UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22487

DBX ETF Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, New York 10154

(Address of principal executive offices) (Zip code)

Freddi Klassen

DBX ETF Trust

345 Park Avenue

New York, New York 10154

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 250-4352

Date of fiscal year end: May 31

Date of reporting period: May 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

May 31, 2019

Annual Report

DBX ETF Trust

Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW)

Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)

Xtrackers MSCI Europe Hedged Equity ETF (DBEU)

Xtrackers MSCI Eurozone Hedged Equity ETF (DBEZ)

Xtrackers MSCI Germany Hedged Equity ETF (DBGR)

Xtrackers MSCI Japan Hedged Equity ETF (DBJP)

Xtrackers MSCI South Korea Hedged Equity ETF (DBKO)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this annual report for 7 of our currency-hedged equity ETFs for the period ended May 31, 2019.

Global growth slowed as a result of normalizing trends in larger developed economies’ monetary policy and ensuing trade tensions, specifically, the escalation in U.S.-China sanctions. In addition, macroeconomic stress in Argentina and Turkey and auto-sector downturn in Germany impacted growth. Despite slower growth reported by most major economies, a strong U.S. GDP anchored global expansion. Base level factors weighing on global expansion included political unrest in the euro area, debt fears in China and a slowdown in Japan’s industrial output. However, favorable job markets and net exports in the U.S. pulled the economy back to the same level as that in the beginning of the period. A slide in oil price affected trade, holding back the U.S. Dollar’s strength against global currencies.

Inflation in the U.S. was lower, yet hovered around target rates driven by corporate earnings and increased household income. GDP growth was similar to inflation, as it advanced at a moderate pace. Unemployment rates fell to favorable levels, partly benefiting from the retiring labor force. The longest shutdown in the history of the U.S. government did not have a material impact on production or markets. The Federal Reserve Board (FRB) adopted a wait-and-see approach and paused any shift in interest rates, and maintained this stance in its recent most update. U.S. equity markets witnessed a bull run, as tax cuts boosted private consumption, ultimately resulting in higher corporate profits.

The euro area’s GDP tumbled through the year, due to macroeconomic stress, declining industrial output, and disruptions in prominent sectors like the auto industry. As a result, the European Central Bank (ECB) retained its accommodative, zero-interest-rate provision. Continued supply of liquidity from the ECB by means of reinvestment of maturing bonds comforted investors. Unemployment rates were at their lowest since the pre-financial crisis period, and as a result, consumer spending was on the rise as well. The euro area’s trade surplus faced volatility but recovered to levels as of the start of the review cycle. The U.K.’s economy sailed through a dark pool of economic prospects around the uncertainty over Brexiti implementation. Slower Chinese growth was the outcome of the severe trade war with the U.S., while its debt trap estimate continued to magnify. In the meantime, continued monetary stimulus had not resulted in a sustainable growth phase in Japan; however, real growth for Q1 2019 surpassed investor expectations, as imports slipped significantly higher than exports. In addition, both Asian countries, China and Japan continually represent the same risks to growth — rising debt and ballooning investments. Equities in emerging markets are at lucrative valuations and shall provide investors opportunities in a diversified investment portfolio.

With no signal of inflationary pressures, central banks have the liberty and impulse to provide accommodation so that future growth is at comfortable levels. Almost all central banks have taken an accommodative stance at the end of the review period. Additionally, the FRB will cautiously weigh its decisions considering political uncertainty and trade war impacts in its efforts to prolong the expansionary phase. In view of an appreciating U.S. dollar, our currency-hedged strategy plays a significant role in managing investments in international equities.

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 Brexit is a combination of words “Britain” and “Exit” and describes the exit of the United Kingdom from the European Union.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

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DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited)

Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW)

The Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI ACWI ex USA US Dollar Hedged Index (the DBAW Index). The DBAW Index is designed to provide exposure to equity securities in developed and emerging stock markets (excluding the U.S.), while at the same time mitigating exposure to fluctuation between the value of the U.S. dollar and select non-U.S. currencies. For the 12-month period ended May 31, 2019, DBAW returned -1.30%, compared to the DBAW Index return of -1.02%.

The majority of sectors contributed negatively to performance during the period with the greatest negative contributions coming from Information Technology, Consumer Discretionary and Financials. The Communication Services and Consumer Staples sectors were the positive contributors to performance. From a geographical perspective, Switzerland, Brazil and India were the major positive contributors, while Japan, China and South Korea contributed negatively to performance. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. The currency hedging strategy contributed positively to performance.

Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)

The Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EM US Dollar Hedged Index (the DBEM Index). The DBEM Index is designed to provide exposure to equity securities in the global emerging markets, while at the same time mitigating exposure to fluctuations between the value of the US dollar and the currencies of countries included in the underlying index. For the 12-month period ended May 31, 2019, DBEM returned -6.18%, compared to the DBEM Index return of -5.21%.

The majority of sectors contributed negatively to performance during the period with the greatest negative contributions coming from Information Technology, Consumer Discretionary and Health Care. The Communication, Energy and Financials sectors contributed positively to performance. From a geographical perspective, Brazil, India and Russia were the major positive contributors, while China, South Korea and South Africa contributed negatively to performance. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. The currency hedging strategy contributed positively to performance.

Xtrackers MSCI Europe Hedged Equity ETF (DBEU)

The Xtrackers MSCI Europe Hedged Equity ETF (DBEU) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Europe US Dollar Hedged Index (the DBEU Index). The DBEU index is designed to provide exposure to equity securities in 15 developed European stock markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected non-U.S. currencies. For the 12-month period ended May 31, 2019, DBEU returned 1.88%, compared to the DBEU Index return of 2.23%.

The majority of sectors contributed negatively to performance during the period with the greatest negative contributions coming from Financials, Consumer Discretionary and Materials. The Consumer Staples, Health Care and Utilities sectors contributed positively to performance. Most countries contributed negatively with Germany, United Kingdom and France being the most significant detractors. However, Switzerland and Jersey, Channel Islands were the only positive contributors. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. The currency hedging strategy contributed positively to performance.

Xtrackers MSCI Eurozone Hedged Equity ETF (DBEZ)

The Xtrackers MSCI Eurozone Hedged Equity ETF (DBEZ) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EMU IMI U.S. Dollar Hedged Index (the DBEZ Index). The DBEZ Index is designed to provide exposure to equities in countries in the European Monetary Union, or the “Eurozone” that have adopted the euro as their common currency and sole legal tender, while at the same time mitigating exposure to the fluctuations between the value of the U.S. dollar and the euro. For the 12-month period ended May 31, 2019, DBEZ returned -1.34%, compared to the DBEZ Index return of -1.34%.

3

DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited) (Continued)

The majority of sectors contributed negatively to performance during the period with the greatest negative contributions coming from Financials, Materials and Consumer Discretionary. The Utilities and Consumer Staples sectors were the positive contributors to performance. From a geographical perspective, all the countries contributed negatively with Germany, France and Italy detracting the most. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S. dollar against the euro. The currency hedging strategy contributed positively to performance.

Xtrackers MSCI Germany Hedged Equity ETF (DBGR)

The Xtrackers MSCI Germany Hedged Equity ETF (DBGR) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI German US Dollar Hedged Index (the DBGR Index). The DBGR Index is designed to provide exposure to Germany’s equity market, while at the same time mitigating exposure to fluctuations between the value of the US dollar and euro. For the 12-month period ended May 31, 2019, DBGR returned -5.48%, compared to the DBGR Index return of -5.31%.

Financials, Real Estate and Utilities were the major positive contributors, while, Health Care and Materials sectors detracted most from the performance. From a geographical perspective, Netherlands and United States were the major positive contributors, while Germany, Luxembourg and Cyprus contributed negatively to performance. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. The currency hedging strategy contributed positively to performance.

Xtrackers MSCI Japan Hedged Equity ETF (DBJP)

The Xtrackers MSCI Japan Hedged Equity ETF (DBJP) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Japan US Dollar Hedged Index (the DBJP Index). The DBJP Index is designed to track the performance of the Japanese equity market, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and Japanese yen. For the 12-month period ended May 31, 2019, DBJP returned -8.59%, compared to the DBJP Index return of -8.12%.

The majority of the sectors contributed negatively to performance during the period with the greatest negative contributions coming from Consumer Discretionary, Financials and Industrials. The Communication Services sector was the only positive contributor to performance. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S. dollar against the Japanese yen. The currency hedging strategy contributed positively to performance.

Xtrackers MSCI South Korea Hedged Equity ETF (DBKO)

The Xtrackers MSCI South Korea Hedged Equity ETF (DBKO) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Korea 25/50 US Dollar Hedged Index (the DBKO Index). The DBKO Index is designed to provide exposure to South Korean equity market, while at the same time mitigating exposure to fluctuations between the value of the US dollar and the South Korean won. For the 12-month period ended May 31, 2019, DBKO returned -13.31%, compared to the DBKO Index return of -12.38%.

All sectors contributed negatively to performance during the period with, Information Technology, Industrials and Health Care sectors detracting the most from performance. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S. dollar against the South Korean won. The currency hedging strategy contributed positively to performance.

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Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance data visit www.Xtrackers.com. Returns assume that dividends and capital gains distributions have been reinvested. See pages 6-19 of this report for additional performance information, including performance data based on market value. The views expressed in this report reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Current and future portfolio holdings are subject to risk.

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5

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW)

The Xtrackers MSCI All World ex US Hedged Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI ACWI ex USA US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of equity securities in developed and emerging stock markets (excluding the United States), while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. It is not possible to invest directly into an index.

Performance as of 5/31/19

Average Annual Total Return

	Net Asset Value	Market Value	MSCI ACWI ex USA US Dollar Hedged Index	MSCI ACWI ex USA Index
One Year	-1.30%	-1.07%	-1.02%	-6.26%
Five Year	4.91%	4.65%	5.46%	1.31%
Since Inception[1]	5.05%	4.98%	5.52%	1.99%

Cumulative Total Returns

	Net Asset Value	Market Value	MSCI ACWI ex USA US Dollar Hedged Index	MSCI ACWI ex USA Index
One Year	-1.30%	-1.07%	-1.02%	-6.26%
Five Year	27.09%	25.54%	30.45%	6.74%
Since Inception[1]	30.19%	29.75%	33.32%	11.15%

1 Total returns are calculated based on the commencement of operations, 1/23/14 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated September 28, 2018, was 0.40%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

6

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 1/23/14.

Sector Diversification* as of 5/31/19

Financials	22.0%
Industrials	11.9%
Consumer Discretionary	11.0%
Consumer Staples	10.1%
Information Technology	8.4%
Health Care	8.2%
Materials	7.5%
Energy	7.3%
Communication Services	7.0%
Utilities	3.3%
Real Estate	3.3%

Total	100.0%

Ten Largest Equity Holdings as of 5/31/19 (10.3% of Net Assets)

Description	% of Net Assets
Nestle SA (Switzerland)	1.5%
Royal Dutch Shell PLC (Netherlands)	1.3%
Tencent Holdings Ltd. (China)	1.2%
Alibaba Group Holding Ltd. (China)	1.1%
Samsung Electronics Co. Ltd. (South Korea)	1.0%
Novartis AG (Switzerland)	0.9%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	0.9%
Roche Holding AG (Switzerland)	0.9%
HSBC Holdings PLC (United Kingdom)	0.8%
BP PLC (United Kingdom)	0.7%

Country Diversification* as of 5/31/19

Japan	16.1%
United Kingdom	10.2%
France	7.3%
China	7.2%
Canada	6.8%
Switzerland	6.5%
Germany	5.7%
Australia	4.8%
Hong Kong	3.6%
Netherlands	3.2%
South Korea	3.2%
Taiwan	2.9%
India	2.5%
Spain	2.0%
Brazil	2.0%
Other	16.0%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 21.

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DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)

The Xtrackers MSCI Emerging Markets Hedged Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EM US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track emerging market performance while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. It is not possible to invest directly into and index.

Performance as of 5/31/19

Average Annual Total Return

	Net Asset Value	Market Value	MSCI EM US Dollar Hedged Index	MSCI EM Index
One Year	-6.18%	-5.99%	-5.21%	-8.70%
Five Year	2.34%	2.22%	3.87%	1.79%
Since Inception[1]	0.71%	0.64%	2.71%	0.67%

Cumulative Total Returns

	Net Asset Value	Market Value	MSCI EM US Dollar Hedged Index	MSCI EM Index
One Year	-6.18%	-5.99%	-5.21%	-8.70%
Five Year	12.24%	11.59%	20.89%	9.25%
Since Inception[1]	5.78%	5.26%	23.79%	5.46%

1 Total returns are calculated based on the commencement of operations, 6/9/11 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated September 28, 2018, was 0.65%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

8

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 6/9/11.

Sector Diversification* as of 5/31/19

Financials	25.5%
Information Technology	13.7%
Consumer Discretionary	13.1%
Communication Services	11.6%
Energy	8.1%
Materials	7.6%
Consumer Staples	6.7%
Industrials	5.4%
Real Estate	3.0%
Health Care	2.7%
Utilities	2.6%

Total	100.0%

Ten Largest Equity Holdings as of 5/31/19 (23.2% of Net Assets)

Description	% of Net Assets
Tencent Holdings Ltd. (China)	4.5%
Alibaba Group Holding Ltd. (China)	4.0%
Samsung Electronics Co. Ltd. (South Korea)	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3.5%
Naspers Ltd. (South Africa)	1.9%
China Construction Bank Corp. (China)	1.4%
Ping An Insurance Group Co. of China Ltd. (China)	1.2%
Reliance Industries Ltd. (India)	1.0%
China Mobile Ltd. (Hong Kong)	1.0%
Housing Development Finance Corp. Ltd. (India)	1.0%

Country Diversification* as of 5/31/19

China	27.2%
South Korea	12.0%
Taiwan	11.0%
India	9.6%
Brazil	7.6%
South Africa	5.8%
Russia	4.0%
Hong Kong	3.9%
Thailand	2.9%
Mexico	2.6%
Malaysia	2.2%
Indonesia	2.1%
Other	9.1%

Total	100.0%

* As a percent of total investments excluding exchange-traded fund, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 47.

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DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI Europe Hedged Equity ETF (DBEU)

The X-trackers MSCI Europe Hedged Equity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Europe US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equity securities in developed stock markets in Europe, while at the same time mitigating exposure to fluctuations between the value of the US dollar and selected non-US currencies. It is not possible to invest directly into an index.

Performance as of 5/31/19

Average Annual Total Return

	Net Asset Value	Market Value	MSCI Europe US Dollar Hedged Index	MSCI Europe Index
One Year	1.88%	1.65%	2.23%	-5.17%
Five Year	5.51%	5.40%	5.86%	-0.06%
Since Inception[1]	6.97%	6.95%	7.32%	2.27%

Cumulative Total Returns

	Net Asset Value	Market Value	MSCI Europe US Dollar Hedged Index	MSCI Europe Index
One Year	1.88%	1.65%	2.23%	-5.17%
Five Year	30.73%	30.08%	32.93%	-0.30%
Since Inception[1]	46.48%	46.36%	49.28%	13.56%

1 Total returns are calculated based on the commencement of operations, 10/1/13 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated September 28, 2018, was 0.45%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

10

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI Europe Hedged Equity ETF (DBEU) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 10/1/13.

Sector Diversification* as of 5/31/19

Financials	18.3%
Consumer Staples	14.9%
Industrials	13.2%
Health Care	12.9%
Consumer Discretionary	9.3%
Energy	8.0%
Materials	7.3%
Information Technology	5.8%
Communication Services	4.8%
Utilities	4.1%
Real Estate	1.4%

Total	100.0%

Ten Largest Equity Holdings as of 5/31/19 (19.8% of Net Assets)

Description	% of Net Assets
Nestle SA (Switzerland)	3.6%
Royal Dutch Shell PLC (Netherlands)	3.0%
Novartis AG (Switzerland)	2.2%
Roche Holding AG (Switzerland)	2.2%
HSBC Holdings PLC (United Kingdom)	1.9%
BP PLC (United Kingdom)	1.6%
TOTAL SA (France)	1.5%
SAP SE (Germany)	1.4%
LVMH Moet Hennessy Louis Vuitton SE (France)	1.2%
Diageo PLC (United Kingdom)	1.2%

Country Diversification* as of 5/31/19

United Kingdom	23.9%
France	17.4%
Switzerland	15.3%
Germany	13.7%
Netherlands	7.7%
Spain	4.8%
Sweden	3.8%
Italy	3.2%
Denmark	2.7%
Other	7.5%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 66.

11

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI Eurozone Hedged Equity ETF (DBEZ)

The Xtrackers MSCI Eurozone Hedged Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EMU IMI US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of equity securities based in the countries in the European Monetary Union (the “EMU”), while seeking to mitigate exposure to fluctuations between the value of the U.S. dollar and the euro. It is not possible to invest directly into an index.

Performance as of 5/31/19

Average Annual Total Return

	Net Asset Value	Market Value	MSCI EMU IMI US Dollar Hedged Index	MSCI EMU Index
One Year	-1.34%	-2.01%	-1.34%	-8.68%
Since Inception[1]	6.97%	6.91%	7.11%	2.93%

Cumulative Total Returns

	Net Asset Value	Market Value	MSCI EMU IMI US Dollar Hedged Index	MSCI EMU Index
One Year	-1.34%	-2.01%	-1.34%	-8.68%
Since Inception[1]	35.17%	34.85%	36.03%	13.80%

1 Total returns are calculated based on the commencement of operations, 12/10/14 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated September 28, 2018, was 0.45%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

12

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI Eurozone Hedged Equity ETF (DBEZ) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 12/10/14.

Sector Diversification* as of 5/31/19

Financials	16.8%
Industrials	15.7%
Consumer Discretionary	12.6%
Consumer Staples	10.4%
Information Technology	9.7%
Health Care	7.4%
Materials	6.9%
Utilities	6.1%
Communication Services	5.8%
Energy	5.4%
Real Estate	3.2%

Total	100.0%

Ten Largest Equity Holdings as of 5/31/19 (19.6% of Net Assets)

Description	% of Net Assets
TOTAL SA (France)	2.6%
SAP SE (Germany)	2.5%
LVMH Moet Hennessy Louis Vuitton SE (France)	2.2%
Allianz SE (Germany)	2.0%
Sanofi (France)	1.9%
Unilever NV (United Kingdom)	1.8%
Siemens AG (Germany)	1.8%
ASML Holding NV (Netherlands)	1.7%
Airbus SE (France)	1.6%
Banco Santander SA (Spain)	1.5%

Country Diversification* as of 5/31/19

France	32.3%
Germany	26.8%
Netherlands	9.6%
Spain	9.6%
Italy	7.2%
Belgium	3.7%
Finland	3.4%
United Kingdom	2.7%
Other	4.7%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 75.

13

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI Germany Hedged Equity ETF (DBGR)

The Xtrackers MSCI Germany Hedged Equity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Germany US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to Germany’s equity market, while at the same time mitigating exposure to fluctuations between the value of the US dollar and euro. It is not possible to invest directly into an index.

Performance as of 5/31/19

Average Annual Total Return

	Net Asset Value	Market Value	MSCI Germany US Dollar Hedged Index	MSCI Germany Index
One Year	-5.48%	-5.87%	-5.31%	-12.45%
Five Year	3.92%	3.76%	4.25%	-1.24%
Since Inception[1]	4.43%	4.38%	4.79%	1.24%

Cumulative Total Returns

	Net Asset Value	Market Value	MSCI Germany US Dollar Hedged Index	MSCI Germany Index
One Year	-5.48%	-5.87%	-5.31%	-12.45%
Five Year	21.19%	20.39%	23.12%	-6.03%
Since Inception[1]	41.39%	40.79%	45.31%	10.31%

1 Total returns are calculated based on the commencement of operations, 6/9/11 (“Inception”).

Prior to 5/31/13, this Fund was known as dbx-trackers MSCI Canada Hedged Equity Fund (DBCN) and had a different investment strategy. Past performance may have been different if the Fund’s current investment strategy had been in effect.

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated September 28, 2018, was 0.45%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

14

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI Germany Hedged Equity ETF (DBGR) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 6/9/11.

Prior to 5/31/13, this Fund was known as dbx-trackers MSCI Canada Hedged Equity Fund (DBCN) and had a different investment strategy. Past performance may have been different if the Fund’s current investment strategy had been in effect.

Ten Largest Equity Holdings as of 5/31/19 (55.0% of Net Assets)

Description	% of Net Assets
SAP SE	10.4%
Allianz SE	8.1%
Siemens AG	7.4%
BASF SE	5.2%
Deutsche Telekom AG	4.8%
Bayer AG	4.7%
adidas AG	4.4%
Daimler AG	4.0%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.1%
Volkswagen AG	2.9%

Sector Diversification* as of 5/31/19

Consumer Discretionary	17.5%
Financials	16.2%
Information Technology	13.9%
Industrials	13.7%
Health Care	11.3%
Materials	9.4%
Communication Services	6.1%
Real Estate	4.3%
Utilities	4.2%
Consumer Staples	3.4%

Total	100.0%

* As a percent of total investments excluding cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 84.

15

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI Japan Hedged Equity ETF (DBJP)

The Xtrackers MSCI Japan Hedged Equity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Japan US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the Japanese equity market while mitigating exposure to fluctuations between the value of the U.S. dollar and Japanese yen. It is not possible to invest directly into an index.

Performance as of 5/31/19

Average Annual Total Return

	Net Asset Value	Market Value	MSCI Japan US Dollar Hedged Index	MSCI Japan Index
One Year	-8.59%	-8.95%	-8.12%	-9.97%
Five Year	6.05%	5.71%	6.73%	4.77%
Since Inception[1]	9.00%	8.86%	9.72%	5.55%

Cumulative Total Returns

	Net Asset Value	Market Value	MSCI Japan US Dollar Hedged Index	MSCI Japan Index
One Year	-8.59%	-8.95%	-8.12%	-9.97%
Five Year	34.12%	32.02%	38.53%	26.24%
Since Inception[1]	99.00%	96.97%	109.69%	53.87%

1 Total returns are calculated based on the commencement of operations, 6/9/11 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated September 28, 2018, was 0.46%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

16

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI Japan Hedged Equity ETF (DBJP) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 6/9/11.

Ten Largest Equity Holdings as of 5/31/19 (18.5% of Net Assets)

Description	% of Net Assets
Toyota Motor Corp.	4.1%
SoftBank Group Corp.	2.4%
Sony Corp.	1.9%
Mitsubishi UFJ Financial Group, Inc.	1.7%
Keyence Corp.	1.6%
Takeda Pharmaceutical Co. Ltd.	1.5%
Sumitomo Mitsui Financial Group, Inc.	1.4%
KDDI Corp.	1.4%
Nintendo Co. Ltd.	1.3%
Honda Motor Co. Ltd.	1.2%

Sector Diversification* as of 5/31/19

Industrials	21.3%
Consumer Discretionary	18.2%
Information Technology	10.9%
Financials	10.9%
Health Care	9.0%
Communication Services	9.0%
Consumer Staples	8.4%
Materials	5.3%
Real Estate	4.3%
Utilities	1.8%
Energy	0.9%

Total	100.0%

* As a percent of total investments excluding cash equivalents and securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 87.

17

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI South Korea Hedged Equity ETF (DBKO)

The Xtrackers MSCI South Korea Hedged Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Korea 25/50 US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the South Korean equity market while mitigating exposure to fluctuations between the value of the U.S. dollar and the South Korean won. It is not possible to invest directly into an index.

Performance as of 5/31/19

Average Annual Total Return

	Net Asset Value	Market Value	MSCI Korea 25/50 US Dollar Hedged Index	MSCI Korea 25/50 Index
One Year	-13.31%	-13.81%	-12.38%	-22.04%
Five Year	1.39%	1.15%	2.58%	-0.81%
Since Inception[1]	1.36%	1.19%	2.69%	0.50%

Cumulative Total Returns

	Net Asset Value	Market Value	MSCI Korea 25/50 US Dollar Hedged Index	MSCI Korea 25/50 Index
One Year	-13.31%	-13.81%	-12.38%	-22.04%
Five Year	7.14%	5.88%	13.59%	-3.98%
Since Inception[1]	7.52%	6.55%	15.27%	2.69%

1 Total returns are calculated based on the commencement of operations, 1/23/14 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated September 28, 2018, was 0.58%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

18

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI South Korea Hedged Equity ETF (DBKO) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 1/23/14.

Ten Largest Equity Holdings as of 5/31/19 (45.9% of Net Assets)

Description	% of Net Assets
Samsung Electronics Co. Ltd.	22.6%
SK Hynix, Inc.	4.8%
Hyundai Motor Co.	2.8%
Shinhan Financial Group Co. Ltd.	2.6%
POSCO	2.5%
KB Financial Group, Inc.	2.3%
Celltrion, Inc.	2.1%
NAVER Corp.	2.1%
LG Chem Ltd.	2.1%
Hyundai Mobis Co. Ltd.	2.0%

Sector Diversification* as of 5/31/19

Information Technology	32.4%
Financials	13.5%
Consumer Discretionary	13.1%
Industrials	10.7%
Materials	7.9%
Consumer Staples	6.7%
Communication Services	6.4%
Health Care	5.7%
Energy	2.4%
Utilities	1.2%

Total	100.0%

* As a percent of total investments excluding exchange-traded fund and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 93.

19

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. In the most recent six-month period the Funds limted these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds

The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2018 to May 31, 2019).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers MSCI All World ex US Hedged Equity ETF
Actual	$1,000.00	$1,035.90	0.41%	$2.08
Hypothetical (5% return before expenses)	$1,000.00	$1,022.89	0.41%	$2.07
Xtrackers MSCI Emerging Markets Hedged Equity ETF
Actual	$1,000.00	$1,018.30	0.66%	$3.32
Hypothetical (5% return before expenses)	$1,000.00	$1,021.64	0.66%	$3.33
Xtrackers MSCI Europe Hedged Equity ETF
Actual	$1,000.00	$1,064.40	0.46%	$2.37
Hypothetical (5% return before expenses)	$1,000.00	$1,022.64	0.46%	$2.32
Xtrackers MSCI Eurozone Hedged Equity ETF
Actual	$1,000.00	$1,059.20	0.47%	$2.41
Hypothetical (5% return before expenses)	$1,000.00	$1,022.59	0.47%	$2.37
Xtrackers MSCI Germany Hedged Equity ETF
Actual	$1,000.00	$1,039.30	0.45%	$2.29
Hypothetical (5% return before expenses)	$1,000.00	$1,022.69	0.45%	$2.27
Xtrackers MSCI Japan Hedged Equity ETF
Actual	$1,000.00	$933.80	0.46%	$2.22
Hypothetical (5% return before expenses)	$1,000.00	$1,022.64	0.46%	$2.32
Xtrackers MSCI South Korea Hedged Equity ETF
Actual	$1,000.00	$992.70	0.58%	$2.88
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 365.

20

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF

May 31, 2019

	Number of Shares	Value
COMMON STOCKS — 96.3%

Argentina — 0.1%
Banco Macro SA, ADR	238	$11,871
Globant SA*	172	15,969
Grupo Financiero Galicia SA, ADR	536	13,727
Pampa Energia SA, ADR*	371	9,379
Telecom Argentina SA, ADR	657	9,743
YPF SA, ADR	928	13,762

		74,451

Australia — 4.7%
AGL Energy Ltd.	2,975	42,410
Alumina Ltd.	12,919	21,419
AMP Ltd.	15,025	22,618
APA Group (a)	5,460	38,406
Aristocrat Leisure Ltd.	2,583	52,178
ASX Ltd.	957	50,288
Aurizon Holdings Ltd.	10,233	36,771
AusNet Services	8,484	10,476
Australia & New Zealand Banking Group Ltd.	13,690	264,769
Bank of Queensland Ltd. (b)	2,207	14,177
Bendigo & Adelaide Bank Ltd.	1,943	15,136
BHP Group Ltd.	14,349	375,858
BHP Group PLC	10,219	230,560
BlueScope Steel Ltd.	2,738	20,019
Boral Ltd.	5,217	19,651
Brambles Ltd.	7,702	64,702
Caltex Australia Ltd.	1,424	26,069
Challenger Ltd.	2,819	15,781
CIMIC Group Ltd.	457	14,317
Coca-Cola Amatil Ltd.	2,831	18,716
Cochlear Ltd.	286	39,705
Coles Group Ltd.*	5,587	48,252
Commonwealth Bank of Australia	8,589	467,776
Computershare Ltd.	2,151	24,889
Crown Resorts Ltd.	1,926	16,741
CSL Ltd.	2,199	313,463
Dexus REIT	4,785	42,753
Domino’s Pizza Enterprises Ltd.	350	9,496
Flight Centre Travel Group Ltd.	308	9,313
Fortescue Metals Group Ltd.	6,722	37,537
Goodman Group REIT	8,051	74,838
GPT Group REIT	8,876	35,466
Harvey Norman Holdings Ltd. (b)	2,924	8,438
Incitec Pivot Ltd.	8,492	19,322
Insurance Australia Group Ltd.	11,545	61,267
Lendlease Group (a)	2,803	27,708
Macquarie Group Ltd.	1,559	130,112
Medibank Pvt Ltd.	12,528	28,766
Mirvac Group REIT	18,275	38,412
MMG Ltd.*	4,619	1,408
National Australia Bank Ltd.	13,506	248,187
Newcrest Mining Ltd.	3,679	69,443
Oil Search Ltd.	6,857	33,535
Orica Ltd.	1,775	25,439
Origin Energy Ltd.	8,660	43,133
QBE Insurance Group Ltd.	6,692	54,175

	Number of Shares	Value
Australia (Continued)
Ramsay Health Care Ltd.	715	$34,635
REA Group Ltd. (b)	254	15,678
Santos Ltd.	8,611	40,261
Scentre Group REIT	26,412	69,623
SEEK Ltd.	1,563	22,661
Sonic Healthcare Ltd.	1,955	35,464
South32 Ltd.	23,746	54,689
Stockland REIT	11,470	35,248
Suncorp Group Ltd.	5,680	51,341
Sydney Airport (a)	5,247	26,971
Tabcorp Holdings Ltd.	9,890	30,942
Telstra Corp. Ltd.	19,585	49,589
TPG Telecom Ltd.	1,742	7,601
Transurban Group (a)	12,653	122,269
Treasury Wine Estates Ltd.	3,625	37,846
Vicinity Centres REIT	15,311	27,403
Washington H Soul Pattinson & Co. Ltd.	520	8,051
Wesfarmers Ltd.	5,634	144,802
Westpac Banking Corp.	16,309	310,443
Woodside Petroleum Ltd.	4,583	112,608
Woolworths Group Ltd.	6,456	140,491
WorleyParsons Ltd.	2,135	19,520

		4,662,031

Austria — 0.1%
ANDRITZ AG	387	13,921
Erste Group Bank AG*	1,430	50,722
OMV AG	714	33,573
Raiffeisen Bank International AG	717	16,677
Verbund AG	329	16,466
voestalpine AG	440	11,487

		142,846

Belgium — 0.6%
Ageas	775	37,818
Anheuser-Busch InBev SA/NV	3,687	299,077
Colruyt SA	278	20,659
Groupe Bruxelles Lambert SA	391	36,456
KBC Group NV	1,247	81,998
Proximus SADP	735	21,308
Solvay SA	355	33,345
Telenet Group Holding NV	295	15,898
UCB SA	631	48,273
Umicore SA	899	26,816

		621,648

Brazil — 1.2%
Ambev SA	23,997	107,327
Atacadao SA	1,728	10,195
B2W Cia Digital*	836	6,690
B3 SA — Brasil Bolsa Balcao	10,041	93,579
Banco Bradesco SA	5,740	47,761
Banco BTG Pactual SA	1,039	12,373
Banco do Brasil SA	4,600	60,783
Banco Santander Brasil SA	2,502	29,139
BB Seguridade Participacoes SA	3,675	27,947
BR Malls Participacoes SA	3,900	12,732
BRF SA*	2,116	14,937

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
Brazil (Continued)
CCR SA	5,921	$20,175
Centrais Eletricas Brasileiras SA	773	6,779
Cia de Saneamento Basico do Estado de Sao Paulo	1,860	20,956
Cia Siderurgica Nacional SA	2,953	12,447
Cielo SA	5,536	9,453
Cosan SA	605	7,268
Embraer SA	2,293	11,074
Energisa SA	1,284	14,728
Engie Brasil Energia SA	1,304	15,393
Equatorial Energia SA	1,024	22,482
Hypera SA	1,860	14,325
IRB Brasil Resseguros SA	471	12,229
JBS SA	5,477	30,512
Klabin SA	2,672	10,589
Kroton Educacional SA	6,692	17,634
Localiza Rent a Car SA	2,452	23,770
Lojas Renner SA	3,908	43,861
M Dias Branco SA	532	5,245
Magazine Luiza SA	328	16,383
Multiplan Empreendimentos Imobiliarios SA	1,318	8,343
Natura Cosmeticos SA	1,049	16,035
Notre Dame Intermedica Participacoes SA	1,607	16,791
Petrobras Distribuidora SA	1,537	10,008
Petroleo Brasileiro SA	14,094	101,396
Porto Seguro SA	327	4,417
Raia Drogasil SA	1,266	22,397
Rumo SA*	6,310	31,132
Sul America SA	561	4,991
Suzano SA	2,344	19,163
TIM Participacoes SA	3,349	9,388
Ultrapar Participacoes SA	3,444	18,151
Vale SA	15,372	191,957
WEG SA	3,417	16,589

		1,209,524

Canada — 6.6%
Agnico Eagle Mines Ltd.	1,132	49,372
Alimentation Couche-Tard, Inc., Class B	2,075	127,346
AltaGas Ltd. (b)	1,493	21,551
Atco Ltd., Class I	362	12,451
Aurora Cannabis, Inc.*(b)	2,950	22,415
Bank of Montreal	3,148	228,530
Bank of Nova Scotia	5,961	302,372
Barrick Gold Corp.	8,713	108,365
BCE, Inc.	699	31,475
BlackBerry Ltd.*	3,206	25,167
Bombardier, Inc., Class B*	12,392	18,612
Brookfield Asset Management, Inc., Class A	4,077	187,018
CAE, Inc.	1,343	34,251
Cameco Corp.	1,632	16,470
Canadian Imperial Bank of Commerce	2,095	158,861
Canadian National Railway Co.	3,513	311,429
Canadian Natural Resources Ltd.	5,809	156,915
Canadian Pacific Railway Ltd.	681	149,270

	Number of Shares	Value
Canada (Continued)
Canadian Tire Corp. Ltd., Class A	345	$34,510
Canadian Utilities Ltd., Class A	633	17,844
Canopy Growth Corp.*	942	37,970
CCL Industries, Inc., Class B	726	33,072
Cenovus Energy, Inc.	4,740	38,857
CGI, Inc.*	1,219	88,855
CI Financial Corp.	1,290	19,365
Constellation Software, Inc.	93	80,529
Cronos Group, Inc.*	1,217	17,198
Dollarama, Inc.	1,503	47,472
Emera, Inc. (b)	247	9,510
Empire Co. Ltd., Class A	611	14,086
Enbridge, Inc.	9,705	357,296
Encana Corp.	7,173	37,839
Fairfax Financial Holdings Ltd.	151	69,266
First Capital Realty, Inc.	1,296	19,935
First Quantum Minerals Ltd.	3,180	23,151
Fortis, Inc.	2,081	78,599
Franco-Nevada Corp.	906	69,954
George Weston Ltd.	359	26,819
Gildan Activewear, Inc.	1,083	39,078
Great-West Lifeco, Inc. (b)	1,440	32,601
H&R Real Estate Investment Trust REIT	676	11,403
Husky Energy, Inc.	1,650	15,492
Hydro One Ltd., 144A	1,732	29,345
iA Financial Corp., Inc.	512	19,213
IGM Financial, Inc.	528	14,329
Imperial Oil Ltd.	1,332	35,606
Intact Financial Corp.	672	57,778
Inter Pipeline Ltd. (b)	1,709	26,047
Keyera Corp.	1,042	25,102
Kinross Gold Corp.*	6,638	21,708
Kirkland Lake Gold Ltd.	928	32,098
Loblaw Cos. Ltd.	933	47,879
Lundin Mining Corp.	3,188	14,246
Magna International, Inc.	1,523	65,231
Manulife Financial Corp.	9,532	159,948
Methanex Corp.	459	19,106
Metro, Inc.	1,105	40,330
National Bank of Canada	1,705	76,584
Nutrien Ltd.	2,963	144,511
Onex Corp.	372	21,217
Open Text Corp.	1,191	47,355
Pembina Pipeline Corp.	2,487	88,727
Power Corp. of Canada	1,510	31,829
Power Financial Corp.	1,127	24,881
PrairieSky Royalty Ltd.	869	11,470
Quebecor, Inc., Class B	807	19,047
Restaurant Brands International, Inc.	1,150	75,691
RioCan Real Estate Investment Trust REIT	726	14,009
Rogers Communications, Inc., Class B	1,845	97,069
Royal Bank of Canada	6,893	518,046
Saputo, Inc.	1,027	34,178
Shaw Communications, Inc., Class B	2,375	48,235
Shopify, Inc., Class A*	473	130,128
SmartCentres Real Estate Investment Trust REIT	636	15,368

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
Canada (Continued)
SNC-Lavalin Group, Inc.	801	$14,276
Stars Group, Inc.*	856	14,180
Sun Life Financial, Inc.	2,944	114,266
Suncor Energy, Inc.	7,858	242,147
TC Energy Corp.	4,576	223,078
Teck Resources Ltd., Class B	2,455	49,896
TELUS Corp.	950	35,087
Thomson Reuters Corp.	980	62,283
Toronto-Dominion Bank	8,837	483,171
Tourmaline Oil Corp. (b)	973	12,382
Vermilion Energy, Inc. (b)	474	9,939
West Fraser Timber Co. Ltd.	224	8,732
Wheaton Precious Metals Corp.	2,284	50,510
WSP Global, Inc.	459	24,210

		6,533,039

Chile — 0.2%
Aguas Andinas SA, Class A	6,881	3,797
Antofagasta PLC	2,006	19,852
Banco de Chile	120,398	17,284
Banco de Credito e Inversiones SA	179	11,479
Banco Santander Chile	312,455	22,001
Cencosud SA	8,433	15,332
Cia Cervecerias Unidas SA	666	9,011
Colbun SA	30,600	5,757
Empresa Nacional de Telecomunicaciones SA*	868	8,281
Empresas CMPC SA	8,312	22,082
Empresas COPEC SA	2,150	22,242
Enel Americas SA	138,140	22,000
Enel Chile SA	123,794	11,337
Itau CorpBanca	1,267,566	9,867
Latam Airlines Group SA	1,466	12,851
SACI Falabella	2,985	18,006

		231,179

China — 7.0%
3SBio, Inc., 144A (b)	4,816	7,851
51job, Inc., ADR*	112	7,879
58.com, Inc., ADR*	516	29,427
AAC Technologies Holdings, Inc.	3,620	19,255
Agile Group Holdings Ltd.	7,957	10,079
Agricultural Bank of China Ltd., Class A*	19,900	10,609
Agricultural Bank of China Ltd., Class H*	131,537	56,376
Air China Ltd., Class H*	10,875	10,085
Alibaba Group Holding Ltd., ADR*(b)	6,867	1,024,968
Aluminum Corp. of China Ltd., Class H*	20,450	7,356
Anhui Conch Cement Co. Ltd., Class A	1,200	6,875
Anhui Conch Cement Co. Ltd., Class H	5,837	34,101
ANTA Sports Products Ltd.	5,136	31,447
Anxin Trust Co. Ltd., Class A*	1,500	1,119
Autohome, Inc., ADR*(b)	308	26,457
AviChina Industry & Technology Co. Ltd., Class H	13,135	7,456
BAIC Motor Corp. Ltd., Class H, 144A	10,311	6,379
Baidu, Inc., ADR*	1,321	145,310
Bank of Beijing Co. Ltd., Class A	11,100	9,326

	Number of Shares	Value
China (Continued)
Bank of China Ltd., Class A	16,800	$9,443
Bank of China Ltd., Class H	374,470	155,242
Bank of Communications Co. Ltd., Class A	13,200	11,397
Bank of Communications Co. Ltd., Class H	35,578	27,865
Bank of Jiangsu Co. Ltd., Class A	10,000	10,517
Bank of Ningbo Co. Ltd., Class A	2,300	7,730
Bank of Shanghai Co. Ltd., Class A	4,300	7,014
Baozun, Inc., ADR*(b)	175	6,865
BeiGene Ltd., ADR*(b)	158	18,633
Beijing Capital International Airport Co. Ltd., Class H	7,123	6,024
BYD Co. Ltd., Class H (b)	3,102	18,162
BYD Electronic International Co. Ltd.	3,177	4,182
CGN Power Co. Ltd., Class H, 144A	51,498	14,189
China Cinda Asset Management Co. Ltd., Class H	59,929	13,913
China CITIC Bank Corp. Ltd., Class H	46,587	26,444
China Communications Construction Co. Ltd., Class H	24,316	21,619
China Communications Services Corp. Ltd., Class H	15,597	11,679
China Conch Venture Holdings Ltd.	7,770	25,224
China Construction Bank Corp., Class H	454,708	359,611
China Eastern Airlines Corp. Ltd., Class H	6,242	3,432
China Everbright Bank Co. Ltd., Class A	14,000	7,788
China Everbright Bank Co. Ltd., Class H	14,787	6,677
China Evergrande Group (b)	8,711	23,168
China Galaxy Securities Co. Ltd., Class H	27,715	14,884
China Huarong Asset Management Co. Ltd., Class H, 144A*	68,252	11,579
China International Capital Corp. Ltd., Class H, 144A	5,058	9,187
China Life Insurance Co. Ltd., Class A	700	2,649
China Life Insurance Co. Ltd., Class H	38,103	88,458
China Literature Ltd., 144A*(b)	2,240	8,629
China Longyuan Power Group Corp. Ltd., Class H	22,041	13,917
China Medical System Holdings Ltd.	6,743	5,935
China Merchants Bank Co. Ltd., Class A	3,700	18,337
China Merchants Bank Co. Ltd., Class H	18,811	90,581
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A*	2,200	6,922
China Minsheng Banking Corp. Ltd., Class A	13,500	11,949
China Minsheng Banking Corp. Ltd., Class H	33,356	24,253
China Molybdenum Co. Ltd., Class H (b)	16,711	5,244
China National Building Material Co. Ltd., Class H	26,363	20,278
China National Nuclear Power Co. Ltd., Class A	12,600	10,076
China Oilfield Services Ltd., Class H	12,051	10,776
China Pacific Insurance Group Co. Ltd., Class A	1,600	7,978
China Pacific Insurance Group Co. Ltd., Class H	12,650	46,795

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
China (Continued)
China Petroleum & Chemical Corp., Class A	9,200	$7,237
China Petroleum & Chemical Corp., Class H	122,653	81,669
China Railway Construction Corp. Ltd., Class H	10,726	12,546
China Railway Group Ltd., Class H	20,256	15,141
China Resources Pharmaceutical Group Ltd., 144A*	8,748	11,427
China Shenhua Energy Co. Ltd., Class H	17,751	36,455
China Shipbuilding Industry Co. Ltd., Class A	8,500	6,317
China Southern Airlines Co. Ltd., Class H	8,335	5,358
China State Construction Engineering Corp. Ltd., Class A	9,600	7,802
China Telecom Corp. Ltd., Class H*	71,007	35,687
China Tower Corp. Ltd., Class H, 144A	208,683	46,850
China United Network Communications Ltd., Class A	9,100	7,817
China Vanke Co. Ltd., Class A	2,100	8,123
China Vanke Co. Ltd., Class H	6,217	22,007
China Yangtze Power Co. Ltd., Class A	3,500	8,979
Chongqing Rural Commercial Bank Co. Ltd., Class H	16,569	8,475
CIFI Holdings Group Co. Ltd.	11,828	7,076
CITIC Securities Co. Ltd., Class A	3,100	9,040
CITIC Securities Co. Ltd., Class H	7,298	13,294
CNOOC Ltd.	84,869	138,353
Country Garden Holdings Co. Ltd. (b)	35,842	48,463
Country Garden Services Holdings Co. Ltd.	4,808	9,862
CRRC Corp. Ltd., Class H	24,010	20,581
CSPC Pharmaceutical Group Ltd.	23,942	38,603
Ctrip.com International Ltd., ADR*	2,007	69,362
Dali Foods Group Co. Ltd., 144A	17,259	12,351
Dongfeng Motor Group Co. Ltd., Class H	13,883	11,440
ENN Energy Holdings Ltd.*	4,240	38,130
Focus Media Information Technology Co. Ltd., Class A	3,200	2,577
Foshan Haitian Flavouring & Food Co. Ltd., Class A	500	7,258
Fosun International Ltd.	15,117	19,514
Future Land Development Holdings Ltd.	10,549	11,505
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	2,294	6,847
GDS Holdings Ltd., ADR*	329	10,689
Geely Automobile Holdings Ltd.	24,220	39,730
Genscript Biotech Corp.*	7,225	15,612
GF Securities Co. Ltd., Class H	11,962	13,641
GOME Retail Holdings Ltd.*(b)	109,510	10,756
Great Wall Motor Co. Ltd., Class H	21,547	15,666
Greentown Service Group Co. Ltd.*	4,808	3,784
Guangzhou Automobile Group Co. Ltd., Class H	14,124	13,620
Guangzhou R&F Properties Co. Ltd., Class H	7,029	13,306

	Number of Shares	Value
China (Continued)
Guotai Junan Securities Co. Ltd., Class H, 144A	7,228	$12,336
Haitian International Holdings Ltd.	4,920	9,728
Haitong Securities Co. Ltd., Class H	15,568	15,966
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	700	2,519
Hengan International Group Co. Ltd.	3,470	25,451
Hua Hong Semiconductor Ltd., 144A (b)	2,953	6,208
Huaneng Power International, Inc., Class H*	29,196	18,397
Huaneng Renewables Corp. Ltd., Class H	18,697	5,056
Huatai Securities Co. Ltd., Class A	2,100	5,668
Huatai Securities Co. Ltd., Class H, 144A	7,057	11,180
Huaxia Bank Co. Ltd., Class A	9,400	10,213
Huazhu Group Ltd., ADR (b)	634	19,400
Industrial & Commercial Bank of China Ltd., Class A	14,000	11,378
Industrial & Commercial Bank of China Ltd., Class H	307,197	219,439
Industrial Bank Co. Ltd., Class A	5,000	12,726
Industrial Securities Co. Ltd., Class A	1,500	1,343
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	32,600	8,312
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,500	6,521
iQIYI, Inc., ADR*(b)	788	14,365
JD.com, Inc., ADR*(b)	3,750	96,600
Jiangsu Expressway Co. Ltd., Class H	9,726	13,548
Jiangsu Hengrui Medicine Co. Ltd., Class A	1,000	9,005
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	200	3,313
Jiangxi Copper Co. Ltd., Class H	5,628	7,028
Kingdee International Software Group Co. Ltd.	13,211	14,712
Kingsoft Corp. Ltd.*	4,776	13,159
Kweichow Moutai Co. Ltd., Class A	200	25,786
KWG Group Holdings Ltd.	5,818	5,841
Legend Holdings Corp., Class H, 144A	3,532	8,524
Lenovo Group Ltd.	35,135	24,426
Li Ning Co. Ltd.*	8,847	14,648
Logan Property Holdings Co. Ltd.	9,750	14,402
Longfor Group Holdings Ltd.	6,553	24,032
Luye Pharma Group Ltd., 144A	11,644	8,763
Meitu, Inc., 144A*(b)	5,966	2,017
Meituan Dianping, Class B*(b)	4,759	36,757
Metallurgical Corp. of China Ltd., Class A	21,100	9,170
Midea Group Co. Ltd., Class A	500	3,593
Momo, Inc., ADR (b)	829	22,856
NetEase, Inc., ADR	339	84,279
New China Life Insurance Co. Ltd., Class H	4,923	22,858
New Oriental Education & Technology Group, Inc., ADR*	751	64,323
NIO, Inc., ADR*	3,140	9,577
Noah Holdings Ltd., ADR*	190	7,267
Orient Securities Co. Ltd., Class A	1,600	2,376

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
China (Continued)
People’s Insurance Co. Group of China Ltd., Class H*	56,586	$22,231
PetroChina Co. Ltd., Class A	7,700	7,976
PetroChina Co. Ltd., Class H	95,491	53,351
PICC Property & Casualty Co. Ltd., Class H	37,763	40,800
Pinduoduo, Inc., ADR*(b)	877	17,031
Ping An Bank Co. Ltd., Class A	3,800	6,705
Ping An Insurance Group Co. of China Ltd., Class A	1,800	20,600
Ping An Insurance Group Co. of China Ltd., Class H	26,365	291,242
Poly Developments and Holdings Group Co. Ltd., Class A	3,400	5,989
Postal Savings Bank of China Co. Ltd., Class H, 144A	36,685	21,947
Power Construction Corp. of China Ltd., Class A	14,500	10,335
SAIC Motor Corp. Ltd., Class A	2,000	6,939
Semiconductor Manufacturing International Corp.*(b)	12,721	15,302
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	9,093	7,910
Shanghai Electric Group Co. Ltd., Class H	14,557	5,143
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	3,305	9,717
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	3,931	4,572
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	5,098	10,067
Shanghai Pudong Development Bank Co. Ltd., Class A	3,000	4,837
Shenwan Hongyuan Group Co. Ltd., Class A	11,900	8,137
Shenzhou International Group Holdings Ltd.	3,696	43,586
Sihuan Pharmaceutical Holdings Group Ltd.	18,501	4,153
SINA Corp.*	378	15,218
Sino-Ocean Group Holding Ltd.	13,001	5,191
Sinopec Engineering Group Co. Ltd., Class H	7,834	6,375
Sinopec Shanghai Petrochemical Co. Ltd., Class H	16,218	7,075
Sinopharm Group Co. Ltd., Class H (b)	6,046	22,712
Sinotruk Hong Kong Ltd.	3,686	6,987
SOHO China Ltd.	10,116	3,161
Sunac China Holdings Ltd.	12,840	55,359
Sunny Optical Technology Group Co. Ltd.	3,989	34,015
TAL Education Group, ADR*(b)	1,654	56,914
Tencent Holdings Ltd.	27,657	1,150,089
Tianma Microelectronics Co. Ltd., Class A	1,000	1,963
Tingyi Cayman Islands Holding Corp.	11,317	18,391
TravelSky Technology Ltd., Class H	4,761	9,863
Tsingtao Brewery Co. Ltd., Class H	1,028	6,248
Uni-President China Holdings Ltd.	11,236	11,939
Vipshop Holdings Ltd., ADR*	2,092	15,774
Want Want China Holdings Ltd.	29,747	21,211

	Number of Shares	Value
China (Continued)
Weibo Corp., ADR*	244	$10,131
Weichai Power Co. Ltd., Class H	13,085	19,896
Wens Foodstuffs Group Co. Ltd., Class A	1,200	6,849
Wuliangye Yibin Co. Ltd., Class A	600	8,801
Wuxi Biologics Cayman, Inc., 144A*	2,812	26,579
Xiaomi Corp., Class B, 144A*	21,601	26,397
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	5,788	6,091
Xinyi Solar Holdings Ltd.	15,219	8,348
Yangzijiang Shipbuilding Holdings Ltd.	10,700	10,671
Yanzhou Coal Mining Co. Ltd., Class H*	11,122	10,456
Yihai International Holding Ltd.*	2,266	11,201
Yum China Holdings, Inc.	1,815	72,618
YY, Inc., ADR*	235	16,086
Zhejiang Expressway Co. Ltd., Class H	6,370	6,655
Zhuzhou CRRC Times Electric Co. Ltd., Class H	3,224	17,355
Zijin Mining Group Co. Ltd., Class H	29,355	10,372
ZTE Corp., Class H*	3,812	9,171
ZTO Express Cayman, Inc., ADR (b)	1,849	33,356

		6,923,704

Colombia — 0.1%
Bancolombia SA	1,042	11,537
Ecopetrol SA	23,874	19,541
Grupo Argos SA	1,348	6,912
Grupo de Inversiones Suramericana SA	1,145	11,274
Interconexion Electrica SA ESP	1,750	8,392

		57,656

Czech Republic — 0.0%
CEZ AS	1,048	24,400
Komercni banka AS	359	13,550
Moneta Money Bank AS, 144A	1,848	6,032

		43,982

Denmark — 1.1%
A.P. Moller—Maersk A/S, Class A	16	16,336
A.P. Moller—Maersk A/S, Class B	31	33,297
Carlsberg A/S, Class B	525	69,160
Chr Hansen Holding A/S	521	54,386
Coloplast A/S, Class B	588	62,682
Danske Bank A/S	3,472	57,133
Demant A/S*	533	17,853
DSV A/S	900	80,431
Genmab A/S*	269	46,177
H Lundbeck A/S	327	13,129
ISS A/S	766	21,560
Novo Nordisk A/S, Class B	8,406	395,735
Novozymes A/S, Class B	1,066	50,169
Orsted A/S, 144A	875	69,741
Pandora A/S	477	17,718
Tryg A/S	526	16,477
Vestas Wind Systems A/S	969	79,437

		1,101,421

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
Egypt — 0.0%
Commercial International Bank Egypt SAE	6,350	$27,194
Eastern Co. SAE	4,376	4,060
ElSewedy Electric Co.	4,141	3,441

		34,695

Finland — 0.8%
Elisa OYJ	689	30,727
Fortum OYJ	2,176	46,504
Kone OYJ, Class B	1,657	90,354
Metso OYJ	528	17,076
Neste OYJ	1,959	66,224
Nokia OYJ	26,954	134,901
Nokian Renkaat OYJ	592	16,924
Nordea Bank Abp	14,697	103,786
Orion OYJ, Class B	562	18,383
Sampo OYJ, Class A	2,086	90,326
Stora Enso OYJ, Class R	2,629	27,790
UPM-Kymmene OYJ	2,737	68,553
Wartsila OYJ Abp	2,146	31,370

		742,918

France — 7.1%
Accor SA (b)	901	33,257
Aeroports de Paris	131	22,420
Air Liquide SA	2,132	265,568
Airbus SE	2,857	366,600
Alstom SA	750	34,252
Amundi SA, 144A	306	19,861
Arkema SA	339	28,449
Atos SE	532	40,545
AXA SA	9,381	231,399
BioMerieux (b)	184	15,036
BNP Paribas SA (b)	5,283	241,242
Bollore SA	3,253	14,689
Bouygues SA	1,235	43,226
Bureau Veritas SA	1,191	28,088
Capgemini SE (b)	763	85,324
Carrefour SA	2,696	50,720
Casino Guichard Perrachon SA (b)	395	15,034
Cie de Saint-Gobain	2,406	87,128
Cie Generale des Etablissements Michelin SCA	844	97,070
CNP Assurances	886	18,994
Covivio REIT	249	26,120
Credit Agricole SA (b)	5,367	61,337
Danone SA	3,070	244,878
Dassault Aviation SA	13	16,222
Dassault Systemes SE	661	98,102
Edenred	1,020	46,606
Eiffage SA	360	34,418
Electricite de France SA	2,883	40,453
Engie SA (b)	8,795	122,326
EssilorLuxottica SA	1,403	161,674
Eurazeo SE	267	18,687
Eutelsat Communications SA	884	15,579
Faurecia SA	361	13,337
Gecina SA REIT	249	35,606
Getlink SE	2,446	37,737

	Number of Shares	Value
France (Continued)
Hermes International	146	$97,015
ICADE REIT	160	13,594
Iliad SA	119	13,753
Imerys SA	215	9,329
Ingenico Group SA*	291	23,270
Ipsen SA	182	21,735
JCDecaux SA	443	12,373
Kering SA	365	189,997
Klepierre SA REIT	993	33,801
Legrand SA	1,266	85,057
L’Oreal SA	1,220	327,649
LVMH Moet Hennessy Louis Vuitton SE	1,349	510,285
Natixis SA (b)	4,514	20,721
Orange SA (b)	9,850	154,496
Pernod Ricard SA	1,006	177,345
Peugeot SA	2,821	62,935
Publicis Groupe SA	972	53,099
Remy Cointreau SA	96	13,191
Renault SA	928	55,900
Safran SA	1,614	212,224
Sanofi	5,389	434,910
Sartorius Stedim Biotech	134	18,578
Schneider Electric SE	2,660	210,392
SCOR SE	731	30,077
SEB SA	141	23,045
Societe BIC SA*(b)	136	10,620
Societe Generale SA (b)	3,787	95,021
Sodexo SA	393	45,221
Suez (b)	1,708	22,850
Teleperformance	260	49,959
Thales SA	502	55,274
TOTAL SA	11,396	593,779
Ubisoft Entertainment SA*	468	38,355
Unibail-Rodamco-Westfield REIT	523	79,081
Unibail-Rodamco-Westfield CDI	2,774	20,860
Valeo SA (b)	1,163	30,766
Veolia Environnement SA	2,551	59,021
Vinci SA (b)	2,397	236,880
Vivendi SA	4,433	119,500
Wendel SA	130	16,556
Worldline SA, 144A*	400	24,086

		7,014,584

Germany — 5.2%
1&1 Drillisch AG	234	7,152
adidas AG	880	251,869
Allianz SE	2,063	458,311
Axel Springer SE	216	13,404
BASF SE	4,443	293,146
Bayer AG	4,587	270,670
Bayerische Motoren Werke AG	1,686	116,816
Beiersdorf AG	467	53,762
Brenntag AG	737	34,235
Carl Zeiss Meditec AG	197	18,542
Commerzbank AG	5,189	36,532
Continental AG	531	72,253
Covestro AG, 144A	845	37,033

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
Germany (Continued)
Daimler AG	4,489	$232,867
Delivery Hero SE, 144A*	537	23,127
Deutsche Bank AG (c)	9,455	64,295
Deutsche Boerse AG	933	128,985
Deutsche Lufthansa AG	1,043	19,867
Deutsche Post AG	4,779	140,840
Deutsche Telekom AG	16,415	277,089
Deutsche Wohnen SE	1,792	84,582
E.ON SE	10,660	111,336
Evonik Industries AG	962	25,277
Fraport AG Frankfurt Airport Services Worldwide	221	17,406
Fresenius Medical Care AG & Co. KGaA	1,042	75,991
Fresenius SE & Co. KGaA	1,974	100,141
GEA Group AG	835	22,836
Hannover Rueck SE	275	41,229
HeidelbergCement AG	650	48,333
Henkel AG & Co. KGaA	587	50,888
HOCHTIEF AG	90	10,718
HUGO BOSS AG	306	17,810
Infineon Technologies AG	5,393	96,903
Innogy SE, 144A	685	31,054
KION Group AG	372	20,297
Knorr-Bremse AG*	228	25,102
LANXESS AG	449	22,507
Merck KGaA	619	59,789
METRO AG	884	13,935
MTU Aero Engines AG	238	51,475
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	738	178,166
Puma SE	50	29,074
RWE AG	2,462	61,500
SAP SE	4,769	588,287
Siemens AG	3,730	422,700
Siemens Healthineers AG, 144A	638	24,839
Symrise AG	585	54,806
Telefonica Deutschland Holding AG	3,110	8,724
thyssenkrupp AG (b)	2,031	25,718
TUI AG	2,080	19,196
Uniper SE	923	25,892
United Internet AG	583	20,874
Volkswagen AG	155	24,606
Vonovia SE	2,480	130,105
Wirecard AG	568	88,900
Zalando SE, 144A*	503	19,971

		5,201,762

Greece — 0.1%
Alpha Bank AE*	7,127	13,456
Eurobank Ergasias SA*	12,640	12,356
FF Group*(d)	197	1,056
Hellenic Telecommunications Organization SA	1,306	17,873
JUMBO SA	642	11,404
Motor Oil Hellas Corinth Refineries SA	235	5,986
OPAP SA	752	7,876
Titan Cement Co. SA	224	4,554

		74,561

	Number of Shares	Value
Hong Kong — 3.5%
AIA Group Ltd.	57,873	$543,698
Alibaba Health Information Technology Ltd.*	14,938	14,158
Alibaba Pictures Group Ltd.*	100,955	20,991
ASM Pacific Technology Ltd.	1,169	11,340
Bank of East Asia Ltd.	5,929	18,454
Beijing Enterprises Holdings Ltd.	3,220	16,183
Beijing Enterprises Water Group Ltd.*	32,433	17,252
BOC Hong Kong Holdings Ltd.	17,995	69,092
Brilliance China Automotive Holdings Ltd.	15,169	15,441
China Ding Yi Feng Holdings Ltd. (b)(d)	7,780	22,905
China Everbright International Ltd.	18,662	17,663
China First Capital Group Ltd.*	28,159	8,621
China Gas Holdings Ltd.	9,100	29,252
China Jinmao Holdings Group Ltd.	31,925	18,447
China Mengniu Dairy Co. Ltd.*	13,746	50,235
China Merchants Port Holdings Co. Ltd.	6,487	11,353
China Mobile Ltd.	29,524	257,785
China Overseas Land & Investment Ltd.	17,664	61,287
China Resources Beer Holdings Co. Ltd.	8,241	36,056
China Resources Cement Holdings Ltd.	11,672	10,124
China Resources Gas Group Ltd.	4,884	23,393
China Resources Land Ltd.	13,858	56,390
China Resources Power Holdings Co. Ltd.	8,490	12,367
China State Construction International Holdings Ltd.	13,742	14,076
China Taiping Insurance Holdings Co. Ltd.	9,224	23,708
China Unicom Hong Kong Ltd.	27,042	28,527
CITIC Ltd.	29,488	40,022
CK Asset Holdings Ltd.	11,775	85,163
CK Hutchison Holdings Ltd.	13,047	123,238
CK Infrastructure Holdings Ltd.	3,415	26,376
CLP Holdings Ltd.	7,819	88,418
COSCO SHIPPING Ports Ltd.	8,554	8,314
Dairy Farm International Holdings Ltd.	1,700	13,005
Far East Horizon Ltd.	12,824	13,659
Fullshare Holdings Ltd.*(b)	32,375	3,015
Galaxy Entertainment Group Ltd.	11,368	68,734
Guangdong Investment Ltd.	15,071	29,644
Haier Electronics Group Co. Ltd.*	5,353	13,643
Hang Lung Properties Ltd.	9,627	20,262
Hang Seng Bank Ltd.	3,397	85,146
Henderson Land Development Co. Ltd.	7,110	36,731
HK Electric Investments & HK Electric Investments Ltd. (a)	12,644	12,370
HKT Trust & HKT Ltd. (a)	18,549	29,245
Hong Kong & China Gas Co. Ltd.	47,722	105,433
Hong Kong Exchanges & Clearing Ltd.	5,812	184,897
Hongkong Land Holdings Ltd.	4,700	30,644
Hutchison China MediTech Ltd., ADR*(b)	260	7,179
Hysan Development Co. Ltd.	2,774	14,437
Jardine Matheson Holdings Ltd.	1,021	65,528
Jardine Strategic Holdings Ltd.	1,146	42,792
Kerry Properties Ltd.	4,014	15,233
Kingboard Holdings Ltd.	3,729	9,799
Kunlun Energy Co. Ltd.*	16,221	14,939
Lee & Man Paper Manufacturing Ltd.	6,135	3,991

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
Hong Kong (Continued)
Link REIT	10,580	$126,589
Melco Resorts & Entertainment Ltd., ADR	1,168	22,542
MTR Corp. Ltd.	7,016	42,913
New World Development Co. Ltd.	28,609	42,186
Nine Dragons Paper Holdings Ltd.*	12,519	9,981
NWS Holdings Ltd.	10,616	20,935
PCCW Ltd.	33,182	18,878
Power Assets Holdings Ltd.	6,553	45,305
Shanghai Industrial Holdings Ltd.	2,537	5,288
Shangri-La Asia Ltd.	6,117	7,803
Shenzhen International Holdings Ltd.	3,792	6,665
Shimao Property Holdings Ltd.	6,607	18,920
Sino Biopharmaceutical Ltd.	39,534	39,889
Sino Land Co. Ltd.	16,209	25,928
SJM Holdings Ltd.	12,719	14,083
Sun Art Retail Group Ltd.	11,832	10,323
Sun Hung Kai Properties Ltd.	7,331	116,050
Swire Pacific Ltd., Class A	2,782	32,932
Swire Properties Ltd.	6,234	25,685
Techtronic Industries Co. Ltd.	7,144	45,564
Vitasoy International Holdings Ltd.	3,291	17,652
WH Group Ltd., 144A	40,343	36,331
Wharf Holdings Ltd.	6,294	16,097
Wharf Real Estate Investment Co. Ltd.	5,851	39,967
Wheelock & Co. Ltd.	3,725	24,660
Yue Yuen Industrial Holdings Ltd.	3,360	9,408

		3,423,229

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC*	1,487	16,745
OTP Bank Nyrt	1,170	48,864
Richter Gedeon Nyrt	680	12,225

		77,834

India — 2.5%
Adani Ports & Special Economic Zone Ltd.	2,455	14,668
Ambuja Cements Ltd.	2,048	6,777
Ashok Leyland Ltd.	5,515	7,031
Asian Paints Ltd.	1,695	34,228
Aurobindo Pharma Ltd.	1,595	15,389
Avenue Supermarts Ltd., 144A*	518	9,834
Axis Bank Ltd.*	9,394	108,954
Bajaj Auto Ltd.	521	21,874
Bajaj Finance Ltd.	732	36,417
Bajaj Finserv Ltd.	186	21,853
Bharat Petroleum Corp. Ltd.	2,344	13,768
Bharti Airtel Ltd.	8,162	40,850
Bharti Infratel Ltd.	2,785	10,750
Bosch Ltd.	40	10,172
Britannia Industries Ltd.	312	13,081
Cipla Ltd.	1,780	14,274
Coal India Ltd.	6,331	23,029
Container Corp. Of India Ltd.	1,017	7,735
Dabur India Ltd.	2,705	15,368
Divi’s Laboratories Ltd.	378	8,637
Dr. Reddy’s Laboratories Ltd., ADR (b)	540	20,579

	Number of Shares	Value
India (Continued)
Eicher Motors Ltd.	65	$18,605
GAIL India Ltd.	3,887	20,135
Glenmark Pharmaceuticals Ltd.	879	6,878
Godrej Consumer Products Ltd.	2,049	20,229
Grasim Industries Ltd.	1,418	18,029
Havells India Ltd.	1,193	12,804
HCL Technologies Ltd.	2,863	44,883
Hero MotoCorp Ltd.	259	9,961
Hindalco Industries Ltd.	5,786	16,356
Hindustan Petroleum Corp. Ltd.	2,920	13,586
Hindustan Unilever Ltd.	3,214	82,481
Housing Development Finance Corp. Ltd.	7,965	249,455
ICICI Bank Ltd.	12,032	73,151
ICICI Lombard General Insurance Co. Ltd., 144A	659	11,125
Indiabulls Housing Finance Ltd.	1,355	15,293
Indian Oil Corp. Ltd.	8,950	21,261
Infosys Ltd., ADR (b)	1,688	17,673
Infosys Ltd.	15,654	165,713
InterGlobe Aviation Ltd., 144A	239	5,749
ITC Ltd.	17,204	68,763
JSW Steel Ltd.	4,127	16,090
Larsen & Toubro Ltd.	2,338	52,253
LIC Housing Finance Ltd.	1,791	14,355
Lupin Ltd.	1,453	15,544
Mahindra & Mahindra Financial Services Ltd.	1,409	8,525
Mahindra & Mahindra Ltd.	3,735	34,678
Marico Ltd.	2,701	14,416
Maruti Suzuki India Ltd.	444	43,768
Motherson Sumi Systems Ltd.	4,103	6,791
Nestle India Ltd.	124	20,458
NTPC Ltd.	11,858	22,673
Oil & Natural Gas Corp. Ltd.	12,131	29,931
Page Industries Ltd.	15	4,252
Petronet LNG Ltd.	3,652	12,946
Pidilite Industries Ltd.	846	15,655
Piramal Enterprises Ltd.	209	6,666
Power Grid Corp. of India Ltd.	9,465	25,709
Reliance Industries Ltd.	13,658	260,681
Shree Cement Ltd.	41	12,719
Shriram Transport Finance Co. Ltd.	716	11,962
State Bank of India*	9,126	46,160
Sun Pharmaceutical Industries Ltd.	3,997	23,506
Tata Consultancy Services Ltd.	4,484	141,328
Tata Motors Ltd.*	7,221	17,884
Tata Steel Ltd.	1,695	11,876
Tech Mahindra Ltd.	2,303	25,126
Titan Co. Ltd.	1,500	26,598
UltraTech Cement Ltd.	553	37,771
United Spirits Ltd.*	1,067	8,483
UPL Ltd.	1,737	24,898
Vedanta Ltd.	9,028	20,798
Vodafone Idea Ltd.*	32,524	6,510
Wipro Ltd.	5,787	23,782
Yes Bank Ltd.	5,840	12,385
Zee Entertainment Enterprises Ltd.	1,706	8,750

		2,413,325

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
Indonesia — 0.6%
PT Adaro Energy Tbk	47,224	$4,285
PT Astra International Tbk	91,574	47,800
PT Bank Central Asia Tbk	46,679	95,173
PT Bank Mandiri Persero Tbk	90,367	48,595
PT Bank Negara Indonesia Persero Tbk	33,270	19,581
PT Bank Rakyat Indonesia Persero Tbk	271,612	78,025
PT Bank Tabungan Negara Persero Tbk	19,578	3,388
PT Barito Pacific Tbk	22,852	5,284
PT Bumi Serpong Damai Tbk*	52,437	4,960
PT Charoen Pokphand Indonesia Tbk	37,001	12,703
PT Gudang Garam Tbk	3,861	21,770
PT Hanjaya Mandala Sampoerna Tbk	34,394	8,145
PT Indah Kiat Pulp & Paper Corp. Tbk	15,846	8,604
PT Indocement Tunggal Prakarsa Tbk	9,248	13,737
PT Indofood CBP Sukses Makmur Tbk	12,161	8,350
PT Indofood Sukses Makmur Tbk	16,417	7,592
PT Jasa Marga Persero Tbk	20,622	8,236
PT Kalbe Farma Tbk	102,044	10,045
PT Pabrik Kertas Tjiwi Kimia Tbk	10,716	7,658
PT Pakuwon Jati Tbk	103,608	5,118
PT Perusahaan Gas Negara Tbk	41,896	6,047
PT Semen Indonesia Persero Tbk*	18,487	14,961
PT Surya Citra Media Tbk	28,297	3,271
PT Telekomunikasi Indonesia Persero Tbk*	235,963	64,477
PT Unilever Indonesia Tbk	5,921	18,461
PT United Tractors Tbk	9,001	15,987

		542,253

Ireland — 0.5%
AerCap Holdings NV*	649	29,088
AIB Group PLC	3,349	13,776
Bank of Ireland Group PLC	5,737	30,776
CRH PLC	3,771	117,916
DCC PLC	490	41,196
Flutter Entertainment PLC	380	27,042
James Hardie Industries PLC CDI	2,226	28,320
Kerry Group PLC, Class A	767	88,685
Kingspan Group PLC	740	38,574
Smurfit Kappa Group PLC	985	27,290

		442,663

Isle of Man — 0.0%
GVC Holdings PLC	3,002	22,749

Israel — 0.4%
Azrieli Group Ltd.	195	11,646
Bank Hapoalim BM	5,162	37,479
Bank Leumi Le-Israel BM	7,290	49,209
Check Point Software Technologies Ltd.*	561	61,867
CyberArk Software Ltd.*	173	22,845
Elbit Systems Ltd.	109	15,635
Israel Chemicals Ltd.	3,070	15,523
Israel Discount Bank Ltd., Class A	6,560	25,226
Mizrahi Tefahot Bank Ltd.*	974	21,462
Nice Ltd.*	335	46,464
Teva Pharmaceutical Industries Ltd., ADR*	4,938	42,714

	Number of Shares	Value
Israel (Continued)
Wix.com Ltd.*	210	$28,841

		378,911

Italy — 1.3%
Assicurazioni Generali SpA	5,651	99,209
Atlantia SpA	2,300	57,710
Davide Campari-Milano SpA	2,678	26,163
Enel SpA	39,354	244,883
Eni SpA	12,310	186,755
Ferrari NV	601	85,672
FinecoBank Banca Fineco SpA	2,317	24,010
Intesa Sanpaolo SpA	70,566	144,564
Leonardo SpA	2,001	22,225
Mediobanca Banca di Credito Finanziario SpA	3,323	30,708
Moncler SpA	783	28,866
Pirelli & C SpA, 144A	1,760	10,039
Poste Italiane SpA, 144A	2,897	28,157
Prysmian SpA*	1,180	19,681
Recordati SpA	498	20,585
Snam SpA	10,362	52,138
Telecom Italia SpA*	40,099	19,702
Telecom Italia SpA-RSP	34,417	16,091
Terna Rete Elettrica Nazionale SpA	8,166	49,865
UniCredit SpA	9,510	108,239

		1,275,262

Japan — 15.7%
ABC-Mart, Inc.	200	12,513
Acom Co. Ltd.	1,700	5,710
Advantest Corp.	1,000	23,541
Aeon Co. Ltd.	3,200	55,442
AEON Financial Service Co. Ltd.	400	6,412
Aeon Mall Co. Ltd.	500	7,359
AGC, Inc.	800	25,802
Air Water, Inc.	1,000	14,931
Aisin Seiki Co. Ltd.	800	26,614
Ajinomoto Co., Inc.	1,900	32,384
Alfresa Holdings Corp.	1,100	27,763
Alps Alpine Co. Ltd.	1,200	19,933
Amada Holdings Co. Ltd.	1,100	11,369
ANA Holdings, Inc.	600	20,132
Aozora Bank Ltd.	400	9,741
Asahi Group Holdings Ltd.	1,700	74,940
Asahi Intecc Co. Ltd.	500	25,654
Asahi Kasei Corp.	5,900	60,925
Astellas Pharma, Inc.	9,000	121,464
Bandai Namco Holdings, Inc.	1,100	54,206
Bank of Kyoto Ltd.	200	7,844
Benesse Holdings, Inc.	200	4,666
Bridgestone Corp.	2,800	104,879
Brother Industries Ltd.	919	15,799
Calbee, Inc.	300	8,527
Canon, Inc.	4,700	132,935
Casio Computer Co. Ltd.	700	7,823
Central Japan Railway Co.	700	146,279
Chiba Bank Ltd.	3,800	18,270

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
Japan (Continued)
Chubu Electric Power Co., Inc.	3,300	$45,116
Chugai Pharmaceutical Co. Ltd.	1,000	66,811
Chugoku Electric Power Co., Inc.	1,200	15,049
Coca-Cola Bottlers Japan Holdings, Inc. (b)	600	13,665
Concordia Financial Group Ltd.	6,300	24,185
Credit Saison Co. Ltd.	500	5,398
CyberAgent, Inc.	600	23,144
Dai Nippon Printing Co. Ltd.	1,000	21,732
Daicel Corp.	1,000	8,536
Daifuku Co. Ltd.	600	30,287
Dai-ichi Life Holdings, Inc.	5,500	79,887
Daiichi Sankyo Co. Ltd.	2,804	135,976
Daikin Industries Ltd.	1,200	146,505
Daito Trust Construction Co. Ltd.	400	52,176
Daiwa House Industry Co. Ltd.	2,571	77,131
Daiwa House REIT Investment Corp. REIT	11	26,047
Daiwa Securities Group, Inc.	7,800	34,147
Denso Corp.	1,900	73,675
Dentsu, Inc.	900	29,484
Disco Corp.	100	13,999
East Japan Railway Co.	1,500	142,712
Eisai Co. Ltd.	1,300	76,574
Electric Power Development Co. Ltd.	400	8,789
FamilyMart UNY Holdings Co. Ltd.	1,200	28,969
FANUC Corp.	900	153,440
Fast Retailing Co. Ltd.	300	173,774
Fuji Electric Co. Ltd.	600	20,099
FUJIFILM Holdings Corp.	1,700	81,560
Fujitsu Ltd.	1,000	67,872
Fukuoka Financial Group, Inc.	800	13,739
GMO Payment Gateway, Inc.	200	13,473
Hakuhodo DY Holdings, Inc.	1,200	18,914
Hamamatsu Photonics KK	900	32,391
Hankyu Hanshin Holdings, Inc.	1,100	39,690
Hikari Tsushin, Inc.	100	20,320
Hino Motors Ltd.	1,000	7,945
Hirose Electric Co. Ltd.	105	11,530
Hisamitsu Pharmaceutical Co., Inc.	300	12,070
Hitachi Chemical Co. Ltd.	400	10,727
Hitachi Construction Machinery Co. Ltd.	700	16,349
Hitachi High-Technologies Corp.	200	8,536
Hitachi Ltd.	4,841	164,665
Hitachi Metals Ltd.	700	6,989
Honda Motor Co. Ltd.	8,100	198,155
Hoshizaki Corp.	200	15,171
Hoya Corp.	1,800	125,542
Hulic Co. Ltd.	1,300	10,341
Idemitsu Kosan Co. Ltd.	1,032	29,284
IHI Corp.	600	13,416
Iida Group Holdings Co. Ltd.	500	7,945
Inpex Corp.	5,300	42,981
Isetan Mitsukoshi Holdings Ltd.	1,400	11,602
Isuzu Motors Ltd.	2,700	29,899
ITOCHU Corp.	6,600	121,750
Itochu Techno-Solutions Corp.	400	9,952
J. Front Retailing Co. Ltd.	1,000	10,474
Japan Airlines Co. Ltd.	600	18,897

	Number of Shares	Value
Japan (Continued)
Japan Airport Terminal Co. Ltd.	200	$7,604
Japan Exchange Group, Inc.	2,300	35,742
Japan Post Bank Co. Ltd.	1,800	18,471
Japan Post Holdings Co. Ltd.	7,899	87,617
Japan Prime Realty Investment Corp. REIT	3	12,845
Japan Real Estate Investment Corp. REIT	7	41,665
Japan Retail Fund Investment Corp. REIT	13	26,224
Japan Tobacco, Inc.	5,900	135,706
JFE Holdings, Inc.	2,600	36,181
JGC Corp.	1,000	13,381
JSR Corp.	600	8,554
JTEKT Corp.	1,300	13,820
JXTG Holdings, Inc.	16,050	76,795
Kajima Corp.	2,200	30,229
Kakaku.com, Inc.	400	8,128
Kamigumi Co. Ltd.	500	11,830
Kaneka Corp.	200	6,921
Kansai Electric Power Co., Inc.	3,300	38,538
Kansai Paint Co. Ltd.	800	15,186
Kao Corp.	2,300	179,984
Kawasaki Heavy Industries Ltd.	600	13,471
KDDI Corp.	8,800	226,446
Keihan Holdings Co. Ltd.	600	25,940
Keikyu Corp.	1,100	18,667
Keio Corp.	500	33,406
Keisei Electric Railway Co. Ltd.	500	18,733
Keyence Corp.	400	227,047
Kikkoman Corp.	700	29,101
Kintetsu Group Holdings Co. Ltd.	1,000	47,986
Kirin Holdings Co. Ltd.	3,700	80,409
Kobayashi Pharmaceutical Co. Ltd.	300	22,369
Kobe Steel Ltd.	1,800	11,179
Koito Manufacturing Co. Ltd.	600	27,906
Komatsu Ltd.	4,400	98,118
Konami Holdings Corp.	400	18,899
Konica Minolta, Inc.	2,100	18,565
Kose Corp.	200	31,689
Kubota Corp.	4,700	72,019
Kuraray Co. Ltd.	1,500	17,247
Kurita Water Industries Ltd.	400	9,630
Kyocera Corp.	1,584	96,825
Kyowa Hakko Kirin Co. Ltd.	1,000	18,918
Kyushu Electric Power Co., Inc.	1,700	16,802
Kyushu Railway Co.	700	20,929
Lawson, Inc.	300	14,036
LINE Corp.*(b)	200	5,851
Lion Corp.	1,032	20,037
LIXIL Group Corp.	1,600	20,553
M3, Inc.	2,142	40,561
Makita Corp.	1,300	45,707
Marubeni Corp.	8,000	50,452
Marui Group Co. Ltd.	900	18,803
Maruichi Steel Tube Ltd.	200	5,251
Mazda Motor Corp.	2,600	25,469
McDonald’s Holdings Co. Japan Ltd.	300	13,676
Mebuki Financial Group, Inc.	3,644	9,180

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
Japan (Continued)
Medipal Holdings Corp.	865	$18,766
MEIJI Holdings Co. Ltd.	500	35,113
Mercari, Inc.*	400	11,812
MINEBEA MITSUMI, Inc.	2,200	32,402
MISUMI Group, Inc.	1,500	35,450
Mitsubishi Chemical Holdings Corp.	7,300	47,917
Mitsubishi Corp.	6,500	169,930
Mitsubishi Electric Corp.	9,100	114,249
Mitsubishi Estate Co. Ltd.	5,800	106,885
Mitsubishi Gas Chemical Co., Inc.	600	7,502
Mitsubishi Heavy Industries Ltd.	1,500	65,930
Mitsubishi Materials Corp.	300	7,843
Mitsubishi Motors Corp.	4,100	19,372
Mitsubishi Tanabe Pharma Corp.	1,100	13,024
Mitsubishi UFJ Financial Group, Inc.	59,400	274,677
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,500	7,502
Mitsui & Co. Ltd.	8,400	130,033
Mitsui Chemicals, Inc.	800	17,622
Mitsui Fudosan Co. Ltd.	4,100	99,563
Mitsui OSK Lines Ltd.	600	12,823
Mizuho Financial Group, Inc.	111,200	157,721
MonotaRO Co. Ltd.	600	12,851
MS&AD Insurance Group Holdings, Inc.	2,200	69,960
Murata Manufacturing Co. Ltd.	2,800	121,571
Nabtesco Corp.	700	17,732
Nagoya Railroad Co. Ltd.	800	22,133
NEC Corp.	1,300	48,286
Nexon Co. Ltd.*	2,360	35,215
NGK Insulators Ltd.	1,000	13,602
NGK Spark Plug Co. Ltd.	800	14,108
NH Foods Ltd.	500	20,256
Nidec Corp.	1,100	137,950
Nikon Corp.	1,100	15,084
Nintendo Co. Ltd.	589	210,347
Nippon Building Fund, Inc. REIT	6	41,083
Nippon Electric Glass Co. Ltd.	400	9,649
Nippon Express Co. Ltd.	300	16,029
Nippon Paint Holdings Co. Ltd.	700	27,776
Nippon Prologis REIT, Inc. REIT	7	15,251
Nippon Steel Corp.	4,010	66,849
Nippon Telegraph & Telephone Corp.	3,000	134,711
Nippon Yusen KK	800	12,129
Nissan Chemical Corp.	600	25,525
Nissan Motor Co. Ltd.	11,100	75,246
Nisshin Seifun Group, Inc.	1,350	31,444
Nissin Foods Holdings Co. Ltd.	240	14,573
Nitori Holdings Co. Ltd.	401	47,828
Nitto Denko Corp.	900	39,450
Nomura Holdings, Inc.	18,300	57,805
Nomura Real Estate Holdings, Inc.	600	12,369
Nomura Real Estate Master Fund, Inc. REIT	15	23,310
Nomura Research Institute Ltd.	552	27,049
NSK Ltd.	1,800	14,501
NTT Data Corp.	3,100	37,189
NTT DOCOMO, Inc.	6,342	146,048
Obayashi Corp.	3,700	34,076

	Number of Shares	Value
Japan (Continued)
Obic Co. Ltd.	300	$36,349
Odakyu Electric Railway Co. Ltd.	1,500	37,097
Oji Holdings Corp.	4,522	23,535
Olympus Corp.	5,700	67,591
Omron Corp.	900	42,855
Ono Pharmaceutical Co. Ltd.	1,800	31,892
Oracle Corp. (b)	200	14,008
Oriental Land Co. Ltd.	1,000	122,272
ORIX Corp.	6,400	90,657
Osaka Gas Co. Ltd.	1,600	28,452
Otsuka Corp.	508	19,759
Otsuka Holdings Co. Ltd.	1,783	59,990
Pan Pacific International Holdings Corp.	500	31,006
Panasonic Corp.	11,000	87,785
Park24 Co. Ltd.	400	7,530
PeptiDream, Inc.*	500	24,962
Persol Holdings Co. Ltd.	1,000	21,335
Pigeon Corp.	600	22,895
Pola Orbis Holdings, Inc.	400	11,092
Rakuten, Inc.	4,000	41,895
Recruit Holdings Co. Ltd.	5,800	185,617
Renesas Electronics Corp.*	4,000	18,272
Resona Holdings, Inc.	10,000	42,440
Ricoh Co. Ltd.	3,900	37,933
Rinnai Corp.	100	6,570
Rohm Co. Ltd.	400	24,879
Ryohin Keikaku Co. Ltd.	115	20,874
Sankyo Co. Ltd.	200	7,659
Santen Pharmaceutical Co. Ltd.	1,400	20,193
SBI Holdings, Inc.	1,317	30,517
Secom Co. Ltd.	1,000	85,720
Sega Sammy Holdings, Inc.	700	8,320
Seibu Holdings, Inc.	1,300	21,810
Seiko Epson Corp.	1,500	22,147
Sekisui Chemical Co. Ltd.	1,400	20,632
Sekisui House Ltd.	3,200	51,426
Seven & i Holdings Co. Ltd.	3,587	121,349
Seven Bank Ltd.	3,300	8,466
SG Holdings Co. Ltd.	500	13,570
Sharp Corp.	1,600	14,588
Shimadzu Corp.	1,000	25,110
Shimamura Co. Ltd.	100	7,659
Shimano, Inc.	400	61,422
Shimizu Corp.	2,900	23,684
Shin-Etsu Chemical Co. Ltd.	1,700	141,927
Shinsei Bank Ltd.	500	7,119
Shionogi & Co. Ltd.	1,400	76,741
Shiseido Co. Ltd.	1,860	134,447
Shizuoka Bank Ltd.	1,800	14,285
Showa Denko KK	800	22,051
SMC Corp.	300	99,026
Softbank Corp.	7,700	100,189
SoftBank Group Corp.	4,000	378,351
Sohgo Security Services Co. Ltd.	400	19,379
Sompo Holdings, Inc.	1,700	64,508
Sony Corp.	6,200	300,774
Sony Financial Holdings, Inc.	900	19,999

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
Japan (Continued)
Stanley Electric Co. Ltd.	800	$18,353
Subaru Corp.	2,900	67,492
SUMCO Corp.	1,300	14,432
Sumitomo Chemical Co. Ltd.	7,200	31,228
Sumitomo Corp.	5,400	78,161
Sumitomo Dainippon Pharma Co. Ltd.	1,000	20,569
Sumitomo Electric Industries Ltd.	4,200	50,831
Sumitomo Heavy Industries Ltd.	400	12,716
Sumitomo Metal Mining Co. Ltd.	1,200	31,693
Sumitomo Mitsui Financial Group, Inc.	6,300	219,932
Sumitomo Mitsui Trust Holdings, Inc.	1,610	59,206
Sumitomo Realty & Development Co. Ltd.	1,539	56,907
Sumitomo Rubber Industries Ltd.	400	4,444
Sundrug Co. Ltd.	400	10,048
Suntory Beverage & Food Ltd.	700	29,165
Suzuken Co. Ltd.	400	24,694
Suzuki Motor Corp.	1,800	85,677
Sysmex Corp.	800	55,583
T&D Holdings, Inc.	3,000	31,435
Taiheiyo Cement Corp.	400	11,849
Taisei Corp.	900	32,930
Taisho Pharmaceutical Holdings Co. Ltd.	200	16,408
Taiyo Nippon Sanso Corp.	500	9,394
Takeda Pharmaceutical Co. Ltd.	7,307	247,399
TDK Corp.	700	47,801
Teijin Ltd.	600	9,817
Terumo Corp.	3,000	85,489
THK Co. Ltd.	700	14,386
Tobu Railway Co. Ltd.	800	23,329
Toho Co. Ltd.	500	21,501
Toho Gas Co. Ltd.	400	15,614
Tohoku Electric Power Co., Inc.	2,100	21,472
Tokio Marine Holdings, Inc.	3,100	154,507
Tokyo Century Corp.	200	8,121
Tokyo Electric Power Co. Holdings, Inc.*	8,300	42,739
Tokyo Electron Ltd.	800	109,187
Tokyo Gas Co. Ltd.	1,700	42,318
Tokyu Corp.	2,300	40,878
Tokyu Fudosan Holdings Corp.	3,000	16,777
Toppan Printing Co. Ltd.	1,500	21,954
Toray Industries, Inc.	6,100	42,044
Toshiba Corp.	2,710	86,278
Tosoh Corp.	1,500	19,074
TOTO Ltd.	640	23,890
Toyo Seikan Group Holdings Ltd.	900	17,076
Toyo Suisan Kaisha Ltd.	400	15,651
Toyoda Gosei Co. Ltd.	100	1,752
Toyota Industries Corp.	700	36,109
Toyota Motor Corp.	11,184	658,872
Toyota Tsusho Corp.	1,300	37,609
Trend Micro, Inc.	600	26,992
Tsuruha Holdings, Inc.	200	16,075
Unicharm Corp.	1,800	54,134
United Urban Investment Corp. REIT	12	19,822
USS Co. Ltd.	1,100	20,941
Welcia Holdings Co. Ltd.	200	7,032
West Japan Railway Co.	900	70,595

	Number of Shares	Value
Japan (Continued)
Yahoo Japan Corp.	12,600	$36,394
Yakult Honsha Co. Ltd.	700	39,921
Yamada Denki Co. Ltd.	2,976	13,951
Yamaha Corp.	700	31,555
Yamaha Motor Co. Ltd.	1,300	22,349
Yamato Holdings Co. Ltd.	1,400	28,435
Yamazaki Baking Co. Ltd.	1,000	15,051
Yaskawa Electric Corp.	1,200	34,882
Yokogawa Electric Corp.	961	18,738
Yokohama Rubber Co. Ltd.	500	8,370
ZOZO, Inc.	1,033	17,807

		15,496,207

Luxembourg — 0.2%
ArcelorMittal	3,426	50,751
Aroundtown SA	3,740	31,762
Eurofins Scientific SE (b)	52	23,655
Millicom International Cellular SA SDR	351	19,703
Reinet Investments SCA	644	10,213
RTL Group SA	187	8,958
SES SA	2,016	30,449
Tenaris SA	2,226	26,236

		201,727

Macau — 0.1%
MGM China Holdings Ltd.	5,171	7,981
Sands China Ltd.	11,322	51,270
Wynn Macau Ltd.	8,449	18,041

		77,292

Malaysia — 0.6%
AirAsia Group Bhd	6,700	4,621
Alliance Bank Malaysia Bhd	9,500	8,728
AMMB Holdings Bhd	6,287	6,646
Axiata Group Bhd	13,109	14,672
British American Tobacco Malaysia Bhd	700	5,011
CIMB Group Holdings Bhd	22,726	28,580
Dialog Group Bhd	17,600	13,944
DiGi.Com Bhd	8,844	10,489
Fraser & Neave Holdings Bhd	800	6,529
Gamuda Bhd	13,255	11,039
Genting Bhd	11,700	17,841
Genting Malaysia Bhd	14,618	10,953
Genting Plantations Bhd	1,000	2,472
HAP Seng Consolidated Bhd	2,069	4,888
Hartalega Holdings Bhd	7,400	9,183
Hong Leong Bank Bhd	1,582	7,173
Hong Leong Financial Group Bhd	1,753	7,940
IHH Healthcare Bhd	14,591	19,151
IJM Corp. Bhd	13,600	7,205
IOI Corp. Bhd	13,200	13,576
Kuala Lumpur Kepong Bhd	4,100	24,264
Malayan Banking Bhd	20,348	43,799
Malaysia Airports Holdings Bhd	500	876
Maxis Bhd	15,300	20,227
MISC Bhd	6,700	11,112
Nestle Malaysia Bhd	300	10,524
Petronas Chemicals Group Bhd	10,857	21,556

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
Malaysia (Continued)
Petronas Dagangan Bhd	1,500	$9,221
Petronas Gas Bhd	2,841	11,973
PPB Group Bhd	2,440	10,935
Press Metal Aluminium Holdings Bhd	5,200	5,559
Public Bank Bhd	14,500	81,661
Sime Darby Bhd	13,911	7,702
Sime Darby Plantation Bhd	14,911	16,582
Sime Darby Property Bhd	13,911	3,519
SP Setia Bhd Group	3,785	1,978
Telekom Malaysia Bhd	4,400	3,790
Tenaga Nasional Bhd	16,000	48,491
Top Glove Corp. Bhd	5,500	6,628
Westports Holdings Bhd	12,000	11,111
YTL Corp. Bhd	15,372	4,182

		566,331

Mexico — 0.7%
Alfa SAB de CV, Class A	14,521	13,255
Alsea SAB de CV*	2,211	4,320
America Movil SAB de CV, Series L	158,319	111,396
Arca Continental SAB de CV	1,860	9,941
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	8,724	12,775
Cemex SAB de CV, Series CPO*	68,987	28,125
Coca-Cola Femsa SAB de CV	2,372	14,792
El Puerto de Liverpool SAB de CV, Class C1	911	5,100
Fibra Uno Administracion SA de CV REIT	12,883	16,532
Fomento Economico Mexicano SAB de CV	9,296	86,420
Fresnillo PLC	1,214	11,787
Gruma SAB de CV, Class B	1,007	9,604
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,807	17,683
Grupo Aeroportuario del Sureste SAB de CV, Class B	973	15,362
Grupo Bimbo SAB de CV, Series A	7,409	14,951
Grupo Carso SAB de CV, Series A1	2,147	7,902
Grupo Financiero Banorte SAB de CV, Class O	12,857	69,924
Grupo Financiero Inbursa SAB de CV, Class O	10,284	13,643
Grupo Mexico SAB de CV, Series B	18,486	46,133
Grupo Televisa SAB, Series CPO	11,278	21,004
Industrias Penoles SAB de CV	658	7,363
Infraestructura Energetica Nova SAB de CV	2,569	10,460
Kimberly-Clark de Mexico SAB de CV, Class A*	6,367	11,484
Megacable Holdings SAB de CV, Series CPO	2,012	8,306
Mexichem SAB de CV	4,964	10,387
Promotora y Operadora de Infraestructura SAB de CV	1,173	11,420
Wal-Mart de Mexico SAB de CV	25,346	71,530

		661,599

	Number of Shares	Value
Netherlands — 3.1%
ABN AMRO Group NV, 144A	1,925	$40,731
Adyen NV, 144A*	58	46,704
Aegon NV	9,101	41,645
Akzo Nobel NV	1,051	88,670
ASML Holding NV	2,021	382,241
EXOR NV	506	31,780
Heineken Holding NV	589	58,299
Heineken NV	1,191	125,097
ING Groep NV	19,258	208,580
Koninklijke Ahold Delhaize NV	5,893	132,557
Koninklijke DSM NV	898	101,123
Koninklijke KPN NV	16,343	49,990
Koninklijke Philips NV	4,491	177,858
Koninklijke Vopak NV	359	14,719
NN Group NV	1,407	53,474
NXP Semiconductors NV	1,460	128,714
QIAGEN NV*	974	37,170
Randstad NV	598	30,864
Royal Dutch Shell PLC, Class A	21,671	674,256
Royal Dutch Shell PLC, Class B	17,962	561,696
Wolters Kluwer NV	1,436	100,329

		3,086,497

New Zealand — 0.2%
a2 Milk Co. Ltd.*	3,223	33,314
Auckland International Airport Ltd.	4,596	26,354
Fisher & Paykel Healthcare Corp. Ltd.	2,638	26,577
Fletcher Building Ltd.	3,907	13,419
Meridian Energy Ltd.	6,201	17,200
Ryman Healthcare Ltd.	2,877	21,795
Spark New Zealand Ltd.	8,624	21,524

		160,183

Norway — 0.4%
Aker BP ASA	512	13,830
DNB ASA	4,576	77,594
Equinor ASA	4,881	93,529
Gjensidige Forsikring ASA	938	18,269
Mowi ASA (b)	2,172	50,380
Norsk Hydro ASA	6,616	23,148
Orkla ASA	4,034	34,921
Schibsted ASA, Class B	525	13,257
Telenor ASA	3,533	72,665
Yara International ASA	871	37,411

		435,004

Peru — 0.1%
Cia de Minas Buenaventura SAA, ADR	959	14,548
Credicorp Ltd.	327	73,183
Southern Copper Corp. (b)	372	12,547

		100,278

Philippines — 0.3%
Aboitiz Equity Ventures, Inc.	9,127	9,781
Aboitiz Power Corp.	18,700	13,085
Alliance Global Group, Inc.	14,500	4,337
Ayala Corp.	1,540	27,132
Ayala Land, Inc.	36,900	35,017

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
Philippines (Continued)
Bank of the Philippine Islands	2,211	$3,425
BDO Unibank, Inc.	10,330	27,330
DMCI Holdings, Inc.	14,400	2,921
Globe Telecom, Inc.	160	6,656
GT Capital Holdings, Inc.	272	4,500
International Container Terminal Services, Inc.	4,190	10,925
JG Summit Holdings, Inc.	10,590	12,709
Jollibee Foods Corp.	1,900	10,491
Manila Electric Co.	930	6,864
Megaworld Corp.	49,400	5,588
Metro Pacific Investments Corp.	88,600	7,644
Metropolitan Bank & Trust Co.	7,700	10,592
PLDT, Inc.	680	17,599
Robinsons Land Corp.*	8,867	4,420
Security Bank Corp.	520	1,745
SM Investments Corp.	1,245	22,484
SM Prime Holdings, Inc.	51,700	39,448
Universal Robina Corp.	4,860	15,560

		300,253

Poland — 0.3%
Alior Bank SA*	667	9,189
Bank Polska Kasa Opieki SA	979	27,140
CD Projekt SA	312	16,916
Cyfrowy Polsat SA*	942	6,415
Dino Polska SA, 144A*	294	9,543
Grupa Lotos SA	446	10,219
KGHM Polska Miedz SA*	614	15,219
LPP SA	3	5,741
mBank SA*	131	13,761
Orange Polska SA*	3,174	4,265
PGE Polska Grupa Energetyczna SA*	4,128	9,941
Polski Koncern Naftowy ORLEN SA	1,418	35,806
Polskie Gornictwo Naftowe i Gazownictwo SA	12,592	18,398
Powszechna Kasa Oszczednosci Bank Polski SA	4,285	43,938
Powszechny Zaklad Ubezpieczen SA	2,925	31,618
Santander Bank Polska SA	173	16,484

		274,593

Portugal — 0.1%
EDP — Energias de Portugal SA	11,309	41,174
Galp Energia SGPS SA	2,426	36,534
Jeronimo Martins SGPS SA	1,102	16,774

		94,482

Qatar — 0.3%
Barwa Real Estate Co.	895	8,824
Commercial Bank QSC	897	11,443
Industries Qatar QSC	975	30,525
Masraf Al Rayan QSC	1,860	18,491
Mesaieed Petrochemical Holding Co.	2,091	15,063
Qatar Electricity & Water Co. QSC	618	28,004
Qatar Fuel QSC	175	9,900
Qatar Insurance Co. SAQ	692	6,652
Qatar Islamic Bank SAQ	560	25,699

	Number of Shares	Value
Qatar (Continued)
Qatar National Bank QPSC	2,190	$113,071

		267,672

Romania — 0.0%
NEPI Rockcastle PLC	1,932	16,322

Russia — 1.0%
Alrosa PJSC	12,690	17,103
Evraz PLC	2,311	17,180
Gazprom PJSC	51,292	168,683
Inter RAO UES PJSC	71,179	4,368
LUKOIL PJSC	1,989	160,215
Magnit PJSC, GDR	1,642	22,963
Magnitogorsk Iron & Steel Works PJSC	10,333	7,055
MMC Norilsk Nickel PJSC	312	65,437
Mobile TeleSystems PJSC, ADR	2,392	18,705
Moscow Exchange MICEX-RTS PJSC	6,740	8,733
Novatek PJSC, GDR	445	91,225
Novolipetsk Steel PJSC	5,737	15,115
PhosAgro PJSC, GDR	523	6,731
Polymetal International PLC	1,051	11,256
Polyus PJSC	215	16,996
Rosneft Oil Co. PJSC	6,585	43,594
Sberbank of Russia PJSC	52,064	185,661
Severstal PJSC	1,033	16,369
Surgutneftegas PJSC	35,179	13,414
Tatneft PJSC	7,285	83,369
VTB Bank PJSC	14,087,984	7,906
X5 Retail Group NV, GDR	530	15,578

		997,656

Saudi Arabia — 0.4%
Al Rajhi Bank	3,101	56,888
Alinma Bank	2,274	14,613
Almarai Co. JSC	788	10,716
Bank AlBilad*	1,067	6,760
Banque Saudi Fransi	1,474	15,741
Jarir Marketing Co.	225	10,019
National Commercial Bank	3,008	43,712
Riyad Bank	3,024	21,368
Samba Financial Group	2,507	23,396
Saudi Arabian Fertilizer Co.	492	10,416
Saudi Arabian Mining Co.*	1,131	14,400
Saudi Basic Industries Corp.	2,082	62,066
Saudi British Bank	878	9,037
Saudi Electricity Co.	2,882	12,372
Saudi Telecom Co.	1,084	29,077
Savola Group*	735	6,546
Yanbu National Petrochemical Co.	672	11,396

		358,523

Singapore — 0.8%
Ascendas Real Estate Investment Trust REIT	12,200	25,933
BOC Aviation Ltd., 144A	771	6,427
CapitaLand Commercial Trust REIT	13,307	18,696
CapitaLand Ltd.	11,057	25,918
CapitaLand Mall Trust REIT	13,109	22,998

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
Singapore (Continued)
City Developments Ltd.	1,800	$10,771
ComfortDelGro Corp. Ltd.	11,100	19,878
DBS Group Holdings Ltd.	8,700	153,835
Genting Singapore Ltd.	34,700	21,976
Golden Agri-Resources Ltd.	33,093	6,384
Jardine Cycle & Carriage Ltd.	400	9,833
Keppel Corp. Ltd.	7,000	30,727
Oversea-Chinese Banking Corp. Ltd.	15,142	116,511
SATS Ltd.	3,200	11,810
Sembcorp Industries Ltd.	3,900	6,842
Singapore Airlines Ltd.	3,600	23,874
Singapore Exchange Ltd.	3,293	17,691
Singapore Press Holdings Ltd.	11,500	19,589
Singapore Technologies Engineering Ltd.	7,630	21,718
Singapore Telecommunications Ltd.	38,600	89,918
Suntec Real Estate Investment Trust REIT	8,728	11,564
United Overseas Bank Ltd.	6,022	103,019
UOL Group Ltd.	1,900	9,350
Venture Corp. Ltd.	1,500	16,499
Wilmar International Ltd.	7,600	18,202

		819,963

South Africa — 1.5%
Absa Group Ltd.	4,124	47,847
Anglo American Platinum Ltd.	289	14,539
AngloGold Ashanti Ltd.	1,992	26,623
Aspen Pharmacare Holdings Ltd.	2,324	15,626
Bid Corp. Ltd.	1,458	30,461
Bidvest Group Ltd.	1,587	22,564
Capitec Bank Holdings Ltd.	233	21,102
Clicks Group Ltd.	1,118	14,635
Discovery Ltd.	1,309	12,467
Exxaro Resources Ltd.	1,334	15,558
FirstRand Ltd.	16,891	77,577
Fortress REIT Ltd., Class A REIT	3,249	4,450
Foschini Group Ltd.	1,092	13,202
Gold Fields Ltd.	4,672	20,989
Growthpoint Properties Ltd. REIT	13,450	22,336
Investec Ltd.	794	4,671
Investec PLC	4,245	24,746
Kumba Iron Ore Ltd.	125	3,793
Liberty Holdings Ltd.	392	2,930
Life Healthcare Group Holdings Ltd.	7,262	11,542
MMI Holdings Ltd.	4,510	5,805
Mr Price Group Ltd.	1,054	14,266
MTN Group Ltd.	7,886	55,568
MultiChoice Group Ltd.*	2,122	17,757
Naspers Ltd., Class N	2,129	478,763
Nedbank Group Ltd.	1,937	34,848
Netcare Ltd.	4,893	6,248
Old Mutual Ltd.	25,843	37,329
Pick n Pay Stores Ltd. (b)	3,318	16,166
PSG Group Ltd.	613	10,228
Rand Merchant Investment Holdings Ltd.	2,401	5,426
Redefine Properties Ltd. REIT (b)	25,170	15,673
Remgro Ltd.	2,503	31,817
RMB Holdings Ltd.	4,548	25,718

	Number of Shares	Value
South Africa (Continued)
Sanlam Ltd.	10,348	$54,105
Sappi Ltd.	3,243	12,267
Sasol Ltd.	2,782	70,015
Shoprite Holdings Ltd.	2,484	29,331
SPAR Group Ltd. (b)	744	9,781
Standard Bank Group Ltd.	5,826	79,493
Telkom SA SOC Ltd. (b)	799	5,031
Tiger Brands Ltd.	896	13,532
Truworths International Ltd.	1,895	9,321
Vodacom Group Ltd.	2,756	22,478
Woolworths Holdings Ltd.	4,604	14,460

		1,483,084

South Korea — 3.0%
Amorepacific Corp.	175	26,304
AMOREPACIFIC Group	153	8,325
BGF retail Co. Ltd.	34	5,325
BNK Financial Group, Inc.	1,253	7,260
Celltrion Healthcare Co. Ltd.*	330	15,767
Celltrion Pharm, Inc.*	73	3,132
Celltrion, Inc.*	443	70,678
Cheil Worldwide, Inc.	320	7,094
CJ CheilJedang Corp.	28	6,595
CJ Corp.	92	7,841
CJ ENM Co. Ltd.	75	12,066
CJ Logistics Corp.*	30	4,018
Daelim Industrial Co. Ltd.	137	11,907
Daewoo Engineering & Construction Co. Ltd.*	556	2,243
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	202	5,055
DB Insurance Co. Ltd.	302	15,596
Doosan Bobcat, Inc.	341	9,650
E-MART, Inc.	89	10,762
Fila Korea Ltd.	235	15,392
GS Engineering & Construction Corp.	342	11,530
GS Holdings Corp.	314	13,210
GS Retail Co. Ltd.	176	5,025
Hana Financial Group, Inc.	1,391	42,399
Hankook Tire & Technology Co. Ltd.	370	10,874
Hanmi Pharm. Co. Ltd.	18	6,174
Hanmi Science Co. Ltd.	62	3,587
Hanon Systems	837	8,153
Hanwha Chemical Corp.	647	11,219
Hanwha Corp.	204	4,377
Hanwha Life Insurance Co. Ltd.	1,227	3,307
HDC Hyundai Development Co-Engineering & Construction, Class E	113	4,066
Helixmith Co. Ltd.*	57	9,324
HLB, Inc.*	134	7,899
Hotel Shilla Co. Ltd.	152	12,074
Hyundai Department Store Co. Ltd.	69	4,902
Hyundai Engineering & Construction Co. Ltd.	346	14,934
Hyundai Glovis Co. Ltd.	90	12,281
Hyundai Heavy Industries Co. Ltd.*	196	19,338
Hyundai Heavy Industries Holdings Co. Ltd.	46	12,206

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
South Korea (Continued)
Hyundai Marine & Fire Insurance Co. Ltd.	450	$11,619
Hyundai Mobis Co. Ltd.	312	56,851
Hyundai Motor Co.	695	78,493
Hyundai Steel Co.	430	14,732
Industrial Bank of Korea	1,123	13,060
Kakao Corp.	236	24,672
Kangwon Land, Inc.	553	14,418
KB Financial Group, Inc.	1,904	70,027
KCC Corp.	18	3,900
Kia Motors Corp.	1,266	41,831
Korea Aerospace Industries Ltd.	362	10,077
Korea Electric Power Corp.*	1,204	26,286
Korea Gas Corp.	117	4,057
Korea Investment Holdings Co. Ltd.	206	12,524
Korea Zinc Co. Ltd.	32	11,742
Korean Air Lines Co. Ltd.	382	10,120
KT&G Corp.	565	47,918
Kumho Petrochemical Co. Ltd.	145	11,664
LG Chem Ltd.	221	61,796
LG Corp.	471	28,990
LG Display Co. Ltd.*	1,066	15,307
LG Electronics, Inc.	477	31,482
LG Household & Health Care Ltd.	49	52,584
LG Innotek Co. Ltd.	88	6,998
LG Uplus Corp.	968	11,339
Lotte Chemical Corp.	94	20,364
Lotte Corp.	188	6,662
Lotte Shopping Co. Ltd.	54	7,255
Medy-Tox, Inc.	18	6,774
Mirae Asset Daewoo Co. Ltd.	3,033	18,999
NAVER Corp.	677	63,385
NCSoft Corp.	85	34,046
Netmarble Corp., 144A*	77	7,403
NH Investment & Securities Co. Ltd.	628	7,119
OCI Co. Ltd.	87	6,597
Orange Life Insurance Ltd., 144A	143	4,359
Orion Corp.	120	8,666
Ottogi Corp.	8	4,776
Pan Ocean Co. Ltd.*	973	3,542
Pearl Abyss Corp.*	18	2,988
POSCO	378	75,384
POSCO Chemical Co. Ltd.	133	6,075
Posco International Corp.	351	5,069
S-1 Corp.	77	6,207
Samsung Biologics Co. Ltd., 144A*	85	21,412
Samsung C&T Corp.	373	28,909
Samsung Card Co. Ltd.	213	6,582
Samsung Electro-Mechanics Co. Ltd.	296	23,662
Samsung Electronics Co. Ltd.	22,938	818,595
Samsung Engineering Co. Ltd.*	680	9,536
Samsung Fire & Marine Insurance Co. Ltd.	149	33,906
Samsung Heavy Industries Co. Ltd.*	2,475	16,314
Samsung Life Insurance Co. Ltd.	335	22,729
Samsung SDI Co. Ltd.	278	51,006
Samsung SDS Co. Ltd.	164	28,506
Samsung Securities Co. Ltd.	383	11,369

	Number of Shares	Value
South Korea (Continued)
Shinhan Financial Group Co. Ltd.	2,080	$77,635
Shinsegae Inc.	19	4,754
SillaJen, Inc.*	379	17,504
SK Holdings Co. Ltd.	153	29,742
SK Hynix, Inc.	2,626	143,990
SK Innovation Co. Ltd.	307	42,535
SK Telecom Co. Ltd.	77	16,197
S-Oil Corp.	231	16,197
Woongjin Coway Co. Ltd.	343	23,070
Woori Financial Group, Inc.	2,333	27,230
Yuhan Corp.	38	7,897

		2,909,323

Spain — 2.0%
ACS Actividades de Construccion y Servicios SA	1,262	52,023
Aena SME SA, 144A	312	57,476
Amadeus IT Group SA	2,157	164,727
Banco Bilbao Vizcaya Argentaria SA	32,264	175,444
Banco de Sabadell SA	30,378	33,706
Banco Santander SA	78,693	347,430
Bankia SA	4,763	12,047
Bankinter SA	3,205	23,194
CaixaBank SA	16,894	52,052
Cellnex Telecom SA, 144A*	1,011	35,521
Enagas SA	1,063	29,095
Endesa SA	1,511	37,660
Ferrovial SA*	32	765
Ferrovial SA	2,250	53,766
Grifols SA	1,472	37,790
Iberdrola SA	28,826	267,737
Industria de Diseno Textil SA	5,347	143,661
Mapfre SA	3,292	9,665
Naturgy Energy Group SA	1,517	43,266
Red Electrica Corp. SA	1,969	41,860
Repsol SA	6,449	104,178
Siemens Gamesa Renewable Energy SA	1,142	17,797
Telefonica SA	22,249	178,414

		1,919,274

Sweden — 1.5%
Alfa Laval AB	1,262	25,935
Assa Abloy AB, Class B	4,693	91,620
Atlas Copco AB, Class A	3,156	85,135
Atlas Copco AB, Class B	1,922	46,660
Boliden AB	1,392	31,739
Boliden AB*	1,392	622
Electrolux AB, Series B	1,214	26,401
Epiroc AB, Class A	3,063	28,562
Epiroc AB, Class B	2,244	20,343
Essity AB, Class B	3,019	88,631
Hennes & Mauritz AB, Class B (b)	3,907	58,483
Hexagon AB, Class B	1,291	60,056
Husqvarna AB, Class B (b)	1,995	16,681
ICA Gruppen AB (b)	359	14,316
Industrivarden AB, Class C	805	16,267
Investor AB, Class B	2,127	91,996
Kinnevik AB, Class B	1,099	28,036

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
Sweden (Continued)
L E Lundbergforetagen AB, Class B	374	$12,301
Lundin Petroleum AB	901	24,580
Sandvik AB	5,605	86,588
Securitas AB, Class B	1,486	24,632
Skandinaviska Enskilda Banken AB, Class A	7,936	70,489
Skanska AB, Class B	1,638	26,850
SKF AB, Class B	1,762	27,397
Svenska Handelsbanken AB, Class A	6,945	68,466
Swedbank AB, Class A	4,272	61,200
Swedish Match AB	899	40,674
Tele2 AB, Class B	2,416	33,389
Telefonaktiebolaget LM Ericsson, Class B	14,303	137,928
Telia Co. AB	12,323	51,623
Volvo AB, Class B	7,055	98,726

		1,496,326

Switzerland — 6.3%
ABB Ltd.	8,707	159,791
Adecco Group AG	789	42,537
Alcon, Inc.*	2,082	121,083
Baloise Holding AG	224	37,272
Barry Callebaut AG	11	21,610
Chocoladefabriken Lindt & Spruengli AG	1	74,906
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	6	39,311
Cie Financiere Richemont SA	2,562	188,686
Clariant AG*	1,066	19,425
Coca-Cola HBC AG*	1,059	38,184
Credit Suisse Group AG*	12,368	140,696
Dufry AG*	161	13,189
EMS-Chemie Holding AG	39	23,371
Geberit AG	168	74,147
Givaudan SA	44	116,498
Glencore PLC*	54,781	176,363
Julius Baer Group Ltd.*	1,086	43,028
Kuehne + Nagel International AG	273	36,305
LafargeHolcim Ltd.*	2,365	113,544
Lonza Group AG*	367	113,041
Nestle SA	14,883	1,479,753
Novartis AG	10,550	907,221
Pargesa Holding SA	219	16,219
Partners Group Holding AG	84	58,978
Roche Holding AG	3,377	887,379
Schindler Holding AG	89	18,293
Schindler Holding AG Participation Certificates	203	42,820
SGS SA	25	63,296
Sika AG	628	93,392
Sonova Holding AG	288	64,173
STMicroelectronics NV	3,448	52,752
Straumann Holding AG	48	39,522
Swatch Group AG — Bearer	156	39,216
Swatch Group AG — Registered	212	10,240
Swiss Life Holding AG	161	73,276
Swiss Prime Site AG*	444	36,185
Swiss Re AG	1,487	141,089

	Number of Shares	Value
Switzerland (Continued)
Swisscom AG	132	$63,228
Temenos AG*	308	53,648
UBS Group AG*	18,652	215,162
Vifor Pharma AG	207	28,613
Zurich Insurance Group AG	714	231,618

		6,209,060

Taiwan — 2.8%
Acer, Inc.*	17,300	10,425
Advantech Co. Ltd.	1,525	12,784
Airtac International Group	1,110	11,447
ASE Technology Holding Co. Ltd.*	15,527	29,372
Asia Cement Corp.	10,572	15,082
Asustek Computer, Inc.	3,170	21,760
AU Optronics Corp.	46,038	13,544
Catcher Technology Co. Ltd.	3,107	18,870
Cathay Financial Holding Co. Ltd.	35,929	46,371
Chailease Holding Co. Ltd.	4,918	18,124
Chang Hwa Commercial Bank Ltd.	19,828	12,513
Cheng Shin Rubber Industry Co. Ltd.	9,594	12,170
Chicony Electronics Co. Ltd.	2,237	5,300
China Development Financial Holding Corp.	86,713	25,510
China Life Insurance Co. Ltd.	7,422	5,729
China Steel Corp.	58,650	45,083
Chunghwa Telecom Co. Ltd.	20,001	71,178
Compal Electronics, Inc.	22,036	13,697
CTBC Financial Holding Co. Ltd.	89,804	59,514
Delta Electronics, Inc.	9,548	43,040
E.Sun Financial Holding Co. Ltd.	50,326	43,620
Eclat Textile Co. Ltd.	1,246	16,180
Eva Airways Corp.	10,019	4,770
Far Eastern New Century Corp.	15,056	15,622
Far EasTone Telecommunications Co. Ltd.	9,250	22,969
Feng TAY Enterprise Co. Ltd.	1,944	14,697
First Financial Holding Co. Ltd.	51,358	36,716
Formosa Chemicals & Fibre Corp.	16,897	57,459
Formosa Petrochemical Corp.	6,988	25,642
Formosa Plastics Corp.	19,519	68,228
Foxconn Technology Co. Ltd.	4,226	8,221
Fubon Financial Holding Co. Ltd.	27,637	37,811
Giant Manufacturing Co. Ltd.	1,876	13,323
Globalwafers Co. Ltd.	1,575	15,196
Hiwin Technologies Corp.	922	6,956
Hon Hai Precision Industry Co. Ltd.	59,523	139,146
Hotai Motor Co. Ltd.	1,460	23,369
Hua Nan Financial Holdings Co. Ltd.	43,866	29,070
Innolux Corp.	46,230	10,953
Inventec Corp.	13,870	10,442
Largan Precision Co. Ltd.	521	62,133
Lite-On Technology Corp.	9,228	13,165
MediaTek, Inc.	6,587	64,802
Mega Financial Holding Co. Ltd.	53,838	52,795
Micro-Star International Co. Ltd.	1,704	4,452
Nan Ya Plastics Corp.	23,301	57,861
Nanya Technology Corp.	6,135	11,955
Nien Made Enterprise Co. Ltd.	661	4,820

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
Taiwan (Continued)
Novatek Microelectronics Corp.	2,585	$13,697
Pegatron Corp.	10,138	16,516
Phison Electronics Corp.	756	6,840
Pou Chen Corp.	11,351	12,873
Powertech Technology, Inc.	1,605	3,772
President Chain Store Corp.	2,564	24,413
Quanta Computer, Inc.	12,507	23,303
Realtek Semiconductor Corp.	1,613	10,205
Ruentex Development Co. Ltd.	2,518	3,258
Shanghai Commercial & Savings Bank Ltd.	17,543	32,242
Shin Kong Financial Holding Co. Ltd.	37,374	10,380
SinoPac Financial Holdings Co. Ltd.	52,678	20,413
Standard Foods Corp.	2,737	5,247
Synnex Technology International Corp.	7,783	9,417
TaiMed Biologics, Inc.*	589	2,590
Taishin Financial Holding Co. Ltd.	45,707	20,386
Taiwan Business Bank	18,691	7,657
Taiwan Cement Corp.	22,760	30,887
Taiwan Cooperative Financial Holding Co. Ltd.	51,393	33,408
Taiwan High Speed Rail Corp.	9,687	13,330
Taiwan Mobile Co. Ltd.	9,294	34,692
Taiwan Semiconductor Manufacturing Co. Ltd.	119,452	889,868
Tatung Co. Ltd.*	8,754	6,023
Uni-President Enterprises Corp.	23,439	60,280
United Microelectronics Corp.	69,578	28,392
Vanguard International Semiconductor Corp.	4,827	9,207
Walsin Technology Corp.	2,110	10,613
Win Semiconductors Corp.	2,249	12,414
Winbond Electronics Corp.	12,821	5,779
Wistron Corp.	8,893	6,329
WPG Holdings Ltd.	10,759	13,443
Yageo Corp.	1,914	15,802
Yuanta Financial Holding Co. Ltd.	46,485	26,101
Zhen Ding Technology Holding Ltd.	2,151	6,301

		2,789,964

Thailand — 0.7%
Advanced Info Service PCL, NVDR	5,700	34,761
Airports of Thailand PCL, NVDR	24,700	49,755
Bangkok Bank PCL, NVDR	1,800	11,176
Bangkok Dusit Medical Services PCL, NVDR	47,200	38,031
Bangkok Expressway & Metro PCL, NVDR	51,600	18,424
Berli Jucker PCL, NVDR	5,800	8,201
BTS Group Holdings PCL, NVDR	37,100	13,364
Central Pattana PCL, NVDR	12,700	28,592
Charoen Pokphand Foods PCL, NVDR	11,900	10,435
CP ALL PCL, NVDR	29,400	74,086
Electricity Generating PCL, NVDR	1,600	15,015
Energy Absolute PCL, NVDR	7,900	13,417
Home Product Center PCL, NVDR	24,000	12,816
Indorama Ventures PCL, NVDR	14,300	20,785
Intouch Holdings PCL, NVDR	11,700	21,350

	Number of Shares	Value
Thailand (Continued)
IRPC PCL, NVDR	108,002	$16,176
Kasikornbank PCL, NVDR	9,700	57,163
Krung Thai Bank PCL, NVDR	20,800	12,553
Land & Houses PCL, NVDR	42,500	14,235
Minor International PCL, NVDR	14,000	17,142
PTT Exploration & Production PCL, NVDR	6,900	27,362
PTT Global Chemical PCL, NVDR	14,400	27,642
PTT PCL, NVDR	55,600	81,255
Robinson PCL, NVDR	700	1,206
Siam Cement PCL	700	9,998
Siam Cement PCL, NVDR	2,800	39,991
Siam Commercial Bank PCL, NVDR	5,900	24,143
Thai Oil PCL, NVDR	8,500	15,914
True Corp. PCL, NVDR	20,700	3,218

		718,206

Turkey — 0.1%
Akbank T.A.S.*	13,374	13,729
Anadolu Efes Biracilik Ve Malt Sanayii AS	659	2,178
Arcelik AS*	1,369	4,094
Aselsan Elektronik Sanayi Ve Ticaret AS	954	2,994
BIM Birlesik Magazalar AS	990	13,544
Eregli Demir ve Celik Fabrikalari TAS	6,773	8,429
Ford Otomotiv Sanayi AS	232	2,192
Haci Omer Sabanci Holding AS	5,903	7,853
KOC Holding AS	4,017	11,192
TAV Havalimanlari Holding AS	1,486	6,489
Tupras Turkiye Petrol Rafinerileri AS	817	18,372
Turk Hava Yollari AO*	2,513	5,388
Turkcell Iletisim Hizmetleri AS	4,654	9,299
Turkiye Garanti Bankasi AS*	11,093	15,100
Turkiye Is Bankasi AS, Class C*	8,169	7,180
Turkiye Sise ve Cam Fabrikalari AS	8,113	7,242

		135,275

United Arab Emirates — 0.2%
Abu Dhabi Commercial Bank PJSC	13,268	32,438
Aldar Properties PJSC	32,065	15,888
DP World PLC	840	14,372
Dubai Islamic Bank PJSC	2,155	2,957
Emaar Malls PJSC	13,754	7,265
Emaar Properties PJSC	14,089	17,146
Emirates Telecommunications Group Co. PJSC	8,325	36,945
First Abu Dhabi Bank PJSC	13,181	53,327
NMC Health PLC	456	12,989

		193,327

United Kingdom — 10.0%
3i Group PLC	4,584	60,909
Admiral Group PLC	749	19,526
Amcor PLC, Class CDI	5,317	60,785
Anglo American PLC	5,097	122,112
Ashtead Group PLC	2,525	59,535
Associated British Foods PLC	1,692	52,793
AstraZeneca PLC	6,172	455,148
Auto Trader Group PLC, 144A	4,410	33,419
Aviva PLC	17,826	91,183

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
United Kingdom (Continued)
BAE Systems PLC	15,453	$88,383
Barclays PLC	82,799	156,328
Barratt Developments PLC	4,919	34,701
Berkeley Group Holdings PLC	606	26,784
BP PLC	98,714	674,043
British American Tobacco PLC	11,297	394,191
British Land Co. PLC REIT	4,565	30,819
BT Group PLC	40,808	99,964
Bunzl PLC	1,642	43,905
Burberry Group PLC	2,009	43,051
Centrica PLC	27,301	32,279
CNH Industrial NV	5,303	46,198
Coca-Cola European Partners PLC	1,096	60,718
Compass Group PLC	7,663	173,463
Croda International PLC	583	37,369
Diageo PLC	11,909	500,687
Direct Line Insurance Group PLC	7,127	28,518
easyJet PLC	958	10,552
Experian PLC	4,503	135,890
Ferguson PLC	1,055	68,343
Fiat Chrysler Automobiles NV	5,229	66,816
G4S PLC	7,784	20,597
GlaxoSmithKline PLC	24,179	466,780
Halma PLC	1,967	45,160
Hargreaves Lansdown PLC	1,365	39,105
HSBC Holdings PLC	97,035	791,389
Imperial Brands PLC	4,565	110,521
Informa PLC	5,861	57,544
InterContinental Hotels Group PLC	854	55,117
Intertek Group PLC	737	49,346
ITV PLC	17,830	24,176
J Sainsbury PLC	8,365	21,162
John Wood Group PLC	3,076	15,213
Johnson Matthey PLC	877	34,305
Kingfisher PLC	11,019	29,798
Land Securities Group PLC REIT	3,369	35,292
Legal & General Group PLC	27,781	90,124
Lloyds Banking Group PLC	342,179	247,708
London Stock Exchange Group PLC	1,461	97,599
Marks & Spencer Group PLC	7,444	21,194
Meggitt PLC	3,916	24,289
Melrose Industries PLC	23,068	47,814
Merlin Entertainments PLC, 144A	2,903	13,913
Micro Focus International PLC	1,799	43,596
Mondi Ltd.	605	12,442
Mondi PLC	1,656	34,335
National Grid PLC (b)	16,439	164,768
Next PLC	687	50,045
Ocado Group PLC*	2,154	32,529
Pearson PLC	3,911	38,913
Persimmon PLC	1,479	36,780
Prudential PLC	12,745	254,181
Reckitt Benckiser Group PLC	3,430	275,274
RELX PLC	9,298	216,587
Rentokil Initial PLC	8,778	41,616
Rio Tinto Ltd.	1,844	128,302
Rio Tinto PLC	5,504	315,670

	Number of Shares	Value
United Kingdom (Continued)
Rolls-Royce Holdings PLC*	7,940	$86,328
Rolls-Royce Holdings PLC — Entitlement*	563,740	713
Royal Bank of Scotland Group PLC	21,828	58,973
RSA Insurance Group PLC	4,649	32,479
Sage Group PLC	5,134	48,485
Schroders PLC	567	20,924
Segro PLC REIT	5,965	52,608
Severn Trent PLC	1,242	31,247
Smith & Nephew PLC	4,177	87,872
Smiths Group PLC	2,007	36,551
Spirax-Sarco Engineering PLC	343	36,252
SSE PLC	5,501	75,006
St James’s Place PLC	2,634	34,849
Standard Chartered PLC	14,293	124,141
Standard Life Aberdeen PLC	11,999	40,549
Taylor Wimpey PLC	15,641	32,677
Tesco PLC	47,372	135,592
Unilever NV	7,162	432,058
Unilever PLC	5,329	325,879
United Utilities Group PLC	3,253	32,794
Vodafone Group PLC	129,267	211,506
Weir Group PLC	1,180	21,930
Whitbread PLC	883	51,686
Wm Morrison Supermarkets PLC	9,836	24,479
WPP PLC	5,716	68,016

		9,795,190

United States (e) — 0.1%
Bausch Health Cos., Inc.*	1,521	31,577
Carnival PLC	897	44,341
Nexteer Automotive Group Ltd.	3,981	4,875

		80,793

TOTAL COMMON STOCKS (Cost $95,887,493)		94,890,631

PREFERRED STOCKS — 1.3%

Brazil — 0.7%
Banco Bradesco SA	20,209	190,556
Braskem SA, Class A*	896	9,768
Centrais Eletricas Brasileiras SA, Class B	1,629	14,808
Cia Brasileira de Distribuicao	602	13,380
Cia Energetica de Minas Gerais	5,128	19,289
Gerdau SA	4,941	17,465
Itau Unibanco Holding SA	23,447	209,138
Itausa — Investimentos Itau SA	20,842	65,809
Lojas Americanas SA	2,823	11,612
Petroleo Brasileiro SA	20,222	131,671
Telefonica Brasil SA	1,890	23,144

		706,640

Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Class B	457	13,785

Colombia — 0.1%
Bancolombia SA	2,635	30,812
Grupo Aval Acciones y Valores SA	18,630	6,480
Grupo de Inversiones Suramericana SA	15	134

		37,426

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
Germany — 0.3%
Bayerische Motoren Werke AG	177	$10,480
FUCHS PETROLUB SE	370	14,442
Henkel AG & Co. KGaA	809	73,911
Porsche Automobil Holding SE*	753	46,923
Sartorius AG	159	30,197
Volkswagen AG	905	141,038

		316,991

Russia — 0.0%
Surgutneftegas PJSC	34,136	21,119
Transneft PJSC	3	7,400

		28,519

South Korea — 0.2%
Amorepacific Corp.	58	4,851
CJ Corp.*(d)	13	82
Hyundai Motor Co.	118	7,768
Hyundai Motor Co. — 2nd Preferred	171	12,306
LG Chem Ltd.	27	4,398
Samsung Electronics Co. Ltd.	4,138	120,919

		150,324

TOTAL PREFERRED STOCKS (Cost $1,009,050)		1,253,685

	Number of Shares	Value
RIGHTS — 0.0%

China — 0.0%
Zhengqi Financial Holding Corp.*, expires 12/31/49 (d)	271	$0

United Kingdom — 0.0%
Marks & Spencer Group PLC*, expires 6/12/19	1,488	734

TOTAL RIGHTS (Cost $0)		734

SECURITIES LENDING COLLATERAL — 1.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 2.29% (f)(g) (Cost $1,641,117)	1,641,117	1,641,117

CASH EQUIVALENTS — 0.9%
DWS Government Money Market Series “Institutional Shares”, 2.35% (f) (Cost $856,243)	856,243	856,243

TOTAL INVESTMENTS — 100.2% (Cost $99,393,903)		$98,642,410
Other assets and liabilities, net — (0.2%)		(183,729)

NET ASSETS — 100.0%		$98,458,681

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2019 is as follows:

Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2019	Value ($) at 5/31/2019
COMMON STOCKS — 0.0%
Germany — 0.0%
Deutsche Bank AG (c)
123,481	52,141	(68,297)		(79,497)	36,467	1,441	—	9,455	64,295

SECURITIES LENDING COLLATERAL — 1.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.29% (f)(g)
3,240,329	—	(1,599,212	)(h)	—	—	25,722	—	1,641,117	1,641,117

CASH EQUIVALENTS — 0.9%
DWS ESG Liquidity Fund “Capital Shares”, 2.56%, (f)
—	3,541,613	(3,541,613)		—	—	35,401	—	—	—

DWS ESG Liquidity Fund “Institutional Shares”, 2.56%, (f)
—	3,504,188	(3,504,188)		—	—	6,212	—	—	—

DWS Government Money Market Series “Institutional Shares”, 2.35% (f)
—	21,185,309	(20,329,066)		—	—	25,424	—	856,243	856,243

3,363,810	28,283,251	(29,042,376)		(79,497)	36,467	94,200	—	2,506,815	2,561,655

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2019

*	Non-income producing security.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2019 amounted to $2,053,091, which is 2.1% of net assets.

(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Investment was valued using significant unobservable inputs.
(e)	Securities are listed in country of domicile and trade on exchanges within the MSCI Europe US Dollar Hedged Index.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $670,099.

(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2019.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
JSC:	Joint Stock Company
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
SAE:	Societe Anonyme Egyptienne
SAQ:	Societe Anonyme Qatar
SDR:	Swedish Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At May 31, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
MINI S&P/TSX 60 Futures	CAD	4	$142,951	$142,202	6/20/2019	$42
MSCI EAFE Futures	USD	19	1,771,035	1,727,005	6/21/2019	(44,030)
MSCI Emerging Markets Index Futures	USD	10	519,300	500,100	6/21/2019	(19,200)
SGX NIFTY 50 Futures	USD	3	71,658	71,550	6/27/2019	(108)

Total net unrealized depreciation						$(63,296)

As of May 31, 2019, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
JP Morgan & Chase Co.	6/5/2019	AUD	177,000	USD	124,677	$1,873	$—
JP Morgan & Chase Co.	6/5/2019	AUD	5,066,000	USD	3,568,516	53,686	—
RBC Capital Markets	6/5/2019	AUD	1,718,300	USD	1,210,408	18,238	—
Goldman Sachs & Co.	6/5/2019	BRL	5,539,600	USD	1,398,500	—	(12,586)
JP Morgan & Chase Co.	6/5/2019	BRL	1,846,900	USD	466,684	—	(3,772)
Goldman Sachs & Co.	6/5/2019	CAD	5,692,100	USD	4,234,689	22,754	—
JP Morgan & Chase Co.	6/5/2019	CAD	1,465,000	USD	1,089,994	5,950	—
JP Morgan & Chase Co.	6/5/2019	CAD	172,000	USD	127,969	696	—
RBC Capital Markets	6/5/2019	CAD	2,020,300	USD	1,502,959	8,015	—
Goldman Sachs & Co.	6/5/2019	CHF	4,470,900	USD	4,401,194	—	(66,354)
JP Morgan & Chase Co.	6/5/2019	CHF	549,600	USD	541,079	—	(8,109)
JP Morgan & Chase Co.	6/5/2019	CHF	193,000	USD	190,006	—	(2,849)
RBC Capital Markets	6/5/2019	CHF	1,010,100	USD	994,136	—	(15,206)
Goldman Sachs & Co.	6/5/2019	CLP	159,063,400	USD	234,048	9,886	—
JP Morgan & Chase Co.	6/5/2019	CLP	13,480,400	USD	19,833	835	—
JP Morgan & Chase Co.	6/5/2019	CNH	2,276,000	USD	328,939	705	—

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2019

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
JP Morgan & Chase Co.	6/5/2019	CNH	329,000	USD	48,804	$1,357	$—
JP Morgan & Chase Co.	6/5/2019	CNH	410,400	USD	60,880	1,694	—
Goldman Sachs & Co.	6/5/2019	CZK	1,161,500	USD	50,799	575	—
Goldman Sachs & Co.	6/5/2019	EUR	3,676,800	USD	4,132,179	22,817	—
JP Morgan & Chase Co.	6/5/2019	EUR	11,674,000	USD	13,120,058	72,656	—
RBC Capital Markets	6/5/2019	EUR	3,559,600	USD	3,999,478	21,104	—
RBC Capital Markets	6/5/2019	EUR	1,081,000	USD	1,214,892	6,716	—
Goldman Sachs & Co.	6/5/2019	GBP	1,247,800	USD	1,629,627	51,667	—
JP Morgan & Chase Co.	6/5/2019	GBP	6,473,200	USD	8,453,993	268,027	—
RBC Capital Markets	6/5/2019	GBP	1,168,000	USD	1,524,970	47,925	—
RBC Capital Markets	6/5/2019	GBP	303,000	USD	395,706	12,535	—
Goldman Sachs & Co.	6/5/2019	HKD	23,714,900	USD	3,024,069	—	(1,087)
JP Morgan & Chase Co.	6/5/2019	HKD	2,584,000	USD	329,519	—	(105)
JP Morgan & Chase Co.	6/5/2019	HKD	46,342,700	USD	5,909,794	—	(1,843)
Goldman Sachs & Co.	6/5/2019	HUF	5,831,900	USD	20,230	176	—
JP Morgan & Chase Co.	6/5/2019	HUF	16,042,500	USD	55,646	481	—
Goldman Sachs & Co.	6/5/2019	ILS	708,300	USD	197,133	1,680	—
Goldman Sachs & Co.	6/5/2019	JPY	224,243,700	USD	2,017,850	—	(52,358)
JP Morgan & Chase Co.	6/5/2019	JPY	296,646,800	USD	2,669,336	—	(69,295)
RBC Capital Markets	6/5/2019	JPY	45,659,000	USD	410,859	—	(10,663)
RBC Capital Markets	6/5/2019	JPY	227,739,500	USD	2,049,322	—	(53,160)
The Bank of New York Mellon	6/5/2019	JPY	1,050,482,300	USD	9,452,904	—	(245,105)
Goldman Sachs & Co.	6/5/2019	KRW	1,170,468,200	USD	1,006,248	23,219	—
JP Morgan & Chase Co.	6/5/2019	KRW	69,356,000	USD	59,487	1,237	—
JP Morgan & Chase Co.	6/5/2019	KRW	2,863,684,000	USD	2,454,895	49,801	—
Goldman Sachs & Co.	6/5/2019	MXN	2,305,000	USD	120,523	3,020	—
JP Morgan & Chase Co.	6/5/2019	MXN	968,700	USD	50,651	1,269	—
The Bank of New York Mellon	6/5/2019	MXN	9,408,000	USD	491,898	12,302	—
Goldman Sachs & Co.	6/5/2019	NOK	1,882,200	USD	217,945	2,836	—
JP Morgan & Chase Co.	6/5/2019	NOK	276,700	USD	32,041	418	—
The Bank of New York Mellon	6/5/2019	NOK	2,007,700	USD	232,469	3,018	—
Goldman Sachs & Co.	6/5/2019	NZD	256,100	USD	170,894	3,334	—
JP Morgan & Chase Co.	6/5/2019	NZD	13,300	USD	8,875	173	—
Goldman Sachs & Co.	6/5/2019	PLN	29,500	USD	7,713	15	—
JP Morgan & Chase Co.	6/5/2019	PLN	54,900	USD	14,357	31	—
The Bank of Nova Scotia	6/5/2019	PLN	1,270,000	USD	332,033	627	—
Goldman Sachs & Co.	6/5/2019	RUB	50,361,400	USD	776,403	6,995	—
JP Morgan & Chase Co.	6/5/2019	RUB	4,926,000	USD	75,920	662	—
JP Morgan & Chase Co.	6/5/2019	RUB	10,926,000	USD	168,443	1,518	—
JP Morgan & Chase Co.	6/5/2019	SEK	3,301,200	USD	348,174	43	—
JP Morgan & Chase Co.	6/5/2019	SEK	1,400,000	USD	147,653	14	—
The Bank of Nova Scotia	6/5/2019	SEK	14,088,900	USD	1,485,419	—	(339)
Goldman Sachs & Co.	6/5/2019	THB	1,765,000	USD	55,173	—	(604)
Goldman Sachs & Co.	6/5/2019	THB	17,851,900	USD	558,134	—	(6,022)
Goldman Sachs & Co.	6/5/2019	TWD	80,622,700	USD	2,609,571	58,515	—
JP Morgan & Chase Co.	6/5/2019	TWD	9,815,600	USD	317,328	6,744	—
JP Morgan & Chase Co.	6/5/2019	TWD	5,367,000	USD	173,622	3,800	—
JP Morgan & Chase Co.	6/5/2019	USD	3,632,712	AUD	5,243,000	4,922	—
RBC Capital Markets	6/5/2019	USD	1,190,562	AUD	1,718,300	1,608	—
Goldman Sachs & Co.	6/5/2019	USD	1,414,860	BRL	5,539,600	—	(3,774)
JP Morgan & Chase Co.	6/5/2019	USD	470,632	BRL	1,846,900	—	(176)
Goldman Sachs & Co.	6/5/2019	USD	4,210,653	CAD	5,692,100	1,282	—
JP Morgan & Chase Co.	6/5/2019	USD	1,210,946	CAD	1,637,000	371	—
RBC Capital Markets	6/5/2019	USD	1,494,415	CAD	2,020,300	529	—
Goldman Sachs & Co.	6/5/2019	USD	4,445,332	CHF	4,470,900	22,215	—
JP Morgan & Chase Co.	6/5/2019	USD	738,350	CHF	742,600	3,693	—
RBC Capital Markets	6/5/2019	USD	1,004,225	CHF	1,010,100	5,117	—
Goldman Sachs & Co.	6/5/2019	USD	225,001	CLP	159,063,400	—	(839)

See Notes to Financial Statements.	42

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2019

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
JP Morgan & Chase Co.	6/5/2019	USD	19,075	CLP	13,480,400	$—	$(78)
JP Morgan & Chase Co.	6/5/2019	USD	434,939	CNH	3,015,400	—	(72)
Goldman Sachs & Co.	6/5/2019	USD	50,106	CZK	1,161,500	118	—
Goldman Sachs & Co.	6/5/2019	USD	4,097,591	EUR	3,676,800	11,771	—
JP Morgan & Chase Co.	6/5/2019	USD	13,009,984	EUR	11,674,000	37,418	—
RBC Capital Markets	6/5/2019	USD	5,171,253	EUR	4,640,600	15,297	—
Goldman Sachs & Co.	6/5/2019	USD	1,572,809	GBP	1,247,800	5,151	—
JP Morgan & Chase Co.	6/5/2019	USD	8,159,223	GBP	6,473,200	26,743	—
RBC Capital Markets	6/5/2019	USD	1,854,048	GBP	1,471,000	6,168	—
Goldman Sachs & Co.	6/5/2019	USD	3,024,702	HKD	23,714,900	454	—
JP Morgan & Chase Co.	6/5/2019	USD	6,240,330	HKD	48,926,700	931	—
Goldman Sachs & Co.	6/5/2019	USD	20,005	HUF	5,831,900	48	—
JP Morgan & Chase Co.	6/5/2019	USD	55,028	HUF	16,042,500	136	—
Goldman Sachs & Co.	6/5/2019	USD	195,233	ILS	708,300	221	—
Goldman Sachs & Co.	6/5/2019	USD	2,065,500	JPY	224,243,700	4,709	—
JP Morgan & Chase Co.	6/5/2019	USD	2,732,392	JPY	296,646,800	6,239	—
RBC Capital Markets	6/5/2019	USD	2,518,061	JPY	273,398,500	5,942	—
The Bank of New York Mellon	6/5/2019	USD	9,675,979	JPY	1,050,482,300	22,030	—
Goldman Sachs & Co.	6/5/2019	USD	982,761	KRW	1,170,468,200	269	—
JP Morgan & Chase Co.	6/5/2019	USD	2,464,180	KRW	2,933,040,000	—	(837)
Goldman Sachs & Co.	6/5/2019	USD	117,512	MXN	2,305,000	—	(9)
JP Morgan & Chase Co.	6/5/2019	USD	49,386	MXN	968,700	—	(4)
The Bank of New York Mellon	6/5/2019	USD	479,643	MXN	9,408,000	—	(47)
Goldman Sachs & Co.	6/5/2019	USD	215,027	NOK	1,882,200	82	—
JP Morgan & Chase Co.	6/5/2019	USD	31,611	NOK	276,700	12	—
The Bank of New York Mellon	6/5/2019	USD	229,363	NOK	2,007,700	88	—
Goldman Sachs & Co.	6/5/2019	USD	166,939	NZD	256,100	622	—
JP Morgan & Chase Co.	6/5/2019	USD	8,670	NZD	13,300	32	—
Goldman Sachs & Co.	6/5/2019	USD	7,680	PLN	29,500	18	—
JP Morgan & Chase Co.	6/5/2019	USD	14,291	PLN	54,900	35	—
The Bank of Nova Scotia	6/5/2019	USD	330,606	PLN	1,270,000	800	—
Goldman Sachs & Co.	6/5/2019	USD	772,857	RUB	50,361,400	—	(3,449)
JP Morgan & Chase Co.	6/5/2019	USD	243,265	RUB	15,852,000	—	(1,082)
JP Morgan & Chase Co.	6/5/2019	USD	494,006	SEK	4,701,200	1,764	—
The Bank of Nova Scotia	6/5/2019	USD	1,480,512	SEK	14,088,900	5,246	—
Goldman Sachs & Co.	6/5/2019	USD	621,083	THB	19,616,900	—	(1,150)
Goldman Sachs & Co.	6/5/2019	USD	2,551,351	TWD	80,622,700	—	(295)
JP Morgan & Chase Co.	6/5/2019	USD	480,462	TWD	15,182,600	—	(56)
Goldman Sachs & Co.	6/5/2019	USD	1,283,326	ZAR	18,684,400	—	(1,424)
JP Morgan & Chase Co.	6/5/2019	USD	402,559	ZAR	5,861,000	—	(447)
Goldman Sachs & Co.	6/5/2019	ZAR	18,684,400	USD	1,298,181	16,279	—
JP Morgan & Chase Co.	6/5/2019	ZAR	3,954,000	USD	274,726	3,449	—
JP Morgan & Chase Co.	6/5/2019	ZAR	1,907,000	USD	132,496	1,660	—
Goldman Sachs & Co.	6/6/2019	COP	332,003,700	USD	102,434	4,188	—
JP Morgan & Chase Co.	6/6/2019	COP	23,380,500	USD	7,216	297	—
Goldman Sachs & Co.	6/6/2019	DKK	6,783,300	USD	1,021,512	6,188	—
JP Morgan & Chase Co.	6/6/2019	DKK	1,351,000	USD	203,432	1,215	—
Goldman Sachs & Co.	6/6/2019	INR	4,242,700	USD	60,498	—	(340)
JP Morgan & Chase Co.	6/6/2019	INR	224,500	USD	3,206	—	(13)
JP Morgan & Chase Co.	6/6/2019	INR	164,937,000	USD	2,352,680	—	(12,428)
Goldman Sachs & Co.	6/6/2019	PHP	13,280,600	USD	254,466	—	(23)
JP Morgan & Chase Co.	6/6/2019	PHP	561,200	USD	10,747	—	(7)
Goldman Sachs & Co.	6/6/2019	SGD	212,300	USD	156,036	1,477	—
JP Morgan & Chase Co.	6/6/2019	SGD	1,005,900	USD	739,351	7,034	—
JP Morgan & Chase Co.	6/6/2019	SGD	101,000	USD	74,238	708	—
Goldman Sachs & Co.	6/6/2019	USD	98,484	COP	332,003,700	—	(238)
JP Morgan & Chase Co.	6/6/2019	USD	6,944	COP	23,380,500	—	(25)
Goldman Sachs & Co.	6/6/2019	USD	1,012,445	DKK	6,783,300	2,878	—

See Notes to Financial Statements.	43

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2019

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
JP Morgan & Chase Co.	6/6/2019	USD	201,639	DKK	1,351,000	$578	$—
Goldman Sachs & Co.	6/6/2019	USD	60,784	INR	4,242,700	54	—
JP Morgan & Chase Co.	6/6/2019	USD	2,366,617	INR	165,161,500	1,710	—
Goldman Sachs & Co.	6/6/2019	USD	254,320	PHP	13,280,600	169	—
JP Morgan & Chase Co.	6/6/2019	USD	10,757	PHP	561,200	—	(3)
Goldman Sachs & Co.	6/6/2019	USD	154,251	SGD	212,300	308	—
JP Morgan & Chase Co.	6/6/2019	USD	804,243	SGD	1,106,900	1,604	—
JP Morgan & Chase Co.	6/10/2019	TRY	911,400	USD	148,984	—	(6,547)
JP Morgan & Chase Co.	6/10/2019	USD	155,549	TRY	911,400	—	(18)
Goldman Sachs & Co.	6/12/2019	AED	520,700	USD	141,749	—	(13)
Goldman Sachs & Co.	6/12/2019	AED	149,000	USD	40,556	—	(9)
Goldman Sachs & Co.	6/12/2019	EGP	632,000	USD	36,332	—	(1,321)
Goldman Sachs & Co.	6/12/2019	IDR	1,679,087,700	USD	117,132	—	(325)
JP Morgan & Chase Co.	6/12/2019	IDR	6,459,100,900	USD	449,955	—	(1,879)
Goldman Sachs & Co.	6/12/2019	MYR	2,370,900	USD	571,908	6,236	—
Goldman Sachs & Co.	6/12/2019	QAR	858,700	USD	234,707	—	(1,144)
Goldman Sachs & Co.	6/12/2019	USD	182,331	AED	669,700	—	(4)
Goldman Sachs & Co.	6/12/2019	USD	37,619	EGP	632,000	34	—
Goldman Sachs & Co.	6/12/2019	USD	117,419	IDR	1,679,087,700	39	—
JP Morgan & Chase Co.	6/12/2019	USD	452,033	IDR	6,459,100,900	—	(200)
Goldman Sachs & Co.	6/12/2019	USD	565,847	MYR	2,370,900	—	(175)
Goldman Sachs & Co.	6/12/2019	USD	234,874	QAR	858,700	977	—
Goldman Sachs & Co.	7/3/2019	AED	669,700	USD	182,316	—	(4)
JP Morgan & Chase Co.	7/3/2019	AUD	5,243,000	USD	3,635,716	—	(5,132)
RBC Capital Markets	7/3/2019	AUD	1,718,300	USD	1,191,553	—	(1,670)
Goldman Sachs & Co.	7/3/2019	BRL	5,539,600	USD	1,411,579	4,108	—
JP Morgan & Chase Co.	7/3/2019	BRL	1,846,900	USD	469,483	233	—
JP Morgan & Chase Co.	7/3/2019	BRL	329,000	USD	83,817	227	—
Goldman Sachs & Co.	7/3/2019	CAD	5,692,100	USD	4,213,811	—	(1,227)
JP Morgan & Chase Co.	7/3/2019	CAD	1,637,000	USD	1,211,852	—	(357)
RBC Capital Markets	7/3/2019	CAD	2,020,300	USD	1,495,544	—	(502)
Goldman Sachs & Co.	7/3/2019	CHF	4,470,900	USD	4,457,370	—	(22,610)
JP Morgan & Chase Co.	7/3/2019	CHF	742,600	USD	740,339	—	(3,769)
RBC Capital Markets	7/3/2019	CHF	1,010,100	USD	1,006,928	—	(5,223)
Goldman Sachs & Co.	7/3/2019	CLP	159,063,400	USD	224,836	773	—
JP Morgan & Chase Co.	7/3/2019	CLP	13,480,400	USD	19,063	74	—
JP Morgan & Chase Co.	7/3/2019	CNH	3,015,400	USD	434,762	1	—
Goldman Sachs & Co.	7/3/2019	CZK	1,161,500	USD	50,135	—	(124)
Goldman Sachs & Co.	7/3/2019	DKK	6,783,300	USD	1,014,970	—	(2,928)
JP Morgan & Chase Co.	7/3/2019	DKK	1,351,000	USD	202,131	—	(600)
Goldman Sachs & Co.	7/3/2019	EUR	3,676,800	USD	4,107,261	—	(12,160)
JP Morgan & Chase Co.	7/3/2019	EUR	11,674,000	USD	13,040,815	—	(38,528)
RBC Capital Markets	7/3/2019	EUR	4,640,600	USD	5,183,550	—	(15,696)
Goldman Sachs & Co.	7/3/2019	GBP	1,247,800	USD	1,575,123	—	(5,187)
JP Morgan & Chase Co.	7/3/2019	GBP	6,473,200	USD	8,171,082	—	(27,078)
RBC Capital Markets	7/3/2019	GBP	1,471,000	USD	1,856,749	—	(6,239)
Goldman Sachs & Co.	7/3/2019	HKD	23,714,900	USD	3,025,419	—	(486)
JP Morgan & Chase Co.	7/3/2019	HKD	48,926,700	USD	6,241,101	—	(1,707)
Goldman Sachs & Co.	7/3/2019	HUF	5,831,900	USD	20,048	—	(47)
JP Morgan & Chase Co.	7/3/2019	HUF	16,042,500	USD	55,132	—	(146)
Goldman Sachs & Co.	7/3/2019	IDR	1,679,087,700	USD	116,725	—	(408)
JP Morgan & Chase Co.	7/3/2019	IDR	6,459,100,900	USD	449,829	—	(757)
Goldman Sachs & Co.	7/3/2019	ILS	708,300	USD	195,587	—	(237)
Goldman Sachs & Co.	7/3/2019	INR	4,242,700	USD	60,575	—	(81)
JP Morgan & Chase Co.	7/3/2019	INR	165,161,500	USD	2,358,035	—	(3,205)
Goldman Sachs & Co.	7/3/2019	JPY	224,243,700	USD	2,070,168	—	(4,885)
JP Morgan & Chase Co.	7/3/2019	JPY	296,646,800	USD	2,738,585	—	(6,455)
RBC Capital Markets	7/3/2019	JPY	273,398,500	USD	2,523,803	—	(6,108)

See Notes to Financial Statements.	44

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2019

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
The Bank of New York Mellon	7/3/2019	JPY	1,050,482,300	USD	9,697,846	$—	$(22,859)
Goldman Sachs & Co.	7/3/2019	KRW	1,170,468,200	USD	983,339	—	(732)
JP Morgan & Chase Co.	7/3/2019	KRW	2,933,040,000	USD	2,466,398	444	—
Goldman Sachs & Co.	7/3/2019	MXN	2,305,000	USD	116,943	30	—
JP Morgan & Chase Co.	7/3/2019	MXN	968,700	USD	49,139	6	—
The Bank of New York Mellon	7/3/2019	MXN	9,408,000	USD	477,227	39	—
Goldman Sachs & Co.	7/3/2019	MYR	2,370,900	USD	564,904	—	(580)
Goldman Sachs & Co.	7/3/2019	NOK	1,882,200	USD	215,254	—	(85)
JP Morgan & Chase Co.	7/3/2019	NOK	276,700	USD	31,645	—	(12)
The Bank of New York Mellon	7/3/2019	NOK	2,007,700	USD	229,609	—	(88)
Goldman Sachs & Co.	7/3/2019	NZD	256,100	USD	167,062	—	(606)
JP Morgan & Chase Co.	7/3/2019	NZD	13,300	USD	8,675	—	(32)
Goldman Sachs & Co.	7/3/2019	PHP	13,280,600	USD	253,640	—	(319)
JP Morgan & Chase Co.	7/3/2019	PHP	561,200	USD	10,734	3	—
Goldman Sachs & Co.	7/3/2019	PLN	29,500	USD	7,687	—	(17)
JP Morgan & Chase Co.	7/3/2019	PLN	54,900	USD	14,301	—	(36)
The Bank of Nova Scotia	7/3/2019	PLN	1,270,000	USD	330,796	—	(874)
Goldman Sachs & Co.	7/3/2019	QAR	858,700	USD	234,868	—	(1,023)
Goldman Sachs & Co.	7/3/2019	RUB	50,361,400	USD	769,597	3,399	—
JP Morgan & Chase Co.	7/3/2019	RUB	15,852,000	USD	242,249	1,077	—
JP Morgan & Chase Co.	7/3/2019	SEK	4,701,200	USD	495,065	—	(1,802)
The Bank of Nova Scotia	7/3/2019	SEK	14,088,900	USD	1,483,600	—	(5,446)
Goldman Sachs & Co.	7/3/2019	SGD	212,300	USD	154,297	—	(320)
JP Morgan & Chase Co.	7/3/2019	SGD	1,106,900	USD	804,459	—	(1,687)
Goldman Sachs & Co.	7/3/2019	THB	3,584,000	USD	113,298	—	(41)
Goldman Sachs & Co.	7/3/2019	THB	19,616,900	USD	621,181	820	—
JP Morgan & Chase Co.	7/3/2019	TRY	911,400	USD	153,379	—	(16)
Goldman Sachs & Co.	7/3/2019	TWD	80,622,700	USD	2,546,516	—	(8,612)
JP Morgan & Chase Co.	7/3/2019	TWD	15,182,600	USD	480,204	—	(970)
Goldman Sachs & Co.	7/3/2019	USD	302,048	CAD	408,000	79	—
Goldman Sachs & Co.	7/3/2019	USD	1,033,367	EUR	925,000	2,986	—
JP Morgan & Chase Co.	7/3/2019	USD	256,255	GBP	203,000	840	—
JP Morgan & Chase Co.	7/3/2019	USD	892,758	HKD	6,997,000	25	—
The Bank of New York Mellon	7/3/2019	USD	733,056	JPY	79,399,000	1,668	—
JP Morgan & Chase Co.	7/3/2019	USD	331,708	KRW	394,417,000	—	(102)
The Bank of Nova Scotia	7/3/2019	USD	61,234	PLN	235,000	138	—
The Bank of Nova Scotia	7/3/2019	USD	163,872	SEK	1,556,000	581	—
JP Morgan & Chase Co.	7/3/2019	USD	67,600	SGD	93,000	131	—
Goldman Sachs & Co.	7/3/2019	USD	228,343	TWD	7,212,000	222	—
Goldman Sachs & Co.	7/3/2019	USD	104,255	ZAR	1,523,000	—	(136)
Goldman Sachs & Co.	7/3/2019	ZAR	18,684,400	USD	1,278,860	1,514	—
JP Morgan & Chase Co.	7/3/2019	ZAR	5,861,000	USD	401,143	459	—
Goldman Sachs & Co.	7/5/2019	COP	332,003,700	USD	98,316	244	—
JP Morgan & Chase Co.	7/5/2019	COP	23,380,500	USD	6,930	23	—
Goldman Sachs & Co.	7/8/2019	EGP	632,000	USD	37,374	—	(40)

Total unrealized appreciation (depreciation)						$1,080,946	$(807,899)

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	45

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2019

Currency Abbreviations

AED	Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee

JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (i)	$94,866,670	$—	$23,961	$94,890,631
Preferred Stocks (i)	1,253,603	—	82	1,253,685
Rights (i)	734	—	0	734
Short-Term Investments (i)	2,497,360	—	—	2,497,360
Derivatives (j)
Forward Foreign Currency Contracts	—	1,080,946	—	1,080,946
Futures Contracts	42	—	—	42

TOTAL	$98,618,409	$1,080,946	$24,043	$99,723,398

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (j)
Forward Foreign Currency Contracts	$—	$(807,899)	$—	$(807,899)
Futures Contracts	(63,338)	—	—	(63,338)

TOTAL	$(63,338)	$(807,899)	$—	$(871,237)

(i)	See Schedule of Investments for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the year ended May 31, 2019, the amount of transfers from Level 3 to Level 1 was $2,974. The investment was transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs.

See Notes to Financial Statements.	46

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF

May 31, 2019

	Number of Shares	Value
COMMON STOCKS — 94.9%

Argentina — 0.3%
Banco Macro SA, ADR	983	$49,032
BBVA Banco Frances SA, ADR	1,764	15,805
Globant SA*	728	67,588
Grupo Financiero Galicia SA, ADR	2,236	57,264
Pampa Energia SA, ADR*	1,399	35,367
Telecom Argentina SA, ADR	1,736	25,745
Transportadora de Gas del Sur SA, ADR	1,392	18,221
YPF SA, ADR	3,629	53,818

		322,840

Australia — 0.0%
MMG Ltd.*	50,223	15,311

Brazil — 4.7%
Ambev SA	97,560	436,341
Atacadao SA	7,235	42,684
B2W Cia Digital*	3,918	31,352
B3 SA — Brasil Bolsa Balcao	43,291	403,459
Banco Bradesco SA	25,647	213,401
Banco BTG Pactual SA	3,627	43,194
Banco do Brasil SA	18,661	246,581
Banco Santander Brasil SA	9,451	110,070
BB Seguridade Participacoes SA	13,741	104,495
BR Malls Participacoes SA	18,333	59,849
BRF SA*	12,247	86,454
CCR SA	23,154	78,892
Centrais Eletricas Brasileiras SA	4,911	43,066
Cia de Saneamento Basico do Estado de Sao Paulo	6,626	74,653
Cia Siderurgica Nacional SA	13,535	57,052
Cielo SA	30,316	51,764
Cosan SA	3,694	44,378
Embraer SA	14,077	67,982
Energisa SA	3,317	38,048
Engie Brasil Energia SA	4,621	54,548
Equatorial Energia SA	4,016	88,171
Hypera SA	7,100	54,680
IRB Brasil Resseguros S/A	3,045	79,059
JBS SA	22,926	127,719
Klabin SA	13,627	54,002
Kroton Educacional SA	33,828	89,140
Localiza Rent a Car SA	12,535	121,518
Lojas Renner SA	16,134	181,078
M Dias Branco SA	2,319	22,865
Magazine Luiza SA	1,604	80,119
Multiplan Empreendimentos Imobiliarios SA	5,731	36,279
Natura Cosmeticos SA	3,912	59,797
Notre Dame Intermedica Participacoes SA	5,863	61,261
Petrobras Distribuidora SA	7,124	46,387
Petroleo Brasileiro SA	64,139	461,434
Porto Seguro SA	2,560	34,577
Raia Drogasil SA	4,926	87,148
Rumo SA*	25,338	125,013
Sul America SA	5,706	50,764
Suzano SA	11,516	94,148

	Number of Shares	Value
Brazil (Continued)
TIM Participacoes SA	19,242	$53,941
Ultrapar Participacoes SA	15,068	79,411
Vale SA	67,222	839,429
WEG SA	17,282	83,901

		5,300,104

Chile — 0.8%
Aguas Andinas SA, Class A	59,367	32,757
Banco de Chile	581,588	83,492
Banco de Credito e Inversiones SA	960	61,561
Banco Santander Chile	1,396,116	98,304
Cencosud SA	32,497	59,083
Cia Cervecerias Unidas SA	3,332	45,080
Colbun SA	179,172	33,711
Empresa Nacional de Telecomunicaciones SA*	3,418	32,608
Empresas CMPC SA	26,276	69,807
Empresas COPEC SA	8,169	84,509
Enel Americas SA	616,420	98,171
Enel Chile SA	601,026	55,043
Itau CorpBanca	3,490,273	27,168
Latam Airlines Group SA	5,609	49,170
SACI Falabella	15,883	95,808

		926,272

China — 26.8%
3SBio, Inc., 144A	27,545	44,904
51job, Inc., ADR*(a)	545	38,341
58.com, Inc., ADR*	1,963	111,950
AAC Technologies Holdings, Inc.	16,099	85,634
AECC Aviation Power Co. Ltd., Class A	600	2,030
Agile Group Holdings Ltd.	33,345	42,237
Agricultural Bank of China Ltd., Class A*	44,400	23,670
Agricultural Bank of China Ltd., Class H*	641,631	275,000
Aier Eye Hospital Group Co. Ltd., Class A*	2,100	11,648
Air China Ltd., Class A	1,000	1,226
Air China Ltd., Class H*	42,215	39,148
Aisino Corp., Class A	500	1,662
Alibaba Group Holding Ltd., ADR*	30,146	4,499,592
Aluminum Corp. of China Ltd., Class H*	59,198	21,294
Angang Steel Co. Ltd., Class A	16,300	12,019
Angang Steel Co. Ltd., Class H	1,740	783
Anhui Conch Cement Co. Ltd., Class A	3,000	17,188
Anhui Conch Cement Co. Ltd., Class H	26,501	154,823
ANTA Sports Products Ltd.	22,754	139,318
Anxin Trust Co. Ltd., Class A*	1,400	1,044
Autohome, Inc., ADR*(a)	1,261	108,320
AVIC Aircraft Co. Ltd., Class A	5,400	12,282
Avic Capital Co. Ltd., Class A	2,300	1,809
AVIC Shenyang Aircraft Co. Ltd., Class A*	2,600	10,949
AviChina Industry & Technology Co. Ltd., Class H	64,827	36,798
BAIC Motor Corp. Ltd., Class H, 144A	36,421	22,532
Baidu, Inc., ADR*	5,890	647,900
Bank of Beijing Co. Ltd., Class A	16,900	14,200

See Notes to Financial Statements.	47

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
China (Continued)
Bank of China Ltd., Class A	37,100	$20,853
Bank of China Ltd., Class H	1,672,862	693,509
Bank of Communications Co. Ltd., Class A	25,500	22,016
Bank of Communications Co. Ltd., Class H	177,116	138,719
Bank of Guiyang Co. Ltd., Class A	600	1,118
Bank of Hangzhou Co. Ltd., Class A	1,260	1,499
Bank of Jiangsu Co. Ltd., Class A	2,879	3,028
Bank of Nanjing Co. Ltd., Class A	2,100	2,528
Bank of Ningbo Co. Ltd., Class A	4,800	16,132
Bank of Shanghai Co. Ltd., Class A	2,800	4,567
Baoshan Iron & Steel Co. Ltd., Class A	15,000	13,690
Baozun, Inc., ADR*(a)	726	28,481
BBMG Corp., Class A	23,600	12,479
BBMG Corp., Class H	47,083	14,234
Beijing Capital Co. Ltd., Class A	1,102	546
Beijing Capital International Airport Co. Ltd., Class H	34,742	29,382
Beijing Dabeinong Technology Group Co. Ltd., Class A	13,600	12,254
Beijing Shiji Information Technology Co. Ltd., Class A	200	966
Beijing Tongrentang Co. Ltd., Class A	300	1,270
BOE Technology Group Co. Ltd., Class A	35,400	17,641
BYD Co. Ltd., Class A	500	3,495
BYD Co. Ltd., Class H (a)	15,702	91,934
BYD Electronic International Co. Ltd.	14,040	18,482
Caitong Securities Co. Ltd., Class A	7,500	11,169
CGN Power Co. Ltd., Class H, 144A	202,217	55,716
Changjiang Securities Co. Ltd., Class A	1,400	1,450
China Aoyuan Group Ltd.	25,000	27,010
China Cinda Asset Management Co. Ltd., Class H	203,887	47,334
China CITIC Bank Corp. Ltd., Class A	1,400	1,172
China CITIC Bank Corp. Ltd., Class H	177,947	101,009
China Coal Energy Co. Ltd., Class H	40,172	16,398
China Communications Construction Co. Ltd., Class A	700	1,107
China Communications Construction Co. Ltd., Class H	98,125	87,241
China Communications Services Corp. Ltd., Class H	57,151	42,793
China Conch Venture Holdings Ltd.	35,381	114,859
China Construction Bank Corp., Class A	2,400	2,427
China Construction Bank Corp., Class H	2,049,071	1,620,532
China Eastern Airlines Corp. Ltd., Class A	2,000	1,735
China Eastern Airlines Corp. Ltd., Class H	27,620	15,185
China Everbright Bank Co. Ltd., Class A	36,300	20,193
China Everbright Bank Co. Ltd., Class H	55,315	24,978
China Evergrande Group (a)	38,901	103,461
China Film Co. Ltd., Class A	500	1,096
China Fortune Land Development Co. Ltd., Class A	700	3,005
China Galaxy Securities Co. Ltd., Class H	77,445	41,590

	Number of Shares	Value
China (Continued)
China Gezhouba Group Co. Ltd., Class A	1,200	$1,076
China Grand Automotive Services Group Co. Ltd., Class A	1,400	888
China Hongqiao Group Ltd.	44,958	32,516
China Huarong Asset Management Co. Ltd., Class H, 144A*	211,064	35,808
China International Capital Corp. Ltd., Class H, 144A	27,839	50,568
China International Marine Containers Group Co. Ltd., Class A	300	540
China International Travel Service Corp. Ltd., Class A	1,600	17,938
China Life Insurance Co. Ltd., Class A	700	2,649
China Life Insurance Co. Ltd., Class H	159,046	369,235
China Literature Ltd., 144A*(a)	3,640	14,022
China Longyuan Power Group Corp. Ltd., Class H	55,349	34,948
China Medical System Holdings Ltd.	28,746	25,301
China Merchants Bank Co. Ltd., Class A	12,163	60,278
China Merchants Bank Co. Ltd., Class H	83,176	400,520
China Merchants Securities Co. Ltd., Class A	1,400	3,135
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A*	5,300	16,676
China Minsheng Banking Corp. Ltd., Class A	26,100	23,102
China Minsheng Banking Corp. Ltd., Class H	145,565	105,838
China Molybdenum Co. Ltd., Class A	1,800	1,051
China Molybdenum Co. Ltd., Class H (a)	79,114	24,825
China National Building Material Co. Ltd., Class H	68,536	52,716
China National Chemical Engineering Co. Ltd., Class A	14,200	12,486
China National Nuclear Power Co. Ltd., Class A	3,300	2,639
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	7,500	14,266
China Oilfield Services Ltd., Class H	32,697	29,237
China Oriental Group Co. Ltd.	24,097	13,986
China Pacific Insurance Group Co. Ltd., Class A	4,000	19,945
China Pacific Insurance Group Co. Ltd., Class H	53,971	199,649
China Petroleum & Chemical Corp., Class A	18,100	14,238
China Petroleum & Chemical Corp., Class H	536,095	356,961
China Railway Construction Corp. Ltd., Class A	2,900	3,949
China Railway Construction Corp. Ltd., Class H	45,585	53,321
China Railway Group Ltd., Class H	77,432	57,880
China Railway Signal & Communication Corp. Ltd., Class H, 144A	31,381	20,655
China Reinsurance Group Corp., Class H	128,713	23,478

See Notes to Financial Statements.	48

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
China (Continued)
China Resources Pharmaceutical Group Ltd., 144A*	36,353	$47,484
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	200	798
China Shenhua Energy Co. Ltd., Class A	4,200	11,189
China Shenhua Energy Co. Ltd., Class H	74,903	153,827
China Shipbuilding Industry Co. Ltd., Class A	15,100	11,222
China Shipbuilding Industry Group Power Co. Ltd., Class A	400	1,292
China South Publishing & Media Group Co. Ltd., Class A	6,700	12,608
China Southern Airlines Co. Ltd., Class A	1,800	1,875
China Southern Airlines Co. Ltd., Class H	42,002	27,003
China Spacesat Co. Ltd., Class A	300	1,020
China State Construction Engineering Corp. Ltd., Class A	26,940	21,894
China Telecom Corp. Ltd., Class H*	286,285	143,881
China Tower Corp. Ltd., Class H, 144A	861,036	193,305
China United Network Communications Ltd., Class A	25,796	22,160
China Vanke Co. Ltd., Class A	5,500	21,273
China Vanke Co. Ltd., Class H	32,313	114,380
China Yangtze Power Co. Ltd., Class A	9,400	24,116
China Zhongwang Holdings Ltd.	32,140	15,333
Chinese Universe Publishing and Media Group Co. Ltd., Class A*	300	585
Chongqing Changan Automobile Co. Ltd., Class A	1,000	1,014
Chongqing Rural Commercial Bank Co. Ltd., Class H	37,170	19,013
Chongqing Zhifei Biological Products Co. Ltd., Class A	1,800	10,511
CIFI Holdings Group Co. Ltd.	51,562	30,847
CITIC Guoan Information Industry Co. Ltd., Class A	1,000	578
CITIC Securities Co. Ltd., Class A	2,500	7,290
CITIC Securities Co. Ltd., Class H	47,147	85,880
CNOOC Ltd.	384,425	626,688
COSCO SHIPPING Development Co. Ltd., Class A*	2,000	826
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	22,583	11,811
COSCO SHIPPING Holdings Co. Ltd., Class A*	1,900	1,316
COSCO SHIPPING Holdings Co. Ltd., Class H*(a)	53,363	19,672
Country Garden Holdings Co. Ltd. (a)	156,583	211,719
Country Garden Services Holdings Co. Ltd.	28,753	58,976
CRRC Corp. Ltd., Class A	13,300	15,240
CRRC Corp. Ltd., Class H	95,985	82,278
CSPC Pharmaceutical Group Ltd.	97,744	157,596
Ctrip.com International Ltd., ADR*	8,684	300,119
Dali Foods Group Co. Ltd., 144A	41,740	29,869
Daqin Railway Co. Ltd., Class A	13,100	15,865

	Number of Shares	Value
China (Continued)
Datang International Power Generation Co. Ltd., Class H	56,503	$14,127
DHC Software Co. Ltd., Class A	800	829
Dong-E-E-Jiao Co. Ltd., Class A	200	1,183
Dongfang Electric Corp. Ltd., Class A*	7,500	11,191
Dongfeng Motor Group Co. Ltd., Class H	62,716	51,680
Dongxing Securities Co. Ltd., Class A	600	1,014
ENN Energy Holdings Ltd.*	17,958	161,494
Everbright Securities Co. Ltd., Class A	8,100	13,083
Fangda Carbon New Material Co. Ltd., Class A*	400	1,036
Financial Street Holdings Co. Ltd., Class A	800	849
First Capital Securities Co. Ltd., Class A	900	811
Focus Media Information Technology Co. Ltd., Class A	3,120	2,513
Foshan Haitian Flavouring & Food Co. Ltd., Class A	600	8,709
Fosun International Ltd.	54,620	70,508
Founder Securities Co. Ltd., Class A	2,100	2,181
Future Land Development Holdings Ltd.	40,172	43,813
Fuyao Glass Industry Group Co. Ltd., Class A	500	1,581
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	11,683	34,872
Ganfeng Lithium Co. Ltd., Class A*	200	709
GDS Holdings Ltd., ADR*	1,253	40,710
Geely Automobile Holdings Ltd.	108,051	177,247
Gemdale Corp., Class A	7,800	13,096
Genscript Biotech Corp.*	22,312	48,213
GF Securities Co. Ltd., Class A	1,500	2,818
GF Securities Co. Ltd., Class H	22,385	25,527
Giant Network Group Co. Ltd., Class A	300	799
GoerTek, Inc., Class A*	800	917
GOME Retail Holdings Ltd.*(a)	234,583	23,041
Great Wall Motor Co. Ltd., Class H (a)	71,650	52,095
Gree Electric Appliances, Inc. of Zhuhai, Class A	800	6,062
Greenland Holdings Group Co. Ltd., Class A	13,173	12,805
Greentown Service Group Co. Ltd.*	8,347	6,569
Guangshen Railway Co. Ltd., Class A	25,600	11,682
Guangzhou Automobile Group Co. Ltd., Class A	560	879
Guangzhou Automobile Group Co. Ltd., Class H	59,987	57,848
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	2,300	12,891
Guangzhou Haige Communications Group, Inc. Co., Class A	600	835
Guangzhou R&F Properties Co. Ltd., Class H	18,465	34,954
Guosen Securities Co. Ltd., Class A	1,000	1,728
Guotai Junan Securities Co. Ltd., Class A	1,900	4,423
Guotai Junan Securities Co. Ltd., Class H, 144A	18,362	31,339
Guoyuan Securities Co. Ltd., Class A	9,600	12,794

See Notes to Financial Statements.	49

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
China (Continued)
Haitian International Holdings Ltd.	8,741	$17,282
Haitong Securities Co. Ltd., Class A	8,300	14,549
Haitong Securities Co. Ltd., Class H	59,682	61,208
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	4,300	15,473
Hangzhou Robam Appliances Co. Ltd., Class A	200	735
Henan Shuanghui Investment & Development Co. Ltd., Class A	608	2,208
Hengan International Group Co. Ltd.	15,862	116,341
Hengli Petrochemical Co. Ltd., Class A	4,700	11,663
HengTen Networks Group Ltd.*	477,184	11,809
Hengtong Optic-electric Co. Ltd., Class A	420	964
Hengyi Petrochemical Co. Ltd., Class A*	5,900	11,538
Hesteel Co. Ltd., Class A	2,700	1,169
HLA Corp. Ltd., Class A	600	756
Hua Hong Semiconductor Ltd., 144A (a)	10,220	21,484
Huaan Securities Co. Ltd., Class A	900	803
Huadian Power International Corp. Ltd., Class A	2,000	1,136
Huadian Power International Corp. Ltd., Class H	28,863	11,966
Huadong Medicine Co. Ltd., Class A	2,500	10,597
Huaneng Power International, Inc., Class A*	1,200	1,130
Huaneng Power International, Inc., Class H*	97,811	61,634
Huaneng Renewables Corp. Ltd., Class H	64,153	17,348
Huatai Securities Co. Ltd., Class A	1,400	3,778
Huatai Securities Co. Ltd., Class H, 144A	37,761	59,824
Huaxia Bank Co. Ltd., Class A	3,200	3,477
Huayu Automotive Systems Co. Ltd., Class A	4,700	13,672
Huazhu Group Ltd., ADR (a)	2,822	86,353
Hubei Biocause Pharmaceutical Co. Ltd., Class A	1,000	920
Hubei Energy Group Co. Ltd., Class A	1,100	650
Hundsun Technologies, Inc., Class A	260	2,348
Iflytek Co. Ltd., Class A*	3,050	12,849
Industrial & Commercial Bank of China Ltd., Class A	31,800	25,844
Industrial & Commercial Bank of China Ltd., Class H	1,388,955	992,168
Industrial Bank Co. Ltd., Class A	12,100	30,798
Industrial Securities Co. Ltd., Class A	1,700	1,522
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	49,800	12,697
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	23,100	10,876
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	4,100	17,824
Inner Mongolia Yitai Coal Co. Ltd., Class B	21,400	23,433
iQIYI, Inc., ADR*(a)	2,703	49,276
JD.com, Inc., ADR*(a)	15,484	398,868
Jiangsu Expressway Co. Ltd., Class H	28,234	39,328

	Number of Shares	Value
China (Continued)
Jiangsu Hengrui Medicine Co. Ltd., Class A	3,360	$30,256
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	1,100	18,223
Jiangxi Copper Co. Ltd., Class A	500	1,077
Jiangxi Copper Co. Ltd., Class H	18,851	23,541
Jinduicheng Molybdenum Co. Ltd., Class A	700	674
Jinke Properties Group Co. Ltd., Class A	13,500	12,712
Jointown Pharmaceutical Group Co. Ltd., Class A	500	945
Kaisa Group Holdings Ltd.*(a)	73,200	30,439
Kangmei Pharmaceutical Co. Ltd., Class A	1,200	728
Kingdee International Software Group Co. Ltd.	42,701	47,551
Kingsoft Corp. Ltd.*	18,134	49,964
Kweichow Moutai Co. Ltd., Class A	800	103,144
KWG Group Holdings Ltd.	26,680	26,784
Legend Holdings Corp., Class H, 144A	6,921	16,703
Lenovo Group Ltd.	156,179	108,575
Lepu Medical Technology Beijing Co. Ltd., Class A	3,200	10,653
Li Ning Co. Ltd.*	41,000	67,884
Liaoning Cheng Da Co. Ltd., Class A	400	736
Logan Property Holdings Co. Ltd.	28,863	42,634
Longfor Group Holdings Ltd.	37,470	137,414
LONGi Green Energy Technology Co. Ltd., Class A*	3,850	13,291
Luxshare Precision Industry Co. Ltd., Class A	4,912	15,270
Luye Pharma Group Ltd., 144A	23,860	17,957
Luzhou Laojiao Co. Ltd., Class A	400	4,093
Maanshan Iron & Steel Co. Ltd., Class A	1,500	739
Maanshan Iron & Steel Co. Ltd., Class H (a)	37,073	15,795
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	840	1,626
Meitu, Inc., 144A*(a)	61,196	20,686
Meituan Dianping, Class B*(a)	21,100	162,969
Metallurgical Corp. of China Ltd., Class A	3,400	1,478
Metallurgical Corp. of China Ltd., Class H	43,952	11,717
Midea Group Co. Ltd., Class A	2,250	16,167
Momo, Inc., ADR (a)	3,026	83,427
Muyuan Foodstuff Co. Ltd., Class A	360	3,304
NetEase, Inc., ADR	1,495	371,672
New China Life Insurance Co. Ltd., Class A	2,100	15,698
New China Life Insurance Co. Ltd., Class H	16,671	77,405
New Hope Liuhe Co. Ltd., Class A	5,800	17,308
New Oriental Education & Technology Group, Inc., ADR*	2,985	255,665
Ninestar Corp., Class A	200	703
NIO, Inc., ADR*	13,804	42,102
Noah Holdings Ltd., ADR*	621	23,753
Oceanwide Holdings Co. Ltd., Class A	11,900	11,085

See Notes to Financial Statements.	50

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
China (Continued)
Offshore Oil Engineering Co. Ltd., Class A	15,000	$12,603
OFILM Group Co. Ltd., Class A	700	827
Orient Securities Co. Ltd., Class A	1,500	2,227
People’s Insurance Co. Group of China Ltd., Class H*	161,394	63,408
Perfect World Co. Ltd., Class A*	200	741
PetroChina Co. Ltd., Class A	14,632	15,156
PetroChina Co. Ltd., Class H	440,320	246,009
PICC Property & Casualty Co. Ltd., Class H	148,877	160,850
Pinduoduo, Inc., ADR*(a)	4,119	79,991
Ping An Bank Co. Ltd., Class A	10,500	18,527
Ping An Insurance Group Co. of China Ltd., Class A	6,300	72,099
Ping An Insurance Group Co. of China Ltd., Class H	118,415	1,308,077
Poly Developments and Holdings Group Co. Ltd., Class A	9,100	16,030
Postal Savings Bank of China Co. Ltd., Class H, 144A	151,760	90,790
Power Construction Corp. of China Ltd., Class A	2,501	1,783
Qingdao Haier Co. Ltd., Class A	1,500	3,455
RiseSun Real Estate Development Co. Ltd., Class A	9,300	12,678
Rongsheng Petro Chemical Co. Ltd., Class A	650	1,081
SAIC Motor Corp. Ltd., Class A	7,100	24,633
Sanan Optoelectronics Co. Ltd., Class A	1,000	1,553
Sany Heavy Industry Co. Ltd., Class A	1,900	3,322
SDIC Power Holdings Co. Ltd., Class A	1,700	1,938
Seazen Holdings Co. Ltd., Class A	2,200	11,792
Semiconductor Manufacturing International Corp.*(a)	73,927	88,925
SF Holding Co. Ltd., Class A	2,600	11,254
Shaanxi Coal Industry Co. Ltd., Class A	1,700	2,150
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	260	965
Shandong Gold Mining Co. Ltd., Class A*	3,100	13,962
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	43,540	37,878
Shanghai 2345 Network Holding Group Co. Ltd., Class A	1,170	861
Shanghai Electric Group Co. Ltd., Class A	2,000	1,541
Shanghai Electric Group Co. Ltd., Class H	65,297	23,072
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	500	1,792
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	13,741	40,402
Shanghai International Airport Co. Ltd., Class A	200	2,003
Shanghai International Port Group Co. Ltd., Class A	12,400	13,598

	Number of Shares	Value
China (Continued)
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	25,459	$29,609
Shanghai Oriental Pearl Group Co. Ltd., Class A	910	1,339
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	500	1,333
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	15,925	31,446
Shanghai Pudong Development Bank Co. Ltd., Class A	16,300	26,281
Shanghai Tunnel Engineering Co. Ltd., Class A	800	742
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	700	782
Shanxi Securities Co. Ltd., Class A	10,500	12,169
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	200	1,638
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	800	714
Shenergy Co. Ltd., Class A	1,100	943
Shenwan Hongyuan Group Co. Ltd., Class A	4,400	3,009
Shenzhen Energy Group Co. Ltd., Class A	13,300	11,464
Shenzhen Overseas Chinese Town Co. Ltd., Class A	2,100	2,075
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	200	646
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	900	631
Shenzhou International Group Holdings Ltd.	15,742	185,642
Shui On Land Ltd.	71,251	16,178
Sichuan Chuantou Energy Co. Ltd., Class A	1,100	1,436
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	400	1,748
Sihuan Pharmaceutical Holdings Group Ltd.	87,669	19,682
SINA Corp.*	1,370	55,156
Sinolink Securities Co. Ltd., Class A	800	1,059
Sino-Ocean Group Holding Ltd.	69,502	27,749
Sinopec Engineering Group Co. Ltd., Class H	26,360	21,452
Sinopec Shanghai Petrochemical Co. Ltd., Class A	1,200	911
Sinopec Shanghai Petrochemical Co. Ltd., Class H	54,803	23,908
Sinopharm Group Co. Ltd., Class H (a)	25,966	97,544
Sinotrans Ltd., Class H	40,172	14,758
Sinotruk Hong Kong Ltd.	14,440	27,371
SOHO China Ltd.	13,083	4,089
SooChow Securities Co. Ltd., Class A*	800	1,142
Spring Airlines Co. Ltd., Class A	200	1,266
Sunac China Holdings Ltd.	52,842	227,827
Suning.com Co. Ltd., Class A	9,300	14,604

See Notes to Financial Statements.	51

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
China (Continued)
Sunny Optical Technology Group Co. Ltd.	14,724	$125,556
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	700	979
TAL Education Group, ADR*	7,439	255,976
Tasly Pharmaceutical Group Co. Ltd., Class A	420	1,117
TBEA Co. Ltd., Class A	11,600	12,065
Tencent Holdings Ltd.	121,185	5,039,359
Tencent Music Entertainment Group, ADR*(a)	1,972	26,109
Tianma Microelectronics Co. Ltd., Class A	6,200	12,170
Tingyi Cayman Islands Holding Corp.	45,352	73,701
Tong Ren Tang Technologies Co. Ltd., Class H	10,663	13,656
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	400	865
Tongling Nonferrous Metals Group Co. Ltd., Class A	2,600	908
Tongwei Co. Ltd., Class A	1,000	2,231
TravelSky Technology Ltd., Class H	21,554	44,650
Tsingtao Brewery Co. Ltd., Class A	200	1,408
Tsingtao Brewery Co. Ltd., Class H	8,320	50,570
Tunghsu Optoelectronic Technology Co. Ltd., Class A	17,600	12,748
Tus-Sound Environmental Resources Co. Ltd., Class A*	300	426
Uni-President China Holdings Ltd.	27,000	28,689
Unisplendour Corp. Ltd., Class A	196	804
Vipshop Holdings Ltd., ADR*	9,312	70,212
Want Want China Holdings Ltd.	115,728	82,520
Wanxiang Qianchao Co. Ltd., Class A	700	603
Weibo Corp., ADR*	1,140	47,333
Weichai Power Co. Ltd., Class A	1,500	2,542
Weichai Power Co. Ltd., Class H	43,392	65,977
Weifu High-Technology Group Co. Ltd., Class A	200	570
Wens Foodstuffs Group Co. Ltd., Class A	2,700	15,411
Western Securities Co. Ltd., Class A	900	1,278
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	6,300	11,472
Wuliangye Yibin Co. Ltd., Class A	2,400	35,202
WuXi AppTec Co. Ltd., Class H, 144A*	2,200	24,092
Wuxi Biologics Cayman, Inc., 144A*	12,163	114,966
XCMG Construction Machinery Co. Ltd., Class A*	19,400	12,028
Xiamen C & D, Inc., Class A	700	889
Xiaomi Corp., Class B, 144A*	65,600	80,164
Xinhu Zhongbao Co. Ltd., Class A	2,200	962
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	9,333	15,454
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	3,579	3,766
Xinyi Solar Holdings Ltd.	65,301	35,818
Yanzhou Coal Mining Co. Ltd., Class H*	42,865	40,298

	Number of Shares	Value
China (Continued)
Yihai International Holding Ltd.*	9,048	$44,723
Yonghui Superstores Co. Ltd., Class A*	2,400	3,407
Youngor Group Co. Ltd., Class A	900	1,235
Yum China Holdings, Inc.	7,634	305,436
Yunnan Baiyao Group Co. Ltd., Class A	300	3,376
Yuzhou Properties Co. Ltd.	36,580	16,658
YY, Inc., ADR*	1,110	75,979
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	200	3,115
Zhaojin Mining Industry Co. Ltd., Class H	17,889	16,430
Zhejiang China Commodities City Group Co. Ltd., Class A	1,400	811
Zhejiang Chint Electrics Co. Ltd., Class A	500	1,712
Zhejiang Dahua Technology Co. Ltd., Class A	700	1,270
Zhejiang Expressway Co. Ltd., Class H	32,965	34,439
Zhejiang Huayou Cobalt Co. Ltd., Class A	3,040	12,639
Zhejiang Longsheng Group Co. Ltd., Class A	800	1,920
Zhejiang Zheneng Electric Power Co. Ltd., Class A	2,300	1,553
Zhengzhou Yutong Bus Co. Ltd., Class A	503	912
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*(a)	7,400	21,144
Zhongjin Gold Corp. Ltd., Class A	900	1,056
Zhongsheng Group Holdings Ltd.	12,240	30,820
Zhuzhou CRRC Times Electric Co. Ltd., Class H	12,656	68,127
Zijin Mining Group Co. Ltd., Class A	28,300	13,324
Zijin Mining Group Co. Ltd., Class H	132,629	46,863
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	16,576	12,895
ZTE Corp., Class A*	3,200	13,332
ZTE Corp., Class H*	13,673	32,894
ZTO Express Cayman, Inc., ADR (a)	6,906	124,584

		30,084,071

Colombia — 0.3%
Bancolombia SA	4,616	51,106
Cementos Argos SA	10,469	22,593
Ecopetrol SA	108,872	89,114
Grupo Argos SA	5,114	26,221
Grupo de Inversiones Suramericana SA	5,310	52,282
Interconexion Electrica SA ESP	8,802	42,212

		283,528

Czech Republic — 0.2%
CEZ AS	3,715	86,493
Komercni banka AS	1,560	58,881
Moneta Money Bank AS, 144A	9,543	31,150

		176,524

Egypt — 0.1%
Commercial International Bank Egypt SAE	29,386	125,847
Eastern Co. SAE	18,530	17,191

See Notes to Financial Statements.	52

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
Egypt (Continued)
ElSewedy Electric Co.	17,540	$14,575

		157,613

Greece — 0.3%
Alpha Bank AE*	24,343	45,960
Eurobank Ergasias SA*	56,428	55,159
FF Group*(b)	1,458	7,818
Hellenic Telecommunications Organization SA	4,823	66,004
JUMBO SA	2,368	42,062
Motor Oil Hellas Corinth Refineries SA	1,414	36,016
National Bank of Greece SA*	12,037	31,843
OPAP SA	5,155	53,990
Titan Cement Co. SA	467	9,495

		348,347

Hong Kong — 3.9%
Alibaba Health Information Technology Ltd.*	75,665	71,712
Alibaba Pictures Group Ltd.*	291,687	60,648
Beijing Enterprises Holdings Ltd.	9,529	47,891
Beijing Enterprises Water Group Ltd.*	120,755	64,232
Brilliance China Automotive Holdings Ltd.	64,257	65,408
China Agri-Industries Holdings Ltd.	36,421	11,011
China Ding Yi Feng Holdings Ltd. (a)(b)	22,249	65,502
China Education Group Holdings Ltd.	13,000	20,032
China Everbright International Ltd.	75,675	71,625
China Everbright Ltd.	20,200	32,312
China First Capital Group Ltd.*	67,791	20,754
China Gas Holdings Ltd.	37,466	120,433
China Jinmao Holdings Group Ltd.	111,472	64,413
China Mengniu Dairy Co. Ltd.*	60,236	220,135
China Merchants Port Holdings Co. Ltd.	28,768	50,347
China Mobile Ltd.	130,044	1,135,462
China Overseas Land & Investment Ltd.	81,900	284,159
China Power International Development Ltd.	75,341	19,509
China Resources Beer Holdings Co. Ltd.	31,174	136,394
China Resources Cement Holdings Ltd.	60,783	52,723
China Resources Gas Group Ltd.	20,546	98,412
China Resources Land Ltd.	58,990	240,037
China Resources Power Holdings Co. Ltd.	39,517	57,565
China State Construction International Holdings Ltd.	46,690	47,824
China Taiping Insurance Holdings Co. Ltd.	30,513	78,428
China Traditional Chinese Medicine Holdings Co. Ltd.	47,709	25,195
China Unicom Hong Kong Ltd.	134,526	141,912
CITIC Ltd.	123,126	167,109
COSCO SHIPPING Ports Ltd.	26,068	25,338
Far East Horizon Ltd.	45,673	48,647
Fullshare Holdings Ltd.*(a)	158,208	14,732
Guangdong Investment Ltd.	65,157	128,161
Haier Electronics Group Co. Ltd.*	27,202	69,327

	Number of Shares	Value
Hong Kong (Continued)
Hutchison China MediTech Ltd., ADR*(a)	1,226	$33,850
Kingboard Holdings Ltd.	14,497	38,094
Kingboard Laminates Holdings Ltd.	22,583	19,272
Kunlun Energy Co. Ltd.*	64,185	59,112
Lee & Man Paper Manufacturing Ltd.	32,906	21,407
Nine Dragons Paper Holdings Ltd.*	45,831	36,538
Shanghai Industrial Holdings Ltd.	11,291	23,534
Shenzhen International Holdings Ltd.	18,200	31,991
Shenzhen Investment Ltd.	56,503	20,829
Shimao Property Holdings Ltd.	20,492	58,683
Sino Biopharmaceutical Ltd.	145,458	146,765
SSY Group Ltd.	31,381	24,938
Sun Art Retail Group Ltd.	55,150	48,118
Towngas China Co. Ltd.*	19,443	14,657
Yuexiu Property Co. Ltd.	134,352	30,505

		4,365,682

Hungary — 0.3%
MOL Hungarian Oil & Gas PLC*	8,622	97,091
OTP Bank Nyrt	4,645	193,995
Richter Gedeon Nyrt	3,223	57,942

		349,028

India — 9.4%
Adani Ports & Special Economic Zone Ltd.	13,192	78,821
Ambuja Cements Ltd.	13,524	44,749
Ashok Leyland Ltd.	25,844	32,949
Asian Paints Ltd.	5,959	120,332
Aurobindo Pharma Ltd.	4,832	46,620
Avenue Supermarts Ltd., 144A*	2,466	46,817
Axis Bank Ltd.*	13,644	158,247
Axis Bank Ltd., GDR*	5,400	313,200
Bajaj Auto Ltd.	1,656	69,525
Bajaj Finance Ltd.	3,725	185,317
Bajaj Finserv Ltd.	844	99,161
Bharat Forge Ltd.	4,744	31,813
Bharat Petroleum Corp. Ltd.	13,846	81,328
Bharti Airtel Ltd.	46,066	230,557
Bharti Infratel Ltd.	6,782	26,178
Bosch Ltd.	142	36,111
Britannia Industries Ltd.	1,038	43,520
Cipla Ltd.	7,846	62,917
Coal India Ltd.	25,096	91,286
Container Corp. Of India Ltd.	4,085	31,069
Dabur India Ltd.	11,991	68,127
Divi’s Laboratories Ltd.	1,620	37,014
Dr. Reddy’s Laboratories Ltd., ADR (a)	2,665	101,563
Eicher Motors Ltd.	305	87,300
GAIL India Ltd.	15,568	80,642
Glenmark Pharmaceuticals Ltd.	3,124	24,446
Godrej Consumer Products Ltd.	6,972	68,833
Grasim Industries Ltd.	6,320	80,357
Havells India Ltd.	4,665	50,066
HCL Technologies Ltd.	11,083	173,748
Hero MotoCorp Ltd.	1,137	43,728
Hindalco Industries Ltd.	25,523	72,147

See Notes to Financial Statements.	53

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
India (Continued)
Hindustan Petroleum Corp. Ltd.	11,121	$51,742
Hindustan Unilever Ltd.	13,474	345,786
Housing Development Finance Corp. Ltd.	34,684	1,086,263
ICICI Bank Ltd., ADR	8,587	103,044
ICICI Bank Ltd.	35,398	215,208
ICICI Lombard General Insurance Co. Ltd., 144A	2,696	45,513
Indiabulls Housing Finance Ltd.	5,801	65,471
Indian Oil Corp. Ltd.	35,957	85,415
Infosys Ltd., ADR (a)	44,702	468,030
Infosys Ltd.	30,730	325,307
InterGlobe Aviation Ltd., 144A	1,791	43,079
ITC Ltd.	74,357	297,199
JSW Steel Ltd.	19,199	74,850
Larsen & Toubro Ltd.	10,411	232,679
LIC Housing Finance Ltd.	6,755	54,144
Lupin Ltd.	5,011	53,607
Mahindra & Mahindra Financial Services Ltd.	6,317	38,220
Mahindra & Mahindra Ltd.	16,303	151,366
Marico Ltd.	10,259	54,753
Maruti Suzuki India Ltd.	2,273	224,062
Motherson Sumi Systems Ltd.	21,490	35,569
Nestle India Ltd.	459	75,729
NTPC Ltd.	51,904	99,241
Oil & Natural Gas Corp. Ltd.	54,664	134,873
Page Industries Ltd.	135	38,272
Petronet LNG Ltd.	13,118	46,502
Pidilite Industries Ltd.	2,854	52,814
Piramal Enterprises Ltd.	1,493	47,622
Power Grid Corp. of India Ltd.	38,271	103,954
REC Ltd.	15,675	32,512
Reliance Industries Ltd., GDR, 144A	30,039	1,158,004
Shree Cement Ltd.	183	56,768
Shriram Transport Finance Co. Ltd.	3,320	55,466
State Bank of India*	36,884	186,560
Sun Pharmaceutical Industries Ltd.	18,215	107,121
Tata Consultancy Services Ltd.	19,206	605,341
Tata Motors Ltd., ADR*	6,503	81,353
Tata Power Co. Ltd.	25,164	24,842
Tata Steel Ltd.	8,415	58,961
Tech Mahindra Ltd.	10,589	115,529
Titan Co. Ltd.	6,421	113,856
UltraTech Cement Ltd.	1,993	136,127
United Spirits Ltd.*	5,204	41,372
UPL Ltd.	8,051	115,403
Vedanta Ltd.	38,952	89,735
Vodafone Idea Ltd.*	118,273	23,675
Wipro Ltd.	10,525	43,253
Wipro Ltd., ADR	13,733	60,700
Yes Bank Ltd.	33,944	71,988
Zee Entertainment Enterprises Ltd.	11,592	59,456

		10,606,824

Indonesia — 2.1%
PT Adaro Energy Tbk	338,877	30,748

	Number of Shares	Value
Indonesia (Continued)
PT Astra International Tbk	409,674	$213,843
PT Bank Central Asia Tbk	213,963	436,246
PT Bank Mandiri Persero Tbk	396,235	213,074
PT Bank Negara Indonesia Persero Tbk	151,599	89,223
PT Bank Rakyat Indonesia Persero Tbk	1,183,725	340,044
PT Bank Tabungan Negara Persero Tbk	47,894	8,288
PT Barito Pacific Tbk	109,000	25,202
PT Bukit Asam Tbk	5,942	1,274
PT Bumi Serpong Damai Tbk*	177,993	16,836
PT Charoen Pokphand Indonesia Tbk	170,609	58,573
PT Gudang Garam Tbk	9,640	54,355
PT Hanjaya Mandala Sampoerna Tbk	215,143	50,950
PT Indah Kiat Pulp & Paper Corp. Tbk	57,760	31,364
PT Indocement Tunggal Prakarsa Tbk	39,078	58,045
PT Indofood CBP Sukses Makmur Tbk	53,927	37,028
PT Indofood Sukses Makmur Tbk	101,503	46,938
PT Jasa Marga Persero Tbk	20,032	8,000
PT Kalbe Farma Tbk	487,690	48,009
PT Pabrik Kertas Tjiwi Kimia Tbk	33,369	23,847
PT Pakuwon Jati Tbk	501,047	24,750
PT Perusahaan Gas Negara Tbk	252,045	36,378
PT Semen Indonesia Persero Tbk*	61,134	49,473
PT Surya Citra Media Tbk	141,134	16,316
PT Telekomunikasi Indonesia Persero Tbk*	1,032,151	282,038
PT Unilever Indonesia Tbk	32,109	100,112
PT United Tractors Tbk	38,784	68,886

		2,369,840

Luxembourg — 0.1%
Reinet Investments SCA	2,973	47,148

Malaysia — 2.2%
AirAsia Group Bhd	35,170	24,255
Alliance Bank Malaysia Bhd	25,551	23,475
AMMB Holdings Bhd	35,946	38,000
Axiata Group Bhd	55,156	61,730
British American Tobacco Malaysia Bhd	3,242	23,210
CIMB Group Holdings Bhd	106,820	134,337
Dialog Group Bhd	78,936	62,538
DiGi.Com Bhd	71,160	84,397
Fraser & Neave Holdings Bhd	3,500	28,565
Gamuda Bhd	37,500	31,231
Genting Bhd	42,767	65,214
Genting Malaysia Bhd	50,934	38,166
Genting Plantations Bhd	3,400	8,406
HAP Seng Consolidated Bhd	14,051	33,195
Hartalega Holdings Bhd	30,102	37,354
Hong Leong Bank Bhd	13,041	59,129
Hong Leong Financial Group Bhd	3,100	14,041
IHH Healthcare Bhd	46,635	61,208
IJM Corp. Bhd	63,364	33,568
IOI Corp. Bhd	43,294	44,529
Kuala Lumpur Kepong Bhd	8,187	48,452
Malayan Banking Bhd	84,637	182,180
Malaysia Airports Holdings Bhd	18,000	31,528
Maxis Bhd	51,896	68,608
MISC Bhd	30,800	51,082

See Notes to Financial Statements.	54

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
Malaysia (Continued)
Nestle Malaysia Bhd	1,300	$45,603
Petronas Chemicals Group Bhd	50,424	100,114
Petronas Dagangan Bhd	5,404	33,220
Petronas Gas Bhd	14,135	59,569
PPB Group Bhd	14,062	63,020
Press Metal Aluminium Holdings Bhd	35,900	38,380
Public Bank Bhd	65,522	369,006
QL Resources Bhd	13,600	22,199
RHB Bank Bhd	16,153	22,473
RHB Bank Bhd*(b)	19,600	0
Sime Darby Bhd	53,423	29,577
Sime Darby Plantation Bhd	52,623	58,519
Sime Darby Property Bhd	58,423	14,778
SP Setia Bhd Group	24,040	12,564
Telekom Malaysia Bhd	8,545	7,361
Tenaga Nasional Bhd	64,405	195,190
Top Glove Corp. Bhd	25,200	30,369
Westports Holdings Bhd	25,307	23,432
YTL Corp. Bhd	58,598	15,941

		2,429,713

Mexico — 2.6%
Alfa SAB de CV, Class A	58,718	53,599
Alsea SAB de CV*	12,827	25,060
America Movil SAB de CV, Series L	709,873	499,478
Arca Continental SAB de CV	10,180	54,409
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	35,140	51,458
Cemex SAB de CV, Series CPO*	324,274	132,200
Coca-Cola Femsa SAB de CV	12,003	74,852
El Puerto de Liverpool SAB de CV, Class C1	4,441	24,862
Fibra Uno Administracion SA de CV REIT	65,943	84,621
Fomento Economico Mexicano SAB de CV	40,197	373,692
Gruma SAB de CV, Class B	5,003	47,713
Grupo Aeroportuario del Pacifico SAB de CV, Class B	7,139	69,861
Grupo Aeroportuario del Sureste SAB de CV, Class B	4,797	75,736
Grupo Bimbo SAB de CV, Series A	32,969	66,531
Grupo Carso SAB de CV, Series A1	10,453	38,471
Grupo Financiero Banorte SAB de CV, Class O	54,571	296,790
Grupo Financiero Inbursa SAB de CV, Class O	48,702	64,609
Grupo Mexico SAB de CV, Series B	72,260	180,330
Grupo Televisa SAB, Series CPO	53,990	100,549
Industrias Penoles SAB de CV	2,720	30,437
Infraestructura Energetica Nova SAB de CV	12,407	50,517
Kimberly-Clark de Mexico SAB de CV, Class A*(a)	35,231	63,546
Megacable Holdings SAB de CV, Series CPO	6,676	27,561
Mexichem SAB de CV	24,280	50,805

	Number of Shares	Value
Mexico (Continued)
Promotora y Operadora de Infraestructura SAB de CV	4,597	$44,756
Wal-Mart de Mexico SAB de CV	108,875	307,258

		2,889,701

Peru — 0.4%
Cia de Minas Buenaventura SAA, ADR	3,985	60,452
Credicorp Ltd.	1,466	328,091
Southern Copper Corp. (a)	1,959	66,077

		454,620

Philippines — 1.1%
Aboitiz Equity Ventures, Inc.	32,700	35,044
Aboitiz Power Corp.	17,846	12,488
Alliance Global Group, Inc.	99,876	29,870
Ayala Corp.	5,236	92,250
Ayala Land, Inc.	155,904	147,950
Bank of the Philippine Islands	20,624	31,947
BDO Unibank, Inc.	42,685	112,930
DMCI Holdings, Inc.	92,724	18,807
Globe Telecom, Inc.	674	28,040
GT Capital Holdings, Inc.	1,421	23,510
International Container Terminal Services, Inc.	19,762	51,526
JG Summit Holdings, Inc.	66,202	79,451
Jollibee Foods Corp.	10,073	55,617
Manila Electric Co.	5,270	38,898
Megaworld Corp.	233,600	26,423
Metro Pacific Investments Corp.	343,127	29,602
Metropolitan Bank & Trust Co.	35,484	48,810
PLDT, Inc.	1,976	51,142
Robinsons Land Corp.*	46,239	23,048
Security Bank Corp.	5,095	17,094
SM Investments Corp.	5,193	93,783
SM Prime Holdings, Inc.	215,591	164,501
Universal Robina Corp.	20,459	65,502

		1,278,233

Poland — 1.1%
Alior Bank SA*	2,065	28,448
Bank Millennium SA*	14,027	35,025
Bank Polska Kasa Opieki SA	3,370	93,423
CCC SA	643	26,289
CD Projekt SA	1,446	78,399
Cyfrowy Polsat SA*	5,425	36,943
Dino Polska SA, 144A*	744	24,148
Grupa Lotos SA	2,143	49,103
Jastrzebska Spolka Weglowa SA*	1,225	16,045
KGHM Polska Miedz SA*	2,870	71,138
LPP SA	29	55,500
mBank SA*	338	35,505
Orange Polska SA*	15,997	21,495
PGE Polska Grupa Energetyczna SA*	14,490	34,895
Polski Koncern Naftowy ORLEN SA	6,628	167,364
Polskie Gornictwo Naftowe i Gazownictwo SA	33,258	48,594
Powszechna Kasa Oszczednosci Bank Polski SA	19,179	196,659

See Notes to Financial Statements.	55

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
Poland (Continued)
Powszechny Zaklad Ubezpieczen SA	12,271	$132,645
Santander Bank Polska SA	747	71,178

		1,222,796

Qatar — 1.0%
Barwa Real Estate Co.	3,410	33,620
Commercial Bank QSC	4,610	58,808
Industries Qatar QSC	4,082	127,799
Masraf Al Rayan QSC	8,349	83,003
Mesaieed Petrochemical Holding Co.	9,064	65,293
Ooredoo QPSC	1,912	33,832
Qatar Electricity & Water Co. QSC	894	40,511
Qatar Fuel QSC	885	50,068
Qatar Insurance Co. SAQ	3,612	34,719
Qatar Islamic Bank SAQ	2,361	108,348
Qatar National Bank QPSC	9,734	502,572

		1,138,573

Romania — 0.1%
NEPI Rockcastle PLC	7,679	64,874

Russia — 3.8%
Alrosa PJSC	59,583	80,302
Gazprom PJSC, ADR	15,376	101,020
Gazprom PJSC	200,524	659,459
Inter RAO UES PJSC	724,130	44,440
LUKOIL PJSC, ADR	4,683	377,262
LUKOIL PJSC	3,994	321,718
Magnit PJSC, GDR	7,840	109,642
Magnitogorsk Iron & Steel Works PJSC	46,490	31,740
MMC Norilsk Nickel PJSC	1,327	278,319
Mobile TeleSystems PJSC, ADR	10,127	79,193
Moscow Exchange MICEX-RTS PJSC	25,750	33,366
Novatek PJSC, GDR	1,908	391,140
Novolipetsk Steel PJSC	23,206	61,139
PhosAgro PJSC, GDR	2,668	34,337
Polymetal International PLC	4,641	49,705
Polyus PJSC	617	48,775
Rosneft Oil Co. PJSC, GDR	24,682	164,481
Sberbank of Russia PJSC	228,745	815,709
Severstal PJSC, GDR	3,266	51,505
Severstal PJSC	880	13,944
Surgutneftegas PJSC, ADR	15,040	56,641
Tatneft PJSC	31,920	365,288
VTB Bank PJSC, GDR	12,299	14,193
VTB Bank PJSC	44,460,632	24,951
X5 Retail Group NV, GDR	2,629	77,275

		4,285,544

Saudi Arabia — 1.4%
Al Rajhi Bank	12,943	237,439
Alinma Bank	7,973	51,235
Almarai Co. JSC	2,673	36,349
Bank AlBilad*	4,162	26,368
Bank Al-Jazira	4,622	17,969
Banque Saudi Fransi	5,879	62,782
Bupa Arabia for Cooperative Insurance Co.	470	11,028

	Number of Shares	Value
Saudi Arabia (Continued)
Co. for Cooperative Insurance (The)*	669	$12,362
Dar Al Arkan Real Estate Development Co.*	5,887	15,854
Emaar Economic City*	4,555	10,992
Etihad Etisalat Co.*	3,997	23,426
Jarir Marketing Co.	651	28,988
National Commercial Bank	12,763	185,472
National Industrialization Co.*	3,723	16,141
Rabigh Refining & Petrochemical Co.*	2,323	11,756
Riyad Bank	12,813	90,537
Samba Financial Group	10,409	97,142
Saudi Airlines Catering Co.	510	11,341
Saudi Arabian Fertilizer Co.	1,716	36,330
Saudi Arabian Mining Co.*	4,293	54,659
Saudi Basic Industries Corp.	7,895	235,354
Saudi British Bank (The)	2,569	26,441
Saudi Cement Co.	778	13,131
Saudi Electricity Co.	9,364	40,199
Saudi Industrial Investment Group	2,116	13,541
Saudi Kayan Petrochemical Co.*	7,714	24,107
Saudi Telecom Co.	4,216	113,091
Savola Group (The)*	2,857	25,444
Yanbu National Petrochemical Co.	2,293	38,886

		1,568,364

Singapore — 0.0%
BOC Aviation Ltd., 144A	4,280	35,678

South Africa — 5.7%
Absa Group Ltd.	15,255	176,991
Anglo American Platinum Ltd.	1,028	51,715
AngloGold Ashanti Ltd.	8,423	112,575
Aspen Pharmacare Holdings Ltd.	8,146	54,772
Bid Corp. Ltd.	6,909	144,344
Bidvest Group Ltd.	6,267	89,103
Capitec Bank Holdings Ltd.	966	87,487
Clicks Group Ltd.	5,682	74,376
Discovery Ltd.	8,240	78,478
Exxaro Resources Ltd.	4,900	57,147
FirstRand Ltd.	71,061	326,370
Fortress REIT Ltd., Class A REIT	24,390	33,405
Foschini Group Ltd.	4,473	54,077
Gold Fields Ltd.	15,919	71,517
Growthpoint Properties Ltd. REIT	64,239	106,681
Investec Ltd.	6,248	36,756
Kumba Iron Ore Ltd.	1,356	41,150
Liberty Holdings Ltd.	3,077	22,998
Life Healthcare Group Holdings Ltd.	30,480	48,442
MMI Holdings Ltd.	21,845	28,119
Mr Price Group Ltd.	5,363	72,587
MTN Group Ltd. (a)	35,410	249,514
MultiChoice Group Ltd.*	9,532	79,763
Naspers Ltd., Class N	9,311	2,093,827
Nedbank Group Ltd.	8,088	145,510
Netcare Ltd.	23,664	30,217
Old Mutual Ltd.	105,592	152,521
Pick n Pay Stores Ltd. (a)	8,450	41,170
PSG Group Ltd.	3,357	56,014

See Notes to Financial Statements.	56

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
South Africa (Continued)
Rand Merchant Investment Holdings Ltd.	15,663	$35,399
Redefine Properties Ltd. REIT (a)	131,200	81,695
Remgro Ltd.	11,419	145,153
RMB Holdings Ltd.	16,303	92,191
Sanlam Ltd.	38,407	200,812
Sappi Ltd.	12,866	48,668
Sasol Ltd.	11,869	298,708
Shoprite Holdings Ltd.	9,631	113,724
SPAR Group Ltd. (a)	3,670	48,246
Standard Bank Group Ltd.	27,760	378,773
Telkom SA SOC Ltd. (a)	6,435	40,519
Tiger Brands Ltd.	3,811	57,556
Truworths International Ltd.	10,178	50,065
Vodacom Group Ltd.	12,454	101,573
Woolworths Holdings Ltd.	22,991	72,211

		6,382,919

South Korea — 11.3%
Amorepacific Corp.	698	104,914
AMOREPACIFIC Group	573	31,178
BGF retail Co. Ltd.	190	29,755
BNK Financial Group, Inc.	6,008	34,810
Celltrion Healthcare Co. Ltd.*	1,127	53,847
Celltrion Pharm, Inc.*	351	15,061
Celltrion, Inc.*	1,857	296,272
Cheil Worldwide, Inc.	1,630	36,134
CJ CheilJedang Corp.	164	38,628
CJ Corp.	326	27,785
CJ ENM Co. Ltd.	171	27,512
CJ Logistics Corp.*	255	34,153
Daelim Industrial Co. Ltd.	639	55,535
Daewoo Engineering & Construction Co. Ltd.*	3,304	13,331
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	847	21,195
DB Insurance Co. Ltd.	1,132	58,458
Doosan Bobcat, Inc.	829	23,459
E-MART, Inc.	428	51,752
Fila Korea Ltd.	982	64,318
GS Engineering & Construction Corp.	1,122	37,827
GS Holdings Corp.	1,143	48,085
GS Retail Co. Ltd.	682	19,471
Hana Financial Group, Inc.	6,441	196,329
Hankook Tire & Technology Co. Ltd.	1,681	49,404
Hanmi Pharm. Co. Ltd.	135	46,307
Hanmi Science Co. Ltd.	317	18,340
Hanon Systems	4,220	41,105
Hanwha Chemical Corp.	2,466	42,760
Hanwha Corp.	1,082	23,214
Hanwha Life Insurance Co. Ltd.	5,897	15,895
HDC Hyundai Development Co-Engineering & Construction, Class E	368	13,241
Helixmith Co. Ltd.*	275	44,983
HLB, Inc.*	632	37,254
Hotel Shilla Co. Ltd.	639	50,759
Hyundai Department Store Co. Ltd.	334	23,727

	Number of Shares	Value
South Korea (Continued)
Hyundai Engineering & Construction Co. Ltd.	1,810	$78,121
Hyundai Glovis Co. Ltd.	352	48,031
Hyundai Heavy Industries Co. Ltd.*	752	74,196
Hyundai Heavy Industries Holdings Co. Ltd.	206	54,661
Hyundai Marine & Fire Insurance Co. Ltd.	1,011	26,105
Hyundai Mobis Co. Ltd.	1,426	259,839
Hyundai Motor Co.	3,117	352,033
Hyundai Steel Co.	1,831	62,730
Industrial Bank of Korea	5,708	66,383
Kakao Corp.	1,064	111,234
Kangwon Land, Inc.	2,412	62,887
KB Financial Group, Inc.	8,467	311,407
KCC Corp.	132	28,597
Kia Motors Corp.	5,608	185,301
Korea Aerospace Industries Ltd.	1,532	42,645
Korea Electric Power Corp.*	5,265	114,947
Korea Gas Corp.	411	14,253
Korea Investment Holdings Co. Ltd.	876	53,256
Korea Zinc Co. Ltd.	184	67,519
Korean Air Lines Co. Ltd.	1,050	27,817
KT&G Corp.	2,490	211,176
Kumho Petrochemical Co. Ltd.	427	34,349
LG Chem Ltd.	978	273,469
LG Corp.	1,970	121,254
LG Display Co. Ltd.*	4,894	70,272
LG Electronics, Inc.	2,327	153,583
LG Household & Health Care Ltd.	202	216,774
LG Innotek Co. Ltd.	340	27,037
LG Uplus Corp.	2,545	29,812
Lotte Chemical Corp.	339	73,442
Lotte Corp.	345	12,225
Lotte Shopping Co. Ltd.	233	31,304
Medy-Tox, Inc.	97	36,506
Meritz Securities Co. Ltd.	5,968	23,553
Mirae Asset Daewoo Co. Ltd.	9,160	57,380
NAVER Corp.	2,976	278,633
NCSoft Corp.	330	132,177
Neoplux Co. Ltd.*	25	86
Netmarble Corp., 144A*	537	51,630
NH Investment & Securities Co. Ltd.	3,196	36,230
OCI Co. Ltd.	389	29,496
Orange Life Insurance Ltd., 144A	667	20,331
Orion Corp.	579	41,812
Ottogi Corp.	37	22,090
Pan Ocean Co. Ltd.*	5,310	19,329
Pearl Abyss Corp.*	131	21,747
POSCO	1,674	333,844
POSCO Chemical Co. Ltd.	547	24,987
Posco International Corp.	1,048	15,136
S-1 Corp.	380	30,632
Samsung Biologics Co. Ltd., 144A*	341	85,901
Samsung C&T Corp.	1,768	137,028
Samsung Card Co. Ltd.	697	21,538
Samsung Electro-Mechanics Co. Ltd.	1,159	92,650

See Notes to Financial Statements.	57

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
South Korea (Continued)
Samsung Electronics Co. Ltd.	101,154	$3,609,913
Samsung Engineering Co. Ltd.*	3,105	43,541
Samsung Fire & Marine Insurance Co. Ltd.	639	145,410
Samsung Heavy Industries Co. Ltd.*	9,185	60,544
Samsung Life Insurance Co. Ltd.	1,497	101,568
Samsung SDI Co. Ltd.	1,146	210,262
Samsung SDS Co. Ltd.	738	128,278
Samsung Securities Co. Ltd.	1,627	48,295
Shinhan Financial Group Co. Ltd.	9,520	355,331
Shinsegae Inc.	177	44,291
SillaJen, Inc.*	1,151	53,157
SK Holdings Co. Ltd.	740	143,849
SK Hynix, Inc.	11,577	634,796
SK Innovation Co. Ltd.	1,167	161,689
SK Telecom Co. Ltd.	438	92,131
S-Oil Corp.	937	65,698
Woongjin Coway Co. Ltd.	1,064	71,565
Woori Financial Group, Inc.	10,094	117,816
Yuhan Corp.	201	41,773

		12,666,080

Taiwan — 10.8%
Acer, Inc.*	66,463	40,051
Advantech Co. Ltd.	7,906	66,274
Airtac International Group	2,557	26,369
ASE Technology Holding Co. Ltd.*	68,899	130,333
Asia Cement Corp.	47,620	67,937
Asustek Computer, Inc.	15,454	106,082
AU Optronics Corp.	196,652	57,853
Catcher Technology Co. Ltd.	13,784	83,718
Cathay Financial Holding Co. Ltd.	160,532	207,187
Chailease Holding Co. Ltd.	23,512	86,648
Chang Hwa Commercial Bank Ltd.	111,133	70,134
Cheng Shin Rubber Industry Co. Ltd.	35,151	44,589
Chicony Electronics Co. Ltd.	13,713	32,490
China Airlines Ltd.	28,482	8,775
China Development Financial Holding Corp.	272,295	80,106
China Life Insurance Co. Ltd.	44,226	34,136
China Steel Corp.	247,392	190,166
Chunghwa Telecom Co. Ltd.	83,547	297,320
Compal Electronics, Inc.	95,433	59,320
CTBC Financial Holding Co. Ltd.	370,238	245,361
Delta Electronics, Inc.	41,339	186,344
E.Sun Financial Holding Co. Ltd.	213,593	185,131
Eclat Textile Co. Ltd.	4,028	52,305
Eva Airways Corp.	52,457	24,974
Evergreen Marine Corp. Taiwan Ltd.	54,165	20,732
Far Eastern New Century Corp.	72,920	75,659
Far EasTone Telecommunications Co. Ltd.	36,252	90,021
Feng TAY Enterprise Co. Ltd.	7,572	57,247
First Financial Holding Co. Ltd.	210,104	150,205
Formosa Chemicals & Fibre Corp.	73,515	249,992
Formosa Petrochemical Corp.	27,198	99,801
Formosa Plastics Corp.	93,786	327,825

	Number of Shares	Value
Taiwan (Continued)
Formosa Taffeta Co. Ltd.	18,915	$23,275
Foxconn Technology Co. Ltd.	14,870	28,929
Fubon Financial Holding Co. Ltd.	141,753	193,937
Giant Manufacturing Co. Ltd.	6,806	48,334
Globalwafers Co. Ltd.	4,396	42,413
Highwealth Construction Corp.	18,545	28,628
Hiwin Technologies Corp.	4,064	30,661
Hon Hai Precision Industry Co. Ltd.	264,559	618,455
Hotai Motor Co. Ltd.	6,192	99,111
Hua Nan Financial Holdings Co. Ltd.	170,355	112,896
Innolux Corp.	157,368	37,285
Inventec Corp.	44,076	33,183
Largan Precision Co. Ltd.	2,124	253,301
Lite-On Technology Corp.	48,019	68,506
MediaTek, Inc.	32,384	318,590
Mega Financial Holding Co. Ltd.	224,142	219,799
Micro-Star International Co. Ltd.	15,344	40,092
Nan Ya Plastics Corp.	108,214	268,716
Nanya Technology Corp.	27,757	54,087
Nien Made Enterprise Co. Ltd.	3,325	24,244
Novatek Microelectronics Corp.	13,124	69,538
Pegatron Corp.	38,386	62,535
Phison Electronics Corp.	3,333	30,154
Pou Chen Corp.	50,181	56,908
Powertech Technology, Inc.	15,931	37,443
President Chain Store Corp.	11,584	110,298
Quanta Computer, Inc.	52,110	97,091
Realtek Semiconductor Corp.	8,969	56,743
Ruentex Development Co. Ltd.	13,761	17,804
Ruentex Industries Ltd.	3,455	7,563
Shanghai Commercial & Savings Bank Ltd. (The)	66,000	121,300
Shin Kong Financial Holding Co. Ltd.	233,454	64,839
SinoPac Financial Holdings Co. Ltd.	243,102	94,203
Standard Foods Corp.	8,043	15,418
Synnex Technology International Corp.	32,196	38,956
TaiMed Biologics, Inc.*	4,327	19,026
Taishin Financial Holding Co. Ltd.	197,668	88,165
Taiwan Business Bank	78,907	32,324
Taiwan Cement Corp.	97,387	132,160
Taiwan Cooperative Financial Holding Co. Ltd.	185,476	120,570
Taiwan High Speed Rail Corp.	38,339	52,756
Taiwan Mobile Co. Ltd.	36,483	136,180
Taiwan Semiconductor Manufacturing Co. Ltd.	522,111	3,889,510
Tatung Co. Ltd.*	41,870	28,807
Uni-President Enterprises Corp.	101,975	262,256
United Microelectronics Corp.	248,162	101,267
Vanguard International Semiconductor Corp.	18,536	35,357
Walsin Technology Corp.	6,794	34,171
Win Semiconductors Corp.	7,512	41,466
Winbond Electronics Corp.	63,775	28,748
Wistron Corp.	60,594	43,127
WPG Holdings Ltd.	35,650	44,545
Yageo Corp.	5,540	45,740

See Notes to Financial Statements.	58

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
Taiwan (Continued)
Yuanta Financial Holding Co. Ltd.	211,552	$118,784
Zhen Ding Technology Holding Ltd.	10,570	30,962

		12,166,241

Thailand — 2.8%
Advanced Info Service PCL, NVDR	25,374	154,742
Airports of Thailand PCL, NVDR	94,700	190,762
Bangkok Bank PCL, NVDR	10,446	64,860
Bangkok Dusit Medical Services PCL, NVDR	196,900	158,652
Bangkok Expressway & Metro PCL, NVDR	141,900	50,667
Banpu PCL, NVDR	83,300	39,219
Berli Jucker PCL, NVDR	31,500	44,541
BTS Group Holdings PCL, NVDR	134,700	48,521
Bumrungrad Hospital PCL, NVDR	9,100	48,163
Central Pattana PCL, NVDR	45,500	102,437
Charoen Pokphand Foods PCL, NVDR	80,043	70,185
CP ALL PCL, NVDR	123,000	309,953
Electricity Generating PCL, NVDR	5,700	53,492
Energy Absolute PCL, NVDR	35,300	59,953
Gulf Energy Development PCL, NVDR	11,000	35,801
Home Product Center PCL, NVDR	119,300	63,707
Indorama Ventures PCL, NVDR	34,097	49,560
Intouch Holdings PCL, NVDR	41,300	75,364
IRPC PCL, NVDR	231,460	34,667
Kasikornbank PCL, NVDR	43,079	253,866
Krung Thai Bank PCL, NVDR	82,606	49,855
Land & Houses PCL, NVDR	133,300	44,647
Minor International PCL, NVDR	49,500	60,609
Muangthai Capital PCL, NVDR	11,900	20,211
PTT Exploration & Production PCL, NVDR	30,213	119,811
PTT Global Chemical PCL, NVDR	49,600	95,211
PTT PCL	84,000	122,759
PTT PCL, NVDR	159,680	233,358
Ratch Group PCL, NVDR	13,900	27,012
Robinson PCL, NVDR	12,600	21,698
Siam Cement PCL	8,258	117,944
Siam Cement PCL, NVDR	8,100	115,687
Siam Commercial Bank PCL, NVDR	20,298	83,058
Thai Oil PCL, NVDR	29,357	54,962
Thai Union Group PCL, NVDR	66,600	38,090
TMB Bank PCL, NVDR	303,700	18,137
Total Access Communication PCL, NVDR	14,200	21,986
True Corp. PCL, NVDR	230,200	35,788

		3,189,935

Turkey — 0.5%
Akbank T.A.S.*	60,533	62,138
Anadolu Efes Biracilik Ve Malt Sanayii AS	4,782	15,802
Arcelik AS*	5,461	16,330
Aselsan Elektronik Sanayi Ve Ticaret AS	6,494	20,378
BIM Birlesik Magazalar AS	4,901	67,052
Eregli Demir ve Celik Fabrikalari TAS	27,300	33,975
Ford Otomotiv Sanayi AS	1,623	15,337

	Number of Shares	Value
Turkey (Continued)
Haci Omer Sabanci Holding AS	12,033	$16,008
KOC Holding AS	17,583	48,987
TAV Havalimanlari Holding AS	1,948	8,507
Tupras Turkiye Petrol Rafinerileri AS	3,022	67,957
Turk Hava Yollari AO*	12,768	27,375
Turkcell Iletisim Hizmetleri AS	24,531	49,016
Turkiye Garanti Bankasi AS*	41,377	56,325
Turkiye Is Bankasi AS, Class C*	36,730	32,282
Turkiye Sise ve Cam Fabrikalari AS	18,192	16,238

		553,707

United Arab Emirates — 0.7%
Abu Dhabi Commercial Bank PJSC	60,486	147,880
Aldar Properties PJSC	71,407	35,383
DP World PLC	3,567	61,031
Dubai Islamic Bank PJSC	37,058	50,850
Emaar Development PJSC	18,289	19,519
Emaar Malls PJSC	48,681	25,712
Emaar Properties PJSC	80,009	97,370
Emirates Telecommunications Group Co. PJSC	37,308	165,565
First Abu Dhabi Bank PJSC	56,241	227,537

		830,847

United Kingdom — 0.1%
Mondi Ltd.	2,734	56,224

United States (c) — 0.0%
Nexteer Automotive Group Ltd.	19,082	23,367

TOTAL COMMON STOCKS (Cost $95,498,364)		106,590,548

PREFERRED STOCKS — 3.7%

Brazil — 2.8%
Banco Bradesco SA	85,470	805,920
Braskem SA, Class A*	3,912	42,650
Centrais Eletricas Brasileiras SA, Class B	5,124	46,579
Cia Brasileira de Distribuicao	3,587	79,721
Cia Energetica de Minas Gerais	19,854	74,681
Gerdau SA	21,344	75,444
Itau Unibanco Holding SA	102,592	915,078
Itausa — Investimentos Itau SA	96,341	304,200
Lojas Americanas SA	16,526	67,975
Petroleo Brasileiro SA	87,566	570,168
Telefonica Brasil SA	9,245	113,208

		3,095,624

Chile — 0.1%
Embotelladora Andina SA, Class B	5,911	19,659
Sociedad Quimica y Minera de Chile SA, Class B	2,629	79,300

		98,959

Colombia — 0.1%
Bancolombia SA	10,279	120,194
Grupo Aval Acciones y Valores SA	86,612	30,127
Grupo de Inversiones Suramericana SA	2,589	23,223

		173,544

See Notes to Financial Statements.	59

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
Russia — 0.1%
Surgutneftegas PJSC	147,536	$91,276
Transneft PJSC	10	24,669

		115,945

South Korea — 0.6%
Amorepacific Corp.	227	18,985
CJ Corp.*(b)	53	334
Hyundai Motor Co.	534	35,154
Hyundai Motor Co. — 2nd Preferred	831	59,801
LG Chem Ltd.	156	25,413
LG Household & Health Care Ltd.	38	23,261
Samsung Electronics Co. Ltd.	17,594	514,125

		677,073

TOTAL PREFERRED STOCKS (Cost $2,707,725)		4,161,145

RIGHTS — 0.0%

China — 0.0%
Zhengqi Financial Holding Corp.*, expires 12/31/49 (b) (Cost $0)	532	0

WARRANTS — 0.0%

Thailand — 0.0%
BTS Group Holdings PCL, NVDR*, expires 11/29/19	18,144	488

	Number of Shares	Value
Thailand (Continued)
Minor International PCL*, expires 9/30/21 (b)	2,475	$299

		787

TOTAL WARRANTS (Cost $0)		787

EXCHANGE-TRADED FUNDS — 0.0%
Global X MSCI Pakistan ETF (Cost $64,435)	6,500	49,270

SECURITIES LENDING COLLATERAL — 0.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 2.29% (d)(e) (Cost $751,459)	751,459	751,459

CASH EQUIVALENTS — 0.8%
DWS Government Money Market Series “Institutional Shares”, 2.35% (d) (Cost $879,859)	879,859	879,859

TOTAL INVESTMENTS — 100.1% (Cost $99,901,842)		$112,433,068
Other assets and liabilities, net — (0.1%)		(95,660)

NET ASSETS — 100.0%		$112,337,408

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2019 is as follows:

Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2019	Value ($) at 5/31/2019
SECURITIES LENDING COLLATERAL — 0.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.29% (d)(e)
993,218	—	(241,759	)(f)	—	—	20,685	—	751,459	751,459

CASH EQUIVALENTS — 0.8%
DWS Government Money Market Series “Institutional Shares”, 2.35% (d)
—	19,707,326	(18,827,467)		—	—	32,362	—	879,859	879,859

993,218	19,707,326	(19,069,226)		—	—	53,047	—	1,631,318	1,631,318

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2019 amounted to $2,434,082, which is 2.2% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Securities are listed in country of domicile and trade on exchanges within the MSCI EM US Dollar Hedged Index .
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,904,824.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2019.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
JSC	Joint Stock Company

See Notes to Financial Statements.	60

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2019

NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At May 31, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
MSCI Emerging Markets Index Futures	USD	30	$1,538,425	$1,500,300	6/21/2019	$(38,125)

As of May 31, 2019, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	6/5/2019	BRL	2,425,300	USD	612,279	$—	$(5,510)
Goldman Sachs & Co.	6/5/2019	BRL	752,000	USD	189,818	—	(1,737)
JP Morgan & Chase Co.	6/5/2019	BRL	2,566,800	USD	648,591	—	(5,242)
The Bank of Nova Scotia	6/5/2019	BRL	27,738,100	USD	7,002,272	—	(63,372)
Goldman Sachs & Co.	6/5/2019	CLP	757,841,100	USD	1,115,095	47,100	—
RBC Capital Markets	6/5/2019	CLP	56,356,800	USD	82,892	3,471	—
Goldman Sachs & Co.	6/5/2019	CNH	436,000	USD	64,666	1,788	—
Goldman Sachs & Co.	6/5/2019	CNH	6,335,200	USD	940,401	26,767	—
Goldman Sachs & Co.	6/5/2019	CZK	2,596,100	USD	113,541	1,284	—
JP Morgan & Chase Co.	6/5/2019	CZK	2,685,000	USD	117,437	1,336	—
JP Morgan & Chase Co.	6/5/2019	EUR	246,000	USD	276,472	1,531	—
JP Morgan & Chase Co.	6/5/2019	HKD	34,234,500	USD	4,365,711	—	(1,361)
RBC Capital Markets	6/5/2019	HKD	108,909,300	USD	13,887,950	—	(4,902)
The Bank of New York Mellon	6/5/2019	HKD	10,079,000	USD	1,285,321	—	(391)
The Bank of New York Mellon	6/5/2019	HKD	74,010,500	USD	9,437,912	—	(3,126)
JP Morgan & Chase Co.	6/5/2019	HUF	65,802,500	USD	228,245	1,973	—
RBC Capital Markets	6/5/2019	HUF	44,286,400	USD	153,610	1,324	—
Goldman Sachs & Co.	6/5/2019	KRW	13,853,767,600	USD	11,910,048	274,823	—
JP Morgan & Chase Co.	6/5/2019	KRW	711,059,000	USD	609,875	12,685	—
JP Morgan & Chase Co.	6/5/2019	KRW	1,704,885,400	USD	1,461,514	29,649	—
RBC Capital Markets	6/5/2019	KRW	2,010,718,000	USD	1,721,505	32,784	—
JP Morgan & Chase Co.	6/5/2019	MXN	3,631,400	USD	189,875	4,756	—
RBC Capital Markets	6/5/2019	MXN	1,876,000	USD	98,091	2,457	—
RBC Capital Markets	6/5/2019	MXN	15,259,500	USD	797,888	19,997	—
The Bank of New York Mellon	6/5/2019	MXN	43,384,800	USD	2,268,380	56,731	—
JP Morgan & Chase Co.	6/5/2019	PLN	1,054,200	USD	275,692	598	—
The Bank of Nova Scotia	6/5/2019	PLN	4,209,100	USD	1,100,441	2,078	—
Goldman Sachs & Co.	6/5/2019	RUB	40,795,000	USD	628,922	5,666	—
Goldman Sachs & Co.	6/5/2019	RUB	9,910,000	USD	152,780	1,378	—
JP Morgan & Chase Co.	6/5/2019	RUB	252,915,200	USD	3,899,110	35,139	—
Goldman Sachs & Co.	6/5/2019	THB	73,948,600	USD	2,311,977	—	(24,945)
The Bank of Nova Scotia	6/5/2019	THB	16,275,000	USD	509,074	—	(5,248)
Goldman Sachs & Co.	6/5/2019	TWD	50,927,100	USD	1,648,393	36,962	—
JP Morgan & Chase Co.	6/5/2019	TWD	24,940,000	USD	806,806	17,657	—
JP Morgan & Chase Co.	6/5/2019	TWD	122,494,400	USD	3,960,119	84,162	—
RBC Capital Markets	6/5/2019	TWD	18,096,200	USD	584,786	12,188	—
The Bank of Nova Scotia	6/5/2019	TWD	215,547,200	USD	6,974,283	153,958	—
Goldman Sachs & Co.	6/5/2019	USD	811,509	BRL	3,177,300	—	(2,164)
JP Morgan & Chase Co.	6/5/2019	USD	654,078	BRL	2,566,800	—	(245)
The Bank of Nova Scotia	6/5/2019	USD	7,086,169	BRL	27,738,100	—	(20,525)
Goldman Sachs & Co.	6/5/2019	USD	1,071,994	CLP	757,841,100	—	(3,999)
RBC Capital Markets	6/5/2019	USD	79,710	CLP	56,356,800	—	(288)
Goldman Sachs & Co.	6/5/2019	USD	976,655	CNH	6,771,200	—	(143)
Goldman Sachs & Co.	6/5/2019	USD	111,992	CZK	2,596,100	265	—
JP Morgan & Chase Co.	6/5/2019	USD	115,827	CZK	2,685,000	274	—

See Notes to Financial Statements.	61

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2019

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
JP Morgan & Chase Co.	6/5/2019	USD	274,152	EUR	246,000	$788	$—
JP Morgan & Chase Co.	6/5/2019	USD	4,366,421	HKD	34,234,500	652	—
RBC Capital Markets	6/5/2019	USD	13,890,518	HKD	108,909,300	2,333	—
The Bank of New York Mellon	6/5/2019	USD	247,975	HKD	1,944,000	8	—
The Bank of New York Mellon	6/5/2019	USD	10,477,275	HKD	82,145,500	1,493	—
JP Morgan & Chase Co.	6/5/2019	USD	225,713	HUF	65,802,500	559	—
RBC Capital Markets	6/5/2019	USD	151,910	HUF	44,286,400	375	—
Goldman Sachs & Co.	6/5/2019	USD	131,041	KRW	152,772,000	—	(2,734)
Goldman Sachs & Co.	6/5/2019	USD	11,503,775	KRW	13,700,995,600	3,143	—
JP Morgan & Chase Co.	6/5/2019	USD	2,029,745	KRW	2,415,944,400	—	(690)
RBC Capital Markets	6/5/2019	USD	1,688,260	KRW	2,010,718,000	461	—
JP Morgan & Chase Co.	6/5/2019	USD	185,134	MXN	3,631,400	—	(15)
RBC Capital Markets	6/5/2019	USD	873,601	MXN	17,135,500	—	(76)
The Bank of New York Mellon	6/5/2019	USD	2,211,863	MXN	43,384,800	—	(215)
JP Morgan & Chase Co.	6/5/2019	USD	274,427	PLN	1,054,200	666	—
The Bank of Nova Scotia	6/5/2019	USD	1,095,712	PLN	4,209,100	2,652	—
Goldman Sachs & Co.	6/5/2019	USD	778,130	RUB	50,705,000	—	(3,473)
JP Morgan & Chase Co.	6/5/2019	USD	3,881,232	RUB	252,915,200	—	(17,261)
Goldman Sachs & Co.	6/5/2019	USD	2,341,257	THB	73,948,600	—	(4,334)
The Bank of Nova Scotia	6/5/2019	USD	514,288	THB	16,275,000	34	—
Goldman Sachs & Co.	6/5/2019	USD	1,611,617	TWD	50,927,100	—	(186)
JP Morgan & Chase Co.	6/5/2019	USD	4,665,646	TWD	147,434,400	—	(539)
RBC Capital Markets	6/5/2019	USD	572,846	TWD	18,096,200	—	(247)
The Bank of Nova Scotia	6/5/2019	USD	6,818,525	TWD	215,547,200	1,801	—
JP Morgan & Chase Co.	6/5/2019	USD	5,823,268	ZAR	84,783,000	—	(6,460)
RBC Capital Markets	6/5/2019	USD	1,607,203	ZAR	23,399,700	—	(1,792)
JP Morgan & Chase Co.	6/5/2019	ZAR	84,783,000	USD	5,890,764	73,956	—
RBC Capital Markets	6/5/2019	ZAR	8,947,000	USD	621,613	7,776	—
RBC Capital Markets	6/5/2019	ZAR	14,452,700	USD	1,004,149	12,576	—
Goldman Sachs & Co.	6/6/2019	COP	1,606,739,700	USD	495,731	20,267	—
Goldman Sachs & Co.	6/6/2019	INR	139,013,200	USD	1,982,222	—	(11,153)
JP Morgan & Chase Co.	6/6/2019	INR	603,700,800	USD	8,620,603	—	(36,142)
JP Morgan & Chase Co.	6/6/2019	INR	21,163,000	USD	302,039	—	(1,427)
Goldman Sachs & Co.	6/6/2019	PHP	32,280,500	USD	618,519	—	(56)
JP Morgan & Chase Co.	6/6/2019	PHP	5,291,800	USD	101,342	—	(62)
RBC Capital Markets	6/6/2019	PHP	29,959,400	USD	573,166	—	(931)
Goldman Sachs & Co.	6/6/2019	USD	476,615	COP	1,606,739,700	—	(1,151)
Goldman Sachs & Co.	6/6/2019	USD	1,991,593	INR	139,013,200	1,781	—
JP Morgan & Chase Co.	6/6/2019	USD	8,953,743	INR	624,863,800	6,468	—
Goldman Sachs & Co.	6/6/2019	USD	618,164	PHP	32,280,500	412	—
JP Morgan & Chase Co.	6/6/2019	USD	101,434	PHP	5,291,800	—	(30)
RBC Capital Markets	6/6/2019	USD	574,485	PHP	29,959,400	—	(388)
Goldman Sachs & Co.	6/10/2019	TRY	213,900	USD	35,002	—	(1,500)
JP Morgan & Chase Co.	6/10/2019	TRY	2,545,400	USD	416,090	—	(18,284)
RBC Capital Markets	6/10/2019	TRY	884,100	USD	144,513	—	(6,359)
Goldman Sachs & Co.	6/10/2019	USD	36,654	TRY	213,900	—	(152)
JP Morgan & Chase Co.	6/10/2019	USD	434,423	TRY	2,545,400	—	(49)
RBC Capital Markets	6/10/2019	USD	150,906	TRY	884,100	—	(34)
Goldman Sachs & Co.	6/12/2019	AED	2,571,700	USD	700,087	—	(63)
The Bank of Nova Scotia	6/12/2019	AED	292,500	USD	79,623	—	(10)
Goldman Sachs & Co.	6/12/2019	EGP	2,922,600	USD	168,014	—	(6,109)
Goldman Sachs & Co.	6/12/2019	IDR	21,836,840,200	USD	1,523,323	—	(4,229)
JP Morgan & Chase Co.	6/12/2019	IDR	13,809,457,700	USD	961,996	—	(4,017)
RBC Capital Markets	6/12/2019	IDR	1,516,118,300	USD	105,727	—	(331)
Goldman Sachs & Co.	6/12/2019	MYR	6,158,200	USD	1,485,479	16,197	—
RBC Capital Markets	6/12/2019	MYR	4,769,500	USD	1,151,497	13,544	—
Goldman Sachs & Co.	6/12/2019	QAR	4,060,200	USD	1,109,769	—	(5,410)
Goldman Sachs & Co.	6/12/2019	USD	700,163	AED	2,571,700	—	(14)

See Notes to Financial Statements.	62

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2019

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
The Bank of Nova Scotia	6/12/2019	USD	79,633	AED	292,500	$1	$—
Goldman Sachs & Co.	6/12/2019	USD	173,964	EGP	2,922,600	158	—
Goldman Sachs & Co.	6/12/2019	USD	1,527,052	IDR	21,836,840,200	501	—
JP Morgan & Chase Co.	6/12/2019	USD	966,440	IDR	13,809,457,700	—	(427)
RBC Capital Markets	6/12/2019	USD	105,948	IDR	1,516,118,300	109	—
Goldman Sachs & Co.	6/12/2019	USD	1,469,737	MYR	6,158,200	—	(456)
RBC Capital Markets	6/12/2019	USD	1,139,393	MYR	4,769,500	—	(1,441)
Goldman Sachs & Co.	6/12/2019	USD	1,110,558	QAR	4,060,200	4,621	—
Goldman Sachs & Co.	7/3/2019	AED	2,571,700	USD	700,106	—	(17)
The Bank of Nova Scotia	7/3/2019	AED	292,500	USD	79,628	—	(3)
Goldman Sachs & Co.	7/3/2019	BRL	3,177,300	USD	809,627	2,356	—
Goldman Sachs & Co.	7/3/2019	BRL	710,000	USD	180,698	305	—
JP Morgan & Chase Co.	7/3/2019	BRL	2,566,800	USD	652,482	324	—
The Bank of Nova Scotia	7/3/2019	BRL	27,738,100	USD	7,066,312	18,767	—
Goldman Sachs & Co.	7/3/2019	CLP	757,841,100	USD	1,071,206	3,682	—
RBC Capital Markets	7/3/2019	CLP	56,356,800	USD	79,668	282	—
Goldman Sachs & Co.	7/3/2019	CNH	6,291,000	USD	907,012	—	(25)
Goldman Sachs & Co.	7/3/2019	CNH	6,771,200	USD	976,430	158	—
Goldman Sachs & Co.	7/3/2019	CZK	2,596,100	USD	112,058	—	(277)
JP Morgan & Chase Co.	7/3/2019	CZK	2,685,000	USD	115,904	—	(277)
JP Morgan & Chase Co.	7/3/2019	EUR	246,000	USD	274,802	—	(812)
JP Morgan & Chase Co.	7/3/2019	HKD	34,234,500	USD	4,366,961	—	(1,195)
RBC Capital Markets	7/3/2019	HKD	108,909,300	USD	13,892,999	—	(3,297)
The Bank of New York Mellon	7/3/2019	HKD	82,145,500	USD	10,479,213	—	(2,153)
JP Morgan & Chase Co.	7/3/2019	HUF	65,802,500	USD	226,137	—	(599)
RBC Capital Markets	7/3/2019	HUF	44,286,400	USD	152,202	—	(396)
Goldman Sachs & Co.	7/3/2019	IDR	21,836,840,200	USD	1,518,029	—	(5,309)
JP Morgan & Chase Co.	7/3/2019	IDR	13,809,457,700	USD	961,728	—	(1,619)
RBC Capital Markets	7/3/2019	IDR	1,516,118,300	USD	105,432	—	(332)
Goldman Sachs & Co.	7/3/2019	INR	139,013,200	USD	1,984,769	—	(2,641)
JP Morgan & Chase Co.	7/3/2019	INR	624,863,800	USD	8,921,273	—	(12,125)
Goldman Sachs & Co.	7/3/2019	KRW	13,700,995,600	USD	11,510,540	—	(8,572)
JP Morgan & Chase Co.	7/3/2019	KRW	2,415,944,400	USD	2,031,571	366	—
RBC Capital Markets	7/3/2019	KRW	2,010,718,000	USD	1,689,651	—	(861)
JP Morgan & Chase Co.	7/3/2019	MXN	3,631,400	USD	184,211	21	—
RBC Capital Markets	7/3/2019	MXN	17,135,500	USD	869,370	232	—
The Bank of New York Mellon	7/3/2019	MXN	43,384,800	USD	2,200,721	179	—
Goldman Sachs & Co.	7/3/2019	MYR	6,158,200	USD	1,467,286	—	(1,507)
RBC Capital Markets	7/3/2019	MYR	4,769,500	USD	1,137,762	189	—
Goldman Sachs & Co.	7/3/2019	PHP	32,280,500	USD	616,511	—	(774)
JP Morgan & Chase Co.	7/3/2019	PHP	5,291,800	USD	101,216	24	—
RBC Capital Markets	7/3/2019	PHP	29,959,400	USD	572,837	—	(62)
JP Morgan & Chase Co.	7/3/2019	PLN	1,054,200	USD	274,616	—	(696)
The Bank of Nova Scotia	7/3/2019	PLN	4,209,100	USD	1,096,342	—	(2,895)
Goldman Sachs & Co.	7/3/2019	QAR	4,060,200	USD	1,110,528	—	(4,838)
Goldman Sachs & Co.	7/3/2019	RUB	50,705,000	USD	774,847	3,422	—
JP Morgan & Chase Co.	7/3/2019	RUB	252,915,200	USD	3,865,034	17,187	—
Goldman Sachs & Co.	7/3/2019	THB	13,862,000	USD	438,209	—	(160)
Goldman Sachs & Co.	7/3/2019	THB	73,948,600	USD	2,341,628	3,091	—
The Bank of Nova Scotia	7/3/2019	THB	16,275,000	USD	514,299	—	(378)
Goldman Sachs & Co.	7/3/2019	TRY	213,900	USD	36,036	35	—
JP Morgan & Chase Co.	7/3/2019	TRY	2,545,400	USD	428,364	—	(46)
RBC Capital Markets	7/3/2019	TRY	884,100	USD	148,784	—	(17)
Goldman Sachs & Co.	7/3/2019	TWD	50,927,100	USD	1,608,563	—	(5,440)
JP Morgan & Chase Co.	7/3/2019	TWD	147,434,400	USD	4,663,137	—	(9,416)
RBC Capital Markets	7/3/2019	TWD	18,096,200	USD	572,538	—	(975)
The Bank of Nova Scotia	7/3/2019	TWD	215,547,200	USD	6,813,567	—	(17,645)
RBC Capital Markets	7/3/2019	USD	101,302	CLP	71,716,000	—	(280)

See Notes to Financial Statements.	63

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2019

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
RBC Capital Markets	7/3/2019	USD	3,312,600	HKD	25,965,000	$408	$—
JP Morgan & Chase Co.	7/3/2019	USD	208,781	IDR	2,999,981,000	497	—
JP Morgan & Chase Co.	7/3/2019	USD	1,504,277	KRW	1,788,660,000	—	(461)
RBC Capital Markets	7/3/2019	USD	246,061	MXN	4,850,000	—	(61)
Goldman Sachs & Co.	7/3/2019	USD	91,774	MYR	384,000	—	(186)
The Bank of Nova Scotia	7/3/2019	USD	120,122	PLN	461,000	271	—
Goldman Sachs & Co.	7/3/2019	USD	124,092	RUB	8,119,000	—	(570)
JP Morgan & Chase Co.	7/3/2019	USD	1,323,101	TWD	41,810,000	1,959	—
RBC Capital Markets	7/3/2019	USD	715,029	ZAR	10,446,000	—	(895)
JP Morgan & Chase Co.	7/3/2019	ZAR	84,783,000	USD	5,802,778	6,645	—
RBC Capital Markets	7/3/2019	ZAR	23,399,700	USD	1,601,593	1,889	—
Goldman Sachs & Co.	7/5/2019	COP	1,606,739,700	USD	475,804	1,183	—
Goldman Sachs & Co.	7/8/2019	EGP	2,922,600	USD	172,833	—	(184)

Total unrealized appreciation (depreciation)						$1,107,585	$(369,441)

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

AED	Arab Emirates Dirham
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee

KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

See Notes to Financial Statements.	64

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2019

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$106,517,228	$—	$73,320	$106,590,548
Preferred Stocks (g)	4,160,811	—	334	4,161,145
Rights	—	—	0	0
Warrants	488	—	299	787
Exchange-Traded Funds	49,270	—	—	49,270
Short-Term Investments	1,631,318	—	—	1,631,318
Derivatives (h)
Forward Foreign Currency Contracts	—	1,107,585	—	1,107,585

TOTAL	$112,359,115	$1,107,585	$73,953	$113,540,653

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Forward Foreign Currency Contracts	$—	$(369,441)	$—	$(369,441)
Futures Contracts	(38,125)	—	—	(38,125)

TOTAL	$(38,125)	$(369,441)	$—	$(407,566)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the year ended May 31, 2019, the amount of transfers from Level 3 to Level 1 was $70,470. The investment was transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs.

See Notes to Financial Statements.	65

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF

May 31, 2019

	Number of Shares	Value
COMMON STOCKS — 97.2%

Australia — 0.6%
BHP Group PLC	212,177	$4,787,113

Austria — 0.4%
ANDRITZ AG	7,068	254,253
Erste Group Bank AG*	30,663	1,087,607
OMV AG	14,547	684,016
Raiffeisen Bank International AG	15,366	357,401
Verbund AG	6,364	318,509
voestalpine AG	11,504	300,346

		3,002,132

Belgium — 1.5%
Ageas	17,708	864,104
Anheuser-Busch InBev SA/NV	76,644	6,217,109
Colruyt SA	5,581	414,742
Groupe Bruxelles Lambert SA	7,875	734,248
KBC Group NV	24,858	1,634,558
Proximus SADP	14,765	428,040
Solvay SA	7,328	688,323
Telenet Group Holding NV	4,920	265,147
UCB SA	12,481	954,832
Umicore SA	19,697	587,524

		12,788,627

Chile — 0.0%
Antofagasta PLC	38,283	378,871

Denmark — 2.7%
A.P. Moller — Maersk A/S, Class A	375	382,871
A.P. Moller — Maersk A/S, Class B	647	694,939
Carlsberg A/S, Class B	10,564	1,391,634
Chr Hansen Holding A/S	10,421	1,087,824
Coloplast A/S, Class B	11,748	1,252,356
Danske Bank A/S	66,359	1,091,970
Demant A/S*	11,213	375,573
DSV A/S	17,653	1,577,618
Genmab A/S*	6,068	1,041,637
H Lundbeck A/S	7,322	293,988
ISS A/S	16,174	455,239
Novo Nordisk A/S, Class B	170,074	8,006,685
Novozymes A/S, Class B	21,623	1,017,637
Orsted A/S, 144A	19,151	1,526,419
Pandora A/S	10,296	382,440
Tryg A/S	11,423	357,828
Vestas Wind Systems A/S	19,316	1,583,492

		22,520,150

Finland — 1.8%
Elisa OYJ	14,340	639,519
Fortum OYJ	43,132	921,782
Kone OYJ, Class B	33,469	1,825,011
Metso OYJ	10,651	344,471
Neste OYJ	42,855	1,448,720
Nokia OYJ (a)	564,189	2,823,687
Nokian Renkaat OYJ	12,273	350,861
Nordea Bank Abp	308,378	2,177,669
Orion OYJ, Class B	10,322	337,636
Sampo OYJ, Class A	45,440	1,967,596

	Number of Shares	Value
Finland (Continued)
Stora Enso OYJ, Class R	57,452	$607,298
UPM-Kymmene OYJ	54,931	1,375,837
Wartsila OYJ Abp	43,096	629,977

		15,450,064

France — 17.1%
Accor SA	17,998	664,321
Aeroports de Paris	2,927	500,951
Air Liquide SA	43,300	5,393,574
Airbus SE	58,518	7,508,828
Alstom SA	15,323	699,791
Amundi SA, 144A	5,973	387,688
Arkema SA	6,591	553,122
Atos SE	9,543	727,295
AXA SA	195,523	4,822,928
BioMerieux (a)	4,033	329,577
BNP Paribas SA (a)	113,318	5,174,526
Bollore SA (a)	86,727	391,620
Bouygues SA	22,021	770,746
Bureau Veritas SA	28,383	669,361
Capgemini SE (a)	16,118	1,802,433
Carrefour SA (a)	60,849	1,144,747
Casino Guichard Perrachon SA (a)	5,578	212,307
Cie de Saint-Gobain	50,240	1,819,322
Cie Generale des Etablissements Michelin	16,877	1,941,044
CNP Assurances	17,272	370,281
Covivio REIT	4,509	472,998
Credit Agricole SA (a)	116,839	1,335,295
Danone SA (a)	62,084	4,952,127
Dassault Aviation SA	241	300,735
Dassault Systemes SE	13,242	1,965,301
Edenred	23,830	1,088,833
Eiffage SA	7,739	739,897
Electricite de France SA	62,839	881,724
Engie SA (a)	184,334	2,563,827
EssilorLuxottica SA	28,310	3,262,293
Eurazeo SE	4,611	322,723
Eutelsat Communications SA	17,877	315,049
Faurecia SA	7,501	277,120
Gecina SA REIT	4,524	646,914
Getlink SE	44,965	693,717
Hermes International	3,122	2,074,520
ICADE REIT	3,193	271,276
Iliad SA	2,721	314,465
Imerys SA	3,194	138,589
Ingenico Group SA*	6,119	489,312
Ipsen SA	3,839	458,469
JCDecaux SA	6,696	187,012
Kering	7,578	3,944,644
Klepierre SA REIT	19,809	674,293
Legrand SA	26,350	1,770,345
L’Oreal SA	25,367	6,812,672
LVMH Moet Hennessy Louis Vuitton SE	27,935	10,566,947
Natixis SA (a)	95,532	438,530
Orange SA	199,885	3,135,171
Pernod Ricard SA	21,398	3,772,194

See Notes to Financial Statements.	66

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
France (Continued)
Peugeot SA	58,082	$1,295,787
Publicis Groupe SA	21,120	1,153,763
Remy Cointreau SA (a)	2,232	306,700
Renault SA	18,993	1,144,082
Safran SA	32,950	4,332,572
Sanofi	112,648	9,091,072
Sartorius Stedim Biotech	2,855	395,815
Schneider Electric SE	55,548	4,393,550
SCOR SE	16,110	662,844
SEB SA	2,381	389,150
Societe BIC SA*(a)	2,602	203,188
Societe Generale SA (a)	75,795	1,901,797
Sodexo SA	8,626	992,569
Suez (a)	33,758	451,613
Teleperformance	5,711	1,097,374
Thales SA	10,845	1,194,109
TOTAL SA	239,024	12,454,146
Ubisoft Entertainment SA*	8,232	674,650
Unibail-Rodamco-Westfield REIT	14,017	2,119,470
Valeo SA (a)	23,735	627,892
Veolia Environnement SA (a)	53,072	1,227,890
Vinci SA (a)	51,468	5,086,255
Vivendi SA	92,235	2,486,377
Wendel SA	2,598	330,870
Worldline SA, 144A*	8,112	488,462

		145,253,451

Germany — 12.7%
1&1 Drillisch AG	5,410	165,359
adidas AG	18,121	5,186,509
Allianz SE	42,782	9,504,350
Axel Springer SE	4,792	297,382
BASF SE	92,617	6,110,800
Bayer AG	93,599	5,523,107
Bayerische Motoren Werke AG	33,781	2,340,551
Beiersdorf AG	10,242	1,179,089
Brenntag AG	14,997	696,631
Carl Zeiss Meditec AG	3,978	374,411
Commerzbank AG	102,965	724,906
Continental AG	11,215	1,526,021
Covestro AG, 144A	17,165	752,274
Daimler AG	91,870	4,765,770
Delivery Hero SE, 144A*	11,108	478,381
Deutsche Bank AG (b)	193,910	1,318,613
Deutsche Boerse AG	18,780	2,596,299
Deutsche Lufthansa AG	22,754	433,407
Deutsche Post AG	99,871	2,943,256
Deutsche Telekom AG	336,144	5,674,188
Deutsche Wohnen SE	35,256	1,664,078
E.ON SE	222,530	2,324,168
Evonik Industries AG	18,418	483,942
Fraport AG Frankfurt Airport Services Worldwide	3,862	304,169
Fresenius Medical Care AG & Co. KGaA	21,279	1,551,834
Fresenius SE & Co. KGaA	41,999	2,130,612
GEA Group AG	15,491	423,648
Hannover Rueck SE	5,853	877,496

	Number of Shares	Value
Germany (Continued)
HeidelbergCement AG	14,695	$1,092,690
Henkel AG & Co. KGaA	10,258	889,280
HOCHTIEF AG	2,691	320,468
HUGO BOSS AG	5,985	348,350
Infineon Technologies AG	114,301	2,053,799
Innogy SE	11,482	476,530
Innogy SE, 144A	1,709	77,476
KION Group AG	6,745	368,020
Knorr-Bremse AG*	4,774	525,597
LANXESS AG	8,186	410,338
Merck KGaA	13,050	1,260,491
METRO AG	18,476	291,239
MTU Aero Engines AG	5,274	1,140,668
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	15,193	3,667,855
Puma SE	813	472,743
RWE AG	55,267	1,380,548
SAP SE	98,746	12,180,949
Siemens AG	76,852	8,709,201
Siemens Healthineers AG, 144A	14,458	562,892
Symrise AG	12,711	1,190,826
Telefonica Deutschland Holding AG	88,453	248,126
thyssenkrupp AG	39,960	506,012
TUI AG	42,595	393,112
Uniper SE	20,747	581,991
United Internet AG	12,152	435,101
Volkswagen AG	3,214	510,216
Vonovia SE	49,535	2,598,688
Wirecard AG	11,814	1,849,051
Zalando SE, 144A*	12,376	491,373

		107,384,881

Ireland — 1.0%
AerCap Holdings NV*	12,852	576,027
AIB Group PLC	80,932	332,903
Bank of Ireland Group PLC	91,951	493,279
CRH PLC	81,409	2,545,594
DCC PLC	10,018	842,243
Flutter Entertainment PLC	7,802	555,213
Kerry Group PLC, Class A	16,298	1,884,467
Kingspan Group PLC	15,145	789,456
Smurfit Kappa Group PLC	21,874	606,029

		8,625,211

Isle of Man — 0.1%
GVC Holdings PLC	57,464	435,459

Italy — 3.1%
Assicurazioni Generali SpA	108,208	1,899,712
Atlantia SpA	50,096	1,256,975
Davide Campari-Milano SpA	60,113	587,276
Enel SpA	821,712	5,113,152
Eni SpA	257,527	3,906,937
Ferrari NV	12,070	1,720,568
FinecoBank Banca Fineco SpA	51,112	529,660
Intesa Sanpaolo SpA	1,505,917	3,085,083
Leonardo SpA	39,175	435,108
Mediobanca SpA	60,288	557,128

See Notes to Financial Statements.	67

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
Italy (Continued)
Moncler SpA	17,780	$655,480
Pirelli & C SpA, 144A	36,410	207,690
Poste Italiane SpA, 144A	52,640	511,622
Prysmian SpA*	24,243	404,353
Recordati SpA	10,796	446,250
Snam SpA	205,564	1,034,331
Telecom Italia SpA*	900,868	442,619
Telecom Italia SpA-RSP	595,304	278,322
Terna Rete Elettrica Nazionale SpA	138,952	848,493
UniCredit SpA	202,761	2,307,742

		26,228,501

Luxembourg — 0.5%
ArcelorMittal	68,192	1,010,162
Aroundtown SA	78,019	662,586
Eurofins Scientific SE (a)	1,240	564,083
Millicom International Cellular SA SDR	6,722	377,326
RTL Group SA	4,655	222,992
SES SA	35,584	537,459
Tenaris SA	46,642	549,722

		3,924,330

Mexico — 0.0%
Fresnillo PLC	22,223	215,774

Netherlands — 7.5%
ABN AMRO Group NV, 144A	41,771	883,830
Adyen NV, 144A*	1,026	826,183
Aegon NV	177,698	813,123
Akzo Nobel NV	22,486	1,897,091
ASML Holding NV	42,815	8,097,795
EXOR NV	10,912	685,345
Heineken Holding NV	11,388	1,127,185
Heineken NV	25,604	2,689,317
ING Groep NV	393,028	4,256,819
Koninklijke Ahold Delhaize NV	119,082	2,678,623
Koninklijke DSM NV	18,439	2,076,404
Koninklijke KPN NV	364,308	1,114,336
Koninklijke Philips NV	93,310	3,695,373
Koninklijke Vopak NV	6,946	284,783
NN Group NV	29,800	1,132,568
NXP Semiconductors NV	29,764	2,623,994
QIAGEN NV*	22,408	855,135
Randstad NV	11,766	607,274
Royal Dutch Shell PLC, Class A	443,914	13,811,631
Royal Dutch Shell PLC, Class B	375,858	11,753,581
Wolters Kluwer NV	28,212	1,971,086

		63,881,476

Norway — 1.1%
Aker BP ASA (a)	10,245	276,737
DNB ASA	95,064	1,611,972
Equinor ASA	98,921	1,895,524
Gjensidige Forsikring ASA	19,757	384,792
Mowi ASA (a)	44,678	1,036,328
Norsk Hydro ASA	132,822	464,711
Orkla ASA	76,852	665,277
Schibsted ASA, Class B	10,078	254,492

	Number of Shares	Value
Norway (Continued)
Telenor ASA	75,324	$1,549,221
Yara International ASA	17,522	752,599

		8,891,653

Portugal — 0.2%
EDP — Energias de Portugal SA	264,481	962,926
Galp Energia SGPS SA	49,513	745,629
Jeronimo Martins SGPS SA	23,921	364,108

		2,072,663

Russia — 0.0%
Evraz PLC	49,888	370,858

South Africa — 0.0%
Investec PLC	67,194	391,706

Spain — 4.7%
ACS Actividades de Construccion y Servicios SA	24,870	1,025,218
Aena SME SA, 144A	6,660	1,226,899
Amadeus IT Group SA	44,269	3,380,770
Banco Bilbao Vizcaya Argentaria SA	674,220	3,666,245
Banco de Sabadell SA	555,712	616,595
Banco Santander SA	1,633,721	7,212,880
Bankia SA	121,868	308,234
Bankinter SA	65,450	473,657
CaixaBank SA	350,372	1,079,537
Cellnex Telecom SA, 144A*	19,182	673,951
Enagas SA	22,395	612,958
Endesa SA	31,376	782,008
Ferrovial SA	48,090	1,149,157
Ferrovial SA*	618	14,768
Grifols SA	31,162	799,999
Iberdrola SA	591,797	5,496,632
Industria de Diseno Textil SA	110,074	2,957,425
Mapfre SA	101,587	298,248
Naturgy Energy Group SA	29,655	845,790
Red Electrica Corp. SA	42,750	908,843
Repsol SA	142,820	2,307,125
Siemens Gamesa Renewable Energy SA	23,629	368,242
Telefonica SA	471,935	3,784,422

		39,989,603

Sweden — 3.7%
Alfa Laval AB	31,069	638,483
Assa Abloy AB, Class B	101,718	1,985,809
Atlas Copco AB, Class A	68,553	1,849,249
Atlas Copco AB, Class B	38,542	935,679
Boliden AB*	24,005	10,736
Boliden AB	26,309	599,873
Electrolux AB, Series B	22,324	485,478
Epiroc AB, Class A	65,083	606,894
Epiroc AB, Class B	38,518	349,189
Essity AB, Class B	59,893	1,758,328
Hennes & Mauritz AB, Class B (a)	81,015	1,212,697
Hexagon AB, Class B	26,783	1,245,924
Husqvarna AB, Class B (a)	41,236	344,793
ICA Gruppen AB (a)	8,935	356,311
Industrivarden AB, Class C	16,507	333,571

See Notes to Financial Statements.	68

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
Sweden (Continued)
Investor AB, Class B	47,330	$2,047,088
Kinnevik AB, Class B	24,751	631,403
L E Lundbergforetagen AB, Class B	7,515	247,162
Lundin Petroleum AB	18,496	504,592
Sandvik AB	116,012	1,792,203
Securitas AB, Class B (a)	29,893	495,517
Skandinaviska Enskilda Banken AB, Class A	160,728	1,427,617
Skanska AB, Class B	33,086	542,342
SKF AB, Class B	36,795	572,110
Svenska Handelsbanken AB, Class A	150,814	1,486,773
Swedbank AB, Class A	89,443	1,281,340
Swedish Match AB	17,405	787,467
Tele2 AB, Class B	49,313	681,495
Telefonaktiebolaget LM Ericsson, Class B	307,377	2,964,122
Telia Co. AB	274,852	1,151,398
Volvo AB, Class B	151,365	2,118,159

		31,443,802

Switzerland — 15.0%
ABB Ltd.	185,741	3,408,730
Adecco Group AG	15,634	842,870
Alcon, Inc.*	43,739	2,543,742
Baloise Holding AG	4,820	802,010
Barry Callebaut AG	218	428,271
Chocoladefabriken Lindt & Spruengli AG	10	749,064
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	103	674,836
Cie Financiere Richemont SA	52,610	3,874,618
Clariant AG*	19,154	349,028
Coca-Cola HBC AG*	19,813	714,388
Credit Suisse Group AG*	258,662	2,942,482
Dufry AG*	4,252	348,314
EMS-Chemie Holding AG	805	482,397
Geberit AG	3,654	1,612,687
Givaudan SA	946	2,504,715
Glencore PLC*	1,118,252	3,600,127
Julius Baer Group Ltd.*	22,108	875,929
Kuehne + Nagel International AG	5,331	708,936
LafargeHolcim Ltd.*	49,109	2,357,722
Lonza Group AG*	7,492	2,307,648
Nestle SA	307,304	30,553,921
Novartis AG	217,385	18,693,482
Pargesa Holding SA	3,821	282,973
Partners Group Holding AG	1,845	1,295,416
Roche Holding AG	70,447	18,511,466
Schindler Holding AG	2,218	455,895
Schindler Holding AG Participation Certificates	4,023	848,597
SGS SA	551	1,395,041
Sika AG	12,976	1,929,714
Sonova Holding AG	5,479	1,220,839
STMicroelectronics NV	67,443	1,031,841
Straumann Holding AG	1,015	835,721
Swatch Group AG — Bearer	3,010	756,671
Swatch Group AG — Registered	5,522	266,711

	Number of Shares	Value
Switzerland (Continued)
Swiss Life Holding AG	3,386	$1,541,074
Swiss Prime Site AG*	7,504	611,562
Swiss Re AG	30,793	2,921,683
Swisscom AG	2,514	1,204,209
Temenos AG*	6,318	1,100,484
UBS Group AG*	388,039	4,476,255
Vifor Pharma AG (a)	4,607	636,813
Zurich Insurance Group AG	15,261	4,950,585

		127,649,467

United Arab Emirates (d) — 0.0%
NMC Health PLC	10,551	300,531

United Kingdom — 23.4%
3i Group PLC	98,690	1,311,325
Admiral Group PLC	18,995	495,179
Anglo American PLC (a)	106,182	2,543,868
Ashtead Group PLC	47,868	1,128,648
Associated British Foods PLC	35,897	1,120,051
AstraZeneca PLC	127,067	9,370,424
Auto Trader Group PLC, 144A	93,869	711,334
Aviva PLC	395,255	2,021,798
BAE Systems PLC	319,247	1,825,929
Barclays PLC	1,728,336	3,263,163
Barratt Developments PLC	100,169	706,646
Berkeley Group Holdings PLC	12,252	541,518
BP PLC	2,032,983	13,881,693
British American Tobacco PLC	230,185	8,031,943
British Land Co. PLC REIT	93,215	629,306
BT Group PLC	849,036	2,079,815
Bunzl PLC	34,437	920,810
Burberry Group PLC	42,021	900,473
Centrica PLC	562,620	665,203
CNH Industrial NV	100,275	873,554
Coca-Cola European Partners PLC	23,420	1,297,468
Compass Group PLC	159,689	3,614,796
Croda International PLC	12,697	813,848
Diageo PLC	242,741	10,205,507
Direct Line Insurance Group PLC	135,917	543,854
easyJet PLC	16,319	179,740
Experian PLC	92,384	2,787,942
Ferguson PLC	22,908	1,483,989
Fiat Chrysler Automobiles NV	109,217	1,395,578
G4S PLC	157,574	416,954
GlaxoSmithKline PLC	497,736	9,608,876
Halma PLC	37,494	860,820
Hargreaves Lansdown PLC	29,137	834,717
HSBC Holdings PLC	2,012,200	16,410,911
Imperial Brands PLC	96,248	2,330,210
Informa PLC	127,603	1,252,832
InterContinental Hotels Group PLC	16,995	1,096,861
Intertek Group PLC	16,665	1,115,804
ITV PLC	357,800	485,146
J Sainsbury PLC	174,026	440,246
John Wood Group PLC	70,022	346,312
Johnson Matthey PLC	19,119	747,859
Kingfisher PLC	208,400	563,564
Land Securities Group PLC REIT	71,969	753,919

See Notes to Financial Statements.	69

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
United Kingdom (Continued)
Legal & General Group PLC	604,803	$1,962,027
Lloyds Banking Group PLC	7,178,234	5,196,410
London Stock Exchange Group PLC	31,690	2,116,994
Marks & Spencer Group PLC	197,599	562,584
Meggitt PLC	76,725	475,882
Melrose Industries PLC	492,858	1,021,569
Merlin Entertainments PLC, 144A	78,873	378,022
Micro Focus International PLC	33,727	817,314
Mondi PLC	36,270	752,014
National Grid PLC (a)	343,559	3,443,495
Next PLC	13,585	989,618
Ocado Group PLC*	44,898	678,028
Pearson PLC	77,177	767,887
Persimmon PLC	32,243	801,815
Prudential PLC	260,819	5,201,674
Reckitt Benckiser Group PLC	71,022	5,699,862
RELX PLC	197,373	4,597,585
Rentokil Initial PLC	182,645	865,912
Rio Tinto PLC	114,489	6,566,277
Rolls-Royce Holdings PLC*	169,704	1,845,122
Rolls-Royce Holdings PLC — Entitlement*	11,180,370	14,135
Royal Bank of Scotland Group PLC	476,397	1,287,087
RSA Insurance Group PLC	99,778	697,076
Sage Group PLC	107,227	1,012,650
Schroders PLC	13,063	482,072
Segro PLC REIT	107,109	944,641
Severn Trent PLC	23,423	589,291
Smith & Nephew PLC	88,094	1,853,251
Smiths Group PLC	39,108	712,219
Spirax-Sarco Engineering PLC	7,279	769,330
SSE PLC	102,022	1,391,068
St James’s Place PLC	52,286	691,766
Standard Chartered PLC	283,387	2,461,337
Standard Life Aberdeen PLC	250,380	846,122
Taylor Wimpey PLC	323,798	676,472
Tesco PLC	984,198	2,817,042
Unilever NV	146,992	8,867,503
Unilever PLC	110,838	6,777,964
United Utilities Group PLC	65,235	657,645
Vodafone Group PLC	2,683,735	4,391,122
Weir Group PLC	25,633	476,378
Whitbread PLC	17,837	1,044,088
Wm Morrison Supermarkets PLC	233,886	582,069
WPP PLC	126,725	1,507,921

		198,900,773

United States (d) — 0.1%
Carnival PLC	16,330	807,230

TOTAL COMMON STOCKS (Cost $903,781,529)		825,694,326

PREFERRED STOCKS — 0.8%

Germany — 0.8%
Bayerische Motoren Werke AG	5,486	324,822
FUCHS PETROLUB SE	7,531	293,961
Henkel AG & Co. KGaA	18,247	1,667,065

	Number of Shares	Value
Germany (Continued)
Porsche Automobil Holding SE*	15,126	$942,576
Sartorius AG	3,500	664,708
Volkswagen AG	18,778	2,926,425

		6,819,557

TOTAL PREFERRED STOCKS (Cost $8,762,453)		6,819,557

RIGHTS — 0.0%

United Kingdom — 0.0%
Marks & Spencer Group PLC*, expires 6/12/19 (Cost $0)	31,219	15,393

SECURITIES LENDING COLLATERAL — 3.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 2.29% (e)(f) (Cost $26,160,853)	26,160,853	26,160,853

CASH EQUIVALENTS — 2.9%
DWS ESG Liquidity Fund “Capital Shares”, 2.56% (e)	9,320,708	9,320,708
DWS Government Money Market Series “Institutional Shares”, 2.35% (d)	15,462,354	15,462,354

TOTAL CASH EQUIVALENTS (Cost $24,783,062)		24,783,062

TOTAL INVESTMENTS — 104.0% (Cost $963,487,897)		$883,473,191
Other assets and liabilities, net — (4.0%)		(34,049,728)

NET ASSETS — 100.0%		$849,423,463

See Notes to Financial Statements.	70

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

May 31, 2019

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2019 is as follows:

Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2019	Value ($) at 5/31/2019
COMMON STOCKS — 0.2%
Germany — 0.2%
Deutsche Bank AG (b)
3,384,675	364,459	(1,773,975)		(2,510,546)	1,854,000	21,319	—	193,910	1,318,613

SECURITIES LENDING COLLATERAL — 3.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.29% (e)(f)
66,534,337	—	(40,373,484	)(g)	—	—	457,725	—	26,160,853	26,160,853

CASH EQUIVALENTS — 2.9%
DWS ESG Liquidity Fund “Capital Shares”, 2.56% (e)
—	10,120,708	(800,000)		—	—	115,809	—	9,320,708	9,320,708

DWS ESG Liquidity Fund “Institutional Shares”, 2.56% (e)
—	9,999,000	(9,999,000)		—	—	14,922	—	—	—

DWS Government Money Market Series “Institutional Shares”, 2.35% (e)
—	261,198,328	(245,735,974)		—	—	201,699	—	15,462,354	15,462,354

69,919,012	281,682,495	(298,682,433)		(2,510,546)	1,854,000	811,474	—	51,137,825	52,262,528

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2019 amounted to $28,542,990, which is 3.4% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Investment was valued using significant unobservable inputs.
(d)	Securities are listed in country of domicile and trade on exchanges within the MSCI Europe US Dollar Hedged Index.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $6,071,933.

(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2019.

REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
SDR:	Swedish Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At May 31, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
AMSTERDAM Index Futures	EUR	14	$1,710,168	$1,690,016	6/21/2019	$(15,403)
CAC40 10 EURO Futures	EUR	66	3,886,141	3,823,020	6/21/2019	(52,381)
DAX Index Futures	EUR	9	2,950,281	2,947,449	6/21/2019	23,765
FTSE/MIB Index Futures	EUR	6	687,051	663,457	6/21/2019	(17,841)
FTSE 100 Index Futures	GBP	55	5,119,426	4,972,376	6/21/2019	(8,173)
IBEX 35 Index Futures	EUR	10	1,015,969	1,002,715	6/21/2019	(9,900)
OMXS30 Index Futures	SEK	51	840,616	811,659	6/20/2019	(37,778)
SWISS MKT IX Futures	CHF	35	3,228,399	3,326,442	6/21/2019	77,918

Total net unrealized depreciation						$(39,793)

See Notes to Financial Statements.	71

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

May 31, 2019

As of May 31, 2019, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
JP Morgan & Chase Co.	6/5/2019	CHF	48,027,822	USD	47,283,206	$—	$(708,602)
RBC Capital Markets	6/5/2019	CHF	64,559,917	USD	63,539,598	—	(971,908)
RBC Capital Markets	6/5/2019	CHF	11,729,000	USD	11,546,928	—	(173,277)
JP Morgan & Chase Co.	6/5/2019	EUR	85,756,623	USD	96,379,296	533,726	—
RBC Capital Markets	6/5/2019	EUR	22,000,000	USD	24,604,074	15,856	—
RBC Capital Markets	6/5/2019	EUR	29,850,000	USD	33,547,191	185,450	—
RBC Capital Markets	6/5/2019	EUR	137,018,497	USD	153,950,558	812,346	—
The Bank of New York Mellon	6/5/2019	EUR	17,385,855	USD	19,540,049	108,813	—
The Bank of Nova Scotia	6/5/2019	EUR	109,460,621	USD	122,987,765	649,510	—
Goldman Sachs & Co.	6/5/2019	GBP	4,750,800	USD	6,204,545	196,715	—
JP Morgan & Chase Co.	6/5/2019	GBP	58,408,550	USD	76,281,508	2,418,445	—
RBC Capital Markets	6/5/2019	GBP	10,000,000	USD	12,677,840	31,907	—
RBC Capital Markets	6/5/2019	GBP	8,900,000	USD	11,623,062	368,181	—
RBC Capital Markets	6/5/2019	GBP	70,932,220	USD	92,610,880	2,910,468	—
The Bank of Nova Scotia	6/5/2019	GBP	31,648,854	USD	41,321,377	1,298,447	—
JP Morgan & Chase Co.	6/5/2019	NOK	35,679,991	USD	4,131,570	53,855	—
RBC Capital Markets	6/5/2019	NOK	29,274,400	USD	3,389,378	43,731	—
RBC Capital Markets	6/5/2019	NOK	3,422,000	USD	396,238	5,152	—
The Bank of Nova Scotia	6/5/2019	NOK	12,622,100	USD	1,461,297	18,771	—
JP Morgan & Chase Co.	6/5/2019	SEK	115,652,836	USD	12,197,779	1,501	—
RBC Capital Markets	6/5/2019	SEK	127,439,200	USD	13,437,284	—	(1,935)
RBC Capital Markets	6/5/2019	SEK	32,001,000	USD	3,375,063	367	—
The Bank of Nova Scotia	6/5/2019	SEK	70,973,350	USD	7,482,852	—	(1,709)
JP Morgan & Chase Co.	6/5/2019	USD	47,752,956	CHF	48,027,822	238,852	—
RBC Capital Markets	6/5/2019	USD	70,246,873	CHF	70,657,817	357,961	—
RBC Capital Markets	6/5/2019	USD	5,537,979	CHF	5,631,100	88,899	—
JP Morgan & Chase Co.	6/5/2019	USD	95,570,697	EUR	85,756,623	274,873	—
RBC Capital Markets	6/5/2019	USD	191,311,493	EUR	171,679,897	565,903	—
RBC Capital Markets	6/5/2019	USD	19,272,271	EUR	17,188,600	—	(61,496)
The Bank of New York Mellon	6/5/2019	USD	19,375,527	EUR	17,385,855	55,709	—
The Bank of Nova Scotia	6/5/2019	USD	121,977,443	EUR	109,460,621	360,812	—
Goldman Sachs & Co.	6/5/2019	USD	5,988,219	GBP	4,750,800	19,611	—
JP Morgan & Chase Co.	6/5/2019	USD	73,621,758	GBP	58,408,550	241,305	—
RBC Capital Markets	6/5/2019	USD	103,254,136	GBP	81,921,720	343,525	—
RBC Capital Markets	6/5/2019	USD	10,354,536	GBP	7,910,500	—	(350,971)
The Bank of Nova Scotia	6/5/2019	USD	39,890,216	GBP	31,648,854	132,714	—
JP Morgan & Chase Co.	6/5/2019	USD	4,076,130	NOK	35,679,991	1,585	—
RBC Capital Markets	6/5/2019	USD	419,560	NOK	3,668,900	—	(257)
RBC Capital Markets	6/5/2019	USD	3,316,160	NOK	29,027,500	1,269	—
The Bank of Nova Scotia	6/5/2019	USD	1,441,970	NOK	12,622,100	556	—
JP Morgan & Chase Co.	6/5/2019	USD	12,152,887	SEK	115,652,836	43,391	—
RBC Capital Markets	6/5/2019	USD	15,105,777	SEK	143,764,700	55,063	—
RBC Capital Markets	6/5/2019	USD	1,636,095	SEK	15,675,500	16,979	—
The Bank of Nova Scotia	6/5/2019	USD	7,458,136	SEK	70,973,350	26,425	—
JP Morgan & Chase Co.	6/6/2019	DKK	50,518,042	USD	7,606,961	45,425	—
RBC Capital Markets	6/6/2019	DKK	57,625,100	USD	8,674,494	49,175	—
RBC Capital Markets	6/6/2019	DKK	3,800,000	USD	572,233	3,450	—
The Bank of Nova Scotia	6/6/2019	DKK	45,460,700	USD	6,842,730	38,176	—
JP Morgan & Chase Co.	6/6/2019	USD	7,539,907	DKK	50,518,042	21,629	—
RBC Capital Markets	6/6/2019	USD	1,071,056	DKK	7,129,800	—	(3,868)
RBC Capital Markets	6/6/2019	USD	8,102,265	DKK	54,295,300	24,651	—
The Bank of Nova Scotia	6/6/2019	USD	6,783,913	DKK	45,460,700	20,640	—
JP Morgan & Chase Co.	7/3/2019	CHF	48,027,822	USD	47,881,592	—	(243,768)
RBC Capital Markets	7/3/2019	CHF	3,092,000	USD	3,082,681	—	(15,598)
RBC Capital Markets	7/3/2019	CHF	3,336,400	USD	3,341,432	—	(1,744)
RBC Capital Markets	7/3/2019	CHF	70,657,817	USD	70,435,944	—	(365,369)

See Notes to Financial Statements.	72

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

May 31, 2019

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
JP Morgan & Chase Co.	7/3/2019	DKK	50,518,042	USD	7,558,286	$—	$(22,427)
RBC Capital Markets	7/3/2019	DKK	4,117,100	USD	617,480	—	(330)
RBC Capital Markets	7/3/2019	DKK	54,295,300	USD	8,121,899	—	(25,628)
The Bank of Nova Scotia	7/3/2019	DKK	45,460,700	USD	6,800,251	—	(21,559)
JP Morgan & Chase Co.	7/3/2019	EUR	85,756,623	USD	95,797,180	—	(283,023)
RBC Capital Markets	7/3/2019	EUR	171,679,897	USD	191,766,445	—	(580,673)
RBC Capital Markets	7/3/2019	EUR	10,101,900	USD	11,312,714	—	(5,276)
The Bank of New York Mellon	7/3/2019	EUR	17,385,855	USD	19,421,739	—	(57,066)
The Bank of Nova Scotia	7/3/2019	EUR	109,460,621	USD	122,265,324	—	(372,418)
Goldman Sachs & Co.	7/3/2019	GBP	4,750,800	USD	5,997,030	—	(19,750)
JP Morgan & Chase Co.	7/3/2019	GBP	58,408,550	USD	73,728,762	—	(244,330)
RBC Capital Markets	7/3/2019	GBP	81,921,720	USD	103,404,544	—	(347,440)
RBC Capital Markets	7/3/2019	GBP	4,841,900	USD	6,130,417	—	(1,739)
The Bank of Nova Scotia	7/3/2019	GBP	31,648,854	USD	39,947,500	—	(135,049)
JP Morgan & Chase Co.	7/3/2019	NOK	35,679,991	USD	4,080,569	—	(1,514)
RBC Capital Markets	7/3/2019	NOK	29,027,500	USD	3,319,732	—	(1,252)
RBC Capital Markets	7/3/2019	NOK	2,118,600	USD	242,343	—	(42)
The Bank of Nova Scotia	7/3/2019	NOK	12,622,100	USD	1,443,435	—	(636)
JP Morgan & Chase Co.	7/3/2019	SEK	115,652,836	USD	12,178,938	—	(44,331)
RBC Capital Markets	7/3/2019	SEK	143,764,700	USD	15,137,747	—	(56,645)
RBC Capital Markets	7/3/2019	SEK	8,854,100	USD	935,513	—	(271)
The Bank of Nova Scotia	7/3/2019	SEK	70,973,350	USD	7,473,691	—	(27,433)
RBC Capital Markets	7/3/2019	USD	17,384,808	EUR	15,562,000	50,581	—
RBC Capital Markets	7/3/2019	USD	760,041	SEK	7,217,000	2,719	—

Total unrealized appreciation (depreciation)						$12,735,119	$(5,149,334)

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollar

See Notes to Financial Statements.	73

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

May 31, 2019

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (h)	$825,694,326	$—	$—	$825,694,326
Preferred Stocks	6,819,557	—	—	6,819,557
Rights	15,393	—	—	15,393
Short-Term Investments	50,943,915	—	—	50,943,915
Derivatives (i)
Forward Foreign Currency Contracts	—	12,735,119	—	12,735,119
Futures Contracts	101,683	—	—	101,683

TOTAL	$883,574,874	$12,735,119	$—	$896,309,993

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Forward Foreign Currency Contracts	$—	$(5,149,334)	$—	$(5,149,334)
Futures Contracts	(141,476)	—	—	(141,476)

TOTAL	$(141,476)	$(5,149,334)	$—	$(5,290,810)

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.	74

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF

May 31, 2019

	Number of Shares	Value
COMMON STOCKS — 96.2%

Austria — 1.1%
Agrana Beteiligungs AG	114	$2,427
ANDRITZ AG	503	18,094
AT&S Austria Technologie & Systemtechnik AG	157	2,692
BAWAG Group AG, 144A*	224	9,499
CA Immobilien Anlagen AG	413	15,341
DO & CO AG	39	3,298
Erste Group Bank AG*	1,937	68,705
EVN AG	240	3,469
FACC AG	137	1,941
IMMOFINANZ AG*	584	14,856
Kapsch TrafficCom AG	33	1,324
Lenzing AG	75	8,165
Oesterreichische Post AG	249	8,345
OMV AG	943	44,341
Palfinger AG	100	2,899
Porr AG	51	1,197
Raiffeisen Bank International AG	973	22,631
S IMMO AG*	308	7,037
S&T AG	281	6,219
Schoeller-Bleckmann Oilfield Equipment AG	90	7,108
Semperit AG Holding*	65	915
Telekom Austria AG*	1,026	7,806
UNIQA Insurance Group AG	636	5,673
Verbund AG	454	22,722
Vienna Insurance Group AG Wiener Versicherung Gruppe	242	5,921
voestalpine AG	786	20,521
Wienerberger AG	778	16,792
Zumtobel Group AG*	180	1,196

		331,134

Belgium — 3.6%
Ackermans & van Haaren NV*	160	24,506
Aedifica SA REIT	194	17,858
Ageas	1,177	57,435
AGFA-Gevaert NV*	1,132	4,596
Akka Technologies	72	4,665
Anheuser-Busch InBev SA/NV	4,979	403,880
Barco NV	66	12,859
Befimmo SA REIT	114	6,393
Bekaert SA	219	5,373
Biocartis NV, 144A*	317	3,846
bpost SA	577	5,671
Cie d’Entreprises CFE	53	4,837
Cofinimmo SA REIT	124	15,654
Colruyt SA	385	28,611
D’ieteren SA/NV	158	6,840
Econocom Group SA/NV	785	2,787
Elia System Operator SA/NV	180	12,528
Euronav NV	1,056	8,948
Exmar NV*	212	1,326
Fagron	262	5,005
Galapagos NV*	282	32,197
Gimv NV	157	9,419

	Number of Shares	Value
Belgium (Continued)
Groupe Bruxelles Lambert SA	514	$47,924
Intervest Offices & Warehouses NV REIT (a)	249	6,885
Ion Beam Applications*	138	2,234
KBC Ancora	241	11,556
KBC Group NV	1,606	105,604
Kinepolis Group NV	93	5,132
Melexis NV (a)	123	8,622
Mithra Pharmaceuticals SA*	84	2,299
Montea C.V.A REIT	67	5,831
Ontex Group NV	492	8,382
Orange Belgium SA	205	3,902
Proximus SADP	987	28,613
Recticel SA	179	1,536
Retail Estates NV REIT	33	2,905
Sioen Industries NV	47	1,326
Sofina SA	95	18,382
Solvay SA	487	45,744
Telenet Group Holding NV	341	18,377
Tessenderlo Group SA*	143	4,649
UCB SA	828	63,344
Umicore SA	1,313	39,164
Van de Velde NV	36	1,007
Warehouses De Pauw CVA REIT	103	16,017
X-Fab Silicon Foundries SE, 144A*	318	1,711

		1,126,380

Finland — 3.4%
Aktia Bank OYJ	278	2,606
Cargotec OYJ, Class B	301	9,900
Caverion OYJ	812	5,443
Citycon OYJ	471	4,775
Cramo OYJ	246	4,930
DNA OYJ	365	8,539
Elisa OYJ	917	40,895
Finnair OYJ	313	2,236
Fortum OYJ	2,928	62,575
F-Secure OYJ*	535	1,419
Huhtamaki OYJ	650	24,747
Kemira OYJ	630	8,650
Kesko OYJ, Class B	426	22,382
Kone OYJ, Class B	2,217	120,889
Konecranes OYJ	453	15,567
Lehto Group OYJ (a)	127	318
Metsa Board OYJ	1,037	4,717
Metso OYJ	709	22,930
Neste OYJ	2,761	93,336
Nokia OYJ	36,764	183,999
Nokian Renkaat OYJ	844	24,128
Oriola OYJ, Class B	706	1,554
Orion OYJ, Class B	663	21,687
Outokumpu OYJ (a)	1,812	5,328
Outotec OYJ*	806	2,950
Ponsse OYJ	73	2,394
Ramirent OYJ	427	2,473
Rovio Entertainment OYJ, 144A	317	2,576
Sampo OYJ, Class A	2,894	125,313

See Notes to Financial Statements.	75

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
Finland (Continued)
Sanoma OYJ	433	$3,911
Stora Enso OYJ, Class R	3,918	41,415
Tieto OYJ	329	9,262
Tikkurila OYJ	180	2,900
Tokmanni Group Corp.	365	3,017
UPM-Kymmene OYJ	3,441	86,186
Uponor OYJ	325	3,210
Valmet OYJ	837	19,318
Wartsila OYJ Abp	2,838	41,486
YIT OYJ (a)	1,244	6,893

		1,046,854

France — 31.5%
ABC arbitrage	143	1,010
Accor SA (a)	1,193	44,035
Aeroports de Paris	198	33,887
Air France-KLM*	1,318	11,391
Air Liquide SA	2,807	349,648
Airbus SE	3,803	487,988
AKWEL	52	882
Albioma SA	132	3,156
ALD SA, 144A (a)	728	11,077
Alstom SA	1,014	46,309
Alten SA	204	20,705
Altran Technologies SA*	1,482	17,483
Amundi SA, 144A	398	25,833
Arkema SA	451	37,848
Assystem	31	1,110
Atos SE	622	47,404
Aubay	35	1,177
AXA SA	12,721	313,786
Beneteau SA	180	2,027
BioMerieux (a)	274	22,391
BNP Paribas SA (a)	7,322	334,350
Boiron SA	39	1,677
Bollore SA	5,813	26,249
Bonduelle SCA	72	2,236
Bouygues SA	1,474	51,590
Bureau Veritas SA	1,904	44,902
Capgemini SE (a)	1,039	116,189
Carrefour SA	3,887	73,126
Casino Guichard Perrachon SA (a)	370	14,083
Cellectis SA*	156	2,482
CGG SA*	3,812	5,672
Chargeurs SA	108	2,078
Cie de Saint-Gobain	3,285	118,958
Cie des Alpes	30	873
Cie Generale des Etablissements Michelin	1,115	128,238
Cie Plastic Omnium SA	337	7,756
CNP Assurances	1,131	24,247
Coface SA	575	5,611
Covivio REIT	296	31,051
Credit Agricole SA (a)	7,375	84,285
Danone SA	4,028	321,293
Dassault Aviation SA	16	19,966
Dassault Systemes SE	859	127,488
DBV Technologies SA*	179	3,357

	Number of Shares	Value
France (Continued)
Derichebourg SA	449	$1,539
Devoteam SA	33	3,583
Edenred	1,528	69,817
Eiffage SA	518	49,524
Electricite de France SA	3,878	54,414
Elior Group SA, 144A (a)	666	7,820
Elis SA	1,200	20,109
Engie SA (a)	11,860	164,956
Eramet	51	2,884
EssilorLuxottica SA	1,822	209,958
Etablissements Maurel et Prom*	303	982
Eurazeo SE	282	19,737
Europcar Mobility Group, 144A (a)	533	3,635
Eutelsat Communications SA	1,127	19,861
Faurecia SA	469	17,327
FFP	31	3,103
FIGEAC-AERO*	51	670
Fnac Darty SA*	98	7,467
Gaztransport Et Technigaz SA	137	12,474
Gecina SA REIT	286	40,897
Genfit*	180	4,368
Getlink SE	2,936	45,296
GL Events	72	1,745
Groupe Crit	9	620
Groupe Guillin	35	741
Guerbet*	35	1,955
Haulotte Group SA	99	781
Hermes International	209	138,877
ICADE REIT	224	19,031
ID Logistics Group*	9	1,568
Iliad SA	179	20,687
Imerys SA	261	11,325
Ingenico Group SA*	384	30,707
Innate Pharma SA*(a)	243	1,630
Interparfums SA	95	4,373
Ipsen SA	237	28,303
IPSOS	201	5,535
Jacquet Metal Service	89	1,593
JCDecaux SA	533	14,886
Kaufman & Broad SA	83	2,967
Kering	493	256,626
Klepierre SA REIT	1,336	45,477
Korian SA	345	13,729
Lagardere SCA	437	10,643
Latecoere SACA*	483	1,532
Legrand SA	1,746	117,306
LISI	93	2,743
LNA Sante SA	30	1,475
L’Oreal SA	1,646	442,057
LVMH Moet Hennessy Louis Vuitton SE	1,815	686,558
Maisons du Monde SA, 144A	244	4,920
Manitou BF SA	54	1,526
Mercialys SA REIT	303	3,747
Mersen SA	60	1,987
Metropole Television SA	159	2,856
Natixis SA (a)	6,166	28,304
Neopost SA	222	4,863

See Notes to Financial Statements.	76

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
France (Continued)
Nexans SA	167	$4,782
Nexity SA	260	11,467
Oeneo SA	202	2,293
Orange SA (a)	12,946	203,056
Orpea	296	33,696
Pernod Ricard SA	1,378	242,924
Peugeot SA	3,901	87,030
Publicis Groupe SA	1,362	74,405
Remy Cointreau SA	148	20,337
Renault SA	1,248	75,176
Rexel SA	1,700	18,365
Rubis SCA	575	28,701
Safran SA	2,140	281,387
Sanofi	7,333	591,798
Sartorius Stedim Biotech	182	25,232
Schneider Electric SE	3,574	282,684
SCOR SE	1,060	43,614
SEB SA	149	24,353
SMCP SA, 144A*	234	3,498
Societe BIC SA*(a)	162	12,650
Societe Generale SA (a)	5,017	125,883
Sodexo SA	581	66,854
SOITEC*	139	11,662
Solocal Group*(a)	3,383	2,852
Sopra Steria Group	105	11,953
SPIE SA	738	12,697
Suez (a)	2,258	30,207
Synergie SA	37	1,285
Tarkett SA	181	3,840
Technicolor SA*	2,138	2,293
Teleperformance	381	73,209
Television Francaise 1	263	2,508
Thales SA	686	75,533
TOTAL SA	15,536	809,490
Trigano SA	46	3,476
Ubisoft Entertainment SA*	539	44,174
Unibail-Rodamco-Westfield REIT	917	138,657
Valeo SA (a)	1,600	42,327
Vallourec SA*(a)	1,850	4,204
Veolia Environnement SA	3,443	79,658
Vicat SA	115	5,743
Vilmorin & Cie SA	46	2,569
Vinci SA (a)	3,307	326,810
Virbac SA*	29	5,462
Vivendi SA (a)	5,955	160,529
Wendel SA	180	22,924
Worldline SA, 144A*	517	31,131

		9,866,376

Germany — 24.7%
1&1 Drillisch AG	360	11,004
Aareal Bank AG	337	9,879
adidas AG	1,176	336,589
ADLER Real Estate AG	350	5,193
ADO Properties SA, 144A	179	9,643
ADVA Optical Networking SE*	282	2,145
AIXTRON SE*	827	8,005

	Number of Shares	Value
Germany (Continued)
Allianz SE	2,774	$616,265
alstria office REIT-AG REIT	1,009	15,770
Amadeus Fire AG	33	4,240
Aumann AG, 144A	31	726
AURELIUS Equity Opportunities SE & Co KGaA*(a)	138	6,225
Aurubis AG	236	10,338
Axel Springer SE	340	21,100
BASF SE	6,023	397,393
Basler AG	9	1,484
Bayer AG	6,094	359,596
Bayerische Motoren Werke AG	2,145	148,618
BayWa AG	84	2,379
Bechtle AG	197	22,140
Beiersdorf AG	648	74,600
Bertrandt AG	31	2,182
bet-at-home.com AG	9	613
Bilfinger SE	234	7,110
Borussia Dortmund GmbH & Co. KGaA	421	4,019
Brenntag AG	995	46,219
CANCOM SE	200	9,710
Carl Zeiss Meditec AG	258	24,283
CECONOMY AG*	1,134	6,410
Cewe Stiftung & Co. KGaA	33	3,041
comdirect bank AG	136	1,501
Commerzbank AG	6,453	45,431
CompuGroup Medical SE	166	11,164
Consus Real Estate AG*	355	3,284
Continental AG	723	98,378
Covestro AG, 144A	1,147	50,268
CTS Eventim AG & Co. KGaA	350	15,703
Daimler AG	5,901	306,115
Delivery Hero SE, 144A*	742	31,955
Deutsche Bank AG (b)	12,685	86,260
Deutsche Beteiligungs AG	76	2,849
Deutsche Boerse AG	1,236	170,875
Deutsche EuroShop AG	269	8,006
Deutsche Lufthansa AG	1,498	28,533
Deutsche Pfandbriefbank AG, 144A	837	11,539
Deutsche Post AG	6,438	189,732
Deutsche Telekom AG	21,787	367,770
Deutsche Wohnen SE	2,344	110,636
Deutz AG	764	6,324
DIC Asset AG	285	2,986
Draegerwerk AG & Co. KGaA	17	744
Duerr AG	365	12,376
E.ON SE	14,320	149,562
Eckert & Ziegler Strahlen- und Medizintechnik AG	25	2,681
Elmos Semiconductor AG	61	1,455
ElringKlinger AG*(a)	181	1,134
Encavis AG	512	3,644
Evonik Industries AG	1,240	32,582
Evotec SE*	879	21,260
FinTech Group AG*	85	1,685
Fraport AG Frankfurt Airport Services Worldwide	286	22,525

See Notes to Financial Statements.	77

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
Germany (Continued)
Freenet AG	844	$16,378
Fresenius Medical Care AG & Co. KGaA	1,388	101,224
Fresenius SE & Co. KGaA	2,722	138,087
GEA Group AG	1,045	28,579
Gerresheimer AG*	217	15,467
GRENKE AG (a)	187	17,862
H&R GmbH & Co. KGaA*	92	700
Hamborner REIT AG REIT	492	5,024
Hamburger Hafen und Logistik AG	157	3,729
Hannover Rueck SE	386	57,870
HeidelbergCement AG	972	72,276
Heidelberger Druckmaschinen AG*(a)	1,627	2,392
HelloFresh SE*	897	9,219
Henkel AG & Co. KGaA	671	58,170
HOCHTIEF AG	152	18,101
Hornbach Holding AG & Co. KGAA	57	2,824
HUGO BOSS AG	404	23,514
Hypoport AG*	19	4,029
Indus Holding AG	94	4,153
Infineon Technologies AG	7,326	131,636
Innogy SE, 144A	89	4,035
Innogy SE	785	32,579
Isra Vision AG	91	3,314
Jenoptik AG	361	11,232
JOST Werke AG, 144A	130	4,306
K+S AG (a)	1,265	21,474
KION Group AG	432	23,571
Kloeckner & Co. SE	450	2,408
Knorr-Bremse AG*	319	35,121
Koenig & Bauer AG	77	3,000
Krones AG	96	7,518
KWS Saat SE	89	6,115
LANXESS AG	569	28,522
LEG Immobilien AG	410	48,964
Leoni AG*(a)	179	2,802
MBB SE	10	714
Merck KGaA	832	80,362
METRO AG	1,115	17,576
MLP SE	386	1,701
MorphoSys AG*	220	21,247
MTU Aero Engines AG	338	73,103
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	978	236,106
Nemetschek SE	129	19,787
Nordex SE*	406	5,769
Norma Group SE	189	7,360
OHB SE	36	1,281
OSRAM Licht AG (a)	638	19,037
PATRIZIA Immobilien AG	284	5,524
Pfeiffer Vacuum Technology AG	34	4,801
ProSiebenSat.1 Media SE*	1,568	25,505
Puma SE	54	31,400
Rational AG	23	14,633
Rheinmetall AG	287	30,555
RHOEN-KLINIKUM AG	158	4,492
RIB Software SE	209	3,860
Rocket Internet SE, 144A*	454	12,132

	Number of Shares	Value
Germany (Continued)
RWE AG	3,556	$88,827
SAF-Holland SA	287	2,966
Salzgitter AG	212	5,511
SAP SE	6,413	791,084
Scout24 AG, 144A	698	34,669
SGL Carbon SE*(a)	307	2,313
Siemens AG	4,996	566,168
Siemens Healthineers AG, 144A	973	37,882
Siltronic AG	144	9,848
Sixt Leasing SE	78	1,046
Sixt SE	88	8,941
SMA Solar Technology AG*(a)	72	2,009
Software AG	283	9,263
STRATEC SE	31	2,113
Stroeer SE & Co. KGaA*	191	12,781
Suedzucker AG	409	6,347
Surteco Group SE	50	1,505
Symrise AG	835	78,227
TAG Immobilien AG*	873	20,481
Takkt AG	200	2,811
Telefonica Deutschland Holding AG	5,931	16,638
thyssenkrupp AG (a)	2,750	34,823
TLG Immobilien AG	518	15,191
Uniper SE	1,347	37,786
United Internet AG	807	28,894
Varta AG*	121	6,380
VERBIO Vereinigte BioEnergie AG	156	1,295
Volkswagen AG	209	33,178
Vonovia SE	3,201	167,930
Vossloh AG	65	2,502
Wacker Neuson SE	177	4,113
Washtec AG	88	6,105
Wirecard AG	766	119,889
Wuestenrot & Wuerttembergische AG	116	2,431
XING AG*	15	5,907
Zalando SE, 144A*	824	32,716
zooplus AG*	30	3,197

		7,732,783

Ireland — 1.9%
AerCap Holdings NV*	868	38,904
AIB Group PLC	5,268	21,669
Bank of Ireland Group PLC	6,218	33,357
C&C Group PLC	1,852	7,541
Cairn Homes PLC*	5,637	7,683
CRH PLC	5,249	164,132
Dalata Hotel Group PLC	1,032	6,110
Flutter Entertainment PLC	522	37,147
Glanbia PLC	1,402	23,353
Glenveagh Properties PLC, 144A*	6,288	5,247
Green REIT PLC REIT	3,873	7,503
Hibernia REIT PLC REIT	4,154	6,339
Irish Residential Properties REIT PLC REIT	2,325	4,140
Kerry Group PLC, Class A	1,050	121,407
Kingspan Group PLC	989	51,553
Origin Enterprises PLC	781	4,677

See Notes to Financial Statements.	78

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
Ireland (Continued)
Permanent TSB Group Holdings PLC*	855	$1,280
Smurfit Kappa Group PLC	1,505	41,697

		583,739

Italy — 7.0%
A2A SpA	10,474	17,078
ACEA SpA	333	6,190
Amplifon SpA	820	18,193
Anima Holding SpA, 144A	1,722	5,213
Arnoldo Mondadori Editore SpA*	587	950
Ascopiave SpA	312	1,270
Assicurazioni Generali SpA	7,336	128,792
ASTM SpA	241	6,553
Atlantia SpA	3,256	81,697
Autogrill SpA	776	7,889
Azimut Holding SpA (a)	733	12,181
Banca Carige SpA*(c)	231,170	387
Banca Farmafactoring SpA, 144A	1,164	6,209
Banca Generali SpA	355	8,939
Banca IFIS SpA	109	1,388
Banca Mediolanum SpA	1,175	7,837
Banca Monte dei Paschi di Siena SpA*(a)	1,857	2,166
Banca Popolare di Sondrio SCPA	2,763	6,408
Banco BPM SpA*(a)	10,254	19,165
Biesse SpA	67	1,085
Bio On SpA*(a)	41	2,272
BPER Banca	2,810	10,623
Brembo SpA	1,094	11,745
Brunello Cucinelli SpA	201	6,323
Buzzi Unicem SpA	560	10,970
Buzzi Unicem SpA-RSP	263	3,596
Cairo Communication SpA	492	1,476
Carel Industries SpA, 144A*	178	2,136
Cementir Holding SpA	156	1,035
Cerved Group SpA	1,380	12,148
CIR-Compagnie Industriali Riunite SpA	2,361	2,529
Credito Emiliano SpA	567	2,825
Credito Valtellinese SpA*	37,266	2,490
Danieli & C Officine Meccaniche SpA	72	1,231
Danieli & C Officine Meccaniche SpA-RSP	198	2,415
Datalogic SpA	115	2,212
Davide Campari-Milano SpA	3,695	36,098
De’ Longhi SpA	428	8,444
DeA Capital SpA*	561	793
DiaSorin SpA	168	17,182
doBank SpA, 144A	212	2,577
El.En. SpA	51	918
Enav SpA, 144A	2,164	11,725
Enel SpA	52,786	328,464
Eni SpA	16,666	252,840
ERG SpA	344	6,691
Falck Renewables SpA	806	3,323
Ferrari NV	789	112,471
Fila SpA	141	1,997
Fincantieri SpA	3,066	3,155
FinecoBank Banca Fineco SpA	3,434	35,586
Geox SpA (a)	496	655

	Number of Shares	Value
Italy (Continued)
Gima TT SpA, 144A	238	$1,912
Gruppo MutuiOnline SpA	137	2,620
Hera SpA	5,340	19,388
IMA Industria Macchine Automatiche SpA	130	10,094
Immobiliare Grande Distribuzione SIIQ SpA REIT	388	2,666
Infrastrutture Wireless Italiane SpA, 144A	1,451	13,073
Interpump Group SpA	494	14,437
Intesa Sanpaolo SpA	97,605	199,958
Iren SpA	4,715	11,673
Italgas SpA	3,253	20,598
Italmobiliare SpA	96	2,104
Juventus Football Club SpA*	2,120	3,628
La Doria SpA	32	284
Leonardo SpA	2,545	28,267
Maire Tecnimont SpA	740	2,135
MARR SpA	219	4,954
Mediaset SpA*(a)	2,770	8,105
Mediobanca SpA	4,090	37,796
Moncler SpA	1,144	42,175
OVS SpA, 144A*	1,120	1,873
Piaggio & C SpA	1,061	3,063
Pirelli & C SpA, 144A	2,401	13,696
Poste Italiane SpA, 144A	3,245	31,539
Prysmian SpA*	1,596	26,620
RAI Way SpA, 144A	652	3,307
Recordati SpA	661	27,322
Reply SpA	114	7,342
Saipem SpA*	3,799	16,268
Salini Impregilo SpA*(a)	1,133	2,202
Salvatore Ferragamo SpA	384	8,001
Saras SpA	3,619	5,211
Snam SpA	14,029	70,589
Societa Cattolica di Assicurazioni SC	874	7,074
Societa Iniziative Autostradali e Servizi SpA	449	7,815
Tamburi Investment Partners SpA	520	3,433
Technogym SpA, 144A	555	6,368
Telecom Italia SpA*	61,116	30,028
Telecom Italia SpA-RSP	39,569	18,500
Terna Rete Elettrica Nazionale SpA	9,127	55,733
Tinexta SpA	173	2,528
Tod’s SpA	59	2,871
UniCredit SpA	13,263	150,954
Unione di Banche Italiane SpA (a)	6,708	17,153
Unipol Gruppo SpA	2,799	12,917
Zignago Vetro SpA	87	972

		2,197,781

Luxembourg — 0.9%
APERAM SA	343	8,089
ArcelorMittal	4,321	64,009
Aroundtown SA	5,062	42,990
Befesa SA, 144A*	156	6,405
Corestate Capital Holding SA*(a)	79	2,560
Eurofins Scientific SE (a)	76	34,573
Grand City Properties SA	719	18,475

See Notes to Financial Statements.	79

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
Luxembourg (Continued)
RTL Group SA	266	$12,742
SES SA	2,399	36,234
Solutions 30 SE*	430	4,275
Stabilus SA	148	6,266
Tenaris SA	3,037	35,794

		272,412

Netherlands — 9.4%
Aalberts NV	642	21,165
ABN AMRO Group NV, 144A	2,752	58,229
Accell Group NV	152	4,135
Adyen NV, 144A*	67	53,952
Aegon NV	11,487	52,563
Akzo Nobel NV	1,473	124,274
Altice Europe NV*	3,719	11,455
AMG Advanced Metallurgical Group NV (a)	205	5,206
Arcadis NV	524	9,729
Argenx SE*	200	24,756
ASM International NV	320	18,725
ASML Holding NV	2,782	526,172
ASR Nederland NV	930	35,283
Basic-Fit NV, 144A*	262	8,517
BE Semiconductor Industries NV	539	12,188
BinckBank NV	434	3,064
Boskalis Westminster (a)	526	11,864
Brunel International NV	151	2,257
Constellium NV, Class A*	742	6,062
Corbion NV	350	10,737
Eurocommercial Properties NV	264	6,895
Euronext NV, 144A	366	26,046
EXOR NV	691	43,399
Flow Traders, 144A	199	5,611
ForFarmers NV	137	1,085
Fugro NV*(a)	486	4,018
Heineken Holding NV	760	75,225
Heineken NV	1,685	176,984
IMCD NV	348	28,400
ING Groep NV	25,357	274,637
Intertrust NV, 144A	543	10,288
InterXion Holding NV*	475	35,012
Kendrion NV	74	1,503
Koninklijke Ahold Delhaize NV	7,674	172,619
Koninklijke BAM Groep NV	1,914	8,117
Koninklijke DSM NV	1,167	131,415
Koninklijke KPN NV	23,187	70,924
Koninklijke Philips NV	6,014	238,174
Koninklijke Volkerwessels NV	168	3,052
Koninklijke Vopak NV	470	19,270
NIBC Holding NV, 144A	330	2,942
NN Group NV	1,994	75,783
NSI NV REIT	116	4,704
NXP Semiconductors NV	1,924	169,620
OCI NV*	562	12,745
Pharming Group NV*	3,467	2,896
PostNL NV	2,514	4,499
ProQR Therapeutics NV*(a)	156	1,892

	Number of Shares	Value
Netherlands (Continued)
QIAGEN NV*	1,508	$57,548
Randstad NV	755	38,968
SBM Offshore NV	1,190	21,051
Shop Apotheke Europe NV, 144A*	68	2,647
SIF Holding NV	56	677
Signify NV, 144A (a)	676	18,095
Takeaway.com NV, 144A*	236	20,881
TKH Group NV	282	13,194
TomTom NV*	451	3,917
Vastned Retail NV REIT	101	3,317
Wereldhave NV REIT (a)	239	5,837
Wessanen	436	5,533
Wolters Kluwer NV	1,836	128,276

		2,928,029

Portugal — 0.6%
Altri SGPS SA*	410	2,780
Banco Comercial Portugues SA, Class R*	57,035	16,057
Corticeira Amorim SGPS SA	314	3,613
CTT-Correios de Portugal SA	807	2,092
EDP — Energias de Portugal SA	16,458	59,920
Galp Energia SGPS SA	3,370	50,750
Jeronimo Martins SGPS SA	1,633	24,856
Mota-Engil SGPS SA*	653	1,545
Navigator Co. SA	1,574	5,627
NOS SGPS SA	1,465	9,255
REN — Redes Energeticas Nacionais SGPS SA	2,502	6,806
Semapa-Sociedade de Investimento e Gestao	149	2,071
Sonae SGPS SA	5,078	5,049

		190,421

Spain — 9.3%
Acciona SA (a)	156	16,704
Acerinox SA	1,220	11,536
ACS Actividades de Construccion y Servicios SA	1,611	66,410
Aedas Homes SAU, 144A*	149	3,729
Aena SME SA, 144A	448	82,530
Almirall SA*	4	69
Almirall SA	353	6,081
Amadeus IT Group SA	2,854	217,957
Applus Services SA	802	10,214
Atresmedia Corp. de Medios de Comunicacion SA (a)	534	2,607
Banco Bilbao Vizcaya Argentaria SA	43,603	237,102
Banco de Sabadell SA	37,719	41,851
Banco Santander SA	105,632	466,365
Bankia SA	7,651	19,351
Bankinter SA	4,194	30,352
Bolsas y Mercados Espanoles SHMSF SA	449	11,788
CaixaBank SA	23,278	71,722
Cellnex Telecom SA, 144A*	1,253	44,024
Cia de Distribucion Integral Logista Holdings SA	309	6,831
CIE Automotive SA	409	9,897

See Notes to Financial Statements.	80

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
Spain (Continued)
Construcciones y Auxiliar de Ferrocarriles SA	122	$5,159
Corp. Financiera Alba SA	126	6,940
Distribuidora Internacional de Alimentacion SA (a)	2,603	1,716
Ebro Foods SA	526	11,059
eDreams ODIGEO SA*	633	2,192
Enagas SA	1,427	39,057
Ence Energia y Celulosa SA	678	2,840
Endesa SA	2,059	51,318
Ercros SA	658	1,630
Euskaltel SA, 144A	512	4,330
Faes Farma SA	1,662	7,269
Ferrovial SA*	45	1,075
Ferrovial SA	3,123	74,627
Fluidra SA*	297	3,670
Fomento de Construcciones y Contratas SA*	18	233
Fomento de Construcciones y Contratas SA	505	6,533
Gestamp Automocion SA, 144A	967	5,439
Global Dominion Access SA, 144A*	641	3,194
Grifols SA	1,963	50,395
Grupo Catalana Occidente SA	344	11,990
Iberdrola SA	38,550	358,054
Indra Sistemas SA*	1,013	10,672
Industria de Diseno Textil SA	7,120	191,297
Inmobiliaria Colonial Socimi SA REIT	1,549	17,149
Lar Espana Real Estate Socimi SA REIT	569	4,354
Liberbank SA	14,561	6,647
Mapfre SA	7,204	21,150
Masmovil Ibercom SA*	444	9,881
Mediaset Espana Comunicacion SA	986	7,094
Melia Hotels International SA	680	6,203
Merlin Properties Socimi SA REIT	2,280	30,336
Metrovacesa SA, 144A*	244	2,917
Miquel y Costas & Miquel SA	153	2,632
Naturgy Energy Group SA	1,971	56,215
Neinor Homes SA, 144A*	532	6,526
Obrascon Huarte Lain SA (a)	632	752
Pharma Mar SA*	1,235	3,317
Promotora de Informaciones SA, Class A*	1,802	2,979
Prosegur Cash SA, 144A	3,218	6,047
Prosegur Cia de Seguridad SA	1,647	7,025
Red Electrica Corp. SA	2,794	59,399
Repsol SA	9,222	148,973
Sacyr SA	2,266	5,169
Siemens Gamesa Renewable Energy SA	1,567	24,421
Solaria Energia y Medio Ambiente SA*	324	1,687
Talgo SA, 144A*	639	4,019
Tecnicas Reunidas SA	198	4,972
Telefonica SA	30,395	243,736
Telepizza Group SA, 144A	200	1,343
Tubacex SA (a)	677	2,046
Unicaja Banco SA, 144A	7,077	6,902
Viscofan SA	241	12,519
Zardoya Otis SA (a)	1,132	8,631

		2,922,850

	Number of Shares	Value
Switzerland (d) — 0.2%
EDAG Engineering Group AG*	72	$1,042
STMicroelectronics NV	4,504	68,909

		69,951

United Kingdom (d) — 2.6%
CNH Industrial NV	6,748	58,786
Coca-Cola European Partners PLC	1,537	85,150
Dialog Semiconductor PLC*	505	16,078
Fiat Chrysler Automobiles NV	7,072	90,366
Unilever NV	9,499	573,041

		823,421

TOTAL COMMON STOCKS (Cost $30,937,722)		30,092,131

PREFERRED STOCKS — 1.5%

Germany — 1.5%
Bayerische Motoren Werke AG	373	22,085
Draegerwerk AG & Co. KGaA	52	2,809
FUCHS PETROLUB SE	432	16,863
Henkel AG & Co. KGaA	1,180	107,806
Jungheinrich AG	283	7,986
Porsche Automobil Holding SE*	1,008	62,814
Sartorius AG	235	44,630
Sixt SE	106	7,401
STO SE & Co. KGaA	15	1,627
Volkswagen AG	1,208	188,259

		462,280

TOTAL PREFERRED STOCKS (Cost $497,967)		462,280

WARRANTS — 0.0%

Spain — 0.0%
Abengoa SA*, expires 3/31/25 (Cost $43)	7,125	79

SECURITIES LENDING COLLATERAL — 5.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 2.29% (e)(f) (Cost $1,747,284)	1,747,284	1,747,284

CASH EQUIVALENTS — 2.3%
DWS Government Money Market Series “Institutional Shares”, 2.35% (e) (Cost $720,256)	720,256	720,256

TOTAL INVESTMENTS — 105.6% (Cost $33,903,272)		$33,022,030
Other assets and liabilities, net — (5.6%)		(1,734,926)

NET ASSETS — 100.0%		$31,287,104

See Notes to Financial Statements.	81

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

May 31, 2019

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2019 is as follows:

Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2019	Value ($) at 5/31/2019
COMMON STOCKS — 0.3%
Germany — 0.3%
Deutsche Bank AG (b)
158,904	12,166	(30,603)		(21,604)	(32,603)	1,564	—	12,685	86,260
DWS Group GmbH & Co. KGaA, 144A (b)
—	8,101	(9,978)		1,877	—	—	—	—	—

SECURITIES LENDING COLLATERAL — 5.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.29% (e)(f)
2,729,041	—	(981,757	)(g)	—	—	24,545	—	1,747,284	1,747,284

CASH EQUIVALENTS — 2.3%
DWS Government Money Market Series “Institutional Shares”, 2.35% (e)
—	5,571,892	(4,851,636)		—	—	15,720	—	720,256	720,256

2,887,945	5,592,159	(5,873,974)		(19,727)	(32,603)	41,829	—	2,480,225	2,553,800

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2019 amounted to $1,667,941, which is 5.3% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Investment was valued using significant unobservable inputs.
(d)	Securities listed in country of domicile and traded on an exchange within Eurozone.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $199,671.

(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2019.

REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At May 31, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
EURO STOXX Futures	EUR	22	$820,752	$804,911	6/21/2019	$(13,874)

As of May 31, 2019, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	6/5/2019	EUR	12,341,800	USD	13,870,357	$76,590	$—
JP Morgan & Chase Co.	6/5/2019	EUR	2,194,000	USD	2,465,707	13,591	—
JP Morgan & Chase Co.	6/5/2019	EUR	14,406,900	USD	16,191,483	89,665	—
JP Morgan & Chase Co.	6/5/2019	EUR	80,430	USD	89,954	62	—
Goldman Sachs & Co.	6/5/2019	USD	68,361	EUR	61,000	—	(185)
Goldman Sachs & Co.	6/5/2019	USD	13,686,274	EUR	12,280,800	39,316	—
JP Morgan & Chase Co.	6/5/2019	USD	18,590,358	EUR	16,681,330	53,468	—
Goldman Sachs & Co.	7/3/2019	EUR	12,280,800	USD	13,718,575	—	(40,616)
JP Morgan & Chase Co.	7/3/2019	EUR	16,681,330	USD	18,634,413	—	(55,053)
Goldman Sachs & Co.	7/3/2019	USD	1,419,903	EUR	1,271,000	4,103	—

Total unrealized appreciation (depreciation)						$276,795	$(95,854)

See Notes to Financial Statements.	82

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

May 31, 2019

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (h)	$30,091,744	$—	$387	$30,092,131
Preferred Stocks	462,280	—	—	462,280
Warrant	79	—	—	79
Short-Term Investments (h)	2,467,540	—	—	2,467,540
Derivatives (i)
Forward Foreign Currency Contracts	—	276,795	—	276,795

TOTAL	$33,021,643	$276,795	$387	$33,298,825

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Forward Foreign Currency Contracts	$—	$(95,854)	$—	$(95,854)
Futures Contracts	(13,874)	—	—	(13,874)

TOTAL	$(13,874)	$(95,854)	$—	$(109,728)

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the year ended May 31, 2019, the amount of transfers from Level 1 to Level 3 was $2,108. The investments were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity.

See Notes to Financial Statements.	83

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Germany Hedged Equity ETF

May 31, 2019

	Number of Shares	Value
COMMON STOCKS — 92.8%

Communication Services — 6.0%
1&1 Drillisch AG	1,054	$32,216
Axel Springer SE	970	60,197
Deutsche Telekom AG	66,318	1,119,463
RTL Group SA	766	36,694
Telefonica Deutschland Holding AG	17,816	49,977
United Internet AG	2,445	87,543

		1,386,090

Consumer Discretionary — 13.7%
adidas AG	3,584	1,025,796
Bayerische Motoren Werke AG	6,546	453,546
Continental AG	2,184	297,176
Daimler AG	18,069	937,332
Delivery Hero SE, 144A*	2,218	95,521
HUGO BOSS AG	1,237	71,998
Puma SE	164	95,363
Volkswagen AG	638	101,281
Zalando SE, 144A*	2,469	98,029

		3,176,042

Consumer Staples — 2.0%
Beiersdorf AG	2,011	231,512
Henkel AG & Co. KGaA	2,088	181,012
METRO AG	3,594	56,653

		469,177

Financials — 16.0%
Allianz SE	8,434	1,873,678
Commerzbank AG	19,869	139,884
Deutsche Bank AG (a)	38,964	264,960
Deutsche Boerse AG	3,777	522,163
Hannover Rueck SE	1,199	179,757
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,979	719,182

		3,699,624

Health Care — 10.5%
Bayer AG	18,526	1,093,186
Carl Zeiss Meditec AG	795	74,826
Fresenius Medical Care AG & Co. KGaA	4,285	312,496
Fresenius SE & Co. KGaA	8,290	420,552
Merck KGaA	2,573	248,524
QIAGEN NV*	4,595	175,355
Siemens Healthineers AG, 144A	2,975	115,825

		2,440,764

Industrials — 13.5%
Brenntag AG	3,044	141,398
Deutsche Lufthansa AG	4,724	89,980
Deutsche Post AG	19,669	579,657
Fraport AG Frankfurt Airport Services Worldwide	819	64,504
GEA Group AG	3,022	82,646
HOCHTIEF AG	493	58,711
KION Group AG	1,280	69,839
Knorr-Bremse AG*	961	105,802
MTU Aero Engines AG	1,034	223,635
Siemens AG	15,203	1,722,870

		3,139,042

	Number of Shares	Value
Information Technology — 13.7%
Infineon Technologies AG	22,592	$405,941
SAP SE	19,529	2,409,027
Wirecard AG	2,332	364,989

		3,179,957

Materials — 9.1%
BASF SE	18,254	1,204,385
Covestro AG, 144A	3,425	150,104
Evonik Industries AG	3,670	96,431
HeidelbergCement AG	2,961	220,174
LANXESS AG	1,726	86,519
Symrise AG	2,570	240,770
thyssenkrupp AG	8,104	102,621

		2,101,004

Real Estate — 4.2%
Aroundtown SA	15,677	133,139
Deutsche Wohnen SE	7,110	335,591
Vonovia SE	9,801	514,176

		982,906

Utilities — 4.1%
E.ON SE	43,928	458,797
Innogy SE	2,517	104,461
Innogy SE, 144A	180	8,160
RWE AG	10,898	272,228
Uniper SE	4,049	113,582

		957,228

TOTAL COMMON STOCKS (Cost $24,899,453)		21,531,834

PREFERRED STOCKS — 5.8%

Consumer Discretionary — 3.6%
Bayerische Motoren Werke AG	1,141	67,558
Porsche Automobil Holding SE*	3,043	189,624
Volkswagen AG	3,693	575,529

		832,711

Consumer Staples — 1.4%
Henkel AG & Co. KGaA	3,531	322,596

Health Care — 0.6%
Sartorius AG	701	133,132

Materials — 0.2%
FUCHS PETROLUB SE	1,354	52,851

TOTAL PREFERRED STOCKS (Cost $1,889,001)		1,341,290

CASH EQUIVALENTS — 1.1%
DWS Government Money Market Series “Institutional Shares”, 2.35% (b) (Cost $266,383)	266,383	$266,383

TOTAL INVESTMENTS — 99.7%
(Cost $27,054,837)		$23,139,507
Other assets and liabilities, net — 0.3%		71,930

NET ASSETS — 100.0%		$23,211,437

See Notes to Financial Statements.	84

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Germany Hedged Equity ETF (Continued)

May 31, 2019

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2019 is as follows:

Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2019	Value ($) at 5/31/2019
COMMON STOCKS — 1.1%
Financials — 1.1%
Deutsche Bank AG (a)
528,438	60,660	(167,469)	(224,883)	68,214	4,683	—	38,964	264,960

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.29% (b)(c)
—	—	—	—	—	57	—	—	—

CASH EQUIVALENTS — 1.1%
DWS Government Money Market Series “Institutional Shares”, 2.35% (b)
—	3,101,865	(2,835,482)	—	—	6,981	—	266,383	266,383

528,438	3,162,525	(3,002,951)	(224,883)	68,214	11,721	—	305,347	531,343

*	Non-income producing security.
(a)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2019.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At May 31, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
DAX Mini Futures	EUR	6	$403,868	$392,993	6/21/2019	$(10,124)

As of May 31, 2019, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	6/5/2019	EUR	4,534,834	USD	5,096,482	$28,142	$—
RBC Capital Markets	6/5/2019	EUR	8,050,933	USD	9,045,827	47,732	—
RBC Capital Markets	6/5/2019	EUR	1,938,000	USD	2,178,039	12,040	—
RBC Capital Markets	6/5/2019	EUR	110,086	USD	123,110	73	—
The Bank of Nova Scotia	6/5/2019	EUR	7,239,333	USD	8,133,970	42,956	—
Goldman Sachs & Co.	6/5/2019	USD	5,053,822	EUR	4,534,834	14,518	—
RBC Capital Markets	6/5/2019	USD	11,253,842	EUR	10,099,019	33,289	—
The Bank of Nova Scotia	6/5/2019	USD	21,293	EUR	19,000	—	(57)
The Bank of Nova Scotia	6/5/2019	USD	8,045,978	EUR	7,220,333	23,800	—
Goldman Sachs & Co.	7/3/2019	EUR	4,534,834	USD	5,065,750	—	(14,998)
RBC Capital Markets	7/3/2019	EUR	10,099,019	USD	11,280,604	—	(34,158)
The Bank of Nova Scotia	7/3/2019	EUR	7,220,333	USD	8,064,968	—	(24,566)
RBC Capital Markets	7/3/2019	USD	999,833	EUR	895,000	2,909	—

Total unrealized appreciation (depreciation)						$205,459	$(73,779)

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

See Notes to Financial Statements.	85

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Germany Hedged Equity ETF (Continued)

May 31, 2019

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$21,531,834	$—	$—	$21,531,834
Preferred Stocks (d)	1,341,290	—	—	1,341,290
Short-Term Investments	266,383	—	—	266,383
Derivatives (e)
Forward Foreign Currency Contracts	—	205,459	—	205,459

TOTAL	$23,139,507	$205,459	$—	$23,344,966

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (e)
Forward Foreign Currency Contracts	$—	$(73,779)	$—	$(73,779)
Futures Contracts	(10,124)	—	—	(10,124)

TOTAL	$(10,124)	$(73,779)	$—	$(83,903)

(d)	See Schedule of Investments for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.	86

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF

May 31, 2019

	Number of Shares	Value
COMMON STOCKS — 98.6%

Communication Services — 8.9%
CyberAgent, Inc.	12,100	$466,737
Dentsu, Inc.	27,636	905,346
Hakuhodo DY Holdings, Inc.	32,380	510,359
Kakaku.com, Inc.	14,836	301,471
KDDI Corp.	227,315	5,849,378
Konami Holdings Corp.	11,064	522,749
LINE Corp.*	7,947	232,473
Nexon Co. Ltd.*	62,664	935,059
Nintendo Co. Ltd.	14,521	5,185,832
Nippon Telegraph & Telephone Corp.	81,376	3,654,091
NTT DOCOMO, Inc.	169,005	3,891,958
SoftBank Corp. (a)	214,300	2,788,382
SoftBank Group Corp.	105,193	9,949,968
Toho Co. Ltd.	12,698	546,050
Yahoo Japan Corp.	356,028	1,028,346

		36,768,199

Consumer Discretionary — 17.9%
ABC-Mart, Inc.	4,411	275,980
Aisin Seiki Co. Ltd.	20,523	682,743
Bandai Namco Holdings, Inc.	27,207	1,340,704
Benesse Holdings, Inc.	10,888	254,001
Bridgestone Corp.	74,507	2,790,790
Casio Computer Co. Ltd.	25,892	289,348
Denso Corp.	52,510	2,036,146
Fast Retailing Co. Ltd.	7,489	4,337,974
Hikari Tsushin, Inc.	2,752	559,212
Honda Motor Co. Ltd.	211,345	5,170,263
Iida Group Holdings Co. Ltd.	18,366	291,849
Isetan Mitsukoshi Holdings Ltd.	42,275	350,325
Isuzu Motors Ltd.	72,595	803,894
J. Front Retailing Co. Ltd.	32,400	339,353
Koito Manufacturing Co. Ltd.	11,672	542,859
Marui Group Co. Ltd.	25,702	536,975
Mazda Motor Corp.	73,704	721,975
McDonald’s Holdings Co. Japan Ltd.	9,419	429,381
Mercari, Inc.*	10,000	295,298
Mitsubishi Motors Corp.	83,038	392,336
NGK Spark Plug Co. Ltd.	19,790	348,994
Nikon Corp.	37,959	520,528
Nissan Motor Co. Ltd.	296,547	2,010,275
Nitori Holdings Co. Ltd.	9,547	1,138,698
Oriental Land Co. Ltd.	26,025	3,182,127
Pan Pacific International Holdings Corp.	13,850	858,875
Panasonic Corp.	284,044	2,266,795
Rakuten, Inc.	108,438	1,135,765
Rinnai Corp.	4,755	312,422
Ryohin Keikaku Co. Ltd.	3,270	593,558
Sankyo Co. Ltd.	6,253	239,468
Sega Sammy Holdings, Inc.	23,188	275,607
Sekisui Chemical Co. Ltd.	49,352	727,312
Sekisui House Ltd.	74,452	1,196,495
Sharp Corp.	30,055	274,021
Shimamura Co. Ltd.	2,870	219,822
Shimano, Inc.	9,484	1,456,317
Sony Corp.	162,593	7,887,707

	Number of Shares	Value
Consumer Discretionary (Continued)
Stanley Electric Co. Ltd.	12,446	$285,523
Subaru Corp.	76,717	1,785,450
Sumitomo Electric Industries Ltd.	95,813	1,159,588
Sumitomo Rubber Industries Ltd.	21,730	241,433
Suzuki Motor Corp.	46,389	2,208,042
Toyoda Gosei Co. Ltd.	11,163	195,622
Toyota Industries Corp.	18,199	938,794
Toyota Motor Corp.	291,373	17,165,369
USS Co. Ltd.	32,518	619,062
Yamada Denki Co. Ltd.	73,747	345,716
Yamaha Corp.	16,807	757,645
Yamaha Motor Co. Ltd.	36,024	619,321
Yokohama Rubber Co. Ltd.	11,046	184,907
ZOZO, Inc.	27,734	478,080

		74,070,744

Consumer Staples — 8.3%
Aeon Co. Ltd.	83,002	1,438,068
Ajinomoto Co., Inc.	53,601	913,589
Asahi Group Holdings Ltd.	47,197	2,080,562
Calbee, Inc.	11,008	312,874
Coca-Cola Bottlers Japan Holdings, Inc.	15,600	355,288
FamilyMart UNY Holdings Co. Ltd.	31,536	761,299
Japan Tobacco, Inc.	154,589	3,555,697
Kao Corp.	62,184	4,866,150
Kikkoman Corp.	17,348	721,199
Kirin Holdings Co. Ltd.	104,689	2,275,113
Kobayashi Pharmaceutical Co. Ltd.	6,500	484,658
Kose Corp.	4,288	679,416
Lawson, Inc.	7,269	340,090
Lion Corp.	32,588	632,724
MEIJI Holdings Co. Ltd.	14,493	1,017,780
NH Foods Ltd.	11,111	450,120
Nisshin Seifun Group, Inc.	27,775	646,926
Nissin Foods Holdings Co. Ltd.	8,970	544,665
Pigeon Corp.	12,400	473,160
Pola Orbis Holdings, Inc.	10,979	304,452
Seven & i Holdings Co. Ltd.	96,502	3,264,673
Shiseido Co. Ltd.	51,007	3,686,964
Sundrug Co. Ltd.	10,957	275,227
Suntory Beverage & Food Ltd.	17,036	709,801
Toyo Suisan Kaisha Ltd.	9,412	368,263
Tsuruha Holdings, Inc.	5,297	425,754
Unicharm Corp.	52,474	1,578,118
Welcia Holdings Co. Ltd.	6,600	232,049
Yakult Honsha Co. Ltd.	13,238	754,956
Yamazaki Baking Co. Ltd.	14,606	219,835

		34,369,470

Energy — 0.9%
Idemitsu Kosan Co. Ltd.	27,360	776,376
Inpex Corp.	128,744	1,044,066
JXTG Holdings, Inc.	409,637	1,960,013

		3,780,455

Financials — 10.7%
Acom Co. Ltd.	51,674	173,574
AEON Financial Service Co. Ltd.	14,672	235,180

See Notes to Financial Statements.	87

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
Financials (Continued)
Aozora Bank Ltd. (a)	11,792	$287,169
Bank of Kyoto Ltd.	7,704	302,146
Chiba Bank Ltd.	74,160	356,548
Concordia Financial Group Ltd.	138,238	530,679
Credit Saison Co. Ltd.	18,992	205,054
Dai-ichi Life Holdings, Inc.	139,619	2,027,964
Daiwa Securities Group, Inc.	203,944	892,826
Fukuoka Financial Group, Inc.	17,848	306,512
Japan Exchange Group, Inc.	64,732	1,005,940
Japan Post Bank Co. Ltd.	52,725	541,044
Japan Post Holdings Co. Ltd.	204,970	2,273,556
Mebuki Financial Group, Inc.	110,862	279,291
Mitsubishi UFJ Financial Group, Inc.	1,566,342	7,243,058
Mitsubishi UFJ Lease & Finance Co. Ltd.	51,916	259,664
Mizuho Financial Group, Inc.	3,117,272	4,421,397
MS&AD Insurance Group Holdings, Inc.	59,589	1,894,926
Nomura Holdings, Inc.	434,977	1,373,992
ORIX Corp.	170,627	2,416,947
Resona Holdings, Inc.	264,276	1,121,585
SBI Holdings, Inc.	31,999	741,471
Seven Bank Ltd.	72,204	185,232
Shinsei Bank Ltd.	16,547	235,611
Shizuoka Bank Ltd.	52,682	418,092
Sompo Holdings, Inc.	40,975	1,554,830
Sony Financial Holdings, Inc.	22,282	495,133
Sumitomo Mitsui Financial Group, Inc.	171,372	5,982,561
Sumitomo Mitsui Trust Holdings, Inc.	40,762	1,498,976
T&D Holdings, Inc.	72,849	763,346
Tokio Marine Holdings, Inc.	83,671	4,170,231
Tokyo Century Corp.	5,800	235,500

		44,430,035

Health Care — 8.9%
Alfresa Holdings Corp.	25,490	643,336
Asahi Intecc Co. Ltd.	10,600	543,866
Astellas Pharma, Inc.	243,035	3,280,014
Chugai Pharmaceutical Co. Ltd.	29,345	1,960,576
Daiichi Sankyo Co. Ltd.	72,361	3,509,039
Eisai Co. Ltd.	31,212	1,838,474
Hisamitsu Pharmaceutical Co., Inc.	7,406	297,976
Hoya Corp.	48,886	3,409,592
Kyowa Hakko Kirin Co. Ltd.	33,360	631,089
M3, Inc.	52,884	1,001,412
Medipal Holdings Corp.	22,082	479,073
Mitsubishi Tanabe Pharma Corp.	32,361	383,142
Olympus Corp.	147,776	1,752,338
Ono Pharmaceutical Co. Ltd.	50,483	894,453
Otsuka Holdings Co. Ltd.	49,700	1,672,184
PeptiDream, Inc.*	10,700	534,185
Santen Pharmaceutical Co. Ltd.	48,374	697,721
Shionogi & Co. Ltd.	31,508	1,727,103
Sumitomo Dainippon Pharma Co. Ltd.	19,148	393,862
Suzuken Co. Ltd.	9,432	582,292
Sysmex Corp.	20,744	1,441,255
Taisho Pharmaceutical Holdings Co. Ltd.	4,746	389,350
Takeda Pharmaceutical Co. Ltd.	189,023	6,399,902
Terumo Corp.	81,902	2,333,903

		36,796,137

	Number of Shares	Value
Industrials — 21.0%
AGC, Inc.	24,862	$801,852
Amada Holdings Co. Ltd.	44,034	455,111
ANA Holdings, Inc. (a)	14,618	490,482
Central Japan Railway Co.	18,026	3,766,888
Dai Nippon Printing Co. Ltd.	30,843	670,283
Daifuku Co. Ltd.	11,500	580,492
Daikin Industries Ltd.	31,048	3,790,569
East Japan Railway Co.	38,985	3,709,088
FANUC Corp.	25,089	4,277,389
Fuji Electric Co. Ltd.	13,806	462,472
Hankyu Hanshin Holdings, Inc.	32,440	1,170,492
Hino Motors Ltd.	30,860	245,194
Hitachi Construction Machinery Co. Ltd.	12,620	294,756
Hoshizaki Corp.	7,554	573,007
IHI Corp.	16,568	370,454
ITOCHU Corp.	171,588	3,165,269
Japan Airlines Co. Ltd.	12,954	407,992
Japan Airport Terminal Co. Ltd. (a)	7,035	267,468
JGC Corp.	28,983	387,813
JTEKT Corp.	29,584	314,500
Kajima Corp.	52,576	722,426
Kamigumi Co. Ltd.	11,342	268,361
Kawasaki Heavy Industries Ltd.	18,293	410,713
Keihan Holdings Co. Ltd.	11,104	480,065
Keikyu Corp.	32,581	552,913
Keio Corp.	12,436	830,865
Keisei Electric Railway Co. Ltd.	14,884	557,644
Kintetsu Group Holdings Co. Ltd.	22,010	1,056,171
Komatsu Ltd.	117,737	2,625,492
Kubota Corp.	133,563	2,046,614
Kurita Water Industries Ltd.	10,042	241,772
Kyushu Railway Co.	20,300	606,949
LIXIL Group Corp.	32,516	417,684
Makita Corp.	28,544	1,003,577
Marubeni Corp.	198,987	1,254,904
MINEBEA MITSUMI, Inc.	52,224	769,155
MISUMI Group, Inc.	34,720	820,541
Mitsubishi Corp.	173,591	4,538,212
Mitsubishi Electric Corp.	234,726	2,946,936
Mitsubishi Heavy Industries Ltd.	40,402	1,775,801
Mitsui & Co. Ltd.	211,871	3,279,782
Mitsui OSK Lines Ltd.	13,108	280,147
MonotaRO Co. Ltd.	14,300	306,282
Nabtesco Corp.	13,872	351,392
Nagoya Railroad Co. Ltd.	24,601	680,605
NGK Insulators Ltd.	32,364	440,221
Nidec Corp.	29,345	3,680,142
Nippon Express Co. Ltd.	9,439	504,331
Nippon Yusen KK	18,812	285,222
NSK Ltd.	46,898	377,815
Obayashi Corp.	79,608	733,159
Odakyu Electric Railway Co. Ltd.	36,277	897,175
Park24 Co. Ltd.	11,168	210,241
Persol Holdings Co. Ltd.	23,000	490,712
Recruit Holdings Co. Ltd.	152,391	4,876,962
Secom Co. Ltd.	27,772	2,380,604
Seibu Holdings, Inc.	32,030	537,356

See Notes to Financial Statements.	88

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
Industrials (Continued)
SG Holdings Co. Ltd.	17,200	$466,804
Shimizu Corp.	72,568	592,652
SMC Corp.	7,358	2,428,788
Sohgo Security Services Co. Ltd.	9,422	456,471
Sumitomo Corp.	149,973	2,170,744
Sumitomo Heavy Industries Ltd.	11,858	376,974
Taisei Corp.	26,552	971,519
THK Co. Ltd.	11,176	229,677
Tobu Railway Co. Ltd.	26,990	787,047
Tokyu Corp.	63,422	1,127,216
Toppan Printing Co. Ltd.	31,039	454,278
Toshiba Corp.	72,423	2,305,720
TOTO Ltd.	18,138	677,047
Toyota Tsusho Corp.	30,431	880,369
West Japan Railway Co.	20,179	1,582,813
Yamato Holdings Co. Ltd.	36,117	733,572

		86,682,205

Information Technology — 10.8%
Advantest Corp.	25,600	602,645
Alps Alpine Co. Ltd.	29,842	495,691
Brother Industries Ltd.	32,022	550,519
Canon, Inc.	127,197	3,597,645
Disco Corp.	3,800	531,961
FUJIFILM Holdings Corp.	46,857	2,248,046
Fujitsu Ltd.	26,540	1,801,335
GMO Payment Gateway, Inc.	5,500	370,507
Hamamatsu Photonics KK	14,388	517,817
Hirose Electric Co. Ltd.	4,766	523,374
Hitachi High-Technologies Corp.	8,770	374,302
Hitachi Ltd.	121,934	4,147,545
Itochu Techno-Solutions Corp.	10,700	266,204
Keyence Corp.	11,643	6,608,784
Konica Minolta, Inc.	64,280	568,267
Kyocera Corp.	40,608	2,482,235
Murata Manufacturing Co. Ltd.	74,245	3,223,575
NEC Corp.	30,993	1,151,173
Nippon Electric Glass Co. Ltd.	11,168	269,397
Nomura Research Institute Ltd.	12,274	601,439
NTT Data Corp.	75,740	908,614
Obic Co. Ltd.	9,362	1,134,343
Omron Corp.	26,217	1,248,371
Oracle Corp. (a)	5,672	397,273
Otsuka Corp.	10,860	422,414
Renesas Electronics Corp.*	103,600	473,234
Ricoh Co. Ltd.	83,634	813,457
Rohm Co. Ltd.	10,112	628,938
Seiko Epson Corp.	31,024	458,067
Shimadzu Corp.	31,736	796,878
SUMCO Corp.	32,400	359,684
TDK Corp.	15,628	1,067,201
Tokyo Electron Ltd.	19,614	2,676,981
Trend Micro, Inc.	15,472	696,037
Yaskawa Electric Corp.	30,982	900,598
Yokogawa Electric Corp.	32,408	631,921

		44,546,472

	Number of Shares	Value
Materials — 5.2%
Air Water, Inc.	14,704	$219,546
Asahi Kasei Corp.	164,584	1,699,529
Daicel Corp.	30,846	263,300
Hitachi Chemical Co. Ltd.	11,894	318,959
Hitachi Metals Ltd.	30,346	302,998
JFE Holdings, Inc.	59,819	832,437
JSR Corp.	26,351	375,696
Kaneka Corp.	6,837	236,596
Kansai Paint Co. Ltd.	22,906	434,805
Kobe Steel Ltd.	40,166	249,451
Kuraray Co. Ltd.	47,521	546,405
Maruichi Steel Tube Ltd.	7,632	200,370
Mitsubishi Chemical Holdings Corp.	172,896	1,134,877
Mitsubishi Gas Chemical Co., Inc.	21,776	272,288
Mitsubishi Materials Corp.	11,572	302,528
Mitsui Chemicals, Inc.	24,681	543,658
Nippon Paint Holdings Co. Ltd.	16,463	653,263
Nippon Steel Corp.	102,337	1,706,010
Nissan Chemical Corp.	14,702	625,444
Nitto Denko Corp.	20,318	890,606
Oji Holdings Corp.	105,684	550,046
Shin-Etsu Chemical Co. Ltd.	47,131	3,934,796
Showa Denko KK	16,600	457,567
Sumitomo Chemical Co. Ltd.	188,556	817,804
Sumitomo Metal Mining Co. Ltd.	30,905	816,224
Taiheiyo Cement Corp.	12,578	372,587
Taiyo Nippon Sanso Corp.	19,280	362,239
Teijin Ltd.	23,859	390,366
Toray Industries, Inc.	175,542	1,209,914
Tosoh Corp.	32,400	412,008
Toyo Seikan Group Holdings Ltd.	17,826	338,211

		21,470,528

Real Estate — 4.2%
Aeon Mall Co. Ltd.	11,022	162,230
Daito Trust Construction Co. Ltd.	9,151	1,193,645
Daiwa House Industry Co. Ltd.	74,617	2,238,544
Daiwa House REIT Investment Corp. REIT	264	625,132
Hulic Co. Ltd. (a)	34,810	276,900
Japan Prime Realty Investment Corp. REIT	111	475,283
Japan Real Estate Investment Corp. REIT	151	898,768
Japan Retail Fund Investment Corp. REIT	323	651,574
Mitsubishi Estate Co. Ltd.	154,324	2,843,954
Mitsui Fudosan Co. Ltd.	114,482	2,780,043
Nippon Building Fund, Inc. REIT	168	1,150,334
Nippon Prologis REIT, Inc. REIT	241	525,078
Nomura Real Estate Holdings, Inc.	12,528	258,271
Nomura Real Estate Master Fund, Inc. REIT	521	809,638
Sumitomo Realty & Development Co. Ltd.	42,750	1,580,762
Tokyu Fudosan Holdings Corp.	74,127	414,534
United Urban Investment Corp. REIT	316	521,977

		17,406,667

See Notes to Financial Statements.	89

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
Utilities — 1.8%
Chubu Electric Power Co., Inc.	78,734	$1,076,403
Chugoku Electric Power Co., Inc.	30,868	387,114
Electric Power Development Co. Ltd.	16,566	363,989
Kansai Electric Power Co., Inc.	90,107	1,052,281
Kyushu Electric Power Co., Inc.	51,190	505,924
Osaka Gas Co. Ltd.	50,489	897,820
Toho Gas Co. Ltd.	10,828	422,668
Tohoku Electric Power Co., Inc.	53,021	542,124
Tokyo Electric Power Co. Holdings, Inc.*	183,384	944,293
Tokyo Gas Co. Ltd.	51,365	1,278,615

		7,471,231

TOTAL COMMON STOCKS (Cost $451,455,798)		407,792,143

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 2.29% (b)(c) (Cost $10,080)	10,080	10,080

	Number of Shares	Value
CASH EQUIVALENTS — 0.4%
DWS ESG Liquidity Fund “Capital Shares”, 2.56% (b)	115,456	$115,456
DWS Government Money Market Series “Institutional Shares” , 2.35% (b)	1,732,723	1,732,723

TOTAL CASH EQUIVALENTS (Cost $1,848,179)		1,848,179

TOTAL INVESTMENTS — 99.0%
(Cost $453,314,057)		$409,650,402
Other assets and liabilities, net — 1.0%		3,988,656

NET ASSETS — 100.0%		$413,639,058

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2019 is as follows:

Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2019	Value ($) at 5/31/2019
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.29% (b)(c)
1,120,785	—	(1,110,705	)(d)	—	—	57,819	—	10,080	10,080

CASH EQUIVALENTS — 0.4%
DWS ESG Liquidity Fund “Capital Shares”, 2.56% (b)
—	10,015,455	(9,899,719)		(280)	—	10,557	—	115,456	115,456

DWS ESG Liquidity Fund “Institutional Shares”, 2.56% (b)
—	9,999,000	(9,999,000)		—	—	18,123		—	—

DWS Government Money Market Series “Institutional Shares”, 2.35% (b)
—	161,621,220	(159,888,497)		—	—	184,072	—	1,732,723	1,732,723

1,120,785	181,635,675	(180,897,921)		(280)	—	270,571	—	1,858,259	1,858,259

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2019 amounted to $3,577,271, which is 0.9% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $3,721,335.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2019.

REIT:	Real Estate Investment Trust

See Notes to Financial Statements.	90

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF (Continued)

May 31, 2019

At May 31, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
Yen Denominated Nikkei 225 Futures	JPY	5	$502,379	$471,208	6/13/2019	$(44,751)
Nikkei 225 Futures	JPY	10	1,931,537	1,895,446	6/13/2019	(78,116)
TOPIX Index Futures	JPY	47	6,757,375	6,531,814	6/13/2019	(398,320)

Total net unrealized depreciation						$(521,187)

As of May 31, 2019, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	6/5/2019	JPY	109,567,500	USD	985,940	$—	$(25,583)
JP Morgan & Chase Co.	6/5/2019	JPY	310,000,000	USD	2,843,259	—	(18,648)
JP Morgan & Chase Co.	6/5/2019	JPY	20,389,770,300	USD	183,474,595	—	(4,762,908)
RBC Capital Markets	6/5/2019	JPY	1,830,000,000	USD	16,467,097	—	(427,386)
RBC Capital Markets	6/5/2019	JPY	17,159,175,100	USD	154,407,438	—	(4,005,345)
The Bank of Nova Scotia	6/5/2019	JPY	17,446,664,700	USD	156,993,293	—	(4,073,582)
Goldman Sachs & Co.	6/5/2019	USD	1,009,222	JPY	109,567,500	2,301	—
JP Morgan & Chase Co.	6/5/2019	USD	153,577,129	JPY	16,673,362,100	350,649	—
JP Morgan & Chase Co.	6/5/2019	USD	36,837,697	JPY	4,026,408,200	333,934	—
RBC Capital Markets	6/5/2019	USD	174,894,544	JPY	18,989,175,100	412,723	—
The Bank of Nova Scotia	6/5/2019	USD	24,252,813	JPY	2,668,836,500	385,774	—
The Bank of Nova Scotia	6/5/2019	USD	119,660,810	JPY	12,992,172,400	282,380	—
The Bank of Nova Scotia	6/5/2019	USD	10,145,990	JPY	1,118,446,700	179,463	—
The Bank of Nova Scotia	6/5/2019	USD	6,073,635	JPY	667,209,100	86,012	—
Goldman Sachs & Co.	7/3/2019	JPY	109,567,500	USD	1,011,503	—	(2,387)
JP Morgan & Chase Co.	7/3/2019	JPY	16,673,362,100	USD	153,925,197	—	(362,826)
RBC Capital Markets	7/3/2019	JPY	18,989,175,100	USD	175,293,323	—	(424,224)
The Bank of Nova Scotia	7/3/2019	JPY	12,992,172,400	USD	119,924,793	—	(299,106)
RBC Capital Markets	7/3/2019	USD	23,148,748	JPY	2,507,359,000	53,259	—

Total unrealized appreciation (depreciation)						$2,086,495	$(14,401,995)

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

JPY	Japanese Yen
USD	U.S. Dollar

See Notes to Financial Statements.	91

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF (Continued)

May 31, 2019

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$407,792,143	$—	$—	$407,792,143
Short-Term Investments (e)	1,858,259	—	—	1,858,259
Derivatives (f)
Forward Foreign Currency Contracts	—	2,086,495	—	2,086,495

TOTAL	$409,650,402	$2,086,495	$—	$411,736,897

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Forward Foreign Currency Contracts	$—	$(14,401,995)	$—	$(14,401,995)
Futures Contracts	(521,187)	—	—	(521,187)

TOTAL	$(521,187)	$(14,401,995)	$—	$(14,923,182)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.	92

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI South Korea Hedged Equity ETF

May 31, 2019

	Number of Shares	Value
COMMON STOCKS — 95.9%

Communication Services — 6.2%
Cheil Worldwide, Inc.	800	$17,734
Kakao Corp.	455	47,567
LG Uplus Corp.	1,101	12,897
NAVER Corp.	1,173	109,824
NCSoft Corp.	154	61,683
Netmarble Corp., 144A*	241	23,171
Pearl Abyss Corp.*	66	10,957
SK Telecom Co. Ltd.	186	39,124

		322,957

Consumer Discretionary — 12.0%
CJ ENM Co. Ltd.	102	16,410
Fila Korea Ltd.	460	30,128
Hankook Tire & Technology Co. Ltd.	719	21,131
Hanon Systems	1,994	19,423
HLB, Inc.*	309	18,215
Hotel Shilla Co. Ltd.	297	23,592
Hyundai Department Store Co. Ltd.	158	11,224
Hyundai Mobis Co. Ltd.	577	105,138
Hyundai Motor Co.	1,289	145,579
Kangwon Land, Inc.	1,120	29,201
Kia Motors Corp.	2,301	76,030
LG Electronics, Inc.	926	61,117
Lotte Shopping Co. Ltd.	115	15,451
Shinsegae Inc.	72	18,017
Woongjin Coway Co. Ltd.	483	32,487

		623,143

Consumer Staples — 6.1%
Amorepacific Corp.	279	41,936
AMOREPACIFIC Group	272	14,800
BGF retail Co. Ltd.	86	13,468
CJ CheilJedang Corp.	83	19,549
E-MART, Inc.	186	22,491
GS Retail Co. Ltd.	345	9,850
KT&G Corp.	998	84,640
LG Household & Health Care Ltd.	80	85,851
Orion Corp.	207	14,948
Ottogi Corp.	15	8,955

		316,488

Energy — 2.3%
GS Holdings Corp.	500	21,034
SK Innovation Co. Ltd.	511	70,799
S-Oil Corp.	414	29,028

		120,861

Financials — 13.2%
BNK Financial Group, Inc.	2,607	15,105
DB Insurance Co. Ltd.	488	25,201
Hana Financial Group, Inc.	2,522	76,873
Hanwha Life Insurance Co. Ltd.	3,465	9,340
Hyundai Marine & Fire Insurance Co. Ltd.	629	16,241
Industrial Bank of Korea	2,387	27,761
KB Financial Group, Inc.	3,323	122,216
Korea Investment Holdings Co. Ltd.	387	23,527
Meritz Securities Co. Ltd.	200	789

	Number of Shares	Value
Financials (Continued)
Mirae Asset Daewoo Co. Ltd.	3,780	$23,679
NH Investment & Securities Co. Ltd.	1,448	16,415
Orange Life Insurance Ltd., 144A	387	11,796
Samsung Card Co. Ltd.	370	11,433
Samsung Fire & Marine Insurance Co. Ltd.	270	61,441
Samsung Life Insurance Co. Ltd.	621	42,134
Samsung Securities Co. Ltd.	639	18,968
Shinhan Financial Group Co. Ltd.	3,583	133,734
Woori Financial Group, Inc.	4,149	48,427

		685,080

Health Care — 5.6%
Celltrion Healthcare Co. Ltd.*	452	21,596
Celltrion Pharm, Inc.*	188	8,067
Celltrion, Inc.*	692	110,404
Hanmi Pharm. Co. Ltd.	63	21,610
Hanmi Science Co. Ltd.	185	10,703
Helixmith Co. Ltd.*	133	21,755
Medy-Tox, Inc.	42	15,807
Samsung Biologics Co. Ltd., 144A*	136	34,260
SillaJen, Inc.*	522	24,108
Yuhan Corp.	99	20,575

		288,885

Industrials — 10.4%
CJ Corp.	159	13,551
CJ Logistics Corp.*	99	13,259
Daelim Industrial Co. Ltd.	287	24,943
Daewoo Engineering & Construction Co. Ltd.*	2,177	8,784
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	387	9,684
Doosan Bobcat, Inc.	560	15,847
GS Engineering & Construction Corp.	555	18,711
Hanwha Corp.	502	10,770
HDC Hyundai Development Co-Engineering & Construction, Class E	267	9,607
Hyundai Engineering & Construction Co. Ltd.	716	30,903
Hyundai Glovis Co. Ltd.	192	26,199
Hyundai Heavy Industries Co. Ltd.*	343	33,842
Hyundai Heavy Industries Holdings Co. Ltd.	92	24,412
KCC Corp.	64	13,865
Korea Aerospace Industries Ltd.	717	19,958
Korean Air Lines Co. Ltd.	542	14,359
LG Corp.	845	52,010
Lotte Corp.	316	11,198
Pan Ocean Co. Ltd.*	3,029	11,026
Posco International Corp.	647	9,344
S-1 Corp.	188	15,155
Samsung C&T Corp.	662	51,308
Samsung Engineering Co. Ltd.*	1,569	22,002
Samsung Heavy Industries Co. Ltd.*	3,917	25,819
SK Holdings Co. Ltd.	278	54,041

		540,597

See Notes to Financial Statements.	93

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI South Korea Hedged Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
Information Technology — 31.6%
LG Display Co. Ltd.*	2,126	$30,527
LG Innotek Co. Ltd.	151	12,007
Samsung Electro-Mechanics Co. Ltd.	491	39,250
Samsung Electronics Co. Ltd.	32,901	1,174,148
Samsung SDI Co. Ltd.	469	86,050
Samsung SDS Co. Ltd.	308	53,536
SK Hynix, Inc.	4,556	249,817

		1,645,335

Materials — 7.4%
Hanwha Chemical Corp.	1,054	18,276
Hyundai Steel Co.	734	25,147
Korea Zinc Co. Ltd.	82	30,090
Kumho Petrochemical Co. Ltd.	191	15,365
LG Chem Ltd.	388	108,493
Lotte Chemical Corp.	154	33,363
OCI Co. Ltd.	180	13,648
POSCO	650	129,629
POSCO Chemical Co. Ltd.	240	10,963

		384,974

Utilities — 1.1%
Korea Electric Power Corp.*	2,232	48,730
Korea Gas Corp.	311	10,785

		59,515

TOTAL COMMON STOCKS (Cost $3,762,068)		4,987,835

PREFERRED STOCKS — 1.5%
Consumer Discretionary — 0.8%
Hyundai Motor Co.	254	16,722
Hyundai Motor Co. — 2nd Preferred	360	25,906

		42,628

	Number of Shares	Value
Consumer Staples — 0.4%
Amorepacific Corp.	101	$8,447
LG Household & Health Care Ltd.	24	14,692

		23,139

Industrials — 0.0%
CJ Corp.*(a)	42	265

Information Technology — 0.0%
Samsung Electronics Co. Ltd.	38	1,110

Materials — 0.3%
LG Chem Ltd.	88	14,335

TOTAL PREFERRED STOCKS (Cost $82,169)		81,477

EXCHANGE-TRADED FUNDS — 0.4%
iShares MSCI South Korea ETF (Cost $19,288)	350	19,449

CASH EQUIVALENTS — 2.1%
DWS Government Money Market Series “Institutional Shares”, 2.35% (b) (Cost $108,503)	108,503	108,503

TOTAL INVESTMENTS — 99.9%
(Cost $3,972,028)		$5,197,264
Other assets and liabilities, net — 0.1%		3,356

NET ASSETS — 100.0%		$5,200,620

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2019 is as follows:

Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2019	Value ($) at 5/31/2019
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.29% (b)(c)
—	—	—	—	—	6	—	—	—

CASH EQUIVALENTS — 2.1%
DWS Government Money Market Series “Institutional Shares”, 2.35% (b)
—	2,142,896	(2,034,393)	—	—	1,225	—	108,503	108,503

—	2,142,896	(2,034,393)	—	—	1,231	—	108,503	108,503

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2019.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.	94

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI South Korea Hedged Equity ETF (Continued)

May 31, 2019

At May 31, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
KOSPI 200 MINI Futures	KRW	5	$60,088	$55,315	6/13/2019	$(3,546)
KOSPI 200 Futures	KRW	1	61,122	55,316	6/13/2019	(4,675)

Total net unrealized depreciation						$(8,221)

As of May 31, 2019, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	6/5/2019	KRW	2,628,715,037	USD	2,259,899	$52,147	$—
RBC Capital Markets	6/5/2019	KRW	257,277,000	USD	220,704	4,627	—
RBC Capital Markets	6/5/2019	KRW	3,148,686,200	USD	2,695,793	51,337	—
RBC Capital Markets	6/5/2019	KRW	42,024,000	USD	36,036	742	—
The Bank of New York Mellon	6/5/2019	KRW	408,384,000	USD	349,973	6,988	—
Goldman Sachs & Co.	6/5/2019	USD	2,207,149	KRW	2,628,715,037	603	—
RBC Capital Markets	6/5/2019	USD	2,895,035	KRW	3,447,987,200	791	—
The Bank of New York Mellon	6/5/2019	USD	343,180	KRW	408,384,000	—	(194)
Goldman Sachs & Co.	7/3/2019	KRW	2,628,715,037	USD	2,208,447	—	(1,645)
RBC Capital Markets	7/3/2019	KRW	3,447,987,200	USD	2,897,420	—	(1,476)
The Bank of New York Mellon	7/3/2019	KRW	408,384,000	USD	343,518	169	—
RBC Capital Markets	7/3/2019	USD	204,235	KRW	242,795,000	—	(105)

Total unrealized appreciation (depreciation)						$117,404	$(3,420)

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

KRW	South Korean Won
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$4,987,835	$—	$—	$4,987,835
Preferred Stocks (d)	81,212	—	265	81,477
Exchange-Traded Funds	19,449	—	—	19,449
Short-Term Investments	108,503	—	—	108,503
Derivatives (e)
Forward Foreign Currency Contracts	—	117,404	—	117,404

TOTAL	$5,196,999	$117,404	$265	$5,314,668

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (e)
Forward Foreign Currency Contracts	$—	$(3,420)	$—	$(3,420)
Futures Contracts	(8,221)	—	—	(8,221)

TOTAL	$(8,221)	$(3,420)	$—	$(11,641)

(d)	See Schedule of Investments for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.	95

DBX ETF Trust

Statements of Assets and Liabilities

May 31, 2019

	Xtrackers MSCI All World ex US Hedged Equity ETF	Xtrackers MSCI Emerging Markets Hedged Equity ETF	Xtrackers MSCI Europe Hedged Equity ETF	Xtrackers MSCI Eurozone Hedged Equity ETF
Assets
Investment in non-affiliated securities at value	$96,080,755	$110,801,750	$831,210,663	$30,468,230
Investment in affiliated securities at value	64,295	—	1,318,613	86,260
Investment in DWS ESG Liquidity Fund*	—	—	9,320,708	—
Investment in DWS Government Money Market Series*	856,243	879,859	15,462,354	720,256
Investment in DWS Government & Agency Securities Portfolio**	1,641,117	751,459	26,160,853	1,747,284
Cash	32,238	21,384	—	—
Foreign currency at value	998,522	418,816	855,081	45,735
Unrealized appreciation on forward foreign currency contracts	1,080,946	1,107,585	12,735,119	276,795
Deposit with broker for futures contracts	120,172	78,000	1,148,943	56,666
Receivables:
Investment securities sold	78,088	478,134	800,627	—
Capital shares	—	—	22,663,418	—
Dividends	378,713	245,588	2,231,137	51,419
Interest	3,274	4,433	15,818	1,628
Securities lending income	5,597	1,829	113,204	6,236
Foreign tax reclaim	99,600	170	2,408,304	90,452

Total assets	$101,439,560	$114,789,007	$926,444,842	$33,550,961

Liabilities
Payable upon return of securities loaned	$1,641,117	$751,459	$26,160,853	$1,747,284
Payable upon return of deposit for forward foreign currency contracts	390,000	930,000	10,200,000	240,000
Unrealized depreciation on forward foreign currency contracts	807,899	369,441	5,149,334	95,854
Payables:
Investment securities purchased	74,413	208,938	35,062,147	151,226
Investment advisory fees	34,115	63,271	307,883	12,253
Variation margin on futures contracts	33,335	31,041	141,162	17,240
Deferred foreign tax payable	—	97,449	—	—

Total liabilities	2,980,879	2,451,599	77,021,379	2,263,857

Net Assets, at value	$98,458,681	$112,337,408	$849,423,463	$31,287,104

Net Assets Consist of
Paid-in capital	$99,106,267	$123,002,449	$1,014,452,565	$33,654,617
Distributable earnings (loss)	(647,586)	(10,665,041)	(165,029,102)	(2,367,513)

Net Assets, at value	$98,458,681	$112,337,408	$849,423,463	$31,287,104

Number of Common Shares outstanding	3,700,001	5,150,800	30,000,001	1,050,001

Net Asset Value	$26.61	$21.81	$28.31	$29.80

Investment in non-affiliated securities at cost	$96,760,756	$98,270,524	$907,110,230	$31,119,322

Investment in affiliated securities at cost	$135,787	$—	$5,433,752	$316,410

Value of securities loaned	$2,053,091	$2,434,082	$28,542,990	$1,667,941

Investment in DWS ESG Liquidity Fund at cost*	$—	$—	$9,320,708	$—

Investment in DWS Government Money Market Series at cost*	$856,243	$879,859	$15,462,354	$720,256

Investment in DWS Government & Agency Securities Portfolio at cost**	$1,641,117	$751,459	$26,160,853	$1,747,284

Non-cash collateral for securities on loan	$670,099	$1,904,824	$6,071,933	$199,671

Foreign currency at cost	$996,391	$421,553	$896,087	$45,036

* Includes collateral held for forward foreign currency contracts	$390,000	$930,000	$10,200,000	$240,000

**	Represents collateral on securities loaned.

See Notes to Financial Statements.	96

DBX ETF Trust

Statements of Assets and Liabilities (Continued)

May 31, 2019

	Xtrackers MSCI Germany Hedged Equity ETF	Xtrackers MSCI Japan Hedged Equity ETF	Xtrackers MSCI South Korea Hedged Equity ETF
Assets
Investment in non-affiliated securities at value	$22,608,164	$407,792,143	$5,088,761
Investment in affiliated securities at value	264,960	—	—
Investment in DWS ESG Liquidity Fund*	—	115,456	—
Investment in DWS Government Money Market Series*	266,383	1,732,723	108,503
Investment in DWS Government & Agency Securities Portfolio**	—	10,080	—
Cash	—	20	—
Foreign currency at value	9,503	1,446,154	—
Receivable for return of collateral pledged for forward foreign currency contracts	—	7,330,000	—
Unrealized appreciation on forward foreign currency contracts	205,459	2,086,495	117,404
Deposit with broker for futures contracts	28,314	289,545	9,078
Receivables:
Investment securities sold	90,768	3,562,270	—
Variation margin on futures contracts	—	3,503	—
Dividends	21,582	4,839,002	—
Interest	811	11,453	310
Securities lending income	23	1,435	—
Foreign tax reclaim	—	344	—

Total assets	$23,495,967	$429,220,623	$5,324,056

Liabilities
Payable upon return of securities loaned	$—	$10,080	$—
Payable upon return of deposit for forward foreign currency contracts	—	50,000	—
Unrealized depreciation on forward foreign currency contracts	73,779	14,401,995	3,420
Payables:
Investment securities purchased	196,277	937,871	116,914
Investment advisory fees	9,168	181,619	2,628
Variation margin on futures contracts	5,306	—	474

Total liabilities	284,530	15,581,565	123,436

Net Assets, at value	$23,211,437	$413,639,058	$5,200,620

Net Assets Consist of
Paid-in capital	$33,690,937	$621,161,394	$12,047,615
Distributable earnings (loss)	(10,479,500)	(207,522,336)	(6,846,995)

Net Assets, at value	$23,211,437	$413,639,058	$5,200,620

Number of Common Shares outstanding	900,800	10,900,800	200,001

Net Asset Value	$25.77	$37.95	$26.00

Investment in non-affiliated securities at cost	$25,550,409	$451,455,798	$3,863,525

Investment in affiliated securities at cost	$1,238,045	$—	$—

Value of securities loaned	$—	$3,577,271	$—

Investment in DWS ESG Liquidity Fund at cost*	$—	$115,456	$—

Investment in DWS Government Money Market Series at cost*	$266,383	$1,732,723	$108,503

Investment in DWS Government & Agency Securities Portfolio at cost**	$—	$10,080	$—

Non-cash collateral for securities on loan	$—	$3,721,335	$—

Foreign currency at cost	$5,500	$1,274,386	$—

* Includes collateral held for forward foreign currency contracts	$—	$50,000	$—

**	Represents collateral on securities loaned.

See Notes to Financial Statements.	97

DBX ETF Trust

Statements of Operations

For the Year Ended May 31, 2019

	Xtrackers MSCI All World ex US Hedged Equity ETF	Xtrackers MSCI Emerging Markets Hedged Equity ETF	Xtrackers MSCI Europe Hedged Equity ETF	Xtrackers MSCI Eurozone Hedged Equity ETF
Investment Income
Unaffiliated dividend income*	$3,121,982	$3,460,474	$32,354,783	$1,035,543
Affiliated dividend income**	1,441	—	21,319	1,564
Income distributions from affiliated funds	67,037	32,362	332,430	15,720
Unaffiliated non-cash dividend income	178,579	401,479	—	—
Affiliated securities lending income	25,722	20,685	457,725	24,545

Total investment income	3,394,761	3,915,000	33,166,257	1,077,372

Expenses
Investment advisory fees	431,461	861,263	4,755,627	167,899
Other expenses	10,248	15,437	193,305	7,981

Total expenses	441,709	876,700	4,948,932	175,880

Less fees waived (see note 3):
Waiver	(1,665)	(1,087)	(8,585)	(499)

Net expenses	440,044	875,613	4,940,347	175,381

Net investment income (loss)	2,954,717	3,039,387	28,225,910	901,991

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(1,789,162)	842,169	(10,018,008)	(107,374)
Investments in affiliates	(74,924)	—	—	1,706
In-kind redemptions	4,773,214	5,107,009	25,315,983	753,367
In-kind redemptions in affiliates	(4,573)	—	(2,510,546)	(21,433)
Futures contracts	(416,984)	(932,895)	149,657	46,271
Foreign currency transactions	28,884	268,435	(1,280,500)	(54,341)
Forward foreign currency contracts	7,449,032	7,004,546	107,142,096	3,988,566

Net realized gain (loss)	9,965,487	12,289,264	118,798,682	4,606,762
Net change in unrealized appreciation (depreciation) on:
Investments***	(14,304,045)	(23,844,073)	(102,534,536)	(5,095,306)
Investments in affiliates	36,467	—	1,854,000	(32,603)
Futures contracts	45,869	373,225	(164,248)	(8,340)
Foreign currency translations	14,335	6,686	49,676	(2,404)
Forward foreign currency contracts	(1,756,663)	(2,051,143)	(37,332,486)	(1,240,153)

Net change in unrealized appreciation (depreciation)	(15,964,037)	(25,515,305)	(138,127,594)	(6,378,806)

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(5,998,550)	(13,226,041)	(19,328,912)	(1,772,044)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,043,833)	$(10,186,654)	$8,896,998	$(870,053)

* Unaffiliated foreign tax withheld	$341,337	$475,534	$4,185,205	$151,999
** Affiliated foreign tax withheld	$216	$—	$3,198	$235
*** Net of change in deferred foreign taxes	$—	$97,449	$—	$—

See Notes to Financial Statements.	98

DBX ETF Trust

Statements of Operations (Continued)

For the Year Ended May 31, 2019

	Xtrackers MSCI Germany Hedged Equity ETF	Xtrackers MSCI Japan Hedged Equity ETF	Xtrackers MSCI South Korea Hedged Equity ETF
Investment Income
Unaffiliated dividend income*	$672,108	$16,459,452	$182,539
Affiliated dividend income**	4,683	—	—
Income distributions from affiliated funds	6,981	212,752	1,225
Unaffiliated non-cash dividend income	—	—	64,826
Affiliated securities lending income	57	57,819	6
Unaffiliated securities lending income, net of borrower rebates	—	75,014	—

Total investment income	683,829	16,805,037	248,596

Expenses
Investment advisory fees	123,361	3,750,428	54,142
Other expenses	3,052	134,892	57

Total expenses	126,413	3,885,320	54,199

Less fees waived (see note 3):
Waiver	(221)	(6,782)	(39)

Net expenses	126,192	3,878,538	54,160

Net investment income (loss)	557,637	12,926,499	194,436

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(369,160)	(7,652,188)	(804,412)
Investments in affiliates	(25,123)	(280)	—
In-kind redemptions	326,747	25,467,062	—
In-kind redemptions in affiliates	(199,760)	—	—
Futures contracts	(82,044)	(3,042,435)	(15,822)
Foreign currency transactions	(20,644)	(584,880)	(14,745)
Forward foreign currency contracts	3,115,794	43,039,670	822,037
Payments by affiliates (see note 8)	—	—	7,600

Net realized gain (loss)	2,745,810	57,226,949	(5,342)
Net change in unrealized appreciation (depreciation) on:
Investments	(4,406,809)	(134,006,429)	(1,717,371)
Investments in affiliates	68,214	—	—
Futures contracts	(14,021)	(1,047,077)	(4,461)
Foreign currency translations	(4,027)	154,866	(16,692)
Forward foreign currency contracts	(1,074,734)	(7,762,343)	12,263

Net change in unrealized appreciation (depreciation)	(5,431,377)	(142,660,983)	(1,726,261)

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(2,685,567)	(85,434,034)	(1,731,603)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,127,930)	$(72,507,535)	$(1,537,167)

* Unaffiliated foreign tax withheld	$94,408	$1,842,999	$55,540
** Affiliated foreign tax withheld	$703	$—	$—

See Notes to Financial Statements.	99

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers MSCI All World ex US Hedged Equity ETF		Xtrackers MSCI Emerging Markets Hedged Equity ETF
	Year Ended May 31, 2019	Year Ended May 31, 2018	Year Ended May 31, 2019	Year Ended May 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$2,954,717	$3,022,599	$3,039,387	$3,785,059
Net realized gain (loss)	9,965,487	(2,702,911)	12,289,264	3,873,103
Net change in net unrealized appreciation (depreciation)	(15,964,037)	9,151,049	(25,515,305)	17,988,314

Net increase (decrease) in net assets resulting from operations	(3,043,833)	9,470,737	(10,186,654)	25,646,476

Distributions to Shareholders	(2,871,618)	(2,997,077)*	(3,308,776)	(3,312,983)*

Fund Shares Transactions
Proceeds from shares sold	13,773,648	24,446,147	2,222,874	29,674,592
Value of shares redeemed	(36,854,026)	(8,258,171)	(71,261,537)	(45,001,682)

Net increase (decrease) in net assets resulting from fund share transactions	(23,080,378)	16,187,976	(69,038,663)	(15,327,090)

Total net increase (decrease) in Net Assets	(28,995,829)	22,661,636	(82,534,093)	7,006,403

Net Assets
Beginning of year	127,454,510	104,792,874	194,871,501	187,865,098

End of year	$98,458,681	$127,454,510 **	$112,337,408	$194,871,501 **

Changes in Shares Outstanding
Shares outstanding, beginning of year	4,600,001	4,000,001	8,150,800	8,750,800
Shares sold	500,000	900,000	100,000	1,250,000
Shares redeemed	(1,400,000)	(300,000)	(3,100,000)	(1,850,000)

Shares outstanding, end of year	3,700,001	4,600,001	5,150,800	8,150,800

*	Includes distributions from net investment income.
**	Includes undistributed net investment income of $1,530,237 and $589,440, respectively.

See Notes to Financial Statements.	100

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI Europe Hedged Equity ETF		Xtrackers MSCI Eurozone Hedged Equity ETF
	Year Ended May 31, 2019	Year Ended May 31, 2018	Year Ended May 31, 2019	Year Ended May 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$28,225,910	$52,537,140	$901,991	$1,116,419
Net realized gain (loss)	118,798,682	(18,246,414)	4,606,762	476,514
Net change in net unrealized appreciation (depreciation)	(138,127,594)	46,053,497	(6,378,806)	749,024

Net increase (decrease) in net assets resulting from operations	8,896,998	80,344,223	(870,053)	2,341,957

Distributions to Shareholders	(41,023,718)	(57,735,062)*	(915,112)	(1,340,413)*

Fund Shares Transactions
Proceeds from shares sold	113,864,798	40,753,740	—	—
Value of shares redeemed	(775,486,486)	(1,267,014,363)	(8,639,289)	(24,406,845)

Net increase (decrease) in net assets resulting from fund share transactions	(661,621,688)	(1,226,260,623)	(8,639,289)	(24,406,845)

Total net increase (decrease) in Net Assets	(693,748,408)	(1,203,651,462)	(10,424,454)	(23,405,301)

Net Assets
Beginning of year	1,543,171,871	2,746,823,333	41,711,558	65,116,859

End of year	$849,423,463	$1,543,171,871 **	$31,287,104	$41,711,558 **

Changes in Shares Outstanding
Shares outstanding, beginning of year	53,750,001	97,100,001	1,350,001	2,150,001
Shares sold	4,000,000	1,400,000	—	—
Shares redeemed	(27,750,000)	(44,750,000)	(300,000)	(800,000)

Shares outstanding, end of year	30,000,001	53,750,001	1,050,001	1,350,001

*	Includes distributions from net investment income.
**	Includes undistributed net investment income of $32,077,154 and $790,825, respectively.

See Notes to Financial Statements.	101

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI Germany Hedged Equity ETF		Xtrackers MSCI Japan Hedged Equity ETF
	Year Ended May 31, 2019	Year Ended May 31, 2018	Year Ended May 31, 2019	Year Ended May 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$557,637	$956,727	$12,926,499	$20,316,568
Net realized gain (loss)	2,745,810	(2,605,877)	57,226,949	199,197,260
Net change in net unrealized appreciation (depreciation)	(5,431,377)	2,280,565	(142,660,983)	(633,933)

Net increase (decrease) in net assets resulting from operations	(2,127,930)	631,415	(72,507,535)	218,879,895

Distributions to Shareholders	(859,921)	(894,915)*	(35,027,849)	(42,063,292)*

Fund Shares Transactions
Proceeds from shares sold	—	5,744,626	89,826,392	378,553,626
Value of shares redeemed	(10,125,607)	(34,675,155)	(721,905,897)	(1,182,044,051)

Net increase (decrease) in net assets resulting from fund share transactions	(10,125,607)	(28,930,529)	(632,079,505)	(803,490,425)

Total net increase (decrease) in Net Assets	(13,113,458)	(29,194,029)	(739,614,889)	(626,673,822)

Net Assets
Beginning of year	36,324,895	65,518,924	1,153,253,947	1,779,927,769

End of year	$23,211,437	$36,324,895 **	$413,639,058	$1,153,253,947 **

Changes in Shares Outstanding
Shares outstanding, beginning of year	1,300,800	2,350,800	26,850,800	46,050,800
Shares sold	—	200,000	2,200,000	8,900,000
Shares redeemed	(400,000)	(1,250,000)	(18,150,000)	(28,100,000)

Shares outstanding, end of year	900,800	1,300,800	10,900,800	26,850,800

*	Includes distributions from net investment income.
**	Includes undistributed net investment income of $859,925 and $34,889,467, respectively.

See Notes to Financial Statements.	102

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI South Korea Hedged Equity ETF
	Year Ended May 31, 2019	Year Ended May 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$194,436	$229,422
Net realized gain (loss)	(5,342)	8,886,955
Net change in net unrealized appreciation (depreciation)	(1,726,261)	(6,847,570)

Net increase (decrease) in net assets resulting from operations	(1,537,167)	2,268,807

Distributions to Shareholders	(281,198)	—

Fund Shares Transactions
Proceeds from shares sold	2,889,946	3,016,486
Value of shares redeemed	(6,655,698)	(23,488,528)

Net increase (decrease) in net assets resulting from fund share transactions	(3,765,752)	(20,472,042)

Total net increase (decrease) in Net Assets	(5,584,117)	(18,203,235)

Net Assets
Beginning of year	10,784,737	28,987,972

End of year	$5,200,620	$10,784,737 *

Changes in Shares Outstanding
Shares outstanding, beginning of year	350,001	1,000,001
Shares sold	100,000	100,000
Shares redeemed	(250,000)	(750,000)

Shares outstanding, end of year	200,001	350,001

*	Includes undistributed net investment income of $261,520.

See Notes to Financial Statements.	103

DBX ETF Trust

Financial Highlights

Xtrackers MSCI All World ex US Hedged Equity ETF Selected Per Share Data	Years Ended May 31,
	2019		2018	2017	2016	2015
Net Asset Value, beginning of year	$27.71		$26.20	$22.62	$26.87	$25.61

Income (loss) from investment operations:
Net investment income (loss)(a)	0.73		0.67	0.64	0.64	0.96
Net realized and unrealized gain (loss)	(1.12)		1.51	3.42	(3.57)	2.16

Total from investment operations	(0.39)		2.18	4.06	(2.93)	3.12

Less distributions from:
Net investment income	(0.71)		(0.67)	(0.48)	(0.86)	(1.82)
Net realized gains	—		—	—	(0.46)	(0.04)

Total distributions	(0.71)		(0.67)	(0.48)	(1.32)	(1.86)

Net Asset Value, end of year	$26.61		$27.71	$26.20	$22.62	$26.87

Total Return (%)	(1.30	)(c)	8.43	18.30	(11.17)	13.01

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	98		127	105	68	47
Ratio of expenses before fee waiver (%)	0.41		0.40	0.40	0.40	0.40
Ratio of expenses after fee waiver (%)	0.41		0.40	0.40	0.40	0.40
Ratio of net investment income (loss) (%)	2.74		2.46	2.67	2.76	3.70
Portfolio turnover rate (%)(b)	13		11	15	24	24

Xtrackers MSCI Emerging Markets Hedged Equity ETF Selected Per Share Data	Years Ended May 31,
	2019		2018	2017	2016	2015
Net Asset Value, beginning of year	$23.91		$21.47	$18.62	$22.43	$21.74

Income (loss) from investment operations:
Net investment income (loss)(a)	0.52		0.41	0.35	0.43	0.36
Net realized and unrealized gain (loss)	(2.02)		2.39	2.81	(3.60)	0.77

Total from investment operations	(1.50)		2.80	3.16	(3.17)	1.13

Less distributions from:
Net investment income	(0.60)		(0.36)	(0.31)	(0.64)	(0.44)

Total distributions	(0.60)		(0.36)	(0.31)	(0.64)	(0.44)

Net Asset Value, end of year	$21.81		$23.91	$21.47	$18.62	$22.43

Total Return (%)	(6.18	)(c)	13.09	17.19	(14.32)	5.35

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	112		195	188	130	245
Ratio of expenses before fee waiver (%)	0.66		0.65	0.65	0.65	0.65
Ratio of expenses after fee waiver (%)	0.66		0.65	0.65	0.65	0.65
Ratio of net investment income (loss) (%)	2.29		1.74	1.74	2.20	1.64
Portfolio turnover rate (%)(b)	13		15	43	32	58

(a)	Based on average shares outstanding during the period.
(b)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(c)	Total Return would have been lower if certain fees had not been reimbursed by the Advisor.

See Notes to Financial Statements.	104

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI Europe Hedged Equity ETF Selected Per Share Data	Years Ended May 31,
	2019		2018	2017	2016	2015
Net Asset Value, beginning of year	$28.71		$28.29	$25.65	$29.47	$27.75

Income (loss) from investment operations:
Net investment income (loss)(b)	0.75		0.68	0.76	0.79	1.33
Net realized and unrealized gain (loss)	(0.26)		0.39	4.40	(3.19)	1.54

Total from investment operations	0.49		1.07	5.16	(2.40)	2.87

Less distributions from:
Net investment income	(0.89)		(0.65)	(0.85)	(1.28)	(1.15)
Net realized gains	—		—	(1.67)	(0.14)	(0.00	)(c)

Total distributions	(0.89)		(0.65)	(2.52)	(1.42)	(1.15)

Net Asset Value, end of year	$28.31		$28.71	$28.29	$25.65	$29.47

Total Return (%)	1.88	(d)	3.82	21.77	(8.46)	10.88

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	849		1,543	2,747	3,310	2,668
Ratio of expenses before fee waiver (%)	0.47		0.45	0.45	0.45	0.45
Ratio of expenses after fee waiver (%)	0.47		0.45	0.45	0.45	0.45
Ratio of net investment income (loss) (%)	2.67		2.41	2.95	3.08	4.74
Portfolio turnover rate (%)(e)	7		11	17	18	13

Xtrackers MSCI Eurozone Hedged Equity ETF Selected Per Share Data	Years Ended May 31,					Period Ended 5/31/2015(a)
	2019		2018	2017	2016
Net Asset Value, beginning of period	$30.90		$30.29	$25.64	$29.30	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.71		0.62	0.73	0.78	0.81
Net realized and unrealized gain (loss)	(1.13)		0.63	4.84	(3.15)	3.49

Total from investment operations	(0.42)		1.25	5.57	(2.37)	4.30

Less distributions from:
Net investment income	(0.68)		(0.64)	(0.92)	(1.29)	—

Total distributions	(0.68)		(0.64)	(0.92)	(1.29)	—

Net Asset Value, end of period	$29.80		$30.90	$30.29	$25.64	$29.30

Total Return (%)	(1.34	)(d)	4.19	22.56	(8.45)	17.20	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	31		42	65	83	22
Ratio of expenses before fee waiver (%)	0.47		0.45	0.45	0.45	0.45	*
Ratio of expenses after fee waiver (%)	0.47		0.45	0.45	0.45	0.45	*
Ratio of net investment income (loss) (%)	2.42		2.05	2.76	3.11	6.04	*
Portfolio turnover rate (%)(e)	5		14	16	22	8	**

(a)	For the period December 10, 2014 (commencement of operations) through May 31, 2015.
(b)	Based on average shares outstanding during the period.
(c)	Amount represents less than $0.005.
(d)	Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	105

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI Germany Hedged Equity ETF Selected Per Share Data	Years Ended May 31,
	2019		2018	2017	2016	2015
Net Asset Value, beginning of year	$27.93		$27.87	$23.40	$27.34	$26.51

Income (loss) from investment operations:
Net investment income (loss)(a)	0.53		0.57	0.40	0.33	1.38
Net realized and unrealized gain (loss)	(2.02)		(0.09)	4.78	(2.93)	1.93

Total from investment operations	(1.49)		0.48	5.18	(2.60)	3.31

Less distributions from:
Net investment income	(0.67)		(0.42)	(0.71)	(1.34)	(2.48)

Total distributions	(0.67)		(0.42)	(0.71)	(1.34)	(2.48)

Net Asset Value, end of year	$25.77		$27.93	$27.87	$23.40	$27.34

Total Return (%)	(5.48	)(b)	1.73	22.93	(9.99)	13.92

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	23		36	66	110	234
Ratio of expenses before fee waiver (%)	0.46		0.45	0.45	0.45	0.45
Ratio of expenses after fee waiver (%)	0.46		0.45	0.45	0.45	0.45
Ratio of net investment income (loss) (%)	2.03		2.04	1.63	1.37	5.14
Portfolio turnover rate (%)(c)	11		17	12	16	20

Xtrackers MSCI Japan Hedged Equity ETF Selected Per Share Data	Years Ended May 31,
	2019		2018	2017	2016	2015
Net Asset Value, beginning of year	$42.95		$38.65	$34.32	$44.54	$35.43

Income (loss) from investment operations:
Net investment income (loss)(a)	0.64		0.52	0.53	0.48	0.52
Net realized and unrealized gain (loss)	(4.24)		4.69	4.22	(8.44)	12.49

Total from investment operations	(3.60)		5.21	4.75	(7.96)	13.01

Less distributions from:
Net investment income	(1.40)		(0.91)	(0.42)	(1.39)	(3.90)
Net realized gains	—		—	—	(0.87)	—

Total distributions	(1.40)		(0.91)	(0.42)	(2.26)	(3.90)

Net Asset Value, end of year	$37.95		$42.95	$38.65	$34.32	$44.54

Total Return (%)	(8.59	)(b)	13.74	14.08	(18.65)	39.00

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	414		1,153	1,780	1,026	1,263
Ratio of expenses before fee waiver (%)	0.47		0.46	0.45	0.45	0.45
Ratio of expenses after fee waiver (%)	0.47		0.46	0.45	0.45	0.45
Ratio of net investment income (loss) (%)	1.55		1.24	1.50	1.29	1.32
Portfolio turnover rate (%)(c)	15		12	22	15	14

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	106

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI South Korea Hedged Equity ETF Selected Per Share Data	Years Ended May 31,
	2019		2018	2017	2016	2015
Net Asset Value, beginning of year	$30.81		$28.99	$22.94	$24.32	$25.08

Income (loss) from investment operations:
Net investment income (loss)(a)	0.58		0.39	0.18	0.16	(0.11)
Net realized and unrealized gain (loss)	(4.59)		1.43	5.99	(1.51)	(0.65)

Total from investment operations	(4.01)		1.82	6.17	(1.35)	(0.76)

Less distributions from:
Net investment income	(0.80)		—	(0.12)	(0.03)	—

Total distributions	(0.80)		—	(0.12)	(0.03)	—

Net Asset Value, end of year	$26.00		$30.81	$28.99	$22.94	$24.32

Total Return (%)	(13.31	)(b)(c)	6.28	27.01	(5.55)	(3.07)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	5		11	29	118	137
Ratio of expenses before fee waiver (%)	0.58		0.58	0.58	0.58	0.58
Ratio of expenses after fee waiver (%)	0.58		0.58	0.58	0.58	0.58
Ratio of net investment income (loss) (%)	2.08		1.28	0.74	0.72	(0.47)
Portfolio turnover rate (%)(d)	49		32	110	124	287

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
(c)	The Fund’s total return includes a reimbursement by the Advisor for a realized loss due to delayed processing of a corporate action, which otherwise would have reduced total return by 0.08%.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	107

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1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of May 31, 2019, the Trust consists of thirty-seven investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers MSCI All World ex US Hedged Equity ETF
Xtrackers MSCI Emerging Markets Hedged Equity ETF
Xtrackers MSCI Europe Hedged Equity ETF
Xtrackers MSCI Eurozone Hedged Equity ETF
Xtrackers MSCI Germany Hedged Equity ETF
Xtrackers MSCI Japan Hedged Equity ETF
Xtrackers MSCI South Korea Hedged Equity ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group Gmbh & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers MSCI All World ex US Hedged Equity ETF	MSCI ACWI ex USA US Dollar Hedged Index
Xtrackers MSCI Emerging Markets Hedged Equity ETF	MSCI EM US Dollar Hedged Index
Xtrackers MSCI Europe Hedged Equity ETF	MSCI Europe US Dollar Hedged Index
Xtrackers MSCI Eurozone Hedged Equity ETF	MSCI EMU US Dollar Hedged Index
Xtrackers MSCI Germany Hedged Equity ETF	MSCI Germany US Dollar Hedged Index
Xtrackers MSCI Japan Hedged Equity ETF	MSCI Japan US Dollar Hedged Index
Xtrackers MSCI South Korea Hedged Equity ETF	MSCI Korea 25/50 US Dollar Hedged Index

The MSCI ACWI ex USA US Dollar Hedged Index is designed to provide exposure to equity securities in developed and emerging stock markets (excluding the United States), while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected non-U.S. currencies.

The MSCI EM US Dollar Hedged Index is designed to provide exposure to equity securities in the global emerging markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected emerging market currencies.

The MSCI Europe US Dollar Hedged Index is designed to provide exposure to equity securities in developed stock markets in Europe, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected non-U.S. currencies.

The MSCI EMU US Dollar Hedged Index is designed to provide exposure to equity securities from countries in the European Monetary Union, while mitigating exposure to fluctuations between the value of the U.S. dollar and the euro.

The MSCI Germany US Dollar Hedged Index is designed to provide exposure to German equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and the euro.

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The MSCI Japan US Dollar Hedged Index is designed to provide exposure to Japanese equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and Japanese yen.

The MSCI Korea 25/50 US Dollar Hedged Index is designed to provide exposure to the South Korean equity markets while at the same time mitigating exposure to fluctuations of the South Korean won and the U.S. dollar.

The MSCI Hedged Underlying Indices are rebalanced monthly on the last trading day of the month, when the index will take into account the effect of rolling into new 1-month forward contracts based on the newly determined weights of currency to be sold for the next month’s index calculation. The currency weights are determined as of the close of two business days before the first calendar day of the following month and remain constant intra month. This means that no changes in the weights are made during the month to account for changes in the indexes due to price movement of securities, corporate events, additions, deletions or any other changes. The daily calculation of MSCI Hedged Indices marks to market the one-month forward contracts on a daily basis by using an equal and offsetting forward position.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund, except Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF, Xtrackers MSCI Eurozone Hedged Equity ETF and Xtrackers MSCI Japan Hedged Equity ETF, is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of such a Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

In October 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification, which is intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. Effective with the current reporting period, the Funds adopted the amendments with the impacts being that the Funds are no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributable earnings and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Security Valuation    The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in

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determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the accrual basis.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors semi-annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net

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investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the year ended May 31, 2019, the Funds did not incur any interest or penalties.

As of May 31, 2019, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Xtrackers MSCI All World ex US Hedged Equity ETF	$1,591,810	$(298,214)	$(1,941,182)	$(647,586)
Xtrackers MSCI Emerging Markets Hedged Equity ETF	569,617	(19,550,257)	8,315,599	(10,665,041)
Xtrackers MSCI Europe Hedged Equity ETF	17,961,030	(87,994,169)	(94,995,963)	(165,029,102)
Xtrackers MSCI Eurozone Hedged Equity ETF	714,574	(1,766,182)	(1,315,905)	(2,367,513)
Xtrackers MSCI Germany Hedged Equity ETF	538,047	(6,766,757)	(4,250,790)	(10,479,500)
Xtrackers MSCI Japan Hedged Equity ETF	11,306,848	(168,819,981)	(50,009,203)	(207,522,336)
Xtrackers MSCI South Korea Hedged Equity ETF	135,990	(7,473,942)	490,957	(6,846,995)

The tax character of dividends and distributions declared for the years ended May 31, 2019 and May 31, 2018 were as follows:

Year Ended May 31, 2019
Ordinary Income*
Xtrackers MSCI All World ex US Hedged Equity ETF	$2,871,618
Xtrackers MSCI Emerging Markets Hedged Equity ETF	3,308,776
Xtrackers MSCI Europe Hedged Equity ETF	41,023,718
Xtrackers MSCI Eurozone Hedged Equity ETF	915,112
Xtrackers MSCI Germany Hedged Equity ETF	859,921
Xtrackers MSCI Japan Hedged Equity ETF	35,027,849
Xtrackers MSCI South Korea Hedged Equity ETF	281,198

Year Ended May 31, 2018
Ordinary Income*
Xtrackers MSCI All World ex US Hedged Equity ETF	$2,997,077
Xtrackers MSCI Emerging Markets Hedged Equity ETF	3,312,983
Xtrackers MSCI Europe Hedged Equity ETF	57,735,062
Xtrackers MSCI Eurozone Hedged Equity ETF	1,340,413
Xtrackers MSCI Germany Hedged Equity ETF	894,915
Xtrackers MSCI Japan Hedged Equity ETF	42,063,292

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

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At May 31, 2019, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers MSCI All World ex US Hedged Equity ETF	$—	$298,214	$298,214
Xtrackers MSCI Emerging Markets Hedged Equity ETF	10,728,895	8,821,362	19,550,257
Xtrackers MSCI Europe Hedged Equity ETF	—	87,994,169	87,994,169
Xtrackers MSCI Eurozone Hedged Equity ETF	153,945	1,612,237	1,766,182
Xtrackers MSCI Germany Hedged Equity ETF	1,663,914	5,102,843	6,766,757
Xtrackers MSCI Japan Hedged Equity ETF	73,348,721	95,471,260	168,819,981
Xtrackers MSCI South Korea Hedged Equity ETF	4,827,605	2,646,337	7,473,942

For the fiscal year ended May 31, 2019, the effect of permanent “book/tax” reclassifications to the components of net assets are included below. These differences are primarily due to recognition of certain foreign currency gains (losses) as ordinary income (loss), Passive Foreign Investment Companies (“PFICs”), redemptions-in-kind, partnership investments, and accrued foreign capital gain taxes.

	Distributable Earnings (Loss)	Paid-In Capital
Xtrackers MSCI All World ex US Hedged Equity ETF	$(4,127,149)	$4,127,149
Xtrackers MSCI Emerging Markets Hedged Equity ETF	(4,459,419)	4,459,419
Xtrackers MSCI Europe Hedged Equity ETF	(7,822,782)	7,822,782
Xtrackers MSCI Eurozone Hedged Equity ETF	(597,684)	597,684
Xtrackers MSCI Germany Hedged Equity ETF	122,257	(122,257)
Xtrackers MSCI Japan Hedged Equity ETF	(10,926,827)	10,926,827

As of May 31, 2019, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers MSCI All World ex US Hedged Equity ETF	$100,650,715	$(1,944,029)	$9,934,404	$(11,878,433)
Xtrackers MSCI Emerging Markets Hedged Equity ETF	104,247,681	8,316,152	21,784,355	(13,468,203)
Xtrackers MSCI Europe Hedged Equity ETF	978,395,279	(94,926,057)	59,849,464	(154,775,521)
Xtrackers MSCI Eurozone Hedged Equity ETF	34,338,303	(1,316,273)	3,734,078	(5,050,351)
Xtrackers MSCI Germany Hedged Equity ETF	27,394,787	(4,255,280)	2,459,629	(6,714,909)
Xtrackers MSCI Japan Hedged Equity ETF	459,390,758	(50,261,543)	22,967,857	(73,229,400)
Xtrackers MSCI South Korea Hedged Equity ETF	4,690,462	498,581	881,405	(382,824)

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Foreign taxes payable as of May 31, 2019, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

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Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at year end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Funds may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended May 31, 2019, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.11% annualized effective rate as of May 31, 2019) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of May 31, 2019, the Funds listed below had securities on loan, which were classified as common stocks in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at year end.

Remaining Contractual Maturity of the Agreements, as of May 31, 2019

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Xtrackers MSCI All World ex US Hedged Equity ETF
Common Stocks	$1,641,117	$38,256	$24,392	$607,451	$2,311,216

Gross amount of recognized liabilities for securities lending transactions					$2,311,216

Xtrackers MSCI Emerging Markets Hedged Equity ETF
Common Stocks	$751,459	$149,211	$99,574	$1,656,039	$2,656,283

Gross amount of recognized liabilities for securities lending transactions					$2,656,283

Xtrackers MSCI Europe Hedged Equity ETF
Common Stocks	$26,160,853	$—	$—	$6,071,933	$32,232,786

Gross amount of recognized liabilities for securities lending transactions					$32,232,786

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Remaining Contractual Maturity of the Agreements, as of May 31, 2019

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total

Xtrackers MSCI Eurozone Hedged Equity ETF
Common Stocks	$1,747,284	$—	$—	$199,671	$1,946,955

Gross amount of recognized liabilities for securities lending transactions					$1,946,955

Xtrackers MSCI Japan Hedged Equity ETF
Common Stocks	$10,080	$225,067	$188,470	$3,307,798	$3,731,415

Gross amount of recognized liabilities for securities lending transactions					$3,731,415

As of May 31, 2019, Xtrackers MSCI Germany Hedged Equity ETF and Xtrackers MSCI South Korea Hedged Equity ETF had no securities on loan.

Derivatives

Forward Foreign Currency Contracts    Each Fund may enter into forward foreign currency contracts (“forward currency contracts”) designed to offset a Fund’s exposure to non-U.S. currencies. In addition, the Funds may enter into forward currency contracts and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders.

A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. For the year ended May 31, 2019, The Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF and Xtrackers MSCI Eurozone Hedged Equity ETF invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. Similarly, the Xtrackers MSCI Germany Hedged Equity ETF, Xtrackers MSCI Japan Hedged Equity ETF and Xtrackers MSCI South Korea Hedged Equity ETF each invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against the euro, the Japanese yen and the South Korean won, respectively.

The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency contracts. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the respective Fund has in that particular currency contract.

A summary of the open forward currency contracts as of May 31, 2019 is included in a table following the Funds’ Schedule of Investments. The investment in forward currency contracts short vs. U.S. dollars had a contract value generally indicative of a range of the total exposure the respective Fund had to the value of non U.S currencies during the year ended May 31, 2019.

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the year ended May 31, 2019, Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF, Xtrackers MSCI Eurozone Hedged Equity ETF, Xtrackers MSCI Germany Hedged Equity ETF, Xtrackers MSCI Japan Hedged Equity ETF and Xtrackers MSCI South Korea Hedged Equity ETF utilized futures in order to simulate investments in the Funds’ Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the

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terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of May 31, 2019 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of May 31, 2019 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers MSCI All World ex US Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$42	Unrealized depreciation on futures contracts*	$63,338

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,080,946	Unrealized depreciation on forward foreign currency contracts	807,899

	Total	$1,080,988	Total	$871,237

Xtrackers MSCI Emerging Markets Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$38,125

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,107,585	Unrealized depreciation on forward foreign currency contracts	369,441

	Total	$1,107,585	Total	$407,566

Xtrackers MSCI Europe Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$101,683	Unrealized depreciation on futures contracts*	$141,476

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	12,735,119	Unrealized depreciation on forward foreign currency contracts	5,149,334

	Total	$12,836,802	Total	$5,290,810

Xtrackers MSCI Eurozone Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$13,874

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	276,795	Unrealized depreciation on forward foreign currency contracts	95,854

	Total	$276,795	Total	$109,728

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	Asset Derivatives		Liability Derivatives
Xtrackers MSCI Germany Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$10,124

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	205,459	Unrealized depreciation on forward foreign currency contracts	73,779

	Total	$205,459	Total	$83,903

Xtrackers MSCI Japan Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$521,187

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	2,086,495	Unrealized depreciation on forward foreign currency contracts	14,401,995

	Total	$2,086,495		$14,923,182

Xtrackers MSCI South Korea Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$8,221

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	117,404	Unrealized depreciation on forward foreign currency contracts	3,420

	Total	$117,404	Total	$11,641

*

Includes cumulative appreciation or cumulative depreciation on futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the year ended May 31, 2019 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

	Futures Contracts — Equity Contracts	Forward Foreign Currency Contracts — Foreign Exchange Contracts	Total
Xtrackers MSCI All World ex US Hedged Equity ETF	$(416,984)	$7,449,032	$7,032,048
Xtrackers MSCI Emerging Markets Hedged Equity ETF	(932,895)	7,004,546	6,071,651
Xtrackers MSCI Europe Hedged Equity ETF	149,657	107,142,096	107,291,753
Xtrackers MSCI Eurozone Hedged Equity ETF	46,271	3,988,566	4,034,837
Xtrackers MSCI Germany Hedged Equity ETF	(82,044)	3,115,794	3,033,750
Xtrackers MSCI Japan Hedged Equity ETF	(3,042,435)	43,039,670	39,997,235
Xtrackers MSCI South Korea Hedged Equity ETF	(15,822)	822,037	806,215

Net Change in Unrealized Appreciation (Depreciation) on:

	Futures Contracts — Equity Contracts	Forward Foreign Currency Contracts — Foreign Exchange Contracts	Total
Xtrackers MSCI All World ex US Hedged Equity ETF	$45,869	$(1,756,663)	$(1,710,794)
Xtrackers MSCI Emerging Markets Hedged Equity ETF	373,225	(2,051,143)	(1,677,918)
Xtrackers MSCI Europe Hedged Equity ETF	(164,248)	(37,332,486)	(37,496,734)
Xtrackers MSCI Eurozone Hedged Equity ETF	(8,340)	(1,240,153)	(1,248,493)
Xtrackers MSCI Germany Hedged Equity ETF	(14,021)	(1,074,734)	(1,088,755)
Xtrackers MSCI Japan Hedged Equity ETF	(1,047,077)	(7,762,343)	(8,809,420)
Xtrackers MSCI South Korea Hedged Equity ETF	(4,461)	12,263	7,802

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Notes to Financial Statements (Continued)

For the year ended May 31, 2019 the average monthly volume of derivatives was as follows:

	Futures Contracts (Contract Value)	Forward Foreign Currency Contracts (Contract Value)
Xtrackers MSCI All World ex US Hedged Equity ETF	$5,792,583	$(103,895,209)
Xtrackers MSCI Emerging Markets Hedged Equity ETF	3,414,686	(124,165,612)
Xtrackers MSCI Europe Hedged Equity ETF	31,647,969	(1,038,253,780)
Xtrackers MSCI Eurozone Hedged Equity ETF	918,939	(36,068,528)
Xtrackers MSCI Germany Hedged Equity ETF	756,662	(27,231,303)
Xtrackers MSCI Japan Hedged Equity ETF	23,735,573	(815,297,044)
Xtrackers MSCI South Korea Hedged Equity ETF	146,241	(9,447,327)

As of May 31, 2019, the Funds have transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Funds may have collateral agreements with certain counterparties to mitigate risk. Interest expense from collateral received, if any, is included in Other expenses on the Statements of Operations. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received(a)	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivatives Liabilities
Xtrackers MSCI All World ex US Hedged Equity ETF
Goldman Sachs & Co.	$307,451	$(216,438)	$40,000	$51,013	$216,438	$(216,438)	$—	$—
JP Morgan & Chase Co.	577,764	(202,236)	350,000	25,528	202,236	(202,236)	—	—
RBC Capital Markets	149,194	(114,467)	—	34,727	114,467	(114,467)	—	—
The Bank of New York Mellon	39,145	(39,145)	—	—	268,099	(39,145)	—	228,954
The Bank of Nova Scotia	7,392	(6,659)	—	733	6,659	(6,659)	—	—

	$1,080,946	$(578,945)	$390,000	$112,001	$807,899	$(578,945)	$—	$228,954

Xtrackers MSCI Emerging Markets Hedged Equity ETF
Goldman Sachs & Co.	$457,345	$(110,018)	$300,000	$47,327	$110,018	$(110,018)	$—	$—
JP Morgan & Chase Co.	299,872	(119,497)	180,375	—	119,497	(119,497)	—	—
RBC Capital Markets	112,395	(23,965)	—	88,430	23,965	(23,965)	—	—
The Bank of New York Mellon	58,411	(5,885)	—	52,526	5,885	(5,885)	—	—
The Bank of Nova Scotia	179,562	(110,076)	69,486	—	110,076	(110,076)	—	—

	$1,107,585	$(369,441)	$549,861	$188,283	$369,441	$(369,441)	$—	$—

Xtrackers MSCI Europe Hedged Equity ETF
Goldman Sachs & Co.	$216,326	$(19,750)	$—	$196,576	$19,750	$(19,750)	$—	$—
JP Morgan & Chase Co.	3,874,587	(1,547,995)	2,326,592	—	1,547,995	(1,547,995)	—	—
RBC Capital Markets	5,933,633	(2,965,719)	2,967,914	—	2,965,719	(2,965,719)	—	—
The Bank of New York Mellon	164,522	(57,066)	—	107,456	57,066	(57,066)	—	—
The Bank of Nova Scotia	2,546,051	(558,804)	1,987,247	—	558,804	(558,804)	—	—

	$12,735,119	$(5,149,334)	$7,281,753	$304,032	$5,149,334	$(5,149,334)	$—	$—

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Notes to Financial Statements (Continued)

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received(a)	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivatives Liabilities
Xtrackers MSCI Eurozone Hedged Equity ETF
Goldman Sachs & Co.	$120,009	$(40,801)	$79,208	$—	$40,801	$(40,801)	$—	$—
JP Morgan & Chase Co.	156,786	(55,053)	—	101,733	55,053	(55,053)	—	—

	$276,795	$(95,854)	$79,208	$101,733	$95,854	$(95,854)	$—	$—

Xtrackers MSCI Germany Hedged Equity ETF
Goldman Sachs & Co.	$96,043	$(34,158)	$—	$61,885	$34,158	$(34,158)	$—	$—
RBC Capital Markets	66,756	(24,623)	—	42,133	24,623	(24,623)	—	—
The Bank of Nova Scotia	42,660	(14,998)	—	27,662	14,998	(14,998)	—	—

	$205,459	$(73,779)	$—	$131,680	$73,779	$(73,779)	$—	$—

Xtrackers MSCI Japan Hedged Equity ETF
Goldman Sachs & Co.	$2,301	$(2,301)	$—	$—	$27,970	$(2,301)	$—	$25,669
JP Morgan & Chase Co.	684,583	(684,583)	—	—	5,144,382	(684,583)	2,780,000	1,679,799
RBC Capital Markets	465,982	(465,982)	—	—	4,856,955	(465,982)	2,540,000	1,850,973
The Bank of Nova Scotia	933,629	(933,629)	—	—	4,372,688	(933,629)	2,010,000	1,429,059

	$2,086,495	$(2,086,495)	$—	$—	$14,401,995	$(2,086,495)	$7,330,000	$4,985,500

Xtrackers MSCI South Korea Hedged Equity ETF
Goldman Sachs & Co.	$52,750	$(1,645)	$—	$51,105	$1,645	$(1,645)	$—	$—
RBC Capital Markets	57,497	(1,581)	—	55,916	1,581	(1,581)	—	—
The Bank of New York Mellon	7,157	(194)	—	6,963	194	(194)	—	—

	$117,404	$(3,420)	$—	$113,984	$3,420	$(3,420)	$—	$—

(a)	The actual collateral received may be more than the amount shown.

Affiliated Cash Management Vehicles    The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary management fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

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Notes to Financial Statements (Continued)

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary management fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Management Fee
Xtrackers MSCI All World ex US Hedged Equity ETF	0.40%
Xtrackers MSCI Emerging Markets Hedged Equity ETF	0.65%
Xtrackers MSCI Europe Hedged Equity ETF	0.45%
Xtrackers MSCI Eurozone Hedged Equity ETF	0.45%
Xtrackers MSCI Germany Hedged Equity ETF	0.45%
Xtrackers MSCI Japan Hedged Equity ETF	0.45%
Xtrackers MSCI South Korea Hedged Equity ETF	0.58%

The Advisor for the funds below has contractually agreed to waive a portion of its management fees in an amount equal to the acquired fund’s fees and expenses attributable to the Fund’s investments in affiliated cash management vehicles. For the year ended May 31, 2019, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers MSCI All World ex US Hedged Equity ETF	$1,665
Xtrackers MSCI Emerging Markets Hedged Equity ETF	1,087
Xtrackers MSCI Europe Hedged Equity ETF	8,585
Xtrackers MSCI Eurozone Hedged Equity ETF	499
Xtrackers MSCI Germany Hedged Equity ETF	221
Xtrackers MSCI Japan Hedged Equity ETF	6,782
Xtrackers MSCI South Korea Hedged Equity ETF	39

Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of four Trustees, including three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the year ended May 31, 2019, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers MSCI All World ex US Hedged Equity ETF	$20,663,939	$13,344,810
Xtrackers MSCI Emerging Markets Hedged Equity ETF	16,792,314	50,583,579
Xtrackers MSCI Europe Hedged Equity ETF	163,613,847	70,791,228
Xtrackers MSCI Eurozone Hedged Equity ETF	4,365,297	1,674,596
Xtrackers MSCI Germany Hedged Equity ETF	5,174,633	3,003,020
Xtrackers MSCI Japan Hedged Equity ETF	140,649,102	116,755,415
Xtrackers MSCI South Korea Hedged Equity ETF	4,420,478	7,298,998

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Notes to Financial Statements (Continued)

For the year ended May 31, 2019, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers MSCI All World ex US Hedged Equity ETF	$11,210,228	$30,929,764
Xtrackers MSCI Emerging Markets Hedged Equity ETF	861,370	26,694,964
Xtrackers MSCI Europe Hedged Equity ETF	111,026,554	754,643,558
Xtrackers MSCI Eurozone Hedged Equity ETF	—	8,292,445
Xtrackers MSCI Germany Hedged Equity ETF	—	9,883,114
Xtrackers MSCI Japan Hedged Equity ETF	86,759,817	707,377,064

5. Fund Share Transactions

As of May 31, 2019, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. The purchase of Creation Units for Xtrackers MSCI South Korea Hedged Equity ETF are generally issued in exchange for a specific amount of cash totaling the NAV of the Creation Units. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Investing in Emerging Markets

The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

7. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Funds’ status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. Each Fund may borrow up to the lesser of a pro-rata share of the credit facility at the amounts listed below or 33 percent of its net assets as permitted by the Act. The Funds had no outstanding loans at May 31, 2019.

Pro-rata Share
Xtrackers MSCI All World ex US Hedged Equity ETF	$9,450,000
Xtrackers MSCI Emerging Markets Hedged Equity ETF	14,700,000

8. Payments by Affiliates

During the year ended May 31, 2019, the Advisor agreed to reimburse Xtrackers MSCI South Korea Hedged Equity ETF $7,600 for a loss due to delayed processing of a corporate action. The amount compensated was 0.08% of the Fund’s average net assets.

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Report of Independent Registered Public Accounting Firm

To the Shareholders of Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF, Xtrackers MSCI Eurozone Hedged Equity ETF, Xtrackers MSCI Germany Hedged Equity ETF, Xtrackers MSCI Japan Hedged Equity ETF, Xtrackers MSCI South Korea Hedged Equity ETF, and the Board of Trustees of DBX ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF, Xtrackers MSCI Eurozone Hedged Equity ETF, Xtrackers MSCI Germany Hedged Equity ETF, Xtrackers MSCI Japan Hedged Equity ETF, and Xtrackers MSCI South Korea Hedged Equity ETF (collectively referred to as the “Funds”), (seven of the funds constituting DBX ETF Trust, “the Trust”)), including the schedules of investments, as of May 31, 2019, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (seven of the funds constituting the DBX ETF Trust) at May 31, 2019, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. general accepted accounting principles.

Individual fund constituting the DBX ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights

Xtrackers MSCI All World ex US Hedged Equity ETF

Xtrackers MSCI Emerging Markets Hedged Equity ETF

Xtrackers MSCI Europe Hedged Equity ETF

Xtrackers Germany Hedged Equity ETF

Xtrackers MSCI Japan Hedged Equity ETF

Xtrackers MSCI South Korea Hedged Equity ETF

	For the year ended May 31, 2019	For each of the two years in the period ended May 31, 2019	For each of the five years in the period ended May 31, 2019
Xtrackers MSCI Eurozone Hedged Equity ETF	For the year ended May 31, 2019	For each of the two years in the period ended May 31, 2019	For each of the four years in the period ended May 31, 2019 and the period from December 10, 2014 (commencement of operations) to May 31, 2015

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

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Report of Independent Registered Public Accounting Firm (Continued)

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of the internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2019, by correspondence with the custodians and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

New York, New York

July 26, 2019

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Trustees and Officers (Unaudited)

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Independent Trustees
Stephen R. Byers (1953) 345 Park Avenue New York, New York 10154	Trustee, Chairman of the Board and Member of the Audit and Nominating Committees; formerly, Lead Independent Trustee	Trustee since 2011 (Chairman of the Board since 2016; formerly, Lead Independent Trustee, 2015-2016)	Independent Director (2011-present); Independent Consultant (2014-present); formerly, Director of Investment Management, the Dreyfus Corporation (2000-2006) and Vice Chairman and Chief Investment Officer (2002-2006).	37	The Arbitrage Funds; Sierra Income Corporation; Mutual Fund Directors Forum.
George O. Elston (1964) 345 Park Avenue New York, New York 10154	Trustee, Chairman of the Audit Committee and Member of the Nominating Committee	Trustee since 2011 (Chairman of the Audit Committee since 2015)	Chief Financial Officer Enzyvant (2018-present); Chief Executive Officer, 2X Oncology, Inc. (2017-2018); Senior Vice President and Chief Financial Officer, Juniper Pharmaceuticals, Inc. (2014-2016); Senior Vice President and Chief Financial Officer, KBI BioPharma Inc. (2013-2014); Managing Partner, Chatham Street Partners (2010-2013).	37
J. David Officer (1948) 345 Park Avenue New York, New York 10154	Trustee, Chairman of the Nominating Committee and Member of the Audit Committee	Trustee since 2011 (Chairman of the Nominating Committee since 2015)	Independent Director (2010-present); formerly, Vice Chairman, the Dreyfus Corporation (2006-2009); President, The Dreyfus Family of Funds, Inc. (2006-2009).	37	Ilex Partners (Asia), LLC; Old Westbury Funds.

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Trustees and Officers (Unaudited) (Continued)

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Interested Trustee
Michael Gilligan (1966) 345 Park Avenue New York, New York 10154	Trustee Treasurer, Chief Financial Officer and Controller	Trustee since 2016; Treasurer, Chief Financial Officer and Controller since 2010	Director in the Finance Division at DWS Investment Management Americas, Inc. (2008-present); Manager, Treasurer and Chief Financial Officer of the Advisor (2010-present); Chief Financial Officer of Global Passive Asset Management Platform (2012-2018); Global Finance Director, Alternative Investments (2018-Present); Chief Financial Officer of RREEF America LLC (2018-present).	37	The Advisor, DBX Strategic Advisors LLC and DB Commodity Services LLC

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Freddi Klassen (1975) 345 Park Avenue New York, New York 10154	President and Chief Executive Officer	Since 2016	Director in DWS and Chief of Staff Office in the Americas for the Traditional Asset Classes Department (2014-present); Manager and Chief Operating Officer of DWS Investment Management Americas, Inc. (2018-present), the Advisor and DBX Strategic Advisors LLC and DB Commodity Services LLC (2016-present); Global Chief Operating Officer for Equities Technology in the Investment Bank Division at Deutsche Bank AG (2013-2014); Chief Operating Officer for Exchange Traded Funds and Systematic Funds in Europe (2008-2013).
Fiona Bassett (1974) 345 Park Avenue New York, New York 10154	Chief Operating Officer	Since 2014	Managing Director in DWS and Head of Passive Americas Asset Management Platform (2014-present); Manager and Chief Executive Officer and Chief Investment Officer of the Advisor (2014-present); Managing Director, COO Global Key Projects and Integration at Deutsche Asset Management (2012-2014); Managing Director at Deutsche Bank AG (2004-2012).

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Trustees and Officers (Unaudited) (Continued)

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Frank Gecsedi (1967) 345 Park Avenue New York, New York 10154	Chief Compliance Officer	Since 2010	Director in the DWS Compliance Department (2016-present), Vice President in the Deutsche Asset Management Compliance Department at Deutsche Bank AG (2013-2016) and Chief Compliance Officer of the Advisor (2010-present); Vice President in Deutsche Bank’s Global Markets Legal, Risk and Capital Division (2010-2012).
Bryan Richards (1978) 345 Park Avenue New York New York 10154	Vice President	Since 2016	Managing Director in DWS (2018-present); Director in DWS (2014-2018); Portfolio Manager in the Passive Asset Management Department at Deutsche Bank AG (2011-present); Primary Portfolio Manager for the PowerShares DB Commodity ETFs (2011-2015).
Leslie Lowenbraun (1953) 345 Park Avenue New York, New York 10154	Secretary	Since 2016	Director in U.S. Retail Passive Legal of DWS (2018-present) and Chief Legal Officer of the Advisor (2017-present); Vice President in U.S. Retail Passive Legal of DWS (2014-2018) ; Counsel at Skadden, Arps, Slate, Meagher & Flom LLP (2005-2014).
Amy McDonald (1978) One International Place Boston, Massachusetts 02110	Assistant Secretary	Since 2018	Vice President in U.S. Retail Passive Legal of DWS (2018-present); Vice President, Fidelity Investments Asset Management Compliance (2016-2017); Legal Counsel and Senior Legal Counsel, Fidelity Investments (2010-2016).
Kevin Teevan (1973) 345 Park Avenue New York, New York 10154	Assistant Treasurer	Since 2018	Vice President in Finance for U.S. Traditional Asset Classes of DWS (2018-present); Vice President in Chief Operating Office for Global Transaction Banking at Deutsche Bank AG (2014-2017); Vice President in Finance for U.S. Passive Asset Management Platform at Deutsche Bank AG (2011-2014).
Christina A. Morse (1964) BNY Mellon Asset Servicing, Atlantic Terminal Office Tower, 2 Hanson Place Brooklyn, NY 11217	Assistant Secretary	Since 2016	Vice President at BNY Mellon-Asset Servicing (2014-present); Vice President and Counsel at Lord Abbett & Co. LLC (2013-2014).

Each Trustee serves until his or her successor is duly elected or appointed and qualified. Each officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

The Funds’ SAI includes additional information about the Funds’ Trustees and is available by calling 855-329-3837, or on the Company’s website at www.Xtrackers.com

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Board Considerations in Approval of Investment Advisory Contract

Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Germany Hedged Equity ETF, Xtrackers MSCI Japan Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF, Xtrackers MSCI South Korea Hedged Equity ETF, Xtrackers MSCI All World ex-US Hedged Equity ETF, and Xtrackers MSCI Eurozone Hedged Equity ETF

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on February 11-12, 2019 (the “Meeting”), the Trustees, including the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Germany Hedged Equity ETF, Xtrackers MSCI Japan Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF, Xtrackers MSCI South Korea Hedged Equity ETF, Xtrackers MSCI All World ex-US Hedged Equity ETF, and Xtrackers MSCI Eurozone Hedged Equity ETF (each a “Fund,” and collectively, the “Funds”). The Independent Trustees were advised throughout the review and Meeting by K&L Gates LLP (“Independent Trustee Counsel”).

Before reaching their decision to approve the Investment Advisory Agreement for another annual period, the Independent Trustees evaluated the materials furnished to them in advance of the Meeting from DBX Advisors LLC (“DBX” or the “Advisor”) for purposes of reviewing the agreement’s terms and also took into consideration the discussions they had with management during the Meeting and among themselves during their Executive Sessions held on February 11 and February 12, 2019. The Independent Trustees also noted that they had received and should take into consideration a substantial amount of information furnished throughout the year at regular Board meetings, which information included, among other things, an analysis of each Fund’s investment performance and related financial information, presentations given by DBX, as well as its periodic reports on brokerage commissions, portfolio execution and other services provided to the Funds.

In reaching its decision to continue in effect the Investment Advisory Agreement for another annual period, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Advisor from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Advisor.

The Board reached a determination, with the assistance of Dechert LLP (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services provided by the Advisor under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Advisor continuously during the prior year, in addition to the information the Advisor had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

The Board considered that the Advisor provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its Deutsche Bank affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Advisor arranges for the provision of transfer

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DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contract (Continued)

agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also considered that in addition to managing the Funds’ portfolios directly, the Advisor provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds. The Trustees took into consideration that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Advisor in supervising third party service providers to the Funds, such as the administrator and the custodian, noting the Advisor’s extensive work with these service providers (including onsite due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Advisor, which supports the Funds’ compliance program.

Advisor’s Financial Resources.    In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared each Fund’s advisory fee to that of other pertinent exchange-traded funds (“ETFs”) and noted that each Fund’s fee is competitive with the fees of its respective peer group. The Board agreed that it was familiar with the Advisor’s methodology for selecting each Fund’s peer group and believed that the Funds’ peer groups were appropriate. The Board considered that the fee for each of the Funds is a unitary fee pursuant to which the Advisor pays all of the Funds’ costs (subject to certain specified exceptions). The Board also considered that each Fund’s portfolio is managed on a day-to-day basis by the Advisor and that the Advisor also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered the expenses of the Advisor in developing and rendering services provided to the Funds and the information provided by the Advisor to the Board regarding the Funds’ profitability. The Board considered that the Advisor had provided extensive information about the Advisor’s profitability and the Advisor’s methodology in determining profitability. While the Advisor had provided information about the Advisor’s expenses relating to marketing the Funds, the Board considered the Advisor’s profitability without accounting for such expenses. The Board determined that, although only some of the Funds were profitable as of this time, the Advisor’s profitability with respect to each profitable Fund was not excessive. The Board considered whether the Advisor would benefit in other ways from its relationships with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Funds.

Economies of Scale.    The Board considered that certain Funds had attracted a substantial amount of assets, but determined that those Funds were not experiencing economies of scale beyond what was reflected in each Fund’s unitary fee, which the Board noted was very competitive. The Board considered that the other Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

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DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at 855-329-3837.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q or Form N-PORT (available for filings after March 31, 2019). Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount/Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca or Cboe, as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its period ended May 31, 2019.

Qualified Dividend Income*
Xtrackers MSCI All World ex US Hedged Equity ETF	84%
Xtrackers MSCI Emerging Markets Hedged Equity ETF	74%
Xtrackers MSCI Europe Hedged Equity ETF	74%
Xtrackers MSCI Eurozone Hedged Equity ETF	80%
Xtrackers MSCI Germany Hedged Equity ETF	100%
Xtrackers MSCI Japan Hedged Equity ETF	81%
Xtrackers MSCI South Korea Hedged Equity ETF	100%

* The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Each Fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

	Gross Foreign Income	Foreign Taxes Paid
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	$3,649,887	$256,228
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	4,352,466	449,118
Deutsche X-trackers MSCI Europe Hedged Equity ETF	36,670,456	2,656,804
Deutsche X-trackers MSCI Eurozone Hedged Equity ETF	1,197,317	83,143
Deutsche X-trackers MSCI Germany Hedged Equity ETF	772,058	94,520
Deutsche X-trackers MSCI Japan Hedged Equity ETF	18,447,143	1,756,228
Deutsche X-trackers MSCI South Korea Hedged Equity ETF	302,137	55,540

128

DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax advisor, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

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DBX ETF Trust

This report is intended for the shareholders of DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in U.S companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The Funds’ use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Each Fund, except Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF, Xtrackers MSCI Eurozone Hedged Equity ETF and Xtrackers MSCI Japan Hedged Equity ETF, is non-diversified and can take larger positions in fewer issues, increasing each Fund’s potential risk. Performance of the Funds may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in these Funds should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Funds. Please read the prospectus for more information.

In June 2016, the United Kingdom approved a referendum to leave the EU, creating economic and political uncertainty in its wake. Significant uncertainty exists regarding the timing of the United Kingdom’s anticipated withdrawal from the EU and the effects such withdrawal will have on the United Kingdom’s economy and on markets in the United Kingdom and throughout the world.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

The Funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such Funds or securities or any index on which such Funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX and any related funds.

Copyright © 2019 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 345 Park Avenue New York, NY 10154	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1100 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-35361-6 (7/19) DBX003922 (7/20)

May 31, 2019

Annual Report

DBX ETF Trust

Xtrackers MSCI EAFE Hedged Equity ETF (DBEF)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this annual report for the period ended May 31, 2019.

The global economy experienced sluggish growth over the reporting period due to the ongoing trade tensions between the U.S. and China, auto downturns in Germany, financial deleveraging in China, and geopolitical uncertainty across regions. Economic growth was upbeat in the U.S., supported by net exports, strong private consumption and low unemployment rates. On the downside, the Eurozone witnessed a slowdown in growth as a consequence of falling consumer sentiment, weaker manufacturing sector, and fears of higher auto tariffs on the back of concerns around trade war. Elsewhere, China’s economic growth slowed down because of the focus on financial deleveraging and efforts to transition to an ingrown economy. Furthermore, the U.S. Federal Reserve Board signaled that there would be no further interest rate hikes for the year owing to the headwinds faced by the economy.

In the Eurozone, the slowdown in aggregate growth over the reporting period was worsened by auto downturns and jitters due to European elections. As a result, the European Central Bank (ECB) continued its accommodative monetary stance, with inflation being well under target levels. The ECB is expected to keep interest rates unchanged, at least through the first half of 2020. The United Kingdom’s economic growth was moderate over the reporting period, backed by government consumption and fixed investments, although the uncertainties around Brexit1 continue to hinder consumer confidence. Strong domestic demand and fixed investments aided a rebound in economic growth in Germany earlier this year after facing sluggish growth late last year, impacted by the slowdown in the auto sector. Meanwhile, France witnessed stable growth over the reporting period, backed by strong growth in exports and fiscal measures invoked to tackle the impact of the ‘gilet jaunes’ protests, which erupted late last year.

Across the Pacific, the Japanese economy faced moderate growth over the reporting period, starting the year with positive growth, although this was entirely driven by a sharp contraction in imports, while both domestic demand and exports deteriorated. Consumer confidence in Japan dipped on the back of rising trade tensions between the U.S. and China. Weaker global demand for exports and trade negotiations between the U.S. and Japan, with the U.S. leveraging pressure using tariffs on Japanese car imports, made things worse. Growth in Australia was moderate over the reporting period, backed by strong exports, wage growth, and sustained business investments. A surprise victory, contrary to pre-election opinion polls, resulted in an absolute majority for the Liberal-National coalition. The party’s strong ground on economic management and improvement reinforced market sentiment, as evidenced by the stock market’s multi-year highs. The housing market fell to its worst levels earlier this year, as prices continued to decline albeit at a slower rate.

The global economy continues to face downside risks due to trade frictions, Brexit negotiations, and uncertainty about the stability of Germany’s coalition government. Europe’s export-driven economies have already shown signs of slowing. Major central banks are expected to maintain a dovish stance and avoid further interest rate hikes owing to the weak economic backdrop. With low inflationary pressure, central banks have the freedom to leverage monetary and fiscal policies that can ensure growth is at a comfortable level in the future. That said, growth momentum is expected to be slightly slower in the U.S., Eurozone and China but compensated by notable growth in the emerging markets in the near future.

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 Brexit is a combination of the words “Britain” and “Exit” and describes the exit of the United Kingdom from the European Union.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

1

This Page is Intentionally Left Blank

2

DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited)

Xtrackers MSCI EAFE Hedged Equity ETF

The Xtrackers MSCI EAFE Hedged Equity ETF (DBEF) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE US Dollar Hedged Index (the DBEF Index). The DBEF Index is designed to provide exposure to equity securities in developed international stock markets while at the same time mitigating exposure to fluctuation between the value of the U.S. dollar and select non-U.S. currencies. For the 12-month period ended May 31, 2019, DBEF returned -0.14%, compared to the DBEF Index return of 0.14%.

The majority of sectors contributed negatively to performance during the period with the greatest negative contributions coming from Financials, Consumer Discretionary and Industrials. The Consumer Staples, Utilities and Health Care sectors contributed positively to performance. From a geographical perspective, Switzerland, Australia and New Zealand were the major positive contributors, while Japan, Germany and United Kingdom contributed negatively to performance. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. The currency hedging strategy contributed positively to performance.

*************************

Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance data visit www.Xtrackers.com. Returns assume that dividends and capital gains distributions have been reinvested. See pages 4-5 of this report for additional performance information, including performance data based on market value. The views expressed in this report reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Current and future portfolio holdings are subject to risk.

3

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI EAFE Hedged Equity ETF (DBEF)

The Xtrackers MSCI EAFE Hedged Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track developed market performance while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. The MSCI EAFE Index includes large and mid capitalization securities across developed markets in Europe, Australasia and the Far East. It is not possible to invest directly into an index.

Performance as of 5/31/19

Average Annual Total Return

	Net Asset Value	Market Value	MSCI EAFE US Dollar Hedged Index	MSCI EAFE Index
One Year	-0.14%	-0.45%	0.14%	-5.75%
Five Year	5.70%	5.50%	6.04%	1.27%
Since Inception[1]	7.58%	7.55%	7.99%	3.83%

Cumulative Total Returns

	Net Asset Value	Market Value	MSCI EAFE US Dollar Hedged Index	MSCI EAFE Index
One Year	-0.14%	-0.45%	0.14%	-5.75%
Five Year	31.91%	30.67%	34.08%	6.51%
Since Inception[1]	79.22%	78.77%	84.66%	35.03%

1 Total returns are calculated based on the commencement of operations, 6/9/11 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated September 28, 2018, was 0.35%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

4

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI EAFE Hedged Equity ETF (DBEF) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 6/9/11.

Sector Diversification* as of 5/31/19

Financials	19.0%
Industrials	14.6%
Consumer Staples	12.0%
Health Care	11.1%
Consumer Discretionary	10.9%
Materials	7.2%
Information Technology	6.6%
Energy	5.7%
Communication Services	5.6%
Real Estate	3.7%
Utilities	3.6%

Total	100.0%

Ten Largest Equity Holdings as of 5/31/19 (12.8% of Net Assets)

Description	% of Net Assets
Nestle SA (Switzerland)	2.3%
Royal Dutch Shell PLC (Netherlands)	1.9%
Novartis AG (Switzerland)	1.4%
Roche Holding AG (Switzerland)	1.4%
HSBC Holdings PLC (United Kingdom)	1.2%
BP PLC (United Kingdom)	1.0%
Toyota Motor Corp. (Japan)	1.0%
TOTAL SA (France)	0.9%
SAP SE (Germany)	0.9%
AIA Group Ltd. (Hong Kong)	0.8%

Country Diversification* as of 5/31/19

Japan	24.1%
United Kingdom	15.2%
France	10.9%
Switzerland	9.6%
Germany	8.6%
Australia	7.3%
Netherlands	4.8%
Hong Kong	3.8%
Spain	3.0%
Sweden	2.4%
Italy	2.0%
Other	8.3%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 7.

5

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. In the most resent six-month period the Fund limited these expenses; had it not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2018 to May 31, 2019).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers MSCI EAFE Hedged Equity ETF
Actual	$1,000.00	$1,038.80	0.36%	$1.83
Hypothetical (5% return before expenses)	$1,000.00	$1,023.14	0.36%	$1.82

(1) Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 365.

6

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF

May 31, 2019

	Number of Shares	Value
COMMON STOCKS — 97.3%

Australia — 7.1%
AGL Energy Ltd.	222,130	$3,166,572
Alumina Ltd.	910,392	1,509,373
AMP Ltd.	1,041,825	1,568,284
APA Group (a)	413,057	2,905,482
Aristocrat Leisure Ltd.	202,416	4,088,900
ASX Ltd.	66,786	3,509,444
Aurizon Holdings Ltd.	686,540	2,466,982
AusNet Services	590,606	729,270
Australia & New Zealand Banking Group Ltd.	1,002,322	19,385,202
Bank of Queensland Ltd.	130,385	837,547
Bendigo & Adelaide Bank Ltd.	162,026	1,262,219
BHP Group Ltd.	1,022,227	26,776,242
BHP Group PLC	739,372	16,681,626
BlueScope Steel Ltd.	187,263	1,369,187
Boral Ltd.	407,516	1,535,023
Brambles Ltd.	554,254	4,656,110
Caltex Australia Ltd.	89,940	1,646,503
Challenger Ltd.	189,399	1,060,282
CIMIC Group Ltd.	31,384	983,179
Coca-Cola Amatil Ltd.	186,233	1,231,175
Cochlear Ltd.	19,623	2,724,256
Coles Group Ltd.*	387,731	3,348,653
Commonwealth Bank of Australia	618,102	33,663,201
Computershare Ltd.	154,561	1,788,407
Crown Resorts Ltd.	119,144	1,035,604
CSL Ltd.	157,866	22,503,475
Dexus REIT	382,621	3,418,653
Domino’s Pizza Enterprises Ltd.	20,022	543,207
Flight Centre Travel Group Ltd.	18,861	570,324
Fortescue Metals Group Ltd.	493,334	2,754,909
Goodman Group REIT	554,449	5,153,908
GPT Group REIT	632,618	2,527,751
Harvey Norman Holdings Ltd. (b)	200,456	578,472
Incitec Pivot Ltd.	561,748	1,278,161
Insurance Australia Group Ltd.	809,854	4,297,723
Lendlease Group (a)	194,125	1,918,963
Macquarie Group Ltd.	113,717	9,490,682
Medibank Pvt Ltd.	943,566	2,166,559
Mirvac Group REIT	1,301,207	2,735,012
National Australia Bank Ltd.	974,127	17,900,610
Newcrest Mining Ltd.	271,710	5,128,666
Oil Search Ltd.	472,341	2,310,016
Orica Ltd.	130,421	1,869,167
Origin Energy Ltd.	599,577	2,986,343
QBE Insurance Group Ltd.	456,626	3,696,594
Ramsay Health Care Ltd.	49,736	2,409,257
REA Group Ltd.	16,966	1,047,230
Santos Ltd.	591,639	2,766,222
Scentre Group REIT	1,871,538	4,933,471
SEEK Ltd.	116,321	1,686,455
Sonic Healthcare Ltd.	147,641	2,678,237
South32 Ltd.	1,760,062	4,053,558
Stockland REIT	804,300	2,471,679
Suncorp Group Ltd.	451,197	4,078,316
Sydney Airport (a)	409,758	2,106,279

	Number of Shares	Value
Australia (Continued)
Tabcorp Holdings Ltd.	679,133	$2,124,720
Telstra Corp. Ltd.	1,472,507	3,728,383
TPG Telecom Ltd.	126,741	553,017
Transurban Group (a)	940,786	9,091,012
Treasury Wine Estates Ltd.	240,306	2,508,831
Vicinity Centres REIT	1,127,722	2,018,329
Washington H Soul Pattinson & Co. Ltd.	36,692	568,115
Wesfarmers Ltd.	390,459	10,035,383
Westpac Banking Corp.	1,208,584	23,005,477
Woodside Petroleum Ltd.	328,954	8,082,655
Woolworths Group Ltd.	461,050	10,033,047
WorleyParsons Ltd.	109,446	1,000,658

		334,738,249

Austria — 0.2%
ANDRITZ AG (b)	24,164	869,238
Erste Group Bank AG*	106,197	3,766,777
OMV AG	49,913	2,346,964
Raiffeisen Bank International AG	46,505	1,081,669
Verbund AG	23,193	1,160,777
voestalpine AG	41,786	1,090,946

		10,316,371

Belgium — 0.9%
Ageas	63,548	3,100,976
Anheuser-Busch InBev SA/NV	265,626	21,546,707
Colruyt SA	21,363	1,587,554
Groupe Bruxelles Lambert SA	27,622	2,575,416
KBC Group NV	86,929	5,716,087
Proximus SADP	48,708	1,412,055
Solvay SA	25,400	2,385,834
Telenet Group Holding NV	16,933	912,547
UCB SA	43,261	3,309,590
Umicore SA (b)	69,328	2,067,920

		44,614,686

Chile — 0.0%
Antofagasta PLC	147,110	1,455,887

China — 0.1%
BeiGene Ltd., ADR*(b)	12,542	1,479,078
Yangzijiang Shipbuilding Holdings Ltd.	868,400	866,061

		2,345,139

Denmark — 1.7%
A.P. Moller — Maersk A/S, Class A	1,170	1,194,556
A.P. Moller — Maersk A/S, Class B	2,371	2,546,678
Carlsberg A/S, Class B	37,554	4,947,126
Chr Hansen Holding A/S	36,449	3,804,825
Coloplast A/S, Class B	39,826	4,245,517
Danske Bank A/S	237,957	3,915,699
Demant A/S*	39,511	1,323,397
DSV A/S	62,935	5,624,392
Genmab A/S*	22,007	3,777,736
H Lundbeck A/S	22,401	899,431
ISS A/S	60,691	1,708,231
Novo Nordisk A/S, Class B	602,078	28,344,420

See Notes to Financial Statements.	7

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
Denmark (Continued)
Novozymes A/S, Class B	78,101	$3,675,644
Orsted A/S, 144A	65,930	5,254,911
Pandora A/S	36,285	1,347,789
Tryg A/S	41,976	1,314,909
Vestas Wind Systems A/S	67,991	5,573,783

		79,499,044

Finland — 1.1%
Elisa OYJ	47,931	2,137,573
Fortum OYJ	150,643	3,219,421
Kone OYJ, Class B	116,971	6,378,241
Metso OYJ (b)	36,718	1,187,521
Neste OYJ	149,191	5,043,423
Nokia OYJ (b)	1,968,322	9,851,175
Nokian Renkaat OYJ	43,055	1,230,857
Nordea Bank Abp	1,053,307	7,438,126
Orion OYJ, Class B	34,569	1,130,764
Sampo OYJ, Class A	152,610	6,608,162
Stora Enso OYJ, Class R	186,020	1,966,330
UPM-Kymmene OYJ	180,178	4,512,854
Wartsila OYJ Abp	148,003	2,163,506

		52,867,953

France — 10.7%
Accor SA	64,517	2,381,377
Aeroports de Paris	9,923	1,698,305
Air Liquide SA	150,296	18,721,308
Airbus SE	203,356	26,093,942
Alstom SA	53,207	2,429,929
Amundi SA, 144A	19,904	1,291,904
Arkema SA	23,316	1,956,697
Atos SE	32,362	2,466,385
AXA SA	677,120	16,702,389
BioMerieux (b)	13,634	1,114,170
BNP Paribas SA (b)	393,559	17,971,383
Bollore SA (b)	338,394	1,528,033
Bouygues SA	74,494	2,607,327
Bureau Veritas SA	103,045	2,430,127
Capgemini SE (b)	55,374	6,192,327
Carrefour SA	207,646	3,906,425
Casino Guichard Perrachon SA (b)	20,648	785,894
Cie de Saint-Gobain	171,432	6,208,001
Cie Generale des Etablissements Michelin SCA	59,422	6,834,197
CNP Assurances	54,425	1,166,775
Covivio REIT	15,829	1,660,477
Credit Agricole SA (b)	404,882	4,627,197
Danone SA	214,615	17,118,755
Dassault Aviation SA	930	1,160,513
Dassault Systemes SE	45,056	6,686,950
Edenred	83,711	3,824,897
Eiffage SA	26,475	2,531,175
Electricite de France SA	215,099	3,018,158
Engie SA (b)	628,815	8,745,933
EssilorLuxottica SA	98,781	11,382,995
Eurazeo SE	17,058	1,193,887
Eutelsat Communications SA	59,058	1,040,787

	Number of Shares	Value
France (Continued)
Faurecia SA	24,941	$921,429
Gecina SA REIT	15,444	2,208,430
Getlink SE	157,259	2,426,180
Hermes International	10,975	7,292,717
ICADE REIT	10,901	926,146
Iliad SA	10,357	1,196,956
Imerys SA	11,002	477,381
Ingenico Group SA*	20,589	1,646,421
Ipsen SA	12,327	1,472,140
JCDecaux SA	25,295	706,462
Kering SA	26,351	13,716,721
Klepierre SA REIT	70,186	2,389,114
Legrand SA	91,999	6,181,024
L’Oreal SA	87,883	23,602,240
LVMH Moet Hennessy Louis Vuitton SE	96,646	36,558,193
Natixis SA (b)	300,031	1,377,261
Orange SA (b)	697,602	10,941,798
Pernod Ricard SA	74,125	13,067,292
Peugeot SA	206,553	4,608,117
Publicis Groupe SA	74,373	4,062,918
Remy Cointreau SA (b)	7,643	1,050,226
Renault SA	65,254	3,930,709
Safran SA	115,186	15,145,724
Sanofi	391,349	31,583,180
Sartorius Stedim Biotech	9,406	1,304,039
Schneider Electric SE	193,041	15,268,512
SCOR SE	54,230	2,231,286
SEB SA	8,327	1,360,964
Societe BIC SA*(b)	8,819	688,669
Societe Generale SA (b)	262,855	6,595,381
Sodexo SA	30,852	3,550,050
Suez (b)	124,459	1,665,006
Teleperformance	20,436	3,926,795
Thales SA	37,652	4,145,745
TOTAL SA	828,269	43,156,264
Ubisoft Entertainment SA*	29,800	2,442,246
Unibail-Rodamco-Westfield REIT	33,222	5,023,402
Unibail-Rodamco-Westfield CDI	298,070	2,241,392
Valeo SA (b)	81,602	2,158,720
Veolia Environnement SA (b)	181,334	4,195,399
Vinci SA	178,847	17,674,311
Vivendi SA (b)	324,574	8,749,534
Wendel SA	9,002	1,146,457
Worldline SA, 144A*	28,284	1,703,113

		504,194,683

Germany — 7.9%
1&1 Drillisch AG	17,440	533,060
adidas AG	62,782	17,969,176
Allianz SE	148,392	32,966,422
Axel Springer SE	15,533	963,947
BASF SE	321,547	21,215,428
Bayer AG	324,548	19,150,990
Bayerische Motoren Werke AG	114,931	7,963,112
Beiersdorf AG	34,094	3,925,002
Brenntag AG	53,367	2,478,969

See Notes to Financial Statements.	8

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
Germany (Continued)
Carl Zeiss Meditec AG	15,000	$1,411,806
Commerzbank AG	344,794	2,427,459
Continental AG	37,993	5,169,693
Covestro AG, 144A	60,585	2,655,200
Daimler AG	314,783	16,329,414
Delivery Hero SE, 144A*	38,905	1,675,497
Deutsche Bank AG (c)	673,686	4,581,152
Deutsche Boerse AG	66,683	9,218,796
Deutsche Lufthansa AG	82,398	1,569,477
Deutsche Post AG	345,932	10,194,817
Deutsche Telekom AG	1,166,241	19,686,416
Deutsche Wohnen SE	123,438	5,826,255
E.ON SE	758,993	7,927,145
Evonik Industries AG	66,371	1,743,932
Fraport AG Frankfurt Airport Services Worldwide	14,202	1,118,542
Fresenius Medical Care AG & Co. KGaA	74,678	5,446,114
Fresenius SE & Co. KGaA	144,502	7,330,595
GEA Group AG	56,904	1,556,210
Hannover Rueck SE	20,743	3,109,839
HeidelbergCement AG	53,118	3,949,744
Henkel AG & Co. KGaA	36,929	3,201,424
HOCHTIEF AG	8,552	1,018,448
HUGO BOSS AG	22,377	1,302,427
Infineon Technologies AG	396,755	7,129,029
Innogy SE, 144A	4,416	200,196
Innogy SE	47,473	1,970,241
KION Group AG	24,662	1,345,606
Knorr-Bremse AG*	15,722	1,730,925
LANXESS AG	30,539	1,530,822
Merck KGaA	44,973	4,343,912
METRO AG	58,391	920,422
MTU Aero Engines AG	17,583	3,802,876
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	53,014	12,798,505
Puma SE	2,910	1,692,106
RWE AG	191,001	4,771,131
SAP SE	342,086	42,198,492
Siemens AG	266,844	30,239,915
Siemens Healthineers AG, 144A	50,628	1,971,094
Symrise AG	44,507	4,169,626
Telefonica Deutschland Holding AG	243,801	683,905
thyssenkrupp AG (b)	147,870	1,872,473
TUI AG	149,702	1,381,608
Uniper SE	69,237	1,942,222
United Internet AG	46,465	1,663,673
Volkswagen AG	11,852	1,881,480
Vonovia SE	170,346	8,936,633
Wirecard AG	41,171	6,443,821
Zalando SE, 144A*	40,191	1,595,733

		372,832,954

Hong Kong — 3.7%
AIA Group Ltd.	4,204,489	39,499,795
ASM Pacific Technology Ltd. (b)	111,859	1,085,123
Bank of East Asia Ltd.	406,430	1,264,982

	Number of Shares	Value
Hong Kong (Continued)
BOC Hong Kong Holdings Ltd.	1,282,956	$4,925,917
CK Asset Holdings Ltd.	889,107	6,430,518
CK Hutchison Holdings Ltd.	924,969	8,736,975
CK Infrastructure Holdings Ltd.	228,690	1,766,323
CLP Holdings Ltd.	564,831	6,387,136
Dairy Farm International Holdings Ltd.	100,200	766,530
Galaxy Entertainment Group Ltd.	780,374	4,718,348
Hang Lung Properties Ltd.	662,917	1,395,250
Hang Seng Bank Ltd.	263,033	6,592,979
Henderson Land Development Co. Ltd.	510,579	2,637,709
HK Electric Investments & HK Electric Investments Ltd. (a)	998,907	977,303
HKT Trust & HKT Ltd. (a)	1,351,867	2,131,382
Hong Kong & China Gas Co. Ltd.	3,501,363	7,735,598
Hong Kong Exchanges & Clearing Ltd.	416,712	13,256,880
Hongkong Land Holdings Ltd.	415,500	2,709,060
Hysan Development Co. Ltd.	203,698	1,060,122
Jardine Matheson Holdings Ltd.	77,757	4,990,444
Jardine Strategic Holdings Ltd.	79,087	2,953,109
Kerry Properties Ltd.	220,825	838,000
Link REIT	728,823	8,720,347
Melco Resorts & Entertainment Ltd., ADR	78,241	1,510,051
MTR Corp. Ltd.	510,962	3,125,259
New World Development Co. Ltd.	2,139,902	3,155,445
NWS Holdings Ltd.	511,775	1,009,247
PCCW Ltd.	1,286,823	732,087
Power Assets Holdings Ltd.	465,660	3,219,416
Shangri-La Asia Ltd.	471,780	601,795
Sino Land Co. Ltd.	1,173,127	1,876,512
SJM Holdings Ltd. (b)	673,690	745,914
Sun Hung Kai Properties Ltd.	546,905	8,657,501
Swire Pacific Ltd., Class A	175,942	2,082,698
Swire Properties Ltd.	406,160	1,673,434
Techtronic Industries Co. Ltd.	468,432	2,987,620
Vitasoy International Holdings Ltd.	258,482	1,386,453
WH Group Ltd., 144A	3,299,642	2,971,532
Wharf Holdings Ltd.	444,103	1,135,813
Wharf Real Estate Investment Co. Ltd.	406,595	2,777,349
Wheelock & Co. Ltd.	290,980	1,926,369
Yue Yuen Industrial Holdings Ltd.	241,605	676,471

		173,830,796

Ireland — 0.7%
AerCap Holdings NV*	43,013	1,927,843
AIB Group PLC	280,536	1,153,948
Bank of Ireland Group PLC	322,649	1,730,878
CRH PLC	285,024	8,912,473
DCC PLC	33,521	2,818,208
Flutter Entertainment PLC	29,859	2,124,851
James Hardie Industries PLC CDI	151,748	1,930,601
Kerry Group PLC, Class A	54,741	6,329,464
Kingspan Group PLC	52,215	2,721,786
Smurfit Kappa Group PLC	74,446	2,062,562

		31,712,614

See Notes to Financial Statements.	9

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
Isle of Man — 0.0%
GVC Holdings PLC	187,326	$1,419,545

Israel — 0.6%
Azrieli Group Ltd.	14,469	864,125
Bank Hapoalim BM	397,222	2,884,026
Bank Leumi Le-Israel BM	532,128	3,591,949
Check Point Software Technologies Ltd.*	43,822	4,832,690
CyberArk Software Ltd.*	12,297	1,623,819
Elbit Systems Ltd.	8,515	1,221,428
Israel Chemicals Ltd.	240,356	1,215,339
Israel Discount Bank Ltd., Class A	404,891	1,556,972
Mizrahi Tefahot Bank Ltd.*	49,139	1,082,790
Nice Ltd.*	21,301	2,954,441
Teva Pharmaceutical Industries Ltd., ADR*	378,048	3,270,115
Wix.com Ltd.*	16,175	2,221,475

		27,319,169

Italy — 1.9%
Assicurazioni Generali SpA	392,545	6,891,563
Atlantia SpA	172,835	4,336,660
Davide Campari-Milano SpA	190,922	1,865,218
Enel SpA	2,833,604	17,632,270
Eni SpA	878,619	13,329,512
Ferrari NV	42,572	6,068,601
FinecoBank Banca Fineco SpA	165,406	1,714,059
Intesa Sanpaolo SpA	5,175,808	10,603,372
Leonardo SpA	141,987	1,577,016
Mediobanca Banca di Credito Finanziario SpA	205,743	1,901,295
Moncler SpA	60,370	2,225,610
Pirelli & C SpA, 144A	150,488	858,414
Poste Italiane SpA, 144A	187,484	1,822,205
Prysmian SpA*	81,181	1,354,029
Recordati SpA	34,036	1,406,871
Snam SpA	796,666	4,008,562
Telecom Italia SpA*	3,224,767	1,584,410
Telecom Italia SpA-RSP	2,259,137	1,056,214
Terna Rete Elettrica Nazionale SpA	488,469	2,982,775
UniCredit SpA	692,213	7,878,483

		91,097,139

Japan — 23.6%
ABC-Mart, Inc.	15,400	963,521
Acom Co. Ltd.	122,400	411,144
Advantest Corp.	63,700	1,499,550
Aeon Co. Ltd.	226,400	3,922,540
AEON Financial Service Co. Ltd.	33,800	541,786
Aeon Mall Co. Ltd.	33,900	498,966
AGC, Inc. (b)	61,700	1,989,955
Air Water, Inc.	45,600	680,855
Aisin Seiki Co. Ltd.	55,254	1,838,146
Ajinomoto Co., Inc.	156,947	2,675,044
Alfresa Holdings Corp.	68,600	1,731,380
Alps Alpine Co. Ltd.	68,656	1,140,412
Amada Holdings Co. Ltd.	109,900	1,135,865
ANA Holdings, Inc. (b)	34,100	1,144,166

	Number of Shares	Value
Japan (Continued)
Aozora Bank Ltd. (b)	41,800	$1,017,950
Asahi Group Holdings Ltd.	122,465	5,398,563
Asahi Intecc Co. Ltd.	33,900	1,739,344
Asahi Kasei Corp.	439,300	4,536,305
Astellas Pharma, Inc.	653,732	8,822,803
Bandai Namco Holdings, Inc.	69,100	3,405,103
Bank of Kyoto Ltd.	21,400	839,293
Benesse Holdings, Inc.	33,400	779,174
Bridgestone Corp. (b)	205,876	7,711,445
Brother Industries Ltd.	76,200	1,310,023
Calbee, Inc.	29,700	844,147
Canon, Inc.	345,486	9,771,740
Casio Computer Co. Ltd.	64,300	718,565
Central Japan Railway Co.	50,154	10,480,666
Chiba Bank Ltd.	203,100	976,469
Chubu Electric Power Co., Inc.	215,200	2,942,083
Chugai Pharmaceutical Co. Ltd.	77,000	5,144,465
Chugoku Electric Power Co., Inc.	107,100	1,343,136
Coca-Cola Bottlers Japan Holdings, Inc.	46,054	1,048,874
Concordia Financial Group Ltd.	366,115	1,405,471
Credit Saison Co. Ltd.	68,900	743,903
CyberAgent, Inc.	34,600	1,334,638
Dai Nippon Printing Co. Ltd.	87,200	1,895,040
Daicel Corp.	91,000	776,773
Daifuku Co. Ltd.	34,621	1,747,583
Dai-ichi Life Holdings, Inc.	374,838	5,444,516
Daiichi Sankyo Co. Ltd.	195,331	9,472,287
Daikin Industries Ltd.	87,088	10,632,347
Daito Trust Construction Co. Ltd.	26,013	3,393,104
Daiwa House Industry Co. Ltd.	193,336	5,800,169
Daiwa House REIT Investment Corp. REIT	586	1,387,603
Daiwa Securities Group, Inc.	562,987	2,464,643
Denso Corp.	145,853	5,655,648
Dentsu, Inc.	73,500	2,407,835
Disco Corp.	9,800	1,371,901
East Japan Railway Co.	107,053	10,185,174
Eisai Co. Ltd.	89,352	5,263,081
Electric Power Development Co. Ltd.	49,632	1,090,516
FamilyMart UNY Holdings Co. Ltd.	87,768	2,118,775
FANUC Corp.	67,717	11,544,978
Fast Retailing Co. Ltd.	20,417	11,826,467
Fuji Electric Co. Ltd.	47,100	1,577,751
FUJIFILM Holdings Corp.	130,454	6,258,758
Fujitsu Ltd.	67,802	4,601,889
Fukuoka Financial Group, Inc.	58,000	996,060
GMO Payment Gateway, Inc.	13,000	875,744
Hakuhodo DY Holdings, Inc.	85,659	1,350,118
Hamamatsu Photonics KK	47,700	1,716,698
Hankyu Hanshin Holdings, Inc.	78,840	2,844,686
Hikari Tsushin, Inc.	7,300	1,483,376
Hino Motors Ltd.	83,300	661,849
Hirose Electric Co. Ltd.	12,466	1,368,942
Hisamitsu Pharmaceutical Co., Inc.	17,800	716,172
Hitachi Chemical Co. Ltd.	35,700	957,359

See Notes to Financial Statements.	10

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
Japan (Continued)
Hitachi Construction Machinery Co. Ltd.	34,600	$808,126
Hitachi High-Technologies Corp.	27,100	1,156,623
Hitachi Ltd.	332,801	11,320,117
Hitachi Metals Ltd.	64,800	647,013
Honda Motor Co. Ltd.	567,799	13,890,418
Hoshizaki Corp.	18,100	1,372,971
Hoya Corp.	132,674	9,253,450
Hulic Co. Ltd. (b)	110,100	875,801
Idemitsu Kosan Co. Ltd.	72,084	2,045,479
IHI Corp.	51,400	1,149,284
Iida Group Holdings Co. Ltd.	50,100	796,126
Inpex Corp.	357,317	2,897,708
Isetan Mitsukoshi Holdings Ltd.	109,400	906,577
Isuzu Motors Ltd.	198,000	2,192,590
ITOCHU Corp.	475,254	8,766,970
Itochu Techno-Solutions Corp.	33,400	830,955
J. Front Retailing Co. Ltd.	87,600	917,510
Japan Airlines Co. Ltd.	39,173	1,233,770
Japan Airport Terminal Co. Ltd.	21,700	825,027
Japan Exchange Group, Inc.	173,078	2,689,645
Japan Post Bank Co. Ltd.	152,858	1,568,570
Japan Post Holdings Co. Ltd.	547,013	6,067,546
Japan Prime Realty Investment Corp. REIT	346	1,481,512
Japan Real Estate Investment Corp. REIT	442	2,630,831
Japan Retail Fund Investment Corp. REIT	931	1,878,066
Japan Tobacco, Inc.	415,741	9,562,446
JFE Holdings, Inc.	168,085	2,339,059
JGC Corp.	69,500	929,959
JSR Corp.	64,000	912,472
JTEKT Corp.	71,100	755,846
JXTG Holdings, Inc.	1,111,728	5,319,346
Kajima Corp.	142,500	1,958,035
Kakaku.com, Inc.	44,200	898,153
Kamigumi Co. Ltd.	34,200	809,199
Kaneka Corp.	18,200	629,816
Kansai Electric Power Co., Inc.	240,967	2,814,043
Kansai Paint Co. Ltd.	55,500	1,053,509
Kao Corp.	170,104	13,311,327
Kawasaki Heavy Industries Ltd.	42,800	960,941
KDDI Corp.	617,033	15,877,788
Keihan Holdings Co. Ltd.	34,300	1,482,910
Keikyu Corp.	75,450	1,280,418
Keio Corp.	34,660	2,315,678
Keisei Electric Railway Co. Ltd.	41,428	1,552,140
Keyence Corp.	31,835	18,070,141
Kikkoman Corp.	49,982	2,077,875
Kintetsu Group Holdings Co. Ltd.	54,840	2,631,551
Kirin Holdings Co. Ltd.	284,523	6,183,285
Kobayashi Pharmaceutical Co. Ltd.	19,300	1,439,062
Kobe Steel Ltd.	112,928	701,338
Koito Manufacturing Co. Ltd.	34,600	1,609,228
Komatsu Ltd.	317,773	7,086,222
Konami Holdings Corp.	33,866	1,600,092

	Number of Shares	Value
Japan (Continued)
Konica Minolta, Inc.	156,100	$1,380,001
Kose Corp.	11,000	1,742,906
Kubota Corp.	360,081	5,517,598
Kuraray Co. Ltd.	109,600	1,260,200
Kurita Water Industries Ltd.	34,600	833,031
Kyocera Corp.	112,000	6,846,196
Kyowa Hakko Kirin Co. Ltd.	90,800	1,717,713
Kyushu Electric Power Co., Inc.	134,400	1,328,311
Kyushu Railway Co.	52,176	1,560,008
Lawson, Inc.	17,500	818,761
LINE Corp.*(b)	24,647	720,998
Lion Corp.	80,400	1,561,035
LIXIL Group Corp.	103,400	1,328,222
M3, Inc.	143,242	2,712,431
Makita Corp.	78,300	2,752,946
Marubeni Corp.	560,300	3,533,512
Marui Group Co. Ltd.	69,796	1,458,203
Maruichi Steel Tube Ltd.	16,800	441,065
Mazda Motor Corp.	201,200	1,970,874
McDonald’s Holdings Co. Japan Ltd.	22,822	1,040,379
Mebuki Financial Group, Inc.	323,350	814,604
Medipal Holdings Corp.	57,200	1,240,965
MEIJI Holdings Co. Ltd.	38,190	2,681,917
Mercari, Inc.*	22,800	673,280
MINEBEA MITSUMI, Inc.	136,220	2,006,249
MISUMI Group, Inc.	97,700	2,308,953
Mitsubishi Chemical Holdings Corp.	465,100	3,052,883
Mitsubishi Corp.	473,025	12,366,353
Mitsubishi Electric Corp.	627,879	7,882,890
Mitsubishi Estate Co. Ltd.	411,451	7,582,408
Mitsubishi Gas Chemical Co., Inc.	63,900	799,008
Mitsubishi Heavy Industries Ltd.	112,099	4,927,122
Mitsubishi Materials Corp.	33,800	883,638
Mitsubishi Motors Corp.	255,400	1,206,707
Mitsubishi Tanabe Pharma Corp.	86,074	1,019,083
Mitsubishi UFJ Financial Group, Inc.	4,283,252	19,806,557
Mitsubishi UFJ Lease & Finance Co. Ltd.	98,900	494,660
Mitsui & Co. Ltd.	567,960	8,792,072
Mitsui Chemicals, Inc.	67,300	1,482,445
Mitsui Fudosan Co. Ltd.	310,126	7,530,998
Mitsui OSK Lines Ltd.	41,500	886,947
Mizuho Financial Group, Inc.	8,291,980	11,760,968
MonotaRO Co. Ltd.	49,200	1,053,783
MS&AD Insurance Group Holdings, Inc.	159,921	5,085,477
Murata Manufacturing Co. Ltd.	199,477	8,660,908
Nabtesco Corp.	42,825	1,084,803
Nagoya Railroad Co. Ltd.	63,040	1,744,049
NEC Corp.	90,559	3,363,632
Nexon Co. Ltd.*	170,345	2,541,853
NGK Insulators Ltd.	99,700	1,356,137
NGK Spark Plug Co. Ltd.	58,900	1,038,692
NH Foods Ltd.	34,396	1,393,424
Nidec Corp.	76,573	9,602,981
Nikon Corp.	109,800	1,505,678
Nintendo Co. Ltd.	39,371	14,060,423

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
Japan (Continued)
Nippon Building Fund, Inc. REIT	436	$2,985,392
Nippon Electric Glass Co. Ltd.	28,000	675,421
Nippon Express Co. Ltd.	30,800	1,645,661
Nippon Paint Holdings Co. Ltd.	46,342	1,838,883
Nippon Prologis REIT, Inc. REIT (b)	507	1,104,625
Nippon Steel Corp.	281,309	4,689,565
Nippon Telegraph & Telephone Corp.	225,651	10,132,587
Nippon Yusen KK	49,900	756,570
Nissan Chemical Corp.	39,349	1,673,962
Nissan Motor Co. Ltd.	820,342	5,561,050
Nisshin Seifun Group, Inc.	62,800	1,462,716
Nissin Foods Holdings Co. Ltd.	27,400	1,663,748
Nitori Holdings Co. Ltd.	29,401	3,506,740
Nitto Denko Corp.	55,524	2,433,802
Nomura Holdings, Inc.	1,154,954	3,648,233
Nomura Real Estate Holdings, Inc.	40,736	839,794
Nomura Real Estate Master Fund, Inc. REIT	1,303	2,024,872
Nomura Research Institute Ltd.	39,481	1,934,611
NSK Ltd.	128,600	1,036,015
NTT Data Corp.	213,234	2,558,060
NTT DOCOMO, Inc.	466,289	10,738,008
Obayashi Corp.	225,200	2,074,005
Obic Co. Ltd.	26,100	3,162,396
Odakyu Electric Railway Co. Ltd.	100,050	2,474,360
Oji Holdings Corp.	316,968	1,649,702
Olympus Corp.	411,616	4,880,972
Omron Corp.	64,492	3,070,906
Ono Pharmaceutical Co. Ltd.	125,106	2,216,615
Oracle Corp. (b)	17,900	1,253,735
Oriental Land Co. Ltd.	69,300	8,473,446
ORIX Corp.	461,746	6,540,674
Osaka Gas Co. Ltd.	128,000	2,276,159
Otsuka Corp.	34,600	1,345,813
Otsuka Holdings Co. Ltd.	135,267	4,551,133
Pan Pacific International Holdings Corp.	40,518	2,512,628
Panasonic Corp.	763,885	6,096,136
Park24 Co. Ltd.	43,100	811,369
PeptiDream, Inc.*	29,000	1,447,792
Persol Holdings Co. Ltd.	57,200	1,220,379
Pigeon Corp.	38,300	1,461,454
Pola Orbis Holdings, Inc.	34,300	951,151
Rakuten, Inc.	310,086	3,247,798
Recruit Holdings Co. Ltd.	414,253	13,257,319
Renesas Electronics Corp.*	308,400	1,408,739
Resona Holdings, Inc.	726,125	3,081,667
Ricoh Co. Ltd.	236,600	2,301,263
Rinnai Corp.	15,600	1,024,980
Rohm Co. Ltd.	34,600	2,152,023
Ryohin Keikaku Co. Ltd.	9,000	1,633,646
Sankyo Co. Ltd.	20,900	800,397
Santen Pharmaceutical Co. Ltd.	125,351	1,807,997
SBI Holdings, Inc.	79,625	1,845,046
Secom Co. Ltd.	72,900	6,248,956
Sega Sammy Holdings, Inc.	59,200	703,637
Seibu Holdings, Inc.	78,800	1,321,999

	Number of Shares	Value
Japan (Continued)
Seiko Epson Corp.	86,059	$1,270,654
Sekisui Chemical Co. Ltd.	130,200	1,918,787
Sekisui House Ltd.	200,751	3,226,207
Seven & i Holdings Co. Ltd.	262,076	8,866,060
Seven Bank Ltd.	185,000	474,600
SG Holdings Co. Ltd.	44,400	1,205,005
Sharp Corp.	57,973	528,559
Shimadzu Corp.	77,000	1,933,438
Shimamura Co. Ltd.	10,300	788,908
Shimano, Inc.	26,994	4,145,067
Shimizu Corp.	184,900	1,510,049
Shin-Etsu Chemical Co. Ltd.	125,704	10,494,570
Shinsei Bank Ltd.	48,000	683,468
Shionogi & Co. Ltd.	92,895	5,092,016
Shiseido Co. Ltd.	138,857	10,037,068
Shizuoka Bank Ltd.	146,100	1,159,470
Showa Denko KK	49,300	1,358,918
SMC Corp.	20,082	6,628,830
Softbank Corp. (b)	576,800	7,505,080
SoftBank Group Corp.	287,414	27,185,840
Sohgo Security Services Co. Ltd.	24,600	1,191,805
Sompo Holdings, Inc.	116,035	4,403,045
Sony Corp.	442,816	21,481,878
Sony Financial Holdings, Inc.	61,400	1,364,381
Stanley Electric Co. Ltd.	42,500	974,992
Subaru Corp.	214,534	4,992,892
SUMCO Corp.	78,000	865,907
Sumitomo Chemical Co. Ltd.	504,522	2,188,210
Sumitomo Corp.	412,276	5,967,378
Sumitomo Dainippon Pharma Co. Ltd.	58,400	1,201,251
Sumitomo Electric Industries Ltd.	250,300	3,029,285
Sumitomo Heavy Industries Ltd.	34,600	1,099,958
Sumitomo Metal Mining Co. Ltd.	81,500	2,152,475
Sumitomo Mitsui Financial Group, Inc.	465,515	16,251,034
Sumitomo Mitsui Trust Holdings, Inc.	109,881	4,040,749
Sumitomo Realty & Development Co. Ltd.	120,603	4,459,523
Sumitomo Rubber Industries Ltd.	52,100	578,862
Sundrug Co. Ltd.	31,000	778,683
Suntory Beverage & Food Ltd.	46,200	1,924,911
Suzuken Co. Ltd.	25,110	1,550,186
Suzuki Motor Corp.	127,626	6,074,793
Sysmex Corp.	56,707	3,939,898
T&D Holdings, Inc.	195,300	2,046,446
Taiheiyo Cement Corp.	40,700	1,205,620
Taisei Corp.	71,515	2,616,684
Taisho Pharmaceutical Holdings Co. Ltd.	14,734	1,208,741
Taiyo Nippon Sanso Corp.	42,900	806,020
Takeda Pharmaceutical Co. Ltd.	517,511	17,521,782
TDK Corp.	43,824	2,992,642
Teijin Ltd.	59,304	970,295
Terumo Corp.	225,844	6,435,715
THK Co. Ltd.	41,028	843,163
Tobu Railway Co. Ltd.	64,879	1,891,918
Toho Co. Ltd.	34,200	1,470,696
Toho Gas Co. Ltd.	30,928	1,207,267

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
Japan (Continued)
Tohoku Electric Power Co., Inc.	144,813	$1,480,670
Tokio Marine Holdings, Inc.	224,650	11,196,739
Tokyo Century Corp.	16,800	682,139
Tokyo Electric Power Co. Holdings, Inc.*	520,400	2,679,677
Tokyo Electron Ltd.	54,564	7,447,068
Tokyo Gas Co. Ltd.	125,580	3,126,028
Tokyu Corp.	173,910	3,090,949
Tokyu Fudosan Holdings Corp.	179,900	1,006,039
Toppan Printing Co. Ltd.	84,389	1,235,094
Toray Industries, Inc.	505,243	3,482,361
Toshiba Corp.	199,816	6,361,512
Tosoh Corp.	90,640	1,152,604
TOTO Ltd.	44,715	1,669,101
Toyo Seikan Group Holdings Ltd.	50,200	952,440
Toyo Suisan Kaisha Ltd.	34,300	1,342,057
Toyoda Gosei Co. Ltd.	27,700	485,418
Toyota Industries Corp.	47,900	2,470,918
Toyota Motor Corp.	794,864	46,827,036
Toyota Tsusho Corp.	70,511	2,039,884
Trend Micro, Inc.	40,976	1,843,381
Tsuruha Holdings, Inc.	15,300	1,229,761
Unicharm Corp.	137,100	4,123,185
United Urban Investment Corp. REIT (b)	1,087	1,795,534
USS Co. Ltd.	70,800	1,347,856
Welcia Holdings Co. Ltd.	19,000	668,020
West Japan Railway Co.	57,206	4,487,159
Yahoo Japan Corp.	938,400	2,710,462
Yakult Honsha Co. Ltd.	41,179	2,348,417
Yamada Denki Co. Ltd.	218,300	1,023,360
Yamaha Corp.	47,481	2,140,402
Yamaha Motor Co. Ltd.	97,974	1,684,359
Yamato Holdings Co. Ltd.	108,671	2,207,215
Yamazaki Baking Co. Ltd.	44,000	662,243
Yaskawa Electric Corp.	85,620	2,488,839
Yokogawa Electric Corp.	78,944	1,539,322
Yokohama Rubber Co. Ltd.	34,304	574,239
ZOZO, Inc.	68,497	1,180,754

		1,112,697,361

Luxembourg — 0.3%
ArcelorMittal	231,424	3,428,197
Aroundtown SA	287,387	2,440,669
Eurofins Scientific SE (b)	3,888	1,768,675
Millicom International Cellular SA SDR	21,535	1,208,824
RTL Group SA	12,368	592,472
SES SA	124,483	1,880,185
Tenaris SA	160,811	1,895,318

		13,214,340

Macau — 0.1%
MGM China Holdings Ltd. (b)	323,222	498,879
Sands China Ltd.	818,370	3,705,842
Wynn Macau Ltd.	539,564	1,152,146

		5,356,867

	Number of Shares	Value
Mexico — 0.0%
Fresnillo PLC	74,942	$727,647

Netherlands — 4.7%
ABN AMRO Group NV, 144A	144,037	3,047,670
Adyen NV, 144A*	3,691	2,972,164
Aegon NV	610,163	2,792,027
Akzo Nobel NV	77,774	6,561,608
ASML Holding NV	147,904	27,973,755
EXOR NV	36,805	2,311,594
Heineken Holding NV	38,653	3,825,875
Heineken NV	91,098	9,568,480
ING Groep NV	1,361,678	14,748,102
Koninklijke Ahold Delhaize NV	412,323	9,274,769
Koninklijke DSM NV	62,372	7,023,670
Koninklijke KPN NV	1,255,748	3,841,049
Koninklijke Philips NV	320,170	12,679,752
Koninklijke Vopak NV	22,987	942,458
NN Group NV	108,584	4,126,806
NXP Semiconductors NV	104,464	9,209,546
QIAGEN NV*	81,199	3,098,721
Randstad NV	42,236	2,179,910
Royal Dutch Shell PLC, Class A	1,552,809	48,313,016
Royal Dutch Shell PLC, Class B	1,295,062	40,498,317
Wolters Kluwer NV	97,294	6,797,635

		221,786,924

New Zealand — 0.2%
a2 Milk Co. Ltd.*	250,596	2,590,258
Auckland International Airport Ltd.	332,079	1,904,167
Fisher & Paykel Healthcare Corp. Ltd.	190,391	1,918,134
Fletcher Building Ltd.	301,019	1,033,868
Meridian Energy Ltd.	434,383	1,204,899
Ryman Healthcare Ltd.	120,104	909,867
Spark New Zealand Ltd.	625,621	1,561,413

		11,122,606

Norway — 0.7%
Aker BP ASA	37,709	1,018,592
DNB ASA	332,205	5,633,102
Equinor ASA	359,047	6,880,055
Gjensidige Forsikring ASA	65,101	1,267,921
Mowi ASA (b)	153,254	3,554,802
Norsk Hydro ASA	466,798	1,633,209
Orkla ASA	274,814	2,378,956
Schibsted ASA, Class B	31,481	794,966
Telenor ASA	257,102	5,287,928
Yara International ASA	62,942	2,703,463

		31,152,994

Portugal — 0.2%
EDP — Energias de Portugal SA	902,155	3,284,577
Galp Energia SGPS SA	170,937	2,574,185
Jeronimo Martins SGPS SA	92,988	1,415,394

		7,274,156

Russia — 0.0%
Evraz PLC	175,000	1,300,918

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
Singapore — 1.3%
Ascendas Real Estate Investment Trust REIT	959,200	$2,038,920
CapitaLand Commercial Trust REIT	940,580	1,321,482
CapitaLand Ltd.	911,400	2,136,353
CapitaLand Mall Trust REIT	791,200	1,388,070
City Developments Ltd.	160,800	962,201
ComfortDelGro Corp. Ltd.	713,600	1,277,904
DBS Group Holdings Ltd.	619,095	10,946,944
Genting Singapore Ltd.	2,072,978	1,312,871
Golden Agri-Resources Ltd.	2,388,500	460,765
Jardine Cycle & Carriage Ltd.	33,900	833,372
Keppel Corp. Ltd.	504,200	2,213,239
Oversea-Chinese Banking Corp. Ltd.	1,109,722	8,538,809
SATS Ltd.	262,600	969,194
Sembcorp Industries Ltd.	335,700	588,947
Singapore Airlines Ltd.	200,100	1,327,008
Singapore Exchange Ltd.	295,900	1,589,679
Singapore Press Holdings Ltd.	438,811	747,483
Singapore Technologies Engineering Ltd.	512,100	1,457,604
Singapore Telecommunications Ltd.	2,842,189	6,620,809
Suntec Real Estate Investment Trust REIT	789,700	1,046,265
United Overseas Bank Ltd.	451,554	7,724,772
UOL Group Ltd.	175,081	861,576
Venture Corp. Ltd.	102,300	1,125,248
Wilmar International Ltd.	653,766	1,565,764

		59,055,279

South Africa — 0.0%
Investec PLC	229,511	1,337,929

Spain — 2.9%
ACS Actividades de Construccion y Servicios SA	90,297	3,722,319
Aena SME SA, 144A	23,564	4,340,938
Amadeus IT Group SA	152,567	11,651,358
Banco Bilbao Vizcaya Argentaria SA	2,308,679	12,554,037
Banco de Sabadell SA	1,905,344	2,114,092
Banco Santander SA	5,656,143	24,971,878
Bankia SA	384,419	972,288
Bankinter SA	243,654	1,763,309
CaixaBank SA	1,208,303	3,722,923
Cellnex Telecom SA, 144A*	67,535	2,372,813
Enagas SA	78,884	2,159,081
Endesa SA	106,240	2,647,900
Ferrovial SA*	2,569	61,389
Ferrovial SA	175,422	4,191,879
Grifols SA	103,195	2,649,248
Iberdrola SA	2,041,761	18,963,950
Industria de Diseno Textil SA	378,421	10,167,266
Mapfre SA	376,705	1,105,963
Naturgy Energy Group SA	112,328	3,203,706
Red Electrica Corp. SA	147,789	3,141,918
Repsol SA	481,979	7,785,926
Siemens Gamesa Renewable Energy SA	77,696	1,210,840

	Number of Shares	Value
Spain (Continued)
Telefonica SA	1,627,190	$13,048,350

		138,523,371

Sweden — 2.3%
Alfa Laval AB	110,688	2,274,691
Assa Abloy AB, Class B	346,397	6,762,600
Atlas Copco AB, Class A	231,429	6,242,904
Atlas Copco AB, Class B	133,498	3,240,912
Boliden AB	93,082	2,122,369
Boliden AB*	93,082	41,628
Electrolux AB, Series B	82,591	1,796,100
Epiroc AB, Class A	237,532	2,214,969
Epiroc AB, Class B	123,390	1,118,606
Essity AB, Class B	211,171	6,199,520
Hennes & Mauritz AB, Class B (b)	282,307	4,225,796
Hexagon AB, Class B	91,377	4,250,787
Husqvarna AB, Class B (b)	155,734	1,302,161
ICA Gruppen AB (b)	27,906	1,112,839
Industrivarden AB, Class C	53,261	1,076,292
Investor AB, Class B	161,554	6,987,435
Kinnevik AB, Class B	83,029	2,118,087
L E Lundbergforetagen AB, Class B	24,123	793,386
Lundin Petroleum AB	64,515	1,760,044
Sandvik AB	402,346	6,215,615
Securitas AB, Class B	99,079	1,642,369
Skandinaviska Enskilda Banken AB, Class A	570,293	5,065,450
Skanska AB, Class B	114,294	1,873,494
SKF AB, Class B	123,479	1,919,922
Svenska Handelsbanken AB, Class A	530,850	5,233,291
Swedbank AB, Class A	316,451	4,533,405
Swedish Match AB	63,995	2,895,372
Tele2 AB, Class B	170,177	2,351,809
Telefonaktiebolaget LM Ericsson, Class B	1,069,226	10,310,844
Telia Co. AB	991,582	4,153,891
Volvo AB, Class B	537,453	7,520,965

		109,357,553

Switzerland — 9.4%
ABB Ltd.	636,738	11,685,454
Adecco Group AG	52,990	2,856,829
Alcon, Inc.*	150,062	8,727,201
Baloise Holding AG	16,651	2,770,593
Barry Callebaut AG	772	1,516,628
Chocoladefabriken Lindt & Spruengli AG	41	3,071,161
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	346	2,266,926
Cie Financiere Richemont SA	180,876	13,321,145
Clariant AG*	69,770	1,271,365
Coca-Cola HBC AG*	70,095	2,527,383
Credit Suisse Group AG*	895,538	10,187,444
Dufry AG*	13,229	1,083,688
EMS-Chemie Holding AG	2,969	1,779,176
Geberit AG	12,878	5,683,684
Givaudan SA	3,229	8,549,392

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
Switzerland (Continued)
Glencore PLC*	3,936,614	$12,673,630
Julius Baer Group Ltd.*	77,913	3,086,950
Kuehne + Nagel International AG	18,246	2,426,422
LafargeHolcim Ltd.*	170,341	8,178,069
Lonza Group AG*	26,115	8,043,811
Nestle SA	1,066,625	106,049,956
Novartis AG	755,222	64,943,435
Pargesa Holding SA	11,128	824,111
Partners Group Holding AG	6,578	4,618,561
Roche Holding AG	244,738	64,310,180
Schindler Holding AG	8,010	1,646,400
Schindler Holding AG Participation Certificates	13,067	2,756,305
SGS SA	1,818	4,602,876
Sika AG	45,083	6,704,478
Sonova Holding AG	19,553	4,356,828
STMicroelectronics NV	231,562	3,542,772
Straumann Holding AG	3,506	2,886,738
Swatch Group AG — Bearer	10,510	2,642,065
Swatch Group AG — Registered	18,336	885,622
Swiss Life Holding AG	11,869	5,401,951
Swiss Prime Site AG*	23,840	1,942,915
Swiss Re AG	107,004	10,152,689
Swisscom AG	9,229	4,420,703
Temenos AG*	22,218	3,869,982
UBS Group AG*	1,345,861	15,525,288
Vifor Pharma AG (b)	15,876	2,194,495
Zurich Insurance Group AG	52,842	17,141,655

		443,126,956

United Arab Emirates — 0.0%
NMC Health PLC	31,611	900,397

United Kingdom — 14.9%
3i Group PLC	337,478	4,484,176
Admiral Group PLC	73,113	1,905,977
Amcor PLC, Class CDI	405,851	4,639,745
Anglo American PLC (b)	366,604	8,782,960
Ashtead Group PLC	170,059	4,009,710
Associated British Foods PLC	119,339	3,723,592
AstraZeneca PLC	441,334	32,545,718
Auto Trader Group PLC, 144A	336,010	2,546,264
Aviva PLC	1,368,643	7,000,847
BAE Systems PLC	1,098,314	6,281,793
Barclays PLC	5,930,400	11,196,818
Barratt Developments PLC	343,263	2,421,563
Berkeley Group Holdings PLC	41,919	1,852,750
BP PLC	7,062,631	48,225,328
British American Tobacco PLC	798,446	27,860,514
British Land Co. PLC REIT	322,667	2,178,363
BT Group PLC	2,896,689	7,095,786
Bunzl PLC	116,338	3,110,760
Burberry Group PLC	146,167	3,132,229
Centrica PLC	1,893,567	2,238,823
CNH Industrial NV	345,739	3,011,934
Coca-Cola European Partners PLC	81,117	4,493,882
Compass Group PLC	551,114	12,475,279
Croda International PLC	43,670	2,799,147

	Number of Shares	Value
United Kingdom (Continued)
Diageo PLC	845,107	$35,530,650
Direct Line Insurance Group PLC	482,645	1,931,239
easyJet PLC	56,774	625,319
Experian PLC	317,950	9,595,017
Ferguson PLC	80,273	5,200,117
Fiat Chrysler Automobiles NV	380,304	4,859,537
G4S PLC	562,882	1,489,433
GlaxoSmithKline PLC	1,730,312	33,403,960
Halma PLC	132,055	3,031,832
Hargreaves Lansdown PLC	97,422	2,790,946
HSBC Holdings PLC	6,977,860	56,909,372
Imperial Brands PLC	327,105	7,919,367
Informa PLC	428,712	4,209,180
InterContinental Hotels Group PLC	58,916	3,802,450
Intertek Group PLC	54,867	3,673,615
ITV PLC	1,264,422	1,714,446
J Sainsbury PLC	599,835	1,517,447
John Wood Group PLC	235,076	1,162,630
Johnson Matthey PLC	66,816	2,613,577
Kingfisher PLC	716,891	1,938,646
Land Securities Group PLC REIT	268,978	2,817,709
Legal & General Group PLC	2,060,182	6,683,389
Lloyds Banking Group PLC	24,987,501	18,088,755
London Stock Exchange Group PLC	107,696	7,194,438
Marks & Spencer Group PLC	594,941	1,693,857
Meggitt PLC	264,598	1,641,151
Melrose Industries PLC	1,685,119	3,492,822
Merlin Entertainments PLC, 144A	246,578	1,181,796
Micro Focus International PLC	121,726	2,949,814
Mondi PLC	127,490	2,643,349
National Grid PLC (b)	1,175,698	11,784,032
Next PLC	48,251	3,514,909
Ocado Group PLC*	154,734	2,336,719
Pearson PLC	265,001	2,636,676
Persimmon PLC	105,591	2,625,825
Prudential PLC	905,263	18,054,216
Reckitt Benckiser Group PLC	245,986	19,741,575
RELX PLC	678,216	15,798,288
Rentokil Initial PLC	607,788	2,881,495
Rio Tinto Ltd.	130,007	9,045,612
Rio Tinto PLC	396,606	22,746,506
Rolls-Royce Holdings PLC*	579,988	6,305,971
Rolls-Royce Holdings PLC — Entitlement*	40,730,783	51,494
Royal Bank of Scotland Group PLC	1,671,759	4,516,611
RSA Insurance Group PLC	351,103	2,452,900
Sage Group PLC	366,866	3,464,675
Schroders PLC	40,578	1,497,474
Segro PLC REIT	381,063	3,360,762
Severn Trent PLC	88,497	2,226,466
Smith & Nephew PLC	306,464	6,447,143
Smiths Group PLC	136,793	2,491,217
Spirax-Sarco Engineering PLC	26,000	2,747,984
SSE PLC	347,024	4,731,667
St James’s Place PLC	180,414	2,386,954
Standard Chartered PLC	976,373	8,480,218
Standard Life Aberdeen PLC	895,463	3,026,085

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
United Kingdom (Continued)
Taylor Wimpey PLC	1,184,467	$2,474,565
Tesco PLC	3,360,362	9,618,270
Unilever NV	510,015	30,767,386
Unilever PLC	386,986	23,664,964
United Utilities Group PLC	235,741	2,376,544
Vodafone Group PLC	9,203,749	15,059,157
Weir Group PLC	91,967	1,709,164
Whitbread PLC	62,735	3,672,192
Wm Morrison Supermarkets PLC	753,552	1,875,354
WPP PLC	430,812	5,126,302

		702,017,190

United States (d) — 0.1%
Carnival PLC	57,002	2,817,743

TOTAL COMMON STOCKS (Cost $4,891,265,054)		4,590,014,460

PREFERRED STOCKS — 0.5%

Germany — 0.5%
Bayerische Motoren Werke AG	17,716	1,048,951
FUCHS PETROLUB SE	27,027	1,054,957
Henkel AG & Co. KGaA	59,814	5,464,669
Porsche Automobil Holding SE*	52,027	3,242,061
Sartorius AG	12,168	2,310,905
Volkswagen AG	64,506	10,052,827

		23,174,370

TOTAL PREFERRED STOCKS (Cost $32,767,355)		23,174,370

	Number of Shares	Value
RIGHTS — 0.0%

United Kingdom — 0.0%
Marks & Spencer Group PLC*, expires 6/12/19 (Cost $0)	118,988	$58,668

SECURITIES LENDING COLLATERAL — 2.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.29% (e)(f) (Cost $98,060,983)	98,060,983	98,060,983

CASH EQUIVALENTS — 1.9%
DWS ESG Liquidity Fund “Capital Shares”, 2.56% (e)	50,653,027	50,653,027
DWS Government Money Market Series “Institutional Shares”, 2.35% (e)	36,831,101	36,831,101

TOTAL CASH EQUIVALENTS (Cost $87,484,128)		87,484,128

TOTAL INVESTMENTS — 101.8% (Cost $5,109,577,520)		$4,798,792,609
Other assets and liabilities, net — (1.8%)		(83,710,247)

NET ASSETS — 100.0%		$4,715,082,362

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2019 is as follows:

Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2019	Value ($) at 5/31/2019
COMMON STOCKS — 0.1%
Germany — 0.1%
Deutsche Bank AG (c)
8,570,145	741,513	(1,901,470)		(1,517,921)	(1,311,115)	83,061	—	673,686	4,581,152

SECURITIES LENDING COLLATERAL — 2.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.29% (e)(f)
206,357,389	—	(108,296,406	) (g)	—	—	1,741,932	—	98,060,983	98,060,983

CASH EQUIVALENTS — 1.9%
DWS ESG Liquidity Fund “Capital Shares”, 2.56% (e)
—	50,653,027	—		—	—	699,678	—	50,653,027	50,653,027
DWS Government Money Market Series “Institutional Shares”, 2.35% (e)
—	1,246,860,531	(1,210,029,430)		—	—	1,137,178	—	36,831,101	36,831,101

214,927,534	1,298,255,071	(1,320,227,306)		(1,517,921)	(1,311,115)	3,661,849	—	186,218,797	190,126,263

*	Non-income producing security.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2019

(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2019 amounted to $114,680,441, which is 2.4% of net assets.

(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Securities are listed in country of domicile and trade on exchanges within the MSCI EAFE US Dollar Hedged Index.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $30,963,899.

(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2019.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
SDR:	Swedish Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At May 31, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
AMSTERDAM Index Futures	EUR	40	$4,901,928	$4,828,617	6/21/2019	$(62,267)
CAC40 10 EURO Futures	EUR	226	13,327,005	13,090,948	6/21/2019	(207,666)
DAX Index Futures	EUR	34	11,249,218	11,134,807	6/21/2019	(46,278)
FTSE/MIB Index Futures	EUR	26	2,937,975	2,874,979	6/21/2019	(34,368)
FTSE 100 Index Futures	GBP	234	21,643,397	21,155,200	6/21/2019	57,526
HANG SENG Index Futures	HKD	30	5,161,547	5,111,964	6/27/2019	(54,708)
IBEX 35 Index Futures	EUR	31	3,151,302	3,108,416	6/21/2019	(35,505)
MSCI SING IX ETS	SGD	80	2,045,433	2,032,176	6/27/2019	(21,959)
OMXS30 Index Futures	SEK	184	3,036,697	2,928,340	6/20/2019	(137,989)
SPI 200 Futures	AUD	90	9,914,274	9,992,369	6/20/2019	222,595
SWISS MKT IX Futures	CHF	112	10,331,799	10,644,614	6/21/2019	259,624
TOPIX Index Futures	JPY	155	21,873,191	21,541,088	6/13/2019	(682,725)
Nikkei 225 Futures	JPY	40	3,994,266	3,769,667	6/13/2019	(340,999)

Total net unrealized depreciation						$(1,084,719)

As of May 31, 2019, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
JP Morgan & Chase Co.	6/5/2019	AUD	18,726,000	USD	13,190,351	$198,107	$—
JP Morgan & Chase Co.	6/5/2019	AUD	204,411,100	USD	143,988,201	2,166,198	—
RBC Capital Markets	6/5/2019	AUD	10,258,300	USD	7,226,172	108,884	—
The Bank of Nova Scotia	6/5/2019	AUD	255,101,742	USD	179,679,636	2,688,074	—
JP Morgan & Chase Co.	6/5/2019	CHF	109,121,800	USD	107,429,992	—	(1,609,981)
RBC Capital Markets	6/5/2019	CHF	109,580,900	USD	107,849,060	—	(1,649,670)
RBC Capital Markets	6/5/2019	CHF	32,144,000	USD	31,645,021	—	(474,875)
The Bank of New York Mellon	6/5/2019	CHF	54,357,200	USD	53,514,349	—	(802,091)
The Bank of Nova Scotia	6/5/2019	CHF	149,038,800	USD	146,681,626	—	(2,245,415)
Goldman Sachs & Co.	6/5/2019	EUR	124,755,600	USD	140,206,831	774,200	—
JP Morgan & Chase Co.	6/5/2019	EUR	100,038,000	USD	112,426,806	619,708	—
JP Morgan & Chase Co.	6/5/2019	EUR	376,763,100	USD	423,432,745	2,344,872	—
RBC Capital Markets	6/5/2019	EUR	456,117,200	USD	512,481,883	2,704,196	—
The Bank of New York Mellon	6/5/2019	EUR	24,052,900	USD	27,033,175	150,541	—
The Bank of Nova Scotia	6/5/2019	EUR	333,719,000	USD	374,959,994	1,980,199	—
JP Morgan & Chase Co.	6/5/2019	GBP	200,825,000	USD	262,277,249	8,315,294	—
RBC Capital Markets	6/5/2019	GBP	32,265,000	USD	42,136,864	1,334,760	—
RBC Capital Markets	6/5/2019	GBP	148,789,400	USD	194,263,160	6,105,078	—

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2019

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
The Bank of New York Mellon	6/5/2019	GBP	101,599,200	USD	132,686,523	$4,204,853	$—
The Bank of Nova Scotia	6/5/2019	GBP	171,475,100	USD	223,881,320	7,035,053	—
JP Morgan & Chase Co.	6/5/2019	HKD	439,426,600	USD	56,037,318	—	(17,476)
RBC Capital Markets	6/5/2019	HKD	437,377,600	USD	55,773,731	—	(19,685)
RBC Capital Markets	6/5/2019	HKD	70,078,000	USD	8,936,431	—	(2,964)
The Bank of New York Mellon	6/5/2019	HKD	40,434,400	USD	5,156,245	—	(1,708)
The Bank of Nova Scotia	6/5/2019	HKD	513,219,300	USD	65,443,281	—	(24,767)
Goldman Sachs & Co.	6/5/2019	ILS	7,419,500	USD	2,064,987	17,595	—
JP Morgan & Chase Co.	6/5/2019	ILS	11,604,200	USD	3,229,578	27,428	—
RBC Capital Markets	6/5/2019	ILS	1,228,200	USD	341,788	2,870	—
The Bank of Nova Scotia	6/5/2019	ILS	25,365,100	USD	7,055,382	55,946	—
Goldman Sachs & Co.	6/5/2019	JPY	13,814,207,200	USD	124,306,733	—	(3,225,448)
JP Morgan & Chase Co.	6/5/2019	JPY	35,913,558,700	USD	323,163,310	—	(8,389,156)
RBC Capital Markets	6/5/2019	JPY	3,542,799,000	USD	31,879,571	—	(827,401)
RBC Capital Markets	6/5/2019	JPY	25,762,105,100	USD	231,821,205	—	(6,013,467)
RBC Capital Markets	6/5/2019	JPY	2,285,000,000	USD	20,740,937	—	(354,087)
The Bank of New York Mellon	6/5/2019	JPY	24,210,623,500	USD	217,862,496	—	(5,648,963)
The Bank of Nova Scotia	6/5/2019	JPY	26,688,800,900	USD	240,158,381	—	(6,231,508)
Goldman Sachs & Co.	6/5/2019	NOK	66,261,300	USD	7,672,565	99,842	—
JP Morgan & Chase Co.	6/5/2019	NOK	35,222,700	USD	4,078,618	53,165	—
RBC Capital Markets	6/5/2019	NOK	56,749,700	USD	6,570,458	84,775	—
The Bank of New York Mellon	6/5/2019	NOK	67,796,100	USD	7,850,033	101,904	—
The Bank of Nova Scotia	6/5/2019	NOK	66,588,000	USD	7,709,086	99,026	—
JP Morgan & Chase Co.	6/5/2019	NZD	629,600	USD	420,136	8,204	—
RBC Capital Markets	6/5/2019	NZD	6,064,800	USD	4,047,077	79,019	—
The Bank of Nova Scotia	6/5/2019	NZD	10,006,400	USD	6,676,670	129,714	—
JP Morgan & Chase Co.	6/5/2019	SEK	107,603,000	USD	11,348,484	1,110	—
JP Morgan & Chase Co.	6/5/2019	SEK	269,576,500	USD	28,431,940	3,500	—
RBC Capital Markets	6/5/2019	SEK	357,887,700	USD	37,735,945	—	(5,435)
The Bank of New York Mellon	6/5/2019	SEK	143,831,100	USD	15,169,977	2,134	—
The Bank of Nova Scotia	6/5/2019	SEK	413,517,600	USD	43,597,925	—	(9,958)
JP Morgan & Chase Co.	6/5/2019	USD	154,604,779	AUD	223,137,100	209,467	—
RBC Capital Markets	6/5/2019	USD	7,107,689	AUD	10,258,300	9,599	—
The Bank of Nova Scotia	6/5/2019	USD	170,656,813	AUD	246,311,342	235,902	—
The Bank of Nova Scotia	6/5/2019	USD	3,458,404	AUD	5,023,100	26,661	—
The Bank of Nova Scotia	6/5/2019	USD	2,635,200	AUD	3,767,300	—	(21,418)
JP Morgan & Chase Co.	6/5/2019	USD	108,497,290	CHF	109,121,800	542,684	—
RBC Capital Markets	6/5/2019	USD	140,900,631	CHF	141,724,900	717,995	—
The Bank of New York Mellon	6/5/2019	USD	54,046,164	CHF	54,357,200	270,275	—
The Bank of Nova Scotia	6/5/2019	USD	4,631,899	CHF	4,670,900	35,498	—
The Bank of Nova Scotia	6/5/2019	USD	3,459,161	CHF	3,503,200	41,412	—
The Bank of Nova Scotia	6/5/2019	USD	140,045,434	CHF	140,864,700	713,637	—
Goldman Sachs & Co.	6/5/2019	USD	139,033,230	EUR	124,755,600	399,401	—
JP Morgan & Chase Co.	6/5/2019	USD	12,270,785	EUR	10,916,000	—	(70,558)
JP Morgan & Chase Co.	6/5/2019	USD	519,201,457	EUR	465,885,100	1,493,287	—
RBC Capital Markets	6/5/2019	USD	492,055,172	EUR	441,562,500	1,455,509	—
RBC Capital Markets	6/5/2019	USD	16,250,148	EUR	14,554,700	16,858	—
The Bank of New York Mellon	6/5/2019	USD	26,805,562	EUR	24,052,900	77,072	—
The Bank of Nova Scotia	6/5/2019	USD	371,879,768	EUR	333,719,000	1,100,028	—
JP Morgan & Chase Co.	6/5/2019	USD	6,581,462	GBP	5,051,100	—	(193,875)
JP Morgan & Chase Co.	6/5/2019	USD	238,276,728	GBP	189,039,200	780,983	—
JP Morgan & Chase Co.	6/5/2019	USD	8,531,949	GBP	6,734,700	—	(15,292)
RBC Capital Markets	6/5/2019	USD	228,200,966	GBP	181,054,400	759,220	—
The Bank of New York Mellon	6/5/2019	USD	128,062,439	GBP	101,599,200	419,232	—
The Bank of Nova Scotia	6/5/2019	USD	216,127,216	GBP	171,475,100	719,051	—
JP Morgan & Chase Co.	6/5/2019	USD	56,046,430	HKD	439,426,600	8,363	—
RBC Capital Markets	6/5/2019	USD	64,721,939	HKD	507,455,600	10,871	—
The Bank of New York Mellon	6/5/2019	USD	5,157,219	HKD	40,434,400	735	—

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2019

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
The Bank of Nova Scotia	6/5/2019	USD	1,475,538	HKD	11,572,300	$665	$—
The Bank of Nova Scotia	6/5/2019	USD	1,966,288	HKD	15,429,700	1,978	—
The Bank of Nova Scotia	6/5/2019	USD	62,013,162	HKD	486,217,300	10,416	—
Goldman Sachs & Co.	6/5/2019	USD	2,045,080	ILS	7,419,500	2,312	—
JP Morgan & Chase Co.	6/5/2019	USD	3,198,538	ILS	11,604,200	3,612	—
RBC Capital Markets	6/5/2019	USD	338,541	ILS	1,228,200	378	—
The Bank of Nova Scotia	6/5/2019	USD	6,764,842	ILS	24,544,200	8,068	—
The Bank of Nova Scotia	6/5/2019	USD	98,643	ILS	351,800	—	(1,565)
The Bank of Nova Scotia	6/5/2019	USD	129,942	ILS	469,100	—	(495)
Goldman Sachs & Co.	6/5/2019	USD	127,242,106	JPY	13,814,207,200	290,075	—
JP Morgan & Chase Co.	6/5/2019	USD	9,309,445	JPY	1,019,669,100	104,097	—
JP Morgan & Chase Co.	6/5/2019	USD	12,333,389	JPY	1,359,558,800	218,001	—
JP Morgan & Chase Co.	6/5/2019	USD	308,882,289	JPY	33,534,330,800	705,245	—
RBC Capital Markets	6/5/2019	USD	290,950,072	JPY	31,589,904,100	686,596	—
The Bank of New York Mellon	6/5/2019	USD	223,003,735	JPY	24,210,623,500	507,724	—
The Bank of Nova Scotia	6/5/2019	USD	245,809,817	JPY	26,688,800,900	580,072	—
Goldman Sachs & Co.	6/5/2019	USD	7,569,851	NOK	66,261,300	2,872	—
JP Morgan & Chase Co.	6/5/2019	USD	4,023,889	NOK	35,222,700	1,564	—
RBC Capital Markets	6/5/2019	USD	6,483,201	NOK	56,749,700	2,482	—
The Bank of New York Mellon	6/5/2019	USD	7,143,600	NOK	62,530,500	2,746	—
The Bank of New York Mellon	6/5/2019	USD	257,295	NOK	2,256,700	614	—
The Bank of New York Mellon	6/5/2019	USD	343,900	NOK	3,008,900	—	(25)
The Bank of Nova Scotia	6/5/2019	USD	7,607,127	NOK	66,588,000	2,933	—
JP Morgan & Chase Co.	6/5/2019	USD	410,405	NZD	629,600	1,528	—
RBC Capital Markets	6/5/2019	USD	3,953,340	NZD	6,064,800	14,719	—
The Bank of Nova Scotia	6/5/2019	USD	84,942	NZD	128,800	—	(671)
The Bank of Nova Scotia	6/5/2019	USD	6,326,791	NZD	9,705,900	23,555	—
The Bank of Nova Scotia	6/5/2019	USD	111,568	NZD	171,700	771	—
JP Morgan & Chase Co.	6/5/2019	USD	39,634,304	SEK	377,179,500	141,510	—
RBC Capital Markets	6/5/2019	USD	37,604,306	SEK	357,887,700	137,074	—
The Bank of New York Mellon	6/5/2019	USD	15,113,913	SEK	143,831,100	53,929	—
The Bank of Nova Scotia	6/5/2019	USD	41,010,013	SEK	390,260,800	145,302	—
The Bank of Nova Scotia	6/5/2019	USD	1,034,780	SEK	9,967,200	16,320	—
The Bank of Nova Scotia	6/5/2019	USD	1,381,410	SEK	13,289,600	20,057	—
JP Morgan & Chase Co.	6/6/2019	DKK	159,984,600	USD	24,090,337	143,857	—
RBC Capital Markets	6/6/2019	DKK	149,396,600	USD	22,489,158	127,489	—
The Bank of New York Mellon	6/6/2019	DKK	48,354,900	USD	7,281,959	44,202	—
The Bank of Nova Scotia	6/6/2019	DKK	214,983,000	USD	32,359,170	180,535	—
Goldman Sachs & Co.	6/6/2019	SGD	5,802,000	USD	4,264,336	40,356	—
JP Morgan & Chase Co.	6/6/2019	SGD	40,020,600	USD	29,415,708	279,854	—
RBC Capital Markets	6/6/2019	SGD	10,041,000	USD	7,380,277	70,214	—
RBC Capital Markets	6/6/2019	SGD	30,188,500	USD	22,188,942	211,068	—
The Bank of Nova Scotia	6/6/2019	SGD	7,720,400	USD	5,674,261	53,645	—
JP Morgan & Chase Co.	6/6/2019	USD	23,877,985	DKK	159,984,600	68,495	—
RBC Capital Markets	6/6/2019	USD	22,293,841	DKK	149,396,600	67,828	—
The Bank of New York Mellon	6/6/2019	USD	7,217,110	DKK	48,354,900	20,646	—
The Bank of Nova Scotia	6/6/2019	USD	880,665	DKK	5,889,100	815	—
The Bank of Nova Scotia	6/6/2019	USD	665,154	DKK	4,416,900	—	(4,033)
The Bank of Nova Scotia	6/6/2019	USD	30,543,108	DKK	204,677,000	92,926	—
Goldman Sachs & Co.	6/6/2019	USD	4,215,574	SGD	5,802,000	8,406	—
JP Morgan & Chase Co.	6/6/2019	USD	530,281	SGD	723,200	—	(3,776)
JP Morgan & Chase Co.	6/6/2019	USD	699,340	SGD	964,200	2,618	—
JP Morgan & Chase Co.	6/6/2019	USD	27,851,852	SGD	38,333,200	55,539	—
RBC Capital Markets	6/6/2019	USD	29,229,121	SGD	40,229,500	58,817	—
The Bank of Nova Scotia	6/6/2019	USD	5,609,329	SGD	7,720,400	11,287	—
JP Morgan & Chase Co.	7/3/2019	AUD	223,137,100	USD	154,732,637	—	(218,422)
RBC Capital Markets	7/3/2019	AUD	10,258,300	USD	7,113,608	—	(9,970)
RBC Capital Markets	7/3/2019	AUD	9,707,000	USD	6,731,319	—	(9,424)

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2019

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
The Bank of Nova Scotia	7/3/2019	AUD	246,311,342	USD	170,792,285	$—	$(251,451)
JP Morgan & Chase Co.	7/3/2019	CHF	109,121,800	USD	108,789,557	—	(553,854)
RBC Capital Markets	7/3/2019	CHF	141,724,900	USD	141,279,868	—	(732,854)
The Bank of New York Mellon	7/3/2019	CHF	54,357,200	USD	54,191,915	—	(275,677)
The Bank of Nova Scotia	7/3/2019	CHF	140,864,700	USD	140,408,373	—	(742,403)
JP Morgan & Chase Co.	7/3/2019	DKK	159,984,600	USD	23,936,188	—	(71,024)
RBC Capital Markets	7/3/2019	DKK	149,396,600	USD	22,347,866	—	(70,516)
The Bank of New York Mellon	7/3/2019	DKK	48,354,900	USD	7,234,816	—	(21,297)
The Bank of Nova Scotia	7/3/2019	DKK	204,677,000	USD	30,616,665	—	(97,067)
Goldman Sachs & Co.	7/3/2019	EUR	124,755,600	USD	139,361,362	—	(412,604)
JP Morgan & Chase Co.	7/3/2019	EUR	465,885,100	USD	520,431,859	—	(1,537,560)
RBC Capital Markets	7/3/2019	EUR	441,562,500	USD	493,225,313	—	(1,493,497)
The Bank of New York Mellon	7/3/2019	EUR	24,052,900	USD	26,869,495	—	(78,949)
The Bank of Nova Scotia	7/3/2019	EUR	333,719,000	USD	372,757,449	—	(1,135,412)
JP Morgan & Chase Co.	7/3/2019	GBP	189,039,200	USD	238,623,048	—	(790,773)
RBC Capital Markets	7/3/2019	GBP	181,054,400	USD	228,533,382	—	(767,873)
The Bank of New York Mellon	7/3/2019	GBP	101,599,200	USD	128,248,670	—	(424,392)
The Bank of Nova Scotia	7/3/2019	GBP	171,475,100	USD	216,437,586	—	(731,705)
JP Morgan & Chase Co.	7/3/2019	HKD	439,426,600	USD	56,053,358	—	(15,335)
RBC Capital Markets	7/3/2019	HKD	507,455,600	USD	64,733,498	—	(15,364)
The Bank of New York Mellon	7/3/2019	HKD	40,434,400	USD	5,158,173	—	(1,060)
The Bank of Nova Scotia	7/3/2019	HKD	486,217,300	USD	62,021,864	—	(17,095)
Goldman Sachs & Co.	7/3/2019	ILS	7,419,500	USD	2,048,793	—	(2,484)
JP Morgan & Chase Co.	7/3/2019	ILS	11,604,200	USD	3,204,263	—	(3,962)
RBC Capital Markets	7/3/2019	ILS	1,228,200	USD	339,111	—	(450)
The Bank of Nova Scotia	7/3/2019	ILS	24,544,200	USD	6,776,141	—	(9,619)
Goldman Sachs & Co.	7/3/2019	JPY	13,814,207,200	USD	127,529,689	—	(300,961)
JP Morgan & Chase Co.	7/3/2019	JPY	33,534,330,800	USD	309,582,342	—	(729,734)
RBC Capital Markets	7/3/2019	JPY	31,589,904,100	USD	291,613,471	—	(705,728)
The Bank of New York Mellon	7/3/2019	JPY	24,210,623,500	USD	223,507,711	—	(526,843)
The Bank of Nova Scotia	7/3/2019	JPY	26,688,800,900	USD	246,352,098	—	(614,429)
Goldman Sachs & Co.	7/3/2019	NOK	66,261,300	USD	7,577,848	—	(2,987)
JP Morgan & Chase Co.	7/3/2019	NOK	35,222,700	USD	4,028,271	—	(1,494)
RBC Capital Markets	7/3/2019	NOK	56,749,700	USD	6,490,182	—	(2,448)
The Bank of New York Mellon	7/3/2019	NOK	62,530,500	USD	7,151,263	—	(2,738)
The Bank of Nova Scotia	7/3/2019	NOK	66,588,000	USD	7,614,856	—	(3,357)
JP Morgan & Chase Co.	7/3/2019	NZD	629,600	USD	410,665	—	(1,532)
RBC Capital Markets	7/3/2019	NZD	6,064,800	USD	3,955,790	—	(14,814)
The Bank of Nova Scotia	7/3/2019	NZD	9,705,900	USD	6,330,411	—	(24,009)
JP Morgan & Chase Co.	7/3/2019	SEK	377,179,500	USD	39,719,265	—	(144,578)
RBC Capital Markets	7/3/2019	SEK	357,887,700	USD	37,683,893	—	(141,012)
The Bank of New York Mellon	7/3/2019	SEK	143,831,100	USD	15,146,334	—	(55,076)
The Bank of Nova Scotia	7/3/2019	SEK	390,260,800	USD	41,095,549	—	(150,847)
Goldman Sachs & Co.	7/3/2019	SGD	5,802,000	USD	4,216,815	—	(8,734)
JP Morgan & Chase Co.	7/3/2019	SGD	38,333,200	USD	27,859,321	—	(58,435)
RBC Capital Markets	7/3/2019	SGD	40,229,500	USD	29,239,530	—	(59,285)
The Bank of Nova Scotia	7/3/2019	SGD	7,720,400	USD	5,610,776	—	(11,928)
RBC Capital Markets	7/3/2019	USD	12,191,426	CHF	12,228,000	61,408	—
RBC Capital Markets	7/3/2019	USD	2,260,793	DKK	15,109,000	6,456	—
RBC Capital Markets	7/3/2019	USD	77,714,405	EUR	69,566,000	226,110	—
RBC Capital Markets	7/3/2019	USD	14,249,328	GBP	11,288,000	46,666	—
RBC Capital Markets	7/3/2019	USD	13,268,899	HKD	104,005,000	1,632	—
RBC Capital Markets	7/3/2019	USD	51,950,310	JPY	5,627,003,000	119,523	—
RBC Capital Markets	7/3/2019	USD	12,195,515	SEK	115,803,000	43,625	—
RBC Capital Markets	7/3/2019	USD	4,881,095	SGD	6,715,000	9,385	—

Total unrealized appreciation (depreciation)						$57,280,606	$(51,918,825)

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2019

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (h)	$4,590,014,460	$—	$—	$4,590,014,460
Preferred Stocks (h)	23,174,370	—	—	23,174,370
Rights	58,668	—	—	58,668
Short-Term Investments (h)	185,545,111	—	—	185,545,111
Derivatives (i)
Forward Foreign Currency Contracts	—	57,280,606	—	57,280,606
Futures Contracts	539,745	—	—	539,745

TOTAL	$4,799,332,354	$57,280,606	$—	$4,856,612,960

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Forward Foreign Currency Contracts	$—	$(51,918,825)	$—	$(51,918,825)
Futures Contracts	(1,624,464)	—	—	(1,624,464)

TOTAL	$(1,624,464)	$(51,918,825)	$—	$(53,543,289)

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.	21

DBX ETF Trust

Statement of Assets and Liabilities

May 31, 2019

Xtrackers MSCI EAFE Hedged Equity ETF
Assets
Investment in non-affiliated securities at value	$4,608,666,346
Investment in affiliated securities at value	4,581,152
Investment in DWS ESG Liquidity Fund*	50,653,027
Investment in DWS Government Money Market Series*	36,831,101
Investment in DWS Government & Agency Securities Portfolio**	98,060,983
Foreign currency at value	7,129,665
Receivable for return of collateral pledged for forward foreign currency contracts	540,000
Unrealized appreciation on forward foreign currency contracts	57,280,606
Deposit with broker for futures contracts	5,999,268
Receivables:
Investment securities sold	1,196,848
Dividends	22,805,053
Interest	132,432
Securities lending income	438,008
Foreign tax reclaim	9,169,824

Total assets	$4,903,484,313

Liabilities
Payable upon return of securities loaned	98,060,983
Payable upon return of deposit for forward foreign currency contracts	30,910,000
Unrealized depreciation on forward foreign currency contracts	51,918,825
Payables:
Investment securities purchased	4,116,954
Investment advisory fees	1,444,952
Variation margin on futures contracts	1,950,237

Total liabilities	188,401,951

Net Assets, at value	$4,715,082,362

Net Assets Consist of
Paid-in capital	$5,099,141,197
Distributable earnings (loss)	(384,058,835)

Net Assets, at value	$4,715,082,362

Number of Common Shares outstanding	152,750,800

Net Asset Value	$30.87

Investment in non-affiliated securities at cost	$4,902,395,819

Investment in affiliated securities at cost	$21,636,590

Value of securities loaned	$114,680,441

Investment in DWS ESG Liquidity Fund at cost*	$50,653,027

Investment in DWS Government Money Market Series at cost*	$36,831,101

Investment in DWS Government & Agency Securities Portfolio at cost**	$98,060,983

Non-cash collateral for securities on loan	$30,963,899

Foreign currency at cost	$7,144,481

* Includes collateral held for forward foreign currency contracts	$30,910,000

**	Represents collateral on securities loaned.

See Notes to Financial Statements.	22

DBX ETF Trust

Statement of Operations

For the Year Ended May 31, 2019

Xtrackers MSCI EAFE Hedged Equity ETF
Investment Income
Unaffiliated dividend income*	$174,803,992
Affiliated dividend income**	83,061
Income distributions from affiliated funds	1,836,856
Affiliated securities lending income	1,741,932

Total investment income	178,465,841

Expenses
Investment advisory fees	18,953,920
Other expenses	771,063

Total expenses	19,724,983
Less fees waived (see note 3):
Waiver	(42,460)

Net expenses	19,682,523

Net investment income (loss)	158,783,318

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(62,831,829)
Investments in affiliates	(800,808)
In-kind redemptions	66,981,804
In-kind redemptions in affiliates	(717,113)
Futures contracts	(6,069,029)
Foreign currency transactions	(2,630,328)
Forward foreign currency contracts	412,783,877

Net realized gain (loss)	406,716,574
Net change in unrealized appreciation (depreciation) on:
Investments	(511,598,568)
Investments in affiliates	(1,311,115)
Futures contracts	(986,731)
Foreign currency translations	275,538
Forward foreign currency contracts	(98,047,181)

Net change in unrealized appreciation (depreciation)	(611,668,057)

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(204,951,483)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(46,168,165)

* Unaffiliated foreign tax withheld	$14,528,299
** Affiliated foreign tax withheld	$12,459

See Notes to Financial Statements.	23

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers MSCI EAFE Hedged Equity ETF
	Year Ended May 31, 2019	Year Ended May 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$158,783,318	$179,604,129
Net realized gain (loss)	406,716,574	(62,238,754)
Net change in net unrealized appreciation (depreciation)	(611,668,057)	338,069,505

Net increase (decrease) in net assets resulting from operations	(46,168,165)	455,434,880

Distributions to Shareholders	(162,803,052)	(244,654,328)*

Fund Shares Transactions
Proceeds from shares sold	—	242,635,204
Value of shares redeemed	(1,216,365,527)	(2,950,986,126)

Net increase (decrease) in net assets resulting from fund share transactions	(1,216,365,527)	(2,708,350,922)

Total net increase (decrease) in Net Assets	(1,425,336,744)	(2,497,570,370)

Net Assets
Beginning of period	6,140,419,106	8,637,989,476

End of period	$4,715,082,362	$6,140,419,106 **

Changes in Shares Outstanding
Shares outstanding, beginning of period	192,750,800	281,550,800
Shares sold	—	7,600,000
Shares redeemed	(40,000,000)	(96,400,000)

Shares outstanding, end of period	152,750,800	192,750,800

*	Includes distributions from net investment income.
**	Includes undistributed net investment income of $105,948,751.

See Notes to Financial Statements.	24

DBX ETF Trust

Financial highlights

Xtrackers MSCI EAFE Hedged Equity ETF Selected Per Share Data	Years Ended May 31,
	2019		2018	2017	2016	2015
Net Asset Value, beginning of year	$31.86		$30.68	$26.48	$30.75	$27.81

Income (loss) from investment operations:
Net investment income (loss)(a)	0.91		0.80	0.74	0.76	1.41
Net realized and unrealized gain (loss)	(1.00)		1.33	4.18	(4.03)	2.90

Total from investment operations	(0.09)		2.13	4.92	(3.27)	4.31

Less distributions from:
Net investment income	(0.90)		(0.95)	(0.72)	(0.88)	(1.37)
Net realized gains	—		—	—	(0.12)	(0.00	)(b)

Total distributions	(0.90)		(0.95)	(0.72)	(1.00)	(1.37)

Net Asset Value, end of year	$30.87		$31.86	$30.68	$26.48	$30.75

Total Return (%)	(0.14	)(c)	7.05	19.17	(10.90)	16.22

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	4,715		6,140	8,638	11,984	12,268
Ratio of expenses before fee waiver (%)	0.36		0.35	0.35	0.35	0.35
Ratio of expenses after fee waiver (%)	0.36		0.35	0.35	0.35	0.35
Ratio of net investment income (loss) (%)	2.93		2.57	2.72	2.82	4.81
Portfolio turnover rate (%)(d)	5		10	14	15	12

(a)	Based on average shares outstanding during the period.
(b)	Amount represents less than $0.005.
(c)	Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	25

DBX ETF Trust

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of May 31, 2019, the Trust consists of thirty-seven investment series of exchange-traded funds (“ETFs”) in operation and trading. These financial statements report on Xtrackers MSCI EAFE Hedged Equity ETF (the “Fund”), a diversified series of the Trust.

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group Gmbh & Co. KGaA (“DWS Group”), serves as investment advisor to the Fund and has overall responsibility for the general management and administration of the Fund, subject to the supervision of the Fund’s Board of Trustees (“Board”).

The Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 200,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Fund’s distributor. Shares are not individually redeemable securities of the Fund, and owners of shares may acquire those shares from the Fund or tender such shares for redemption to the Fund, in Creation Units only.

The investment objective of the Fund is to track the performance, before fees and expenses, of the MSCI EAFE US Dollar Hedged Index (the “Underlying Index”).

MSCI is the creator of the MSCI EAFE US Dollar Hedged Index. The MSCI EAFE US Dollar Hedged Index is designed to provide exposure to equity securities in developed international stock markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected non-U.S. currencies.

The Underlying Index is rebalanced monthly on the last trading day of the month, when the index will take into account the effect of rolling into new 1-month forward contracts based on the newly determined weights of currency to be sold for the next month’s index calculation. The currency weights are determined as of the close of two business days before the first calendar day of following month and remain constant intra month. This means that no changes in the weights are made during the month to account for changes in the indexes due to price movement of securities, corporate events, additions, deletions or any other changes. The daily calculation of the Underlying Index marks to market the one-month forward contracts on a daily basis by using an equal and offsetting forward position.

The Fund is entitled to use its Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Fund in connection with the licensing agreement.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Fund.

In October 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification, which is intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. Effective with the current reporting period, the Fund adopted the

26

DBX ETF Trust

Notes to Financial Statements (Continued)

amendments with the impacts being that the Fund is no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributable earnings and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Security Valuation    The NAV of the Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Investments in open-ended investment companies are valued at their NAV each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis.

Tax Information and Dividends and Distributions to Shareholders    It is the Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). The Fund intends to qualify for and

27

DBX ETF Trust

Notes to Financial Statements (Continued)

to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of the Fund to pay out dividends from its net investment income, if any, to investors semi-annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Fund may occasionally be required to make supplemental distributions at some other time during the year. The Fund reserves the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statement of Operations. For the year ended May 31, 2019, the Fund did not incur any interest or penalties.

As of May 31, 2019, the components of accumulated earnings (losses) on a tax basis were as follows:

Undistributed Ordinary Income*	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
$99,867,427	$(134,146,967)	$(349,779,295)	$(384,058,835)

The tax character of dividends and distributions declared for the years ended May 31, 2019 and May 31, 2018 were as follows:

Ordinary Income*
2019	$162,803,052
2018	$244,654,328

*	for tax purposes short-term capital gain distributions are considered ordinary income distributions

At May 31, 2019, for Federal income tax purposes, the Fund had capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

Short-Term	Long-Term	Total Amount
$47,997,241	$86,149,726	$134,146,967

For the fiscal year ended May 31, 2019, the effect of permanent “book/tax” reclassifications to the components of net assets are included below. These differences are primarily due to recognition of certain foreign currency gain (losses) as ordinary income (loss), passive foreign investment companies (“PFICs”), redemptions-in-kind and partnership investments.

Distributable Earnings (Loss)	Paid-In Capital
$(51,199,544)	$51,199,544

28

DBX ETF Trust

Notes to Financial Statements (Continued)

As of May 31, 2019, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
$5,148,278,723	$(349,774,152)	$490,330,152	$(840,104,304)

Foreign Taxes    The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in their Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of May 31, 2019, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Fund is maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at year end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Fund may lend securities to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended May 31, 2019, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.11% annualized effective rate as of May 31, 2019) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of May 31, 2019, the Fund had securities on loan, which were classified as Common Stock in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at year end.

29

DBX ETF Trust

Notes to Financial Statements (Continued)

Remaining Contractual Maturity of the Agreements, as of May 31, 2019

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Common Stocks	$98,060,983	$677,472	$574,276	$29,712,151	$129,024,882

Gross amount of recognized liabilities for securities lending transactions					$129,024,882

Derivatives

Forward Foreign Currency Contracts    The Fund may enter into forward foreign currency contracts (“forward currency contracts”) designed to offset the Fund’s exposure to non-U.S. currencies. In addition, the Fund may enter into forward currency contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to Shareholders.

A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. For the year ended May 31, 2019, the Fund invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies.

The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency contracts. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

A summary of the open forward currency contracts as of May 31, 2019 is included in a table following the Fund’s Schedule of Investments. The investment in forward currency contracts short vs. U.S. dollars had a contract value generally indicative of a range of the total exposure the Fund had to the value of non U.S currencies during the year ended May 31, 2019.

Futures Contracts    The Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. The Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. The Fund will not use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the year ended May 31, 2019, the Fund utilized futures in order to simulate investment in the Fund’s Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time the Fund enters into a futures contract, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of May 31, 2019 is included in a table following the Fund’s Schedule of Investments.

30

DBX ETF Trust

Notes to Financial Statements (Continued)

The following table summarizes the value of the Fund’s derivative instruments held as of May 31, 2019 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives

Equity contracts	Unrealized appreciation on futures contracts*	$539,745	Unrealized depreciation on futures contracts*	$1,624,464

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	57,280,606	Unrealized depreciation on forward foreign currency contracts	51,918,825

	Total	$57,820,351	Total	$53,543,289

*

Includes cumulative appreciation or cumulative depreciation of futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Fund’s earnings during the year ended May 31, 2019 and the related location in the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

Net Realized Gain (Loss) from:

Futures Contracts— Equity Contracts	Forward Foreign Currency Contracts— Foreign Exchange Contracts	Total
$(6,069,029)	$412,783,877	$406,714,848

Net Change in Unrealized Appreciation (Depreciation) on:

Futures Contracts— Equity Contracts	Forward Foreign Currency Contracts— Foreign Exchange Contracts	Total
$(986,731)	$(98,047,181)	$(99,033,912)

For the year ended May 31, 2019 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)	Forward Foreign Currency Contracts (Contract Value)
$154,572,317	$(5,304,401,724)

As of May 31, 2019, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. Interest expense from collateral received, if any, is included in Other expenses on the Statement of Operations. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation

31

DBX ETF Trust

Notes to Financial Statements (Continued)

of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received(a)	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged(a)	Net Amount of Derivatives Liabilities
Goldman Sachs & Co.	$1,635,059	$(1,635,059)	$—	$—	$3,953,218	$(1,635,059)	$(540,000)	$1,778,159
JP Morgan & Chase Co.	18,498,290	(14,426,817)	4,071,473	—	14,426,817	(14,426,817)	—	—
RBC Capital Markets	15,281,104	(13,370,819)	1,910,285	—	13,370,819	(13,370,819)	—	—
The Bank of New York Mellon	5,856,607	(5,856,607)	—	—	7,838,819	(5,856,607)	—	1,982,212
The Bank of Nova Scotia	16,009,546	(12,329,152)	3,680,394	—	12,329,152	(12,329,152)	—	—

	$57,280,606	$(47,618,454)	$9,662,152	$—	$51,918,825	$(47,618,454)	$(540,000)	$3,760,371

(a)	The actual collateral received or pledged may be more than amount shown.

Affiliated Cash Management Vehicles    The Fund may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV and DWS ESG Liquidity Fund maintains a floating NAV. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. To the extent that the affiliated money market funds pay an investment management fee to DIMA, the Advisor will waive an amount of the unitary management fee payable to the Advisor by the Fund equal to the amount of the unitary management fee payable on the Fund’s assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Fund, subject to the supervision of the Fund’s Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Fund, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Fund to operate.

For its investment advisory services to the Fund, the Advisor is entitled to receive a unitary management fee from the Fund based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to 0.35%.

The Advisor for the Fund has contractually agreed to waive a portion of its management fees in an amount equal to the acquired fund’s fees and expenses attributable to the Fund’s investments in affiliated cash management vehicles. For the period from June 1, 2018 through May 31, 2019, the Advisor waived $42,460 of expenses to the Fund.

Out of the unitary management fee, the Advisor pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. The Fund is responsible for the payment of interest expense, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

32

DBX ETF Trust

Notes to Financial Statements (Continued)

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for the Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund.

The Board of Trustees is currently comprised of four Trustees, including three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Fund’s Independent Trustees).

4. Investment Portfolio Transactions

For the year ended May 31, 2019, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

Purchases	Sales
$705,731,035	$286,868,375

For the year ended May 31, 2019, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Purchases	Sales
$—	$1,184,524,340

5. Fund Share Transactions

As of May 31, 2019, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by the Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

33

DBX ETF Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of Xtrackers MSCI EAFE Hedged Equity ETF

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Xtrackers MSCI EAFE Hedged Equity ETF (the “Fund”), (one of the funds constituting DBX ETF Trust (the “Trust”)), including the schedule of investments, as of May 31, 2019, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting DBX ETF Trust) at May 31, 2019, and the results of its operations for the year then ended, changes in net assets for each of the two years in the period then ended and financial highlights for each of the five years in the period then ended, in conformity with U.S. general accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of the internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2019, by correspondence with the custodians and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

New York, New York

July 26, 2019

34

DBX ETF Trust

Trustees and Officers (Unaudited)

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Independent Trustees
Stephen R. Byers (1953) 345 Park Avenue New York, New York 10154	Trustee, Chairman of the Board and Member of the Audit and Nominating Committees; formerly, Lead Independent Trustee	Trustee since 2011 (Chairman of the Board since 2016; formerly, Lead Independent Trustee, 2015-2016)	Independent Director (2011-present); Independent Consultant (2014-present); formerly, Director of Investment Management, the Dreyfus Corporation (2000-2006) and Vice Chairman and Chief Investment Officer (2002-2006).	37	The Arbitrage Funds; Sierra Income Corporation; Mutual Fund Directors Forum.
George O. Elston (1964) 345 Park Avenue New York, New York 10154	Trustee, Chairman of the Audit Committee and Member of the Nominating Committee	Trustee since 2011 (Chairman of the Audit Committee since 2015)	Chief Financial Officer Enzyvant (2018-present); Chief Executive Officer, 2X Oncology, Inc. (2017-2018); Senior Vice President and Chief Financial Officer, Juniper Pharmaceuticals, Inc. (2014-2016); Senior Vice President and Chief Financial Officer, KBI BioPharma Inc. (2013-2014); Managing Partner, Chatham Street Partners (2010-2013).	37
J. David Officer (1948) 345 Park Avenue New York, New York 10154	Trustee, Chairman of the Nominating Committee and Member of the Audit Committee	Trustee since 2011 (Chairman of the Nominating Committee since 2015)	Independent Director (2010-present); formerly, Vice Chairman, the Dreyfus Corporation (2006-2009); President, The Dreyfus Family of Funds, Inc. (2006-2009).	37	Ilex Partners (Asia), LLC; Old Westbury Funds.

35

DBX ETF Trust

Trustees and Officers (Unaudited) (Continued)

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Interested Trustee
Michael Gilligan (1966) 345 Park Avenue New York, New York 10154	Trustee Treasurer, Chief Financial Officer and Controller	Trustee since 2016; Treasurer, Chief Financial Officer and Controller since 2010	Director in the Finance Division at DWS Investment Management Americas, Inc. (2008-present); Manager, Treasurer and Chief Financial Officer of the Advisor (2010-present); Chief Financial Officer of Global Passive Asset Management Platform (2012-2018); Global Finance Director, Alternative Investments (2018-present); Chief Financial Officer of RREEF America LLC (2018-present).	37	The Advisor, DBX Strategic Advisors LLC and DB Commodity Services LLC

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Freddi Klassen (1975) 345 Park Avenue New York, New York 10154	President and Chief Executive Officer	Since 2016	Director in DWS and Chief of Staff Office in the Americas for the Traditional Asset Classes Department (2014-present); Manager and Chief Operating Officer of DWS Investment Management Americas, Inc. (2018-present), the Advisor and DBX Strategic Advisors LLC and DB Commodity Services LLC (2016-present); Global Chief Operating Officer for Equities Technology in the Investment Bank Division at Deutsche Bank AG (2013-2014); Chief Operating Officer for Exchange Traded Funds and Systematic Funds in Europe (2008-2013).
Fiona Bassett (1974) 345 Park Avenue New York, New York 10154	Chief Operating Officer	Since 2014	Managing Director in DWS and Head of Passive Americas Asset Management Platform (2014-present); Manager and Chief Executive Officer and Chief Investment Officer of the Advisor (2014-present); Managing Director, COO Global Key Projects and Integration at Deutsche Asset Management (2012-2014); Managing Director at Deutsche Bank AG (2004-2012).

36

DBX ETF Trust

Trustees and Officers (Unaudited) (Continued)

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Frank Gecsedi (1967) 345 Park Avenue New York, New York 10154	Chief Compliance Officer	Since 2010	Director in the DWS Compliance Department (2016-present), Vice President in the Deutsche Asset Management Compliance Department at Deutsche Bank AG (2013-2016) and Chief Compliance Officer of the Advisor (2010-present); Vice President in Deutsche Bank’s Global Markets Legal, Risk and Capital Division (2010-2012).
Bryan Richards (1978) 345 Park Avenue New York New York 10154	Vice President	Since 2016	Managing Director in DWS (2018-present); Director in DWS (2014-2018); Portfolio Manager in the Passive Asset Management Department at Deutsche Bank AG (2011-present); Primary Portfolio Manager for the PowerShares DB Commodity ETFs (2011-2015).
Leslie Lowenbraun (1953) 345 Park Avenue New York, New York 10154	Secretary	Since 2016	Director in U.S. Retail Passive Legal of DWS (2018- present) and Chief Legal Officer of the Advisor (2017-present); Vice President in U.S. Retail Passive Legal of DWS (2014-2018) ; Counsel at Skadden, Arps, Slate, Meagher & Flom LLP (2005-2014).
Amy McDonald (1978) One International Place Boston, Massachusetts 02110	Assistant Secretary	Since 2018	Vice President in U.S. Retail Passive Legal of DWS (2018-present); Vice President, Fidelity Investments Asset Management Compliance (2016-2017); Legal Counsel and Senior Legal Counsel, Fidelity Investments (2010-2016).
Kevin Teevan (1973) 345 Park Avenue New York, New York 10154	Assistant Treasurer	Since 2018	Vice President in Finance for U.S. Traditional Asset Classes of DWS (2018-present); Vice President in Chief Operating Office for Global Transaction Banking at Deutsche Bank AG (2014-2017); Vice President in Finance for U.S. Passive Asset Management Platform at Deutsche Bank AG (2011-2014).
Christina A. Morse (1964) BNY Mellon Asset Servicing, Atlantic Terminal Office Tower, 2 Hanson Place Brooklyn, NY 11217	Assistant Secretary	Since 2016	Vice President at BNY Mellon-Asset Servicing (2014-present); Vice President and Counsel at Lord Abbett & Co. LLC (2013-2014).

Each Trustee serves until his or her successor is duly elected or appointed and qualified. Each officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

The Funds’ SAI includes additional information about the Funds’ Trustees and is available by calling 855-329-3837, or on the Company’s website at www.Xtrackers.com

37

DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contract (Unaudited)

Xtrackers MSCI EAFE Hedged Equity ETF

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on February 11-12, 2019 (the “Meeting”), the Trustees, including the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Xtrackers MSCI EAFE Hedged Equity ETF (the “Fund”). The Independent Trustees were advised throughout the review and Meeting by K&L Gates LLP (“Independent Trustee Counsel”).

Before reaching their decision to approve the Investment Advisory Agreement for another annual period, the Independent Trustees evaluated the materials furnished to them in advance of the Meeting from DBX Advisors LLC (“DBX” or the “Advisor”) for purposes of reviewing the agreement’s terms and also took into consideration the discussions they had with management during the Meeting and among themselves during their Executive Sessions held on February 11 and February 12, 2019. The Independent Trustees also noted that they had received and should take into consideration a substantial amount of information furnished throughout the year at regular Board meetings, which information included, among other things, an analysis of the Fund’s investment performance and related financial information, presentations given by DBX, as well as its periodic reports on brokerage commissions, portfolio execution and other services provided to the Fund.

In reaching its decision to continue in effect the Investment Advisory Agreement for another annual period, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Fund and its shareholders; (2) the financial resources of DBX and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Advisor from its relationship with the Fund; (5) the extent to which economies of scale have been realized, and if the Fund’s shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Advisor.

The Board reached a determination, with the assistance of Dechert LLP (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of the Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services provided by the Advisor under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Advisor continuously during the prior year, in addition to the information the Advisor had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

The Board considered that the Advisor provides, at its own expense, office facilities and equipment for use by the Fund and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its Deutsche Bank affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Fund’s operations. The Board also considered that in addition to managing the Fund’s portfolios directly, the Advisor provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Fund. The Trustees took into consideration that tracking error for the Fund during the year was in an expected range.

38

DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contract (Unaudited) (Continued)

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Fund’s service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Fund. The Board also considered the expertise of the Advisor in supervising third party service providers to the Fund, such as the administrator and the custodian, noting the Advisor’s extensive work with these service providers (including onsite due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Advisor, which supports the Fund’s compliance program.

Advisor’s Financial Resources.    In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared the Fund’s advisory fee to that of other pertinent exchange-traded funds (“ETFs”) and noted that the Fund’s fee is competitive with the fees of its respective peer group. The Board agreed that it was familiar with the Advisor’s methodology for selecting the Fund’s peer group and believed that the Fund’s’ peer group was appropriate. The Board considered that the fee for the Fund is a unitary fee pursuant to which the Advisor pays all of the Fund’s costs (subject to certain specified exceptions). The Board also considered that the Fund’s portfolio is managed on a day-to-day basis by the Advisor and that the Advisor also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Fund. Based on its review, the Board concluded that the advisory fee for the Fund is reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered the expenses of the Advisor in developing and rendering services provided to the Fund and the information provided by the Advisor to the Board regarding the Fund’s profitability. The Board considered that the Advisor had provided extensive information about the Advisor’s profitability and the Advisor’s methodology in determining profitability. While the Advisor had provided information about the Advisor’s expenses relating to marketing the Fund, the Board considered the Advisor’s profitability without accounting for such expenses. The Board determined that, although the Fund was profitable as of this time, the Advisor’s profitability with respect to the Fund was not excessive. The Board considered whether the Advisor would benefit in other ways from its relationships with the Fund and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Fund.

Economies of Scale.    The Board considered that the Fund had attracted a substantial amount of assets, but determined that the Fund was not experiencing economies of scale beyond what was reflected in the Fund’s unitary fee, which the Board noted was very competitive. The Board determined to revisit this matter after the Fund had attracted more assets.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

39

DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Portfolio Holdings Information

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q or Form N-PORT (available for filings after March 31, 2019). Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about the Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount & Premium Information

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its fiscal year ended May 31, 2019.

Qualified Dividend Income*
77%

* The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

The Fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

Gross Foreign Income	Foreign Taxes Paid
$189,940,267	$8,988,418

40

DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax advisor, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

41

DBX ETF Trust

This report is intended for the shareholders of DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The Fund’s use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in the Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the fund. Please read the prospectus for more information.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

The Funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such Funds or securities or any index on which such Funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX and any related funds.

Copyright © 2019 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 345 Park Avenue New York, NY 10154	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1100 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-38753-5 (7/19) DBX003923 (7/20)

May 31, 2019

Annual Report

DBX ETF Trust

Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF (EMIH)

Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF (HYIH)

Xtrackers Investment Grade Bond — Interest Rate Hedged ETF (IGIH)

Xtrackers Municipal Infrastructure Revenue Bond ETF (RVNU)

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW)

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (HDEF)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this annual report for our ETFs tracking the fixed income market for the period ended May 31, 2019.

The global economy experienced a synchronized slowdown during the reporting period due to rising trade tensions between the U.S. and China, macroeconomic stress in Argentina and Turkey, and downturn in the auto sector in Germany. However, the slowdown was partly offset by the resilience in domestic demand owing to robust labor market conditions. The U.S. economy remained on a firm footing, underpinned by strong private consumption and low unemployment rates. In contrast, the Eurozone posted weak growth owing to a slight drag from net exports and fears of higher auto tariffs if the trade war escalates. The Chinese economy also witnessed a negative impact, and authorities are now considering unconventional methods to achieve growth targets.

Amid a global growth slowdown, major central banks have shifted their perspectives, with the most significant institutions turning dovish. The Federal Reserve Board (FRB) paused interest rates and signaled no increases for the rest of the year as the economy faces headwinds in 2019. The FRB is also likely to be patient and data-dependent. Its more accommodative stance and incoming robust U.S. macroeconomic data have supported U.S. equities, following a deep sell-off in December. Furthermore, yields on U.S. 10-year Treasuries fell to their lowest levels since 2017, while yields on German 10-year bunds turned negative for the first time since 2016.

Conversely, Europe’s manufacturing-focused economy became more vulnerable to a global slowdown compared with the U.S. That said, the European Central Bank’s monetary stance remained accommodative, with the reinvestment of maturing assets from its bond-purchase program and keeping open-end supply in liquidity to banks through the full allotment procedure. The dovish stance of the Bank of England amid the fog of Brexit1 indicates that slower economic growth looks set to keep U.K. rates on hold. Elsewhere, the Bank of Japan in its monetary policy meeting decided to retain its current monetary easing framework to keep the yield curve under control and unanimously sustain guidelines on asset purchases other than Japanese government bonds. In light of global headwinds and low inflation, the upward pressure on bond yields has eased, along with a pro-cyclical fiscal boost, and still-accommodative monetary conditions. Solid fundamentals are also likely to buy time for the FRB to see whether its outlook for a transitory slowdown in inflation proves accurate.

Moreover, a slowdown in the European auto sector, driven by weak demand from its biggest market, China, and binary risks of the Brexit outcome and possible auto import tariffs by the U.S. could be key downside risks. Given growth concerns, policymakers remain committed to support the economy, focusing on targeted measures to increase liquidity and reduce bank lending costs. However, in light of increased uncertainties globally and muted inflation pressures, central banks will closely watch the implications of economic outlook and will act accordingly to sustain the expansion. Given the economic backdrop of an uncertain environment, hedging interest rate exposure would play a significant role in managing investments in fixed income markets.

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 Brexit is a combination of words “Britain” and “Exit” and describes the exit of the United Kingdom from the European Union.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

1

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2

DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited)

Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF

The Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF (EMIH) seeks to track the performance, before fees and expenses, of the Solactive Emerging Markets Bond — Interest Rate Hedged Index (the EMIH Index). The EMIH Index provides exposure to USD-denominated government debt issued by emerging market countries, while mitigating any rising Treasury interest rate risk. For the 12-month period ended May 31, 2019, EMIH returned 3.31%, compared to the EMIH Index return of 1.82%.

From a geographical perspective, Ecuador, South Africa, Colombia, Uruguay were the major positive contributors, while Panama and Lithuania contributed negatively to performance. The Fund entered into futures contracts during the period to seek to mitigate the potential negative impact of rising Treasury interest rates on the performance of the Fund’s long bond investments. The interest rate hedging strategy contributed negatively to performance.

Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF

The Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF (HYIH) seeks to track the performance, before fees and expenses, of the Solactive USD High Yield Corporate Bond — Interest Rate Hedged Index (the HYIH Index). The HYIH Index provides exposure to a basket of liquid USD-denominated high-yield corporate bonds while mitigating any rising Treasury interest rate risk. For the 12-month period ended May 31, 2019, HYIH returned 2.18%, compared to the HYIH Index return of -0.01%.

Communications, Consumer Non-Cyclical and Consumer Cyclical were the primary positive contributors to performance, while the Energy sector contributed negatively to performance. The Fund entered into futures contracts during the period to seek to mitigate the potential negative impact of rising Treasury interest rates on the performance of the Fund’s long bond investments. The interest rate hedging strategy contributed negatively to performance.

Xtrackers Investment Grade Bond — Interest Rate Hedged ETF

The Xtrackers Investment Grade Bond — Interest Rate Hedged ETF (IGIH) seeks to track the performance, before fees and expenses, of the Solactive USD Investment Grade Bond — Interest Rate Hedged Index (the IGIH Index). The IGIH Index provides exposure to a basket of liquid USD-denominated Investment Grade corporate bonds while mitigating any rising Treasury interest rate risk. For the 12-month period ended May 31, 2019, IGIH returned 2.28%, compared to the IGIH Index return of 0.26%.

All the sectors contributed positively to performance during the period, with the greatest contribution coming from Energy, Communications and Industrials. The Fund entered into futures contracts during the period to seek to mitigate the potential negative impact of rising Treasury interest rates on the performance of the Fund’s long bond investments. The interest rate hedging strategy contributed negatively to performance.

Xtrackers Municipal Infrastructure Revenue Bond ETF

The Xtrackers Municipal Infrastructure Revenue Bond ETF (RVNU) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Municipal Infrastructure Revenue Bond Index (the RVNU Index). The RVNU Index is designed to track returns of the segment of the U.S. long-term tax-exempt bond market that consists of infrastructure revenue bonds. For the 12-month period ended May 31, 2019, RVNU returned 7.45%, compared to the RVNU Index return of 7.91%.

All the sectors contributed positively to performance during the period, with the greatest contribution coming from Transportation and Utilities.

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF

The Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI ACWI ex USA High Dividend Yield Index (the HDAW Index). The HDAW Index is designed to give investors exposure to equity securities across developed and emerging market countries (excluding the United States), with higher dividend income and quality characteristics than average dividend yields of equities in its parent index (excluding REITs), where such higher

3

DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited) (Continued)

dividend income and quality characteristics are both sustainable and persistent. For the 12-month period ended May 31, 2019, HDAW returned -2.82%, compared to the HDAW Index return of -3.07%.

Health Care, Utilities and Energy were the major positive contributors, while Consumer Discretionary, Information Technology and Financials sectors detracted most from the performance. From a geographical perspective, Switzerland, Russian Federation and Spain were the major positive contributors, while Germany, China and United Kingdom contributed negatively to performance.

Xtrackers MSCI EAFE High Dividend Yield Equity ETF

The Xtrackers MSCI EAFE High Dividend Yield Equity ETF (HDEF) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE High Dividend Yield Index (the HDEF Index). The HDEF Index is designed to give investors exposure to equity securities in developed international stock markets, with higher dividend income and quality characteristics than average dividend yields of equities in its parent index (excluding REITs), where such higher dividend income and quality characteristics are both sustainable and persistent. For the 12-month period ended May 31, 2019, HDEF returned -3.76%, compared to the HDEF Index return of -3.85%.

The majority of sectors contributed negatively to performance during the period with the greatest negative contributions coming from Consumer Discretionary, Materials and Consumer Staples. The Utilities, Financials and Health Care sectors contributed positively to performance. From a geographical perspective, Spain, Australia and Switzerland were the major positive contributors, while Germany, United Kingdom and Japan contributed negatively to performance.

*************************

Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance data visit www.Xtrackers.com. Returns assume that dividends and capital gains distributions have been reinvested. See pages 6-17 of this report for additional performance information, including performance data based on market value. The views expressed in this report reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Current and future portfolio holdings are subject to risk.

4

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5

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF (EMIH)

The Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Emerging Markets Bond — Interest Rate Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of a basket of U.S. dollar denominated emerging markets bonds and is comprised of (a) long positions in U.S. dollar-denominated government debt issued by emerging market countries, and (b) short positions in U.S. Treasury notes or bonds of, in aggregate, approximate equivalent duration to the emerging markets sovereign debt. It is not possible to invest directly into an index.

Performance as of 5/31/19

Average Annual Total Return

	Net Asset Value	Market Value	Solactive Emerging Markets Bond — Interest Rate Hedged Index	Solactive Emerging Markets Bond Index (Long only component)
One Year	3.31%	2.94%	1.82%	9.65%
Since Inception[1]	3.97%	4.04%	3.20%	5.53%

Cumulative Total Returns

	Net Asset Value	Market Value	Solactive Emerging Markets Bond — Interest Rate Hedged Index	Solactive Emerging Markets Bond Index (Long only component)
One Year	3.31%	2.94%	1.82%	9.65%
Since Inception[1]	18.00%	18.35%	14.34%	25.71%

1 Total returns are calculated based on the commencement of operations, 3/3/15 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated September 28, 2018, was 0.45%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

6

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF (EMIH) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 3/3/15.

Country Diversification* as of 5/31/19

Qatar	7.1%
Ukraine	6.0%
Egypt	6.0%
Peru	5.9%
Sri Lanka	5.8%
Mexico	5.2%
Indonesia	5.2%
Philippines	5.1%
Panama	5.0%
Turkey	4.9%
Uruguay	4.6%
Brazil	4.3%
Ecuador	4.2%
Poland	4.0%
Colombia	3.7%
Romania	3.5%
Russia	3.4%
Kazakhstan	3.3%
China	3.1%
Chile	3.0%
Hungary	3.0%
South Africa	2.8%
Other	0.9%

Total	100.0%

Modified duration as of 5/31/19: 0.0 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

Quality* as of 5/31/19

Description	% of Market Value
AA	7.2%
A	21.1%
BBB	39.8%
BB	9.2%
B	22.7%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”) or Standard & Poor’s Corporation (S&P) credit ratings. The ratings of Moody’s and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

* As a percent of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 20.

7

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF (HYIH)

The Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive High Yield Corporate Bond —Interest Rate Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of a basket of U.S. dollar-denominated high yield liquid corporate bonds and is comprised of (a) long positions in U.S. dollar-denominated high yield corporate bonds and (b) short positions in U.S. Treasury notes or bonds (“Treasury Securities”) of, in aggregate, approximate equivalent duration to the high yield bonds. It is not possible to invest directly into an index.

Performance as of 5/31/19

Average Annual Total Return

	Net Asset Value	Market Value	Solactive High Yield Corporate Bond — Interest Rate Hedged Index	Solactive High Yield Corporate Bond Index (Long only component)
One Year	2.18%	2.36%	-0.01%	5.74%
Since Inception[1]	2.66%	2.71%	2.53%	4.45%

Cumulative Total Returns

	Net Asset Value	Market Value	Solactive High Yield Corporate Bond — Interest Rate Hedged Index	Solactive High Yield Corporate Bond Index (Long only component)
One Year	2.18%	2.36%	-0.01%	5.74%
Since Inception[1]	11.78%	12.03%	11.19%	20.32%

1 Total returns are calculated based on the commencement of operations, 3/3/15 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated September 28, 2018, was 0.56%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

8

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF (HYIH) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 3/3/15.

Sector Diversification* as of 5/31/19

Communications	25.1%
Consumer, Non-cyclical	18.0%
Consumer, Cyclical	13.6%
Energy	12.2%
Financial	9.4%
Industrial	9.0%
Technology	5.7%
Basic Materials	4.1%
Utilities	2.8%
Diversified	0.1%

Total	100.0%

Modified duration as of 5/31/19: 0.0 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

Quality* as of 5/31/19

Description	% of Market Value
BBB	4.2%
BB	53.3%
B	33.8%
CCC	8.3%
C	0.4%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”) or Standard & Poor’s Corporation (S&P) credit ratings. The ratings of Moody’s and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

* As a percentage of total investments excluding securities lending collateral and cash equivalents. Sector percentages include the sector allocations of the Underlying Funds in which the Fund invests.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 23.

9

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Investment Grade Bond — Interest Rate Hedged ETF (IGIH)

The Xtrackers Investment Grade Bond — Interest Rate Hedged ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Investment Grade Bond — Interest Rate Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of a basket of U.S. dollar denominated investment grade liquid corporate bonds and is comprised of (a) long positions in U.S. dollar-denominated investment-grade corporate bonds and (b) short positions in U.S. Treasury notes or bonds (“Treasury Securities”) of, in aggregate, approximate equivalent duration to the investment-grade corporate bonds. It is not possible to invest directly into an index.

Performance as of 5/31/19

Average Annual Total Return

	Net Asset Value	Market Value	Solactive Investment Grade Bond — Interest Rate Hedged Index	Solactive Investment Grade Bond Index (Long only component)
One Year	2.28%	2.69%	0.26%	8.41%
Since Inception[1]	1.88%	2.00%	1.20%	3.70%

Cumulative Total Returns

	Net Asset Value	Market Value	Solactive Investment Grade Bond — Interest Rate Hedged Index	Solactive Investment Grade Bond Index (Long only component)
One Year	2.28%	2.69%	0.26%	8.41%
Since Inception[1]	8.21%	8.76%	5.19%	16.71%

1 Total returns are calculated based on the commencement of operations, 3/3/15 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated September 28, 2018, was 0.25%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

10

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Investment Grade Bond — Interest Rate Hedged ETF (IGIH) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 3/3/15.

Sector Diversification* as of 5/31/19

Financial	29.2%
Consumer, Non-cyclical	21.1%
Communications	13.2%
Energy	11.1%
Technology	9.1%
Consumer, Cyclical	6.4%
Industrial	5.5%
Utilities	2.3%
Basic Materials	2.1%

Total	100.0%

Modified duration as of 5/31/19: 0.0 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

Quality* as of 5/31/19

Description	% of Market Value
AAA	3.0%
AA	15.0%
A	39.5%
BBB	42.5%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”) or Standard & Poor’s Corporation (S&P) credit ratings. The ratings of Moody’s and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of 5/31/19

United States	85.2%
United Kingdom	3.1%
Netherlands	2.7%
Canada	2.4%
Japan	1.8%
Guernsey	1.0%
Luxembourg	1.0%
Ireland	0.9%
Australia	0.8%
France	0.8%
Norway	0.3%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 25.

11

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Municipal Infrastructure Revenue Bond ETF (RVNU)

The Xtrackers Municipal Infrastructure Revenue Bond ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Municipal Infrastructure Revenue Bond Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the U.S. long-term tax exempt bond market, consisting of infrastructure revenue bonds. It is not possible to invest directly into an index.

Performance as of 5/31/19

Average Annual Total Return

	Net Asset Value	Market Value	Solactive Municipal Infrastructure Revenue Bond Index	S&P Municipal Bond Revenue Index
One Year	7.45%	8.17%	7.91%	6.32%
Five Year	4.92%	4.97%	5.35%	4.17%
Since Inception[1]	4.68%	4.72%	4.98%	4.02%

Cumulative Total Returns

	Net Asset Value	Market Value	Solactive Municipal Infrastructure Revenue Bond Index	S&P Municipal Bond Revenue Index
One Year	7.45%	8.17%	7.91%	6.32%
Five Year	27.17%	27.43%	29.76%	22.68%
Since Inception[1]	31.57%	31.88%	33.78%	26.65%

1 Total returns are calculated based on the commencement of operations, 6/4/13 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated September 28, 2018, as supplemented February 12, 2019, was 0.15%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

12

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Municipal Infrastructure Revenue Bond ETF (RVNU) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 6/4/13.

Sector Diversification* as of 5/31/19

Transportation	34.0%
Airport	27.1%
Water	20.0%
Power	7.0%
General	6.0%
Utilities	3.2%
Development	2.7%

Total	100%

Modified duration as of 5/31/19: 6.3 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

Quality* as of 5/31/19

AAA	7.7%
AA	43.0%
A	47.9%
BBB	1.4%

Total	100%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”) or Standard & Poor’s Corporation (S&P) credit ratings. The ratings of Moody’s and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

* As a percent of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 33.

13

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW)

The Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI ACWI ex USA High Dividend Yield Index (the “Underlying Index”). The Underlying Index is designed to reflect the performance of equities (excluding real estate investment trusts (“REITs”)) in developed and emerging stock markets (excluding the United States) in its parent index, the MSCI ACWI ex US Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent. It is not possible to invest directly into an index.

Performance as of 5/31/19

Average Annual Total Return

	Net Asset Value	Market Value	MSCI ACWI ex USA High Dividend Yield Index	MSCI ACWI ex US Index
One Year	-2.82%	-2.86%	-3.07%	-6.26%
Since Inception[1]	1.99%	2.02%	2.20%	3.11%

Cumulative Total Returns

	Net Asset Value	Market Value	MSCI ACWI ex USA High Dividend Yield Index	MSCI ACWI ex US Index
One Year	-2.82%	-2.86%	-3.07%	-6.26%
Since Inception[1]	7.77%	7.92%	8.64%	12.36%

1 Total returns are calculated based on the commencement of operations, 8/12/15 (“Inception”).

Prior to February 13, 2018, the Fund was known as Xtrackers MSCI All World ex US High Dividend Yield Hedged Equity ETF and had a different investment strategy. Past performance may have been different if the Fund’s current investment strategy had been in effect.

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated September 28, 2018, was 0.20%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

14

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 8/12/15.

Sector Diversification* as of 5/31/19

Financials	28.1%
Health Care	14.9%
Energy	12.2%
Materials	10.1%
Communication Services	8.2%
Consumer Discretionary	7.5%
Utilities	6.0%
Industrials	4.1%
Information Technology	3.5%
Consumer Staples	2.9%
Real Estate	2.5%

Total	100.0%

Ten Largest Equity Holdings as of 5/31/19 (27.9% of Net Assets)

Description	% of Net Assets
Roche Holding AG (Switzerland)	5.1%
TOTAL SA (France)	3.5%
Royal Bank of Canada (Canada)	3.0%
GlaxoSmithKline PLC (United Kingdom)	2.7%
Allianz SE (Germany)	2.7%
AstraZeneca PLC (United Kingdom)	2.6%
Sanofi (France)	2.6%
China Construction Bank Corp. (China)	2.1%
Rio Tinto PLC (United Kingdom)	1.8%
Bank of Nova Scotia (Canada)	1.8%

Country Diversification* as of 5/31/19

United Kingdom	15.0%
Canada	10.7%
Germany	8.9%
France	8.2%
Switzerland	7.9%
Japan	7.1%
China	6.3%
Hong Kong	5.0%
Taiwan	4.1%
Russia	3.5%
South Africa	2.9%
Australia	2.8%
Spain	2.7%
Other	14.9%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 38.

15

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (HDEF)

The Xtrackers MSCI EAFE High Dividend Yield Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE High Dividend Yield Index (the “Underlying Index”). The Underlying Index is designed to reflect the performance of equities (excluding real estate investment trusts (“REITs”)) in developed markets in its parent index, the MSCI EAFE Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent. It is not possible to invest directly into an index.

Performance as of 5/31/19

Average Annual Total Return

	Net Asset Value	Market Value	MSCI EAFE High Dividend Yield Index	MSCI EAFE Index
One Year	-3.76%	-4.24%	-3.85%	-5.75%
Since Inception[1]	1.65%	1.72%	1.90%	2.21%

Cumulative Total Returns

	Net Asset Value	Market Value	MSCI EAFE High Dividend Yield Index	MSCI EAFE Index
One Year	-3.76%	-4.24%	-3.85%	-5.75%
Since Inception[1]	6.44%	6.69%	7.41%	8.67%

1 Total returns are calculated based on the commencement of operations, 8/12/15 (“Inception”).

Prior to February 13, 2018, the Fund was known as Xtrackers MSCI EAFE High Dividend Yield Hedged Equity ETF and had a different investment strategy. Past performance may have been different if the Fund’s current investment strategy had been in effect.

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated September 28, 2018, was 0.20%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

16

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (HDEF) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 8/12/15.

Sector Diversification* as of 5/31/19

Financials	20.7%
Health Care	15.4%
Consumer Discretionary	12.4%
Materials	12.1%
Utilities	9.4%
Communication Services	8.5%
Industrials	6.0%
Energy	5.9%
Consumer Staples	4.0%
Information Technology	3.6%
Real Estate	2.0%

Total	100.0%

Ten Largest Equity Holdings as of 5/31/19 (40.9% of Net Assets)

Description	% of Net Assets
AstraZeneca PLC (United Kingdom)	5.0%
GlaxoSmithKline PLC (United Kingdom)	5.0%
Sanofi (France)	4.9%
Allianz SE (Germany)	4.9%
TOTAL SA (France)	4.9%
Rio Tinto PLC (United Kingdom)	3.8%
BASF SE (Germany)	3.5%
Iberdrola SA (Spain)	3.2%
Zurich Insurance Group AG (Switzerland)	2.9%
AXA SA (France)	2.8%

Country Diversification* as of 5/31/19

United Kingdom	29.2%
Germany	14.4%
France	14.3%
Japan	11.5%
Spain	5.5%
Australia	4.9%
Switzerland	4.4%
Hong Kong	4.3%
Finland	2.7%
Italy	2.2%
Singapore	2.0%
Other	4.6%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 44.

17

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. In addition to the ongoing expenses which each Fund bears directly, the Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF shareholders indirectly bear the expenses of Xtrackers High Beta High Yield Bond ETF and Xtrackers USD High Yield Corporate Bond ETF (the “Underlying Funds”) in which the Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF invests. In the most recent six-month period the Funds limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the six month period and held for the entire period (December 1, 2018 to May 31, 2019).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF
Actual	$1,000.00	$1,029.90	0.45%	$2.28
Hypothetical (5% return before expenses)	$1,000.00	$1,022.69	0.45%	$2.27
Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF(2)
Actual	$1,000.00	$1,007.40	0.14%	$0.70
Hypothetical (5% return before expenses)	$1,000.00	$1,024.23	0.14%	$0.71
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF
Actual	$1,000.00	$1,026.10	0.25%	$1.26
Hypothetical (5% return before expenses)	$1,000.00	$1,023.68	0.25%	$1.26
Xtrackers Municipal Infrastructure Revenue Bond ETF
Actual	$1,000.00	$1,081.40	0.15%	$0.78
Hypothetical (5% return before expenses)	$1,000.00	$1,024.18	0.15%	$0.76
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF
Actual	$1,000.00	$1,021.10	0.20%	$1.01
Hypothetical (5% return before expenses)	$1,000.00	$1,023.93	0.20%	$1.01

18

DBX ETF Trust

Fees and Expenses (Unaudited) (Continued)

	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers MSCI EAFE High Dividend Yield Equity ETF
Actual	$1,000.00	$1,030.20	0.20%	$1.01
Hypothetical (5% return before expenses)	$1,000.00	$1,023.93	0.20%	$1.01

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 365.

(2) The Fund invests in other ETFs and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

19

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF

May 31, 2019

	Principal Amount	Value
SOVEREIGN BONDS — 97.7%

Brazil — 4.2%
Brazilian Government International Bond 8.875%, 4/15/24	$50,000	$62,437
8.25%, 1/20/34	50,000	64,126
7.125%, 1/20/37	30,000	35,550
5.625%, 1/7/41	125,000	127,438

		289,551

Chile — 3.0%
Chile Government International Bond 3.24%, 2/6/28	200,000	205,500

China — 3.0%
Export-Import Bank of China 3.625%, 7/31/24, 144A	200,000	207,818

Colombia — 3.6%
Colombia Government International Bond 7.375%, 9/18/37	100,000	130,375
6.125%, 1/18/41	100,000	117,376

		247,751

Ecuador — 4.1%
Ecuador Government International Bond 7.875%, 1/23/28, 144A	300,000	287,175

Egypt — 5.8%
Egypt Government International Bond 7.50%, 1/31/27, 144A	200,000	203,861
7.600%, 3/1/29, 144A	200,000	200,230

		404,091

El Salvador — 0.6%
El Salvador Government International Bond 7.65%, 6/15/35, 144A	40,000	40,500

Hungary — 3.0%
Hungary Government International Bond 5.75%, 11/22/23	10,000	11,166
5.375%, 3/25/24	106,000	117,437
7.625%, 3/29/41	50,000	76,657

		205,260

Indonesia — 5.1%
Indonesia Government International Bond 8.50%, 10/12/35, 144A	100,000	145,746
Perusahaan Penerbit SBSN Indonesia III 4.55%, 3/29/26, 144A	200,000	209,100

		354,846

Kazakhstan — 3.2%
Kazakhstan Government International Bond 5.125%, 7/21/25, 144A	200,000	220,344

Lebanon — 0.3%
Lebanon Government International Bond 6.85%, 5/25/29	25,000	19,016

Mexico — 5.1%
Mexico Government International Bond 4.00%, 10/2/23	140,000	144,868

	Principal Amount	Value
Mexico (Continued)
Series A, MTN, 6.75%, 9/27/34	$10,000	$12,287
6.05%, 1/11/40	26,000	29,803
MTN, 4.75%, 3/8/44	120,000	118,980
5.55%, 1/21/45	35,000	38,807
GMTN, 5.75%, 10/12/10	10,000	10,325

		355,070

Panama — 4.9%
Panama Bonos del Tesoro Series A, 5.625%, 7/25/22	100,000	109,640
Panama Government International Bond 6.70%, 1/26/36	175,000	231,877

		341,517

Peru — 5.7%
Peruvian Government International Bond 7.35%, 7/21/25	100,000	125,851
8.75%, 11/21/33	75,000	118,200
6.55%, 3/14/37	40,000	54,601
5.625%, 11/18/50	75,000	98,588

		397,240

Philippines — 5.0%
Philippine Government International Bond 10.625%, 3/16/25	75,000	106,629
5.00%, 1/13/37	200,000	239,789

		346,418

Poland — 3.9%
Republic of Poland Government International Bond 3.00%, 3/17/23	140,000	142,087
4.00%, 1/22/24	70,000	73,998
3.25%, 4/6/26	50,000	51,349

		267,434

Qatar — 7.0%
Qatar Government International Bond 3.875%, 4/23/23, 144A	200,000	207,875
9.75%, 6/15/30, 144A	90,000	142,609
6.40%, 1/20/40, 144A	100,000	132,632

		483,116

Romania — 3.4%
Romanian Government International Bond 4.375%, 8/22/23, 144A	10,000	10,417
4.875%, 1/22/24, 144A	86,000	91,432
6.125%, 1/22/44, 144A	70,000	83,105
5.125%, 6/15/48, 144A	50,000	51,769

		236,723

Russia — 3.3%
Russian Foreign Bond — Eurobond 5.875%, 9/16/43, 144A	200,000	231,255

South Africa — 2.8%
Republic of South Africa Government International Bond 5.65%, 9/27/47	200,000	192,389

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF (Continued)

May 31, 2019

	Principal Amount	Value
Sri Lanka — 5.6%
Sri Lanka Government International Bond 5.75%, 4/18/23, 144A	$200,000	$195,185
6.85%, 11/3/25, 144A	200,000	196,065

		391,250

Turkey — 4.8%
Turkey Government International Bond 7.375%, 2/5/25	55,000	54,123
4.875%, 10/9/26	200,000	170,761
11.875%, 1/15/30	40,000	50,423
7.25%, 3/5/38	60,000	55,594

		330,901

Ukraine — 5.8%
Ukraine Government International Bond 7.75%, 9/1/21, 144A	100,000	100,449
7.75%, 9/1/24, 144A	120,000	115,307
7.75%, 9/1/25, 144A	100,000	95,083
7.75%, 9/1/26, 144A	100,000	94,263

		405,102

	Principal Amount	Value
Uruguay — 4.5%
Uruguay Government International Bond 4.50%, 8/14/24	$15,000	$15,806
4.375%, 10/27/27	75,000	78,985
7.625%, 3/21/36	30,000	41,325
5.10%, 6/18/50	115,000	123,914
4.975%, 4/20/55	50,000	52,813

		312,843

TOTAL SOVEREIGN BONDS (Cost $6,760,595)		6,773,110

TOTAL INVESTMENTS — 97.7%
(Cost $6,760,595)		$6,773,110
Other assets and liabilities, net — 2.3%		157,746

NET ASSETS — 100.0%		$6,930,856

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2019 is as follows:

Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2019	Value ($) at 5/31/2019
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.29% (a)(b)
18,900	—	(18,900	)(c)	—	—	211	—	—	—

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 2.35% (a)
—	1,688,268	(1,688,268)		—	—	1,028	—	—	—

18,900	1,688,268	(1,707,168)		—	—	1,239	—	—	—

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2019.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
SBSN:	Surat Berharga Syariah Negara (Islamic Based Government Securities)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF (Continued)

May 31, 2019

At May 31, 2019, open futures contracts sold were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
2-Year U.S. Treasury Note	USD	3	$642,492	$644,015	9/30/2019	$(1,523)
5-Year U.S. Treasury Note	USD	11	1,285,292	1,291,039	9/30/2019	(5,747)
10-Year Ultra U.S. Treasury Note	USD	1	173,187	175,781	9/19/2019	(2,594)
10-Year U.S. Treasury Note	USD	14	1,766,172	1,774,500	9/19/2019	(8,328)
Ultra Long U.S. Treasury Bond	USD	6	813,844	819,282	9/19/2019	(5,438)
U.S. Treasury Long Bond	USD	14	2,129,750	2,152,062	9/19/2019	(22,312)

Total unrealized depreciation						$(45,942)

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Sovereign Bonds (d)	$—	$6,773,110	$—	$6,773,110

TOTAL	$—	$6,773,110	$—	$6,773,110

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (e)
Futures Contracts	$(45,942)	$—	$—	$(45,942)

TOTAL	$(45,942)	$—	$—	$(45,942)

(d)	See Schedule of Investments for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF

May 31, 2019

	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 99.9%
Xtrackers High Beta High Yield Bond ETF (a)(b)	9,690	$460,768
Xtrackers USD High Yield Corporate Bond ETF (a)(b)	123,428	6,043,035

TOTAL EXCHANGE-TRADED FUNDS (Cost $6,591,933)		6,503,803

SECURITIES LENDING COLLATERAL — 8.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.29% (c)(d) (Cost $582,275)	582,275	582,275

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 2.35% (c) (Cost $1,893)	1,893	1,893

TOTAL INVESTMENTS — 108.8%
(Cost $7,176,101)		$7,087,971
Other assets and liabilities, net — (8.8%)		(572,852)

NET ASSETS — 100.0%		$6,515,119

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2019 is as follows:

Value ($) at 5/31/2018	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2019	Value ($) at 5/31/2019
EXCHANGE-TRADED FUNDS — 99.9%
Xtrackers High Beta High Yield Bond ETF (a)(b)
145,740	889,210		(550,474)	(21,791)	(1,917)	24,096	—	9,690	460,768

Xtrackers USD High Yield Corporate Bond ETF (a)(b)
3,216,678	4,679,414		(1,828,499)	9,553	(34,111)	324,439	—	123,428	6,043,035

SECURITIES LENDING COLLATERAL — 8.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.29% (c)(d)
302,748	279,527	(e)	—	—	—	7,736	—	582,275	582,275

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 2.35% (c)
—	714,517		(712,624)	—	—	709	—	1,893	1,893

3,665,166	6,562,668		(3,091,597)	(12,238)	(36,028)	356,980	—	717,286	7,087,971

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2019 amounted to $567,231, which is 8.7% of net assets.

(b)	Affiliated fund advised by DBX Advisors LLC.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period year May 31, 2019.

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF (Continued)

May 31, 2019

At May 31, 2019, open futures contracts sold were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
2-Year U.S. Treasury Note	USD	5	$1,070,820	$1,073,359	9/30/2019	$(2,539)
5-Year U.S. Treasury Note	USD	25	2,921,117	2,934,180	9/30/2019	(13,063)
10-Year U.S. Treasury Note	USD	16	2,018,483	2,028,000	9/19/2019	(9,517)
Ultra Long U.S. Treasury Bond	USD	1	135,641	136,547	9/19/2019	(906)

Total unrealized depreciation						$(26,025)

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds (f)	$6,503,803	$—	$—	$6,503,803
Short-Term Investments (f)	584,168	—	—	584,168

TOTAL	$7,087,971	$—	$—	$7,087,971

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Futures Contracts	$(26,025)	$—	$—	$(26,025)

TOTAL	$(26,025)	$—	$—	$(26,025)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers Investment Grade Bond — Interest Rate Hedged ETF

May 31, 2019

	Principal Amount	Value
CORPORATE BONDS — 97.7%

Basic Materials — 2.0%

Chemicals — 1.3%
Dow Chemical Co. 7.375%, 11/1/29	$40,000	$51,286
DowDuPont, Inc. 5.419%, 11/15/48	5,000	5,673
LyondellBasell Industries NV 4.625%, 2/26/55	15,000	14,050
Sherwin-Williams Co. 2.75%, 6/1/22	20,000	19,966

		90,975

Forest Products & Paper — 0.3%
International Paper Co. 4.80%, 6/15/44	20,000	19,981

Mining — 0.4%
BHP Billiton Finance USA Ltd. 5.00%, 9/30/43	20,000	23,783
Newmont Goldcorp Corp. 4.875%, 3/15/42	5,000	5,229

		29,012

Communications — 12.9%

Internet — 1.4%
Alphabet, Inc. 3.375%, 2/25/24	10,000	10,485
Amazon.com, Inc. 2.80%, 8/22/24	10,000	10,149
4.80%, 12/5/34	15,000	17,738
4.95%, 12/5/44	25,000	30,555
eBay, Inc. 2.75%, 1/30/23	25,000	24,951

		93,878

Media — 3.9%
CBS Corp. 4.00%, 1/15/26	20,000	20,494
Comcast Corp. 3.00%, 2/1/24	25,000	25,339
4.15%, 10/15/28	45,000	48,356
4.20%, 8/15/34	45,000	48,115
3.40%, 7/15/46	10,000	9,117
3.969%, 11/1/47	25,000	24,770
Discovery Communications LLC 5.20%, 9/20/47	25,000	25,081
NBCUniversal Media LLC 5.95%, 4/1/41	25,000	31,179
TWDC Enterprises 18 Corp. MTN, 2.95%, 6/15/27 (a)	20,000	20,318
Warner Media LLC 3.60%, 7/15/25	20,000	20,399

		273,168

Telecommunications — 7.6%
AT&T, Inc. 2.625%, 12/1/22	15,000	14,949
3.90%, 3/11/24	20,000	20,843

	Principal Amount	Value
Telecommunications (Continued)
4.45%, 4/1/24	$15,000	$16,009
3.40%, 5/15/25	18,000	18,235
4.125%, 2/17/26	25,000	26,054
5.35%, 9/1/40	28,000	30,158
4.80%, 6/15/44	25,000	25,043
4.75%, 5/15/46	10,000	9,966
5.15%, 11/15/46	5,000	5,220
4.50%, 3/9/48	10,000	9,628
4.55%, 3/9/49	40,000	38,850
Cisco Systems, Inc. 2.20%, 9/20/23	10,000	9,912
5.50%, 1/15/40	20,000	25,554
Deutsche Telekom International Finance BV 8.75%, 6/15/30	10,000	14,075
Motorola Solutions, Inc. 3.75%, 5/15/22	6,000	6,169
Orange SA 5.50%, 2/6/44	10,000	11,925
Rogers Communications, Inc. 4.30%, 2/15/48	5,000	5,236
Telefonica Europe BV 8.25%, 9/15/30	35,000	47,969
Verizon Communications, Inc. 4.40%, 11/1/34	35,000	37,089
4.272%, 1/15/36	20,000	20,647
4.812%, 3/15/39	20,000	21,839
4.862%, 8/21/46	25,000	27,472
5.012%, 8/21/54	25,000	28,079
Vodafone Group PLC 2.50%, 9/26/22	10,000	9,928
2.95%, 2/19/23	25,000	25,118
5.25%, 5/30/48	20,000	20,792

		526,759

Consumer, Cyclical — 6.2%

Apparel — 0.1%
NIKE, Inc. 2.375%, 11/1/26	10,000	9,819

Auto Manufacturers — 1.9%
Ford Motor Co. 4.346%, 12/8/26 (a)	35,000	34,335
4.75%, 1/15/43	20,000	16,573
General Motors Co. 4.875%, 10/2/23	15,000	15,631
6.25%, 10/2/43	15,000	15,153
General Motors Financial Co., Inc. 3.50%, 11/7/24	15,000	14,555
4.35%, 1/17/27	15,000	14,847
Toyota Motor Corp. 3.419%, 7/20/23	20,000	20,702

		131,796

Housewares — 0.6%
Newell Brands, Inc. 3.85%, 4/1/23	40,000	40,298

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers Investment Grade Bond — Interest Rate Hedged ETF (Continued)

May 31, 2019

	Principal Amount	Value
Retail — 3.6%
Costco Wholesale Corp. 3.00%, 5/18/27	$15,000	$15,307
Dollar Tree, Inc. 4.00%, 5/15/25	15,000	15,445
Home Depot, Inc. 3.00%, 4/1/26	30,000	30,500
3.90%, 6/15/47	10,000	10,338
3.50%, 9/15/56	10,000	9,385
Lowe’s Cos., Inc. 4.375%, 9/15/45	30,000	30,072
McDonald’s Corp. MTN, 3.70%, 1/30/26	10,000	10,438
MTN, 4.45%, 9/1/48	10,000	10,501
Starbucks Corp. 4.50%, 11/15/48	10,000	10,394
Target Corp. 4.00%, 7/1/42	15,000	15,624
TJX Cos., Inc. 2.25%, 9/15/26	8,000	7,788
Walgreens Boots Alliance, Inc. 4.80%, 11/18/44	10,000	9,584
Walmart, Inc. 2.55%, 4/11/23	30,000	30,165
2.85%, 7/8/24	10,000	10,155
5.25%, 9/1/35	10,000	12,421
3.625%, 12/15/47	20,000	20,421

		248,538

Consumer, Non-cyclical — 20.6%

Agriculture — 1.8%
Altria Group, Inc. 4.00%, 1/31/24	25,000	25,927
5.95%, 2/14/49	25,000	27,353
BAT Capital Corp. 3.557%, 8/15/27	15,000	14,431
4.54%, 8/15/47	10,000	9,000
Philip Morris International, Inc. 4.375%, 11/15/41	20,000	20,445
Reynolds American, Inc. 4.45%, 6/12/25	10,000	10,392
5.70%, 8/15/35	15,000	15,907

		123,455

Beverages — 2.4%
Anheuser-Busch InBev Finance, Inc. 4.00%, 1/17/43	5,000	4,668
4.625%, 2/1/44	10,000	10,016
Anheuser-Busch InBev Worldwide, Inc. 4.00%, 4/13/28	15,000	15,652
4.75%, 1/23/29	5,000	5,437
4.60%, 4/15/48	15,000	14,928
5.55%, 1/23/49	10,000	11,326
4.75%, 4/15/58	10,000	10,004
5.80%, 1/23/59	12,000	13,948
Coca-Cola Co. 2.875%, 10/27/25	5,000	5,094
Molson Coors Brewing Co. 3.00%, 7/15/26	20,000	19,436

	Principal Amount	Value
Beverages (Continued)
PepsiCo, Inc. 3.60%, 3/1/24	$40,000	$42,065
4.45%, 4/14/46	10,000	11,514

		164,088

Biotechnology — 2.3%
Amgen, Inc. 3.125%, 5/1/25	25,000	25,275
4.663%, 6/15/51	16,000	16,581
Biogen, Inc. 4.05%, 9/15/25	10,000	10,488
Celgene Corp. 3.25%, 8/15/22	15,000	15,337
3.45%, 11/15/27	15,000	15,272
4.35%, 11/15/47	20,000	21,102
Gilead Sciences, Inc. 2.95%, 3/1/27	15,000	14,904
4.00%, 9/1/36	25,000	25,531
4.75%, 3/1/46	10,000	10,721

		155,211

Cosmetics/Personal Care — 0.2%
Procter & Gamble Co. 2.85%, 8/11/27	15,000	15,195

Food — 2.0%
Campbell Soup Co. 4.15%, 3/15/28	15,000	15,197
Conagra Brands, Inc. 5.40%, 11/1/48	15,000	15,793
General Mills, Inc. 3.20%, 2/10/27	10,000	9,950
Kraft Heinz Foods Co. 3.95%, 7/15/25	14,000	14,233
6.50%, 2/9/40	25,000	28,220
Kroger Co. 4.45%, 2/1/47	5,000	4,694
McCormick & Co., Inc. 3.40%, 8/15/27	10,000	10,115
Sysco Corp. 3.75%, 10/1/25	15,000	15,641
Tyson Foods, Inc. 3.55%, 6/2/27	20,000	20,257
5.10%, 9/28/48	5,000	5,304

		139,404

Healthcare-Products — 1.8%
Abbott Laboratories 3.40%, 11/30/23	10,000	10,315
4.90%, 11/30/46	15,000	17,644
Becton Dickinson and Co. 4.669%, 6/6/47	15,000	16,138
Boston Scientific Corp. 4.00%, 3/1/28	10,000	10,473
4.00%, 3/1/29	15,000	15,808
Medtronic, Inc. 3.625%, 3/15/24	40,000	41,747
4.625%, 3/15/45	2,000	2,313

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers Investment Grade Bond — Interest Rate Hedged ETF (Continued)

May 31, 2019

	Principal Amount	Value
Healthcare-Products (Continued)
Stryker Corp. 4.625%, 3/15/46	$10,000	$11,059

		125,497

Healthcare-Services — 2.1%
Aetna, Inc. 3.875%, 8/15/47	10,000	8,621
Anthem, Inc. 3.30%, 1/15/23	25,000	25,390
4.625%, 5/15/42	15,000	15,612
HCA, Inc. 4.75%, 5/1/23	20,000	21,077
5.50%, 6/15/47	10,000	10,525
Kaiser Foundation Hospitals 4.15%, 5/1/47	10,000	11,037
Laboratory Corp. of America Holdings 3.60%, 2/1/25	10,000	10,144
UnitedHealth Group, Inc. 4.75%, 7/15/45	40,000	45,309

		147,715

Pharmaceuticals — 8.0%
AbbVie, Inc. 2.90%, 11/6/22	15,000	15,038
4.70%, 5/14/45	40,000	39,084
Allergan Funding SCS 3.80%, 3/15/25	50,000	50,361
AstraZeneca PLC 4.00%, 1/17/29	5,000	5,296
6.45%, 9/15/37	20,000	25,886
Cardinal Health, Inc. 2.616%, 6/15/22	25,000	24,801
CVS Health Corp. 3.875%, 7/20/25	45,000	46,143
4.30%, 3/25/28	20,000	20,616
4.78%, 3/25/38	20,000	20,035
5.05%, 3/25/48	30,000	30,562
Eli Lilly & Co. 2.75%, 6/1/25	10,000	10,091
3.95%, 5/15/47	10,000	10,564
Express Scripts Holding Co. 3.50%, 6/15/24	15,000	15,281
3.40%, 3/1/27	5,000	4,971
GlaxoSmithKline Capital, Inc. 2.80%, 3/18/23	20,000	20,179
Johnson & Johnson 5.95%, 8/15/37	20,000	26,535
3.50%, 1/15/48	5,000	5,027
Merck & Co., Inc. 2.40%, 9/15/22	30,000	30,112
4.15%, 5/18/43	10,000	10,885
4.00%, 3/7/49	10,000	10,679
Mylan NV 5.25%, 6/15/46	5,000	4,553
Novartis Capital Corp. 3.40%, 5/6/24	20,000	20,740
3.10%, 5/17/27	15,000	15,246

	Principal Amount	Value
Pharmaceuticals (Continued)
Pfizer, Inc. 3.00%, 6/15/23	$10,000	$10,228
4.30%, 6/15/43	10,000	10,914
4.40%, 5/15/44	40,000	44,217
Sanofi 3.625%, 6/19/28	10,000	10,579
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/26	15,000	14,817

		553,440

Energy — 10.9%

Oil & Gas — 6.0%
Anadarko Petroleum Corp. 5.55%, 3/15/26	20,000	22,203
Apache Corp. 5.10%, 9/1/40	20,000	19,882
BP Capital Markets America, Inc. 2.75%, 5/10/23	50,000	50,125
4.234%, 11/6/28	5,000	5,388
BP Capital Markets PLC 3.279%, 9/19/27	10,000	10,072
Canadian Natural Resources Ltd. 2.95%, 1/15/23	20,000	19,989
Chevron Corp. 2.954%, 5/16/26	20,000	20,341
Concho Resources, Inc. 4.875%, 10/1/47	10,000	10,534
ConocoPhillips Co. 4.30%, 11/15/44	15,000	15,994
EQT Corp. 3.00%, 10/1/22	10,000	9,892
Equinor ASA 3.95%, 5/15/43	15,000	15,548
Exxon Mobil Corp. 3.567%, 3/6/45	5,000	5,064
Marathon Oil Corp. 4.40%, 7/15/27	10,000	10,381
Marathon Petroleum Corp. 6.50%, 3/1/41	7,000	8,510
Noble Energy, Inc. 5.05%, 11/15/44	10,000	10,160
Occidental Petroleum Corp. 4.10%, 2/15/47	15,000	14,372
Phillips 66 4.875%, 11/15/44	15,000	16,381
Shell International Finance BV 2.375%, 8/21/22	15,000	14,962
3.50%, 11/13/23	15,000	15,621
4.55%, 8/12/43	50,000	56,353
Suncor Energy, Inc. 4.00%, 11/15/47	10,000	9,848
Total Capital International SA 3.70%, 1/15/24	20,000	20,875
3.455%, 2/19/29	10,000	10,386
Valero Energy Corp. 3.40%, 9/15/26	20,000	19,822

		412,703

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers Investment Grade Bond — Interest Rate Hedged ETF (Continued)

May 31, 2019

	Principal Amount	Value
Oil & Gas Services — 0.9%
Baker Hughes A GE Co. LLC / Baker Hughes Co.-Obligor, Inc. 4.08%, 12/15/47	$10,000	$9,145
Halliburton Co. 3.50%, 8/1/23	10,000	10,260
3.80%, 11/15/25	15,000	15,455
National Oilwell Varco, Inc. 3.95%, 12/1/42	10,000	8,499
Schlumberger Investment SA 3.65%, 12/1/23	15,000	15,602

		58,961

Pipelines — 4.0%
Enbridge, Inc. 4.00%, 10/1/23	20,000	20,788
Enterprise Products Operating LLC 5.10%, 2/15/45	30,000	32,981
Kinder Morgan, Inc. 4.30%, 6/1/25	25,000	26,244
5.20%, 3/1/48	10,000	10,504
MPLX LP 4.80%, 2/15/29	5,000	5,322
4.70%, 4/15/48	25,000	23,775
Sabine Pass Liquefaction LLC 4.20%, 3/15/28	30,000	30,350
Sunoco Logistics Partners Operations LP 4.00%, 10/1/27	55,000	54,832
TransCanada Pipelines Ltd. 7.625%, 1/15/39	25,000	34,365
Williams Cos., Inc. 3.75%, 6/15/27	40,000	40,513

		279,674

Financial — 28.6%

Banks — 21.2%
Bank of America Corp. GMTN, 3.30%, 1/11/23	45,000	45,834
MTN, 4.125%, 1/22/24	15,000	15,828
MTN, 4.00%, 1/22/25	25,000	25,820
MTN, 4.25%, 10/22/26	10,000	10,424
MTN, 5.00%, 1/21/44	30,000	34,865
Bank of New York Mellon Corp. MTN, 2.20%, 8/16/23	50,000	49,200
Bank of Nova Scotia 4.50%, 12/16/25	25,000	26,614
BB&T Corp. MTN, 3.70%, 6/5/25	25,000	26,216
Citigroup, Inc. 3.875%, 10/25/23	15,000	15,712
3.875%, 3/26/25	20,000	20,525
3.40%, 5/1/26	20,000	20,234
4.125%, 7/25/28	30,000	30,861
5.30%, 5/6/44	21,000	24,120
4.75%, 5/18/46	15,000	16,143
Cooperatieve Rabobank UA 5.25%, 5/24/41	10,000	12,392

	Principal Amount	Value
Banks (Continued)
Credit Suisse Group Funding Guernsey Ltd. 3.80%, 9/15/22	$35,000	$36,014
4.55%, 4/17/26	30,000	31,807
Deutsche Bank AG 3.70%, 5/30/24 (b)	20,000	19,488
Discover Bank 3.45%, 7/27/26	25,000	24,749
Fifth Third Bancorp 4.30%, 1/16/24	20,000	21,208
Goldman Sachs Group, Inc. 3.20%, 2/23/23	20,000	20,231
4.00%, 3/3/24	15,000	15,627
3.50%, 1/23/25	35,000	35,460
6.25%, 2/1/41	25,000	32,080
MTN, 4.80%, 7/8/44	15,000	16,470
5.15%, 5/22/45	10,000	10,908
HSBC Holdings PLC 3.40%, 3/8/21	50,000	50,597
6.10%, 1/14/42	20,000	26,211
ING Groep NV 3.95%, 3/29/27	20,000	20,458
JPMorgan Chase & Co. 3.875%, 9/10/24	50,000	51,983
3.125%, 1/23/25	37,000	37,330
6.40%, 5/15/38	25,000	33,298
5.60%, 7/15/41	15,000	18,758
KeyCorp MTN, 4.10%, 4/30/28	15,000	16,023
Mitsubishi UFJ Financial Group, Inc. 3.407%, 3/7/24	15,000	15,369
3.287%, 7/25/27	30,000	30,697
Morgan Stanley Series F, 3.875%, 4/29/24	15,000	15,651
GMTN, 3.70%, 10/23/24	30,000	31,053
MTN, 3.125%, 7/27/26	15,000	14,908
GMTN, 4.35%, 9/8/26	20,000	20,943
4.30%, 1/27/45	10,000	10,535
4.375%, 1/22/47	20,000	21,353
PNC Financial Services Group, Inc. 3.90%, 4/29/24	20,000	20,870
3.45%, 4/23/29	15,000	15,273
Santander Holdings USA, Inc. 4.40%, 7/13/27	20,000	20,354
Santander UK PLC 4.00%, 3/13/24	15,000	15,678
State Street Corp. 3.10%, 5/15/23	25,000	25,432
Sumitomo Mitsui Financial Group, Inc. 3.784%, 3/9/26	25,000	26,414
2.632%, 7/14/26	30,000	29,473
SunTrust Bank 3.20%, 4/1/24	15,000	15,292
Toronto-Dominion Bank GMTN, 3.50%, 7/19/23	10,000	10,392
US Bancorp MTN, 3.60%, 9/11/24	20,000	20,839
MTN, 3.90%, 4/26/28	10,000	10,829

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers Investment Grade Bond — Interest Rate Hedged ETF (Continued)

May 31, 2019

	Principal Amount	Value
Banks (Continued)
Wells Fargo & Co. 4.125%, 8/15/23	$40,000	$41,804
3.00%, 4/22/26	60,000	59,447
3.00%, 10/23/26	10,000	9,891
5.375%, 2/7/35	35,000	42,007
5.606%, 1/15/44	15,000	17,862
Westpac Banking Corp. 3.35%, 3/8/27	30,000	30,808

		1,466,662

Diversified Financial Services — 3.4%
American Express Co. 3.40%, 2/27/23	25,000	25,609
American Express Credit Corp. MTN, 3.30%, 5/3/27	15,000	15,487
Brookfield Finance, Inc. 4.70%, 9/20/47	10,000	10,171
Capital One Financial Corp. 3.20%, 2/5/25	26,000	25,990
3.75%, 3/9/27	20,000	20,017
Charles Schwab Corp. 2.65%, 1/25/23	15,000	15,053
CME Group, Inc. 5.30%, 9/15/43	5,000	6,309
GE Capital International Funding Co. Unlimited Co. 4.418%, 11/15/35	50,000	47,517
Mastercard, Inc. 2.95%, 11/21/26	10,000	10,130
Synchrony Financial 4.25%, 8/15/24	15,000	15,324
Visa, Inc. 3.15%, 12/14/25	20,000	20,600
4.15%, 12/14/35	20,000	21,922

		234,129

Insurance — 2.7%
American International Group, Inc. 4.50%, 7/16/44	15,000	15,159
4.75%, 4/1/48	5,000	5,239
Berkshire Hathaway Finance Corp. 4.20%, 8/15/48	5,000	5,345
Berkshire Hathaway, Inc. 3.125%, 3/15/26	30,000	30,498
Brighthouse Financial, Inc. 3.70%, 6/22/27	20,000	18,651
Chubb INA Holdings, Inc. 4.35%, 11/3/45	10,000	11,253
Manulife Financial Corp. 4.15%, 3/4/26	25,000	26,626
Marsh & McLennan Cos., Inc. 4.375%, 3/15/29	20,000	21,543
MetLife, Inc. 5.70%, 6/15/35	25,000	31,520
Progressive Corp. 4.125%, 4/15/47	5,000	5,322

	Principal Amount	Value
Insurance (Continued)
Prudential Financial, Inc. MTN, 4.60%, 5/15/44	$15,000	$16,593

		187,749

Real Estate Investment Trusts — 1.3%
American Tower Corp. 5.00%, 2/15/24	5,000	5,447
Crown Castle International Corp. 3.80%, 2/15/28	25,000	25,262
Digital Realty Trust LP 3.70%, 8/15/27	15,000	15,212
Realty Income Corp. 3.25%, 10/15/22	25,000	25,460
Simon Property Group LP 3.25%, 11/30/26	15,000	15,233

		86,614

Industrial — 5.4%

Aerospace/Defense — 2.1%
General Dynamics Corp. 2.25%, 11/15/22	15,000	14,955
Lockheed Martin Corp. 4.09%, 9/15/52	12,000	12,591
Northrop Grumman Corp. 3.25%, 8/1/23	5,000	5,119
4.03%, 10/15/47	20,000	20,269
Rockwell Collins, Inc. 3.50%, 3/15/27	20,000	20,235
United Technologies Corp. 3.10%, 6/1/22	10,000	10,131
4.125%, 11/16/28	15,000	15,934
5.70%, 4/15/40	25,000	30,380
4.625%, 11/16/48	15,000	16,340

		145,954

Electronics — 0.4%
Fortive Corp. 3.15%, 6/15/26	10,000	9,909
Honeywell International, Inc. 2.50%, 11/1/26	15,000	14,743

		24,652

Environmental Control — 0.1%
Waste Management, Inc. 4.10%, 3/1/45	5,000	5,241

Machinery-Construction & Mining — 0.2%
Caterpillar, Inc. 3.803%, 8/15/42	10,000	10,334

Machinery-Diversified — 0.1%
John Deere Capital Corp. MTN, 2.80%, 3/6/23	10,000	10,091

Miscellaneous Manufacturing — 1.1%
3M Co. MTN, 3.25%, 2/14/24	25,000	25,809
General Electric Co. 2.70%, 10/9/22	10,000	9,897

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers Investment Grade Bond — Interest Rate Hedged ETF (Continued)

May 31, 2019

	Principal Amount	Value
Miscellaneous Manufacturing (Continued)
MTN, 5.875%, 1/14/38	$15,000	$16,484
4.125%, 10/9/42	25,000	22,309

		74,499

Transportation — 1.4%
Burlington Northern Santa Fe LLC 3.90%, 8/1/46	25,000	25,576
CSX Corp. 4.25%, 3/15/29	20,000	21,548
4.10%, 3/15/44	10,000	10,174
FedEx Corp. 5.10%, 1/15/44	20,000	21,226
Union Pacific Corp. 4.50%, 9/10/48	5,000	5,433
3.799%, 10/1/51	5,000	4,754
United Parcel Service, Inc. 3.75%, 11/15/47	10,000	9,706

		98,417

Technology — 8.9%

Computers — 3.2%
Apple, Inc. 2.85%, 2/23/23	25,000	25,346
2.40%, 5/3/23	45,000	44,936
3.20%, 5/13/25	17,000	17,453
4.45%, 5/6/44	25,000	27,382
4.375%, 5/13/45	18,000	19,745
3.75%, 9/12/47	10,000	9,927
3.75%, 11/13/47	15,000	14,968
Hewlett Packard Enterprise Co. 4.90%, 10/15/25	25,000	26,674
International Business Machines Corp. 4.00%, 6/20/42	35,000	34,645

		221,076

Semiconductors — 1.6%
Applied Materials, Inc. 4.35%, 4/1/47	5,000	5,358
Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.50%, 1/15/28	35,000	31,980
Intel Corp. 3.70%, 7/29/25	30,000	31,592
4.10%, 5/11/47	15,000	15,803
QUALCOMM, Inc. 3.45%, 5/20/25	15,000	15,278
4.30%, 5/20/47	5,000	5,044
Texas Instruments, Inc. 4.15%, 5/15/48	5,000	5,459

		110,514

Software — 4.1%
Fiserv, Inc. 4.20%, 10/1/28	10,000	10,578
Microsoft Corp. 2.40%, 8/8/26	50,000	49,197
3.30%, 2/6/27	25,000	26,054
3.50%, 2/12/35	20,000	20,658
3.75%, 2/12/45	10,000	10,423
3.70%, 8/8/46	30,000	31,262

	Principal Amount	Value
Software (Continued)
4.25%, 2/6/47	$20,000	$22,745
Oracle Corp. 3.40%, 7/8/24	25,000	25,816
2.95%, 5/15/25	10,000	10,074
4.30%, 7/8/34	30,000	32,536
4.00%, 7/15/46	20,000	20,125
4.00%, 11/15/47	10,000	10,154
Salesforce.com, Inc. 3.70%, 4/11/28	10,000	10,638

		280,260

Utilities — 2.2%

Electric — 2.0%
Berkshire Hathaway Energy Co. 4.50%, 2/1/45	10,000	10,937
Consolidated Edison Co. of New York, Inc. 4.625%, 12/1/54	10,000	11,077
Duke Energy Corp. 3.75%, 4/15/24	10,000	10,416
3.75%, 9/1/46	10,000	9,360
Emera US Finance LP 3.55%, 6/15/26	15,000	15,093
Entergy Corp. 2.95%, 9/1/26	10,000	9,835
Exelon Corp. 3.95%, 6/15/25	5,000	5,253
4.45%, 4/15/46	5,000	5,207
FirstEnergy Corp. Series C, 4.85%, 7/15/47	15,000	16,398
Florida Power & Light Co. 3.95%, 3/1/48	5,000	5,248
Sempra Energy 3.25%, 6/15/27	10,000	9,739
4.00%, 2/1/48	10,000	9,321
Southern Co. 4.40%, 7/1/46	20,000	20,376

		138,260

Gas — 0.2%
NiSource, Inc. 3.49%, 5/15/27	15,000	15,233

TOTAL CORPORATE BONDS (Cost $6,643,907)		6,749,252

	Number of Shares
SECURITIES LENDING COLLATERAL — 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 2.29% (c)(d) (Cost $34,230)	34,230	34,230

TOTAL INVESTMENTS — 98.2%
(Cost $6,678,137)		$6,783,482
Other assets and liabilities, net — 1.8%		127,587

NET ASSETS — 100.0%		$6,911,069

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers Investment Grade Bond — Interest Rate Hedged ETF (Continued)

May 31, 2019

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2019 is as follows:

Value ($) at 5/31/2018	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2019	Value ($) at 5/31/2019
CORPORATE BONDS — 0.3%
Financial — 0.3%
Deutsche Bank AG , 3.70% 5/30/24 (b)
—	19,654		—	—	(166)	—	—	20,000	19,488

SECURITIES LENDING COLLATERAL — 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 2.29% (c)(d)
17,820	16,410	(e)	—	—	—	437	—	34,230	34,230

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares” , 2.35% (c)
—	1,725,455		(1,725,455)	—	—	1,218	—	—	—

17,820	1,761,519		(1,725,455)	—	(166)	1,655	—	54,230	53,718

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2019 amounted to $32,792, which is 0.5% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended May 31, 2019.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note

At May 31, 2019, open futures contracts sold were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
2-Year U.S. Treasury Note	USD	2	$428,328	$429,344	9/30/2019	$(1,016)
5-Year U.S. Treasury Note	USD	14	1,636,324	1,643,140	9/30/2019	(6,816)
10-Year Ultra U.S. Treasury Note	USD	7	1,212,313	1,230,469	9/19/2019	(18,156)
10-Year U.S. Treasury Note	USD	13	1,640,581	1,647,750	9/19/2019	(7,169)
Ultra Long U.S. Treasury Bond	USD	4	542,562	546,187	9/19/2019	(3,625)
U.S. Treasury Long Bond	USD	9	1,369,125	1,383,469	9/19/2019	(14,344)

Total unrealized depreciation						$(51,126)

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Xtrackers Investment Grade Bond — Interest Rate Hedged ETF (Continued)

May 31, 2019

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (f)	$—	$6,749,252	$—	$6,749,252
Short-Term Investments	34,230	—	—	34,230

TOTAL	$34,230	$6,749,252	$—	$6,783,482

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Futures Contracts	$(51,126)	$—	$—	$(51,126)

TOTAL	$(51,126)	$—	$—	$(51,126)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF

May 31, 2019

	Principal Amount	Value
MUNICIPAL BONDS — 98.5%

Alabama — 0.4%
Alabama Federal Aid Highway Finance Authority, Government FD/ Grant Revenue, Series A, 5.00%, 6/1/37	$200,000	$241,768

Arizona — 1.7%
Salt River Project Agricultural Improvement & Power District, Electric, Power & Light Revenue, Series A, 5.00%, 1/1/38	450,000	538,371
Series A, 5.00%, 1/1/39	500,000	608,085

		1,146,456

California — 18.7%
Alameda Corridor Transportation Authority, Transit Revenue, Series B, 5.00%, 10/1/35	165,000	191,515
Bay Area Toll Authority, Highway Revenue Tolls, 3.25%, 4/1/36	260,000	268,372
4.00%, 4/1/38	25,000	27,421
5.00%, 10/1/54	1,350,000	1,534,356
City of Los Angeles Department of Airports, Private Airport & Marina Revenue, Series C, AMT, 5.00%, 5/15/44	200,000	237,200
Series B, AMT, 5.00%, 5/15/46	975,000	1,126,846
City of San Francisco CA Public Utilities Commission Water Revenue, Water Revenue, Series D, 5.00%, 11/1/32	150,000	188,199
East Bay Municipal Utility District Water System Revenue, Water Revenue, Series A, 5.00%, 6/1/45	100,000	120,429
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, Series A, 5.00%, 7/1/44	175,000	214,133
Los Angeles County Sanitation Districts Financing Authority, Sewer Revenue, Series A, 4.00%, 10/1/42	100,000	107,448
Los Angeles Department of Water & Power, Electric, Power & Light Revenue, Series A, 5.00%, 7/1/42	500,000	593,245
Series A, 5.00%, 7/1/46	750,000	867,847
Los Angeles Department of Water, Water Revenue, Series A, 5.00%, Issued 4/21/16, 7/1/41	500,000	584,445
Series A, 5.00%, Issued 5/11/17, 7/1/41	200,000	238,500
Norman Y Mineta San Jose International Airport SJC, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 3/1/41	500,000	582,200
San Francisco City & County Airport Commission-San Francisco International Airport, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 5/1/37	1,000,000	1,225,120
Series A, AMT, 5.00%, 5/1/44	150,000	181,133
Series B, AMT, 5.00%, 5/1/46	500,000	576,115

	Principal Amount	Value
California (Continued)
Series C, 5.00%, 5/1/46	$850,000	$991,687
Series A, AMT, 5.00%, 5/1/47	200,000	233,576
Series B, 5.00%, 5/1/47	25,000	29,648
Series D, AMT, 5.25%, 5/1/48	870,000	1,049,855
Series A, AMT, 5.00%, 5/1/49	200,000	239,982
San Joaquin Hills Transportation Corridor Agency, Highway Revenue Tolls, Series A, 5.00%, 1/15/44	1,000,000	1,127,010

		12,536,282

Colorado — 3.4%
City & County of Denver Co. Airport System Revenue, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 12/1/38	320,000	383,786
Series A, AMT, 4.00%, 12/1/43	400,000	435,748
Series A, AMT, 5.00%, 12/1/43	325,000	386,461
Series A, AMT, 5.00%, 12/1/48	700,000	828,149
Colorado Bridge Enterprise, Miscellaneous Revenue, AMT, 4.00%, 6/30/51	250,000	261,065

		2,295,209

District of Columbia — 1.8%
District of Columbia Water & Sewer Authority, Water Revenue, Series C, 5.00%, 10/1/44	130,000	148,100
Series B, 5.00%, 10/1/49	250,000	298,715
Metropolitan Washington Airports Authority, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 10/1/35	455,000	532,086
Washington Metropolitan Area Transit Authority, Transit Revenue, Series B, 5.00%, 7/1/42	250,000	297,195

		1,276,096

Florida — 5.3%
City of Gainesville FL Utilities System Revenue, Multiple Utility Revenue, Series A, 5.00%, 10/1/47	100,000	121,696
County of Miami-Dade FL Aviation Revenue, Private Airport & Marina Revenue, 5.00%, 10/1/36	315,000	354,977
Series A, AMT, 5.00%, 10/1/38	500,000	570,510
Series B, AMT, 5.00%, 10/1/40	250,000	292,822
Series A, AMT, 4.00%, 10/1/44	100,000	108,609
Series A, AMT, 5.00%, 10/1/44	100,000	119,776
Series A, AMT, 5.00%, 10/1/49	100,000	118,984
County of Miami-Dade FL Transit System, Sales Tax Revenue, 4.00%, 7/1/38	90,000	97,964
County of Miami-Dade FL Water & Sewer System Revenue, Water Revenue, Series A, 4.00%, 10/1/44	165,000	180,215
Greater Orlando Aviation Authority, Private Airport & Marina Revenue, Sub-Series A, AMT, 5.00%, 10/1/47	100,000	116,465
Series A, 5.00%, 10/1/52	500,000	579,845

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

May 31, 2019

	Principal Amount	Value
Florida (Continued)
Hillsborough County Aviation Authority, Private Airport & Marina Revenue, Series F, 5.00%, 10/1/48	$50,000	$60,069
Putnam County Development Authority, Electric, Power & Light Revenue, Series A, 5.00%, 3/15/42	250,000	292,060
Tampa-Hillsborough County Expressway Authority, Highway Revenue Tolls, Series B, 4.00%, 7/1/42	500,000	546,405

		3,560,397

Georgia — 2.3%
Burke County Development Authority, Electric, Power & Light Revenue, Series D, 4.13%, 11/1/45	250,000	263,417
City of Atlanta GA Water & Wastewater, Water Revenue, 5.00%, 11/1/40	700,000	812,189
Series B, 5.00%, 11/1/47	250,000	298,325
Main Street Natural Gas, Inc., Natural Gas Revenue, Series A, 5.00%, 5/15/43	30,000	34,789
Municipal Electric Authority of Georgia, Electric, Power & Light Revenue, Series A, 5.00%, 7/1/60	100,000	105,452

		1,514,172

Guam — 0.2%
Guam Government Waterworks Authority, Water Revenue, 5.00%, 1/1/46	125,000	138,344

Hawaii — 1.5%
City & County Honolulu HI Wastewater System, Sewer Revenue, Series A, 5.00%, 7/1/40	500,000	577,525
State of Hawaii Airports System Revenue, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 7/1/43	400,000	472,836

		1,050,361

Illinois — 7.6%
Chicago Midway International Airport, Private Airport & Marina Revenue, Series B, 5.00%, 1/1/41	500,000	572,920
Chicago O’Hare International Airport, Private Airport & Marina Revenue, Series D, AMT, 5.00%, 1/1/42	800,000	916,192
Series D, 5.00%, 1/1/47	500,000	580,550
Series B, 5.00%, 1/1/48	800,000	953,168
Series D, 5.00%, 1/1/52	140,000	161,557
Series D, AMT, 5.00%, 1/1/52	375,000	425,602
City of Chicago IL Waterworks, Water Revenue, 5.00%, 11/1/39	275,000	304,661
Illinois Municipal Electric Agency, Electric, Power & Light Revenue, Series A, 4.00%, 2/1/34	45,000	48,562

	Principal Amount	Value
Illinois (Continued)
Illinois State Toll Highway Authority, Highway Revenue Tolls, Series A, 5.00%, 12/1/31	$10,000	$11,771
Series C, 5.00%, 1/1/36	50,000	57,198
Series A, 5.00%, 1/1/40	1,090,000	1,249,990

		5,282,171

Indiana — 0.5%
Indiana Finance Authority, Sewer Revenue, Series A, 5.00%, 10/1/41	100,000	116,423
Indiana Municipal Power Agency, Electric, Power & Light Revenue, 5.00%, 1/1/42	200,000	232,178

		348,601

Kentucky — 0.1%
Kentucky Municipal Power Agency, Electric, Power & Light Revenue, Series A, 4.00%, 9/1/39	45,000	47,545

Louisiana — 1.9%
Louisiana Local Government Environmental Facilities & Community Development Authority, Industrial Revenue, 3.50%, 11/1/32	250,000	258,995
New Orleans Aviation Board, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 1/1/45	700,000	776,489
Series B, AMT, 5.00%, 1/1/48	250,000	283,912

		1,319,396

Maryland — 0.3%
State of Maryland Department of Transportation, Fuel Sales Tax Revenue, 3.50%, 10/1/33	190,000	203,921

Michigan — 0.9%
Great Lakes Water Authority Sewage Disposal System Revenue, Water Revenue, Series C, 5.00%, 7/1/36	430,000	499,617
Great Lakes Water Authority Water Supply System Revenue, Water Revenue, Series A, 5.00%, 7/1/46	125,000	144,955

		644,572

Missouri — 0.4%
Metropolitan St Louis Sewer District, Sewer Revenue, Series A, 5.00%, 5/1/47	245,000	290,357

Nevada — 1.3%
Las Vegas Convention & Visitors Authority, Hotel Occupancy Tax, Series B, 5.00%, 7/1/43	500,000	590,605
Series B, 4.00%, 7/1/49	250,000	269,105

		859,710

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

May 31, 2019

	Principal Amount	Value
New Jersey — 4.2%
New Jersey Turnpike Authority, Highway Revenue Tolls, Series A, 5.00%, 1/1/31	$10,000	$12,088
Series B, 5.00%, 1/1/31	20,000	24,681
Series A, 5.00%, 1/1/33	10,000	11,999
Series B, 5.00%, 1/1/34	130,000	158,462
Series G, 3.25%, 1/1/38	395,000	407,123
Series E, 5.00%, 1/1/45	1,350,000	1,530,238
Series A, 5.00%, 1/1/48	650,000	780,513

		2,925,104

New York — 21.4%
Long Island Power Authority, Electric, Power & Light Revenue, 5.00%, 9/1/44	700,000	789,411
Metropolitan Transportation Authority, Fuel Sales Tax Revenue, Series A, 5.25%, 11/15/32	600,000	743,010
Metropolitan Transportation Authority, Transit Revenue, Series B, 5.00%, 11/15/37	1,000,000	1,180,850
Sub-Series D-1, 5.00%, 11/15/39	20,000	22,634
Series D, 4.00%, 11/15/42	300,000	328,161
Series A, Sub-Series A-2, 5.00%, 11/15/44	100,000	119,675
Sub-Series D-1, 5.25%, 11/15/44	50,000	57,638
Sub-Series A-1, 5.00%, 11/15/45	200,000	227,538
Series D, 4.00%, 11/15/46	500,000	544,815
New York City Transitional Finance Authority Future Tax Secured Revenue, Income Tax Revenue, Series A, Sub-Series E-1, 5.00%, 2/1/36	200,000	239,704
Sub-Series B-1, 5.00%, 8/1/39	600,000	688,530
Sub-Series A-1, 5.00%, 5/1/40	500,000	587,160
Sub-Series A-1, 4.00%, 5/1/42	15,000	16,339
New York City Transitional Finance Authority Future Tax Secured Revenue, Sales Tax Revenue, Series E-1, 5.00%, 2/1/41	250,000	286,957
New York City Water & Sewer System, Water Revenue, Series CC-1, 4.00%, 6/15/37	95,000	105,565
Series GG, 5.00%, 6/15/39	650,000	754,540
Series HH, 5.00%, 6/15/39	150,000	174,125
Sub-Series EE-2, 5.00%, 6/15/40	35,000	43,198
Sub-Series CC-1, 4.00%, 6/15/46	50,000	54,199
Series CC, 5.00%, 6/15/46	500,000	576,180
Sub-Series CC-1, 5.00%, 6/15/46	300,000	351,000
Series CC-1, 5.00%, 6/15/47	500,000	567,185
Series DD, 5.00%, 6/15/47	1,200,000	1,415,928
Series CC, 5.00%, 6/15/48	965,000	1,144,673
Series DD-1, 5.00%, 6/15/48	300,000	358,989
Series DD-1, 5.00%, 6/15/49	400,000	480,392
New York Convention Center Development Corp., Hotel Occupancy Tax, Series A, 5.00%, 11/15/46	25,000	29,320

	Principal Amount	Value
New York (Continued)
New York State Environmental Facilities Corp., Lease Revenue, Sub-Series E, 5.00%, 6/15/42	$100,000	$120,243
New York Transportation Development Corp., Industrial Revenue, AMT, 5.00%, 1/1/30	400,000	478,832
AMT, 5.00%, 1/1/34	500,000	588,505
Port Authority of New York & New Jersey, Private Airport & Marina Revenue, 5.00%, 10/15/35	65,000	76,982
5.00%, 10/15/41	1,150,000	1,348,421

		14,500,699

Ohio — 0.3%
Northeast Ohio Regional Sewer District, Sewer Revenue, 4.00%, 11/15/49	200,000	212,106
Ohio Water Development Authority Water Pollution Control Loan Fund, Sewer Revenue, Series A, 5.00%, 12/1/29	10,000	12,481
Series A, 5.00%, 6/1/30	10,000	12,417

		237,004

Oklahoma — 1.1%
Oklahoma Turnpike Authority, Highway Revenue Tolls, Series C, 4.00%, 1/1/42	350,000	380,625
Series A, 5.00%, 1/1/43	280,000	329,778

		710,403

Pennsylvania — 5.6%
City of Philadelphia PA Airport Revenue, Private Airport & Marina Revenue, Series B, AMT, 5.00%, 7/1/47	300,000	346,767
City of Philadelphia PA Water & Wastewater, Water Revenue, Series A, 5.00%, 7/1/40	395,000	443,905
Series A, 5.00%, 10/1/48	35,000	41,570
Delaware River Joint Toll Bridge Commission, Highway Revenue Tolls, 5.00%, 7/1/42	40,000	47,294
Pennsylvania Economic Development Financing Authority, Industrial Revenue, 5.00%, 12/31/34	390,000	443,496
Pennsylvania Turnpike Commission, Fran. Tax & Bus. LIC Fees, Series A, 5.25%, 12/1/44	300,000	366,369
Pennsylvania Turnpike Commission, Highway Revenue Tolls, Sub-Series B-1, 5.00%, 6/1/42	100,000	115,253
Series A-2, 5.00%, 12/1/43	250,000	297,968
Series A-1, 5.00%, 12/1/46	900,000	1,034,910
Series A-1, 5.00%, 12/1/47	500,000	586,580

		3,724,112

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

May 31, 2019

	Principal Amount	Value
Puerto Rico — 1.1%
Puerto Rico Highway & Transportation Authority, Fuel Sales Tax Revenue, Series CC, 5.25%, 7/1/36	$400,000	$437,060
Series N, 5.25%, 7/1/36	175,000	191,415
Puerto Rico Highway & Transportation Authority, Highway Revenue Tolls, Series L, 5.25%, 7/1/35	50,000	53,873
Series L, 5.25%, 7/1/41	25,000	26,933

		709,281

South Carolina — 2.7%
South Carolina Public Service Authority, Miscellaneous Revenue, Series C, 5.00%, 12/1/46	730,000	816,819
South Carolina Public Service Authority, Nuclear Revenue, Series A, 5.00%, 12/1/49	200,000	221,402
Series A, 5.50%, 12/1/54	290,000	327,184
Series A, 5.00%, 12/1/55	365,000	409,771
Series E, 5.25%, 12/1/55	50,000	57,339

		1,832,515

Texas — 7.7%
Central Texas Regional Mobility Authority, Highway Revenue Tolls, Series A, 5.00%, 1/1/45	100,000	112,240
City of Houston TX Combined Utility System, Water Revenue, Series B, 5.00%, 11/15/36	500,000	595,390
Series D, 5.00%, 11/15/39	85,000	96,940
City of San Antonio TX Electric & Gas Systems, Electric, Power & Light Revenue, 5.00%, 2/1/47	150,000	177,632
County of Harris TX, Highway Revenue Tolls, Series A, 5.00%, 8/15/47	200,000	232,754
Dallas Area Rapid Transit, Sales Tax Revenue, Series A, 5.00%, 12/1/46	300,000	348,231
North Texas Tollway Authority, Highway Revenue Tolls, Series A, 5.00%, 1/1/38	500,000	569,295
Series A, 5.00%, 1/1/48	1,500,000	1,761,795
Series B, 5.00%, 1/1/48	390,000	450,333
San Antonio Water System, Water Revenue, Series B, 5.00%, 5/15/39	155,000	178,695
Texas Water Development Board, Lease Revenue, Series A, 5.00%, 10/15/45	600,000	697,962

		5,221,267

Utah — 1.9%
Salt Lake City Corp Airport, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 7/1/43	400,000	472,484
Series A, AMT, 5.00%, 7/1/47	450,000	521,915
Series A, AMT, 5.25%, 7/1/48	225,000	270,216

		1,264,615

	Principal Amount	Value
Virginia — 2.4%
Chesapeake Bay Bridge & Tunnel District, Highway Revenue Tolls, 5.00%, 7/1/41	$190,000	$222,716
Virginia Small Business Financing Authority, Highway Revenue Tolls, 5.00%, 12/31/52	550,000	613,294
AMT, 5.00%, 12/31/56	750,000	834,075

		1,670,085

Washington — 1.2%
Central Puget Sound Regional Transit Authority, Sales Tax Revenue, Series S-1, 5.00%, 11/1/29	10,000	11,973
Series S-1, 5.00%, 11/1/35	120,000	141,301
Series S-1, 5.00%, 11/1/45	400,000	462,104
Port of Seattle WA, Private Airport & Marina Revenue, Series C, AMT, 5.25%, 5/1/42	190,000	225,920

		841,298

Wisconsin — 0.6%
Wisconsin Department of Transportation, Miscellaneous Revenue, Series 2, 5.00%, 7/1/29	75,000	93,510
Series 2, 5.00%, 7/1/30	45,000	55,766
Wisconsin Health & Educational Facilities Authority, Electric, Power & Light Revenue, 5.00%, 4/1/44	245,000	290,764

		440,040

TOTAL MUNICIPAL BONDS (Cost $64,408,570)		66,831,781

TOTAL INVESTMENTS — 98.5% (Cost $64,408,570)		$66,831,781
Other assets and liabilities, net — 1.5%		1,039,954

NET ASSETS — 100.0%		$67,871,735

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

May 31, 2019

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2019 is as follows:

Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2019	Value ($) at 5/31/2019
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 2.35% (a)
—	58,068	(58,068)	—	—	41	—	—	—

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

AMT:	Alternative Minimum Tax

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds (b)	$—	$66,831,781	$—	$66,831,781

TOTAL	$—	$66,831,781	$—	$66,831,781

(b)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF

May 31, 2019

	Number of Shares	Value
COMMON STOCKS — 97.7%

Australia — 2.8%
AGL Energy Ltd.	4,389	$62,491
Alumina Ltd.	16,382	27,127
Aurizon Holdings Ltd.	13,319	47,801
Bendigo & Adelaide Bank Ltd.	3,262	25,381
Boral Ltd.	7,846	29,518
Coca-Cola Amatil Ltd.	3,392	22,397
Crown Resorts Ltd.	2,600	22,572
Fortescue Metals Group Ltd.	9,273	51,719
Harvey Norman Holdings Ltd. (a)	3,553	10,241
Insurance Australia Group Ltd.	15,467	81,980
Lendlease Group (b)	3,774	37,261
Medibank Pvt Ltd.	18,431	42,268
Wesfarmers Ltd.	7,588	194,785

		655,541

Austria — 0.2%
ANDRITZ AG	450	16,147
voestalpine AG	844	21,980

		38,127

Belgium — 0.1%
Proximus SADP	1,018	29,438

Brazil — 0.4%
BB Seguridade Participacoes SA	5,014	38,222
Cosan SA	1,196	14,403
Hypera SA	2,552	19,702
Petrobras Distribuidora SA	2,496	16,292
Porto Seguro SA	668	9,045

		97,664

Canada — 10.6%
Bank of Nova Scotia	8,203	416,005
BCE, Inc.	1,070	48,169
Canadian Imperial Bank of Commerce	2,952	223,797
CI Financial Corp.	1,554	23,323
First Capital Realty, Inc.	1,172	18,023
Great-West Lifeco, Inc.	1,863	42,169
IGM Financial, Inc.	598	16,225
Inter Pipeline Ltd. (a)	2,713	41,340
Keyera Corp.	1,413	34,032
Manulife Financial Corp.	13,142	220,475
Pembina Pipeline Corp.	3,400	121,272
Power Corp. of Canada	2,014	42,443
Power Financial Corp.	1,853	40,901
Royal Bank of Canada	9,608	721,933
Sun Life Financial, Inc.	3,969	154,016
TC Energy Corp.	6,170	300,718
TELUS Corp.	1,325	48,927

		2,513,768

Chile — 0.3%
Aguas Andinas SA, Class A	18,522	10,256
Banco Santander Chile	451,077	31,874
Cia Cervecerias Unidas SA	900	12,220
Enel Chile SA	210,440	19,341

		73,691

	Number of Shares	Value
China — 6.2%
Beijing Capital International Airport Co. Ltd., Class H	12,000	$10,147
China Construction Bank Corp., Class H	643,401	508,776
China Petroleum & Chemical Corp., Class A	4,200	3,304
China Petroleum & Chemical Corp., Class H	169,812	113,056
China Shenhua Energy Co. Ltd., Class H	22,500	46,202
China Vanke Co. Ltd., Class H	9,669	34,221
China Yangtze Power Co. Ltd., Class A	2,100	5,388
CIFI Holdings Group Co. Ltd.	18,269	10,928
CNOOC Ltd.	118,000	192,338
Country Garden Holdings Co. Ltd. (a)	50,334	68,049
Dongfeng Motor Group Co. Ltd., Class H	20,213	16,654
Guangzhou Automobile Group Co. Ltd., Class H	21,892	21,109
Hengan International Group Co. Ltd.	4,776	35,026
Industrial & Commercial Bank of China Ltd., Class H	433,385	309,539
Jiangsu Expressway Co. Ltd., Class H	8,791	12,244
Logan Property Holdings Co. Ltd.	8,604	12,708
SAIC Motor Corp. Ltd., Class A	1,000	3,469
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	9,240	10,746
Sinopec Shanghai Petrochemical Co. Ltd., Class H	24,121	10,521
Sinotruk Hong Kong Ltd.	4,500	8,529
Weichai Power Co. Ltd., Class H	13,361	20,313
Yuzhou Properties Co. Ltd.	10,239	4,662
Zhejiang Expressway Co. Ltd., Class H	10,127	10,578

		1,468,507

Colombia — 0.1%
Ecopetrol SA	33,021	27,090

Czech Republic — 0.1%
Komercni banka AS	517	19,470

Finland — 1.5%
Elisa OYJ	952	42,350
Nokian Renkaat OYJ	826	23,555
Orion OYJ, Class B	752	24,536
Sampo OYJ, Class A	2,967	128,151
Stora Enso OYJ, Class R	3,800	40,067
UPM-Kymmene OYJ	3,572	89,242

		347,901

France — 8.1%
Amundi SA, 144A	439	28,422
AXA SA	12,896	317,304
Bouygues SA	1,492	52,090
CNP Assurances	1,149	24,571
Eutelsat Communications SA	1,036	18,212
Sanofi	7,513	604,801
SCOR SE	1,091	44,776
Societe BIC SA (a)	182	14,177
TOTAL SA	15,912	826,999

		1,931,352

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
Germany — 8.7%
Allianz SE	2,841	$629,565
Axel Springer SE	325	20,118
BASF SE	6,147	404,556
Bayer AG	6,240	367,286
Bayerische Motoren Werke AG	2,216	153,152
Covestro AG, 144A	1,163	50,842
Daimler AG	6,086	314,919
Evonik Industries AG	1,134	29,722
Hannover Rueck SE	404	60,416
Innogy SE	993	41,108

		2,071,684

Greece — 0.1%
Motor Oil Hellas Corinth Refineries SA	408	9,189
OPAP SA	1,405	14,678

		23,867

Hong Kong — 5.0%
BOC Hong Kong Holdings Ltd.	24,843	95,373
China Everbright Ltd.	6,554	10,482
China Merchants Port Holdings Co. Ltd.	8,043	14,074
China Mobile Ltd.	41,000	357,940
China Resources Cement Holdings Ltd.	17,449	15,133
China Resources Power Holdings Co. Ltd.	13,327	19,411
CLP Holdings Ltd.	11,124	125,775
Guangdong Investment Ltd.	20,010	39,354
Hang Lung Properties Ltd.	13,145	27,663
Hang Seng Bank Ltd.	5,026	125,962
Henderson Land Development Co. Ltd.	9,922	51,252
HKT Trust & HKT Ltd. (b)	26,596	41,926
Hysan Development Co. Ltd.	4,529	23,568
Kingboard Holdings Ltd.	3,500	9,196
Kingboard Laminates Holdings Ltd.	5,500	4,693
Lee & Man Paper Manufacturing Ltd.	7,063	4,594
New World Development Co. Ltd.	41,414	61,060
NWS Holdings Ltd.	10,873	21,439
Power Assets Holdings Ltd.	9,459	65,388
Shimao Property Holdings Ltd.	8,327	23,843
Sino Land Co. Ltd.	20,803	33,272
Yue Yuen Industrial Holdings Ltd.	5,142	14,395

		1,185,793

India — 0.4%
Bharat Petroleum Corp. Ltd.	4,355	25,580
Bharti Infratel Ltd.	2,394	9,240
Indian Oil Corp. Ltd.	13,539	32,162
Oil & Natural Gas Corp. Ltd.	16,000	39,477

		106,459

Indonesia — 0.6%
PT Adaro Energy Tbk	108,657	9,859
PT Indofood Sukses Makmur Tbk	29,366	13,579
PT Telekomunikasi Indonesia Persero Tbk	331,499	90,583
PT United Tractors Tbk	11,200	19,893

		133,914

Italy — 1.1%
Assicurazioni Generali SpA	7,332	128,398
Snam SpA	13,930	69,915
Terna Rete Elettrica Nazionale SpA	9,416	57,353

		255,666

	Number of Shares	Value
Japan — 7.0%
Canon, Inc.	6,670	$188,290
Daito Trust Construction Co. Ltd.	500	65,093
Japan Tobacco, Inc.	8,009	183,858
Komatsu Ltd.	6,100	135,765
Marubeni Corp.	10,000	62,943
Mitsubishi Chemical Holdings Corp.	8,500	55,685
Mitsubishi Gas Chemical Co., Inc.	1,100	13,728
Mitsubishi Tanabe Pharma Corp.	1,500	17,725
MS&AD Insurance Group Holdings, Inc.	3,178	100,865
Nikon Corp.	2,000	27,373
Nippon Steel Corp.	5,400	89,847
Nissan Motor Co. Ltd.	15,581	105,418
NSK Ltd.	2,400	19,297
NTT DOCOMO, Inc.	8,900	204,559
Sekisui House Ltd.	4,175	66,965
Subaru Corp.	4,148	96,350
Sumitomo Chemical Co. Ltd.	10,000	43,288
Tokyo Electron Ltd.	1,100	149,841
Yamaha Motor Co. Ltd.	1,800	30,886

		1,657,776

Luxembourg — 0.1%
RTL Group SA	274	13,093

Macau — 0.3%
Sands China Ltd.	16,051	72,675

Malaysia — 0.3%
AirAsia Group Bhd	8,000	5,517
HAP Seng Consolidated Bhd	4,882	11,534
Maxis Bhd	17,200	22,739
MISC Bhd	8,100	13,434
Petronas Gas Bhd	4,000	16,857
Westports Holdings Bhd	8,000	7,407

		77,488

Mexico — 0.3%
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,393	23,402
Grupo Mexico SAB de CV, Series B	23,446	58,473

		81,875

Netherlands — 0.2%
Randstad NV	797	41,032

New Zealand — 0.1%
Spark New Zealand Ltd.	12,289	30,560

Norway — 1.6%
Equinor ASA	6,698	128,317
Gjensidige Forsikring ASA	1,400	27,260
Mowi ASA (a)	2,936	68,086
Orkla ASA	5,114	44,260
Telenor ASA	4,924	101,250

		369,173

Peru — 0.1%
Southern Copper Corp.	569	19,192

Philippines — 0.1%
Aboitiz Power Corp.	8,500	5,948

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
Philippines (Continued)
DMCI Holdings, Inc.	26,700	$5,416
Globe Telecom, Inc.	267	11,108
Manila Electric Co.	1,510	11,145

		33,617

Poland — 0.2%
Powszechny Zaklad Ubezpieczen SA	3,900	42,060

Portugal — 0.4%
EDP — Energias de Portugal SA	17,130	62,211
Jeronimo Martins SGPS SA	1,843	27,982

		90,193

Qatar — 0.2%
Barwa Real Estate Co.	1,416	13,962
Masraf Al Rayan QSC	2,636	26,208
Qatar Electricity & Water Co. QSC	342	15,499

		55,669

Russia — 3.5%
Alrosa PJSC	17,865	24,175
Gazprom PJSC	71,296	235,423
Inter RAO UES PJSC	226,040	13,929
LUKOIL PJSC	2,761	223,304
MMC Norilsk Nickel PJSC	424	89,290
Mobile TeleSystems PJSC, ADR	3,344	26,150
Novolipetsk Steel PJSC	8,022	21,221
PhosAgro PJSC, GDR	870	11,197
Polymetal International PLC	1,145	12,313
Severstal PJSC	1,393	22,163
Tatneft PJSC	10,126	116,352
X5 Retail Group NV, GDR	818	24,141

		819,658

Saudi Arabia — 0.4%
Advanced Petrochemical Co.	322	4,765
Banque Saudi Fransi	1,815	19,382
Jarir Marketing Co.	197	8,772
Samba Financial Group	3,279	30,601
Saudi British Bank	752	7,740
Yanbu National Petrochemical Co.	753	12,770

		84,030

Singapore — 1.0%
ComfortDelGro Corp. Ltd.	15,687	28,038
Singapore Exchange Ltd.	5,341	28,639
Singapore Technologies Engineering Ltd.	10,456	29,704
Singapore Telecommunications Ltd.	54,646	127,051
Venture Corp. Ltd.	1,700	18,663

		232,095

South Africa — 2.9%
Absa Group Ltd.	4,823	55,991
Exxaro Resources Ltd.	1,604	18,718
FirstRand Ltd.	22,525	103,515
Foschini Group Ltd.	1,398	16,911
Investec Ltd.	2,087	12,285
Investec PLC	4,565	26,530
Kumba Iron Ore Ltd.	431	13,353
Liberty Holdings Ltd.	927	6,933

	Number of Shares	Value
South Africa (Continued)
Nedbank Group Ltd.	2,475	$44,554
Netcare Ltd.	7,791	9,955
Old Mutual Ltd.	33,075	47,803
RMB Holdings Ltd.	4,903	27,742
Sanlam Ltd.	11,950	62,518
SPAR Group Ltd. (a)	1,409	18,534
Standard Bank Group Ltd.	8,666	118,315
Telkom SA SOC Ltd. (a)	1,978	12,463
Tiger Brands Ltd.	1,080	16,321
Truworths International Ltd.	3,194	15,721
Vodacom Group Ltd.	4,300	35,091
Woolworths Holdings Ltd.	7,044	22,137

		685,390

South Korea — 0.8%
Hyundai Marine & Fire Insurance Co. Ltd.	452	11,671
KT&G Corp.	779	66,067
Orange Life Insurance Ltd., 144A	235	7,163
Samsung Fire & Marine Insurance Co. Ltd.	206	46,877
SK Telecom Co. Ltd.	129	27,135
Woongjin Coway Co. Ltd.	373	25,088

		184,001

Spain — 2.6%
Aena SME SA, 144A	452	83,058
Enagas SA	1,555	42,454
Endesa SA	2,126	52,855
Iberdrola SA	39,274	363,862
Mapfre SA	7,213	21,123
Red Electrica Corp. SA	2,897	61,434

		624,786

Sweden — 0.5%
Electrolux AB, Series B	1,509	32,710
Hennes & Mauritz AB, Class B (a)	5,377	80,227

		112,937

Switzerland — 7.8%
Adecco Group AG	1,059	56,832
Kuehne + Nagel International AG	361	47,788
Roche Holding AG	4,592	1,201,129
Swiss Life Holding AG	229	103,748
Swiss Prime Site AG	508	41,212
Swisscom AG	173	82,488
Zurich Insurance Group AG	1,013	327,109

		1,860,306

Taiwan — 4.1%
Catcher Technology Co. Ltd.	4,739	28,782
Cathay Financial Holding Co. Ltd.	49,332	63,669
Chicony Electronics Co. Ltd.	3,882	9,198
Chunghwa Telecom Co. Ltd.	24,944	88,769
Compal Electronics, Inc.	30,966	19,248
CTBC Financial Holding Co. Ltd.	124,057	82,214
Far EasTone Telecommunications Co. Ltd.	10,223	25,386
First Financial Holding Co. Ltd.	66,137	47,282
Formosa Chemicals & Fibre Corp.	23,414	79,620

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
Taiwan (Continued)
Formosa Petrochemical Corp.	8,025	$29,447
Formosa Plastics Corp.	30,256	105,758
Formosa Taffeta Co. Ltd.	5,339	6,570
Foxconn Technology Co. Ltd.	6,768	13,167
Fubon Financial Holding Co. Ltd.	44,933	61,474
Inventec Corp.	19,501	14,682
Lite-On Technology Corp.	14,312	20,418
Micro-Star International Co. Ltd.	4,747	12,403
Nan Ya Plastics Corp.	34,548	85,789
Nanya Technology Corp.	8,000	15,589
Nien Made Enterprise Co. Ltd.	1,196	8,720
Novatek Microelectronics Corp.	3,905	20,691
Pegatron Corp.	14,101	22,972
Phison Electronics Corp.	1,104	9,988
Pou Chen Corp.	15,671	17,772
Powertech Technology, Inc.	5,013	11,782
Taiwan Mobile Co. Ltd.	10,307	38,473
Vanguard International Semiconductor Corp.	6,594	12,578
Winbond Electronics Corp.	15,000	6,762
Zhen Ding Technology Holding Ltd.	2,661	7,795

		966,998

Thailand — 1.2%
Land & Houses PCL, NVDR	46,000	15,407
PTT Global Chemical PCL, NVDR	16,445	31,568
PTT PCL, NVDR	77,400	113,113
Siam Cement PCL	2,700	38,562
Siam Cement PCL, NVDR	2,600	37,134
Siam Commercial Bank PCL, NVDR	5,900	24,143
Thai Oil PCL, NVDR	8,600	16,101

		276,028

Turkey — 0.2%
Eregli Demir ve Celik Fabrikalari TAS	10,196	12,667
Ford Otomotiv Sanayi AS	497	4,688
TAV Havalimanlari Holding AS	1,480	6,452
Tupras Turkiye Petrol Rafinerileri AS	789	17,712
Turkcell Iletisim Hizmetleri AS	7,362	14,685

		56,204

United Arab Emirates — 0.6%
Abu Dhabi Commercial Bank PJSC	18,625	45,535
Aldar Properties PJSC	30,232	14,980
Dubai Islamic Bank PJSC	12,120	16,630
Emaar Development PJSC	5,359	5,719
Emaar Malls PJSC	17,510	9,248
Emirates Telecommunications Group Co. PJSC	11,641	51,659

		143,771

United Kingdom — 14.9%
Admiral Group PLC	1,264	32,851
Amcor PLC	7,751	88,502
AstraZeneca PLC	8,479	623,369
BAE Systems PLC	21,393	121,984
Barratt Developments PLC	6,788	47,740
BT Group PLC	56,447	137,852

	Number of Shares	Value
United Kingdom (Continued)
Direct Line Insurance Group PLC	9,776	$38,998
easyJet PLC	1,063	11,672
G4S PLC	10,384	27,393
GlaxoSmithKline PLC	33,227	639,497
Imperial Brands PLC	6,403	154,547
ITV PLC	25,867	34,967
Kingfisher PLC	14,122	38,073
Legal & General Group PLC	39,893	129,021
Marks & Spencer Group PLC	10,875	30,868
Micro Focus International PLC	2,200	53,151
National Grid PLC (a)	22,822	228,048
Next PLC	921	66,887
Persimmon PLC	2,125	52,683
Rio Tinto Ltd.	2,484	172,620
Rio Tinto PLC	7,629	436,211
Schroders PLC	832	30,610
Severn Trent PLC	1,587	39,805
SSE PLC	6,870	93,387
Standard Life Aberdeen PLC	16,673	56,172
Taylor Wimpey PLC	21,942	45,701
WPP PLC	8,445	100,182

		3,532,791

TOTAL COMMON STOCKS (Cost $25,025,237)		23,143,330

PREFERRED STOCKS — 1.5%

Brazil — 0.5%
Itausa — Investimentos Itau SA	29,559	93,561
Telefonica Brasil SA	2,700	33,143

		126,704

Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B	700	21,189

Germany — 0.1%
Bayerische Motoren Werke AG	372	21,971

South Korea — 0.8%
Hyundai Motor Co.	194	12,772
Hyundai Motor Co. — 2nd Preferred	240	17,271
Samsung Electronics Co. Ltd.	5,467	159,754

		189,797

TOTAL PREFERRED STOCKS (Cost $357,714)		359,661

RIGHTS — 0.0%

United Kingdom — 0.0%
Marks & Spencer Group PLC*, expires 6/12/19 (Cost $0)	2,175	1,069

SECURITIES LENDING COLLATERAL — 1.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 2.29% (c)(d) (Cost $372,442)	372,442	372,442

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 2.35% (c) (Cost $7,618)	7,618	$7,618

TOTAL INVESTMENTS — 100.8%
(Cost $25,763,011)		$23,884,120
Other assets and liabilities, net — (0.8%)		(192,376)

NET ASSETS — 100.0%		$23,691,744

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2019 is as follows:

Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2019	Value ($) at 5/31/2019
SECURITIES LENDING COLLATERAL — 1.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.29% (c)(d)
569,313	—	(196,871	)(e)	—	—	11,927	—	372,442	372,442

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 2.35% (c)
—	1,158,891	(1,151,273)		—	—	323	—	7,618	7,618

569,313	1,158,891	(1,348,144)		—	—	12,250	—	380,060	380,060

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2019 amounted to $418,316, which is 1.8% of net assets.

(b)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $78,090.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2019.

ADR:	American Depositary Receipt
GDR:	Global Depositary Receipt
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
QSC:	Qatari Shareholders Company
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At May 31, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
MSCI EAFE Futures	USD	1	$91,230	$90,895	6/21/2019	$(335)
MSCI Emerging Markets Index Futures	USD	1	49,305	50,010	6/21/2019	705

Total net unrealized appreciation						$370

See Notes to Financial Statements.	42

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (Continued)

May 31, 2019

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$23,143,330	$—	$—	$23,143,330
Preferred Stocks (f)	359,661	—	—	359,661
Rights	1,069	—	—	1,069
Short-Term Investments (f)	380,060	—	—	380,060
Derivatives (g)
Futures Contracts	705	—	—	705

TOTAL	$23,884,825	$—	$—	$23,884,825

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Futures Contracts	$(335)	$—	$—	$(335)

TOTAL	$(335)	$—	$—	$(335)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	43

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE High Dividend Yield Equity ETF

May 31, 2019

	Number of Shares	Value
COMMON STOCKS — 99.2%

Australia — 4.9%
Alumina Ltd.	348,500	$577,085
Aurizon Holdings Ltd.	283,333	1,016,872
Bendigo & Adelaide Bank Ltd.	72,232	562,016
Boral Ltd.	173,073	651,131
Coca-Cola Amatil Ltd.	72,153	476,416
Crown Resorts Ltd.	55,845	484,813
Fortescue Metals Group Ltd.	197,257	1,100,189
Harvey Norman Holdings Ltd. (a)	87,677	252,707
Insurance Australia Group Ltd.	329,021	1,743,911
Medibank Pvt Ltd.	392,085	899,182
Wesfarmers Ltd.	161,424	4,143,769

		11,908,091

Austria — 0.3%
ANDRITZ AG	10,364	371,882
voestalpine AG	16,853	438,892

		810,774

Belgium — 0.3%
Proximus SADP	21,656	626,235

Finland — 2.7%
Elisa OYJ	21,113	939,209
Nokian Renkaat OYJ	17,571	501,058
Orion OYJ, Class B	15,470	504,758
Sampo OYJ, Class A	63,115	2,726,076
UPM-Kymmene OYJ	75,987	1,898,439

		6,569,540

France — 14.2%
Amundi SA, 144A	8,982	581,528
AXA SA	276,186	6,795,516
Bouygues SA	31,735	1,107,951
CNP Assurances	26,021	556,443
Eutelsat Communications SA	26,220	460,918
Sanofi (a)	149,495	12,034,445
SCOR SE	23,211	952,615
Societe BIC SA (a)	3,786	294,903
TOTAL SA	230,802	11,995,540

		34,779,859

Germany — 14.2%
Allianz SE	54,286	12,029,760
BASF SE	130,763	8,605,973
Bayerische Motoren Werke AG	47,138	3,257,801
Covestro AG, 144A	24,751	1,082,014
Daimler AG	129,465	6,699,147
Evonik Industries AG	26,538	695,548
Hannover Rueck SE	8,585	1,283,851
Innogy SE	20,649	854,829
Innogy SE, 144A	1,361	61,545

		34,570,468

Hong Kong — 4.2%
BOC Hong Kong Holdings Ltd.	526,586	2,021,572
Hang Lung Properties Ltd.	305,250	642,382
Hang Seng Bank Ltd.	108,836	2,727,650
HKT Trust & HKT Ltd. (b)	539,270	850,116

	Number of Shares	Value
Hong Kong (Continued)
New World Development Co. Ltd.	872,290	$1,286,093
NWS Holdings Ltd.	236,373	466,080
Power Assets Holdings Ltd.	197,341	1,364,175
Sino Land Co. Ltd.	433,261	692,948
Yue Yuen Industrial Holdings Ltd.	111,172	311,231

		10,362,247

Italy — 2.2%
Assicurazioni Generali SpA (a)	155,982	2,731,559
Snam SpA	296,330	1,487,290
Terna Rete Elettrica Nazionale SpA	200,312	1,220,108

		5,438,957

Japan — 11.4%
Canon, Inc.	142,434	4,020,817
Daito Trust Construction Co. Ltd.	10,200	1,327,902
Japan Tobacco, Inc.	170,800	3,920,967
Komatsu Ltd.	131,500	2,926,730
Mitsubishi Chemical Holdings Corp.	182,300	1,194,290
Mitsubishi Gas Chemical Co., Inc.	23,100	288,285
Mitsubishi Tanabe Pharma Corp.	32,000	378,135
Nissan Motor Co. Ltd.	330,500	2,236,107
NTT DOCOMO, Inc.	189,900	4,364,683
Sekisui House Ltd.	88,524	1,419,890
Subaru Corp.	87,600	2,034,789
Tokyo Electron Ltd.	22,300	3,037,688
Yamaha Motor Co. Ltd.	39,900	684,630

		27,834,913

Luxembourg — 0.1%
RTL Group SA (a)	6,041	288,659

Macau — 0.6%
Sands China Ltd.	345,227	1,563,099

Netherlands — 0.4%
Randstad NV	17,560	904,041

New Zealand — 0.3%
Spark New Zealand Ltd.	275,206	684,385

Norway — 1.7%
Gjensidige Forsikring ASA	30,012	584,383
Mowi ASA (a)	62,448	1,448,173
Telenor ASA	104,745	2,153,831

		4,186,387

Portugal — 0.8%
EDP — Energias de Portugal SA	364,404	1,323,394
Jeronimo Martins SGPS SA	37,131	563,761

		1,887,155

Singapore — 2.0%
ComfortDelGro Corp. Ltd.	324,200	579,454
Singapore Exchange Ltd.	114,450	613,682
Singapore Technologies Engineering Ltd.	222,290	631,492
Singapore Telecommunications Ltd.	1,162,398	2,702,564
Venture Corp. Ltd.	39,100	429,252

		4,956,444

See Notes to Financial Statements.	44

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
Spain — 5.4%
Aena SME SA, 144A	9,610	$1,765,898
Enagas SA	32,289	881,541
Endesa SA	45,220	1,124,221
Iberdrola SA	835,480	7,740,478
Mapfre SA	162,694	476,451
Red Electrica Corp. SA	61,626	1,306,846

		13,295,435

Switzerland — 4.4%
Kuehne + Nagel International AG	7,688	1,017,704
Swiss Prime Site AG	11,271	914,364
Swisscom AG	3,687	1,758,001
Zurich Insurance Group AG	21,547	6,957,763

		10,647,832

United Kingdom — 29.1%
Admiral Group PLC	26,883	698,674
AstraZeneca PLC	166,734	12,258,138
BAE Systems PLC	455,096	2,594,980
Barratt Developments PLC	147,576	1,037,907
BT Group PLC	1,200,796	2,932,525
Direct Line Insurance Group PLC	204,140	814,348
easyJet PLC	22,620	248,381
G4S PLC	229,963	606,646
GlaxoSmithKline PLC	632,514	12,173,558
Imperial Brands PLC	136,210	3,287,654
ITV PLC	515,784	697,226
Kingfisher PLC	300,415	809,917
Legal & General Group PLC	848,635	2,744,643
Marks & Spencer Group PLC	231,344	656,652
Micro Focus International PLC	48,781	1,178,517
National Grid PLC (a)	485,493	4,851,265
Next PLC	19,587	1,422,491
Persimmon PLC	46,227	1,146,063
Rio Tinto Ltd.	52,850	3,672,697

	Number of Shares	Value
United Kingdom (Continued)
Rio Tinto PLC	162,290	$9,279,424
Schroders PLC	18,340	674,748
Severn Trent PLC	35,122	880,929
SSE PLC	146,147	1,986,636
Standard Life Aberdeen PLC	354,687	1,194,958
Taylor Wimpey PLC	466,767	972,187
WPP PLC	179,645	2,131,108

		70,952,272

TOTAL COMMON STOCKS (Cost $262,445,097)		242,266,793

PREFERRED STOCKS — 0.2%

Germany — 0.2%
Bayerische Motoren Werke AG (Cost $701,363)	8,230	486,068

RIGHTS — 0.0%

United Kingdom — 0.0%
Marks & Spencer Group PLC*, expires 6/12/19 (Cost $0)	46,268	22,743

SECURITIES LENDING COLLATERAL — 3.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 2.29% (c)(d) (Cost $9,051,557)	9,051,557	9,051,557

TOTAL INVESTMENTS — 103.1% (Cost $272,198,017)		$251,827,161
Other assets and liabilities, net — (3.1%)		(7,595,254)

NET ASSETS — 100.0%		$244,231,907

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2019 is as follows:

Value ($) at 5/31/2018	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2019	Value ($) at 5/31/2019
SECURITIES LENDING COLLATERAL — 3.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.29% (c)(d)
2,589,430	6,462,127	(e)	—	—	—	85,694	—	9,051,557	9,051,557

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 2.35% (c)
—	17,163,430		(17,163,430)	—	—	3,063	—	—	—

2,589,430	23,625,557		(17,163,430)	—	—	88,757	—	9,051,557	9,051,557

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2019 amounted to $8,749,155, which is 3.6% of net assets.

(b)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

See Notes to Financial Statements.	45

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (Continued)

May 31, 2019

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $371,415.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2019.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At May 31, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
EURO STOXX Futures	EUR	5	$184,905	$182,475	6/21/2019	$(711)
MSCI EAFE Futures	USD	13	1,197,120	1,181,635	6/21/2019	(15,485)

Total unrealized depreciation						$(16,196)

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$242,266,793	$—	$—	$242,266,793
Preferred Stocks	486,068	—	—	486,068
Rights	22,743	—	—	22,743
Short-Term Investments	9,051,557	—	—	9,051,557

TOTAL	$251,827,161	$—	$—	$251,827,161

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Futures Contracts	$(16,196)	$—	$—	$(16,196)

TOTAL	$(16,196)	$—	$—	$(16,196)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	46

This Page is Intentionally Left Blank

47

DBX ETF Trust

Statements of Assets and Liabilities

May 31, 2019

	Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF	Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	Xtrackers Municipal Infrastructure Revenue Bond ETF
Assets
Investment in non-affiliated securities at value	$6,773,110	$—	$6,729,764	$66,831,781
Investment in affiliated securities at value	—	6,503,803	19,488	—
Investment in DWS Government Money Market Series	—	1,893	—	—
Investment in DWS Government & Agency Securities Portfolio*	—	582,275	34,230	—
Cash	—	—	—	150,280
Deposit with broker for futures contracts	67,750	35,900	74,200	—
Receivables:
Investment securities sold	53,808	—	128,761	—
Interest	104,997	111	64,367	898,197
Securities lending income	—	2,094	45	—

Total assets	$6,999,665	$7,126,076	$7,050,855	$67,880,258

Liabilities
Due to custodian	$23,197	$—	$7,843	$—
Payable upon return of securities loaned	—	582,275	34,230	—
Payables:
Investment securities purchased	—	—	50,224	—
Investment advisory fees	2,683	893	1,601	8,523
Variation margin on futures contracts	42,929	27,789	45,888	—

Total liabilities	68,809	610,957	139,786	8,523

Net Assets, at value	$6,930,856	$6,515,119	$6,911,069	$67,871,735

Net Assets Consist of
Paid-in capital	$7,605,146	$7,410,157	$7,557,643	$65,613,923
Distributable earnings (loss)	(674,290)	(895,038)	(646,574)	2,257,812

Net Assets, at value	$6,930,856	$6,515,119	$6,911,069	$67,871,735

Number of Common Shares outstanding	300,001	300,001	300,001	2,450,001

Net Asset Value	$23.10	$21.72	$23.04	$27.70

Investment in non-affiliated securities at cost	$6,760,595	$—	$6,624,253	$64,408,570

Investment in affiliated securities at cost	$—	$6,591,933	$19,654	$—

Value of securities loaned	$—	$567,231	$32,792	$—

Investment in DWS Government Money Market Series at cost	$—	$1,893	$—	$—

Investment in DWS Government & Agency Securities Portfolio at cost*	$—	$582,275	$34,230	$—

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	48

DBX ETF Trust

Statements of Assets and Liabilities (Continued)

May 31, 2019

	Xtrackers MSCI All World ex US High Dividend Yield Equity ETF		Xtrackers MSCI EAFE High Dividend Yield Equity ETF
Assets
Investment in non-affiliated securities at value	$23,504,060		$242,775,604
Investment in DWS Government Money Market Series	7,618		—
Investment in DWS Government & Agency Securities Portfolio*	372,442		9,051,557
Cash	21,280		—
Foreign currency at value	3,163		126,890
Deposit with broker for futures contracts	7,100		71,175
Receivables:
Investment securities sold	121,002		570,577
Dividends	72,326		1,019,679
Interest	48		703
Securities lending income	1,885		32,376
Foreign tax reclaim	18,132		109,793

Total assets	$24,129,056		$253,758,354

Liabilities
Due to custodian	$—		$420,256
Payable upon return of securities loaned	372,442		9,051,557
Payables:
Investment securities purchased	59,706		—
Investment advisory fees	4,115		42,648
Variation margin on futures contracts	535		11,986
Deferred foreign tax payable	514		—

Total liabilities	437,312		9,526,447

Net Assets, at value	$23,691,744		$244,231,907

Net Assets Consist of
Paid-in capital	$26,567,297		$263,824,749
Distributable earnings (loss)	(2,875,553	)**	(19,592,842)

Net Assets, at value	$23,691,744		$244,231,907

Number of Common Shares outstanding	1,000,001		11,100,001

Net Asset Value	$23.69		$22.00

Investment in non-affiliated securities at cost	$25,382,951		$263,146,460

Value of securities loaned	$418,316		$8,749,155

Investment in DWS Government Money Market Series at cost	$7,618		$—

Investment in DWS Government & Agency Securities Portfolio at cost*	$372,442		$9,051,557

Non-cash collateral for securities on loan	$78,090		$371,415

Foreign currency at cost	$3,098		$127,768

*	Represents collateral on securities loaned.
**	Net of deferred foreign taxes of $514

See Notes to Financial Statements.	49

DBX ETF Trust

Statements of Operations

For the Year Ended May 31, 2019

	Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF	Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	Xtrackers Municipal Infrastructure Revenue Bond ETF
Investment Income
Unaffiliated interest income	$378,541	$—	$338,852	$1,809,124
Income distributions from affiliated funds	1,028	349,244	1,218	41
Affiliated securities lending income	211	7,736	437	—
Unaffiliated securities lending income, net of borrower rebates	—	10,008	310	—

Total investment income	379,780	366,988	340,817	1,809,165

Expenses
Investment advisory fees	35,427	21,206	22,540	148,481
Other expenses	57	32	57	57

Total expenses	35,484	21,238	22,597	148,538

Less fees waived (see note 3):
Waiver	(33)	(12,477)	(43)	(17,552)

Net expenses	35,451	8,761	22,554	130,986

Net investment income (loss)	344,329	358,227	318,263	1,678,179

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(102,270)	(1,197)	(99,045)	(150,370)
Investments in affiliates	—	(39,939)	—	—
In-kind redemptions	—	—	(22,919)	—
In-kind redemptions in affiliates	—	27,701	—	—
Futures contracts	(317,594)	(218,510)	(374,005)	—
Foreign currency transactions	2,628	—	—	—

Net realized gain (loss)	(417,236)	(231,945)	(495,969)	(150,370)
Net change in unrealized appreciation (depreciation) on:
Investments	350,168	—	435,989	2,904,660
Investments in affiliates	—	(36,028)	(166)	—
Futures contracts	(46,176)	(28,134)	(48,689)	—

Net change in unrealized appreciation (depreciation)	303,992	(64,162)	387,134	2,904,660

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(113,244)	(296,107)	(108,835)	2,754,290

Net Increase (Decrease) in Net Assets Resulting from Operations	$231,085	$62,120	$209,428	$4,432,469

See Notes to Financial Statements.	50

DBX ETF Trust

Statements of Operations (Continued)

For the Year Ended May 31, 2019

	Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	Xtrackers MSCI EAFE High Dividend Yield Equity ETF
Investment Income
Unaffiliated dividend income*	$1,278,847	$11,236,922
Income distributions from affiliated funds	323	3,063
Affiliated securities lending income	11,927	85,694
Unaffiliated non-cash dividend income	106,995	1,389,270
Unaffiliated securities lending income, net of borrower rebates	—	20,267

Total investment income	1,398,092	12,735,216

Expenses
Investment advisory fees	54,178	407,144
Other expenses	57	57

Total expenses	54,235	407,201

Less fees waived (see note 3):
Waiver	(11)	(88)

Net expenses	54,224	407,113

Net investment income (loss)	1,343,868	12,328,103

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(860,185)	(4,224,998)
In-kind redemptions	472,447	(17,913)
Futures contracts	(2,235)	51,724
Foreign currency transactions	(5,674)	(26,146)

Net realized gain (loss)	(395,647)	(4,217,333)
Net change in unrealized appreciation (depreciation) on:
Investments**	(1,493,920)	(20,062,256)
Futures contracts	370	(14,865)
Foreign currency translations	(35)	(7,609)

Net change in unrealized appreciation (depreciation)	(1,493,585)	(20,084,730)

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(1,889,232)	(24,302,063)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(545,364)	$(11,973,960)

* Unaffiliated foreign tax withheld	$132,388	$930,151
** Net of change in deferred foreign taxes	$(514)	$—

See Notes to Financial Statements.	51

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF			Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF
	Year Ended May 31, 2019	Year Ended May 31, 2018		Year Ended May 31, 2019	Year Ended May 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$344,329	$321,383		$358,227	$462,886
Net realized gain (loss)	(417,236)	281,870		(231,945)	97,983
Net change in net unrealized appreciation (depreciation)	303,992	(467,738)		(64,162)	(227,488)

Net increase (decrease) in net assets resulting from operations	231,085	135,515		62,120	333,381

Distributions to Shareholders	(692,585)	(339,717	)*	(371,816)	(500,650)**

Fund Shares Transactions
Proceeds from shares sold	—	2,502,420		4,533,388	9,307,082
Value of shares redeemed	(1,134,129)	—		(1,110,970)	(16,276,068)

Net increase (decrease) in net assets resulting from fund share transactions	(1,134,129)	2,502,420		3,422,418	(6,968,986)

Total net increase (decrease) in Net Assets	(1,595,629)	2,298,218		3,112,722	(7,136,255)

Net Assets
Beginning of year	8,526,485	6,228,267		3,402,397	10,538,652

End of year	$6,930,856	$8,526,485	***	$6,515,119	$3,402,397 ***

Changes in Shares Outstanding
Shares outstanding, beginning of year	350,001	250,001		150,001	450,001
Shares sold	—	100,000		200,000	400,000
Shares redeemed	(50,000)	—		(50,000)	(700,000)

Shares outstanding, end of year	300,001	350,001		300,001	150,001

*	Includes distributions from net investment income of $324,352 and net realized gains of $15,365.
**	Includes distributions from net investment income.
***	Includes undistributed net investment income of $27,323 and $16,014, respectively.

See Notes to Financial Statements.	52

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers Investment Grade Bond — Interest Rate Hedged ETF		Xtrackers Municipal Infrastructure Revenue Bond ETF
	Year Ended May 31, 2019	Year Ended May 31, 2018	Year Ended May 31, 2019	Year Ended May 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$318,263	$253,081	$1,678,179	$1,585,892
Net realized gain (loss)	(495,969)	226,515	(150,370)	261,079
Net change in net unrealized appreciation (depreciation)	387,134	(365,944)	2,904,660	(743,954)

Net increase (decrease) in net assets resulting from operations	209,428	113,652	4,432,469	1,103,017

Distributions to Shareholders	(517,208)	(242,032)*	(1,651,620)	(1,578,975)*

Fund Shares Transactions
Proceeds from shares sold	—	4,859,333	8,070,798	13,342,526
Value of shares redeemed	(2,319,160)	(1,216,092)	(1,322,758)	(14,616,254)

Net increase (decrease) in net assets resulting from fund share transactions	(2,319,160)	3,643,241	6,748,040	(1,273,728)

Total net increase (decrease) in Net Assets	(2,626,940)	3,514,861	9,528,889	(1,749,686)

Net Assets
Beginning of year	9,538,009	6,023,148	58,342,846	60,092,532

End of year	$6,911,069	$9,538,009 **	$67,871,735	$58,342,846 **

Changes in Shares Outstanding
Shares outstanding, beginning of year	400,001	250,001	2,200,001	2,250,001
Shares sold	—	200,000	300,000	500,000
Shares redeemed	(100,000)	(50,000)	(50,000)	(550,000)

Shares outstanding, end of year	300,001	400,001	2,450,001	2,200,001

*	Includes distributions from net investment income.
**	Includes undistributed net investment income of $27,908 and $131,605, respectively.

See Notes to Financial Statements.	53

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI All World ex US High Dividend Yield Equity ETF		Xtrackers MSCI EAFE High Dividend Yield Equity ETF
	Year Ended May 31, 2019	Year Ended May 31, 2018	Year Ended May 31, 2019	Year Ended May 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,343,868	$312,582	$12,328,103	$415,451
Net realized gain (loss)	(395,647)	(271,674)	(4,217,333)	(451,860)
Net change in net unrealized appreciation (depreciation)	(1,493,585)	(634,517)	(20,084,730)	(602,134)

Net increase (decrease) in net assets resulting from operations	(545,364)	(593,609)	(11,973,960)	(638,543)

Distributions to Shareholders	(1,185,503)	(130,513)*	(7,131,535)	(161,415)*

Fund Shares Transactions
Proceeds from shares sold	16,381,277	24,793,255	280,085,371	19,491,809
Value of shares redeemed	(17,651,055)	(1,297,712)	(40,438,708)	—

Net increase (decrease) in net assets resulting from fund share transactions	(1,269,778)	23,495,543	239,646,663	19,491,809

Total net increase (decrease) in Net Assets	(3,000,645)	22,771,421	220,541,168	18,691,851

Net Assets
Beginning of year	26,692,389	3,920,968	23,690,739	4,998,888

End of year	$23,691,744	$26,692,389 **	$244,231,907	$23,690,739 **

Changes in Shares Outstanding
Shares outstanding, beginning of year	1,050,001	150,001	1,000,001	200,001
Shares sold	650,000	950,000	11,850,000	800,000
Shares redeemed	(700,000)	(50,000)	(1,750,000)	—

Shares outstanding, end of year	1,000,001	1,050,001	11,100,001	1,000,001

*	Includes distributions from net investment income.
**	Includes undistributed net investment income of $248,198 and $377,370, respectively.

See Notes to Financial Statements.	54

DBX ETF Trust

Financial Highlights

Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF Selected Per Share Data	Years Ended May 31,				Period Ended 5/31/2015(a)
	2019	2018	2017	2016
Net Asset Value, beginning of period	$24.36	$24.91	$23.96	$25.03	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	1.05	0.99	1.07	1.07	0.27
Net realized and unrealized gain (loss)	(0.29)	(0.48)	1.18	(0.80)	(0.04)

Total from investment operations	0.76	0.51	2.25	0.27	0.23

Less distributions from:
Net investment income	(1.04)	(1.02)	(1.30)	(1.26)	(0.20)
Net realized gains	(0.98)	(0.04)	—	(0.08)	—

Total distributions	(2.02)	(1.06)	(1.30)	(1.34)	(0.20)

Net Asset Value, end of period	$23.10	$24.36	$24.91	$23.96	$25.03

Total Return (%)	3.31 (c)	2.03	9.61	1.22	0.90	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	7	9	6	6	6
Ratio of expenses before fee waiver (%)	0.45	0.45	0.47	0.50	0.50	*
Ratio of expenses after fee waiver (%)	0.45	0.45	0.47	0.50	0.50	*
Ratio of net investment income (loss) (%)	4.37	3.94	4.35	4.45	4.35	*
Portfolio turnover rate (%)(d)	31	48	35	15	1	**

Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF Selected Per Share Data	Years Ended May 31,				Period Ended 5/31/2015(a)
	2019	2018	2017	2016
Net Asset Value, beginning of period	$22.68	$23.42	$22.23	$24.57	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	1.32	1.27	1.17	1.08	0.29
Net realized and unrealized gain (loss)	(0.82)	(0.53)	1.30	(2.10)	(0.51)

Total from investment operations	0.50	0.74	2.47	(1.02)	(0.22)

Less distributions from:
Net investment income	(1.46)	(1.48)	(1.28)	(1.32)	(0.21)

Total distributions	(1.46)	(1.48)	(1.28)	(1.32)	(0.21)

Net Asset Value, end of period	$21.72	$22.68	$23.42	$22.23	$24.57

Total Return (%)	2.18 (c)	3.24 (c)	11.40	(4.06)	(0.87	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	7	3	11	9	11
Ratio of expenses before fee waiver (%)	0.35 (e)	0.35 (e)	0.39	0.45	0.45	*
Ratio of expenses after fee waiver (%)	0.14 (e)	0.33 (e)	0.39	0.45	0.45	*
Ratio of net investment income (loss) (%)	5.91	5.47	5.08	4.81	4.75	*
Portfolio turnover rate (%)(d)	19	50	33	35	13	**

(a)	For the period March 3, 2015 (commencement of operations) through May 31, 2015.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(e)

The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.

*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	55

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers Investment Grade Bond — Interest Rate Hedged ETF Selected Per Share Data	Years Ended May 31,				Period Ended 5/31/2015(a)
	2019	2018	2017	2016
Net Asset Value, beginning of period	$23.84	$24.09	$23.79	$24.63	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.83	0.78	0.73	0.71	0.17
Net realized and unrealized gain (loss)	(0.32)	(0.28)	0.39	(0.73)	(0.43)

Total from investment operations	0.51	0.50	1.12	(0.02)	(0.26)

Less distributions from:
Net investment income	(0.83)	(0.75)	(0.82)	(0.82)	(0.11)
Net realized gains	(0.48)	—	—	—	—

Total distributions	(1.31)	(0.75)	(0.82)	(0.82)	(0.11)

Net Asset Value, end of period	$23.04	$23.84	$24.09	$23.79	$24.63

Total Return (%)	2.28 (c)	2.05	4.79	(0.04)	(1.03)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	7	10	6	5	6
Ratio of expenses before fee waiver (%)	0.25	0.25	0.25	0.25	0.25 *
Ratio of expenses after fee waiver (%)	0.25	0.25	0.25	0.25	0.25 *
Ratio of net investment income (loss) (%)	3.53	3.22	3.04	3.00	2.72 *
Portfolio turnover rate (%)(d)	25	33	26	14	7 **

Xtrackers Municipal Infrastructure Revenue Bond ETF Selected Per Share Data	Years Ended May 31,
	2019	2018	2017	2016	2015
Net Asset Value, beginning of year	$26.52	$26.71	$27.17	$25.49	$25.07

Income (loss) from investment operations:
Net investment income (loss)(b)	0.75	0.70	0.66	0.80	0.81
Net realized and unrealized gain (loss)	1.18	(0.20)	(0.46)	1.67	0.40

Total from investment operations	1.93	0.50	0.20	2.47	1.21

Less distributions from:
Net investment income	(0.75)	(0.69)	(0.66)	(0.79)	(0.79)

Total distributions	(0.75)	(0.69)	(0.66)	(0.79)	(0.79)

Net Asset Value, end of year	$27.70	$26.52	$26.71	$27.17	$25.49

Total Return (%)	7.45 (c)	1.87	0.77	9.89	4.88

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	68	58	60	37	22
Ratio of expenses before fee waiver (%)	0.25	0.30	0.30	0.30	0.30
Ratio of expenses after fee waiver (%)	0.22	0.30	0.30	0.30	0.30
Ratio of net investment income (loss) (%)	2.85	2.61	2.50	3.07	3.16
Portfolio turnover rate (%)(d)	25	28	0	13	4

(a)	For the period March 3, 2015 (commencement of operations) through May 31, 2015.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	56

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF Selected Per Share Data	Years Ended May 31,				Period Ended 5/31/2016(a)
	2019		2018	2017
Net Asset Value, beginning of period	$25.42		$26.14	$22.96	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	1.21		1.35	1.02	0.70
Net realized and unrealized gain (loss)	(1.92)		(1.20)	3.07	(2.38)

Total from investment operations	(0.71)		0.15	4.09	(1.68)

Less distributions from:
Net investment income	(1.02)		(0.87)	(0.60)	(0.36)
Net realized gains	—		—	(0.31)	—

Total distributions	(1.02)		(0.87)	(0.91)	(0.36)

Net Asset Value, end of period	$23.69		$25.42	$26.14	$22.96

Total Return (%)	(2.82	)(c)	0.54	18.17	(6.67	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	24		27	4	3
Ratio of expenses before fee waiver (%)	0.20		0.32	0.45	0.45	*
Ratio of expenses after fee waiver (%)	0.20		0.32	0.45	0.45	*
Ratio of net investment income (loss) (%)	4.96		5.29	4.17	3.83	*
Portfolio turnover rate (%)(d)	30		76	36	33	**

Xtrackers MSCI EAFE High Dividend Yield Equity ETF Selected Per Share Data	Years Ended May 31,				Period Ended 5/31/2016(a)
	2019		2018	2017
Net Asset Value, beginning of period	$23.69		$24.99	$23.16	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	1.36		1.50	1.06	0.88
Net realized and unrealized gain (loss)	(2.25)		(1.99)	3.03	(2.17)

Total from investment operations	(0.89)		(0.49)	4.09	(1.29)

Less distributions from:
Net investment income	(0.80)		(0.81)	(0.95)	(0.38)
Net realized gains	—		—	(1.31)	(0.17)

Total distributions	(0.80)		(0.81)	(2.26)	(0.55)

Net Asset Value, end of period	$22.00		$23.69	$24.99	$23.16

Total Return (%)	(3.76	)(c)	(2.02)	18.93 (e)	(5.08	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	244		24	5	5
Ratio of expenses before fee waiver (%)	0.20		0.33	0.45	0.45	*
Ratio of expenses after fee waiver (%)	0.20		0.33	0.45	0.45	*
Ratio of net investment income (loss) (%)	6.06		6.28	4.48	4.86	*
Portfolio turnover rate (%)(d)	20		56	41	33	**

(a)	For the period August 12, 2015 (commencement of operations) through May 31, 2016.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(e)	The Fund’s total return includes a reimbursement by the Advisor for a realized loss on a trade executed incorrectly, which otherwise would have reduced total return by 0.32%.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	57

DBX ETF Trust

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of May 31, 2019, the Trust consists of thirty-seven investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF
Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF
Xtrackers Municipal Infrastructure Revenue Bond ETF
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF
Xtrackers MSCI EAFE High Dividend Yield Equity ETF

Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF invests in affiliated exchange-traded funds managed by DBX Advisors LLC (“DBX” or the “Advisor”). The accounting policies and investments holdings are outlined in the affiliated Fund’s financial statements and are available upon request.

The Advisor, an indirect, wholly-owned subsidiary of DWS Group Gmbh & Co.KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF, Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF and Xtrackers Investment Grade Bond — Interest Rate Hedged ETF offer shares that are listed and traded on the Cboe Bats BZX Exchange. Inc. (“Cboe”). Xtrackers Municipal Infrastructure Revenue Bond ETF, Xtrackers MSCI All World ex US High Dividend Yield Equity ETF and Xtrackers MSCI EAFE High Dividend Yield Equity ETF offer shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, (“NAV”) only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	Solactive Emerging Markets Bond — Interest Rate Hedged Index
Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF	Solactive High Yield Corporate Bond — Interest Rate Hedged Index
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	Solactive Investment Grade Bond — Interest Rate Hedged Index
Xtrackers Municipal Infrastructure Revenue Bond ETF	Solactive Municipal Infrastructure Revenue Bond Index
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	MSCI ACWI ex USA High Dividend Yield Index
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	MSCI EAFE High Dividend Yield Index

The Solactive Emerging Markets Bond-Interest Rate Hedged Index is designed to track the performance of a basket of U.S. dollar-denominated emerging markets bonds. The Underlying Index is comprised of (a) long positions in U.S. dollar-denominated government debt issued by emerging market countries and (b) short positions in U.S. Treasury notes or bonds of, in aggregate, approximate equivalent duration to the emerging markets bonds. The Solactive High Yield Corporate Bond-Interest Rate Hedged Index is designed to track the performance of a basket of U.S. dollar-denominated high yield liquid corporate bonds. The Underlying Index is comprised of (a) long positions in U.S. dollar-denominated high yield corporate bonds and (b) short positions in U.S. Treasury notes or bonds of, in aggregate, approximate equivalent duration to the high yield bonds. The Solactive Investment Grade Bond-Interest Rate Hedged Index is designed to track the performance of a basket of U.S. dollar-denominated investment grade liquid corporate bonds. The Underlying Index is comprised of (a) long

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positions in U.S. dollar-denominated investment-grade corporate bonds and (b) short positions in U.S. Treasury notes or bonds of, in aggregate, approximate equivalent duration to the investment-grade corporate bonds. The Solactive Municipal Infrastructure Revenue Bond Index is designed to track the returns of the segment of the U.S. long term tax-exempt bond market, consisting of infrastructure revenue bonds. It is comprised of tax-exempt municipal securities issued by states, cities, counties, districts, their respective agencies and other tax-exempt issuers. The Underlying Index is intended to track bonds that have been issued with the intention of funding federal, state and local infrastructure projects such as water and sewer systems, public power systems, toll roads, bridges, tunnels and many other public use projects. It is designed to only hold bonds issued by state and local municipalities where the interest and principal repayments are generated from dedicated revenue streams or a double-barreled revenue stream (pledged revenue stream and a general obligation pledge). The Solactive Indices are rebalanced monthly on the last business day of each month.

The MSCI ACWI ex USA High Dividend Yield Index is designed to track the performance of equity securities (excluding real estate investment trusts (“REITs”)) in developed and emerging stock markets (excluding the United States) in its parent index, the MSCI ACWI ex US Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent. The MSCI EAFE High Dividend Yield Index is designed to reflect the performance of equities (excluding REITs) in developed markets in its parent index, the MSCI EAFE Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent. The MSCI High Dividend Yield Indices are rebalanced semi-annually in May and November.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF, Xtrackers Investment Grade Bond — Interest Rate Hedged ETF and Xtrackers MSCI All World ex US High Dividend Yield Equity ETF are diversified series of the Trust. Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF, Xtrackers Municipal Infrastructure Revenue Bond ETF and Xtrackers MSCI EAFE High Dividend Yield Equity ETF are non-diversified and are not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of such a Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

In October 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification, which is intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. Effective with the current reporting period, the Funds adopted the amendments with the impacts being that the Funds are no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributable earnings and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

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Security Valuation    The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Municipal debt securities are valued at prices supplied by independent pricing services approved by the Funds’ Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Funds’ Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker dealers. These securities are generally categorized as Level 2.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

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Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the accrual basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

Accounting Standard Update    In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update 2017-08, Receivables-Nonrefundable fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF, Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF, Xtrackers Investment Grade Bond — Interest Rate Hedged ETF and Xtrackers Municipal Infrastructure Revenue Bond ETF to pay out dividends from its net investment income monthly and Xtrackers MSCI All World ex US High Dividend Yield Equity ETF and Xtrackers MSCI EAFE High Dividend Yield Equity ETF to pay out dividends from net investment income quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the year ended May 31, 2019, the Funds did not incur any interest or penalties.

As of May 31, 2019, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Ordinary Income*	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	$26,199	$(669,592)	$(30,897)	$(674,290)
Xtrackers High Yield Corp Bond — Interest Rate Hedged ETF	2,427	(797,472)	(99,993)	(895,038)
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	22,911	(767,441)	97,956	(646,574)
Xtrackers Municipal Infrastructure Revenue Bond ETF	158,164	(323,563)	2,423,211	2,257,812

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	Undistributed Ordinary Income*	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	$399,495	$(1,047,412)	$(2,227,636)	$(2,875,553)
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	5,569,856	(2,400,868)	(22,761,830)	(19,592,842)

The tax character of dividends and distributions declared for the years ended May 31, 2019 and May 31, 2018 were as follows:

	Year Ended May 31, 2019
	Ordinary Income*	Tax-Exempt	Long Term Capital Gains
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	$479,978	$—	$212,607
Xtrackers High Yield Corp Bond — Interest Rate Hedged ETF	371,816	—	—
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	378,453	—	138,755
Xtrackers Municipal Infrastructure Revenue Bond ETF	—	1,651,620	—
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	1,185,503	—	—
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	7,131,535	—	—

	Year Ended May 31, 2018
	Ordinary Income*	Tax-Exempt	Long Term Capital Gains
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	$325,160	$—	$14,557
Xtrackers High Yield Corp Bond — Interest Rate Hedged ETF	500,650	—	—
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	242,032	—	—
Xtrackers Municipal Infrastructure Revenue Bond ETF	—	1,578,975	—
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	130,513	—	—
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	161,415	—	—

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

At May 31, 2019, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers High Yield Corp Bond — Interest Rate Hedged ETF	$228,658	$568,814	$797,472
Xtrackers Municipal Infrastructure Revenue Bond ETF	121,119	202,444	323,563
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	708,083	339,329	1,047,412
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	1,885,955	514,913	2,400,868

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the fiscal year ended May 31, 2019, the following Funds incurred and will elect to defer net capital losses as follows:

Post-October Losses on Capital
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	$669,592
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	767,441

For the fiscal year ended May 31, 2019, the effect of permanent “book/tax” reclassifications to the components of net assets are included below. These differences are primarily due to the recognition of certain foreign currency gain (losses) as ordinary income (loss), redemptions-in-kind and passive foreign investment companies (“PFICs”).

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	Distributable Earnings (Loss)	Paid-In Capital
Xtrackers High Yield Corp Bond — Interest Rate Hedged ETF	$(17,371)	$17,371
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	23,897	(23,897)
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	(374,721)	374,721
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	138,117	(138,117)

As of May 31, 2019, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	$6,804,007	$(30,897)	$128,289	$(159,186)
Xtrackers High Yield Corp Bond — Interest Rate Hedged ETF	7,187,964	(99,993)	—	(99,993)
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	6,685,526	97,956	153,432	(55,476)
Xtrackers Municipal Infrastructure Revenue Bond ETF	64,408,570	2,423,211	2,426,843	(3,632)
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	26,111,121	(2,227,001)	775,639	(3,002,640)
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	274,580,910	(22,753,749)	4,094,850	(26,848,599)

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Foreign taxes payable as of May 31, 2019, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at year end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Funds, except the Xtrackers Municipal Infrastructure Revenue Bond ETF, may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended May 31, 2019, the

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Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.11% annualized effective rate as of May 31, 2019) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of May 31, 2019, the Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF had securities on loan, which were classified as Exchange-Traded Funds in the Schedule of Investments. The Xtrackers Investment Grade Bond — Interest Rate Hedged ETF had securities on loan, which were classified as Corporate Bonds in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at year end. As of year end, the remaining cash contractual maturity of the collateral agreements were overnight and continuous.

As of May 31, 2019, the Funds listed below had securities on loan, all of which were classified as Common Stocks in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at year end.

Remaining Contractual Maturity of the Agreements, as of May 31, 2019

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF
Common Stocks	$372,442	$6,511	$5,452	$66,127	$450,532

Gross amount of recognized liabilities for securities lending transactions					$450,532

Xtrackers MSCI EAFE High Dividend Yield Equity ETF
Common Stocks	$9,051,557	$13,128	$10,993	$347,294	$9,422,972

Gross amount of recognized liabilities for securities lending transactions					$9,422,972

As of May 31, 2019, Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF had no securities on loan.

Derivatives

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the year ended May 31, 2019, Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF, Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF and Xtrackers Investment Grade Bond — Interest Rate Hedged ETF enter into short U.S. Treasury futures contracts to seek to mitigate the potential negative impact of rising Treasury interest rates on the performance of each Fund’s long bond investments and Xtrackers MSCI All World ex US High Dividend Yield Equity ETF and Xtrackers MSCI EAFE High Dividend Yield Equity ETF utilized futures in order to simulate investment in the Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each

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Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of May 31, 2019 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of May 31, 2019 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF

Interest rate contracts	Unrealized appreciation on future contracts*	$—	Unrealized depreciation on future contracts*	$45,942
Xtrackers High Yield Corp Bond — Interest Rate Hedged ETF

Interest rate contracts	Unrealized appreciation on future contracts*	$—	Unrealized depreciation on future contracts*	$26,025
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF

Interest rate contracts	Unrealized appreciation on future contracts*	$—	Unrealized depreciation on future contracts*	$51,126
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$705	Unrealized depreciation on futures contracts*	$335
Xtrackers MSCI EAFE High Dividend Yield Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$16,196

*

Includes cumulative appreciation or cumulative depreciation on futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the year ended May 31, 2019 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

	Futures Contracts — Interest Rate Contracts	Futures Contracts — Equity Contracts	Total
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	$(317,594)	$—	$(317,594)
Xtrackers High Yield Corp Bond — Interest Rate Hedged ETF	(218,510)	—	(218,510)
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	(374,005)	—	(374,005)
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	—	(2,235)	(2,235)
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	—	51,724	51,724

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Net Change in Unrealized Appreciation (Depreciation) on:

	Futures Contracts — Interest Rate Contracts	Futures Contracts — Equity Contracts	Total
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	$(46,176)	$—	$(46,176)
Xtrackers High Yield Corp Bond — Interest Rate Hedged ETF	(28,134)	—	(28,134)
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	(48,689)	—	(48,689)
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	—	370	370
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	—	(14,865)	(14,865)

For the year ended May 31, 2019 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	$(7,429,602)
Xtrackers High Yield Corp Bond — Interest Rate Hedged ETF	(5,633,556)
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	(8,737,981)
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	95,871
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	880,003

Affiliated Cash Management Vehicles    The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary management fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary management fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Management Fee
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	0.45%
Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF	0.35%
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	0.25%
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	0.20%
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	0.20%

The Advisor for the Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF has contractually agreed, until the date of the Fund’s annual registration statement update in 2020, to waive a portion of its management fees in an amount equal to the acquired fund’s fees and expenses attributable to the Fund’s investments in the Underlying Funds. For the year ended May 31, 2019, the Advisor waived $12,453 of expenses to the Fund.

For its investment advisory services to the Xtrackers Municipal Infrastructure Revenue Bond ETF, for the period from June 1, 2018 through February 11, 2019, the Advisor was entitled to receive a unitary management fee from

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the Fund based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to 0.30%.

For the period from November 30, 2018 through February 11, 2019, the Advisor for the Xtrackers Municipal Infrastructure Revenue Bond ETF had contractually agreed to waive a portion of its management fees to the extent necessary to prevent the operating expenses of the Fund from exceeding 0.15% of the Fund’s average daily net assets. For the period from November 30, 2018 through February 11, 2019, the Advisor waived $17,550 of expenses to the Fund.

Effective February 12, 2019, the Board of Trustees terminated the Advisor’s voluntary expense limitation to the Xtrackers Municipal Infrastructure Revenue Bond ETF and approved a reduction in the unitary management fee at an annual rate equal to 0.15%.

The Advisor for the Funds below has contractually agreed to waive a portion of its management fees in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated cash management vehicles. For the year ended May 31, 2019, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	$33
Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF	24
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	43
Xtrackers Municipal Infrastructure Revenue Bond ETF	2
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	11
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	88

Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, taxes, brokerage expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of four Trustees, including three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the year ended May 31, 2019, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	$2,354,444	$4,163,458
Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF	1,099,529	1,282,864
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	2,165,253	3,893,449
Xtrackers Municipal Infrastructure Revenue Bond ETF	14,876,647	15,537,476
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	9,006,201	8,256,873
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	57,634,558	39,904,300

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Notes to Financial Statements (Continued)

For the year ended May 31, 2019, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF	$4,469,095	$1,096,109
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	—	1,120,457
Xtrackers Municipal Infrastructure Revenue Bond ETF	7,931,358	—
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	13,110,121	15,137,994
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	265,619,035	40,196,015

5. Fund Share Transactions

As of May 31, 2019, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At May 31, 2019, there was one affiliated shareholder account for each of the funds listed below holding a significant percentage of the shares outstanding:

Approximate Percent of Outstanding Shares Held
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	15%

7. Investing in Emerging Markets

The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

8. Investing in High-Yield Debt Securities

High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. A fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in NAV of a fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high-yield debt securities could increase liquidity risk for a fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.

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9. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF, Xtrackers Investment Grade Bond — Interest Rate Hedged ETF, Xtrackers MSCI All World ex US High Dividend Yield Equity ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Funds’ status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. Each Fund may borrow up to the lesser of a pro-rata share of the credit facility at the amounts listed below or 33 percent of its net assets as permitted by the Act. The Funds had no outstanding loans at May 31, 2019.

Pro-rata Share
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	$525,000
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	525,000
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	525,000

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DBX ETF Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders of Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF, Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF, Xtrackers Investment Grade Bond — Interest Rate Hedged ETF, Xtrackers Municipal Infrastructure Revenue Bond ETF, Xtrackers MSCI All World ex US High Dividend Yield Equity ETF, and Xtrackers MSCI EAFE High Dividend Yield Equity ETF, and the Board of Trustees of DBX ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF, Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF, Xtrackers Investment Grade Bond — Interest Rate Hedged ETF, Xtrackers Municipal Infrastructure Revenue Bond ETF, Xtrackers MSCI All World ex US High Dividend Yield Equity ETF, and Xtrackers MSCI EAFE High Dividend Yield Equity ETF, (collectively referred to as the “Funds”), (six of the funds constituting DBX ETF Trust), including the schedules of investments, as of May 31, 2019, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (six of the funds constituting DBX ETF Trust) at May 31, 2019, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. general accepted accounting principles.

Individual fund constituting the DBX ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	For the year ended May 31, 2019	For each of the two years in the period ended May 31, 2019	For each of the four years in the period ended May 31, 2019 and the period from March 3, 2015 (commencement of operations) through May 31, 2015
Xtrackers Municipal Infrastructure Revenue Bond ETF	For the year ended May 31, 2019	For each of the two years in the period ended May 31, 2019	For each of the five years in the period ended May 31, 2019
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF Xtrackers MSCI EAFE High Dividend Yield Equity ETF	For the year ended May 31, 2019	For each of the two years in the period ended May 31, 2019	For each of the three years in the period ended May 31, 2019 and the period from August 12, 2015 (commencement of operations) to May 31, 2016

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an

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understanding of the internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2019, by correspondence with the custodians and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

New York, New York

July 26, 2019

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DBX ETF Trust

Trustees and Officers (Unaudited)

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Independent Trustees
Stephen R. Byers (1953) 345 Park Avenue New York, New York 10154	Trustee, Chairman of the Board and Member of the Audit and Nominating Committees; formerly, Lead Independent Trustee	Trustee since 2011 (Chairman of the Board since 2016; formerly, Lead Independent Trustee, 2015-2016)	Independent Director (2011-present); Independent Consultant (2014-present); formerly, Director of Investment Management, the Dreyfus Corporation (2000-2006) and Vice Chairman and Chief Investment Officer (2002-2006).	37	The Arbitrage Funds; Sierra Income Corporation; Mutual Fund Directors Forum.
George O. Elston (1964) 345 Park Avenue New York, New York 10154	Trustee, Chairman of the Audit Committee and Member of the Nominating Committee	Trustee since 2011 (Chairman of the Audit Committee since 2015)	Chief Financial Officer Enzyvant (2018-present); Chief Executive Officer, 2X Oncology, Inc. (2017-2018); Senior Vice President and Chief Financial Officer, Juniper Pharmaceuticals, Inc. (2014-2016); Senior Vice President and Chief Financial Officer, KBI BioPharma Inc. (2013-2014); Managing Partner, Chatham Street Partners (2010-2013).	37
J. David Officer (1948) 345 Park Avenue New York, New York 10154	Trustee, Chairman of the Nominating Committee and Member of the Audit Committee	Trustee since 2011 (Chairman of the Nominating Committee since 2015)	Independent Director (2010-present); formerly, Vice Chairman, the Dreyfus Corporation (2006- 2009); President, The Dreyfus Family of Funds, Inc. (2006-2009).	37	Ilex Partners (Asia), LLC; Old Westbury Funds.

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Trustees and Officers (Unaudited) (Continued)

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Interested Trustee
Michael Gilligan (1966) 345 Park Avenue New York, New York 10154	Trustee Treasurer, Chief Financial Officer and Controller	Trustee since 2016; Treasurer, Chief Financial Officer and Controller since 2010	Director in the Finance Division at DWS Investment Management Americas, Inc. (2008-present); Manager, Treasurer and Chief Financial Officer of the Advisor (2010-present); Chief Financial Officer of Global Passive Asset Management Platform (2012-2018); Global Finance Director, Alternative Investments (2018-present); Chief Financial Officer of RREEF America LLC (2018-present).	37	The Advisor, DBX Strategic Advisors LLC and DB Commodity Services LLC
Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Freddi Klassen (1975) 345 Park Avenue New York, New York 10154	President and Chief Executive Officer	Since 2016	Director in DWS and Chief of Staff Office in the Americas for the Traditional Asset Classes Department (2014-present); Manager and Chief Operating Officer of DWS Investment Management Americas, Inc. (2018-present), the Advisor and DBX Strategic Advisors LLC and DB Commodity Services LLC (2016-present); Global Chief Operating Officer for Equities Technology in the Investment Bank Division at Deutsche Bank AG (2013-2014); Chief Operating Officer for Exchange Traded Funds and Systematic Funds in Europe (2008-2013).
Fiona Bassett (1974) 345 Park Avenue New York, New York 10154	Chief Operating Officer	Since 2014	Managing Director in DWS and Head of Passive Americas Asset Management Platform (2014-present); Manager and Chief Executive Officer and Chief Investment Officer of the Advisor (2014- present); Managing Director, COO Global Key Projects and Integration at Deutsche Asset Management (2012-2014); Managing Director at Deutsche Bank AG (2004-2012).

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Trustees and Officers (Unaudited) (Continued)

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Frank Gecsedi (1967) 345 Park Avenue New York, New York 10154	Chief Compliance Officer	Since 2010	Director in the DWS Compliance Department (2016-present), Vice President in the Deutsche Asset Management Compliance Department at Deutsche Bank AG (2013-2016) and Chief Compliance Officer of the Advisor (2010-present); Vice President in Deutsche Bank’s Global Markets Legal, Risk and Capital Division (2010-2012).
Bryan Richards (1978) 345 Park Avenue New York New York 10154	Vice President	Since 2016	Managing Director in DWS (2018-present); Director in DWS (2014-2018); Portfolio Manager in the Passive Asset Management Department at Deutsche Bank AG (2011-present); Primary Portfolio Manager for the PowerShares DB Commodity ETFs (2011-2015).
Leslie Lowenbraun (1953) 345 Park Avenue New York, New York 10154	Secretary	Since 2016	Director in U.S. Retail Passive Legal of DWS (2018-present) and Chief Legal Officer of the Advisor (2017-present); Vice President in U.S. Retail Passive Legal of DWS (2014-2018) ; Counsel at Skadden, Arps, Slate, Meagher & Flom LLP (2005-2014).
Amy McDonald (1978) One International Place Boston, Massachusetts 02110	Assistant Secretary	Since 2018	Vice President in U.S. Retail Passive Legal of DWS (2018-present); Vice President, Fidelity Investments Asset Management Compliance (2016-2017); Legal Counsel and Senior Legal Counsel, Fidelity Investments (2010-2016).
Kevin Teevan (1973) 345 Park Avenue New York, New York 10154	Assistant Treasurer	Since 2018	Vice President in Finance for U.S. Traditional Asset Classes of DWS (2018-present); Vice President in Chief Operating Office for Global Transaction Banking at Deutsche Bank AG (2014-2017); Vice President in Finance for U.S. Passive Asset Management Platform at Deutsche Bank AG (2011-2014).
Christina A. Morse (1964) BNY Mellon Asset Servicing, Atlantic Terminal Office Tower, 2 Hanson Place Brooklyn, NY 11217	Assistant Secretary	Since 2016	Vice President at BNY Mellon-Asset Servicing (2014-present); Vice President and Counsel at Lord Abbett & Co. LLC (2013-2014).

Each Trustee serves until his or her successor is duly elected or appointed and qualified. Each officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

The Funds’ SAI includes additional information about the Funds’ Trustees and is available by calling 855-329-3837, or on the Company’s website at www.Xtrackers.com

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DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contract (Unaudited)

Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF, Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF, Xtrackers Investment Grade Bond — Interest Rate Hedged ETF, Xtrackers Municipal Infrastructure Revenue Bond ETF, Xtrackers MSCI All World ex US High Dividend Yield Equity ETF, and Xtrackers MSCI EAFE High Dividend Yield Equity ETF

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on February 11-12, 2019 (the “Meeting”), the Trustees, including the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF, Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF, Xtrackers Investment Grade Bond — Interest Rate Hedged ETF, Xtrackers Municipal Infrastructure Revenue Bond ETF, Xtrackers MSCI All World ex US High Dividend Yield Equity ETF, and Xtrackers MSCI EAFE High Dividend Yield Equity ETF (each a “Fund,” and collectively, the “Funds”). The Independent Trustees were advised throughout the review and Meeting by K&L Gates LLP (“Independent Trustee Counsel”).

Before reaching their decision to approve the Investment Advisory Agreement for another annual period, the Independent Trustees evaluated the materials furnished to them in advance of the Meeting from DBX Advisors LLC (“DBX” or the “Advisor”) for purposes of reviewing the agreement’s terms and also took into consideration the discussions they had with management during the Meeting and among themselves during their Executive Sessions held on February 11 and February 12, 2019. The Independent Trustees also noted that they had received and should take into consideration a substantial amount of information furnished throughout the year at regular Board meetings, which information included, among other things, an analysis of each Fund’s investment performance and related financial information, presentations given by DBX, as well as its periodic reports on brokerage commissions, portfolio execution and other services provided to the Funds.

In reaching its decision to continue in effect the Investment Advisory Agreement for another annual period, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Advisor from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Advisor.

The Board reached a determination, with the assistance of Dechert LLP (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services provided by the Advisor under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Advisor continuously during the prior year, in addition to the information the Advisor had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

The Board considered that the Advisor provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its Deutsche Bank affiliates, except as may otherwise be

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Board Considerations in Approval of Investment Advisory Contract (Unaudited) (Continued)

determined by the Board. In addition, the Board considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also considered that in addition to managing the Funds’ portfolios directly, the Advisor provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds. The Trustees took into consideration that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Advisor in supervising third party service providers to the Funds, such as the administrator and the custodian, noting the Advisor’s extensive work with these service providers (including onsite due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Advisor, which supports the Funds’ compliance program.

Advisor’s Financial Resources.    In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared each Fund’s advisory fee to that of other pertinent exchange-traded funds (“ETFs”) and noted that each Fund’s fee is competitive with the fees of its respective peer group. The Board agreed that it was familiar with the Advisor’s methodology for selecting each Fund’s peer group and believed that the Funds’ peer groups were appropriate. The Board considered that the fee for each of the Funds is a unitary fee pursuant to which the Advisor pays all of the Funds’ costs (subject to certain specified exceptions). The Board also considered that each Fund’s portfolio is managed on a day-to-day basis by the Advisor and that the Advisor also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered the expenses of the Advisor in developing and rendering services provided to the Funds and the information provided by the Advisor to the Board regarding the Funds’ profitability. The Board considered that the Advisor had provided extensive information about the Advisor’s profitability and the Advisor’s methodology in determining profitability. While the Advisor had provided information about the Advisor’s expenses relating to marketing the Funds, the Board considered the Advisor’s profitability without accounting for such expenses. The Board determined that, although only some of the Funds were profitable as of this time, the Advisor’s profitability with respect to each profitable Fund was not excessive. The Board considered whether the Advisor would benefit in other ways from its relationships with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Funds.

Economies of Scale.    The Board considered that certain Funds had attracted a substantial amount of assets, but determined that those Funds were not experiencing economies of scale beyond what was reflected in each Fund’s unitary fee, which the Board noted was very competitive. The Board considered that the other Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

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Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at 855-329-3837.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q or Form N-PORT (available for filings after March 31, 2019). Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount/Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca or Cboe, as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its year ended May 31, 2019.

Qualified Dividend Income*
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	70%
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	80%

* The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Each Fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

	Gross Foreign Income	Foreign Taxes Paid
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	$1,517,961	$94,577
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	13,556,778	570,755

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DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax advisor, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

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DBX ETF Trust

This report is intended for the shareholders of DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including possible loss of principal. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Income from municipal bonds may be subject to state and local taxes and at times the alternative minimum tax. EMIH, HYIH and IGIH seek to mitigate the potential negative impact of rising Treasury interest rates by taking short positions in U.S. Treasury notes or bonds, or futures relating to those instruments. These short positions are not intended to mitigate credit risk or other factors that may have a greater impact on performance than rising or falling interest rates. The short positions may limit the potential positive impact of falling interest rates and there is no guarantee that the short positions will completely eliminate the interest rate risk of the long positions. The Funds’ use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The prices of futures can be highly volatile, using futures can lower total return and the potential loss from futures can exceed a Fund’s initial investment in such contracts. Each Fund, except EMIH, IGIH and HDAW, is non-diversified and can take larger positions in fewer issues, increasing its potential risk. Stocks may decline in value. Dividends are not guaranteed. If the dividend-paying stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be adversely affected. Performance of the Funds may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in these Funds should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Funds. Please read the prospectus for more information.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. or CBOE BZX Exchange, Inc., as applicable. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

EMIH, HYIH, IGIH and RVNU are not sponsored, promoted, sold or supported in any other manner by Solactive AG (the “Licensor”) nor does the trade mark or the Index Price at any time or in any other respect.

The Funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such Funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX and any related funds.

Copyright © 2019 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 345 Park Avenue New York, New York 10154	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1100 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-35362-6 (7/19) DBX003924 (7/20)

May 31, 2019

Annual Report

DBX ETF Trust

Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR)

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)

Xtrackers MSCI All China Equity ETF (CN)

Xtrackers MSCI China A Inclusion Equity ETF (ASHX)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this annual report for our flagship ETFs tracking China’s equity market for the period ended May 31, 2019.

Global economic expansion moderated as a result of ongoing U.S.-China trade wars, macroeconomic stress in Argentina and Turkey and disruptions in the auto sector in Germany. China retained its fastest-growing economy tag despite lower growth, following its unfinished deleveraging campaign and rising trade wars with the U.S. Meanwhile, the Chinese government’s policies for strengthening the domestic consumer demand and tax reforms have offset the slow growth in the economy. Developing high-quality manufacturing and reforms in various fields have also helped the economy to maintain the momentum.

The world’s second-largest economy grew at a healthy 6.6 percent year-on-year, with the service sector being the major contributor to the GDP growth. Despite the economic downturn, the primary, secondary, and the tertiary, industries have performed relatively well during the reporting period. Although China’s record 2018 bilateral trade surplus with the U.S. captured headlines, the country’s broader current account balance continued its multi-year decline. Moreover, China is recording sizeable trade deficits, mainly with Germany, Japan, and few countries in Eastern Asia. On the other hand, China keeps running a substantial surplus with many industrialized countries, most notably with the U.S. A number of factors contributed to the surge in the trade balance, including strong growth in U.S. demand, front-loading by U.S. importers in anticipation of tariffs, and a weaker renminbi. Important indicators of the economy like domestic consumption, retail sales, industrial growth, and fixed asset investments have witnessed positive growth, providing reassurance about the economic stability.

Furthermore, the People’s Bank of China and the Chinese government have taken measures like offering secured loans for start-ups, cuts in taxes and fees, and reductions in the social insurance contribution, which have benefited small and medium-sized businesses. This move has helped the Chinese economy to report lower unemployment rates and faster income growth. Furthermore, China has relaxed guidelines for top-rated companies seeking to raise funds in the domestic bond market. Meanwhile, China’s stock market plunged, witnessing an adverse slide largely due to the U.S. trade tensions, crackdown on shadow banking and concerns over economic cooling. A weaker renminbi has provided support to export growth, however, as imports have become costlier, it has stimulated the need to increase domestic production. Amid strict control policies across China, real estate and infrastructure investment continued to hold up well, but weakened in manufacturing.

We believe China’s economy, along with its currency and company profits will prove to be more resilient against trade wars and tariffs; we expect this to mainly stem from China’s own need to transition its economy further away from exports and investment spending to domestic consumption. The Chinese government had also rolled out a series of easing measures in the past few months to boost domestic demand in the face of escalating external uncertainties. The moves include reducing taxes and speeding up bond issuance to safeguard economic growth. Nevertheless, investors will have to wait to see how U.S.-China trade relations will open-up in the near future, as any positive outcome could potentially improve market sentiment.

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

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DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited)

Xtrackers Harvest CSI 300 China A-Shares ETF

The Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR) seeks investment results that correspond generally to the performance, before fees and expenses, of the CSI 300 Index (the ASHR Index). The ASHR Index is designed to reflect price fluctuations and performance of the China A-share market and is composed of the 300 largest and most liquid stocks in the China A-share market. ASHR is sub-advised by Harvest Global Investments. The continued strategic partnership between DWS and Harvest Global Investments provides investors with unique access to the expansive Chinese economy and stock market. For the 12-month period ended May 31, 2019, ASHR shares returned -10.02%, compared with the ASHR Index’s -9.57%.

The majority of sectors contributed negatively to performance during the period, with the largest negative contributions coming from Healthcare, Industrials, and Consumer Discretionary. The Consumer Staples and Financials sectors were the only positive contributors to performance.

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

The Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS) seeks investment results that correspond generally to the performance, before fees and expenses, of the CSI 500 Index (the ASHS Index). The ASHS Index tracks 500 small-cap companies listed on the Shanghai and Shenzhen Stock Exchanges. For the 12-month period ended May 31, 2019, ASHS returned -20.29%, compared with the ASHS Index’s -19.94%.

The majority of the sectors contributed negatively to performance during the period, with the largest negative contributions coming from Industrials, Healthcare, and Consumer Discretionary. The Financials sector was the only positive contributor to performance.

Xtrackers MSCI All China Equity ETF

The Xtrackers MSCI All China Equity ETF (CN) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI China All Shares Index (the CN Index). The CN Index captures large and midcap representations across China A-shares, B-shares, H-shares, Red-chips, and P-chips. The index aims to reflect the opportunity set of China share classes listed in Hong Kong, Shanghai, and Shenzhen. It is based on the concept of the integrated MSCI China equity universe, with China A-shares included. The Fund, using a passive or indexing approach, attempts to approximate the performance of the index. CN expects to gain exposure to the China A-share components of the index by investing in the Xtrackers Harvest CSI 300 China A-Shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF, affiliated Funds subadvised by Harvest Global Investments Limited; and Xtrackers MSCI China A Inclusion Equity ETF, an affiliated Fund advised by DBX Advisors LLC. For the 12-month period ended May 31, 2019, CN returned -15.89%, compared with the CN Index’s -15.54%.

The majority of sectors contributed negatively to performance during the period, with the largest negative contributions coming from Information Technology, Consumer Discretionary, and Healthcare. The Communication Services and Consumer Staples sectors were the positive contributors to performance.

Xtrackers MSCI China A Inclusion Equity ETF

The Xtrackers MSCI China A Inclusion Equity ETF (ASHX) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI China A Inclusion Index (the ASHX Index). The ASHX Index is designed to track the progressive partial inclusion of A shares in the MSCI Emerging Markets Index over time. The index is designed for global investors accessing the A share market using the Stock Connect framework and is calculated using China A Stock Connect listings based on the offshore RMB exchange rate (CNH). On June 4, 2018, the Xtrackers CSI 300 China A-Shares Hedged Equity ETF’s name changed to Xtrackers MSCI China A Inclusion Equity ETF. At that time, the ASHX Index replaced the CSI 300 USD Hedged Index, which is designed to reflect price fluctuations and performance of the China A-share market and is composed of the 300 largest and most liquid stocks in the China A-share market, while mitigating exposure to fluctuations between the value of the renmimbi (RMB) and the U.S. dollar. For the 12-month period ended May 31, 2019, ASHX returned -8.91%, compared with the ASHX Index’s -9.01%.

The majority of sectors contributed negatively to performance during the period, with the largest negative contributions coming from Health Care, Information Technology, and Consumer Discretionary. The Consumer

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DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited) (Continued)

Staples and Financials sectors were the only positive contributors to performance. For the period June 1, 2018 through June 4, 2018, the Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S. dollar against the Chinese renminbi.

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Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance data visit www.Xtrackers.com. Returns assume that dividends and capital gains distributions have been reinvested. See pages 6-13 of this report for additional performance information, including performance data based on market value. The views expressed in this report reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Current and future portfolio holdings are subject to risk.

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DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR)

The Xtrackers Harvest CSI 300 China A-Shares ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the CSI 300 Index (the “Underlying Index”). The Underlying Index is designed to reflect the price fluctuation and performance of the China A-Share market and is composed of the 300 largest and most liquid stocks in the China A-Share market. The MSCI ACWI ex USA Index is designed to provide exposure to equity securities in developed and emerging stock markets (excluding the United States). It is not possible to invest directly into an index.

Performance as of 5/31/19

Average Annual Total Return

	Net Asset Value	Market Value	CSI 300 Index	MSCI ACWI ex USA Index
One Year	-10.02%	-10.64%	-9.57%	-6.26%
Five Year	9.92%	9.57%	10.89%	1.31%
Since Inception[1]	6.38%	6.22%	7.37%	2.24%

Cumulative Total Returns

	Net Asset Value	Market Value	CSI 300 Index	MSCI ACWI ex USA Index
One Year	-10.02%	-10.64%	-9.57%	-6.26%
Five Year	60.48%	57.90%	67.64%	6.74%
Since Inception[1]	41.09%	39.96%	48.63%	13.16%

1 Total returns are calculated based on the commencement of operations, 11/6/13 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. The estimated operating expense ratio as disclosed in the most recent prospectus dated September 28, 2018, as amended October 9, 2018, was 0.66%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

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DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 11/6/13.

Ten Largest Equity Holdings as of 5/31/19 (27.0% of Net Assets)

Description	% of Net Assets
Ping An Insurance Group Co. of China Ltd.	7.6%
Kweichow Moutai Co. Ltd.	4.0%
China Merchants Bank Co. Ltd.	3.1%
Gree Electric Appliances, Inc. of Zhuhai	2.2%
Midea Group Co. Ltd.	2.0%
Industrial Bank Co. Ltd.	1.9%
Wuliangye Yibin Co. Ltd.	1.7%
Inner Mongolia Yili Industrial Group Co. Ltd.	1.6%
Jiangsu Hengrui Medicine Co. Ltd.	1.5%
Bank of Communications Co. Ltd.	1.4%

Sector Diversification* as of 5/31/19

Financials	35.7%
Industrials	12.6%
Consumer Staples	11.0%
Consumer Discretionary	9.7%
Information Technology	7.5%
Health Care	6.5%
Materials	6.4%
Real Estate	4.5%
Utilities	2.6%
Energy	2.3%
Communication Services	1.2%

Total	100.0%

* As a percentage of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 15.

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DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)

The Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the CSI 500 Index (the “Underlying Index”). The Underlying Index is designed to reflect the price fluctuation and performance of small-cap companies in the China A-Share market and is composed of the 500 smallest and most liquid stocks in the China A-Share market. The MSCI ACWI ex USA Index is designed to provide exposure to equity securities in developed and emerging stock markets (excluding the United States). It is not possible to invest directly into an index.

Performance as of 5/31/19

Average Annual Total Return

	Net Asset Value	Market Value	CSI 500 Index	MSCI ACWI ex USA Index
One Year	-20.29%	-21.23%	-19.94%	-6.26%
Five Year	1.90%	1.94%	3.81%	1.31%
Since Inception[1]	2.45%	2.38%	4.41%	1.57%

Cumulative Total Returns

	Net Asset Value	Market Value	CSI 500 Index	MSCI ACWI ex USA Index
One Year	-20.29%	-21.23%	-19.94%	-6.26%
Five Year	9.88%	10.08%	20.55%	6.74%
Since Inception[1]	12.96%	12.59%	24.27%	8.17%

1 Total returns are calculated based on the commencement of operations, 5/21/14 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. The estimated operating expense ratio as disclosed in the most recent prospectus dated September 28, 2018, as amended October 9, 2018, was 0.65%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

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DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 5/21/14.

Ten Largest Equity Holdings as of 5/31/19 (5.4% of Net Assets)

Description	% of Net Assets
Hangzhou Tigermed Consulting Co. Ltd.	0.7%
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd.	0.6%
Beijing Shunxin Agriculture Co. Ltd.	0.6%
Glodon Co. Ltd.	0.5%
Unigroup Guoxin Microelectronics Co. Ltd.	0.5%
Jinyu Bio-Technology Co. Ltd.	0.5%
Jinke Properties Group Co. Ltd.	0.5%
China Greatwall Technology Group Co. Ltd.	0.5%
By-health Co. Ltd.	0.5%
Tsingtao Brewery Co. Ltd.	0.5%

Sector Diversification* as of 5/31/19

Industrials	19.3%
Information Technology	17.7%
Materials	16.1%
Health Care	9.4%
Consumer Discretionary	8.6%
Consumer Staples	8.1%
Real Estate	6.5%
Communication Services	5.2%
Financials	3.2%
Utilities	3.1%
Energy	2.8%

Total	100.0%

* As a percentage of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 20.

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DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI All China Equity ETF (CN)

The Xtrackers MSCI All China Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI China All Shares Index (the “Underlying Index”). The Underlying Index is designed to capture large- and mid-capitalization representation across all China securities listed in Hong Kong, Shanghai and Shenzhen. The Underlying Index includes A-Shares, H-Shares, B-Shares, Red chips and P chips share classes, as well as securities of Chinese companies listed outside of China (e.g. American depository receipts). The Fund expects to gain exposure to the China A-share components of the Index by investing in Xtrackers MSCI China A Inclusion Equity ETF, an affiliated fund advised by DBX Advisors LLC., and Xtrackers Harvest CSI 300 China A-shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF, affiliated funds subadvised by Harvest Global Investments Limited. It is not possible to invest directly into an index.

Performance as of 5/31/19

Average Annual Total Return

	Net Asset Value	Market Value	MSCI China All Shares Index
One Year	-15.89%	-16.46%	-15.54%
Five Year	9.95%	9.99%	8.58%
Since Inception[1]	10.29%	10.22%	8.81%

Cumulative Total Returns

	Net Asset Value	Market Value	MSCI China All Shares Index
One Year	-15.89%	-16.46%	-15.54%
Five Year	60.69%	61.01%	50.90%
Since Inception[1]	64.61%	64.10%	53.72%

1 Total returns are calculated based on the commencement of operations, 4/30/14 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated September 28, 2018, as supplemented October 26, 2018, was 0.72%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report. This expense ratio includes net expenses of the affiliated funds in which CN invests.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

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DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI All China Equity ETF (CN) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 4/30/14.

Ten Largest Equity and ETF Holdings as of 5/31/19 (68.7% of Net Assets)

Description	% of Net Assets
Xtrackers MSCI China A Inclusion Equity ETF	34.4%
Tencent Holdings Ltd.	9.1%
Alibaba Group Holding Ltd.	8.1%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	5.4%
China Construction Bank Corp.	2.9%
Ping An Insurance Group Co. of China Ltd.	2.4%
China Mobile Ltd.	2.1%
Industrial & Commercial Bank of China Ltd.	1.8%
Bank of China Ltd.	1.3%
Baidu, Inc.	1.2%

Sector Diversification* as of 5/31/19

Financials	25.2%
Consumer Discretionary	16.9%
Communication Services	16.1%
Industrials	8.4%
Consumer Staples	7.0%
Real Estate	5.5%
Information Technology	5.2%
Health Care	4.7%
Materials	4.1%
Energy	3.9%
Utilities	3.0%

Total	100.0%

* As a percentage of total investments excluding securities lending collateral. Sector percentages include the sector allocations of the Fund’s investment in Xtrackers MSCI China A Inclusion Equity ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 28.

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DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI China A Inclusion Equity ETF (ASHX)

The Xtrackers MSCI China A Inclusion Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI China A Inclusion Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of China A-Shares that are accessible through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program. China A-Shares are equity securities issued by companies incorporated in mainland China and are denominated in renminbi. On June 4, 2018 the Xtrackers CSI 300 China A-Shares Hedged Equity ETF’s name changed to Xtrackers MSCI China A Inclusion Equity ETF. At that time, the Underlying Index replaced the CSI 300 USD Hedged Index which is designed to reflect the price fluctuation and performance of the China A-Share market and is composed of the 300 largest and most liquid stocks in the China A-Share market, while mitigating exposure to fluctuations between the value of the renmimbi and the U.S. dollar. It is not possible to invest directly into an index.

Performance as of 5/31/19

Average Annual Total Return

	Net Asset Value	Market Value	MSCI China A Inclusion Index[2]	MSCI ACWI ex USA Index[3]	CSI 300 Index
One Year	-8.91%	-8.85%	-9.01%	-6.26%	-9.57%
Since Inception[1]	-1.35%	-1.34%	-2.67%	4.57%	0.18%

Cumulative Total Returns

	Net Asset Value	Market Value	MSCI China A Inclusion Index[2]	MSCI ACWI ex USA Index[3]	CSI 300 Index
One Year	-8.91%	-8.85%	-9.01%	-6.26%	-9.57%
Since Inception[1]	-4.81%	-4.77%	-9.34%	17.56%	0.66%

1 Total returns are calculated based on the commencement of operations, 10/20/15 (“Inception”).

2 On June 4, 2018, the Fund changed its Underlying Index from CSI 300 USD Hedged Index to the Underlying Index. Returns reflect performance for the CSI 300 USD Hedged Index through June 4, 2018. Past performance may have been different if the Fund’s current investment strategy had been in effect.

3 The MSCI ACWI ex USA Index replaced the CSI 300 Index as the Fund’s principal benchmark index because the Advisor believes that the MSCI ACWI ex USA Index more accurately reflects the Fund’s current investment strategies.

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated September 28, 2018, as amended October 9, 2018, was 0.60%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report. This expense ratio includes net expenses of the affiliated funds in which ASHX invests.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

12

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI China A Inclusion Equity ETF (ASHX) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 10/20/15.

Ten Largest Equity Holdings as of 5/31/19 (24.4% of Net Assets)

Description	% of Net Assets
Kweichow Moutai Co. Ltd.	5.6%
Ping An Insurance Group Co. of China Ltd.	4.3%
China Merchants Bank Co. Ltd.	3.5%
Wuliangye Yibin Co. Ltd.	2.0%
Industrial Bank Co. Ltd.	1.8%
Shanghai Pudong Development Bank Co. Ltd.	1.6%
Industrial & Commercial Bank of China Ltd.	1.5%
Jiangsu Hengrui Medicine Co. Ltd.	1.4%
Agricultural Bank of China Ltd.	1.4%
China Yangtze Power Co. Ltd.	1.3%

Sector Diversification* as of 5/31/19

Financials	33.2%
Consumer Staples	14.6%
Industrials	11.7%
Information Technology	7.5%
Consumer Discretionary	7.5%
Health Care	6.4%
Materials	6.0%
Real Estate	5.2%
Utilities	3.3%
Energy	2.6%
Communication Services	2.0%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 33.

13

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other fund expenses. In addition to the ongoing expenses which each Fund bears directly, the Xtrackers MSCI All China Equity ETF shareholders indirectly bear the expenses of Xtrackers MSCI China A Inclusion Equity ETF, Xtrackers Harvest CSI 300 China A-Shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (the “Underlying Funds”) in which the Xtrackers MSCI All China Equity ETF invests. In the most recent six-month period Xtrackers MSCI All China Equity ETF and Xtrackers MSCI China A Inclusion Equity ETF limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2018 to May 31, 2019).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers Harvest CSI 300 China A-Shares ETF
Actual	$1,000.00	$1,147.90	0.65%	$3.48
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
Actual	$1,000.00	$1,127.40	0.65%	$3.45
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28
Xtrackers MSCI All China Equity ETF (2)
Actual	$1,000.00	$1,034.00	0.27%	$1.37
Hypothetical (5% return before expenses)	$1,000.00	$1,023.59	0.27%	$1.36
Xtrackers MSCI China A Inclusion Equity ETF
Actual	$1,000.00	$1,150.40	0.60%	$3.22
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	0.60%	$3.02

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 365.

(2) The Fund invests in other ETFs and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

14

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF

May 31, 2019

	Number of Shares	Value
COMMON STOCKS — 99.1%

Communication Services — 1.2%
Beijing Enlight Media Co. Ltd., Class A*	774,900	$777,828
China Film Co. Ltd., Class A	654,687	1,428,569
China United Network Communications Ltd., Class A	8,200,763	7,013,546
CITIC Guoan Information Industry Co. Ltd., Class A	2,407,497	1,385,375
Giant Network Group Co. Ltd., Class A	526,531	1,395,720
Perfect World Co. Ltd., Class A*	345,425	1,274,333
Shanghai Oriental Pearl Group Co. Ltd., Class A	1,786,149	2,617,219
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	567,078	1,028,032

		16,920,622

Consumer Discretionary — 9.6%
BYD Co. Ltd., Class A	795,156	5,533,225
China Grand Automotive Services Group Co. Ltd., Class A	2,151,713	1,359,212
China International Travel Service Corp. Ltd., Class A	848,156	9,466,497
China Shipbuilding Industry Group Power Co. Ltd., Class A	587,245	1,888,656
Chongqing Changan Automobile Co. Ltd., Class A	1,693,551	1,709,720
Fuyao Glass Industry Group Co. Ltd., Class A	1,231,771	3,878,041
Great Wall Motor Co. Ltd., Class A	1,041,511	1,240,717
Gree Electric Appliances, Inc. of Zhuhai, Class A	4,268,719	32,204,086
Guangzhou Automobile Group Co. Ltd., Class A	811,430	1,267,384
Hangzhou Robam Appliances Co. Ltd., Class A	406,878	1,488,721
HLA Corp. Ltd., Class A	1,577,711	1,979,590
Huayu Automotive Systems Co. Ltd., Class A	1,365,522	3,954,496
Kuang-Chi Technologies Co. Ltd., Class A	374,039	491,433
Liaoning Cheng Da Co. Ltd., Class A	1,064,599	1,949,927
Midea Group Co. Ltd., Class A	4,108,700	29,391,030
Oppein Home Group, Inc., Class A	111,343	1,832,218
Qingdao Haier Co. Ltd., Class A	3,217,637	7,378,411
SAIC Motor Corp. Ltd., Class A	3,085,604	10,657,968
Shenzhen Overseas Chinese Town Co. Ltd., Class A	3,613,311	3,554,008
Songcheng Performance Development Co. Ltd., Class A	628,700	1,940,376
Suning.com Co. Ltd., Class A	3,280,907	5,129,227
Suofeiya Home Collection Co. Ltd., Class A	567,226	1,560,039
TCL Corp., Class A	9,545,923	4,556,953
Wuchan Zhongda Group Co. Ltd., Class A	1,502,295	1,180,811
Xiamen Intretech, Inc., Class A	67,601	397,779

	Number of Shares	Value
Consumer Discretionary (Continued)
Zhejiang Century Huatong Group Co. Ltd., Class A	397,286	$999,260
Zhejiang Supor Co. Ltd., Class A	140,876	1,445,575
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A*	1,115,993	1,165,276

		139,600,636

Consumer Staples — 10.9%
Foshan Haitian Flavouring & Food Co. Ltd., Class A	705,388	10,193,527
Guangdong Haid Group Co. Ltd., Class A	692,465	3,197,775
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	17,460	82,392
Henan Shuanghui Investment & Development Co. Ltd., Class A	865,439	3,129,101
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	5,349,645	23,153,659
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	523,645	8,636,540
Kweichow Moutai Co. Ltd., Class A	445,709	57,209,756
Luzhou Laojiao Co. Ltd., Class A	636,410	6,482,685
Muyuan Foodstuff Co. Ltd., Class A	550,697	5,031,391
New Hope Liuhe Co. Ltd., Class A	1,857,536	5,518,653
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	227,814	1,856,997
Tongwei Co. Ltd., Class A	1,681,979	3,735,683
Wuliangye Yibin Co. Ltd., Class A	1,721,497	25,137,958
Yonghui Superstores Co. Ltd., Class A*	3,343,980	4,726,269

		158,092,386

Energy — 2.3%
China Coal Energy Co. Ltd., Class A	1,590,210	1,093,960
China Oilfield Services Ltd., Class A	507,239	697,894
China Petroleum & Chemical Corp., Class A	10,943,291	8,569,914
China Petroleum Engineering Corp.	1,486,900	917,813
China Shenhua Energy Co. Ltd., Class A	1,729,797	4,587,811
Offshore Oil Engineering Co. Ltd., Class A	1,926,289	1,611,307
PetroChina Co. Ltd., Class A	7,129,941	7,352,256
Shaanxi Coal Industry Co. Ltd., Class A	3,521,348	4,433,553
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	1,364,625	1,212,335
Wintime Energy Co. Ltd., Class A*	5,442,085	1,436,300
Yanzhou Coal Mining Co. Ltd., Class A	780,616	1,200,117

		33,113,260

Financials — 35.3%
Agricultural Bank of China Ltd., Class A*	33,745,800	17,910,026
Anxin Trust Co. Ltd., Class A*	1,898,125	1,409,810
Avic Capital Co. Ltd., Class A	3,952,254	3,095,091
Bank of Beijing Co. Ltd., Class A	13,036,243	10,904,585
Bank of Chengdu Co. Ltd., Class A	356,500	435,998

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

May 31, 2019

	Number of Shares	Value
Financials (Continued)
Bank of China Ltd., Class A	18,556,400	$10,383,748
Bank of Communications Co. Ltd., Class A	24,211,831	20,811,462
Bank of Guiyang Co. Ltd., Class A	1,213,931	2,251,457
Bank of Hangzhou Co. Ltd., Class A	1,803,033	2,134,890
Bank of Jiangsu Co. Ltd., Class A	6,059,892	6,344,979
Bank of Nanjing Co. Ltd., Class A	5,190,442	6,220,626
Bank of Ningbo Co. Ltd., Class A	2,294,897	7,678,561
Bank of Shanghai Co. Ltd., Class A	4,814,127	7,817,802
Bohai Leasing Co. Ltd., Class A	1,621,894	902,898
Caitong Securities Co. Ltd., Class A	341,800	506,751
Changjiang Securities Co. Ltd., Class A	3,407,947	3,514,209
China CITIC Bank Corp. Ltd., Class A	2,668,229	2,224,230
China Construction Bank Corp., Class A	5,915,228	5,954,641
China Everbright Bank Co. Ltd., Class A	14,025,804	7,767,615
China Galaxy Securities Co. Ltd., Class A	1,143,228	1,670,209
China Life Insurance Co. Ltd., Class A	1,463,116	5,511,637
China Merchants Bank Co. Ltd., Class A	9,149,016	45,139,439
China Merchants Securities Co. Ltd., Class A	2,519,177	5,616,902
China Minsheng Banking Corp. Ltd., Class A	21,831,748	19,237,933
China Pacific Insurance Group Co. Ltd., Class A	2,765,778	13,729,568
CITIC Securities Co. Ltd., Class A	6,911,049	20,063,950
CSC Financial Co. Ltd., Class A	371,994	1,233,936
Dongxing Securities Co. Ltd., Class A	1,213,755	2,042,822
East Money Information Co. Ltd., Class A	4,004,307	7,305,443
Everbright Securities Co. Ltd., Class A	1,697,365	2,729,473
First Capital Securities Co. Ltd., Class A	1,836,456	1,647,402
Founder Securities Co. Ltd., Class A	3,624,358	3,747,822
GF Securities Co. Ltd., Class A	2,583,627	4,832,796
Guosen Securities Co. Ltd., Class A	2,144,972	3,690,548
Guotai Junan Securities Co. Ltd., Class A	3,969,252	9,199,268
Guoyuan Securities Co. Ltd., Class A	1,775,912	2,356,340
Haitong Securities Co. Ltd., Class A	7,126,909	12,436,989
Hithink RoyalFlush Information Network Co. Ltd., Class A	175,222	2,135,121
Huaan Securities Co. Ltd., Class A	1,571,143	1,395,807
Huatai Securities Co. Ltd., Class A	2,873,983	7,721,928
Huaxia Bank Co. Ltd., Class A	5,440,180	5,884,414
Hubei Biocause Pharmaceutical Co. Ltd., Class A	1,294,816	1,185,797
Industrial & Commercial Bank of China Ltd., Class A	18,990,584	15,364,905
Industrial Bank Co. Ltd., Class A	10,964,726	27,784,221
Industrial Securities Co. Ltd., Class A	4,092,719	3,647,784
Minmetals Capital Co. Ltd., Class A	459,600	609,150
New China Life Insurance Co. Ltd., Class A	720,989	5,365,460

	Number of Shares	Value
Financials (Continued)
Orient Securities Co. Ltd., Class A	3,126,628	$4,621,987
Ping An Bank Co. Ltd., Class A	7,562,142	13,283,754
Ping An Insurance Group Co. of China Ltd., Class A	9,608,673	109,476,069
SDIC Capital Co. Ltd., Class A	731,056	1,301,052
Shanghai Pudong Development Bank Co. Ltd., Class A	10,325,657	16,574,542
Shenwan Hongyuan Group Co. Ltd., Class A	5,950,747	4,050,812
Sinolink Securities Co. Ltd., Class A	2,125,690	2,802,043
SooChow Securities Co. Ltd., Class A*	2,110,548	2,998,197
Southwest Securities Co. Ltd., Class A	2,458,532	1,652,306
Western Securities Co. Ltd., Class A	1,541,324	2,178,455
Zheshang Securities Co. Ltd., Class A	1,154,779	1,472,244

		511,967,904

Health Care — 6.4%
Aier Eye Hospital Group Co. Ltd., Class A*	819,166	4,523,619
Beijing Tongrentang Co. Ltd., Class A	478,336	2,015,774
Changchun High & New Technology Industry Group, Inc., Class A	123,420	5,622,056
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	117,750	834,836
China Reform Health Management and Services Group Co. Ltd., Class A*	619,834	1,629,636
Chongqing Zhifei Biological Products Co. Ltd., Class A	413,758	2,405,403
Dong-E-E-Jiao Co. Ltd., Class A	385,662	2,270,988
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	470,434	2,624,980
Huadong Medicine Co. Ltd., Class A	632,224	2,667,928
Hualan Biological Engineering, Inc., Class A	487,497	2,964,861
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	267,124	1,313,699
Jiangsu Hengrui Medicine Co. Ltd., Class A	2,338,512	20,964,248
Jointown Pharmaceutical Group Co. Ltd., Class A	451,600	849,949
Kangmei Pharmaceutical Co. Ltd., Class A	3,646,365	2,203,448
Lepu Medical Technology Beijing Co. Ltd., Class A	917,076	3,039,374
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	1,649,570	3,178,380
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	368,120	1,360,183
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	884,864	3,157,220
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	1,013,203	2,688,704
Shanghai RAAS Blood Products Co. Ltd., Class A	1,311,102	1,340,637
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	368,292	1,185,006

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

May 31, 2019

	Number of Shares	Value
Health Care (Continued)
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	754,422	$3,281,515
Tasly Pharmaceutical Group Co. Ltd., Class A	796,085	2,107,953
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	1,248,844	2,687,236
Walvax Biotechnology Co. Ltd., Class A*	1,072,460	3,727,579
WuXi AppTec Co. Ltd., Class A*	84,225	962,044
Yunnan Baiyao Group Co. Ltd., Class A	461,894	5,175,308
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	260,872	4,044,498
Zhejiang NHU Co. Ltd., Class A*	748,830	2,095,143

		92,922,205

Industrials — 12.4%
AECC Aviation Power Co. Ltd., Class A	790,139	2,661,981
Air China Ltd., Class A	2,632,180	3,211,549
AVIC Aircraft Co. Ltd., Class A	1,217,911	2,757,680
AVIC Helicopter Co. Ltd., Class A	255,393	1,535,939
AVIC Shenyang Aircraft Co. Ltd., Class A*	365,540	1,532,529
Beijing New Building Materials PLC, Class A	730,152	2,023,930
Beijing Orient Landscape & Environment Co. Ltd., Class A	1,166,700	937,223
Beijing Originwater Technology Co. Ltd., Class A	1,662,785	1,817,749
China Avionics Systems Co. Ltd., Class A	466,863	1,009,299
China Communications Construction Co. Ltd., Class A	2,053,522	3,234,079
China Eastern Airlines Corp. Ltd., Class A	3,432,765	2,965,511
China Gezhouba Group Co. Ltd., Class A	2,431,112	2,170,323
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	490,127	578,216
China National Chemical Engineering Co. Ltd., Class A	1,722,604	1,508,005
China Nuclear Engineering Corp. Ltd., Class A	706,183	786,255
China Railway Construction Corp. Ltd., Class A	4,052,980	5,494,535
China Railway Group Ltd., Class A	6,566,857	6,089,718
China Shipbuilding Industry Co. Ltd., Class A	8,043,894	5,951,307
China Southern Airlines Co. Ltd., Class A	2,998,265	3,109,049
China Spacesat Co. Ltd., Class A	506,151	1,713,984
China State Construction Engineering Corp. Ltd., Class A	18,527,201	14,989,991
COSCO SHIPPING Holdings Co. Ltd., Class A*	3,366,587	2,320,847
CRRC Corp. Ltd., Class A	8,568,525	9,774,875

	Number of Shares	Value
Industrials (Continued)
Daqin Railway Co. Ltd., Class A	5,240,229	$6,318,081
Fangda Carbon New Material Co. Ltd., Class A*	922,498	2,378,820
Guangshen Railway Co. Ltd., Class A	2,983,950	1,355,598
Guangzhou Baiyun International Airport Co. Ltd., Class A	907,536	2,050,980
Guangzhou Port Co. Ltd., Class A	1,637,300	975,230
Hainan Airlines Holding Co. Ltd., Class A*	10,122,000	2,934,209
Han’s Laser Technology Industry Group Co. Ltd., Class A	745,171	3,560,460
Jiangsu Zhongtian Technology Co. Ltd., Class A	2,135,943	2,726,225
Metallurgical Corp. of China Ltd., Class A	6,284,800	2,719,202
NARI Technology Co. Ltd., Class A	1,594,076	4,207,157
Ningbo Zhoushan Port Co. Ltd., Class A	3,452,081	2,260,298
Power Construction Corp. of China Ltd., Class A	5,387,696	3,822,935
Sany Heavy Industry Co. Ltd., Class A	5,169,430	8,998,676
SF Holding Co. Ltd., Class A	421,509	1,816,419
Shanghai Construction Group Co. Ltd., Class A	3,891,611	2,099,084
Shanghai Electric Group Co. Ltd., Class A	3,101,406	2,379,572
Shanghai International Airport Co. Ltd., Class A	831,983	8,296,072
Shanghai International Port Group Co. Ltd., Class A	2,856,586	3,118,688
Shenzhen Inovance Technology Co. Ltd., Class A	876,376	2,862,776
Siasun Robot & Automation Co. Ltd., Class A	946,407	2,111,529
Spring Airlines Co. Ltd., Class A	239,854	1,511,670
STO Express Co. Ltd., Class A	267,700	945,510
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	1,377,740	1,917,447
TBEA Co. Ltd., Class A	3,248,454	3,363,798
Tus-Sound Environmental Resources Co. Ltd., Class A*	614,679	868,766
Weichai Power Co. Ltd., Class A	4,267,051	7,200,164
XCMG Construction Machinery Co. Ltd., Class A*	4,108,667	2,536,141
Xiamen C & D, Inc., Class A	1,474,984	1,865,588
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	2,436,357	4,016,205
YTO Express Group Co. Ltd., Class A	320,234	619,334
Yunda Holding Co. Ltd., Class A	119,472	668,539
Zangge Holding Co. Ltd., Class A*	514,909	548,787
Zhejiang Chint Electrics Co. Ltd., Class A	750,229	2,556,738
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	964,306	1,397,686
Zhengzhou Yutong Bus Co. Ltd., Class A	1,148,549	2,072,218

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

May 31, 2019

	Number of Shares	Value
Industrials (Continued)
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	3,956,956	$3,064,533

		180,319,709

Information Technology — 7.5%
360 Security Technology, Inc., Class A	358,782	1,100,075
Aisino Corp., Class A	984,609	3,258,931
AVIC Jonhon OptronicTechnology Co. Ltd., Class A	445,321	2,119,414
Beijing Shiji Information Technology Co. Ltd., Class A	259,681	1,249,006
Beijing Xinwei Technology Group Co. Ltd., Class A*(a)	500,044	751,739
BOE Technology Group Co. Ltd., Class A	20,872,791	10,355,419
Chaozhou Three-Circle Group Co. Ltd., Class A	915,478	2,492,749
DHC Software Co. Ltd., Class A	1,646,269	1,697,600
Fiberhome Telecommunication Technologies Co. Ltd., Class A	596,895	2,280,387
Focus Media Information Technology Co. Ltd., Class A	6,464,186	5,183,431
Foxconn Industrial Internet Co. Ltd., Class A*	1,034,800	2,041,602
Gigadevice Semiconductor Beijing, Inc., Class A*	123,800	1,374,980
GoerTek, Inc., Class A*	1,689,461	1,927,318
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	3,218,580	11,530,406
Hengtong Optic-electric Co. Ltd., Class A	1,153,904	2,637,714
Hundsun Technologies, Inc., Class A	570,903	5,132,841
Iflytek Co. Ltd., Class A*	1,272,718	5,337,714
Lens Technology Co. Ltd., Class A	699,538	699,155
Leyard Optoelectronic Co. Ltd., Class A	1,340,600	1,508,074
LONGi Green Energy Technology Co. Ltd., Class A*	2,186,907	7,515,936
Luxshare Precision Industry Co. Ltd., Class A	2,156,129	6,673,185
OFILM Group Co. Ltd., Class A	1,677,184	1,973,784
Sanan Optoelectronics Co. Ltd., Class A	2,128,548	3,290,841
Shenzhen Goodix Technology Co. Ltd., Class A	67,126	1,087,562
Shenzhen Sunway Communication Co. Ltd., Class A	684,219	2,196,590
Tsinghua Tongfang Co. Ltd., Class A	1,802,651	2,584,204
Tunghsu Optoelectronic Technology Co. Ltd., Class A	3,354,073	2,418,640
Unisplendour Corp. Ltd., Class A	245,814	1,003,633
Wangsu Science & Technology Co. Ltd., Class A	1,271,975	1,928,013
Yonyou Network Technology Co. Ltd., Class A	1,089,447	3,587,077
Zhejiang Dahua Technology Co. Ltd., Class A	1,578,859	2,850,863

	Number of Shares	Value
Information Technology (Continued)
ZTE Corp., Class A*	2,094,218	$8,686,393

		108,475,276

Materials — 6.4%
ADAMA Ltd., Class A	220,600	344,558
Aluminum Corp. of China Ltd., Class A*	5,734,206	3,324,513
Angang Steel Co. Ltd., Class A	1,608,337	1,180,656
Anhui Conch Cement Co. Ltd., Class A	1,760,890	10,044,016
Baiyin Nonferrous Group Co. Ltd., Class A	643,500	395,355
Baoshan Iron & Steel Co. Ltd., Class A	7,329,809	6,659,811
BBMG Corp., Class A	2,914,200	1,534,055
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	789,538	2,185,127
Beijing Sanju Environmental Protection and New Material Co. Ltd., Class A	1,030,012	1,149,772
Beijing Shougang Co. Ltd., Class A*	1,378,825	705,937
China Jushi Co. Ltd., Class A	1,836,369	2,447,150
China Molybdenum Co. Ltd., Class A	6,226,190	3,618,730
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	1,889,652	3,578,288
Hengli Petrochemical Co. Ltd., Class A	666,629	1,646,911
Hengyi Petrochemical Co. Ltd., Class A*	1,006,977	1,960,569
Hesteel Co. Ltd., Class A	3,739,410	1,612,512
Hoshine Silicon Industry Co. Ltd., Class A	44,801	316,537
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	16,054,907	4,075,202
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,971,253	1,392,681
Jiangxi Copper Co. Ltd., Class A	910,069	1,951,704
Ganfeng Lithium Co. Ltd., Class A*	684,248	2,415,759
Kangde Xin Composite Material Group Co. Ltd., Class A	1,698,678	705,557
Lomon Billions Group Co. Ltd., Class A	529,428	1,179,679
Qinghai Salt Lake Industry Co. Ltd., Class A*	1,224,659	1,329,961
Rongsheng Petro Chemical Co. Ltd., Class A	1,106,982	1,832,783
Shandong Gold Mining Co. Ltd., Class A*	649,624	2,912,805
Shandong Nanshan Aluminum Co. Ltd., Class A*	6,324,140	2,097,771
Sinopec Shanghai Petrochemical Co. Ltd., Class A	1,911,050	1,444,216
Tianqi Lithium Corp., Class A*	596,692	2,388,041
Tongling Nonferrous Metals Group Co. Ltd., Class A	5,524,020	1,919,999
Wanhua Chemical Group Co. Ltd., Class A	1,364,818	7,487,622
Xiamen Tungsten Co. Ltd., Class A	734,255	1,622,312
YanAn Bicon Pharmaceutical Listed Co., Class A	266,655	703,769

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

May 31, 2019

	Number of Shares	Value
Materials (Continued)
Zhejiang Huayou Cobalt Co. Ltd., Class A	419,320	$1,735,626
Zhejiang Longsheng Group Co. Ltd., Class A	2,293,340	5,480,494
Zhongjin Gold Corp. Ltd., Class A	1,506,039	1,759,341
Zijin Mining Group Co. Ltd., Class A	10,658,951	4,996,047

		92,135,866

Real Estate — 4.5%
China Fortune Land Development Co. Ltd., Class A	1,581,555	6,758,411
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A*	2,088,068	6,540,834
China Vanke Co. Ltd., Class A	4,281,738	16,487,698
Financial Street Holdings Co. Ltd., Class A	1,028,858	1,087,647
Gemdale Corp., Class A	1,986,587	3,320,624
Greenland Holdings Group Co. Ltd., Class A	3,211,135	3,107,490
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	1,621,233	2,080,962
Poly Developments and Holdings Group Co. Ltd., Class A	6,280,707	11,014,653
Red Star Macalline Group Corp. Ltd., Class A	256,016	466,705
RiseSun Real Estate Development Co. Ltd., Class A	1,532,278	2,079,486
Seazen Holdings Co. Ltd., Class A	792,284	4,227,770
Xinhu Zhongbao Co. Ltd., Class A	3,772,946	1,643,298
Yango Group Co. Ltd., Class A	1,426,717	1,269,556
Youngor Group Co. Ltd., Class A	2,206,360	3,013,388
Zhejiang China Commodities City Group Co. Ltd., Class A	2,379,214	1,372,531

		64,471,053

	Number of Shares	Value
Utilities — 2.6%
China National Nuclear Power Co. Ltd., Class A	4,086,900	$3,253,583
China Yangtze Power Co. Ltd., Class A	5,824,338	14,876,262
Datang International Power Generation Co. Ltd., Class A	2,184,600	998,757
GD Power Development Co. Ltd., Class A	10,380,200	3,772,550
Huadian Power International Corp. Ltd., Class A	2,867,500	1,621,131
Huaneng Lancang River Hydropower, Inc., Class A	1,579,200	920,126
Huaneng Power International, Inc., Class A*	3,870,542	3,628,389
SDIC Power Holdings Co. Ltd., Class A	3,555,193	4,035,214
Sichuan Chuantou Energy Co. Ltd., Class A	1,549,122	2,012,978
Zhejiang Zheneng Electric Power Co. Ltd., Class A	3,566,088	2,396,661

		37,515,651

TOTAL COMMON STOCKS (Cost $1,291,713,489)		1,435,534,568

TOTAL INVESTMENTS — 99.1%
(Cost $1,291,713,489)		$1,435,534,568
Other assets and liabilities, net — 0.9%		13,122,483

NET ASSETS — 100.0%		$1,448,657,051

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)	$1,434,782,829	$—	$751,739	$1,435,534,568

TOTAL	$1,434,782,829	$—	$751,739	$1,435,534,568

(b)	See Schedule of Investments for additional detailed categorizations.

During the year ended May 31, 2019, the amount of transfers from Level 3 to Level 1 was $16,637,082. The investments were transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs.

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

May 31, 2019

	Number of Shares	Value
COMMON STOCKS — 99.1%

Communication Services — 5.2%
Beijing Gehua CATV Network Co. Ltd., Class A	101,300	$150,187
Beijing HualuBaina Film & TV Co. Ltd., Class A	59,200	51,825
Beijing Kunlun Tech Co. Ltd., Class A	83,200	157,790
Bluefocus Intelligent Communications Group Co. Ltd., Class A	233,500	140,764
Changjiang Publishing & Media Co. Ltd., Class A*	85,612	82,848
China South Publishing & Media Group Co. Ltd., Class A	102,200	191,465
Chinese Universe Publishing and Media Group Co. Ltd., Class A*	79,189	153,723
Dalian Zeus Entertainment Group Co. Ltd., Class A	80,980	44,614
Dr Peng Telecom & Media Group Co. Ltd., Class A	203,700	237,666
G-bits Network Technology Xiamen Co. Ltd., Class A	5,273	155,898
Guangdong Advertising Group Co. Ltd., Class A*	255,384	116,020
Guizhou Broadcasting & TV Information Network Co. Ltd., Class A	46,100	66,087
Hangzhou Shunwang Technology Co. Ltd., Class A	67,200	141,207
Huayi Brothers Media Corp., Class A*	278,374	209,971
Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	281,300	178,100
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	110,900	129,712
Kingnet Network Co. Ltd., Class A	155,900	71,724
Leo Group Co. Ltd., Class A	654,595	193,533
Mango Excellent Media Co. Ltd., Class A*	42,401	250,720
Ourpalm Co. Ltd., Class A	396,000	193,037
People.cn Co. Ltd., Class A	79,600	216,857
Shandong Publishing & Media Co. Ltd., Class A	39,909	44,722
Wasu Media Holding Co. Ltd., Class A	80,500	136,995
Xinhuanet Co. Ltd., Class A	29,450	87,410
Youzu Interactive Co. Ltd., Class A	74,500	191,574
Zhejiang Daily Digital Culture Group Co. Ltd., Class A	92,900	127,416
Zhejiang Huace Film & TV Co. Ltd., Class A*	101,800	93,670

		3,815,535

Consumer Discretionary — 8.5%
Anhui Jianghuai Automobile Group Corp., Ltd., Class A	188,800	141,590
Anhui Xinhua Media Co. Ltd., Class A	86,500	75,724
Anhui Zhongding Sealing Parts Co. Ltd., Class A	104,800	144,946
Beiqi Foton Motor Co. Ltd., Class A	668,000	224,472
Besttone Holdings Co. Ltd., Class A	43,000	85,333
BTG Hotels Group Co. Ltd., Class A*	69,845	166,509
CCOOP Group Co. Ltd., Class A	258,800	100,402

	Number of Shares	Value
Consumer Discretionary (Continued)
Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	30,770	$55,693
China CYTS Tours Holding Co. Ltd., Class A	84,300	153,553
Chongqing Department Store Co. Ltd., Class A	34,295	144,475
Chongqing Sokon Industry Group Co. Ltd., Class A	39,800	70,545
Dashang Co. Ltd., Class A	25,000	100,450
DongFeng Automobile Co. Ltd., Class A	113,800	82,062
Eastern Gold Jade Co. Ltd., Class A*	94,400	55,275
Eastern Pioneer Driving School Co. Ltd., Class A*	24,200	58,635
Ecovacs Robotics Co. Ltd., Class A*	5,724	35,374
Gansu Gangtai Holding Group Co. Ltd., Class A	64,400	17,275
Global Top E-Commerce Co. Ltd., Class A	90,150	109,863
Guangdong Chj Industry Co. Ltd., Class A	63,500	39,196
Hang Zhou Great Star Industrial Co. Ltd., Class A*	78,553	107,173
Hangzhou Lianluo Interactive Information Technology Co. Ltd., Class A*	190,100	111,037
Hisense Electric Co. Ltd., Class A	113,100	134,079
Huizhou Desay Sv Automotive Co. Ltd., Class A	16,800	53,644
Hunan Friendship & Apollo Commercial Co. Ltd., Class A	145,200	72,246
Jason Furniture Hangzhou Co. Ltd., Class A	17,582	112,560
Jiangsu Hongtu High Technology Co. Ltd., Class A	134,000	65,901
Jinzhou Cihang Group Co. Ltd., Class A*	156,700	48,137
Joyoung Co. Ltd., Class A	44,400	129,413
KingClean Electric Co. Ltd., Class A	11,800	36,027
Lifan Industry Group Co. Ltd., Class A*	99,000	71,389
Loncin Motor Co. Ltd., Class A	144,750	86,844
Meisheng Cultural & Creative Corp. Ltd., Class A*	52,860	50,544
NanJi E-Commerce Co. Ltd., Class A*	175,550	273,435
Nanjing Central Emporium, Class A	83,400	44,865
Ningbo Huaxiang Electronic Co. Ltd., Class A	53,300	84,556
Ningbo Joyson Electronic Corp., Class A	79,900	243,141
Ningbo Peacebird Fashion Co. Ltd., Class A	7,000	16,425
Ningbo Tuopu Group Co. Ltd., Class A*	40,264	87,220
Shandong Linglong Tyre Co. Ltd., Class A	69,400	167,350
Shanghai Jinjiang International Hotels Development Co. Ltd., Class A	23,100	82,288
Shanghai Yuyuan Tourist Mart Co. Ltd., Class A*	165,100	197,392
Shenzhen Fenda Technology Co. Ltd., Class A	90,662	61,454
Shenzhen Tellus Holding Co. Ltd., Class A*	16,530	49,348
Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	118,650	97,366

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2019

	Number of Shares	Value
Consumer Discretionary (Continued)
Sichuan Changhong Electric Co. Ltd., Class A	528,200	$234,627
Sinomach Automobile Co. Ltd., Class A	58,650	57,265
Sou Yu Te Group Co. Ltd., Class A*	179,524	87,512
UTour Group Co. Ltd., Class A	73,800	63,116
Visual China Group Co. Ltd., Class A	61,500	161,338
Wangfujing Group Co. Ltd., Class A	45,730	99,851
Wanxiang Qianchao Co. Ltd., Class A	197,700	169,649
Weifu High-Technology Group Co. Ltd., Class A	84,600	239,873
Wuhan Department Store Group Co. Ltd., Class A	57,309	86,371
Xinhua Winshare Publishing and Media Co. Ltd., Class A	23,000	45,975
Yantai Tayho Advanced Materials Co. Ltd., Class A	63,300	96,678
Yihua Lifestyle Technology Co. Ltd., Class A	169,900	91,397
Yotrio Group Co. Ltd., Class A*	160,640	81,318
Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	62,370	150,848
Zhejiang Semir Garment Co. Ltd., Class A	79,724	122,797
Zhejiang Yasha Decoration Co. Ltd., Class A	97,900	77,232
Zotye Automobile Co. Ltd., Class A*	146,500	92,331

		6,303,384

Consumer Staples — 8.0%
Angel Yeast Co. Ltd., Class A	68,975	291,267
Anhui Gujing Distillery Co. Ltd., Class A	16,600	255,615
Anhui Yingjia Distillery Co. Ltd., Class A	35,300	87,413
Beijing Dabeinong Technology Group Co. Ltd., Class A	304,600	273,243
Beijing Shunxin Agriculture Co. Ltd., Class A	73,970	439,523
Beijing Yanjing Brewery Co. Ltd., Class A	203,100	200,938
Better Life Commercial Chain Share Co. Ltd., Class A	50,630	58,342
Bright Dairy & Food Co. Ltd., Class A	85,900	128,718
By-health Co. Ltd., Class A	125,200	353,907
Chongqing Fuling Zhacai Group Co. Ltd., Class A	67,838	280,694
Chuying Agro-pastora Group Co. Ltd., Class A	225,900	39,421
COFCO Tunhe Sugar Co. Ltd., Class A	147,100	176,296
Fujian Sunner Development Co. Ltd., Class A	71,000	285,073
Hebei Chengde Lolo Co., Class A	86,841	106,206
Heilongjiang Agriculture Co. Ltd., Class A	102,000	158,286
Hunan Dakang International Food & Agriculture Co. Ltd., Class A*	401,220	125,566
Jiangsu King’s Luck Brewery JSC Ltd., Class A	73,000	257,728
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	79,500	444,061
Laobaixing Pharmacy Chain JSC, Class A*	16,710	137,173
Opple Lighting Co. Ltd., Class A	21,890	102,823

	Number of Shares	Value
Consumer Staples (Continued)
Shandong Denghai Seeds Co. Ltd., Class A*	52,750	$74,099
Shanghai Bailian Group Co. Ltd., Class A	115,500	155,915
Shanghai Flyco Electrical Appliance Co. Ltd., Class A	6,200	33,585
Shanghai Jahwa United Co. Ltd., Class A	47,964	195,209
Shanghai Maling Aquarius Co. Ltd., Class A	95,500	131,947
Shenzhen Agricultural Products Group Co. Ltd., Class A	100,200	80,637
Sichuan Swellfun Co. Ltd., Class A	48,899	331,385
Toly Bread Co. Ltd., Class A	12,835	74,303
Tsingtao Brewery Co. Ltd., Class A	49,797	349,106
Yuan Longping High-tech Agriculture Co. Ltd., Class A	124,954	270,315

		5,898,794

Energy — 2.7%
Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd., Class A	89,520	73,978
China Merchants Energy Shipping Co. Ltd., Class A	345,300	199,198
Datong Coal Industry Co. Ltd., Class A*	119,400	79,212
Gansu Jingyuan Coal Industry and Electricity Power Co. Ltd., Class A*	168,200	67,680
Geo-Jade Petroleum Corp., Class A*	197,340	102,458
Guanghui Energy Co. Ltd., Class A	578,840	309,714
Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia, Class A	93,700	115,676
Jizhong Energy Resources Co. Ltd., Class A	156,100	87,350
Oriental Energy Co. Ltd., Class A	164,500	205,690
Shandong Xinchao Energy Corp. Ltd., Class A*	298,500	91,266
Shanxi Meijin Energy Co. Ltd., Class A	175,500	317,397
Yang Quan Coal Industry Group Co. Ltd., Class A	173,600	143,211
Yantai Jereh Oilfield Services Group Co. Ltd., Class A*	68,341	217,921

		2,010,751

Financials — 3.2%
Guangdong Golden Dragon Development, Inc., Class A	64,674	116,406
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	40,085	53,013
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A*	211,255	220,584
Jiangsu Financial Leasing Co. Ltd., Class A	129,500	114,861
Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	154,080	103,331
Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A*	132,100	108,023
Nanjing Securities Co. Ltd., Class A*	44,600	74,807
Northeast Securities Co. Ltd., Class A	199,849	247,008
Polaris Bay Group Co. Ltd., Class A	75,700	154,810
Sealand Securities Co. Ltd., Class A	422,700	297,496

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2019

	Number of Shares	Value
Financials (Continued)
Shaanxi International Trust Co. Ltd., Class A*	283,490	$176,624
Shanghai AJ Group Co. Ltd., Class A	141,005	196,242
Shanxi Securities Co. Ltd., Class A	242,600	279,904
Wuxi Rural Commercial Bank Co. Ltd., Class A	134,200	108,578
Xishui Strong Year Co. Ltd. Inner Mongolia, Class A	79,100	118,642

		2,370,329

Health Care — 9.3%
Autobio Diagnostics Co. Ltd., Class A	11,700	110,204
Beijing SL Pharmaceutical Co. Ltd., Class A*	57,400	191,063
Beijing Tiantan Biological Products Corp. Ltd., Class A	62,509	240,524
China Animal Husbandry Industry Co. Ltd., Class A	44,660	83,088
China National Accord Medicines Corp. Ltd., Class A	21,673	133,842
China National Medicines Corp. Ltd., Class A	44,933	146,325
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	75,349	139,640
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	56,518	224,562
Da An Gene Co. Ltd. of Sun Yat-Sen University, Class A	80,938	126,068
DaShenLin Pharmaceutical Group Co. Ltd., Class A	14,690	97,202
Dezhan Healthcare Co. Ltd., Class A*	129,300	149,928
Dian Diagnostics Group Co. Ltd., Class A	45,940	111,110
Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	91,400	110,200
Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	62,600	97,234
Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	122,650	96,226
Guizhou Yibai Pharmaceutical Co. Ltd., Class A	92,300	71,351
Hangzhou Tigermed Consulting Co. Ltd., Class A*	50,029	480,029
Harbin Gloria Pharmaceuticals Co. Ltd., Class A	130,450	81,840
Harbin Pharmaceutical Group Co. Ltd., Class A*	219,720	130,556
Humanwell Healthcare Group Co. Ltd., Class A	136,100	197,856
Hybio Pharmaceutical Co. Ltd., Class A*	67,500	97,349
Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	63,448	132,408
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	85,285	281,913
Jiangzhong Pharmaceutical Co. Ltd., Class A	35,828	84,534
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	131,800	307,745

	Number of Shares	Value
Health Care (Continued)
Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A*	73,800	$88,448
Jinyu Bio-Technology Co. Ltd., Class A	169,004	360,003
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	137,356	161,448
Livzon Pharmaceutical Group, Inc., Class A	40,071	179,440
Mayinglong Pharmaceutical Group Co. Ltd., Class A	43,700	108,780
Pengqi Technology Development Co. Ltd., Class A*	151,300	58,698
Realcan Pharmaceutical Group Co. Ltd., Class A	152,430	156,304
Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	52,700	155,733
Shenzhen Neptunus Bioengineering Co. Ltd., Class A*	232,150	129,236
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	86,800	145,714
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	259,900	127,817
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd., Class A	40,062	84,413
Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A*	68,300	72,006
Vcanbio Cell & Gene Engineering Corp. Ltd., Class A*	44,900	115,977
Winning Health Technology Group Co. Ltd., Class A*	163,619	287,887
Yifan Pharmaceutical Co. Ltd., Class A	102,400	177,218
Zhejiang Conba Pharmaceutical Co. Ltd., Class A	227,240	209,418
Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	85,600	114,194
Zhejiang Medicine Co. Ltd., Class A	96,300	146,941
Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	91,050	90,212

		6,892,684

Industrials — 19.2%
AECC Aero-Engine Control Co. Ltd., Class A	80,200	162,278
Anhui Wanjiang Logistics Group Co. Ltd., Class A*	284,400	118,948
Antong Holdings Co. Ltd., Class A*	109,060	72,824
Avic Aviation High-Technology Co. Ltd., Class A*	60,500	82,019
AVIC Electromechanical Systems Co. Ltd., Class A	205,527	209,268
Avic Heavy Machinery Co. Ltd., Class A	77,900	102,798
Beijing Changjiu Logistics Corp., Class A	11,760	19,504
Beijing Shouhang Resources Saving Co. Ltd., Class A	181,355	107,236
Beijing SPC Environment Protection Tech Co. Ltd., Class A	93,100	102,179
Beijing Watertek Information Technology Co. Ltd., Class A*	149,977	124,372
Camel Group Co. Ltd., Class A	61,500	106,612

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2019

	Number of Shares	Value
Industrials (Continued)
Changyuan Group Ltd., Class A	188,340	$171,396
Chengdu Huaze Cobalt & Nickel Material Co. Ltd., Class A*	11,200	3,150
China Aerospace Times Electronics Co. Ltd., Class A*	311,700	280,961
China Baoan Group Co. Ltd., Class A	306,600	256,024
China CAMC Engineering Co. Ltd., Class A	70,582	114,620
China First Heavy Industries, Class A*	391,100	175,983
China High-Speed Railway Technology Co. Ltd., Class A	323,296	177,646
China International Marine Containers Group Co. Ltd., Class A	125,400	224,801
China Meheco Co. Ltd., Class A	75,887	150,268
China Railway Hi-tech Industry Co. Ltd., Class A	158,700	238,492
China Railway Tielong Container Logistics Co. Ltd., Class A	130,500	132,122
China XD Electric Co. Ltd., Class A	299,300	160,144
Chongqing Construction Engineering Group Corp. Ltd., Class A	80,300	57,326
CITIC Heavy Industries Co. Ltd., Class A	249,900	144,884
CMST Development Co. Ltd., Class A	125,200	101,658
COSCO SHIPPING Development Co. Ltd., Class A*	566,500	232,849
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	200,300	179,680
COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	124,000	65,453
Dalian Port PDA Co. Ltd., Class A	449,920	134,318
Dazhong Transportation Group Co. Ltd., Class A	160,600	107,703
Deppon Logistics Co. Ltd., Class A	15,100	31,969
Dongfang Electric Corp. Ltd., Class A*	158,200	235,002
Dongjiang Environmental Co. Ltd., Class A	69,400	109,998
Eternal Asia Supply Chain Management Ltd., Class A	213,600	147,251
Far East Smarter Energy Co. Ltd., Class A*	128,500	85,250
Foshan Electrical and Lighting Co. Ltd., Class A	93,451	70,488
Fujian Longking Co. Ltd., Class A	107,200	188,928
Guangxi Liugong Machinery Co. Ltd., Class A	149,630	141,563
Guosheng Financial Holding, Inc., Class A	112,187	177,330
Guoxuan High-Tech Co. Ltd., Class A	96,555	177,547
Hefei Meiya Optoelectronic Technology, Inc., Class A	39,400	165,014
Henan Pinggao Electric Co. Ltd., Class A	116,400	127,248
Henan Senyuan Electric Co. Ltd., Class A	79,400	121,954
Hongfa Technology Co. Ltd., Class A	62,880	212,568
Hunan Corun New Energy Co. Ltd., Class A*	151,847	126,141
Inner Mongolia First Machinery Group Co. Ltd., Class A	119,700	185,235
Jiangsu Hengli Hydraulic Co. Ltd., Class A	37,800	164,691
Jiangsu Zongyi Co. Ltd., Class A*	112,500	110,654
Jiangxi Hongdu Aviation Industry Co. Ltd., Class A	62,100	143,925

	Number of Shares	Value
Industrials (Continued)
Jiangxi Special Electric Motor Co. Ltd., Class A*	199,200	$148,241
Jihua Group Corp. Ltd., Class A	313,200	166,678
Juneyao Airlines Co. Ltd., Class A	77,840	139,990
Keda Clean Energy Co. Ltd., Class A	181,000	117,207
Lanzhou LS Heavy Equipment Co. Ltd., Class A	63,000	51,063
Minmetals Development Co. Ltd., Class A*	64,400	88,885
Nanyang Topsec Technologies Group, Inc., Class A	66,280	139,083
Neoglory Prosperity, Inc., Class A*	105,750	36,298
North Electro-Optic Co. Ltd., Class A	29,200	46,113
North Industries Group Red Arrow Co. Ltd., Class A*	103,247	117,932
North Navigation Control Technology Co. Ltd., Class A	129,600	172,892
Northcom Group Co. Ltd., Class A*	80,800	45,913
Orient Group, Inc., Class A	425,290	226,942
Palm Eco-Town Development Co. Ltd., Class A	167,150	98,355
Pubang Landscape Architecture Co. Ltd., Class A	176,119	78,994
Qingdao TGOOD Electric Co. Ltd., Class A	71,281	182,988
Qinhuangdao Port Co. Ltd., Class A	203,900	103,805
Rizhao Port Co. Ltd., Class A	265,800	117,685
Saurer Intelligent Technology Co. Ltd., Class A	81,900	86,225
Shandong Hi-speed Co. Ltd., Class A	97,900	67,207
Shanghai Environment Group Co. Ltd., Class A	67,340	98,866
Shanghai M&G Stationery, Inc., Class A	40,100	242,493
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A	45,649	108,760
Shanghai Tunnel Engineering Co. Ltd., Class A	271,100	250,229
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	53,000	164,187
Shenwu Environmental Technology Co. Ltd., Class A*	86,900	31,833
Shenzhen Airport Co. Ltd., Class A	149,500	181,976
Shenzhen Desay Battery Technology Co., Class A*	17,500	65,141
Shenzhen Grandland Group Co. Ltd., Class A	92,700	69,921
Shenzhen Tagen Group Co. Ltd., Class A	102,284	96,328
Shenzhen Techand Ecology & Environment Co. Ltd., Class A*	186,750	91,842
Sichuan Road & Bridge Co. Ltd., Class A	311,100	160,176
Sieyuan Electric Co. Ltd., Class A*	66,480	98,467
Sinochem International Corp., Class A	147,800	151,556
Sinoma International Engineering Co., Class A*	147,950	140,188
Sinotrans Ltd., Class A*	220,040	164,384
Sungrow Power Supply Co. Ltd., Class A	146,600	212,485
Suzhou Anjie Technology Co. Ltd., Class A	40,550	76,494
Taihai Manoir Nuclear Equipment Co. Ltd., Class A	74,000	108,645

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2019

	Number of Shares	Value
Industrials (Continued)
Taiyuan Heavy Industry Co. Ltd., Class A*	255,400	$98,347
TangShan Port Group Co. Ltd., Class A	424,374	167,086
Tian Di Science & Technology Co. Ltd., Class A*	241,500	120,161
TianGuang ZhongMao Co. Ltd., Class A	218,500	68,697
Tianjin Capital Environmental Protection Group Co. Ltd., Class A*	64,200	73,146
Tianjin Port Co. Ltd., Class A	119,200	130,653
Wolong Electric Group Co. Ltd., Class A	92,839	125,592
Xiamen ITG Group Corp. Ltd., Class A	181,448	216,938
Xiangtan Electric Manufacturing Co. Ltd., Class A	98,200	98,713
Xingyuan Environment Technology Co. Ltd., Class A	134,950	88,945
Xinjiang Machinery Research Institute Co. Ltd., Class A	132,600	95,427
Xuji Electric Co. Ltd., Class A	87,500	113,701
Zhefu Holding Group Co. Ltd., Class A	227,800	154,411
Zhejiang Kaishan Compressor Co. Ltd., Class A	49,600	74,180
Zhejiang Wanliyang Co. Ltd., Class A*	80,300	78,287
Zhejiang Wanma Co. Ltd., Class A*	101,062	83,371
Zhejiang Weiming Environment Protection Co. Ltd., Class A	24,097	67,421
Zhejiang Weixing New Building Materials Co. Ltd., Class A	74,000	212,913
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	132,700	107,174
Zhongji Innolight Co. Ltd., Class A	13,709	83,197
Zhongshan Broad Ocean Motor Co. Ltd., Class A	174,000	110,918

		14,156,017

Information Technology — 17.5%
Accelink Technologies Co. Ltd., Class A*	56,300	214,358
Addsino Co. Ltd., Class A*	156,700	223,057
Beijing Dahao Technology Corp. Ltd., Class A	17,046	25,051
Beijing Jetsen Technology Co. Ltd., Class A	220,800	143,616
Beijing Lanxum Technology Co. Ltd., Class A*	103,120	115,407
Beijing Orient National Communication Science & Technology Co. Ltd., Class A*	107,119	191,565
Beijing Philisense Technology Co. Ltd., Class A	167,200	110,200
Beijing Sinnet Technology Co. Ltd., Class A	131,048	291,247
Beijing Teamsun Technology Co. Ltd., Class A	161,060	255,511
Beijing Ultrapower Software Co. Ltd., Class A	222,100	129,728
Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	123,000	229,723
Bluedon Information Security Technology Co. Ltd., Class A	86,800	77,113

	Number of Shares	Value
Information Technology (Continued)
China Greatwall Technology Group Co. Ltd., Class A	252,019	$355,468
China National Software & Service Co. Ltd., Class A	42,000	348,839
China TransInfo Technology Co. Ltd., Class A	106,100	277,116
CPT Technology Group Co. Ltd., Class A*	187,500	73,012
East Group Co. Ltd., Class A	137,600	98,430
GCI Science & Technology Co. Ltd., Class A	50,800	90,848
GCL System Integration Technology Co. Ltd., Class A*	289,607	271,070
Glodon Co. Ltd., Class A	96,500	403,324
GRG Banking Equipment Co. Ltd., Class A	175,100	166,923
Guangdong Ellington Electronics Technology Co. Ltd., Class A	45,500	66,408
Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	102,300	182,947
Guangzhou Haige Communications Group, Inc. Co., Class A	232,000	321,544
Guomai Technologies, Inc., Class A	74,100	86,242
Hangzhou First Applied Material Co. Ltd., Class A	15,290	76,695
Hangzhou Silan Microelectronics Co. Ltd., Class A	113,080	279,691
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	121,400	139,543
Hexing Electrical Co. Ltd., Class A	28,670	58,921
HNA Technology Co. Ltd., Class A*	257,600	118,884
Huagong Tech Co. Ltd., Class A	85,400	179,944
Hubei Kaile Science & Technology Co. Ltd., Class A	72,900	182,518
Hytera Communications Corp. Ltd., Class A	131,800	163,662
Jiangsu Changjiang Electronics Technology Co. Ltd., Class A*	136,500	291,946
Julong Co. Ltd., Class A*	40,395	40,198
MLS Co. Ltd., Class A	56,900	96,259
Nanjing Huadong Electronics Information & Technology Co. Ltd., Class A*	380,400	118,501
NAURA Technology Group Co. Ltd., Class A	26,600	256,033
Neusoft Corp., Class A	124,500	224,624
Newland Digital Technology Co. Ltd., Class A	101,740	245,774
Ningbo Yunsheng Co. Ltd., Class A*	105,042	134,829
Shanghai 2345 Network Holding Group Co. Ltd., Class A	445,760	326,583
Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A*	145,800	117,964
Shanghai Belling Co. Ltd., Class A	80,800	171,183
Shengyi Technology Co. Ltd., Class A*	152,720	311,439
Shennan Circuits Co. Ltd., Class A	13,920	156,830
Shenzhen Aisidi Co. Ltd., Class A	53,800	40,502
Shenzhen Everwin Precision Technology Co. Ltd., Class A	78,680	118,012

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2019

	Number of Shares	Value
Information Technology (Continued)
Shenzhen Kaifa Technology Co. Ltd., Class A	106,800	$139,396
Shenzhen Kinwong Electronic Co. Ltd., Class A	16,100	83,637
Shenzhen Suntak Circuit Technology Co. Ltd., Class A	35,200	75,692
Shenzhen Tat Fook Technology Co. Ltd., Class A*	55,440	106,182
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	136,550	261,529
Suzhou Victory Precision Manufacture Co. Ltd., Class A	299,800	121,064
Taiji Computer Corp. Ltd., Class A	34,600	160,979
Tatwah Smartech Co. Ltd., Class A	97,700	70,593
Telling Telecommunication Holding Co. Ltd., Class A	76,600	63,633
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	14,300	45,042
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	238,200	348,344
Tongding Interconnection Information Co. Ltd., Class A	107,800	124,998
UEC Group Ltd., Class A*	65,100	43,094
Unigroup Guoxin Microelectronics Co. Ltd., Class A (a)	60,700	394,903
Universal Scientific Industrial Shanghai Co. Ltd., Class A	92,100	162,714
Venustech Group, Inc., Class A*	76,948	269,891
Vtron Group Co. Ltd., Class A	81,100	59,769
Westone Information Industry, Inc., Class A	84,704	296,852
Wonders Information Co. Ltd., Class A	124,994	236,511
Wuhan Guide Infrared Co. Ltd., Class A	52,950	139,366
Wuhu Token Science Co. Ltd., Class A	262,000	187,040
WUS Printed Circuit Kunshan Co. Ltd., Class A	170,640	226,411
Wuxi Lead Intelligent Equipment Co. Ltd., Class A*	62,500	257,615
Xiamen Faratronic Co. Ltd., Class A*	19,100	115,997
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class A	11,400	62,691
Zhejiang Crystal-Optech Co. Ltd., Class A*	97,095	155,295
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A*	91,000	164,839

		12,973,359

Materials — 15.9%
Advanced Technology & Materials Co. Ltd., Class A	92,061	118,565
Befar Group Co. Ltd., Class A	157,433	148,265
Bengang Steel Plates Co. Ltd., Class A	56,100	36,733
Chengzhi Co. Ltd., Class A	35,609	96,754
China Nonferrous Metal Industry’s Foreign Engineering and Construction Co. Ltd., Class A	202,400	178,937
China West Construction Group Co. Ltd., Class A	54,800	87,964

	Number of Shares	Value
Materials (Continued)
Chongqing Iron & Steel Co. Ltd., Class A*	958,400	$268,149
Cofco Biochemical Co. Ltd., Class A*	158,185	178,859
CSG Holding Co. Ltd., Class A	162,819	109,426
Do-Fluoride Chemicals Co. Ltd., Class A	79,700	137,818
Elion Clean Energy Co. Ltd., Class A	195,800	144,016
Fangda Special Steel Technology Co. Ltd., Class A	102,400	134,538
Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd., Class A*	455,600	133,385
GEM Co. Ltd., Class A	414,552	268,445
Guangdong HEC Technology Holding Co. Ltd., Class A	215,505	252,994
Guangdong Tapai Group Co. Ltd., Class A	51,100	82,319
Guangzhou Tinci Materials Technology Co. Ltd., Class A	23,800	81,418
Hainan Mining Co. Ltd., Class A*	57,100	45,293
Hangzhou Iron & Steel Co., Class A*(a)	75,410	56,227
Hongda Xingye Co. Ltd., Class A*	186,178	149,022
Huapont Life Sciences Co. Ltd., Class A	203,950	148,541
Huaxin Cement Co. Ltd., Class A	68,480	266,757
Hubei Xingfa Chemicals Group Co. Ltd., Class A	63,520	96,281
Hunan Gold Corp. Ltd., Class A*	121,500	143,863
Hunan Valin Steel Co. Ltd., Class A*	171,100	161,136
Inner Mongolia Xingye Mining Co. Ltd., Class A	109,700	79,580
Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	136,600	122,144
Jilin Yatai Group Co. Ltd., Class A	464,300	214,278
Jinduicheng Molybdenum Co. Ltd., Class A	136,700	131,105
Kingenta Ecological Engineering Group Co. Ltd., Class A	236,200	140,007
Kingfa Sci & Tech Co. Ltd., Class A	271,900	189,402
Lianhe Chemical Technology Co. Ltd., Class A	105,559	155,283
Liuzhou Iron & Steel Co. Ltd., Class A	73,500	62,754
Luxi Chemical Group Co. Ltd., Class A	147,100	249,276
Maanshan Iron & Steel Co. Ltd., Class A	426,200	208,987
Nanjing Iron & Steel Co. Ltd., Class A	379,600	183,948
Ningbo Shanshan Co. Ltd., Class A	79,680	134,681
ORG Technology Co. Ltd., Class A	173,450	114,319
Red Avenue New Materials Group Co. Ltd., Class A*	9,500	32,732
Rising Nonferrous Metals Share Co. Ltd., Class A*	22,400	128,996
Sansteel Minguang Co. Ltd. Fujian, Class A	140,550	180,608
SGIS Songshan Co. Ltd., Class A*	174,300	113,622
Shandong Chenming Paper Holdings Ltd., Class A	192,050	149,568
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A*	163,961	338,384
Shandong Iron and Steel Co. Ltd., Class A*	941,430	228,100
Shandong Sun Paper Industry JSC Ltd., Class A	221,400	204,675

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2019

	Number of Shares	Value
Materials (Continued)
Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	35,300	$41,950
Shanghai Huayi Group Co. Ltd., Class A	81,500	91,681
Shanghai Putailai New Energy Technology Co. Ltd., Class A	9,600	63,757
Shanying International Holding Co. Ltd., Class A	458,200	223,357
Shenghe Resources Holding Co. Ltd., Class A	152,290	271,468
Shenzhen Jinjia Group Co. Ltd., Class A	129,600	217,938
Shenzhen YUTO Packaging Technology Co. Ltd., Class A	49,940	134,829
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	356,900	249,127
Sichuan Hebang Biotechnology Co. Ltd., Class A	758,380	203,436
Stanley Agricultural Group Co. Ltd., Class A	87,000	61,984
Tangshan Jidong Cement Co. Ltd., Class A	135,581	327,328
Tangshan Sanyou Chemical Industries Co. Ltd., Class A	176,100	148,320
Tibet Huayu Mining Co. Ltd., Class A	23,000	35,460
Tibet Summit Resources Co. Ltd., Class A	28,600	160,287
Western Mining Co. Ltd., Class A*	272,600	237,461
Xinfengming Group Co. Ltd., Class A	23,516	42,563
Xinjiang Tianshan Cement Co. Ltd., Class A	92,500	138,874
Xinjiang Zhongtai Chemical Co. Ltd., Class A	215,200	245,497
Xinxing Ductile Iron Pipes Co. Ltd., Class A	400,750	254,882
Xinyu Iron & Steel Co. Ltd., Class A	181,500	132,712
Yintai Resources Co. Ltd., Class A	141,720	213,996
Yunnan Aluminium Co. Ltd., Class A*	227,700	157,628
Yunnan Copper Co. Ltd., Class A*	122,100	178,383
Yunnan Tin Co. Ltd., Class A*	142,130	233,269
Zhejiang Huafeng Spandex Co. Ltd., Class A	167,800	121,001
Zhejiang Jinke Culture Industry Co. Ltd., Class A*	113,000	96,315
Zhejiang Juhua Co. Ltd., Class A	197,890	204,631
Zhejiang Runtu Co. Ltd., Class A	97,100	182,190
Zhuzhou Times New Material Technology Co. Ltd., Class A	58,100	76,419
Zibo Qixiang Tengda Chemical Co. Ltd., Class A	125,315	148,380

		11,783,277

Real Estate — 6.5%
Beijing Capital Development Co. Ltd., Class A	186,000	242,231
Beijing Homyear Capital Holdings Co. Ltd., Class A	168,100	26,910
Beijing Urban Construction Investment & Development Co. Ltd., Class A	135,500	191,120
China Sports Industry Group Co. Ltd., Class A	96,401	155,019

	Number of Shares	Value
Real Estate (Continued)
Chongqing Dima Industry Co. Ltd., Class A	211,600	$120,543
Cinda Real Estate Co. Ltd., Class A*	126,500	74,435
Deluxe Family Co. Ltd., Class A	228,400	127,149
Grandjoy Holdings Group Co. Ltd., Class A	165,900	147,386
Greattown Holdings Ltd., Class A*	229,164	237,632
Guangzhou Yuetai Group Co. Ltd., Class A	150,000	93,455
Haining China Leather Market Co. Ltd., Class A	93,000	62,235
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	221,400	130,596
Huafa Industrial Co. Ltd. Zhuhai, Class A	243,440	283,682
Huayuan Property Co. Ltd., Class A	135,330	51,916
Hubei Fuxing Science And Technology Co. Ltd., Class A*	111,200	110,337
Jinke Properties Group Co. Ltd., Class A	381,311	357,455
Kunwu Jiuding Investment Holdings Co. Ltd., Class A*	18,300	68,357
Myhome Real Estate Development Group Co. Ltd., Class A	367,700	144,772
Nanjing Gaoke Co. Ltd., Class A*	126,520	200,533
Shanghai Industrial Development Co. Ltd., Class A	79,390	116,787
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	35,800	73,936
Shanghai Lingang Holdings Corp. Ltd., Class A	44,000	219,118
Shanghai Shimao Co. Ltd., Class A	215,000	141,394
Shanghai SMI Holding Co. Ltd., Class A	184,300	179,946
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	110,700	319,146
Shenzhen Huaqiang Industry Co. Ltd., Class A (a)	42,340	87,870
Shenzhen World Union Group, Inc., Class A	175,410	117,888
Shenzhen Zhenye Group Co. Ltd., Class A	135,700	107,444
Sichuan Languang Development Co. Ltd., Class A	214,665	183,279
Suning Universal Co. Ltd., Class A	221,200	110,379
Tahoe Group Co. Ltd., Class A	71,200	159,162
Tianjin Guangyu Development Co. Ltd., Class A	79,400	80,616
Tibet Urban Development and Investment Co. Ltd., Class A	69,600	71,067

		4,793,795

Utilities — 3.1%
An Hui Wenergy Co. Ltd., Class A	153,200	102,077
Beijing Capital Co. Ltd., Class A	324,200	159,907
Beijing Water Business Doctor Co. Ltd., Class A	97,200	96,586
CECEP Wind-Power Corp., Class A	244,200	98,260
Chengdu Xingrong Environment Co. Ltd., Class A	255,300	164,584
Chongqing Gas Group Corp. Ltd., Class A	28,700	29,222
Guangdong Baolihua New Energy Stock Co. Ltd., Class A	249,100	245,731

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2019

	Number of Shares	Value
Utilities (Continued)
Guangzhou Development Group, Inc., Class A	118,400	$104,333
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	421,500	177,505
Jointo Energy Investment Co. Ltd. Hebei, Class A*	104,900	100,455
Luenmei Quantum Co. Ltd., Class A	131,950	179,643
Shanghai Electric Power Co. Ltd., Class A*	148,200	177,400
Shenergy Co. Ltd., Class A	391,449	334,215
Shenzhen Energy Group Co. Ltd., Class A	170,150	146,009
Zhongshan Public Utilities Group Co. Ltd., Class A	125,260	153,011

		2,268,938

TOTAL COMMON STOCKS (Cost $83,139,446)		73,266,863

TOTAL INVESTMENTS — 99.1%
(Cost $83,139,446)		$73,266,863
Other assets and liabilities, net — 0.9%		630,443

NET ASSETS — 100.0%		$73,897,306

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.

JSC:	Joint Stock Company

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)	$72,727,863	$—	$539,000	$73,266,863

TOTAL	$72,727,863	$—	$539,000	$73,266,863

(b)	See Schedule of Investments for additional detailed categorizations.

During the year ended May 31, 2019, the amount of transfers from Level 1 to Level 3 was $156,875 and between Level 3 and Level 1 was $1,281,713. The investments were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity. The investments were transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs.

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All China Equity ETF

May 31, 2019

	Number of Shares	Value
COMMON STOCKS — 59.9%

Communication Services — 15.1%
58.com, Inc., ADR*	8,901	$507,624
Alibaba Pictures Group Ltd.*(a)	1,318,642	274,137
Autohome, Inc., ADR*(a)	5,539	475,800
Baidu, Inc., ADR*	24,110	2,652,100
China Literature Ltd., 144A*(a)	18,099	69,713
China Mobile Ltd.	533,785	4,660,079
China Telecom Corp. Ltd., Class H*	1,213,806	609,957
China Tower Corp. Ltd., Class H, 144A	3,738,910	839,288
China Unicom Hong Kong Ltd.	534,622	563,905
iQIYI, Inc., ADR*(a)	11,532	210,228
Momo, Inc., ADR (a)	13,866	382,286
NetEase, Inc., ADR	6,119	1,521,244
SINA Corp.*	5,689	229,039
Tencent Holdings Ltd.	498,180	20,713,685
Tencent Music Entertainment Group, ADR*(a)	8,458	111,984
Weibo Corp., ADR*	4,519	187,629
YY, Inc., ADR*	4,386	300,222

		34,308,920

Consumer Discretionary — 13.8%
Alibaba Group Holding Ltd., ADR*	124,060	18,517,196
ANTA Sports Products Ltd.	92,036	563,446
BAIC Motor Corp. Ltd., Class H, 144A	133,343	82,483
Baozun, Inc., ADR*(a)	3,216	126,164
Brilliance China Automotive Holdings Ltd.	286,687	291,786
BYD Co. Ltd., Class H (a)	55,804	326,687
China First Capital Group Ltd.*	307,277	94,058
Ctrip.com International Ltd., ADR*	35,694	1,233,585
Dongfeng Motor Group Co. Ltd., Class H	254,282	209,508
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	49,551	147,884
Geely Automobile Holdings Ltd.	430,729	706,478
GOME Retail Holdings Ltd.*(a)	1,006,104	98,807
Great Wall Motor Co. Ltd., Class H (a)	270,286	196,495
Guangzhou Automobile Group Co. Ltd., Class H	277,345	267,421
Haier Electronics Group Co. Ltd.*	110,263	280,982
HengTen Networks Group Ltd.*(a)	2,150,761	53,217
Huazhu Group Ltd., ADR (a)	11,449	350,339
JD.com, Inc., ADR*(a)	63,877	1,645,471
Li Ning Co. Ltd.*	169,000	279,779
Meituan Dianping, Class B*(a)	85,305	658,783
New Oriental Education & Technology Group, Inc., ADR*	12,416	1,063,430
Nexteer Automotive Group Ltd.	81,221	99,447
NIO, Inc., ADR*	56,242	171,538
Pinduoduo, Inc., ADR*(a)	17,530	340,433
Shenzhou International Group Holdings Ltd.	66,487	783,966
TAL Education Group, ADR*	30,916	1,063,819
Vipshop Holdings Ltd., ADR*	40,594	306,079
Yum China Holdings, Inc.	31,306	1,252,553
Zhongsheng Group Holdings Ltd.	53,770	135,376

		31,347,210

	Number of Shares	Value
Consumer Staples — 1.6%
China Agri-Industries Holdings Ltd.	213,994	$64,685
China Mengniu Dairy Co. Ltd.*	239,216	874,114
China Resources Beer Holdings Co. Ltd.	135,241	591,638
Dali Foods Group Co. Ltd., 144A	195,877	140,152
Hengan International Group Co. Ltd.	69,845	512,220
Sun Art Retail Group Ltd.	232,241	202,604
Tingyi Cayman Islands Holding Corp.	188,001	305,480
Tsingtao Brewery Co. Ltd., Class H	29,060	176,609
Uni-President China Holdings Ltd.	143,559	152,521
Want Want China Holdings Ltd.	480,899	342,862
Yihai International Holding Ltd.*	44,297	218,927

		3,581,812

Energy — 2.8%
China Coal Energy Co. Ltd., Class H	239,683	97,823
China Oilfield Services Ltd., Class H	185,233	165,611
China Petroleum & Chemical Corp., Class H	2,218,187	1,476,802
China Shenhua Energy Co. Ltd., Class H	315,661	648,187
CNOOC Ltd.	1,552,569	2,530,668
Kunlun Energy Co. Ltd.*	305,678	281,485
PetroChina Co. Ltd., Class H	1,833,450	1,024,228
Yanzhou Coal Mining Co. Ltd., Class H*	182,902	171,925

		6,396,729

Financials — 13.4%
Agricultural Bank of China Ltd., Class H*	2,538,330	1,087,779
Bank of China Ltd., Class H	6,906,227	2,862,712
Bank of Communications Co. Ltd., Class H	833,933	653,060
China Cinda Asset Management Co. Ltd., Class H	791,683	183,771
China CITIC Bank Corp. Ltd., Class H	847,599	481,065
China Construction Bank Corp., Class H	8,403,978	6,645,537
China Ding Yi Feng Holdings Ltd. (a)(b)	107,872	317,540
China Everbright Bank Co. Ltd., Class H	261,358	118,003
China Everbright Ltd.	86,045	137,618
China Galaxy Securities Co. Ltd., Class H	294,431	158,095
China Huarong Asset Management Co. Ltd., Class H, 144A*	957,631	162,444
China International Capital Corp. Ltd., Class H, 144A (a)	100,339	182,236
China Life Insurance Co. Ltd., Class H	647,387	1,502,757
China Merchants Bank Co. Ltd., Class H	339,399	1,634,109
China Minsheng Banking Corp. Ltd., Class H	589,377	428,471
China Pacific Insurance Group Co. Ltd., Class H	246,104	910,270
China Reinsurance Group Corp., Class H	556,571	101,510
China Taiping Insurance Holdings Co. Ltd.	151,594	389,592
Chongqing Rural Commercial Bank Co. Ltd., Class H	199,240	101,900
CITIC Securities Co. Ltd., Class H	178,089	324,354
Far East Horizon Ltd.	179,104	190,742
GF Securities Co. Ltd., Class H	146,635	167,197
Guotai Junan Securities Co. Ltd., Class H, 144A	55,239	94,266

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All China Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
Financials (Continued)
Haitong Securities Co. Ltd., Class H	306,689	$314,491
Huatai Securities Co. Ltd., Class H, 144A	140,506	222,572
Industrial & Commercial Bank of China Ltd., Class H	5,658,598	4,041,572
New China Life Insurance Co. Ltd., Class H	75,970	352,693
Noah Holdings Ltd., ADR*	2,769	105,914
People’s Insurance Co. Group of China Ltd., Class H*	698,973	274,577
PICC Property & Casualty Co. Ltd., Class H	640,809	692,254
Ping An Insurance Group Co. of China Ltd., Class H	484,038	5,346,269
Postal Savings Bank of China Co. Ltd., Class H, 144A	529,078	316,480
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*(a)	15,339	43,823

		30,545,673

Health Care — 1.9%
3SBio, Inc., 144A (a)	101,520	165,476
Alibaba Health Information Technology Ltd.*	330,324	313,028
China Medical System Holdings Ltd.	128,957	113,487
China Resources Pharmaceutical Group Ltd., 144A*	155,838	203,529
China Traditional Chinese Medicine Holdings Co. Ltd.	243,233	128,433
CSPC Pharmaceutical Group Ltd.	406,780	655,783
Genscript Biotech Corp.*	90,835	196,255
Hutchison China MediTech Ltd., ADR*(a)	5,390	148,818
Luye Pharma Group Ltd., 144A	91,890	69,147
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	204,503	177,884
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	44,229	130,027
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	84,240	166,319
Sihuan Pharmaceutical Holdings Group Ltd.	438,033	98,327
Sino Biopharmaceutical Ltd.	631,398	636,991
Sinopharm Group Co. Ltd., Class H (a)	112,314	421,864
SSY Group Ltd.	160,306	127,377
Tong Ren Tang Technologies Co. Ltd., Class H	68,058	87,150
WuXi AppTec Co. Ltd., Class H, 144A*	9,600	105,115
Wuxi Biologics Cayman, Inc., 144A*	50,632	478,516

		4,423,526

Industrials — 3.3%
51job, Inc., ADR*(a)	2,341	164,689
Air China Ltd., Class H*	175,676	162,892
AviChina Industry & Technology Co. Ltd., Class H	224,949	127,673
Beijing Capital International Airport Co. Ltd., Class H	170,286	143,995
BOC Aviation Ltd., 144A	19,998	166,681

	Number of Shares	Value
Industrials (Continued)
China Communications Construction Co. Ltd., Class H	431,427	$383,525
China Communications Services Corp. Ltd., Class H	225,883	169,112
China Conch Venture Holdings Ltd.	144,300	468,390
China Eastern Airlines Corp. Ltd., Class H	140,357	77,155
China Everbright International Ltd.	315,885	298,942
China Merchants Port Holdings Co. Ltd.	123,704	216,467
China Railway Construction Corp. Ltd., Class H	194,279	227,221
China Railway Group Ltd., Class H	365,655	273,289
China Southern Airlines Co. Ltd., Class H	176,701	113,586
China State Construction International Holdings Ltd.	191,366	195,990
CITIC Ltd.	544,112	738,386
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	107,348	56,135
COSCO SHIPPING Holdings Co. Ltd., Class H*	284,796	104,975
COSCO SHIPPING Ports Ltd.	177,057	172,076
Country Garden Services Holdings Co. Ltd.	89,249	183,039
CRRC Corp. Ltd., Class H	403,394	345,742
Fosun International Ltd.	250,186	322,922
Fullshare Holdings Ltd.*(a)	646,365	60,180
Greentown Service Group Co. Ltd.*	97,289	76,560
Haitian International Holdings Ltd.	57,860	114,384
Jiangsu Expressway Co. Ltd., Class H	113,041	157,439
Metallurgical Corp. of China Ltd., Class H	272,823	72,724
Shanghai Electric Group Co. Ltd., Class H	249,474	88,137
Shanghai Industrial Holdings Ltd.	47,791	99,598
Shenzhen International Holdings Ltd.	88,963	156,355
Sinopec Engineering Group Co. Ltd., Class H	129,988	105,774
Sinotrans Ltd., Class H	237,498	87,238
Sinotruk Hong Kong Ltd. (a)	65,302	123,765
Weichai Power Co. Ltd., Class H	187,129	284,492
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	41,366	43,526
Zhejiang Expressway Co. Ltd., Class H	143,702	150,107
Zhuzhou CRRC Times Electric Co. Ltd., Class H	54,352	292,537
ZTO Express Cayman, Inc., ADR (a)	29,347	529,420

		7,555,118

Information Technology — 1.7%
AAC Technologies Holdings, Inc.	69,549	369,897
BYD Electronic International Co. Ltd.	65,904	86,745
China Railway Signal & Communication Corp. Ltd., Class H, 144A	138,597	91,213
GDS Holdings Ltd., ADR*	5,686	184,738
Hua Hong Semiconductor Ltd., 144A (a)	32,419	68,141
Kingboard Holdings Ltd.	60,505	158,969
Kingboard Laminates Holdings Ltd.	104,157	88,873
Kingdee International Software Group Co. Ltd. (a)	184,345	205,258
Kingsoft Corp. Ltd.*	77,144	212,525

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All China Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
Information Technology (Continued)
Legend Holdings Corp., Class H, 144A	32,268	$77,866
Lenovo Group Ltd.	668,694	464,812
Meitu, Inc., 144A*	125,027	42,257
Semiconductor Manufacturing International Corp.*(a)	267,709	321,979
Sunny Optical Technology Group Co. Ltd.	66,194	564,382
TravelSky Technology Ltd., Class H	91,148	188,793
Xiaomi Corp., Class B, 144A*(a)	315,806	385,869
Xinyi Solar Holdings Ltd.	310,404	170,235
ZTE Corp., Class H*	56,983	137,069

		3,819,621

Materials — 1.2%
Aluminum Corp. of China Ltd., Class H*	363,607	130,778
Angang Steel Co. Ltd., Class H (a)	139,755	62,921
Anhui Conch Cement Co. Ltd., Class H	113,646	663,855
BBMG Corp., Class H	229,610	69,405
China Hongqiao Group Ltd.	202,899	146,729
China Molybdenum Co. Ltd., Class H (a)	354,334	111,174
China National Building Material Co. Ltd., Class H	372,223	286,269
China Oriental Group Co. Ltd.	101,511	58,909
China Resources Cement Holdings Ltd.	212,676	184,451
China Zhongwang Holdings Ltd.	134,516	64,165
Jiangxi Copper Co. Ltd., Class H	120,051	149,900
Lee & Man Paper Manufacturing Ltd.	152,759	99,364
Maanshan Iron & Steel Co. Ltd., Class H (a)	164,891	70,242
MMG Ltd.*	215,015	65,542
Nine Dragons Paper Holdings Ltd.*	157,426	125,490
Sinopec Shanghai Petrochemical Co. Ltd., Class H	348,202	151,884
Zhaojin Mining Industry Co. Ltd., Class H	95,973	88,132
Zijin Mining Group Co. Ltd., Class H	492,280	173,918

		2,703,128

Real Estate — 3.4%
Agile Group Holdings Ltd.	152,902	193,649
China Evergrande Group (a)	159,349	423,749
China Jinmao Holdings Group Ltd.	405,799	234,457
China Overseas Land & Investment Ltd.	333,645	1,157,463
China Resources Land Ltd.	241,984	984,534
China Vanke Co. Ltd., Class H	119,764	423,880
CIFI Holdings Group Co. Ltd.	333,460	199,466
Country Garden Holdings Co. Ltd. (a)	662,413	895,546
Future Land Development Holdings Ltd.	168,976	184,266
Guangzhou R&F Properties Co. Ltd., Class H	76,543	144,875
Kaisa Group Holdings Ltd.*(a)	199,677	83,023
KWG Group Holdings Ltd.	100,351	100,728
Logan Property Holdings Co. Ltd.	138,306	204,269
Longfor Group Holdings Ltd.	138,018	506,089
Shenzhen Investment Ltd.	331,782	122,294
Shimao Property Holdings Ltd.	112,769	322,894
Shui On Land Ltd.	342,222	77,693
Sino-Ocean Group Holding Ltd.	282,169	112,644

	Number of Shares	Value
Real Estate (Continued)
SOHO China Ltd.	194,138	$60,664
Sunac China Holdings Ltd.	222,019	957,107
Yuexiu Property Co. Ltd.	629,271	142,860
Yuzhou Properties Co. Ltd.	166,485	75,805

		7,607,955

Utilities — 1.7%
Beijing Enterprises Holdings Ltd.	45,550	228,896
Beijing Enterprises Water Group Ltd.*	461,910	245,667
CGN Power Co. Ltd., Class H, 144A	914,831	252,028
China Gas Holdings Ltd.	160,722	516,570
China Longyuan Power Group Corp. Ltd., Class H	294,287	185,793
China Power International Development Ltd.	362,001	93,726
China Resources Gas Group Ltd.	78,979	378,247
China Resources Power Holdings Co. Ltd.	163,324	237,886
Datang International Power Generation Co. Ltd., Class H	360,689	90,166
ENN Energy Holdings Ltd.*	66,338	596,493
Guangdong Investment Ltd.	257,654	506,728
Huadian Power International Corp. Ltd., Class H	158,028	65,504
Huaneng Power International, Inc., Class H*	328,914	207,235
Huaneng Renewables Corp. Ltd., Class H	420,546	113,711
Towngas China Co. Ltd.*	92,901	70,026

		3,788,676

TOTAL COMMON STOCKS (Cost $149,929,109)		136,078,368

RIGHTS — 0.0%

Financials — 0.0%
Zhengqi Financial Holding Corp.*, expires 12/31/49 (b) (Cost $0)	2,516	0

EXCHANGE-TRADED FUNDS — 39.8%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF*(a)(c)	475,222	12,298,745
Xtrackers MSCI China A Inclusion Equity ETF (a)(c)	4,178,491	78,137,782

TOTAL EXCHANGE-TRADED FUNDS (Cost $100,524,926)		90,436,527

SECURITIES LENDING COLLATERAL — 0.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.29% (d)(e) (Cost $2,132,624)	2,132,624	2,132,624

TOTAL INVESTMENTS — 100.6% (Cost $252,586,659)		$228,647,519
Other assets and liabilities, net — (0.6%)		(1,421,524)

NET ASSETS — 100.0%		$227,225,995

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All China Equity ETF (Continued)

May 31, 2019

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2019 is as follows:

Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2019	Value ($) at 5/31/2019
EXCHANGE-TRADED FUNDS — 39.8%
Xtrackers Harvest CSI 300 China A-Shares ETF (a)(c)
11,827,982	—	(10,452,618)		(2,242,089)	866,725	—	—	—	—

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF*(a)(c)
1,835,685	21,211,815	(8,758,349)		(68,710)	(1,921,696)	—	—	475,222	12,298,745

Xtrackers MSCI China A Inclusion Equity ETF (a)(c)
—	140,571,977	(55,272,430)		796,601	(7,958,366)	112,237	—	4,178,491	78,137,782

SECURITIES LENDING COLLATERAL — 0.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.29% (d)(e)
2,653,919	—	(521,295	)(f)	—	—	59,499	—	2,132,624	2,132,624

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 2.35% (d)
—	82,388,723	(82,388,723)		—	—	6,949	—	—	—

16,317,586	244,172,515	(157,393,415)		(1,514,198)	(9,013,337)	178,685	—	6,786,337	92,569,151

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2019 amounted to $8,638,310, which is 3.8% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund advised by DBX Advisors LLC.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $7,755,005.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2019.

ADR:	American Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At May 31, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
MSCI China Free Index Futures	USD	15	$585,300	$584,850	6/21/2019	$(450)

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All China Equity ETF (Continued)

May 31, 2019

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$135,760,828	$—	$317,540	$136,078,368
Rights	—	—	0	0
Exchange-Traded Funds	90,436,527	—	—	90,436,527
Short-Term Investments	2,132,624	—	—	2,132,624

TOTAL	$228,329,979	$—	$317,540	$228,647,519

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Futures Contracts	$(450)	$—	$—	$(450)

TOTAL	$(450)	$—	$—	$(450)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the period ended May 31, 2019, the amount of transfers from Level 3 to Level 1 was $24,009. The investment was transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs.

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI China A Inclusion Equity ETF

May 31, 2019

	Number of Shares	Value
COMMON STOCKS — 99.3%

Communication Services — 2.0%
China Film Co. Ltd., Class A	44,300	$96,675
China South Publishing & Media Group Co. Ltd., Class A	51,100	95,741
China United Network Communications Ltd., Class A	883,100	755,325
Chinese Universe Publishing and Media Group Co. Ltd., Class A*	39,200	76,103
CITIC Guoan Information Industry Co. Ltd., Class A	111,600	64,225
Giant Network Group Co. Ltd., Class A	38,400	101,800
Mango Excellent Media Co. Ltd., Class A*	18,765	110,969
Perfect World Co. Ltd., Class A*	24,900	91,869
Shanghai Oriental Pearl Group Co. Ltd., Class A	97,697	143,168
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	60,500	109,688

		1,645,563

Consumer Discretionary — 7.4%
BYD Co. Ltd., Class A	51,598	359,087
China Grand Automotive Services Group Co. Ltd., Class A	232,891	147,128
China International Travel Service Corp. Ltd., Class A	55,543	619,988
China Shipbuilding Industry Group Power Co. Ltd., Class A	48,839	157,087
Chongqing Changan Automobile Co. Ltd., Class A	111,000	112,070
Fuyao Glass Industry Group Co. Ltd., Class A	57,009	179,501
Gree Electric Appliances, Inc. of Zhuhai, Class A	85,600	645,844
Guangzhou Automobile Group Co. Ltd., Class A	67,660	105,689
Hangzhou Robam Appliances Co. Ltd., Class A	27,000	98,799
HLA Corp. Ltd., Class A	85,200	106,913
Huayu Automotive Systems Co. Ltd., Class A	89,700	259,792
Liaoning Cheng Da Co. Ltd., Class A	43,500	79,682
Midea Group Co. Ltd., Class A	98,062	701,539
Oppein Home Group, Inc., Class A	8,000	131,657
Qingdao Haier Co. Ltd., Class A	173,500	397,893
SAIC Motor Corp. Ltd., Class A	221,727	765,938
Shandong Linglong Tyre Co. Ltd., Class A	34,200	82,477
Shenzhen Overseas Chinese Town Co. Ltd., Class A	233,500	229,689
Songcheng Performance Development Co. Ltd., Class A	41,291	127,450
Suning.com Co. Ltd., Class A	264,964	414,272
TCL Corp., Class A	385,600	184,092
Wanxiang Qianchao Co. Ltd., Class A	78,400	67,283
Weifu High-Technology Group Co. Ltd., Class A	23,800	67,489

	Number of Shares	Value
Consumer Discretionary (Continued)
Zhejiang Semir Garment Co. Ltd., Class A	51,200	$78,870

		6,120,229

Consumer Staples — 14.5%
Beijing Dabeinong Technology Group Co. Ltd., Class A	120,800	108,374
Foshan Haitian Flavouring & Food Co. Ltd., Class A	64,026	925,323
Henan Shuanghui Investment & Development Co. Ltd., Class A	78,300	283,130
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	173,013	748,883
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	42,924	708,017
Kweichow Moutai Co. Ltd., Class A	35,777	4,592,650
Luzhou Laojiao Co. Ltd., Class A	41,706	424,871
Muyuan Foodstuff Co. Ltd., Class A	39,610	361,927
New Hope Liuhe Co. Ltd., Class A	119,972	356,465
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	24,610	200,624
Tongwei Co. Ltd., Class A	110,500	245,444
Tsingtao Brewery Co. Ltd., Class A	19,800	138,823
Wens Foodstuffs Group Co. Ltd., Class A	151,187	859,172
Wuliangye Yibin Co. Ltd., Class A	110,454	1,613,043
Yonghui Superstores Co. Ltd., Class A*	272,366	384,989

		11,951,735

Energy — 2.6%
China Petroleum & Chemical Corp., Class A	725,250	568,011
China Shenhua Energy Co. Ltd., Class A	125,200	332,090
Guanghui Energy Co. Ltd., Class A	193,400	103,490
Offshore Oil Engineering Co. Ltd., Class A	125,800	105,239
PetroChina Co. Ltd., Class A	460,835	475,249
Shaanxi Coal Industry Co. Ltd., Class A	237,199	298,674
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	85,100	94,635
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	89,700	79,697
Yanzhou Coal Mining Co. Ltd., Class A	70,200	107,935

		2,165,020

Financials — 33.0%
Agricultural Bank of China Ltd., Class A*	2,120,117	1,125,323
Anxin Trust Co. Ltd., Class A*	155,700	115,655
Avic Capital Co. Ltd., Class A	255,510	200,114
Bank of Beijing Co. Ltd., Class A	601,814	503,454
Bank of Chengdu Co. Ltd., Class A	102,750	125,674
Bank of China Ltd., Class A	999,812	559,525
Bank of Communications Co. Ltd., Class A	1,117,138	960,334
Bank of Guiyang Co. Ltd., Class A	65,400	121,308
Bank of Hangzhou Co. Ltd., Class A	146,040	172,936
Bank of Jiangsu Co. Ltd., Class A	328,561	344,050
Bank of Nanjing Co. Ltd., Class A	241,400	289,339
Bank of Ningbo Co. Ltd., Class A	148,250	496,080
Bank of Shanghai Co. Ltd., Class A	311,035	505,146

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI China A Inclusion Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
Financials (Continued)
Caitong Securities Co. Ltd., Class A	102,100	$151,387
Changjiang Securities Co. Ltd., Class A	157,400	162,323
China CITIC Bank Corp. Ltd., Class A	161,500	134,639
China Construction Bank Corp., Class A	273,100	274,945
China Everbright Bank Co. Ltd., Class A	1,133,131	627,597
China Life Insurance Co. Ltd., Class A	79,014	297,678
China Merchants Bank Co. Ltd., Class A	587,143	2,897,119
China Merchants Securities Co. Ltd., Class A	162,732	362,871
China Minsheng Banking Corp. Ltd., Class A	1,009,271	889,444
China Pacific Insurance Group Co. Ltd., Class A	178,977	888,541
CITIC Securities Co. Ltd., Class A	280,055	813,124
Dongxing Securities Co. Ltd., Class A	78,500	132,133
East Money Information Co. Ltd., Class A	185,400	338,275
Everbright Securities Co. Ltd., Class A	111,237	178,893
First Capital Securities Co. Ltd., Class A	99,700	89,445
Founder Securities Co. Ltd., Class A	234,300	242,304
GF Securities Co. Ltd., Class A	168,500	315,217
Guosen Securities Co. Ltd., Class A	116,700	200,808
Guotai Junan Securities Co. Ltd., Class A	213,951	495,906
Guoyuan Securities Co. Ltd., Class A	95,800	127,123
Haitong Securities Co. Ltd., Class A	230,314	401,953
Hithink RoyalFlush Information Network Co. Ltd., Class A	15,300	186,452
Huaan Securities Co. Ltd., Class A	103,100	91,603
Huatai Securities Co. Ltd., Class A	185,880	499,476
Huaxi Securities Co. Ltd., Class A	74,700	103,541
Huaxia Bank Co. Ltd., Class A	364,998	394,840
Hubei Biocause Pharmaceutical Co. Ltd., Class A	117,200	107,342
Industrial & Commercial Bank of China Ltd., Class A	1,534,733	1,241,838
Industrial Bank Co. Ltd., Class A	591,285	1,498,435
Industrial Securities Co. Ltd., Class A	190,600	169,895
New China Life Insurance Co. Ltd., Class A	59,364	441,817
Orient Securities Co. Ltd., Class A	169,851	251,108
Ping An Bank Co. Ltd., Class A	488,666	858,477
Ping An Insurance Group Co. of China Ltd., Class A	308,309	3,513,037
SDIC Capital Co. Ltd., Class A	100,300	178,519
Shanghai Pudong Development Bank Co. Ltd., Class A	835,427	1,341,137
Shanxi Securities Co. Ltd., Class A	80,500	92,887
Shenwan Hongyuan Group Co. Ltd., Class A	534,495	363,877
Sinolink Securities Co. Ltd., Class A	86,100	113,506
SooChow Securities Co. Ltd., Class A*	85,400	121,329
Western Securities Co. Ltd., Class A	99,700	140,926

		27,250,705

Health Care — 6.4%
Aier Eye Hospital Group Co. Ltd., Class A*	67,773	374,293
Beijing Tongrentang Co. Ltd., Class A	39,000	164,367

	Number of Shares	Value
Health Care (Continued)
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	28,775	$114,342
Chongqing Zhifei Biological Products Co. Ltd., Class A	37,900	220,354
Dong-E-E-Jiao Co. Ltd., Class A	18,600	109,537
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	40,000	223,217
Hangzhou Tigermed Consulting Co. Ltd., Class A*	14,167	135,946
Huadong Medicine Co. Ltd., Class A	41,550	175,354
Jiangsu Hengrui Medicine Co. Ltd., Class A	125,912	1,128,879
Jointown Pharmaceutical Group Co. Ltd., Class A	53,400	100,513
Kangmei Pharmaceutical Co. Ltd., Class A	164,056	99,146
Lepu Medical Technology Beijing Co. Ltd., Class A	50,700	168,046
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	88,860	171,231
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	25,276	93,402
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	57,200	204,110
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	54,700	145,169
Shenzhen Kangtai Biological Products Co. Ltd., Class A	18,300	134,297
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	11,500	244,658
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	24,800	79,803
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	41,000	178,355
Tasly Pharmaceutical Group Co. Ltd., Class A	43,020	113,923
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	57,900	124,600
Walvax Biotechnology Co. Ltd., Class A*	43,800	152,251
Yunnan Baiyao Group Co. Ltd., Class A	29,670	332,470
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	17,196	266,628

		5,254,891

Industrials — 11.6%
AECC Aviation Power Co. Ltd., Class A	64,000	215,637
Air China Ltd., Class A	113,400	138,374
AVIC Aircraft Co. Ltd., Class A	78,800	178,441
AVIC Shenyang Aircraft Co. Ltd., Class A*	26,600	111,531
China Avionics Systems Co. Ltd., Class A	41,700	90,159
China Communications Construction Co. Ltd., Class A	78,000	122,853
China Eastern Airlines Corp. Ltd., Class A	279,200	241,219
China Gezhouba Group Co. Ltd., Class A	131,100	117,048
China International Marine Containers Group Co. Ltd., Class A	37,560	67,339

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI China A Inclusion Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
Industrials (Continued)
China National Chemical Engineering Co. Ltd., Class A	140,400	$122,921
China Railway Construction Corp. Ltd., Class A	327,394	443,883
China Shipbuilding Industry Co. Ltd., Class A	651,200	481,838
China Southern Airlines Co. Ltd., Class A	244,800	253,869
China Spacesat Co. Ltd., Class A	33,700	114,129
China State Construction Engineering Corp. Ltd., Class A	1,195,011	966,950
Contemporary Amperex Technology Co. Ltd., Class A*	20,800	208,326
COSCO SHIPPING Development Co. Ltd., Class A*	225,800	92,819
COSCO SHIPPING Holdings Co. Ltd., Class A*	183,700	126,650
CRRC Corp. Ltd., Class A	692,444	790,006
Daqin Railway Co. Ltd., Class A	423,113	510,190
Dongfang Electric Corp. Ltd., Class A*	78,300	116,324
Fangda Carbon New Material Co. Ltd., Class A*	51,393	132,538
Guangshen Railway Co. Ltd., Class A	160,900	73,103
Metallurgical Corp. of China Ltd., Class A	508,114	219,863
NARI Technology Co. Ltd., Class A	130,500	344,454
Power Construction Corp. of China Ltd., Class A	362,900	257,526
Sany Heavy Industry Co. Ltd., Class A	222,050	386,569
SF Holding Co. Ltd., Class A	33,500	144,376
Shanghai Electric Group Co. Ltd., Class A	223,000	171,114
Shanghai International Airport Co. Ltd., Class A	27,395	273,193
Shanghai International Port Group Co. Ltd., Class A	241,800	264,011
Shanghai Tunnel Engineering Co. Ltd., Class A	89,500	82,618
Shenzhen Inovance Technology Co. Ltd., Class A	47,300	154,525
Spring Airlines Co. Ltd., Class A	26,498	167,018
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	76,200	106,060
TBEA Co. Ltd., Class A	105,681	109,444
Tus-Sound Environmental Resources Co. Ltd., Class A*	40,700	57,529
Weichai Power Co. Ltd., Class A	170,500	287,726
XCMG Construction Machinery Co. Ltd., Class A*	222,949	137,632
Xiamen C & D, Inc., Class A	80,700	102,080
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	98,443	162,293
Zhejiang Chint Electrics Co. Ltd., Class A	61,217	208,644
Zhengzhou Yutong Bus Co. Ltd., Class A	63,000	113,676
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	182,750	141,547

		9,608,045

Information Technology — 7.5%
360 Security Technology, Inc., Class A	38,500	118,057

	Number of Shares	Value
Information Technology (Continued)
Aisino Corp., Class A	52,996	$175,426
Beijing Shiji Information Technology Co. Ltd., Class A	25,300	121,699
BOE Technology Group Co. Ltd., Class A	963,802	478,207
Chaozhou Three-Circle Group Co. Ltd., Class A	49,558	134,954
DHC Software Co. Ltd., Class A	88,700	91,474
Focus Media Information Technology Co. Ltd., Class A	417,723	334,990
Foxconn Industrial Internet Co. Ltd., Class A*	112,100	221,188
GoerTek, Inc., Class A*	92,377	105,392
Guangzhou Haige Communications Group, Inc. Co., Class A	65,700	91,066
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	266,100	953,380
Hengtong Optic-electric Co. Ltd., Class A	54,200	123,908
Hundsun Technologies, Inc., Class A	22,880	205,727
Iflytek Co. Ltd., Class A*	59,534	249,706
Lens Technology Co. Ltd., Class A	93,100	93,058
LONGi Green Energy Technology Co. Ltd., Class A*	103,310	355,088
Luxshare Precision Industry Co. Ltd., Class A	117,070	362,364
Ninestar Corp., Class A	30,300	106,024
OFILM Group Co. Ltd., Class A	77,200	90,861
Sanan Optoelectronics Co. Ltd., Class A	116,079	179,481
Shanghai 2345 Network Holding Group Co. Ltd., Class A	126,420	92,629
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	45,700	87,535
Tianma Microelectronics Co. Ltd., Class A	58,300	113,940
Tunghsu Optoelectronic Technology Co. Ltd., Class A	156,000	112,503
Unisplendour Corp. Ltd., Class A	35,420	144,630
Wangsu Science & Technology Co. Ltd., Class A	69,200	104,901
Wuxi Lead Intelligent Equipment Co. Ltd., Class A*	25,100	103,468
Yonyou Network Technology Co. Ltd., Class A	70,920	233,531
Zhejiang Dahua Technology Co. Ltd., Class A	85,300	154,036
ZTE Corp., Class A*	97,800	405,693

		6,144,916

Materials — 5.9%
Aluminum Corp. of China Ltd., Class A*	372,208	215,815
Angang Steel Co. Ltd., Class A	116,700	85,676
Anhui Conch Cement Co. Ltd., Class A	113,864	649,535
Baoshan Iron & Steel Co. Ltd., Class A	528,357	480,106
BBMG Corp., Class A	237,300	124,928
China Molybdenum Co. Ltd., Class A	502,800	292,260
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	103,393	195,806
Ganfeng Lithium Co. Ltd., Class A*	31,700	111,928
Hengli Petrochemical Co. Ltd., Class A	62,300	153,927

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI China A Inclusion Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
Materials (Continued)
Hengyi Petrochemical Co. Ltd., Class A*	80,900	$157,526
Hesteel Co. Ltd., Class A	302,200	130,327
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	1,297,400	329,349
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	240,195	112,594
Jiangxi Copper Co. Ltd., Class A	59,044	126,636
Jinduicheng Molybdenum Co. Ltd., Class A	76,500	73,376
Maanshan Iron & Steel Co. Ltd., Class A	169,900	83,319
Rongsheng Petro Chemical Co. Ltd., Class A	83,552	138,346
Shandong Gold Mining Co. Ltd., Class A*	52,891	237,177
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	101,600	70,926
Sinopec Shanghai Petrochemical Co. Ltd., Class A	173,870	131,409
Tianqi Lithium Corp., Class A*	32,500	130,082
Tongling Nonferrous Metals Group Co. Ltd., Class A	299,600	104,143
Transfar Zhilian Co. Ltd., Class A	92,690	100,001
Zhejiang Huayou Cobalt Co. Ltd., Class A	23,640	97,858
Zhejiang Longsheng Group Co. Ltd., Class A	92,600	221,311
Zhongjin Gold Corp. Ltd., Class A	98,200	114,727
Zijin Mining Group Co. Ltd., Class A	492,197	230,723

		4,899,811

Real Estate — 5.1%
China Fortune Land Development Co. Ltd., Class A	85,440	365,142
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A*	187,515	587,442
China Vanke Co. Ltd., Class A	276,796	1,065,959
Financial Street Holdings Co. Ltd., Class A	85,100	89,971
Gemdale Corp., Class A	128,522	214,848
Greenland Holdings Corp. Ltd., Class A	230,873	223,442
Jinke Properties Group Co. Ltd., Class A	152,000	142,504
Oceanwide Holdings Co. Ltd., Class A	98,600	91,444
Poly Developments and Holdings Group Co. Ltd., Class A	338,573	593,821
RiseSun Real Estate Development Co. Ltd., Class A	123,800	168,027
Seazen Holdings Co. Ltd., Class A	64,213	342,685
Xinhu Zhongbao Co. Ltd., Class A	244,800	106,632
Youngor Group Co. Ltd., Class A	101,900	139,185
Zhejiang China Commodities City Group Co. Ltd., Class A	154,900	89,368

		4,220,470

Utilities — 3.3%
Beijing Capital Co. Ltd., Class A	161,800	79,813
China National Nuclear Power Co. Ltd., Class A	369,184	293,935
China Yangtze Power Co. Ltd., Class A	417,400	1,066,204

	Number of Shares	Value
Utilities (Continued)
GD Power Development Co. Ltd., Class A	559,300	$203,290
Huadian Power International Corp. Ltd., Class A	193,200	109,235
Huaneng Power International, Inc., Class A*	135,600	127,128
Hubei Energy Group Co. Ltd., Class A	123,500	72,677
SDIC Power Holdings Co. Ltd., Class A	193,095	219,187
Shenergy Co. Ltd., Class A	129,600	110,661
Shenzhen Energy Group Co. Ltd., Class A	94,000	80,671
Sichuan Chuantou Energy Co. Ltd., Class A	125,300	162,834
Zhejiang Zheneng Electric Power Co. Ltd., Class A	258,100	173,478

		2,699,113

TOTAL COMMON STOCKS (Cost $83,995,388)		81,960,498

EXCHANGE-TRADED FUNDS — 0.0%
Xtrackers Harvest CSI 300 China A-Shares ETF (a)(b) (Cost $5,501)	250	6,530

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.29% (c)(d) (Cost $6,352)	6,352	6,352

CASH EQUIVALENTS — 0.6%
DWS Government Money Market Series “Institutional Shares”, 2.35% (c) (Cost $501,496)	501,496	501,496

TOTAL INVESTMENTS — 99.9% (Cost $84,508,737)		$82,474,876
Other assets and liabilities, net — 0.1%		45,265

NET ASSETS — 100.0%		$82,520,141

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI China A Inclusion Equity ETF (Continued)

May 31, 2019

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2019 is as follows:

Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2019	Value ($) at 5/31/2019
EXCHANGE-TRADED FUNDS — 0.0%
Xtrackers Harvest CSI 300 China A-Shares ETF (a)(b)
2,048,942	34,784	(2,090,007)		328,061	(315,250)	—	55	250	6,530

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.29% (c)(d)
75,000	—	(68,648	)(e)	—	—	67	—	6,352	6,352

CASH EQUIVALENTS — 0.6%
DWS Government Money Market Series “Institutional Shares”, 2.35% (c)
—	66,978,174	(66,476,678)		—	—	11,922	—	501,496	501,496

2,123,942	67,012,958	(68,635,333)		328,061	(315,250)	11,989	55	508,098	514,378

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2019 amounted to $6,190, which is 0.0% of net assets.

(b)	Affiliated fund advised by DBX Advisors LLC.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2019.

At May 31, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
SGX FTSE China A50 Index Futures	USD	30	$377,400	$376,725	6/27/2019	$(675)

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$81,960,498	$—	$—	$81,960,498
Exchange-Traded Funds	6,530	—	—	6,530
Short-Term Investments (f)	507,848	—	—	507,848

TOTAL	$82,474,876	$—	$—	$82,474,876

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Futures Contracts	$(675)	$—	$—	$(675)

TOTAL	$(675)	$—	$—	$(675)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	37

DBX ETF Trust

Statements of Assets and Liabilities

May 31, 2019

	Xtrackers Harvest CSI 300 China A-Shares ETF		Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF		Xtrackers MSCI All China Equity ETF	Xtrackers MSCI China A Inclusion Equity ETF
Assets
Investment in non-affiliated securities at value	$1,435,534,568		$73,266,863		$136,078,368	$81,960,498
Investment in affiliated securities at value	—		—		90,436,527	6,530
Investment in DWS Government Money Market Series	—		—		—	501,496
Investment in DWS Government & Agency Securities Portfolio*	—		—		2,132,624	6,352
Cash	34,463,509		—		—	—
Foreign currency at value	115,417,320	†	676,387	†	76,099	17,123
Deposit with broker for futures contracts	—		—		63,466	29,700
Receivables:
Investment securities sold	—		—		7,842	—
Capital shares	379,824		—		—	—
Variation margin on futures contracts	—		—		29,145	—
Dividends	—		627		643,459	52,041
Interest	—		—		244	2,031
Securities lending income	—		—		6,655	—

Total assets	$1,585,795,221		$73,943,877		$229,474,429	$82,575,771

Liabilities
Due to custodian	$—		$4,484		$59,909	$—
Payable upon return of securities loaned	—		—		2,132,624	6,352
Payables:
Investment securities purchased	1,102,107		—		23	—
Capital shares	134,900,971		—		—	—
Investment advisory fees	1,135,092		42,087		55,878	46,053
Variation margin on futures contracts	—		—		—	3,225

Total liabilities	137,138,170		46,571		2,248,434	55,630

Net Assets, at value	$1,448,657,051		$73,897,306		$227,225,995	$82,520,141

Net Assets Consist of
Paid-in capital	$1,466,203,341		$97,148,561		$256,480,650	$87,094,709
Distributable earnings (loss)	(17,546,290)		(23,251,255)		(29,254,655)	(4,574,568)

Net Assets, at value	$1,448,657,051		$73,897,306		$227,225,995	$82,520,141

Number of Common Shares outstanding	55,150,001		2,850,001		7,300,001	4,400,001

Net Asset Value	$26.27		$25.93		$31.13	$18.75

Investment in non-affiliated securities at cost	$1,291,713,489		$83,139,446		$149,929,109	$83,995,388

Investment in affiliated securities at cost	$—		$—		$100,524,926	$5,501

Value of securities loaned	$—		$—		$8,638,310	$6,190

Investment in DWS Government Money Market Series at cost	$—		$—		$—	$501,496

Investment in DWS Government & Agency Securities Portfolio at cost*	$—		$—		$2,132,624	$6,352

Non-cash collateral for securities on loan	$—		$—		$7,755,005	$—

Foreign currency at cost	$115,343,541		$686,895		$76,098	$17,127

*	Represents collateral on securities loaned.
†

Included in foreign currency at value is $40,580 and $8,506 respectively which represents foreign investor minimum settlement reserve funds required by China Securities Depository and Clearing Corporation Limited.

See Notes to Financial Statements.	38

DBX ETF Trust

Statements of Operations

For the Year Ended May 31, 2019

	Xtrackers Harvest CSI 300 China A-Shares ETF	Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	Xtrackers MSCI All China Equity ETF	Xtrackers MSCI China A Inclusion Equity ETF
Investment Income
Unaffiliated interest income	$1,805	$413	$—	$—
Unaffiliated dividend income*	18,676,066	473,160	1,121,112	439,918
Income distributions from affiliated funds	—	—	119,186	11,922
Affiliated securities lending income	—	—	59,499	67
Unaffiliated securities lending income, net of borrower rebates	—	—	47,360	50

Total investment income	18,677,871	473,573	1,347,157	451,957

Expenses
Investment advisory fees	8,010,936	221,674	504,539	200,403
Interest expense	1,729	—	—	—
Other expenses	57	57	57	57

Total expenses	8,012,722	221,731	504,596	200,460

Less fees waived (see note 3):
Waiver	—	—	(227,101)	(522)

Net expenses	8,012,722	221,731	277,495	199,938

Net investment income (loss)	10,665,149	251,842	1,069,662	252,019

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(130,518,935)	(1,309,073)	(1,816,246)	(1,926,119)
Investments in affiliates	—	—	(2,287,224)	707
In-kind redemptions	—	—	2,400,744	—
In-kind redemptions in affiliates	—	—	773,026	327,354
Futures contracts	—	—	(16,057)	33,655
Foreign currency transactions	(4,572,434)	(40,334)	(2,734)	(217,773)
Forward foreign currency contracts	—	—	—	34,782
Capital gain distributions from affiliated funds	—	—	—	55

Net realized gain (loss)	(135,091,369)	(1,349,407)	(948,491)	(1,747,339)
Net change in unrealized appreciation (depreciation) on:
Investments	60,308,921	(9,560,401)	(14,792,202)	(2,034,911)
Investments in affiliates	—	—	(9,013,337)	(315,250)
Futures contracts	—	—	(684)	(675)
Foreign currency translations	68,244	(12,338)	878	(4)
Forward foreign currency contracts	—	—	—	(34,919)

Net change in unrealized appreciation (depreciation)	60,377,165	(9,572,739)	(23,805,345)	(2,385,759)

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(74,714,204)	(10,922,146)	(24,753,836)	(4,133,098)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(64,049,055)	$(10,670,304)	$(23,684,174)	$(3,881,079)

* Unaffiliated foreign tax withheld	$2,088,944	$53,669	$82,018	$49,574

See Notes to Financial Statements.	39

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers Harvest CSI 300 China A-Shares ETF			Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
	Year Ended May 31, 2019	Year Ended May 31, 2018		Year Ended May 31, 2019	Year Ended May 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$10,665,149	$4,734,695		$251,842	$25,514
Net realized gain (loss)	(135,091,369)	47,916,595		(1,349,407)	641,819
Net change in net unrealized appreciation (depreciation)	60,377,165	9,468,340		(9,572,739)	(333,958)

Net increase (decrease) in net assets resulting from operations	(64,049,055)	62,119,630		(10,670,304)	333,375

Distributions to Shareholders	(14,203,859)	(5,199,112	)*	—	—

Fund Shares Transactions
Proceeds from shares sold	1,692,910,139	560,587,088		60,173,256	3,676,438
Value of shares redeemed	(851,830,790)	(298,670,935)		—	—

Net increase (decrease) in net assets resulting from fund share transactions	841,079,349	261,916,153		60,173,256	3,676,438

Total net increase (decrease) in Net Assets	762,826,435	318,836,671		49,502,952	4,009,813

Net Assets
Beginning of year	685,830,616	366,993,945		24,394,354	20,384,541

End of year	$1,448,657,051	$685,830,616	**	$73,897,306	$24,394,354	**

Changes in Shares Outstanding
Shares outstanding, beginning of year	23,200,001	14,200,001		750,001	650,001
Shares sold	64,000,000	18,800,000		2,100,000	100,000
Shares redeemed	(32,050,000)	(9,800,000)		—	—

Shares outstanding, end of year	55,150,001	23,200,001		2,850,001	750,001

*	Includes distributions from net investment income.
**	Includes distributions in excess of net investment income of $(884,593) and $(2,906), respectively.

See Notes to Financial Statements.	40

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI All China Equity ETF			Xtrackers MSCI China A Inclusion Equity ETF
	Year Ended May 31, 2019	Year Ended May 31, 2018		Year Ended May 31, 2019	Year Ended May 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,069,662	$534,113		$252,019	$77,408
Net realized gain (loss)	(948,491)	1,351,677		(1,747,339)	(156,362)
Net change in net unrealized appreciation (depreciation)	(23,805,345)	993,517		(2,385,759)	357,551

Net increase (decrease) in net assets resulting from operations	(23,684,174)	2,879,307		(3,881,079)	278,597

Distributions to Shareholders	(682,986)	(317,478	)*	(119,154)	(82,189)*

Fund Shares Transactions
Proceeds from shares sold	387,568,698	36,516,502		137,463,454	—
Value of shares redeemed	(171,870,648)	(7,763,898)		(53,023,564)	(1,044,930)

Net increase (decrease) in net assets resulting from fund share transactions	215,698,050	28,752,604		84,439,890	(1,044,930)

Total net increase (decrease) in Net Assets	191,330,890	31,314,433		80,439,657	(848,522)

Net Assets
Beginning of year	35,895,105	4,580,672		2,080,484	2,929,006

End of year	$227,225,995	$35,895,105	**	$82,520,141	$2,080,484 **

Changes in Shares Outstanding
Shares outstanding, beginning of year	950,001	150,001		100,001	150,001
Shares sold	11,250,000	1,000,000		6,900,000	—
Shares redeemed	(4,900,000)	(200,000)		(2,600,000)	(50,000)

Shares outstanding, end of year	7,300,001	950,001		4,400,001	100,001

*	Includes distributions from net investment income.
**	Includes undistributed net investment income of $247,042 and $22,302, respectively.

See Notes to Financial Statements.	41

DBX ETF Trust

Financial Highlights

Xtrackers Harvest CSI 300 China A-Shares ETF Selected Per Share Data	Years Ended May 31,
	2019	2018	2017	2016	2015
Net Asset Value, beginning of year	$29.56	$25.84	$23.74	$49.93	$21.98

Income (loss) from investment operations:
Net investment income (loss)(a)	0.22	0.25	0.30	0.43	0.09
Net realized and unrealized gain (loss)	(3.22)	3.73	1.97	(18.19)	27.96

Total from investment operations	(3.00)	3.98	2.27	(17.76)	28.05

Less distributions from:
Net investment income	—	(0.26)	(0.17)	(0.33)	(0.10)
Net realized gains	(0.29)	—	—	(8.10)	—

Total distributions	(0.29)	(0.26)	(0.17)	(8.43)	(0.10)

Net Asset Value, end of year	$26.27	$29.56	$25.84	$23.74	$49.93

Total Return (%)	(10.02)	15.38	9.62	(38.10)	127.82

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	1,449	686	367	326	1,410
Ratio of expenses (%)	0.65	0.66	0.67	0.80	0.80
Ratio of net investment income (loss) (%)	0.87	0.82	1.24	1.27	0.26
Portfolio turnover rate (%)(b)	81	65	68	159	58

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF Selected Per Share Data	Years Ended May 31,
	2019	2018	2017	2016	2015
Net Asset Value, beginning of year	$32.53	$31.36	$33.00	$65.42	$25.70

Income (loss) from investment operations:
Net investment income (loss)(a)	0.20	0.04	(0.03)	(0.05)	(0.12)
Net realized and unrealized gain (loss)	(6.80)	1.13	(1.61)	(28.91)	40.05

Total from investment operations	(6.60)	1.17	(1.64)	(28.96)	39.93

Less distributions from:
Net investment income	—	—	—	(0.17)	(0.04)
Net realized gains	—	—	—	(3.29)	(0.17)

Total distributions	—	—	—	(3.46)	(0.21)

Net Asset Value, end of year	$25.93	$32.53	$31.36	$33.00	$65.42

Total Return (%)	(20.29)	3.73	(4.97)	(45.37)	155.99

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	74	24	20	21	82
Ratio of expenses (%)	0.65	0.65	0.67	0.80	0.80
Ratio of net investment income (loss) (%)	0.74	0.10	(0.09)	(0.11)	(0.30)
Portfolio turnover rate (%)(b)	16	29	51	215	131

(a)	Based on average shares outstanding during the period.
(b)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	42

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI All China Equity ETF Selected Per Share Data	Years Ended May 31,
	2019	2018	2017	2016	2015
Net Asset Value, beginning of year	$37.78	$30.54	$28.36	$46.01	$25.51

Income (loss) from investment operations:
Net investment income (loss)(a)	0.36	0.79	0.91	2.15	0.32
Net realized and unrealized gain (loss)	(6.42)	6.75	4.26	(15.46)	20.58

Total from investment operations	(6.06)	7.54	5.17	(13.31)	20.90

Less distributions from:
Net investment income	(0.59)	(0.30)	(2.99)	(4.34)	(0.35)
Net realized gains	—	—	—	—	(0.05)

Total distributions	(0.59)	(0.30)	(2.99)	(4.34)	(0.40)

Net Asset Value, end of year	$31.13	$37.78	$30.54	$28.36	$46.01

Total Return (%)(b)	(15.89)	24.71	20.03	(29.80)	82.48

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	227	36	5	7	18
Ratio of expenses before fee waiver (%)(c)	0.50	0.60	0.60	0.60	0.60
Ratio of expenses after fee waiver (%)(c)	0.28	0.36	0.35	0.26	0.26
Ratio of net investment income (loss) (%)	1.07	2.10	3.10	6.46	0.94
Portfolio turnover rate (%)(d)	102	3	7	36	20

Xtrackers MSCI China A Inclusion Equity ETF Selected Per Share Data	Years Ended May 31,			Period Ended 5/31/2016(e)
	2019	2018	2017
Net Asset Value, beginning of period	$20.80	$19.53	$21.86	$25.00

Income (loss) from investment operations:
Net investment income (loss)(a)	0.15	0.52	0.29	0.40
Net realized and unrealized gain (loss)	(2.03)	1.30	1.05	(2.80)

Total from investment operations	(1.88)	1.82	1.34	(2.40)

Less distributions from:
Net investment income	(0.17)	(0.55)	(2.82)	(0.74)
Net realized gains	—	—	(0.85)	—

Total distributions	(0.17)	(0.55)	(3.67)	(0.74)

Net Asset Value, end of period	$18.75	$20.80	$19.53	$21.86

Total Return (%)(b)	(8.91)	9.12	6.42 (f)	(10.01	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	83	2	3	2
Ratio of expenses before fee waiver (%)(c)	0.60	0.70	0.72	1.25	***
Ratio of expenses after fee waiver (%)(c)	0.60	0.05	0.05	0.45	***
Ratio of net investment income (loss) (%)	0.75	2.38	1.41	2.92	*
Portfolio turnover rate (%)(d)	180	3	6	4	**

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)

The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.

(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(e)	For the period October 20, 2015 (commencement of operations) through May 31, 2016.
(f)	The Fund’s total return includes a reimbursement by the Advisor for a realized loss on a trade executed incorrectly, which otherwise would have reduced total return by 0.41%.
*	Annualized.
**	Not Annualized.
***	Annualized. Includes excise tax expense that is not annualized.

See Notes to Financial Statements.	43

DBX ETF Trust

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of May 31, 2019, the Trust consists of thirty-seven investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers Harvest CSI 300 China A-Shares ETF
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
Xtrackers MSCI All China Equity ETF
Xtrackers MSCI China A Inclusion Equity ETF*

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group Gmbh & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers Harvest CSI 300 China A-Shares ETF	CSI 300 Index
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	CSI 500 Index
Xtrackers MSCI All China Equity ETF	MSCI China All Shares Index
Xtrackers MSCI China A Inclusion Equity ETF*	MSCI China A Inclusion Index*

*

On June 4, 2018, the Fund changed its name from Xtrackers CSI 300 China A-Shares Hedged Equity ETF to Xtrackers MSCI China A Inclusion Equity ETF and its Underlying Index from CSI 300 USD Hedged Index to the MSCI China A Inclusion Index.

CSI 300 Index is calculated and maintained by China Securities Index Co., Ltd. It is a modified free-float market capitalization weighted index composed of the largest and most liquid stocks in the China A-Share market. Constituent stocks for the Underlying Index must have been listed on either the Shanghai Stock Exchange or the Shenzhen Stock Exchange. The composition of the Underlying Index is reviewed every six-months.

CSI 500 Index is calculated and maintained by China Securities Index Co., Ltd. It is a modified free-float market capitalization weighted index composed of the 500 smallest and most liquid stocks in the China A-Share market. Constituent stocks for the Underlying Index must have been listed on either the Shanghai Stock Exchange or the Shenzhen Stock Exchange. The composition of the Underlying Index is reviewed every six-months.

MSCI is the creator of the MSCI China All Shares Index and the MSCI China A Inclusion Equity Index. The MSCI China All Share Index is a rules-based, free-float adjusted market capitalization index comprised of equity securities that are listed in Hong Kong, Shanghai and Shenzhen. The Underlying Index is intended to give investors a means of tracking the overall performance of equity securities that are a representative sample of the entire Chinese investment universe. The Underlying Index is comprised of A-Shares, B-Shares, H-Shares, Red chips and P chips share classes as well as securities of Chinese companies listed outside of China (e.g. American depository receipts). The Underlying Index is rebalanced on a quarterly basis.

The MSCI China A Inclusion Index is designed to track the equity market performance of China A-Shares that are accessible through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect

44

DBX ETF Trust

Notes to Financial Statements (Continued)

program (together “Stock Connect”). “A-Shares” are equity securities issued by companies incorporated in mainland China and are denominated in renminbi. Certain eligible A-Shares are traded on the Shanghai or Shenzhen Stock Exchanges. The Underlying Index is designed to track the inclusion of A-Shares in the MSCI Emerging Markets Index over time and is constructed by MSCI, Inc. by applying eligibility criteria for the MSCI Global Investable Market Indexes, and then excluding mid- and small-capitalization A-Shares (as determined by MSCI), A-Shares suspended for trading for more than 50 days in the past 12 months and A-Shares that are not accessible through Stock Connect. The Underlying Index is weighted by each issuer’s free float-adjusted market capitalization (i.e., includes only shares that are readily available for trading in the market) available to foreign investors and includes only large-capitalization companies, as determined by MSCI. The Underlying Index is rebalanced on a quarterly basis.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Xtrackers Harvest CSI 300 China A-Shares ETF, Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF and Xtrackers MSCI China A Inclusion Equity ETF are diversified series of the Trust. Xtrackers MSCI All China Equity ETF is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of such a Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the fund’s shares to greater price volatility than that experienced by more diversified investment companies.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

In October 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification, which is intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. Effective with the current reporting period, the Funds adopted the amendments with the impacts being that the Funds are no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributable earnings and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Security Valuation    The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

45

DBX ETF Trust

Notes to Financial Statements (Continued)

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as a Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; length of time of a halt in trading of the security; movement in the security’s proxy index; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Distributions of income and capital gains from investments in affiliated funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in

46

DBX ETF Trust

Notes to Financial Statements (Continued)

accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds’ recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the year ended May 31, 2019, the Funds did not incur any interest or penalties.

As of May 31, 2019, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Ordinary Income*	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Xtrackers Harvest CSI 300 China A-Shares ETF	$5,798,271	$(95,917,978)	$72,573,417	$(17,546,290)
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	267,335	(12,369,480)	(11,149,110)	(23,251,255)
Xtrackers MSCI All China Equity ETF	631,433	(5,529,923)	(24,356,165)	(29,254,655)
Xtrackers MSCI China A Inclusion Equity ETF	—	(2,192,587)	(2,381,981)	(4,574,568)

The tax character of dividends and distributions declared for the years ended May 31, 2019 and May 31, 2018 were as follows:

	Year Ended May 31, 2019
	Ordinary Income*	Long Term Capital Gain
Xtrackers Harvest CSI 300 China A-Shares ETF	$287	$14,203,572
Xtrackers MSCI All China Equity ETF	682,986	—
Xtrackers MSCI China A Inclusion Equity ETF	119,154	—

Year Ended May 31, 2018
Ordinary Income*
Xtrackers Harvest CSI 300 China A-Shares ETF	$5,199,112
Xtrackers MSCI All China Equity ETF	317,478
Xtrackers MSCI China A Inclusion Equity ETF	82,189

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

At May 31, 2019, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers Harvest CSI 300 China A-Shares ETF	$45,266,247	$50,651,731	$95,917,978
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	10,027,894	2,341,586	12,369,480
Xtrackers MSCI All China Equity ETF	2,320,956	3,208,967	5,529,923
Xtrackers MSCI China A Inclusion Equity ETF	1,711,206	446,119	2,157,325

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next

47

DBX ETF Trust

Notes to Financial Statements (Continued)

taxable year. During the fiscal year ended May 31, 2019, the Fund listed below incurred and will elect to defer late year ordinary losses as follows. The Funds had no post-October capital losses.

Late Year Ordinary Losses
Xtrackers MSCI China A Inclusion Equity ETF	$35,262

For the fiscal year ended May 31, 2019, the effect of permanent “book/tax” reclassifications to the components of net assets are included below. These differences are primarily due to the recognition of certain foreign currency gain (losses) as ordinary income (loss), passive foreign investment companies (“PFICs”), net operating losses and redemptions-in-kind.

	Distributable Earnings (Loss)	Paid-In Capital
Xtrackers Harvest CSI 300 China A-Shares ETF	$(228,056)	$228,056
Xtrackers MSCI All China Equity ETF	(3,112,934)	3,112,934
Xtrackers MSCI China A Inclusion Equity ETF	(243,728)	243,728

As of May 31, 2019, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers Harvest CSI 300 China A-Shares ETF	$1,363,034,929	$72,499,639	$149,471,475	$(76,971,836)
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	84,405,465	(11,138,602)	2,590,298	(13,728,900)
Xtrackers MSCI All China Equity ETF	253,004,543	(24,357,024)	1,741,088	(26,098,112)
Xtrackers MSCI China A Inclusion Equity ETF	84,856,178	(2,381,977)	2,969,398	(5,351,375)

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Foreign taxes payable as of May 31, 2019, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

The Funds’ direct investments in China A-Shares will be subject to a number of Chinese tax rules and the application of many of those rules is evolving. Chinese taxes that may apply to the Funds’ direct investments in A-Shares include withholding income tax (“WHT”) on dividends, WHT on bank interest, WHT on capital gains realized from the disposal of equity investments prior to November 17, 2014 and stamp tax. China imposes WHT at a rate of 10% on dividends on shares and interest income derived by non PRC enterprises including Qualified Foreign Institutional Investors (“QFII”) and renminbi Qualified Foreign Institutional Investors (“RQFII”) from PRC resident issuers, subject to any lower rate provided by an applicable tax treaty.

With the approval from the PRC State Council, the PRC State Administration of Taxation, the PRC Ministry of Finance and the China Securities Regulatory Commission jointly issued Caishui [2014] 79 (Circular 79) on November 14, 2014. According to Circular 79, RQFIIs are temporarily exempt from WHT with respect to gains derived from the trading of equity investments (including shares in PRC enterprises) effective from November 17, 2014. With respect to gains derived from equity investments prior to November 17, 2014, RQFIIs are subject to WHT at a rate of 10% on such gains on a gross basis, subject to any lower rate provided by an applicable tax treaty. The above WHT treatment applies to RQFIIs which do not have a permanent establishment (“PE”) in the PRC. The Funds do not have PEs in the PRC, therefore, the Funds are only subject to WHT at 10% with respect to

48

DBX ETF Trust

Notes to Financial Statements (Continued)

gross realized gains derived from the disposal of land-rich A-Share companies and exempt from WHT with respect to gross realized gains derived from non land-rich A-Share companies prior to November 17, 2014. Land-rich enterprises are companies whose value of immovable property in the PRC is greater than 50% of their value of total assets. The WHT relating to the realized gains from shares in land-rich companies prior to November 17, 2014 has been paid by the Xtrackers Harvest CSI 300 China A-Shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF, respectively; while realized gains from shares in non land-rich companies prior to November 17, 2014 were granted treaty relief pursuant to the PRC-US Double Taxation Arrangement.

The PRC rules for taxation of RQFIIs (and QFIIs) are evolving and the tax regulations to be issued by the PRC State Administration of Taxation and/or PRC Ministry of Finance, as well as the practices adopted by the local PRC authorities, may apply retroactively which may adversely affect the Fund and its shareholders.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at year end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Xtrackers MSCI All China Equity ETF and Xtrackers MSCI China A Inclusion Equity ETF may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended May 31, 2019, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.11% annualized effective rate as of May 31, 2019) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of May 31, 2019, the Xtrackers MSCI All China Equity ETF had securities on loan, which were classified as Common Stocks and Exchange-Traded Funds in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at year end.

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Notes to Financial Statements (Continued)

Remaining Contractual Maturity of the Agreements, as of May 31, 2019

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Common Stocks	$1,807,749	$520,720	$602,678	$6,631,607	$9,562,754
Exchange-Traded Funds	324,875	—	—	—	324,875

Total Borrowings	$2,132,624	$520,720	$602,678	$6,631,607	$9,887,629

Gross amount of recognized liabilities for securities lending transactions					$9,887,629

As of May 31, 2019, the Xtrackers MSCI China A Inclusion Equity ETF had securities on loan, which were classified as Exchanged Traded Funds in the Schedule of Investments. The value of the related cash collateral exceeded the value of the securities loaned at year end. As of year end, the remaining contractual maturity of the cash collateral agreements were overnight and continuous.

Derivatives

Forward Foreign Currency Contracts    Prior to June 5, 2018, the Xtrackers MSCI China A Inclusion Equity ETF entered into forward foreign currency contracts (“forward currency contracts”) designed to offset the Fund’s exposure to non-U.S. currencies.

A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. For the period June 1, 2018 to June 4, 2018, Xtrackers MSCI China A Inclusion Equity ETF invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against the renminbi.

The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward foreign currency contracts. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

There were no open forward currency contracts as of the year ended May 31, 2019.

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the year ended May 31, 2019, Xtrackers MSCI All China Equity ETF and Xtrackers MSCI China A Inclusion Equity ETF utilized futures in order to simulate investment in the Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

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DBX ETF Trust

Notes to Financial Statements (Continued)

A summary of the open futures contracts as of May 31, 2019 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of May 31, 2019 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers MSCI All China Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$450
Xtrackers MSCI China A Inclusion Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$675

*

Includes cumulative appreciation or cumulative depreciation on futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the year ended May 31, 2019 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

	Futures Contracts — Equity Contracts	Forward Foreign Currency Contracts — Foreign Exchange Contracts	Total
Xtrackers MSCI All China Equity ETF	$(16,057)	$—	$(16,057)
Xtrackers MSCI China A Inclusion Equity ETF	33,655	34,782	68,437

Net Change in Unrealized Appreciation (Depreciation) on:

	Futures Contracts — Equity Contracts	Forward Foreign Currency Contracts — Foreign Exchange Contracts	Total
Xtrackers MSCI All China Equity ETF	$(684)	$—	$(684)
Xtrackers MSCI China A Inclusion Equity ETF	(675)	(34,919)	(35,594)

For the period ended May 31, 2019 the average monthly volume of derivatives was as follows:

	Futures Contracts (Contract Value)	Forward Foreign Currency Contracts
Xtrackers MSCI All China Equity ETF	$120,696	$—
Xtrackers MSCI China A Inclusion Equity ETF	142,268	(2,038,709	)*

*	For the period from June 1, 2018 through June 4, 2018.

Affiliated Cash Management Vehicles    The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV, and DWS ESG Liquidity Fund maintains a floating NAV. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary management fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

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Notes to Financial Statements (Continued)

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

Harvest Global Investments Limited serves as investment sub-Advisor (the “Sub-Advisor”) to the Xtrackers Harvest CSI 300 China A-Shares ETF and the Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF. The Sub-Advisor is responsible for day-to-day management of each Fund, subject to supervision of the Advisor.

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary management fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Management Fee
Xtrackers Harvest CSI 300 China A-Shares ETF	0.65%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	0.65%
Xtrackers MSCI China A Inclusion Equity ETF	0.60%

The Advisor for Xtrackers MSCI China A Inclusion Equity ETF has contractually agreed to waive a portion of its management fees in an amount equal to the acquired fund’s fees and expenses attributable to the Fund’s investments in affiliated funds. For the year ended May 31, 2019, the Advisor waived $212 of the expenses of the Fund.

For its investment Advisory services to Xtrackers MSCI All China Equity ETF for the period from June 1, 2018 through July 16, 2018, the Advisor was entitled to receive a unitary management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to 0.60%; and had contractually agreed to waive a portion of its management fees to the extent necessary to prevent the operating expenses of the Fund from exceeding 0.50% of the Fund’s average daily net assets and to waive a portion of its management fees in an amount equal to the Fund’s management fee attributable to the Fund’s assets invested in affiliated funds.

Effective July 17, 2018, for its investment Advisory services to Xtrackers MSCI All China Equity ETF, the Advisor is entitled to receive a unitary management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to 0.50%. For the period from June 1, 2018 through October 9, 2018, the Advisor had contractually agreed to waive fees and/or reimburse the Fund’s expenses to limit the Fund’s current operating expenses (except for interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) by an amount equal to the Fund’s management fee attributable to the Fund’s assets invested in affiliated funds. Effective October 10, 2018, until November 14, 2021, the Advisor has contractually agreed to waive a portion of its management fees in an amount equal to the acquired fund’s fees and expenses attributable to the Fund’s investments in affiliated funds. In addition, the Advisor has contractually agreed, until October 25, 2019, to waive a portion of its management fees to the extent necessary to prevent the operating expenses of the Fund from exceeding 0.50% of the Fund’s average daily net assets. For the year ended May 31, 2019, the Advisor waived $226,938 of the expenses of the Fund.

The Advisor for the Funds below has contractually agreed to waive a portion of its management fees in an amount equal to the acquired funds’ fees and expenses attributable to the Funds’ investments in affiliated cash management vehicles. For the year ended May 31, 2019, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers All China Equity ETF	$163
Xtrackers MSCI China A Inclusion Equity ETF	310

Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

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Notes to Financial Statements (Continued)

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of four Trustees, including three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the year ended May 31, 2019, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers Harvest CSI 300 China A-Shares ETF	$1,786,528,032	$962,602,922
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	65,519,616	5,633,456
Xtrackers MSCI All China Equity ETF	196,103,188	97,307,149
Xtrackers MSCI China A Inclusion Equity ETF	143,930,809	58,009,465

For the year ended May 31, 2019, the cost of in-kind purchases and proceeds from in-kind sale were as follows:

	Purchases	Sales
Xtrackers MSCI All China Equity ETF	$209,365,762	$92,607,437
Xtrackers MSCI China A Inclusion Equity ETF	—	2,060,017

5. Fund Share Transactions

As of May 31, 2019 there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of Xtrackers MSCI All China Equity ETF generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. The purchase of Creation Units for Xtrackers Harvest CSI 300 China A-Shares ETF, Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF and Xtrackers MSCI China A Inclusion Equity ETF are generally issued in exchange for a specific amount of cash totaling the NAV of the Creation Units. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Investing in China

Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others; more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers, resulting in lack of liquidity and in price volatility; currency revaluations and other currency exchange rate fluctuations or blockage; the nature and extent of intervention by the Chinese government in the Chinese securities markets (including both direct and indirect market stabilization efforts, which may affect valuations of Chinese issuers), whether such intervention will continue and the impact of such intervention or its discontinuation; the risk of nationalization or expropriation of assets; the risk that the Chinese government may decide not to continue to support economic reform programs; limitations on the use of brokers (or action by the Chinese government that discourages brokers from serving international clients); higher rates of inflation; greater political, economic and social uncertainty; higher market volatility caused by any potential regional territorial conflicts or natural disasters; the risk of increased trade tariffs, embargoes and other trade limitations; restrictions on foreign ownership; custody risks associated with investing through Stock Connect, an RQFII or other programs to access the Chinese securities markets,

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DBX ETF Trust

Notes to Financial Statements (Continued)

both interim and permanent market regulations which may affect the ability of certain stockholders to sell Chinese securities when it would otherwise be advisable; and different and less stringent financial reporting standards.

7. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers Harvest CSI 300 China A-Shares ETF, Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF, Xtrackers MSCI China A Inclusion Equity ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Funds’ status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. Each Fund may borrow up to the lesser of a pro-rata share of the credit facility at the amounts listed below or 33 percent of its net assets as permitted by the Act. The Funds had no outstanding loans at May 31, 2019.

Pro-rata Share
Xtrackers Harvest CSI 300 China A-Shares ETF	$60,375,000
Xtrackers Harvest CSI 500 China A-Shares Small Cap	4,200,000
Xtrackers MSCI China A Inclusion Equity ETF	5,250,000

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DBX ETF Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders of Xtrackers Harvest CSI 300 China A-Shares ETF, Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF, Xtrackers MSCI All China Equity ETF, Xtrackers MSCI China A Inclusion Equity ETF (formerly, Xtrackers CSI 300 China A-Shares Hedged Equity ETF), and the Board of Trustees of DBX ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Xtrackers Harvest CSI 300 China A-Shares ETF, Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF, Xtrackers MSCI All China Equity ETF, and Xtrackers MSCI China A Inclusion Equity ETF (collectively referred to as the “Funds”), (four of the funds constituting DBX ETF Trust (the “Trust”)), including the schedules of investments, as of May 31, 2019, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (four of the funds constituting the DBX ETF Trust) at May 31, 2019, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. general accepted accounting principles.

Individual fund constituting the DBX ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Xtrackers Harvest CSI 300 China A-Shares ETF Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF Xtrackers MSCI All China Equity ETF	For the year ended May 31, 2019	For each of the two years in the period ended May 31, 2019	For each of the five years in the period ended May 31, 2019
Xtrackers MSCI China A Inclusion Equity ETF	For the year ended May 31, 2019	For each of the two years in the period ended May 31, 2019	For each of the three years in the period ended May 31, 2019 and the period from October 20, 2015 (commencement of operations) through May 31, 2016

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of the internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2019, by correspondence

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DBX ETF Trust

Report of Independent Registered Public Accounting Firm (Continued)

with the custodians and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

New York, New York

July 26, 2019

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DBX ETF Trust

Trustees and Officers (Unaudited)

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Independent Trustees
Stephen R. Byers (1953) 345 Park Avenue New York, New York 10154	Trustee, Chairman of the Board and Member of the Audit and Nominating Committees; formerly, Lead Independent Trustee	Trustee since 2011 (Chairman of the Board since 2016; formerly, Lead Independent Trustee, 2015-2016)	Independent Director (2011-present); Independent Consultant (2014-present); formerly, Director of Investment Management, the Dreyfus Corporation (2000-2006) and Vice Chairman and Chief Investment Officer (2002-2006).	37	The Arbitrage Funds; Sierra Income Corporation; Mutual Fund Directors Forum.
George O. Elston (1964) 345 Park Avenue New York, New York 10154	Trustee, Chairman of the Audit Committee and Member of the Nominating Committee	Trustee since 2011 (Chairman of the Audit Committee since 2015)	Chief Financial Officer Enzyvant (2018-present); Chief Executive Officer, 2X Oncology, Inc. (2017-2018); Senior Vice President and Chief Financial Officer, Juniper Pharmaceuticals, Inc. (2014-2016); Senior Vice President and Chief Financial Officer, KBI BioPharma Inc. (2013-2014); Managing Partner, Chatham Street Partners (2010-2013).	37
J. David Officer (1948) 345 Park Avenue New York, New York 10154	Trustee, Chairman of the Nominating Committee and Member of the Audit Committee	Trustee since 2011 (Chairman of the Nominating Committee since 2015)	Independent Director (2010-present); formerly, Vice Chairman, the Dreyfus Corporation (2006-2009); President, The Dreyfus Family of Funds, Inc. (2006-2009).	37	Ilex Partners (Asia), LLC; Old Westbury Funds.

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DBX ETF Trust

Trustees and Officers (Unaudited) (Continued)

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Interested Trustee
Michael Gilligan (1966) 345 Park Avenue New York, New York 10154	Trustee Treasurer, Chief Financial Officer and Controller	Trustee since 2016; Treasurer, Chief Financial Officer and Controller since 2010	Director in the Finance Division at DWS Investment Management Americas, Inc. (2008-present); Manager, Treasurer and Chief Financial Officer of the Advisor (2010-present); Chief Financial Officer of Global Passive Asset Management Platform (2012-2018); Global Finance Director, Alternative Investments, (2018-present); Chief Financial Officer of RREEF America LLC (2018-present).	37	The Advisor, DBX Strategic Advisors LLC and DB Commodity Services LLC

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Freddi Klassen (1975) 345 Park Avenue New York, New York 10154	President and Chief Executive Officer	Since 2016	Director in DWS and Chief of Staff Office in the Americas for the Traditional Asset Classes Department (2014-present); Manager and Chief Operating Officer of DWS Investment Management Americas, Inc. (2018-present), the Advisor and DBX Strategic Advisors LLC and DB Commodity Services LLC (2016-present); Global Chief Operating Officer for Equities Technology in the Investment Bank Division at Deutsche Bank AG (2013-2014); Chief Operating Officer for Exchange Traded Funds and Systematic Funds in Europe (2008-2013).
Fiona Bassett (1974) 345 Park Avenue New York, New York 10154	Chief Operating Officer	Since 2014	Managing Director in DWS and Head of Passive Americas Asset Management Platform (2014- present); Manager and Chief Executive Officer and Chief Investment Officer of the Advisor (2014- present); Managing Director, COO Global Key Projects and Integration at Deutsche Asset Management (2012-2014); Managing Director at Deutsche Bank AG (2004-2012).

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DBX ETF Trust

Trustees and Officers (Unaudited) (Continued)

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Frank Gecsedi (1967) 345 Park Avenue New York, New York 10154	Chief Compliance Officer	Since 2010	Director in the DWS Compliance Department (2016-present), Vice President in the Deutsche Asset Management Compliance Department at Deutsche Bank AG (2013-2016) and Chief Compliance Officer of the Advisor (2010-present); Vice President in Deutsche Bank’s Global Markets Legal, Risk and Capital Division (2010-2012).
Bryan Richards (1978) 345 Park Avenue New York New York 10154	Vice President	Since 2016	Managing Director in DWS (2018-present); Director in DWS (2014-2018); Portfolio Manager in the Passive Asset Management Department at Deutsche Bank AG (2011-present); Primary Portfolio Manager for the PowerShares DB Commodity ETFs (2011-2015).
Leslie Lowenbraun (1953) 345 Park Avenue New York, New York 10154	Secretary	Since 2016	Director in U.S. Retail Passive Legal of DWS (2018-present) and Chief Legal Officer of the Advisor (2017-present); Vice President in U.S. Retail Passive Legal of DWS (2014-2018) ; Counsel at Skadden, Arps, Slate, Meagher & Flom LLP (2005-2014).
Amy McDonald (1978) One International Place Boston, Massachusetts 02110	Assistant Secretary	Since 2018	Vice President in U.S. Retail Passive Legal of DWS (2018-present); Vice President, Fidelity Investments Asset Management Compliance (2016-2017); Legal Counsel and Senior Legal Counsel, Fidelity Investments (2010-2016).
Kevin Teevan (1973) 345 Park Avenue New York, New York 10154	Assistant Treasurer	Since 2018	Vice President in Finance for U.S. Traditional Asset Classes of DWS (2018-present); Vice President in Chief Operating Office for Global Transaction Banking at Deutsche Bank AG (2014-2017); Vice President in Finance for U.S. Passive Asset Management Platform at Deutsche Bank AG (2011-2014).
Christina A. Morse (1964) BNY Mellon Asset Servicing, Atlantic Terminal Office Tower, 2 Hanson Place Brooklyn, NY 11217	Assistant Secretary	Since 2016	Vice President at BNY Mellon-Asset Servicing (2014-present); Vice President and Counsel at Lord Abbett & Co. LLC (2013-2014).

Each Trustee serves until his or her successor is duly elected or appointed and qualified. Each officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

The Funds’ SAI includes additional information about the Funds’ Trustees and is available by calling 855-329-3837, or on the Company’s website at www.Xtrackers.com

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DBX ETF Trust

Board Considerations in Approval of Investment Advisory and Sub-Advisory Contracts (Unaudited)

Xtrackers Harvest CSI 300 China A-Shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on February 11-12, 2019 (the “Meeting”), the Trustees, including the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement and Investment Sub-Advisory Agreement with respect to Xtrackers Harvest CSI 300 China A-Shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (the “Funds”). The Independent Trustees were advised throughout the review and Meeting by K&L Gates LLP (“Independent Trustee Counsel”).

Before reaching their decision to approve the Investment Advisory Agreement and the Investment Sub-Advisory Agreement for another annual period, the Independent Trustees evaluated the materials furnished to them in advance of the Meeting from DBX Advisors LLC (“DBX” or the “Advisor”) and Harvest for purposes of reviewing the agreements’ terms and also took into consideration the discussions they had with management during the Meeting and among themselves during their Executive Sessions held on February 11 and February 12, 2019. The Independent Trustees also noted that they had received and should take into consideration a substantial amount of information furnished throughout the year at regular Board meetings, which information included, among other things, an analysis of each Fund’s investment performance and related financial information, presentations given by DBX and Harvest, as well as periodic reports on brokerage commissions, portfolio execution and other services provided to the Funds.

In reaching its decision to continue in effect the Investment Advisory Agreement, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Advisor from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Advisor.

In reaching its decision to continue in effect the Investment Sub-Advisory Agreement, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the performance of Harvest Global Investments Limited (“Harvest” or “Sub-Advisor”) with respect to its management of the Funds, as well as Harvest’s financial resources and its resulting ability to perform its obligations under the Investment Sub-Advisory Agreement; (3) the total cost of the services provided by Harvest from its relationship with the Funds; (4) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (5) fall out benefits, if any, enjoyed by the Sub-Advisor.

The Board reached a determination, with the assistance of Dechert LLP (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services provided by the Advisor under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Advisor continuously during the prior year, in addition to the information the Advisor had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

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The Board considered that the Advisor provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its Deutsche Bank affiliates, except as may otherwise be determined by the Board. The Board also considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operation. The Board also considered the role played by the Advisor in working with Harvest to manage the Funds’ portfolios, noting that the Advisor provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds. The Trustees took into consideration that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Advisor in supervising third party service providers to the Funds, such as the administrator and the custodian, noting the Advisor’s extensive work with these service providers (including onsite due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Advisor, which supports the Funds’ compliance program.
Advisor’s Financial Resources.    In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared each Fund’s advisory fee to that of other pertinent exchange-traded funds (“ETFs”), and noted that each Fund’s fee is competitive with the fees of its respective peer group. The Board agreed that it was familiar with the Advisor’s methodology for selecting each Fund’s peer group and believed that the Funds’ peer groups were appropriate. The Board considered that while each Fund’s advisory fees were higher than certain other ETFs in the Funds’ peer group, many of those other ETFs did not invest directly in A-Shares. The Board considered that the fee for the Funds is a unitary fee pursuant to which the Advisor pays all of the Funds’ costs (subject to certain specified exceptions). The Board also considered that the Funds’ portfolios are managed on a day-to-day basis by the Sub-Advisor, which receives a fee from the Advisor. The Board considered the allocation of responsibilities between the Advisor and Sub-Advisor and noted that the Advisor provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee is reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered the expenses of the Advisor in developing and rendering services to the Funds and the information provided by the Advisor to the Board regarding the Funds’ profitability. The Board considered that the Advisor had provided extensive information about the Advisor’s profitability and the Advisor’s methodology in determining profitability. While the Advisor had provided information about the Advisor’s expenses relating to marketing the Funds, the Board considered the Advisor’s profitability without accounting for such expenses. The Board determined that only Xtrackers Harvest CSI 300 China A-Shares ETF was profitable as of this time and the Advisor’s profitability with respect to the Fund was not excessive. The Board also noted that since the fee paid by the Advisor to the Sub-Advisor under the Investment Sub-Advisory Agreement contained breakpoints, the Advisor could experience increased profitability as the Funds’ assets increased. The Board considered whether the Advisor would benefit in other ways from its relationships with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Funds.

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Board Considerations in Approval of Investment Advisory and Sub-Advisory Contracts (Unaudited) (Continued)

Economies of Scale.    The Board considered that Xtrackers Harvest CSI 300 China A-Shares ETF had attracted a substantial amount of assets (though it had also experienced outflows during the year), but determined that the Fund was not experiencing economies of scale beyond what was reflected in the Fund’s unitary fee, which the Board noted was very competitive. The Board considered that Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF was not experiencing economies of scale at this time and determined to evaluate the economies of scale on an ongoing basis as a result of asset growth of the Funds.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

The Board considered the following in determining whether to approve the Investment Sub-Advisory Agreement:

Nature, Extent and Quality of Services.    In considering the nature, extent and quality of services that Harvest provides to the Funds, the Board reviewed in detail the nature, extent and quality of services provided by Harvest under the Investment Sub-Advisory Agreement. In doing so, the Board considered the information it had received from the Sub-Advisor continuously during the prior year, in addition to the information the Sub-Advisor had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities.

The Board also considered Harvest’s operational capabilities and resources, and its experience in serving as investment sub-advisor to the Funds. The Board considered the professional experience, qualifications and performance of Harvest’s senior management and key professional personnel, as well as Harvest’s depth and breadth of experience in managing investment portfolios consisting of China A-Shares, and their techniques for implementing such strategies while minimizing index tracking error. The Board particularly considered the value of the access to China A-Shares provided to the Funds by Harvest through Harvest’s RQFII quota granted by the Chinese authorities, noting that it was in the Funds’ best interests to maintain as many means as possible to access China A-Shares. In addition, the Board considered Harvest’s operational capabilities and resources, and Harvest’s experience in managing index funds covering various asset classes. The Board noted that Harvest manages its index-based portfolios using both full replication and sampling techniques and maintains strict discipline in the implementation of its indexing strategies. To that end, the Board noted that when there are changes to a benchmark index, Harvest closely monitors any such changes to devise strategies to realign its portfolios at the lowest possible cost while tracking the respective benchmark index. The Board also noted Harvest’s processes to minimize the cost of trading.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by Harvest under the Investment Sub-Advisory Agreement are reasonable and appropriate in relation to the fees paid to Harvest, taking special consideration of the fact that the fees paid to Harvest are payable by the Advisor and not the Funds.

Performance of Harvest; Harvest’s Financial Resources.    The Board considered Harvest’s performance in managing the Funds and its ability to minimize tracking error. The Board concluded that, given Harvest’s capabilities and experience in managing the Funds, Harvest had generally been able to keep the Funds’ tracking error within acceptable ranges.

The Board also considered Harvest’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that Harvest has the financial resources necessary to perform its obligations under the Investment Sub-Advisory Agreement.

Reasonableness of Sub-Advisory Fee.    The Board considered that the fee paid to Harvest in respect of the Funds would be paid by the Advisor and not the Funds. The Board considered that the fee for the Funds was a unitary fee pursuant to which the Advisor would pay all of the Funds’ costs (subject to certain specified exceptions), and thus was not directly affected by the amount of the sub-advisory fee paid to Harvest. Based on its review, the Board concluded that the sub-advisory fee was reasonable in light of the services provided.

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Board Considerations in Approval of Investment Advisory and Sub-Advisory Contracts (Unaudited) (Continued)

Costs of Services and Profitability.    The Board considered that the fees paid by the Advisor to Harvest under the Investment Sub-Advisory Agreement contain breakpoints. The Board further considered that specific information about Harvest’s profitability with respect to its services provided to the Funds was not available because Harvest does not calculate the profitability of its sub-advisory services on a per-Fund level. The Board also considered that the overall fees paid by each Fund remained reasonable.

The Board also considered whether Harvest would benefit in other ways from its relationship with the Funds. The Board discussed Harvest’s practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Funds and the brokers’ and dealers’ provision of brokerage services to Harvest. The Board discussed the potential benefits Harvest might derive from the Funds’ soft dollar arrangements, whereby brokers provide brokerage services to the Funds or Harvest in return for allocating fund brokerage.

Economies of Scale.    The Board considered that Xtrackers Harvest CSI 300 China A-Shares ETF had attracted a substantial amount of assets, but determined that the Fund was not experiencing economies of scale beyond what was reflected in the Fund’s unitary fee, which the Board noted was very competitive. The Board considered that Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF was not experiencing economies of scale at this time and determined to evaluate the economies of scale on an ongoing basis as a result of asset growth of the Funds.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Sub-Advisory Agreement was fair and reasonable and it was unanimously approved.

Xtrackers MSCI All China Equity ETF and Xtrackers MSCI China A-Inclusion Equity ETF

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on February 11-12, 2019 (the “Meeting”), the Trustees, including the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Xtrackers MSCI All China Equity ETF and Xtrackers MSCI China A Inclusion Equity ETF (each a “Fund,” and collectively, the “Funds”). The Independent Trustees were advised throughout the review and Meeting by K&L Gates LLP (“Independent Trustee Counsel”).

Before reaching their decision to approve the Investment Advisory Agreement for another annual period, the Independent Trustees evaluated the materials furnished to them in advance of the Meeting from DBX Advisors LLC (“DBX” or the “Advisor”) for purposes of reviewing the agreement’s terms and also took into consideration the discussions they had with management during the Meeting and among themselves during their Executive Sessions held on February 11 and February 12, 2019. The Independent Trustees also noted that they had received and should take into consideration a substantial amount of information furnished throughout the year at regular Board meetings, which information included, among other things, an analysis of each Fund’s investment performance and related financial information, presentations given by DBX, as well as its periodic reports on brokerage commissions, portfolio execution and other services provided to the Funds.

In reaching its decision to continue in effect the Investment Advisory Agreement for another annual period, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Advisor from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Advisor.

The Board reached a determination, with the assistance of Dechert LLP (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

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Board Considerations in Approval of Investment Advisory and Sub-Advisory Contracts (Unaudited) (Continued)

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services provided by the Advisor under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Advisor continuously during the prior year, in addition to the information the Advisor had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

The Board considered that the Advisor provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its Deutsche Bank affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also considered that in addition to managing the Funds’ portfolios directly, the Advisor provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds. The Trustees took into consideration that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Advisor in supervising third party service providers to the Funds, such as the administrator and the custodian, noting the Advisor’s extensive work with these service providers (including onsite due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Advisor, which supports the Funds’ compliance program.

Advisor’s Financial Resources.    In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared each Fund’s advisory fee to that of other pertinent exchange-traded funds (“ETFs”) and noted that each Fund’s fee is competitive with the fees of its respective peer group. The Board agreed that it was familiar with the Advisor’s methodology for selecting each Fund’s peer group and believed that the Funds’ peer groups were appropriate. The Board considered that the fee for each of the Funds is a unitary fee pursuant to which the Advisor pays all of the Funds’ costs (subject to certain specified exceptions). The Board also considered that each Fund’s portfolio is managed on a day-to-day basis by the Advisor and that the Advisor also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered the expenses of the Advisor in developing and rendering services provided to the Funds and the information provided by the Advisor to the Board regarding the Funds’ profitability. The Board considered that the Advisor had provided extensive information about the Advisor’s profitability and the Advisor’s methodology in determining profitability. While the Advisor had provided

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Board Considerations in Approval of Investment Advisory and Sub-Advisory Contracts (Unaudited) (Continued)

information about the Advisor’s expenses relating to marketing the Funds, the Board considered the Advisor’s profitability without accounting for such expenses. The Board determined that, although only some of the Funds were profitable as of this time, the Advisor’s profitability with respect to each profitable Fund was not excessive. The Board considered whether the Advisor would benefit in other ways from its relationships with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Funds.

Economies of Scale.    The Board considered that certain Funds had attracted a substantial amount of assets, but determined that those Funds were not experiencing economies of scale beyond what was reflected in each Fund’s unitary fee, which the Board noted was very competitive. The Board considered that the other Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

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Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q or Form N-PORT (available for filings after March 31, 2019). Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its year ended May 31, 2019.

Qualified Dividend Income*
Xtrackers Harvest CSI 300 China A-Shares ETF	100%
Xtrackers MSCI All China Equity ETF	62%
Xtrackers MSCI China A Inclusion Equity ETF	84%

* The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Each Fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

	Gross Foreign Income	Foreign Taxes Paid
Xtrackers Harvest CSI 300 China A-Shares ETF	$20,767,342	$2,087,649
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	527,253	53,669
Xtrackers MSCI All China Equity ETF	1,203,667	81,221
Xtrackers MSCI China A Inclusion Equity ETF	489,579	48,318

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DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax advisor, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

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This report is intended for the shareholders of DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Special risks associated with investments in Chinese companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards the nature and extent of intervention by the Chinese government in the Chinese securities markets, and the potential unavailability of A shares. Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-shares could result in unexpected tax liabilities for the Funds which may reduce Fund returns. Any reduction or elimination of access to A-shares will have a material adverse effect on the ability of the Funds to achieve its investment objective. Xtrackers MSCI All China Equity ETF is non-diversified and can take larger positions in fewer issues, increasing the Fund’s potential risk. Performance of the Funds may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in these Funds should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Funds. Please read the prospectus for more information.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

The CSI Indexes are calculated by China Securities Index Co., Ltd. (CSI). CSI does not make any warranties, express or implied, to its customers or any other party regarding the accuracy or completeness of any data related to the Index. All information is provided for information purposes only. CSI accepts no liability for any errors or any loss arising from the use of information it provides.

The Funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such Funds or securities or any index on which such Funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX and any related funds.

Copyright © 2019 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 345 Park Ave. New York, NY 10154	Investment sub-advisor Harvest Global Investments Limited 31/F, One Exchange Square 8 Connaught Place Central, Hong Kong	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286

Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1100 Denver, CO 80203	Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-35360-6 (7/19) DBX003921 (7/20)

May 31, 2019

Annual Report

DBX ETF Trust

Xtrackers Eurozone Equity ETF (EURZ)

Xtrackers International Real Estate ETF (HAUZ)

Xtrackers Japan JPX-Nikkei 400 Equity ETF (JPN)

Xtrackers MSCI Latin America Pacific Alliance ETF (PACA)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this annual report for the period ended May 31, 2019.

The global growth experienced a synchronized slowdown during the reporting period owing to rising trade tensions and weak manufacturing activity. However, economic growth in the U.S. remained robust, as tax cuts boosted private consumption, ultimately resulting in higher corporate profits. Unemployment rates lowered to a favorable level, partly benefitting from a flock of retiring labor force, pointing to underlying market strength. Meanwhile, economic activity in the Eurozone remained soft due to macroeconomic stress, an auto-sector downturn, and uncertainty over Brexit1. In Japan, the continued monetary stimulus has not yet resulted in a sustainable growth phase, apart from periodic surprises. Elsewhere, emerging markets performed well but faced headwinds from trade conflicts and a slowdown in China.

In the Eurozone, growth dynamics have receded substantially during the reporting period mainly due to weakness in the industrials sector, which suffers from external headwinds. Nonetheless, the services industries and domestic demand, supported by thriving labor markets, remained the key drivers of economic growth. Inflation in the economy remains weak, raising the chances of a more dovish stance by the European Central Bank, going forward. Germany’s economic growth was primarily affected by the automotive industry due to punitive tariffs2 announced by the U.S. and environmental concerns over petrol and diesel cars. However, domestic fundamentals remain solid driven by the robust labor market and wage increases. Growth in Italy and Spain surprised to the upside and helped lift the Eurozone’s gross domestic product in 2019; increased exports and decreased imports supported growth in Italy, while a rebound in fixed investments aided Spain.

Elsewhere, the Japanese economy grew at a moderate pace last year as it faced increasing uncertainty in external demand. Domestic demand has been strong driven by gains in household spending, but a consumption tax hike scheduled for October 2019 could hurt sentiment. The Bank of Japan signaled to keep rates low, as it remains hopeful of inflation trending towards its target. Furthermore, the Latin American economy remained soft in 2019, picking up slightly from 2018. Similar to other nations, political uncertainty and external factors, such as trade tensions and a slowing global economy, have weighed down on the Latin American economy. Brazil’s economy was weighed down by the fiscal and political challenges and uncertainty increased in Mexico owing to tensions with the US concerning illegal immigration. Global real estate markets remained strong as investment volumes reached record highs in 2018. The amplified economic turbulence has not created any broad-based weakness in real estate markets, with underlying fundamentals remaining strong, underpinned by interest rates at near historic lows in most markets.

The combination of deteriorating prospects of a trade deal, weak demand from China, and uncertainty over the Brexit outcome is a key concern for global equity markets. This difficult environment is likely to have a significant impact on cyclical sectors, such as cars, semi-conductors and industrial goods, excluding defense. Despite the risks, we believe a global earnings recession will be avoided. With no signal of inflationary pressures, central banks have the liberty and impulse to provide accommodation to ensure future growth is at a comfortable level.

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 Brexit is a combination of the words “Britain” and “Exit” and describes the exit of the United Kingdom from the European Union.

2 Tariffs are used to restrict imports by increasing the price of goods and services purchased from oversees and making them less attractive to consumers. A specific tariff is levied as a fixed fee based on the type of item.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

1

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2

DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited)

Xtrackers Eurozone Equity ETF

Xtrackers Eurozone Equity ETF (EURZ) seeks investment results that correspond generally to the performance, before fees and expenses, of the NASDAQ Eurozone Large Mid Cap Index (the EURZ Index). The EURZ Index is designed to track the performance of equity securities of large- and mid-capitalization companies based in the countries in the Economic and Monetary Union (the “EMU” or “Eurozone”) of the European Union (“EU”). For the 12-month period ended May 31, 2019, EURZ shares returned -8.09%, compared to the EURZ Index return of -8.36%.

The majority of sectors contributed negatively to performance during the period with the greatest negative contributions coming from Financials, Materials and Consumer Discretionary. The Utilities and Consumer Staples sectors were the positive contributors to performance. Most countries contributed negatively with Germany, France and Italy being the most significant detractors.

Xtrackers International Real Estate ETF

Xtrackers International Real Estate ETF (HAUZ), seeks investment results that correspond generally to the performance, before fees and expenses, of the iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index (the HAUZ Index). The HAUZ index is a free-float capitalization weighted index that provides exposure to publicly traded real estate securities in countries outside the United States, excluding Pakistan and Vietnam. The Fund’s performance reflects the result of the current strategy and the strategy in place prior to February 22 2019, when the Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF’s name changed to Xtrackers International Real Estate ETF and the Fund’s ticker symbol changed to HAUZ. At that time, the Underlying Index replaced the MSCI Asia Pacific ex Japan US Dollar Hedged Index which is designed to track the performance of the developed and emerging market performance in the Asia Pacific region (excluding Japan), while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the MSCI Asia Pacific ex Japan US Dollar Hedged Index. For the 12-month period ended May 31, 2019, HAUZ shares returned -2.78%, compared to the HAUZ Index return of -1.83%.

Communication Services, Real Estate and Utilities were the major positive contributors, while Information Technology, Healthcare and Consumer Discretionary sectors detracted most from the performance. From a geographical perspective, Japan, Australia and Germany were the major positive contributors, while China, South Korea and Hong Kong contributed negatively to performance.

Xtrackers Japan JPX-Nikkei 400 Equity ETF

Xtrackers Japan JPX-Nikkei 400 Equity ETF (JPN) seeks investment results that correspond generally to the performance, before fees and expenses, of the JPX-Nikkei 400 Net Total Return Index (the JPN Index). The JPN Index is designed to track the performance of equity securities of issuers who are primarily listed on the JASDAQ Stock Exchange (JASDAQ) or the following sections of the Tokyo Stock Exchange (TSE): the first section (for large companies), the second section (for middle-sized companies), and the “Mothers” (for high growth and emerging stocks). For the 12-month period ended May 31, 2019, JPN shares returned -11.35%, compared to the JPN Index return of -11.01%.

The majority of the sectors contributed negatively to performance during the period with the greatest negative contributions coming from Consumer Discretionary, Industrials and Financials. The Communication Services sector was the only positive contributor to performance.

Xtrackers MSCI Latin America Pacific Alliance ETF

Xtrackers MSCI Latin America Pacific Alliance ETF (PACA), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Latin America Pacific Alliance Capped Index (the PACA Index). The Underlying Index is designed to provide exposure to equity securities of issuers from Latin American member states of the Pacific Alliance, as well as securities of countries that are headquartered and carry out the majority of operations in these countries. From October 30, 2018 (Commencement of Operations) to May 31, 2019, PACA shares returned 0.20%, compared to the PACA Index return of 0.38%.

3

DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited) (Continued)

Financials, Consumer Staples and Utilities were the major positive contributors, while Energy, Materials and Communication Services sectors detracted most from the performance. From a geographical perspective, Chile, Canada and United States contributed negatively. However, Mexico, Peru and Colombia contributed positively to the performance.

*************************

Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance data visit www.Xtrackers.com. Returns assume that dividends and capital gains distributions have been reinvested. See pages 6-13 of this report for additional performance information, including performance data based on market value.

The views expressed in this report reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Current and future portfolio holdings are subject to risk.

4

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5

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Eurozone Equity ETF (EURZ)

The Xtrackers Eurozone Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of NASDAQ Eurozone Large Mid Cap Index (the “Underlying Index”). The Underlying Index is designed to track the performance of equity securities of large- and mid-capitalization companies based in the countries in the Economic and Monetary Union (the “EMU” or “Eurozone”) of the European Union (“EU”). The MSCI ACWI ex USA Index is designed to provide exposure to equity securities in developed and emerging stock markets (excluding the United States). It is not possible to invest directly into an index.

Performance as of 5/31/19

Average Annual Total Returns

	Net Asset Value	Market Value	NASDAQ Eurozone Large Mid Cap Index	MSCI ACWI ex USA Index
One Year	-8.09%	-8.70%	-8.36%	-6.26%
Since Inception[1]	-1.90%	-1.87%	-1.81%	3.64%

Cumulative Total Return

	Net Asset Value	Market Value	NASDAQ Eurozone Large Mid Cap Index	MSCI ACWI ex USA Index
One Year	-8.09%	-8.70%	-8.36%	-6.26%
Since Inception[1]	-7.02%	-6.89%	-6.70%	14.48%

1 Total returns are calculated based on the commencement of operations, 8/19/15 (“Inception”).

Prior to October 27, 2017, the Fund was known as Xtrackers MSCI Southern Europe Hedged Equity ETF (DBSE) and had a different investment strategy. Past performance may have been different if the Fund’s current investment strategy had been in effect.

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated September 28, 2018, was 0.09%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

6

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Eurozone Equity ETF (EURZ) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 8/19/15.

Sector Diversification* as of 5/31/19

Financials	17.6%
Industrials	15.4%
Consumer Discretionary	12.8%
Consumer Staples	11.4%
Information Technology	8.7%
Health Care	7.2%
Materials	6.9%
Utilities	6.0%
Energy	5.7%
Communication Services	5.6%
Real Estate	2.7%

Total	100.0%

Ten Largest Equity Holdings as of 5/31/19 (21.7% of Net Assets)

Description	% of Net Assets
SAP SE (Germany)	2.9%
TOTAL SA (France)	2.8%
Unilever NV (United Kingdom)	2.4%
LVMH Moet Hennessy Louis Vuitton SE (France)	2.4%
Allianz SE (Germany)	2.1%
Sanofi (France)	2.0%
Siemens AG (Germany)	2.0%
ASML Holding NV (Netherlands)	1.8%
Anheuser-Busch InBev SA/NV (Belgium)	1.7%
Airbus SE (France)	1.6%

Country Diversification* as of 5/31/19

France	34.0%
Germany	27.1%
Spain	9.8%
Netherlands	8.9%
Italy	6.6%
Belgium	3.7%
Finland	3.4%
United Kingdom	2.5%
Other	4.0%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 15.

7

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers International Real Estate ETF (HAUZ)

The Xtrackers International Real Estate ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index (the “Underlying Index”). The Underlying Index is a free-float capitalization weighted index that provides exposure to publicly traded real estate securities in countries outside the United States, excluding Pakistan and Vietnam. On February 22, 2019 the Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF’s name changed to Xtrackers International Real Estate ETF and the Fund’s ticker symbol changed to HAUZ. At that time, the Underlying Index replaced the MSCI Asia Pacific ex Japan US Dollar Hedged Index which is designed to track developed and emerging market performance in the Asia Pacific region (excluding Japan) while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the MSCI Asia Pacific ex Japan US Dollar Hedged Index. The MSCI ACWI ex USA Index is designed to provide exposure to equity securities in developed and emerging stock markets (excluding the United States). It is not possible to invest directly into an index.

Performance as of 5/31/19

Average Annual Total Returns

	Net Asset Value	Market Value	iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index[2]	MSCI ACWI ex USA Index	MSCI Asia Pacific ex Japan Index
One Year	-2.78%	-2.13%	-1.83%	-6.26%	-8.76%
Five Year	5.19%	5.12%	6.04%	1.31%	3.28%
Since Inception[1]	5.64%	5.68%	6.36%	2.67%	4.25%

Cumulative Total Return

	Net Asset Value	Market Value	iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index[2]	MSCI ACWI ex USA Index	MSCI Asia Pacific ex Japan Index
One Year	-2.78%	-2.13%	-1.83%	-6.26%	-8.76%
Five Year	28.80%	28.37%	34.08%	6.74%	17.55%
Since Inception[1]	36.46%	36.76%	41.87%	16.10%	26.63%

1 Total returns are calculated based on the commencement of operations, 10/1/13 (“Inception”).

2 On February 22, 2019, the Fund changed its Underlying Index from MSCI Asia Pacific ex Japan US Dollar Hedged Index to the iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index. Returns reflect performance for the MSCI Asia Pacific ex Japan US Dollar Hedged Index through February 21, 2019.

Prior to February 22, 2019, the Fund was known as Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF (DBAP) and had a different investment strategy. Past performance may have been different if the Fund’s current investment strategy had been in effect.

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated February 22, 2019, as supplemented March 29, 2019, was 0.12%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

8

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers International Real Estate ETF (HAUZ) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 10/1/13.

Sector Diversification* as of 5/31/19

Real Estate Operations/Development	35.2%
Diversified	19.5%
Real Estate Management/Services	14.7%
Shopping Centers	10.6%
Office Property	7.1%
Warehouse/Industry	4.4%
Apartments	3.3%
Other	5.2%

Total	100.0%

Ten Largest Equity Holdings as of 5/31/19 (21.3% of Net Assets)

Description	% of Net Assets
Link (Hong Kong)	2.5%
Mitsubishi Estate Co. Ltd. (Japan)	2.5%
Vonovia SE (Germany)	2.5%
Sun Hung Kai Properties Ltd. (Hong Kong)	2.5%
Mitsui Fudosan Co. Ltd. (Japan)	2.4%
Unibail-Rodamco-Westfield (France)	2.1%
CK Asset Holdings Ltd. (Hong Kong)	1.9%
Sumitomo Realty & Development Co. Ltd. (Japan)	1.8%
Deutsche Wohnen SE (Germany)	1.6%
Goodman Group (Australia)	1.5%

Country Diversification* as of 5/31/19

Japan	21.8%
Hong Kong	16.9%
Australia	8.5%
Germany	6.2%
United Kingdom	5.9%
Singapore	5.7%
Canada	5.3%
France	5.1%
Sweden	3.4%
Philippines	2.9%
Thailand	2.1%
Other	16.2%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 20.

9

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Japan JPX-Nikkei 400 Equity ETF (JPN)

The Xtrackers Japan JPX-Nikkei 400 Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the JPX-Nikkei 400 Net Total Return Index (the “Underlying Index”). The Underlying Index is designed to track the performance of equity securities of issuers who are primarily listed on the JASDAQ Stock Exchange (“JASDAQ”) or the following sections of the Tokyo Stock Exchange (“TSE”): the first section (for large companies), the second section (for middle-sized companies) and the “Mothers” (for high-growth and emerging stocks). The MSCI ACWI ex USA Index is designed to provide exposure to equity securities in developed and emerging stock markets (excluding the United States). It is not possible to invest directly into an index.

Performance as of 5/31/19

Average Annual Total Return

	Net Asset Value	Market Value	JPX-Nikkei 400 Net Total Return Index	MSCI ACWI ex USA Index
One Year	-11.35%	-11.38%	-11.01%	-6.26%
Since Inception[1]	2.04%	1.89%	2.30%	1.73%

Cumulative Total Returns

	Net Asset Value	Market Value	JPX-Nikkei 400 Net Total Return Index	MSCI ACWI ex USA Index
One Year	-11.35%	-11.38%	-11.01%	-6.26%
Since Inception[1]	8.29%	7.66%	9.39%	6.99%

1 Total returns are calculated based on the commencement of operations, 6/24/15 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated September 28, 2018, was 0.09%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

10

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Japan JPX-Nikkei 400 Equity ETF (JPN) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 6/24/15.

Sector Diversification* as of 5/31/19

Industrials	23.4%
Consumer Discretionary	15.5%
Financials	10.4%
Information Technology	10.4%
Consumer Staples	9.7%
Health Care	9.5%
Communication Services	9.0%
Materials	5.8%
Real Estate	3.6%
Utilities	1.6%
Energy	1.1%

Total	100.0%

Ten Largest Equity Holdings as of 5/31/19 (15.6% of Net Assets)

Description	% of Net Assets
SoftBank Group Corp.	2.0%
Takeda Pharmaceutical Co. Ltd.	1.9%
Keyence Corp.	1.7%
Sony Corp.	1.6%
Nippon Telegraph & Telephone Corp.	1.5%
KDDI Corp.	1.4%
Sumitomo Mitsui Financial Group, Inc.	1.4%
Recruit Holdings Co. Ltd.	1.4%
Toyota Motor Corp.	1.4%
Nintendo Co. Ltd.	1.3%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 28.

11

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI Latin America Pacific Alliance ETF (PACA)

The Xtrackers MSCI Latin America Pacific Alliance ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Latin America Pacific Alliance Capped Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equity securities of issuers from Latin American member states of the Pacific Alliance, as well as securities of countries that are headquartered and carry out the majority of operations in these countries. The MSCI Emerging Markets Index is designed to represent the performance of large- and mid-cap securities in the emerging market countries that are included in its index. It is not possible to invest directly into an index.

Performance as of 5/31/19

Cumulative Total Returns

	Net Asset Value	Market Value	MSCI Latin America Pacific Alliance Capped Index	MSCI Emerging Markets Index
Since Inception[1]	0.20%	0.60%	0.38%	7.89%

1 Total returns are calculated based on the commencement of operations, 10/30/18 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated September 28, 2018, was 0.45%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

12

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI Latin America Pacific Alliance ETF (PACA) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 10/30/18.

Sector Diversification* as of 5/31/19

Financials	28.2%
Consumer Staples	21.0%
Materials	15.0%
Communication Services	10.3%
Utilities	7.8%
Industrials	7.2%
Energy	3.8%
Real Estate	3.3%
Consumer Discretionary	3.0%
Information Technology	0.2%
Health Care	0.2%

Total	100.0%

Ten Largest Equity and ETF Holdings as of 5/31/19 (40.5% of Net Assets)

Description	% of Net Assets
America Movil SAB de CV (Mexico)	7.5%
Credicorp Ltd. (Peru)	6.9%
Fomento Economico Mexicano SAB de CV (Mexico)	5.8%
Wal-Mart de Mexico SAB de CV (Mexico)	4.7%
Grupo Financiero Banorte SAB de CV (Mexico)	4.5%
Grupo Mexico SAB de CV (Mexico)	2.8%
Bancolombia SA (Colombia)	2.5%
Cemex SAB de CV (Mexico)	2.0%
Ecopetrol SA (Colombia)	1.9%
Enel Americas SA (Chile)	1.9%

Country Diversification* as of 5/31/19

Mexico	49.6%
Chile	22.1%
Colombia	14.0%
Peru	13.8%
Canada	0.4%
Panama	0.1%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 33.

13

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. In the most recent six-month period the Funds limted these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2018 to May 31, 2019).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers Eurozone Equity ETF
Actual	$1,000.00	$1,028.70	0.09%	$0.46
Hypothetical (5% return before expenses)	$1,000.00	$1,024.48	0.09%	$0.45
Xtrackers International Real Estate ETF
Actual	$1,000.00	$1,073.60	0.17%	$0.88
Hypothetical (5% return before expenses)	$1,000.00	$1,024.08	0.17%	$0.86
Xtrackers Japan JPX-Nikkei 400 Equity ETF
Actual	$1,000.00	$966.80	0.09%	$0.44
Hypothetical (5% return before expenses)	$1,000.00	$1,024.48	0.09%	$0.45
Xtrackers MSCI Latin America Pacific Alliance ETF
Actual	$1,000.00	$1,025.80	0.45%	$2.27
Hypothetical (5% return before expenses)	$1,000.00	$1,022.69	0.45%	$2.27

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 365.

14

DBX ETF Trust

Schedule of Investments

Xtrackers Eurozone Equity ETF

May 31, 2019

	Number of Shares	Value
COMMON STOCKS — 96.7%

Austria — 0.7%
ANDRITZ AG	32	$1,148
CA Immobilien Anlagen AG	45	1,667
Erste Group Bank AG*	147	5,201
OMV AG	72	3,377
Raiffeisen Bank International AG	68	1,578
Strabag SE	10	329
Telekom Austria AG*	68	516
voestalpine AG	62	1,615

		15,431

Belgium — 3.6%
Ackermans & van Haaren NV*	12	1,833
Ageas	108	5,257
Anheuser-Busch InBev SA/NV	442	35,764
Colruyt SA	34	2,520
Elia System Operator SA/NV	14	972
Groupe Bruxelles Lambert SA	36	3,348
KBC Ancora	18	861
KBC Group NV	137	8,986
Proximus SADP	68	1,967
Sofina SA	8	1,544
Solvay SA	36	3,373
Telenet Group Holding NV	24	1,290
UCB SA	58	4,426
Umicore SA	105	3,124
Warehouses De Pauw CVA REIT	8	1,241

		76,506

Finland — 3.4%
Elisa OYJ	73	3,247
Fortum OYJ	213	4,541
Huhtamaki OYJ	48	1,823
Kesko OYJ, Class B	32	1,677
Kone OYJ, Class B	187	10,171
Metso OYJ	58	1,871
Neste OYJ	210	7,081
Nokia OYJ	2,748	13,719
Nokian Renkaat OYJ	62	1,768
Orion OYJ, Class B	52	1,697
Sampo OYJ, Class A	233	10,064
Stora Enso OYJ, Class R	282	2,973
UPM-Kymmene OYJ	257	6,421
Valmet OYJ	61	1,404
Wartsila OYJ Abp	209	3,048

		71,505

France — 33.5%
Accor SA (a)	103	3,792
Aeroports de Paris	14	2,390
Air France-KLM*	125	1,078
Air Liquide SA	206	25,596
Airbus SE	263	33,663
Alstom SA	81	3,690
Amundi SA, 144A	30	1,942
Arkema SA	34	2,846
Atos SE	46	3,497
AXA SA	967	23,793

	Number of Shares	Value
France (Continued)
BioMerieux (a)	22	$1,793
BNP Paribas SA (a)	535	24,369
Bollore SA	450	2,027
Bouygues SA	107	3,736
Bureau Veritas SA	137	3,223
Capgemini SE (a)	78	8,701
Carrefour SA	294	5,517
Casino Guichard Perrachon SA (a)	24	911
Cie de Saint-Gobain	253	9,139
Cie Generale des Etablissements Michelin SCA	85	9,751
Cie Plastic Omnium SA	32	735
CNP Assurances	81	1,732
Covivio REIT	23	2,407
Credit Agricole SA (a)	617	7,034
Danone SA	318	25,302
Dassault Systemes SE	68	10,067
Edenred	99	4,512
Eiffage SA	41	3,910
Elis SA	83	1,387
Engie SA (a)	958	13,291
EssilorLuxottica SA	151	17,357
Eurazeo SE	25	1,745
Eutelsat Communications SA	68	1,195
Faurecia SA	38	1,400
Gecina SA REIT	22	3,138
Getlink SE	215	3,309
Hermes International	15	9,942
ICADE REIT	16	1,356
Iliad SA	14	1,614
Imerys SA	16	693
Ingenico Group SA*	26	2,074
Ipsen SA	18	2,144
JCDecaux SA	36	1,003
Kering SA	37	19,212
Klepierre SA REIT	105	3,565
Lagardere SCA	52	1,263
Legrand SA	131	8,779
L’Oreal SA	124	33,218
LVMH Moet Hennessy Louis Vuitton SE	133	50,183
Natixis SA (a)	458	2,097
Orange SA (a)	988	15,458
Orpea	22	2,498
Pernod Ricard SA	89	15,650
Peugeot SA	274	6,097
Publicis Groupe SA	107	5,831
Remy Cointreau SA (a)	10	1,371
Renault SA	103	6,189
Rexel SA	129	1,390
Rubis SCA	42	2,091
Safran SA	159	20,854
Sanofi	531	42,746
Sartorius Stedim Biotech	12	1,659
Schneider Electric SE	272	21,460
SCOR SE	91	3,735
SEB SA	12	1,956
Societe BIC SA*(a)	14	1,091

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers Eurozone Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
France (Continued)
Societe Generale SA (a)	350	$8,760
Sodexo SA	44	5,050
Suez (a)	191	2,549
Teleperformance	26	4,983
Thales SA	52	5,711
TOTAL SA	1,125	58,470
Ubisoft Entertainment SA*	30	2,452
Unibail-Rodamco-Westfield REIT	68	10,256
Valeo SA (a)	117	3,087
Veolia Environnement SA	258	5,954
Vinci SA (a)	274	27,010
Vivendi SA	485	13,041
Wendel SA	14	1,779

		706,296

Germany — 25.0%
1&1 Drillisch AG	24	732
adidas AG	81	23,125
Allianz SE	198	43,877
Axel Springer SE	16	990
BASF SE	429	28,234
Bayer AG	436	25,663
Bayerische Motoren Werke AG	155	10,712
Beiersdorf AG	60	6,890
Brenntag AG	72	3,336
Carl Zeiss Meditec AG	18	1,690
Commerzbank AG	515	3,617
Continental AG	52	7,058
Covestro AG, 144A	77	3,366
CTS Eventim AG & Co. KGaA	26	1,164
Daimler AG	422	21,836
Delivery Hero SE, 144A*	65	2,792
Deutsche Bank AG (b)	873	5,922
Deutsche Boerse AG	83	11,446
Deutsche Lufthansa AG	219	4,161
Deutsche Post AG	450	13,228
Deutsche Telekom AG	1,589	26,755
Deutsche Wohnen SE	145	6,827
DMG Mori AG	10	475
E.ON SE	950	9,897
Evonik Industries AG	75	1,966
Evotec SE*	59	1,423
Fielmann AG	12	840
Fraport AG Frankfurt Airport Services Worldwide	18	1,414
Fresenius Medical Care AG & Co. KGaA	105	7,638
Fresenius SE & Co. KGaA	202	10,222
FUCHS PETROLUB SE	14	491
GEA Group AG	77	2,101
GRENKE AG	14	1,334
Hannover Rueck SE	30	4,486
HeidelbergCement AG	72	5,340
Hella GmbH & Co. KGaA	22	1,016
Henkel AG & Co. KGaA	50	4,324
HOCHTIEF AG	9	1,069
HUGO BOSS AG	28	1,626
Infineon Technologies AG	489	8,764

	Number of Shares	Value
Germany (Continued)
K+S AG	97	$1,642
KION Group AG	34	1,850
LANXESS AG	34	1,700
LEG Immobilien AG	32	3,812
Merck KGaA	60	5,781
METRO AG	85	1,337
MorphoSys AG*	14	1,349
MTU Aero Engines AG	20	4,315
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	70	16,857
Nemetschek SE	8	1,224
OSRAM Licht AG	44	1,310
ProSiebenSat.1 Media SE*	91	1,477
Puma SE	4	2,320
Rational AG	2	1,269
Rheinmetall AG	18	1,912
Rocket Internet SE, 144A*	30	800
RWE AG	251	6,254
SAP SE	504	62,015
Siemens AG	372	42,051
Sixt SE	8	811
Symrise AG	63	5,887
TAG Immobilien AG*	48	1,123
Talanx AG	26	1,030
Telefonica Deutschland Holding AG	450	1,259
thyssenkrupp AG	241	3,044
Uniper SE	87	2,434
United Internet AG	56	2,000
Volkswagen AG	62	9,818
Vonovia SE	215	11,251
Wacker Chemie AG	10	790
Wirecard AG	50	7,806
Zalando SE, 144A*	60	2,376

		526,751

Greece — 0.1%
Hellenic Telecommunications Organization SA	123	1,679

Ireland — 1.7%
Bank of Ireland Group PLC	452	2,419
CRH PLC	406	12,663
Glanbia PLC	77	1,279
Kerry Group PLC, Class A	70	8,074
Kingspan Group PLC	62	3,224
Ryanair Holdings PLC, ADR*	97	6,326
Smurfit Kappa Group PLC	101	2,791

		36,776

Italy — 6.5%
A2A SpA	784	1,275
Amplifon SpA	60	1,328
Assicurazioni Generali SpA	638	11,173
Atlantia SpA	231	5,782
Banca Mediolanum SpA	195	1,297
Brembo SpA	77	825
Buzzi Unicem SpA	36	703
Buzzi Unicem SpA-RSP	18	245

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers Eurozone Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
Italy (Continued)
Davide Campari-Milano SpA	207	$2,017
De’ Longhi SpA	22	433
DiaSorin SpA	4	408
Enel SpA	3,783	23,481
Eni SpA	1,300	19,673
FinecoBank Banca Fineco SpA	199	2,057
Hera SpA	455	1,648
Infrastrutture Wireless Italiane SpA, 144A	117	1,052
Interpump Group SpA	37	1,079
Intesa Sanpaolo SpA	8,333	17,028
Italgas SpA	237	1,497
Leonardo SpA	197	2,183
Mediobanca Banca di Credito Finanziario SpA	342	3,153
Moncler SpA	95	3,493
Pirelli & C SpA, 144A	183	1,041
Poste Italiane SpA, 144A	231	2,240
Prysmian SpA*	129	2,146
Saipem SpA*	284	1,213
Salvatore Ferragamo SpA	24	499
Snam SpA	1,090	5,471
Societa Iniziative Autostradali e Servizi SpA	34	590
Telecom Italia SpA*	5,674	2,781
Telecom Italia SpA-RSP	3,020	1,408
Terna Rete Elettrica Nazionale SpA	706	4,300
UniCredit SpA	1,041	11,818
UnipolSai Assicurazioni SpA (a)	316	768

		136,105

Luxembourg — 0.7%
ArcelorMittal	316	4,669
Aroundtown SA	369	3,126
Eurofins Scientific SE (a)	6	2,723
Grand City Properties SA	54	1,384
Tenaris SA	237	2,786

		14,688

Netherlands — 8.8%
Aalberts NV	36	1,184
ABN AMRO Group NV, 144A	219	4,622
Adyen NV, 144A*	7	5,623
Aegon NV	1,049	4,788
Akzo Nobel NV	99	8,331
Argenx SE*	17	2,099
ASML Holding NV	197	37,166
ASR Nederland NV	62	2,346
Boskalis Westminster	40	900
Euronext NV, 144A	32	2,272
EXOR NV	56	3,508
GrandVision NV, 144A	26	555
Heineken Holding NV	50	4,937
Heineken NV	117	12,258
IMCD NV	26	2,116
ING Groep NV	1,977	21,359
Koninklijke Ahold Delhaize NV	519	11,645
Koninklijke DSM NV	85	9,548
Koninklijke KPN NV	1,729	5,275

	Number of Shares	Value
Netherlands (Continued)
Koninklijke Philips NV	473	$18,685
Koninklijke Vopak NV	34	1,391
NN Group NV	151	5,724
OCI NV*	36	814
QIAGEN NV*	107	4,073
Randstad NV	58	2,986
SBM Offshore NV	80	1,412
Wolters Kluwer NV	131	9,130

		184,747

Portugal — 0.5%
Banco Comercial Portugues SA, Class R*	3,895	1,094
EDP—Energias de Portugal SA	1,086	3,944
Galp Energia SGPS SA	227	3,410
Jeronimo Martins SGPS SA	121	1,837
Navigator Co. SA	109	388

		10,673

Spain — 9.6%
Acciona SA (a)	12	1,282
ACS Actividades de Construccion y Servicios SA	139	5,716
Aena SME SA, 144A	36	6,615
Amadeus IT Group SA	201	15,312
Banco Bilbao Vizcaya Argentaria SA	3,080	16,706
Banco de Sabadell SA	2,595	2,872
Banco Santander SA	7,523	33,131
Bankia SA	547	1,380
Bankinter SA	312	2,252
CaixaBank SA	1,743	5,357
Cellnex Telecom SA, 144A*	113	3,960
Cia de Distribucion Integral Logista Holdings SA	33	728
CIE Automotive SA	24	579
Enagas SA	113	3,085
Endesa SA	157	3,903
Ferrovial SA*	3	72
Ferrovial SA	259	6,173
Fomento de Construcciones y Contratas SA	68	877
Fomento de Construcciones y Contratas SA*	2	26
Grifols SA	147	3,764
Grupo Catalana Occidente SA	22	765
Iberdrola SA	2,853	26,432
Industria de Diseno Textil SA	574	15,383
Inmobiliaria Colonial Socimi SA REIT	139	1,535
Mapfre SA	475	1,391
Merlin Properties Socimi SA REIT	179	2,376
Naturgy Energy Group SA	171	4,865
Red Electrica Corp. SA	215	4,559
Repsol SA	692	11,151
Siemens Gamesa Renewable Energy SA	113	1,757
Telefonica SA	2,203	17,621
Zardoya Otis SA (a)	87	662

		202,287

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers Eurozone Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
Switzerland — 0.2%
STMicroelectronics NV	316	$4,822

United Kingdom (c) — 2.4%
Unilever NV	859	51,690

TOTAL COMMON STOCKS (Cost $2,207,289)		2,039,956

PREFERRED STOCKS — 1.9%

Germany — 1.8%
Bayerische Motoren Werke AG	26	1,536
FUCHS PETROLUB SE	34	1,324
Henkel AG & Co. KGaA	87	7,928
Porsche Automobil Holding SE*	77	4,786
RWE AG	18	447
Sartorius AG	18	3,410
Sixt SE	8	557
Volkswagen AG	106	16,478

		36,466

Spain — 0.1%
Grifols SA, Class B	129	2,283

TOTAL PREFERRED STOCKS (Cost $43,628)		38,749

	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 1.1%
iShares MSCI Eurozone ETF (Cost $24,520)	630	$23,890

SECURITIES LENDING COLLATERAL — 5.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.29% (d)(e) (Cost $113,653)	113,653	113,653

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 2.35% (d) (Cost $56)	56	56

TOTAL INVESTMENTS — 105.1% (Cost $2,389,146)		$2,216,304
Other assets and liabilities, net — (5.1%)		(106,689)

NET ASSETS — 100.0%		$2,109,615

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2019 is as follows:

Value ($) at 5/31/2018	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2019	Value ($) at 5/31/2019
COMMON STOCKS — 0.3%
Germany — 0.3%
Deutsche Bank AG (b)
9,128	13,263		(10,706)	(5,850)	87	108	—	873	5,922

SECURITIES LENDING COLLATERAL — 5.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.29% (d)(e)
84,109	29,544	(f)	—	—	—	1,341	—	113,653	113,653

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 2.35% (d)
—	21,924		(21,868)	—	—	12	—	56	56

93,237	64,731		(32,574)	(5,850)	87	1,461	—	114,582	119,631

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2019 amounted to $112,483, which is 5.3% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Securities listed in country of domicile and traded on an exchange within Eurozone.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $18,253.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2019.

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers Eurozone Equity ETF (Continued)

May 31, 2019

ADR:	American Depositary Receipt
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$2,039,956	$—	$—	$2,039,956
Preferred Stocks (g)	38,749	—	—	38,749
Exchange-Traded Funds	23,890	—	—	23,890
Short-Term Investments (g)	113,709	—	—	113,709

TOTAL	$2,216,304	$—	$—	$2,216,304

(g)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF

May 31, 2019

	Number of Shares	Value
COMMON STOCKS — 99.5%

Australia — 8.4%
Abacus Property Group REIT	19,717	$52,321
ALE Property Group REIT	6,729	22,425
Arena REIT	16,343	31,139
Aventus Group (a)	23,361	37,389
Aveo Group (a)	26,536	39,345
BWP Trust REIT	26,190	65,325
Centuria Industrial REIT (b)	9,550	20,247
Centuria Metropolitan REIT	16,127	29,387
Charter Hall Education Trust REIT	13,031	32,774
Charter Hall Group REIT	28,084	201,196
Charter Hall Retail REIT	19,760	60,513
Cromwell Property Group REIT	108,632	86,932
Dexus REIT	60,272	537,862
GDI Property Group REIT	30,686	28,171
Goodman Group REIT	97,150	901,959
GPT Group REIT	92,423	368,843
Growthpoint Properties Australia Ltd. REIT	17,182	49,999
Ingenia Communities Group REIT	13,978	30,894
Mirvac Group REIT	216,017	453,492
National Storage REIT	40,298	46,627
REA Group Ltd. (b)	3,054	188,278
Scentre Group REIT	313,638	825,755
Shopping Centres Australasia Property Group REIT	55,305	96,945
Stockland REIT	145,550	446,740
US Masters Residential Property Fund REIT	22,214	15,237
Vicinity Centres REIT	184,515	329,830
Viva Energy REIT	27,097	48,625

		5,048,250

Austria — 0.6%
CA Immobilien Anlagen AG	3,857	142,910
IMMOFINANZ AG*	5,397	136,942
S IMMO AG*	2,841	64,742

		344,594

Belgium — 1.4%
Aedifica SA REIT	1,498	137,550
Ascencio REIT	344	21,390
Befimmo SA REIT	1,204	67,352
Care Property Invest NV REIT	1,118	29,277
Cofinimmo SA REIT	1,333	167,854
Intervest Offices & Warehouses NV REIT (b)	1,332	36,737
Montea C.V.A REIT	644	55,904
Retail Estates NV REIT	645	56,638
Shurgard Self Storage SA	1,504	50,112
VGP NV	472	38,712
Warehouses De Pauw CVA REIT	1,031	159,926
Xior Student Housing NV REIT	643	32,208

		853,660

Brazil — 0.8%
Aliansce Shopping Centers SA	6,300	33,122
BR Malls Participacoes SA	49,050	160,518

	Number of Shares	Value
Brazil (Continued)
Cyrela Brazil Realty SA Empreendimentos e Participacoes	17,311	$77,127
Ez Tec Empreendimentos e Participacoes SA	8,268	46,468
Iguatemi Empresa de Shopping Centers SA	5,268	53,832
Multiplan Empreendimentos Imobiliarios SA	17,069	108,316

		479,383

Canada — 5.2%
Allied Properties Real Estate Investment Trust REIT	6,087	218,869
Altus Group Ltd.	2,364	51,708
American Hotel Income Properties REIT LP (b)	3,551	17,678
Artis Real Estate Investment Trust REIT	7,204	62,773
Boardwalk Real Estate Investment Trust REIT	1,978	59,520
Canadian Apartment Properties REIT	8,994	325,857
Chartwell Retirement Residences	12,687	136,076
Choice Properties Real Estate Investment Trust REIT	12,599	125,627
Colliers International Group, Inc.	2,277	140,234
Cominar Real Estate Investment Trust REIT	9,679	87,848
Crombie Real Estate Investment Trust REIT	5,269	57,800
Dream Global Real Estate Investment Trust REIT	10,194	101,948
Dream Industrial Real Estate Investment Trust REIT	5,785	49,553
Dream Office Real Estate Investment Trust REIT	1,764	30,729
DREAM Unlimited Corp., Class A	4,322	22,890
First Capital Realty, Inc.	10,580	162,703
FirstService Corp.	1,844	167,077
Granite Real Estate Investment Trust REIT	2,669	119,464
H&R Real Estate Investment Trust REIT	16,858	284,313
InterRent Real Estate Investment Trust REIT	6,250	65,417
Killam Apartment Real Estate Investment Trust REIT	5,139	72,111
Morguard Corp.	300	41,719
Northview Apartment Real Estate Investment Trust REIT	2,906	57,264
NorthWest Healthcare Properties Real Estate Investment Trust REIT	4,796	42,784
RioCan Real Estate Investment Trust REIT	18,429	355,521
SmartCentres Real Estate Investment Trust REIT	6,945	167,781
Summit Industrial Income REIT	5,657	53,310
Tricon Capital Group, Inc.	8,068	61,768

		3,140,342

Chile — 0.2%
Parque Arauco SA	38,017	99,475
Plaza SA	17,526	39,312

		138,787

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

May 31, 2019

	Number of Shares	Value
China — 0.9%
China Vanke Co. Ltd., Class H	71,888	$254,433
Guangzhou R&F Properties Co. Ltd., Class H	58,210	110,176
Powerlong Real Estate Holdings Ltd.	72,447	32,895
Redco Group, 144A	57,993	23,225
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	15,632	18,274
Shanghai Lingang Holdings Corp. Ltd., Class B	6,055	9,488
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	67,021	77,945
Shanghai Shibei Hi-Tech Co. Ltd., Class B	27,165	12,876

		539,312

Egypt — 0.1%
Heliopolis Housing	7,163	8,772
Medinet Nasr Housing*	40,323	14,116
Palm Hills Developments SAE*	99,776	14,841
Six of October Development & Investment	11,593	8,975
Talaat Moustafa Group	50,780	31,730

		78,434

Finland — 0.3%
Citycon OYJ	5,651	57,147
Hoivatilat OYJ	1,288	13,779
Kojamo OYJ	8,796	118,210

		189,136

France — 5.1%
Altarea SCA REIT	215	41,448
Carmila SA REIT	2,540	44,268
Covivio REIT	3,636	380,462
Covivio Hotels SACA REIT	4,323	123,324
Gecina SA REIT	3,249	463,427
ICADE REIT	1,677	142,120
Klepierre SA REIT	12,599	427,790
Mercialys SA REIT	4,065	50,145
Nexity SA	2,625	115,486
Societe Fonciere Lyonnaise SA REIT	515	39,024
Unibail-Rodamco-Westfield REIT	8,150	1,229,242

		3,056,736

Germany — 6.1%
ADLER Real Estate AG	2,669	39,497
ADO Properties SA, 144A	1,633	87,748
alstria office REIT-AG REIT	9,528	148,539
Deutsche EuroShop AG	3,054	90,662
Deutsche Wohnen SE	19,686	926,842
Hamborner REIT AG REIT	4,109	41,851
Instone Real Estate Group AG, 144A*	2,154	52,807
LEG Immobilien AG	3,809	453,743
PATRIZIA Immobilien AG	2,625	50,927
TAG Immobilien AG*	8,839	206,845
TLG Immobilien AG	3,121	91,295
Vonovia SE	28,343	1,483,186

		3,673,942

	Number of Shares	Value
Greece — 0.0%
LAMDA Development SA*	2,283	$19,080

Guernsey — 0.1%
UK Commercial Property REIT Ltd. REIT	50,758	58,474

Hong Kong — 16.8%
Asia Standard International Group Ltd.	28,987	5,472
Champion REIT	130,415	106,121
China Jinmao Holdings Group Ltd.	319,122	184,378
China Oceanwide Holdings Ltd.*	260,828	13,639
China Overseas Land & Investment Ltd.	219,796	762,504
China Resources Land Ltd.	158,485	644,811
China Touyun Tech Group Ltd.*	434,703	4,269
Chinese Estates Holdings Ltd.	28,987	26,545
Chuang’s Consortium International Ltd.	57,993	12,278
CK Asset Holdings Ltd.	156,477	1,131,585
CSI Properties Ltd.	289,797	14,784
Emperor International Holdings Ltd.	57,993	15,533
Far East Consortium International Ltd.	57,993	25,592
Fortune Real Estate Investment Trust REIT	85,800	116,653
Hang Lung Group Ltd.	54,016	144,331
Hang Lung Properties Ltd.	116,437	245,035
Henderson Land Development Co. Ltd.	79,691	411,640
HKR International Ltd.	46,384	23,131
Hong Kong Ferry Holdings Co. Ltd.	14,493	16,229
Hongkong Land Holdings Ltd.	68,700	447,924
Hysan Development Co. Ltd.	35,847	186,538
Kerry Properties Ltd.	36,104	136,992
Kong Sun Holdings Ltd.*	362,258	4,620
Kowloon Development Co. Ltd.	14,493	19,187
Lai Sun Development Co. Ltd.	8,710	13,286
Lai Sun Garment International Ltd.	7,247	10,223
Landing International Development Ltd.*	86,939	17,187
Langham Hospitality Investments and Langham Hospitality Investments Ltd. (a)	50,748	19,741
Link REIT	125,773	1,504,679
New World Development Co. Ltd.	327,789	483,288
Poly Property Group Co. Ltd.	115,923	39,920
Prosperity REIT	57,993	24,483
Regal Real Estate Investment Trust REIT	43,478	13,309
SEA Holdings Ltd.	21,741	28,062
Shenzhen Investment Ltd.	173,876	64,090
Sino Land Co. Ltd.	187,554	299,970
Sun Hung Kai Properties Ltd.	92,559	1,465,021
Sunlight Real Estate Investment Trust REIT	66,363	48,330
Swire Properties Ltd.	59,414	244,762
TAI Cheung Holdings Ltd.	14,493	14,714
Wang On Properties Ltd.	231,845	28,683
Wharf Holdings Ltd.	68,122	174,203
Wharf Real Estate Investment Co. Ltd.	68,468	467,628
Wheelock & Co. Ltd.	47,804	316,435
YT Realty Group Ltd.	28,987	8,503
Yuexiu Property Co. Ltd.	376,748	85,531

		10,071,839

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

May 31, 2019

	Number of Shares	Value
India — 0.6%
Brigade Enterprises Ltd.	6,859	$24,738
Godrej Properties Ltd.*	5,434	69,169
Housing Development & Infrastructure Ltd.*	31,770	10,143
Indiabulls Real Estate Ltd.*	19,071	34,329
Oberoi Realty Ltd.*	7,628	61,464
Omaxe Ltd.	9,527	28,106
Prestige Estates Projects Ltd.	10,494	43,337
Sobha Ltd.	3,596	28,104
Sunteck Realty Ltd.	4,761	33,956
Unitech Ltd.*	490,513	8,446

		341,792

Indonesia — 0.4%
Ayana Land International PT*	266,614	12,516
PT Alam Sutera Realty Tbk*	633,235	14,375
PT Bumi Serpong Damai Tbk*	561,115	53,074
PT Ciputra Development Tbk	589,757	40,495
PT Jaya Real Property Tbk	189,829	7,648
PT Jaya Sukses Makmur Sentosa Tbk*	89,861	3,840
PT Lippo Karawaci Tbk	456,440	10,298
PT PP Properti Tbk	973,752	7,982
PT Puradelta Lestari Tbk	514,431	9,011
PT Sitara Propertindo Tbk*	311,534	16,698
PT Summarecon Agung Tbk	520,218	37,725

		213,662

Ireland — 0.2%
Green REIT PLC REIT	39,652	76,619
Hibernia REIT PLC REIT	42,019	63,961

		140,580

Israel — 1.3%
ADO Group Ltd.*	729	15,321
Africa Israel Properties Ltd.*	772	21,405
Airport City Ltd.*	4,366	77,977
Alony Hetz Properties & Investments Ltd.	6,817	86,805
Alrov Properties and Lodgings Ltd.	430	14,696
Amot Investments Ltd.	8,798	54,293
Arad Investment & Industrial Development Ltd.	44	2,655
Ashtrom Properties Ltd.	2,410	11,916
Azrieli Group Ltd.	2,195	130,979
Bayside Land Corp.	44	22,484
Big Shopping Centers Ltd.*	301	21,379
Blue Square Real Estate Ltd.	301	12,494
Gazit-Globe Ltd.	5,485	44,506
Israel Canada T.R Ltd.	4,967	5,690
Isras Investment Co. Ltd.	87	12,584
Jerusalem Economy Ltd.*	10,495	36,245
Melisron Ltd.	1,074	54,970
Norstar Holdings, Inc.	686	9,531
Property & Building Corp. Ltd.	129	11,449
Reit 1 Ltd. REIT	10,623	49,481
Sella Capital Real Estate Ltd. REIT	13,202	26,774
Summit Real Estate Holdings Ltd.	2,154	19,592
Villar International Ltd.	258	7,701

		750,927

	Number of Shares	Value
Italy — 0.0%
Immobiliare Grande Distribuzione SIIQ SpA REIT	3,078	$21,094

Japan — 21.7%
Activia Properties, Inc. REIT	43	185,941
Advance Residence Investment Corp. REIT	83	240,037
Aeon Mall Co. Ltd.	5,000	73,451
AEON REIT Investment Corp. REIT	86	107,723
Comforia Residential REIT, Inc. REIT	41	112,342
Daibiru Corp.	4,200	36,555
Daito Trust Construction Co. Ltd.	4,400	572,821
Daiwa House REIT Investment Corp. REIT	93	219,791
Daiwa Office Investment Corp. REIT	16	110,670
Frontier Real Estate Investment Corp. REIT	37	156,247
Fukuoka REIT Corp. REIT	43	69,307
Global One Real Estate Investment Corp. REIT	46	55,416
GLP J REIT	207	230,307
Goldcrest Co. Ltd.	100	1,624
Hankyu Hanshin REIT, Inc. REIT	43	58,535
Heiwa Real Estate Co. Ltd.	3,500	67,760
Heiwa Real Estate REIT, Inc. REIT	45	51,186
Hoshino Resorts REIT, Inc. REIT	12	61,229
Hulic Co. Ltd.	30,200	239,764
Hulic Reit, Inc. REIT	78	129,168
Ichigo Office REIT Investment REIT	86	80,317
Industrial & Infrastructure Fund Investment Corp. REIT	90	107,842
Invesco Office J-Reit, Inc. REIT	472	76,294
Invincible Investment Corp. REIT	344	183,129
Japan Excellent, Inc. REIT	80	118,775
Japan Hotel REIT Investment Corp. REIT	260	210,969
Japan Logistics Fund, Inc. REIT	47	104,670
Japan Prime Realty Investment Corp. REIT	48	205,130
Japan Real Estate Investment Corp. REIT	84	499,010
Japan Rental Housing Investments, Inc. REIT	87	69,151
Japan Retail Fund Investment Corp. REIT	165	332,203
Kenedix Office Investment Corp. REIT	27	185,761
Kenedix Residential Next Investment Corp. REIT	45	76,799
Kenedix Retail REIT Corp. REIT	38	93,657
LaSalle Logiport REIT	51	57,541
Leopalace21 Corp.*(b)	13,000	38,195
LIFULL Co. Ltd.	4,300	23,604
MCUBS MidCity Investment Corp. REIT	87	83,574
Mirai Corp. REIT	92	41,943
Mitsubishi Estate Co. Ltd.	81,700	1,502,693
Mitsui Fudosan Co. Ltd.	59,500	1,442,084
Mitsui Fudosan Logistics Park, Inc. REIT	18	57,113
Mori Hills REIT Investment Corp. REIT	86	118,416
Mori Trust Sogo Reit, Inc. REIT	49	77,849
Nippon Accommodations Fund, Inc. REIT	30	158,324
Nippon Building Fund, Inc. REIT	85	580,889
Nippon Prologis REIT, Inc. REIT	121	263,119

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

May 31, 2019

	Number of Shares	Value
Japan (Continued)
NIPPON REIT Investment Corp. REIT	28	$109,473
Nomura Real Estate Holdings, Inc.	8,200	168,720
Nomura Real Estate Master Fund, Inc. REIT	258	400,158
Open House Co. Ltd.	1,800	74,354
Orix JREIT, Inc. REIT	171	306,485
Premier Investment Corp. REIT	85	108,427
Relo Group, Inc.	7,900	211,734
Sekisui House Reit, Inc. REIT	215	160,594
Starts Corp., Inc.	900	21,179
Sumitomo Realty & Development Co. Ltd.	28,900	1,066,565
Takara Leben Co. Ltd.	4,400	14,954
TOC Co. Ltd.	4,200	23,597
Tokyo Tatemono Co. Ltd.	12,900	134,614
Tokyu Fudosan Holdings Corp.	38,600	215,442
Tokyu REIT, Inc. REIT	46	75,032
United Urban Investment Corp. REIT	173	285,213
Unizo Holdings Co. Ltd.	900	15,393

		12,960,859

Jersey Island — 0.1%
Atrium European Real Estate Ltd.*	9,141	33,717

Luxembourg — 0.9%
Aroundtown SA	45,696	387,104
Grand City Properties SA	6,172	158,189

		545,293

Malaysia — 0.8%
Axis Real Estate Investment Trust REIT	25,700	10,487
Capitaland Malaysia Mall Trust REIT	55,800	14,781
Eastern & Oriental Bhd*	47,200	9,349
Eco World Development Group Bhd*	64,300	13,196
Eco World International Bhd*	42,900	6,603
IGB Bhd	16,100	10,450
IGB Real Estate Investment Trust REIT	90,300	40,296
IOI Properties Group Bhd	107,325	34,320
KLCCP Stapled Group (a)	17,100	31,462
KSL Holdings Bhd*	25,800	4,833
Land & General Bhd	115,900	4,149
LBS Bina Group Bhd	55,800	6,924
Mah Sing Group Bhd	68,700	14,837
Matrix Concepts Holdings Bhd	30,200	13,909
MKH Bhd	17,200	5,131
MRCB-QUILL REIT	34,300	8,840
Paramount Corp. Bhd	17,200	8,579
Pavilion Real Estate Investment Trust REIT	25,800	11,205
Sime Darby Property Bhd	137,446	34,767
SP Setia Bhd Group	97,905	51,166
Sunway Bhd	90,577	36,529
Sunway Real Estate Investment Trust REIT	60,000	26,632
Tropicana Corp. Bhd	25,700	5,366
UEM Sunrise Bhd	72,900	14,961
UOA Development Bhd	21,500	12,006
YNH Property Bhd	21,600	10,051
YTL Hospitality REIT	47,200	15,093

		455,922

	Number of Shares	Value
Mexico — 1.0%
CFE Capital S de RL de CV REIT	51,878	$48,673
Corp. Inmobiliaria Vesta SAB de CV	36,017	51,349
Fibra Uno Administracion SA de CV REIT	232,788	298,530
Grupo GICSA SAB de CV*	46,685	14,235
Macquarie Mexico Real Estate Management SA de CV REIT, 144A*	46,428	48,390
PLA Administradora Industrial S de RL de CV REIT	47,673	72,780
Prologis Property Mexico SA de CV REIT	20,708	40,494

		574,451

Netherlands — 0.1%
Wereldhave NV REIT (b)	2,025	49,328

New Zealand — 0.6%
Argosy Property Ltd.	49,847	42,891
Goodman Property Trust REIT	61,350	74,183
Kiwi Property Group Ltd.	84,921	87,185
Precinct Properties New Zealand Ltd.	59,286	62,606
Property for Industry Ltd.	30,061	40,170
Vital Healthcare Property Trust REIT	21,740	33,019

		340,054

Norway — 0.3%
Entra ASA, 144A	7,376	109,876
Norwegian Property ASA	13,375	17,342
Olav Thon Eiendomsselskap ASA	1,804	28,852
Selvaag Bolig ASA	2,578	12,516

		168,586

Philippines — 2.9%
8990 Holdings, Inc.	55,800	17,073
Ayala Corp.	17,605	310,174
Ayala Land, Inc.	471,126	447,092
Belle Corp.	258,000	11,277
DoubleDragon Properties Corp.*	43,000	20,939
Filinvest Land, Inc.	601,000	19,703
GT Capital Holdings, Inc.	5,497	90,948
Megaworld Corp.	750,600	84,901
Robinsons Land Corp.*	68,861	34,324
SM Prime Holdings, Inc.	849,557	648,231
Vista Land & Lifescapes, Inc.	254,000	34,963

		1,719,625

Poland — 0.2%
Dom Development SA	473	10,096
Echo Investment SA	10,924	10,266
Globalworth Poland Real Estate NV	11,355	20,159
Globe Trade Centre SA	15,740	34,376
LC Corp. SA	26,968	17,550

		92,447

Romania — 0.5%
NEPI Rockcastle PLC	31,945	270,043

Russia — 0.1%
PIK Group PJSC	10,128	57,278

Singapore — 5.7%
AIMS APAC REIT	34,500	34,842
Ascendas Hospitality Trust (a)	43,000	28,118

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

May 31, 2019

	Number of Shares	Value
Singapore (Continued)
Ascendas India Trust	47,300	$44,676
Ascendas Real Estate Investment Trust REIT	141,950	301,154
Ascott Residence Trust REIT	64,400	58,020
Bukit Sembawang Estates Ltd.	8,700	35,272
Cache Logistics Trust REIT	60,000	31,605
CapitaLand Commercial Trust REIT	150,423	210,932
CapitaLand Ltd.	154,551	361,575
CapitaLand Mall Trust REIT	151,101	264,579
CapitaLand Retail China Trust REIT	34,500	37,599
CDL Hospitality Trusts (a)	43,100	50,417
City Developments Ltd.	29,950	178,871
ESR REIT	111,700	43,419
Far East Hospitality Trust (a)	51,400	23,714
First Real Estate Investment Trust REIT	25,700	18,673
Frasers Centrepoint Trust REIT	30,100	52,924
Frasers Commercial Trust REIT	47,200	51,440
Frasers Hospitality Trust (a)	43,000	22,182
Frasers Logistics & Industrial Trust REIT	94,600	78,355
Frasers Property Ltd.	21,500	28,118
GuocoLand Ltd.	17,200	24,494
Ho Bee Land Ltd.	12,800	21,855
Keppel REIT	107,400	93,639
Keppel DC REIT	60,100	68,119
Keppel-KBS US REIT	30,197	22,195
Lippo Malls Indonesia Retail Trust REIT	98,800	15,075
Manulife US Real Estate Investment Trust REIT	72,900	62,329
Mapletree Commercial Trust REIT	103,200	143,214
Mapletree Industrial Trust REIT	77,200	118,351
Mapletree Logistics Trust REIT	137,600	145,963
Mapletree North Asia Commercial Trust REIT	124,700	119,595
OUE Commercial Real Estate Investment Trust REIT	60,100	21,178
OUE Hospitality Trust (a)	64,400	31,584
Parkway Life Real Estate Investment Trust REIT	21,600	46,924
Soilbuild Business Space REIT	47,200	20,405
SPH REIT	51,500	38,914
Starhill Global REIT	81,700	43,629
Suntec Real Estate Investment Trust REIT	128,800	170,317
United Industrial Corp. Ltd.	12,800	27,714
UOL Group Ltd.	29,958	147,140
Wing Tai Holdings Ltd.	30,100	44,395
Yanlord Land Group Ltd.	34,500	29,829

		3,413,343

South Africa — 1.3%
Attacq Ltd. REIT	38,105	34,002
Equites Property Fund Ltd. REIT	25,932	35,965
Fortress REIT Ltd., Class B REIT	58,124	47,194
Growthpoint Properties Ltd. REIT	146,744	243,843
Hyprop Investments Ltd. REIT (b)	13,718	66,651
Redefine Properties Ltd. REIT (b)	307,229	191,418
Resilient REIT Ltd. REIT	21,312	86,346
SA Corporate Real Estate Ltd. REIT	115,279	23,123

	Number of Shares	Value
South Africa (Continued)
Vukile Property Fund Ltd. REIT	47,288	$67,241

		795,783

South Korea — 0.1%
Korea Asset In Trust Co. Ltd.	2,448	8,161
Korea Real Estate Investment & Trust Co. Ltd.	10,042	19,605
Shinhan Alpha REIT Co. Ltd. REIT	1,935	10,415
SK D&D Co. Ltd.	430	10,670

		48,851

Spain — 1.0%
Aedas Homes SAU, 144A*	1,374	34,297
Hispania Activos Inmobiliarios SOCIMI SA REIT*(c)	268	5,322
Inmobiliaria Colonial Socimi SA REIT	15,008	165,737
Lar Espana Real Estate Socimi SA REIT	5,012	38,258
Merlin Properties Socimi SA REIT	21,656	287,416
Neinor Homes SA, 144A*	3,255	39,827

		570,857

Sweden — 3.3%
Atrium Ljungberg AB, Class B	2,583	44,510
Castellum AB	15,302	289,811
Catena AB	1,374	37,825
Dios Fastigheter AB	5,184	37,203
Fabege AB (b)	16,043	240,126
Fastighets AB Balder, Class B*	5,958	192,941
FastPartner AB	3,011	22,779
Heba Fastighets AB, Class B*	1,075	16,604
Hembla AB*	2,150	38,720
Hemfosa Fastigheter AB	9,398	86,503
Hufvudstaden AB, Class A	7,291	118,973
JM AB (b)	3,469	69,291
Klovern AB, Class B	27,311	40,978
Kungsleden AB	11,268	86,962
L E Lundbergforetagen AB, Class B	4,194	137,491
Nyfosa AB*	10,108	63,725
Pandox AB	5,053	82,826
Platzer Fastigheter Holding AB, Class B	3,637	30,916
Sagax AB, Class B	8,039	73,149
Sagax AB, Class D	5,699	20,958
Wallenstam AB, Class B	12,385	125,058
Wihlborgs Fastigheter AB (b)	8,322	120,669

		1,978,018

Switzerland — 1.4%
Allreal Holding AG*	859	139,715
Mobimo Holding AG	387	92,725
PSP Swiss Property AG	2,320	258,790
Swiss Prime Site AG*	4,460	361,819

		853,049

Taiwan — 1.0%
Cathay No. 1 REIT	71,987	34,476
Cathay Real Estate Development Co. Ltd.	28,987	26,775
Chong Hong Construction Co. Ltd.	14,493	41,490
Farglory Land Development Co. Ltd.	14,493	18,201

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

May 31, 2019

	Number of Shares	Value
Taiwan (Continued)
Fubon No. 1 REIT	28,987	$13,754
Fubon No. 2 REIT	43,198	17,969
Highwealth Construction Corp.	66,921	103,305
Hong Pu Real Estate Development Co. Ltd.	14,495	9,331
Huaku Development Co. Ltd.	14,493	39,290
Huang Hsiang Construction Corp.	14,493	13,662
Hung Sheng Construction Ltd.	28,987	19,989
KEE TAI Properties Co. Ltd.	28,987	11,233
Kindom Construction Corp.	28,987	25,904
Kuoyang Construction Co. Ltd.	28,987	11,508
O-Bank No1 Real Estate Investment Trust REIT	171,987	49,726
Prince Housing & Development Corp.	86,939	32,314
Radium Life Tech Co. Ltd.*	43,478	19,117
Ruentex Development Co. Ltd.	35,030	45,322
Shin Kong No.1 REIT	57,641	30,724
Shining Building Business Co. Ltd.*	28,987	9,399
Sinyi Realty, Inc.	14,493	15,404
Taiwan Land Development Corp.*	43,479	13,754

		602,647

Thailand — 2.1%
Amata Corp. PCL, NVDR	55,700	38,368
Ananda Development PCL, NVDR	90,300	10,386
AP Thailand PCL, NVDR	137,500	33,672
Bangkok Land PCL, NVDR	897,000	44,783
Central Pattana PCL, NVDR	196,600	442,618
Frasers Property Thailand PCL, NVDR	17,100	9,780
Golden Land Property Development PCL, NVDR	25,800	6,848
Golden Ventures Leasehold Real Estate Investment Trust REIT (c)	12,700	6,381
Grand Canal Land PCL, NVDR*	137,400	12,938
IMPACT Growth Real Estate Investment Trust REIT	77,200	57,569
Land & Houses PCL, NVDR	436,700	146,268
LH Hotel Leasehold Real Estate Investment Trust, Class F REIT	10,900	6,441
LPN Development PCL, NVDR	81,600	17,920
MBK PCL, NVDR	68,600	45,737
Noble Development PCL	21,400	12,104
Origin Property PCL, NVDR	60,200	13,506
Platinum Group PCL, NVDR	103,200	18,750
Principal Capital PCL, NVDR*	98,700	13,473
Property Perfect PCL, NVDR	475,400	11,717
Pruksa Holding PCL, NVDR	47,300	30,191
Quality Houses PCL, NVDR	475,900	45,413
Sansiri PCL, NVDR	935,500	41,679
SC Asset Corp. PCL, NVDR	98,700	8,670
Siam Future Development PCL, NVDR	72,740	14,710
Singha Estate PCL, NVDR	154,800	15,848
Supalai PCL, NVDR	81,700	57,569
U City PCL, NVDR*	163,300	10,629
Univentures PCL, NVDR	34,400	6,522
WHA Corp. PCL, NVDR	475,900	64,060

	Number of Shares	Value
Thailand (Continued)
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust, Class F REIT	85,900	$39,628

		1,284,178

Turkey — 0.1%
AKIS Gayrimenkul Yatirimi AS REIT	9,398	3,543
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	142,930	27,921
Is Gayrimenkul Yatirim Ortakligi AS REIT*	27,956	4,551
Yeni Gimat Gayrimenkul Ortakligi AS	7,767	10,914

		46,929

United Kingdom — 5.8%
Assura PLC REIT	144,133	116,447
Big Yellow Group PLC REIT	9,399	120,597
British Land Co. PLC REIT	58,037	390,620
Capital & Counties Properties PLC	38,748	106,272
Countrywide PLC*	80,853	4,219
Derwent London PLC REIT	6,257	253,624
Empiric Student Property PLC REIT	35,415	40,798
Grainger PLC	37,006	117,166
Great Portland Estates PLC REIT	14,105	127,823
Hammerson PLC REIT	44,750	152,796
Hansteen Holdings PLC REIT	24,901	29,220
Intu Properties PLC REIT (b)	47,501	55,500
Land Securities Group PLC REIT	41,200	430,279
LondonMetric Property PLC REIT	42,174	108,545
Primary Health Properties PLC REIT	66,275	114,273
Safestore Holdings PLC REIT	11,912	95,263
Savills PLC	8,624	92,066
Segro PLC REIT	60,410	531,158
Shaftesbury PLC REIT	9,571	99,281
St. Modwen Properties PLC	11,398	62,492
Tritax Big Box REIT PLC REIT	99,969	186,733
UNITE Group PLC REIT	15,382	184,084
Workspace Group PLC REIT	7,288	81,019

		3,500,275

TOTAL COMMON STOCKS (Cost $60,504,894)		59,521,557

PREFERRED STOCKS — 0.1%

South Korea — 0.0%
CJ Corp.*(c)	1	7

Sweden — 0.1%
Hemfosa Fastigheter AB	645	12,707
Klovern AB (b)	988	34,829

		47,536

TOTAL PREFERRED STOCKS (Cost $47,886)		47,543

RIGHTS — 0.0%

Singapore — 0.0%
Frasers Centrepoint Trust*, expires 6/13/19 (Cost $0)	846	43

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

May 31, 2019

	Number of Shares	Value
WARRANTS — 0.0%

Thailand — 0.0%
BTS Group Holdings PCL, NVDR*, expires 11/29/19 (Cost $0)	488	$13

EXCHANGE-TRADED FUNDS — 0.1%
iShares Global REIT ETF	900	23,805
Vanguard Global ex-U.S. Real Estate ETF	550	31,603

TOTAL EXCHANGE-TRADED FUNDS (Cost $56,124)		55,408

SECURITIES LENDING COLLATERAL — 0.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 2.29% (d)(e) (Cost $412,237)	412,237	412,237

	Number of Shares	Value
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 2.35% (d) (Cost $76,925)	76,925	$76,925

TOTAL INVESTMENTS — 100.5%
(Cost $61,098,066)		$60,113,726
Other assets and liabilities, net — (0.5%)		(265,211)

NET ASSETS — 100.0%		$59,848,515

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2019 is as follows:

Value ($) at 5/31/2018	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2019	Value ($) at 5/31/2019
EXCHANGE-TRADED FUNDS — 0.0%
Xtrackers MSCI All China Equity ETF (f)
—	2,924		(3,255)	331	—	60	—	—	—

Xtrackers MSCI China A Inclusion Equity ETF (f)
—	21,604		(21,341)	(263)	—	133	—	—	—

SECURITIES LENDING COLLATERAL — 0.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.29% (d)(e)
5,713	406,524	(g)	—	—	—	1,816	—	412,237	412,237

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 2.35% (d)
—	7,896,413		(7,819,488)	—	—	3,180	—	76,925	76,925

5,713	8,327,465		(7,844,084)	68	—	5,189	—	489,162	489,162

*	Non-income producing security.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2019 amounted to $491,391, which is 0.8% of net assets.

(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $104,033.

(f)	Affiliated fund advised by DBX Advisors LLC.
(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2019.

NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

May 31, 2019

At May 31, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
MSCI EAFE Futures	USD	1	$93,995	$90,895	6/21/2019	$(3,100)

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (h)	$59,509,854	$—	$11,703	$59,521,557
Preferred Stocks (h)	47,536	—	7	47,543
Rights	43	—	—	43
Warrants	13	—	—	13
Exchange-Traded Funds	55,408	—	—	55,408
Short-Term Investments (h)	489,162	—	—	489,162

TOTAL	$60,102,016	$—	$11,710	$60,113,726

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Futures Contracts	$(3,100)	$—	$—	$(3,100)

TOTAL	$(3,100)	$—	$—	$(3,100)

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers Japan JPX-Nikkei 400 Equity ETF

May 31, 2019

	Number of Shares	Value
COMMON STOCKS — 98.7%

Communication Services — 8.9%
Capcom Co. Ltd.	1,100	$22,633
COLOPL, Inc.	800	5,548
CyberAgent, Inc.	1,100	42,349
Daiichikosho Co. Ltd.	300	13,802
DeNA Co. Ltd.	900	18,170
Dentsu, Inc.	2,100	68,662
Dip Corp. (a)	400	6,035
GungHo Online Entertainment, Inc.	4,400	13,616
Hakuhodo DY Holdings, Inc.	2,600	40,901
Kakaku.com, Inc.	1,200	24,337
KDDI Corp.	16,400	421,196
Konami Holdings Corp.	800	37,725
Mixi, Inc.	700	14,777
Nexon Co. Ltd.*	4,700	69,997
Nintendo Co. Ltd.	1,100	392,079
Nippon Telegraph & Telephone Corp.	10,000	448,169
Nippon Television Holdings, Inc.	1,400	20,102
NTT DOCOMO, Inc.	11,900	273,511
SoftBank Group Corp.	6,300	594,750
Square Enix Holdings Co. Ltd.	900	31,706
Toho Co. Ltd.	1,400	60,088
Yahoo Japan Corp.	11,300	32,576

		2,652,729

Consumer Discretionary — 15.3%
ABC-Mart, Inc.	400	24,978
Adastria Co. Ltd.	400	9,837
Aisin Seiki Co. Ltd.	1,900	63,085
Asics Corp.	1,700	18,758
Bandai Namco Holdings, Inc.	1,800	88,529
Bic Camera, Inc.	1,000	10,426
Bridgestone Corp.	6,200	231,783
Casio Computer Co. Ltd.	1,400	15,615
Daikyonishikawa Corp.	600	4,471
Denso Corp.	4,000	154,805
Fast Retailing Co. Ltd.	200	115,625
Fujitsu General Ltd.	800	11,362
Haseko Corp.	2,800	27,929
Heiwa Corp.	800	16,394
Hikari Tsushin, Inc.	300	60,843
Honda Motor Co. Ltd.	15,500	378,453
Iida Group Holdings Co. Ltd.	1,300	20,618
Isuzu Motors Ltd.	5,500	60,787
Izumi Co. Ltd.	500	21,368
J. Front Retailing Co. Ltd.	2,400	25,089
Koito Manufacturing Co. Ltd.	900	41,778
K’s Holdings Corp.	1,800	17,125
Marui Group Co. Ltd.	1,300	27,108
Mazda Motor Corp.	5,500	53,772
NGK Spark Plug Co. Ltd.	1,300	22,881
NHK Spring Co. Ltd.	1,700	12,495
Nifco, Inc.	1,100	27,608
Nissan Motor Co. Ltd.	21,900	148,172
Nitori Holdings Co. Ltd.	800	95,234
Nojima Corp.	500	8,427
NOK Corp.	900	11,563

	Number of Shares	Value
Consumer Discretionary (Continued)
Oriental Land Co. Ltd.	2,100	$256,274
PALTAC CORPORATION	300	15,473
Pan Pacific International Holdings Corp.	900	55,703
Panasonic Corp.	20,900	166,469
Pressance Corp.	400	5,029
Rakuten, Inc.	8,000	83,629
Resorttrust, Inc.	1,000	15,492
Rinnai Corp.	500	32,788
Ryohin Keikaku Co. Ltd.	300	54,350
Sekisui Chemical Co. Ltd.	3,800	55,893
Sekisui House Ltd.	6,300	101,049
Seria Co. Ltd.	700	17,407
Shimamura Co. Ltd.	300	22,933
Shimano, Inc.	800	122,606
Skylark Holdings Co. Ltd.	2,000	35,330
Sony Corp.	9,800	474,498
Stanley Electric Co. Ltd.	900	20,607
Starts Corp., Inc.	400	9,413
Subaru Corp.	5,700	132,401
Sumitomo Electric Industries Ltd.	7,000	84,554
Sumitomo Forestry Co. Ltd.	1,100	12,492
Sumitomo Rubber Industries Ltd.	1,400	15,525
Suzuki Motor Corp.	3,300	156,771
T-Gaia Corp.	300	4,846
Topre Corp.	500	7,930
Toyoda Gosei Co. Ltd.	900	15,741
Toyota Boshoku Corp.	900	11,041
Toyota Industries Corp.	1,800	92,673
Toyota Motor Corp.	6,946	408,411
TPR Co. Ltd.	400	6,510
TS Tech Co. Ltd.	600	14,683
United Arrows Ltd.	300	9,961
USS Co. Ltd.	2,200	41,801
Yamaha Corp.	900	40,493
Yamaha Motor Co. Ltd.	2,800	48,044
Yokohama Rubber Co. Ltd.	900	15,037
Zensho Holdings Co. Ltd.	700	14,538
ZOZO, Inc.	2,300	39,571

		4,544,884

Consumer Staples — 9.6%
Aeon Co. Ltd.	7,300	126,233
Ain Holdings, Inc.	300	22,933
Ajinomoto Co., Inc.	4,200	71,447
Asahi Group Holdings Ltd.	3,700	162,790
Calbee, Inc.	1,000	28,368
Cosmos Pharmaceutical Corp. (a)	100	15,805
Create SD Holdings Co. Ltd. (a)	400	8,661
Ezaki Glico Co. Ltd.	600	28,515
FamilyMart UNY Holdings Co. Ltd.	2,100	50,597
Japan Tobacco, Inc.	10,700	245,634
Kao Corp.	4,600	359,272
Kewpie Corp.	1,000	22,390
Kikkoman Corp.	1,100	45,641
Kirin Holdings Co. Ltd.	8,800	190,873
Kobayashi Pharmaceutical Co. Ltd.	600	44,651
Kobe Bussan Co. Ltd.	400	18,402

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers Japan JPX-Nikkei 400 Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
Consumer Staples (Continued)
Kose Corp.	400	$63,256
Kusuri no Aoki Holdings Co. Ltd.	200	12,747
Lawson, Inc.	600	28,018
Lion Corp.	2,800	54,259
Maruha Nichiro Corp.	600	18,264
Matsumotokiyoshi Holdings Co. Ltd.	800	23,615
MEIJI Holdings Co. Ltd.	1,300	91,117
Morinaga & Co. Ltd.	700	31,656
NH Foods Ltd.	1,000	40,433
Nichirei Corp.	1,000	24,444
Nippon Suisan Kaisha Ltd.	2,700	16,413
Nissin Foods Holdings Co. Ltd.	800	48,483
Pigeon Corp.	900	34,276
Pola Orbis Holdings, Inc.	800	22,141
Seven & i Holdings Co. Ltd.	7,700	259,988
Shiseido Co. Ltd.	3,600	259,717
Sugi Holdings Co. Ltd.	600	27,271
Sundrug Co. Ltd.	800	20,056
Suntory Beverage & Food Ltd.	900	37,426
Toyo Suisan Kaisha Ltd.	900	35,146
Tsuruha Holdings, Inc.	400	32,088
Unicharm Corp.	3,700	111,060
Welcia Holdings Co. Ltd.	400	14,036
Yakult Honsha Co. Ltd.	1,400	79,687
Yaoko Co. Ltd.	300	14,368

		2,842,177

Energy — 1.1%
Cosmo Energy Holdings Co. Ltd.	800	15,753
Idemitsu Kosan Co. Ltd.	1,500	42,482
Inpex Corp.	10,300	83,368
Iwatani Corp.	600	19,645
JXTG Holdings, Inc.	32,000	152,816

		314,064

Financials — 10.2%
AEON Financial Service Co. Ltd.	1,200	19,198
Aozora Bank Ltd. (a)	1,000	24,306
Chiba Bank Ltd.	6,400	30,710
Concordia Financial Group Ltd.	12,000	45,977
Dai-ichi Life Holdings, Inc.	10,200	147,868
Daiwa Securities Group, Inc.	14,600	63,792
Financial Products Group Co. Ltd.	300	2,442
Fuyo General Lease Co. Ltd.	300	14,617
Hiroshima Bank Ltd.	2,900	14,877
Hitachi Capital Corp.	200	4,235
Japan Exchange Group, Inc.	5,200	80,652
Kyushu Financial Group, Inc.	3,800	15,014
Matsui Securities Co. Ltd.	1,000	9,413
Mebuki Financial Group, Inc.	9,700	24,390
Mitsubishi UFJ Financial Group, Inc.	83,900	387,219
Mitsubishi UFJ Lease & Finance Co. Ltd.	4,000	19,968
Mizuho Financial Group, Inc.	250,700	354,894
MS&AD Insurance Group Holdings, Inc.	5,000	158,692
Nomura Holdings, Inc.	32,600	102,777
Orient Corp.	5,000	5,158
ORIX Corp.	12,400	175,307
Resona Holdings, Inc.	20,500	86,833

	Number of Shares	Value
Financials (Continued)
SBI Holdings, Inc.	2,200	$50,879
Seven Bank Ltd.	6,000	15,363
Shinsei Bank Ltd.	1,000	14,211
Shizuoka Bank Ltd.	4,700	37,228
Sompo Holdings, Inc.	3,200	121,192
Sony Financial Holdings, Inc.	1,200	26,614
Sumitomo Mitsui Financial Group, Inc.	11,800	411,139
Sumitomo Mitsui Trust Holdings, Inc.	3,500	128,460
T&D Holdings, Inc.	5,500	57,520
Tokai Tokyo Financial Holdings, Inc.	2,200	6,768
Tokio Marine Holdings, Inc.	6,700	333,288
Tokyo Century Corp.	500	20,262
Zenkoku Hosho Co. Ltd.	800	30,652

		3,041,915

Health Care — 9.4%
Alfresa Holdings Corp.	2,000	50,380
Asahi Intecc Co. Ltd.	1,000	51,209
Astellas Pharma, Inc.	17,000	228,989
Chugai Pharmaceutical Co. Ltd.	1,800	120,028
Daiichi Sankyo Co. Ltd.	5,500	266,198
Eisai Co. Ltd.	2,200	129,335
Hisamitsu Pharmaceutical Co., Inc.	600	24,094
Hoya Corp.	3,600	250,599
Kaken Pharmaceutical Co. Ltd.	500	23,670
Kyowa Hakko Kirin Co. Ltd.	2,400	45,314
M3, Inc.	3,800	71,818
Medipal Holdings Corp.	1,900	41,141
Mitsubishi Tanabe Pharma Corp.	1,800	21,270
Nihon Kohden Corp.	1,000	28,782
Olympus Corp.	11,700	138,471
Ono Pharmaceutical Co. Ltd.	4,400	77,808
Otsuka Holdings Co. Ltd.	3,400	114,174
Santen Pharmaceutical Co. Ltd.	3,300	47,505
Sawai Pharmaceutical Co. Ltd.	600	30,891
Shionogi & Co. Ltd.	2,600	142,243
Ship Healthcare Holdings, Inc.	600	25,531
Sumitomo Dainippon Pharma Co. Ltd.	1,200	24,635
Sysmex Corp.	1,200	83,213
Takeda Pharmaceutical Co. Ltd.	16,500	557,573
Terumo Corp.	5,600	159,271
Toho Holdings Co. Ltd.	500	11,186
Tsumura & Co.	800	22,289

		2,787,617

Industrials — 23.1%
Aeon Delight Co. Ltd.	300	8,662
AGC, Inc.	1,700	54,723
Aica Kogyo Co. Ltd.	800	26,489
Amada Holdings Co. Ltd.	3,100	31,978
ANA Holdings, Inc.	3,300	110,512
Central Japan Railway Co.	1,700	354,561
COMSYS Holdings Corp.	900	21,627
Daifuku Co. Ltd.	900	45,342
Daikin Industries Ltd.	2,600	316,813
DMG Mori Co. Ltd. (a)	1,000	12,452
East Japan Railway Co.	3,500	332,351
Ebara Corp.	900	23,011

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers Japan JPX-Nikkei 400 Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
Industrials (Continued)
en-japan, Inc.	400	$14,165
FANUC Corp.	1,800	306,286
Fuji Electric Co. Ltd.	900	30,090
Furukawa Electric Co. Ltd.	800	21,397
Hankyu Hanshin Holdings, Inc.	2,400	86,429
Hanwa Co. Ltd.	500	12,692
Harmonic Drive Systems, Inc.	300	9,933
Hazama Ando Corp.	1,300	8,513
Hino Motors Ltd.	2,400	19,032
Hitachi Construction Machinery Co. Ltd.	800	18,649
Hitachi Transport System Ltd.	600	17,822
Hoshizaki Corp.	600	45,425
ITOCHU Corp.	13,000	239,346
Japan Airlines Co. Ltd.	3,200	100,590
JTEKT Corp.	1,600	16,976
Kajima Corp.	5,100	69,942
Kanamoto Co. Ltd.	400	8,882
Kanematsu Corp.	900	10,163
Kawasaki Heavy Industries Ltd.	1,100	24,649
Keihan Holdings Co. Ltd.	1,000	43,150
Keio Corp.	1,000	66,682
Keisei Electric Railway Co. Ltd.	1,100	41,133
Kintetsu Group Holdings Co. Ltd.	1,600	76,629
Komatsu Ltd.	8,200	182,503
Kubota Corp.	10,100	154,465
Kumagai Gumi Co. Ltd.	400	10,621
Kyowa Exeo Corp.	1,000	23,514
Kyudenko Corp.	600	17,020
Maeda Corp.	1,200	9,759
Maeda Road Construction Co. Ltd.	900	18,112
Makita Corp.	2,300	80,709
Marubeni Corp.	18,200	114,556
Meitec Corp.	300	14,285
MINEBEA MITSUMI, Inc.	3,300	48,508
MISUMI Group, Inc.	2,300	54,251
Mitsubishi Corp.	12,800	333,985
Mitsubishi Electric Corp.	19,000	238,080
Mitsubishi Heavy Industries Ltd.	3,200	140,379
Mitsui & Co. Ltd.	14,900	230,207
MonotaRO Co. Ltd.	1,100	23,515
Nabtesco Corp.	1,000	25,282
Nagoya Railroad Co. Ltd.	1,700	46,941
NGK Insulators Ltd.	2,300	31,225
Nichias Corp.	700	11,734
Nidec Corp.	2,300	287,884
Nihon M&A Center, Inc.	1,000	24,895
Nippo Corp.	800	15,613
Nippon Express Co. Ltd.	900	47,994
Nippon Steel Trading Corp.	200	7,709
Nishimatsu Construction Co. Ltd.	200	3,828
NSK Ltd.	3,500	28,142
Obara Group, Inc.	200	6,548
Obayashi Corp.	6,100	56,070
Odakyu Electric Railway Co. Ltd.	3,300	81,455
OSG Corp.	900	17,034
Park24 Co. Ltd.	900	16,910
Penta-Ocean Construction Co. Ltd.	2,600	11,566

	Number of Shares	Value
Industrials (Continued)
Persol Holdings Co. Ltd.	1,600	$34,070
Pilot Corp.	500	18,720
Recruit Holdings Co. Ltd.	12,800	408,846
Sankyu, Inc.	500	25,328
Sanwa Holdings Corp.	2,500	24,983
Secom Co. Ltd.	1,900	162,552
Seibu Holdings, Inc.	2,000	33,488
Shimizu Corp.	6,300	51,352
SMC Corp.	600	197,670
Sohgo Security Services Co. Ltd.	700	33,848
Sojitz Corp.	9,700	31,179
Sotetsu Holdings, Inc.	900	25,033
Sumitomo Corp.	10,700	154,575
Sumitomo Heavy Industries Ltd.	1,000	31,729
Sumitomo Mitsui Construction Co. Ltd.	1,200	6,808
Tadano Ltd.	1,300	12,596
Taisei Corp.	2,000	73,037
Takeuchi Manufacturing Co. Ltd.	500	8,252
TechnoPro Holdings, Inc.	500	25,697
THK Co. Ltd.	1,000	20,511
Tobu Railway Co. Ltd.	1,800	52,388
Toda Corp.	2,500	13,792
Tokyu Construction Co. Ltd.	100	706
Tokyu Corp.	5,300	94,016
TOTO Ltd.	1,100	40,981
Toyota Tsusho Corp.	2,000	57,748
Tsubakimoto Chain Co.	400	12,010
West Japan Railway Co.	1,500	117,430
Yamato Holdings Co. Ltd.	3,300	66,897

		6,878,637

Information Technology — 10.2%
Advantest Corp.	900	21,146
Alps Alpine Co. Ltd.	1,500	24,868
Brother Industries Ltd.	2,500	42,897
Canon, Inc.	10,100	285,116
Disco Corp.	300	41,916
Elecom Co. Ltd.	200	6,484
Fujitsu Ltd.	1,800	121,934
GMO internet, Inc.	1,000	15,574
Hamamatsu Photonics KK	1,300	46,696
Hirose Electric Co. Ltd.	305	33,428
Hitachi High-Technologies Corp.	600	25,558
Hitachi Ltd.	8,400	285,171
Horiba Ltd. (a)	500	23,348
Itochu Techno-Solutions Corp.	1,000	24,831
Keyence Corp.	900	509,869
Konica Minolta, Inc.	3,900	34,411
Kyocera Corp.	2,900	176,925
Murata Manufacturing Co. Ltd.	5,700	247,004
NEC Corp.	2,500	92,678
Nihon Unisys Ltd.	800	26,120
Nomura Research Institute Ltd.	900	44,016
NS Solutions Corp.	400	12,471
NTT Data Corp.	5,100	61,064
Obic Co. Ltd.	700	84,651
Omron Corp.	1,900	90,297

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers Japan JPX-Nikkei 400 Equity ETF (Continued)

May 31, 2019

	Number of Shares	Value
Information Technology (Continued)
Oracle Corp. (a)	500	$34,953
Otsuka Corp.	1,000	38,821
Renesas Electronics Corp.*	1,800	8,206
SCREEN Holdings Co. Ltd.	500	17,223
SCSK Corp.	700	33,847
Seiko Epson Corp.	2,400	35,367
Shimadzu Corp.	2,500	62,652
SUMCO Corp.	2,000	22,160
TDK Corp.	1,000	68,156
TIS, Inc.	600	29,841
Tokyo Electron Ltd.	1,200	163,463
Trend Micro, Inc.	900	40,410
Ulvac, Inc.	300	8,607
Yaskawa Electric Corp.	2,100	60,926
Yokogawa Electric Corp.	1,700	33,084

		3,036,189

Materials — 5.8%
Air Water, Inc.	1,200	17,883
Asahi Kasei Corp.	12,800	131,920
Daicel Corp.	3,100	26,410
Denka Co. Ltd.	1,000	28,644
DIC Corp.	900	21,925
Dowa Holdings Co. Ltd.	400	12,489
Hitachi Chemical Co. Ltd.	900	24,088
Hitachi Metals Ltd.	1,900	18,934
JFE Holdings, Inc.	5,200	72,223
JSR Corp.	1,700	24,191
Kansai Paint Co. Ltd.	2,000	37,891
Kuraray Co. Ltd.	3,100	35,575
Mitsubishi Chemical Holdings Corp.	11,700	76,649
Mitsubishi Gas Chemical Co., Inc.	1,700	21,216
Mitsubishi Materials Corp.	1,100	28,702
Mitsui Chemicals, Inc.	1,400	30,779
Nihon Parkerizing Co. Ltd.	1,000	11,071
Nippon Light Metal Holdings Co. Ltd.	7,100	15,040
Nippon Paint Holdings Co. Ltd. (a)	1,600	63,366
Nippon Steel Corp.	8,000	133,106
Nissan Chemical Corp.	900	38,213
Nitto Denko Corp.	1,200	52,498
NOF Corp.	1,000	36,058
Oji Holdings Corp.	7,900	41,037
Shin-Etsu Chemical Co. Ltd.	3,300	274,972
Showa Denko KK (a)	1,300	35,764
Sumitomo Chemical Co. Ltd.	14,800	64,066
Sumitomo Metal Mining Co. Ltd.	2,700	71,171
Taiheiyo Cement Corp.	1,300	38,434
Taiyo Nippon Sanso Corp.	1,700	31,879
Teijin Ltd.	1,200	19,596
Tokyo Steel Manufacturing Co. Ltd.	500	3,827
Toray Industries, Inc.	14,500	99,747
Tosoh Corp.	3,100	39,344
Ube Industries Ltd.	1,000	19,167
Zeon Corp.	1,600	15,120

		1,712,995

	Number of Shares	Value
Real Estate — 3.5%
Aeon Mall Co. Ltd.	900	$13,221
Daito Trust Construction Co. Ltd.	700	91,130
Daiwa House Industry Co. Ltd.	5,600	167,678
Hulic Co. Ltd. (a)	3,600	28,581
Ichigo, Inc.	2,400	7,250
Leopalace21 Corp.*(a)	2,200	6,464
Mitsubishi Estate Co. Ltd.	12,700	233,589
Mitsui Fudosan Co. Ltd.	10,100	244,791
Nomura Real Estate Holdings, Inc.	900	18,518
Open House Co. Ltd.	400	16,523
Relo Group, Inc.	1,000	26,802
Sumitomo Realty & Development Co. Ltd.	4,100	151,312
Tokyo Tatemono Co. Ltd.	1,900	19,827
Tokyu Fudosan Holdings Corp.	5,200	29,023

		1,054,709

Utilities — 1.6%
Chubu Electric Power Co., Inc.	5,600	76,412
Electric Power Development Co. Ltd.	1,500	32,894
Kansai Electric Power Co., Inc.	7,800	90,913
Kyushu Electric Power Co., Inc.	3,600	35,511
Nippon Gas Co. Ltd.	500	11,872
Osaka Gas Co. Ltd.	3,200	56,794
Toho Gas Co. Ltd.	900	35,064
Tohoku Electric Power Co., Inc.	4,300	43,881
Tokyo Gas Co. Ltd.	3,500	86,956

		470,297

TOTAL COMMON STOCKS (Cost $32,589,201)		29,336,213

SECURITIES LENDING COLLATERAL — 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 2.29% (b)(c) (Cost $90,435)	90,435	90,435

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares” , 2.35% (b) (Cost $2,441)	2,441	2,441

TOTAL INVESTMENTS — 99.0% (Cost $32,682,077)		$29,429,089
Other assets and liabilities, net — 1.0%		287,638

NET ASSETS — 100.0%		$29,716,727

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Xtrackers Japan JPX-Nikkei 400 Equity ETF (Continued)

May 31, 2019

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2019 is as follows:

Value ($) at 5/31/2018	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2019	Value ($) at 5/31/2019
SECURITIES LENDING COLLATERAL — 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.29% (b)(c)
—	90,435	(d)	—	—	—	1,219	—	90,435	90,435

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 2.35% (b)
—	1,285,344		(1,282,903)	—	—	404	—	2,441	2,441

—	1,375,779		(1,282,903)	—	—	1,623	—	92,876	92,876

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2019 amounted to $245,241, which is 0.8% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $167,564.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2019.

At May 31, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
JPX-Nikkei 400 Index Futures	JPY	29	$374,853	$358,176	6/13/2019	$(23,540)

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

JPY	Japanese Yen

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$29,336,213	$—	$—	$29,336,213
Short-Term Investments (e)	92,876	—	—	92,876

TOTAL	$29,429,089	$—	$—	$29,429,089

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Futures Contracts	$(23,540)	$—	$—	$(23,540)

TOTAL	$(23,540)	$—	$—	$(23,540)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Latin America Pacific Alliance ETF

May 31, 2019

	Number of Shares	Value
COMMON STOCKS — 92.8%

Canada — 0.4%
Canacol Energy Ltd.*	1,634	$4,944
Pan American Silver Corp.	361	3,917
Trevali Mining Corp.*	7,340	1,547

		10,408

Chile — 20.1%
AES Gener SA	27,374	6,737
Aguas Andinas SA, Class A	24,347	13,482
Banco de Chile	282,157	40,650
Banco de Credito e Inversiones SA	443	28,509
Banco Santander Chile	614,088	43,393
Besalco SA	3,366	2,904
CAP SA	640	6,373
Cencosud SA	13,329	24,319
Cia Cervecerias Unidas SA	1,376	18,683
Cia Sud Americana de Vapores SA*	102,780	2,938
Colbun SA	73,472	13,873
Empresa Nacional de Telecomunicaciones SA*	1,406	13,461
Empresas CMPC SA	10,474	27,925
Empresas COPEC SA	3,975	41,268
Enel Americas SA	291,628	46,609
Enel Chile SA	261,195	24,005
Engie Energia Chile SA	4,903	8,183
Forus SA	816	1,962
Grupo Security SA	9,491	3,598
Inversiones Aguas Metropolitanas SA	3,524	4,935
Inversiones La Construccion SA	326	5,344
Itau CorpBanca	1,431,236	11,180
Latam Airlines Group SA	2,823	24,835
Parque Arauco SA	5,460	14,287
Ripley Corp. SA	7,210	5,150
SACI Falabella	7,538	45,631
Salfacorp SA	3,351	3,871
SMU SA	21,177	5,338
SONDA SA	4,703	6,160
Vina Concha y Toro SA	3,478	6,936

		502,539

Colombia — 9.2%
Almacenes Exito SA	2,066	8,643
Banco de Bogota SA	266	5,209
Bancolombia SA	2,670	29,628
Bolsa de Valores de Colombia	457	1,646
Celsia SA ESP	5,522	6,947
Cementos Argos SA	5,210	11,269
CEMEX Latam Holdings SA*	1,998	2,727
Constructora Conconcreto SA*	3,266	467
Corp. Financiera Colombiana SA*	920	6,371
Ecopetrol SA	57,438	47,121
Empresa de Telecomunicaciones de Bogota*	5,376	373
Grupo Argos SA	3,322	17,071
Grupo de Inversiones Suramericana SA	2,770	27,335
Grupo Energia Bogota SA ESP	32,064	20,169
Grupo Nutresa SA	2,368	17,480

	Number of Shares	Value
Colombia (Continued)
Interconexion Electrica SA ESP	5,218	$25,081
Mineros SA	1,054	732
Tecnoglass, Inc.	170	1,219

		229,488

Mexico — 49.3%
Alfa SAB de CV, Class A	24,128	22,010
Alsea SAB de CV*	4,183	8,167
America Movil SAB de CV, Series L	267,763	188,280
Arca Continental SAB de CV	3,509	18,742
Banco del Bajio SA, 144A	5,680	10,968
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	14,538	21,275
Bolsa Mexicana de Valores SAB de CV	3,541	6,453
Cemex SAB de CV, Series CPO*	120,419	49,060
Coca-Cola Femsa SAB de CV	4,178	26,038
Concentradora Fibra Danhos SA de CV REIT	2,278	2,787
Concentradora Fibra Hotelera Mexicana SA de CV REIT, 144A	6,896	3,091
Concentradora Hipotecaria SAPI de CV REIT	3,639	3,104
Consorcio ARA SAB de CV	5,450	1,156
Controladora Vuela Cia de Aviacion SAB de CV, Class A*	5,045	4,268
Corp. Inmobiliaria Vesta SAB de CV	4,740	6,758
Credito Real SAB de CV SOFOM ER	2,328	2,703
El Puerto de Liverpool SAB de CV, Class C1	1,490	8,336
Fibra Uno Administracion SA de CV REIT	25,249	32,380
Fomento Economico Mexicano SAB de CV	15,473	143,751
Genomma Lab Internacional SAB de CV, Class B*	5,419	4,559
Gentera SAB de CV	8,971	7,891
Gruma SAB de CV, Class B	1,681	16,021
Grupo Aeromexico SAB de CV*	2,316	2,113
Grupo Aeroportuario del Centro Norte SAB de CV	2,600	15,682
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,845	27,823
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,653	26,081
Grupo Bimbo SAB de CV, Series A	13,013	26,243
Grupo Carso SAB de CV, Series A1	3,630	13,351
Grupo Cementos de Chihuahua SAB de CV	1,275	6,861
Grupo Comercial Chedraui SA de CV	2,886	4,862
Grupo Financiero Banorte SAB de CV, Class O	20,644	112,202
Grupo Financiero Inbursa SAB de CV, Class O	18,475	24,493
Grupo GICSA SAB de CV*	3,386	1,032
Grupo Herdez SAB de CV	1,766	3,615
Grupo Mexico SAB de CV, Series B	27,868	69,501
Grupo Rotoplas SAB de CV*	1,262	1,162
Grupo Televisa SAB, Series CPO	19,121	35,587
Hoteles City Express SAB de CV*	3,136	3,388
Industrias Bachoco SAB de CV, Series B	1,432	6,298
Industrias Penoles SAB de CV	1,107	12,379

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Latin America Pacific Alliance ETF (Continued)

May 31, 2019

	Number of Shares	Value
Mexico (Continued)
Infraestructura Energetica Nova SAB de CV	4,271	$17,379
Kimberly-Clark de Mexico SAB de CV, Class A*	12,125	21,856
La Comer SAB de CV*	3,708	4,010
Macquarie Mexico Real Estate Management SA de CV REIT, 144A*	6,308	6,575
Megacable Holdings SAB de CV, Series CPO	2,480	10,232
Mexichem SAB de CV	8,353	17,467
PLA Administradora Industrial S de RL de CV REIT	6,260	9,557
Prologis Property Mexico SA de CV REIT	3,001	5,868
Promotora y Operadora de Infraestructura SAB de CV	1,814	17,649
Qualitas Controladora SAB de CV	1,445	3,847
Regional SAB de CV	1,822	8,819
Telesites SAB de CV*	11,022	7,188
TV Azteca SAB de CV, Series CPO	8,020	716
Unifin Financiera SAB de CV SOFOM ENR	772	1,763
Wal-Mart de Mexico SAB de CV	41,672	117,527

		1,230,924

Peru — 13.8%
Alicorp SAA	7,656	24,183
BBVA Banco Continental SA	4,478	4,839
Bolsa de Valores de Lima SAA, Class A	1,348	1,080
Casa Grande SAA	388	374
Cementos Pacasmayo SAA	2,444	4,223
Cia de Minas Buenaventura SAA, ADR	2,436	36,954
Credicorp Ltd.	766	171,431
Enel Distribucion Peru SAA	1,464	2,308
Ferreycorp SAA	11,022	7,100
Grana y Montero SAA*	5,526	3,281
Hochschild Mining PLC	2,715	5,304
InRetail Peru Corp., 144A	348	12,580
Intercorp Financial Services, Inc.	319	13,991
Luz del Sur SAA	1,114	4,101
Minsur SA	11,002	5,161
Nexa Resources Atacocha SAA, Class B*	3,190	189
Refineria La Pampilla SAA Relapasa*	18,032	616
Sociedad Minera Cerro Verde SAA	240	4,752
Southern Copper Corp. (a)	961	32,415
Union Andina de Cementos SAA	6,135	4,517
Volcan Cia Minera SAA	25,862	3,685

		343,084

TOTAL COMMON STOCKS (Cost $2,335,916)		2,316,443

PREFERRED STOCKS — 6.7%
Chile — 1.9%
Coca-Cola Embonor SA, Class B	1,748	3,808
Embotelladora Andina SA, Class B	3,305	11,031
Sociedad Quimica y Minera de Chile SA, Class B	1,065	32,238

		47,077

	Number of Shares	Value
Colombia — 4.7%
Banco Davivienda SA	1,164	$13,179
Bancolombia SA	5,263	61,681
Cementos Argos SA	2,412	4,365
Grupo Argos SA	2,556	10,905
Grupo Aval Acciones y Valores SA	46,398	16,176
Grupo de Inversiones Suramericana SA	1,288	11,579

		117,885

Panama — 0.1%
Avianca Holdings SA	3,864	1,789

TOTAL PREFERRED STOCKS (Cost $166,203)		166,751

RIGHTS — 0.0%

Canada — 0.0%
Pan American Silver Corp. CVR*(b) (Cost $0)	1,874	1,012

EXCHANGE-TRADED FUNDS — 0.3%
iShares MSCI Chile ETF	43	1,656
iShares MSCI Mexico ETF (a)	80	3,434
iShares MSCI Peru ETF	46	1,611

TOTAL EXCHANGE-TRADED FUNDS (Cost $6,987)		6,701

SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 2.29% (c)(d) (Cost $1,320)	1,320	1,320

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 2.35% (c) (Cost $4,441)	4,441	4,441

TOTAL INVESTMENTS — 100.1%
(Cost $2,514,867)		$2,496,668
Other assets and liabilities, net — (0.1%)		(2,293)

NET ASSETS — 100.0%		$2,494,375

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Latin America Pacific Alliance ETF (Continued)

May 31, 2019

A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2019 is as follows:

Value ($) at 10/30/2018 (Commencement of Operations)	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2019	Value ($) at 5/31/2019
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.29% (c)(d)
—	1,320	(e)	—	—	—	32	—	1,320	1,320

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 2.35% (c)
—	881,100		(876,659)	—	—	131	—	4,441	4,441

—	882,420		(876,659)	—	—	163	—	5,761	5,761

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2019 amounted to $32,540, which is 1.3% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $32,547.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2019.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
CVR:	Contingent Value Rights
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$2,316,443	$—	$—	$2,316,443
Preferred Stocks (f)	166,751	—	—	166,751
Rights	—	—	1,012	1,012
Exchange-Traded Funds	6,701	—	—	6,701
Short-Term Investments (f)	5,761	—	—	5,761

TOTAL	$2,495,656	$—	$1,012	$2,496,668

(f)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	35

DBX ETF Trust

Statements of Assets and Liabilities

May 31, 2019

	Xtrackers Eurozone Equity ETF	Xtrackers International Real Estate ETF		Xtrackers Japan JPX-Nikkei 400 Equity ETF	Xtrackers MSCI Latin America Pacific Alliance ETF
Assets
Investment in non-affiliated securities at value	$2,096,673	$59,624,564		$29,336,213	$2,490,907
Investment in affiliated securities at value	5,922	—		—	—
Investment in DWS Government Money Market Series	56	76,925		2,441	4,441
Investment in DWS Government & Agency Securities Portfolio*	113,653	412,237		90,435	1,320
Foreign currency at value	470	70,705		39,944	3,831
Deposit with broker for futures contracts	—	4,500		10,438	—
Receivables:
Investment securities sold	—	6,904		10,039	—
Capital shares	—	2,253,141		—	—
Dividends	3,546	115,948		326,745	684
Interest	—	455		6	7
Securities lending income	369	1,499		55	8
Foreign tax reclaim	2,746	4,129		—	—

Total assets	$2,223,435	$62,571,007		$29,816,316	$2,501,198

Liabilities
Due to custodian	$—	$8		$3	$—
Payable upon return of securities loaned	113,653	412,237		90,435	1,320
Payables:
Investment securities purchased	—	2,305,612		—	4,516
Investment advisory fees	167	2,271		2,313	987
Variation margin on futures contracts	—	775		6,838	—
Deferred foreign tax payable	—	1,589		—	—

Total liabilities	113,820	2,722,492		99,589	6,823

Net Assets, at value	$2,109,615	$59,848,515		$29,716,727	$2,494,375

Net Assets Consist of
Paid-in capital	$2,615,058	$61,317,331		$34,691,082	$2,394,088
Distributable earnings (loss)	(505,443)	(1,468,816	)**	(4,974,355)	100,287

Net Assets, at value	$2,109,615	$59,848,515		$29,716,727	$2,494,375

Number of Common Shares outstanding	100,001	2,150,001		1,150,001	100,001

Net Asset Value	$21.10	$27.84		$25.84	$24.94

Investment in non-affiliated securities at cost	$2,264,404	$60,608,904		$32,589,201	$2,509,106

Investment in affiliated securities at cost	$11,033	$—		$—	$—

Value of securities loaned	$112,483	$491,391		$245,241	$32,540

Investment in DWS Government Money Market Series at cost	$56	$76,925		$2,441	$4,441

Investment in DWS Government & Agency Securities Portfolio at cost*	$113,653	$412,237		$90,435	$1,320

Non-cash collateral for securities on loan	$18,253	$104,033		$167,564	$32,547

Foreign currency at cost	$470	$70,795		$41,483	$3,875

*	Represents collateral on securities loaned.
**	Net of deferred foreign taxes of $1,589.

See Notes to Financial Statements.	36

DBX ETF Trust

Statements of Operations

For the Year Ended May 31, 2019

	Xtrackers Eurozone Equity ETF	Xtrackers International Real Estate ETF	Xtrackers Japan JPX-Nikkei 400 Equity ETF	Xtrackers MSCI Latin America Pacific Alliance ETF(1)
Investment Income
Unaffiliated dividend income*	$64,092	$362,415	$588,524	$60,244
Affiliated dividend income**	108	—	—	—
Income distributions from affiliated funds	12	3,373	404	131
Unaffiliated non-cash dividend income	5,932	—	—	—
Affiliated securities lending income	1,341	1,816	1,219	32
Unaffiliated securities lending income, net of borrower rebates	—	481	1,044	49

Total investment income	71,485	368,085	591,191	60,456

Expenses
Investment advisory fees	2,260	24,021	54,036	9,130
Other expenses	57	57	57	29

Total expenses	2,317	24,078	54,093	9,159

Less fees waived (see note 3):
Waiver	(177)	(1,086)	(5,384)	(6)

Net expenses	2,140	22,992	48,709	9,153

Net investment income (loss)	69,345	345,093	542,482	51,303

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(32,441)	119,930	(4,041,338)	83,838
Investments in affiliates	—	68	—	—
In-kind redemptions	(310,276)	49,567	(11,878,616)	175,981
In-kind redemptions in affiliates	(5,850)	—	—	—
Futures contracts	(765)	(5,712)	(83,136)	—
Foreign currency transactions	(67)	(5,677)	(6,720)	4,220
Forward foreign currency contracts	—	102,847	—	—
Payments by Affiliates (see note 8)	—	—	117,653	—

Net realized gain (loss)	(349,399)	261,023	(15,892,157)	264,039
Net change in unrealized appreciation (depreciation) on:
Investments***	(140,891)	(1,457,443)	(3,164,096)	(18,199)
Investments in affiliates	87	—	—	—
Futures contracts	—	(5,258)	(26,939)	—
Foreign currency translations	(116)	(122)	5,991	(39)
Forward foreign currency contracts	—	(4,146)	—	—

Net change in unrealized appreciation (depreciation)	(140,920)	(1,466,969)	(3,185,044)	(18,238)

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(490,319)	(1,205,946)	(19,077,201)	245,801

Net Increase (Decrease) in Net Assets Resulting from Operations	$(420,974)	$(860,853)	$(18,534,719)	$297,104

* Unaffiliated foreign tax withheld	$13,004	$33,357	$75,230	$8,453
** Affiliated foreign tax withheld	$28	$—	$—	$—
*** Net of change in deferred foreign taxes	$—	$1,589	$—	$—

(1)	For the period October 30, 2018 (commencement of operations) through May 31, 2019.

See Notes to Financial Statements.	37

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers Eurozone Equity ETF		Xtrackers International Real Estate ETF
	Year Ended May 31, 2019	Year Ended May 31, 2018	Year Ended May 31, 2019	Year Ended May 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$69,345	$73,278	$345,093	$88,547
Net realized gain (loss)	(349,399)	35,234	261,023	283,469
Net change in net unrealized appreciation (depreciation)	(140,920)	(90,620)	(1,466,969)	169,023

Net increase (decrease) in net assets resulting from operations	(420,974)	17,892	(860,853)	541,039

Distributions to Shareholders	(71,498)	(39,480)*	(73,382)	(110,378	)*

Fund Shares Transactions
Proceeds from shares sold	3,138,077	1,199,116	57,853,274	1,474,842
Value of shares redeemed	(2,896,381)	(1,211,441)	(1,445,829)	(1,462,688)

Net increase (decrease) in net assets resulting from fund share transactions	241,696	(12,325)	56,407,445	12,154

Total net increase (decrease) in Net Assets	(250,776)	(33,913)	55,473,210	442,815

Net Assets
Beginning of year	2,360,391	2,394,304	4,375,305	3,932,490

End of year	$2,109,615	$2,360,391 **	$59,848,515	$4,375,305	**

Changes in Shares Outstanding
Shares outstanding, beginning of year	100,001	100,001	150,001	150,001
Shares sold	150,000	50,000	2,050,000	50,000
Shares redeemed	(150,000)	(50,000)	(50,000)	(50,000)

Shares outstanding, end of year	100,001	100,001	2,150,001	150,001

*	Includes distributions from net investment income.
**	Includes undistributed net investment income of $49,311 and $15,764, respectively.

See Notes to Financial Statements.	38

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers Japan JPX-Nikkei 400 Equity ETF		Xtrackers MSCI Latin America Pacific Alliance ETF
	Year Ended May 31, 2019	Year Ended May 31, 2018	For the Period October 30, 2018(1) to May 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$542,482	$266,539	$51,303
Net realized gain (loss)	(15,892,157)	(409,463)	264,039
Net change in net unrealized appreciation (depreciation)	(3,185,044)	(453,905)	(18,238)

Net increase (decrease) in net assets resulting from operations	(18,534,719)	(596,829)	297,104

Distributions to Shareholders	(378,111)	(232,909)*	(21,262)

Fund Shares Transactions
Proceeds from shares sold	222,178,697	118,182,133	4,934,832
Value of shares redeemed	(301,398,584)	—	(2,716,299)

Net increase (decrease) in net assets resulting from fund share transactions	(79,219,887)	118,182,133	2,218,533

Total net increase (decrease) in Net Assets	(98,132,717)	117,352,395	2,494,375

Net Assets
Beginning of period	127,849,444	10,497,049	—

End of period	$29,716,727	$127,849,444 **	$2,494,375

Changes in Shares Outstanding
Shares outstanding, beginning of period	4,350,001	400,001	—
Shares sold	7,800,000	3,950,000	200,001
Shares redeemed	(11,000,000)	—	(100,000)

Shares outstanding, end of period	1,150,001	4,350,001	100,001

(1)	Commencement of Operations.
*	Includes distributions from net investment income.
**	Includes undistributed net investment income of $193,542.

See Notes to Financial Statements.	39

DBX ETF Trust

Financial Highlights

Xtrackers Eurozone Equity ETF Selected Per Share Data	Years Ended May 31,				Period Ended 5/31/2016(a)
	2019		2018	2017
Net Asset Value, beginning of period	$23.60		$23.94	$20.25	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.65		0.73	0.74	0.53
Net realized and unrealized gain (loss)	(2.52)		(0.68)	3.74	(4.99)

Total from investment operations	(1.87)		0.05	4.48	(4.46)

Less distributions from:
Net investment income	(0.63)		(0.39)	(0.79)	(0.29)

Total distributions	(0.63)		(0.39)	(0.79)	(0.29)

Net Asset Value, end of period	$21.10		$23.60	$23.94	$20.25

Total Return (%)	(8.09	)(c)	0.22 (c)	23.01	(17.94)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	2		2	2	2
Ratio of expenses before fee waiver (%)	0.10		0.27	0.45	0.45 *
Ratio of expenses after fee waiver (%)	0.09		0.26	0.45	0.45 *
Ratio of net investment income (loss) (%)	3.00		3.01	3.62	3.18 *
Portfolio turnover rate (%)(d)	14		93	20	20 **

Xtrackers International Real Estate ETF Selected Per Share Data	Years Ended May 31,
	2019		2018	2017	2016	2015
Net Asset Value, beginning of year	$29.17		$26.22	$22.27	$27.90	$26.47

Income (loss) from investment operations:
Net investment income (loss)(b)	1.14		0.68	0.56	0.63	0.68
Net realized and unrealized gain (loss)	(1.98)		3.01	3.89	(4.19)	2.04

Total from investment operations	(0.84)		3.69	4.45	(3.56)	2.72

Less distributions from:
Net investment income	(0.49)		(0.74)	(0.50)	(1.09)	(1.29)
Net realized gains	—		—	—	(0.98)	—

Total distributions	(0.49)		(0.74)	(0.50)	(2.07)	(1.29)

Net Asset Value, end of year	$27.84		$29.17	$26.22	$22.27	$27.90

Total Return (%)	(2.78	)(c)	14.20	20.34	(12.98)	10.78

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	60		4	4	4	11
Ratio of expenses before fee waiver (%)	0.30		0.60	0.60	0.60	0.60
Ratio of expenses after fee waiver (%)	0.28		0.60	0.60	0.60	0.60
Ratio of net investment income (loss) (%)	4.25		2.40	2.34	2.64	2.51
Portfolio turnover rate (%)(d)	43		24	14	34	19

(a)	For the period August 19, 2015 (commencement of operations) through May 31, 2016.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	40

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers Japan JPX-Nikkei 400 Equity ETF Selected Per Share Data	Years Ended May 31,					Period Ended 5/31/2016(a)
	2019		2018		2017
Net Asset Value, beginning of period	$29.39		$26.24		$23.19	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.28		0.40		0.35	0.28
Net realized and unrealized gain (loss)	(3.62)		3.30	(d)	3.04	(1.97)

Total from investment operations	(3.34)		3.70		3.39	(1.69)

Less distributions from:
Net investment income	(0.21)		(0.55)		(0.34)	(0.12)

Total distributions	(0.21)		(0.55)		(0.34)	(0.12)

Net Asset Value, end of period	$25.84		$29.39		$26.24	$23.19

Total Return (%)	(11.35	)(e)(f)	14.21	(e)	14.75	(6.78	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	30		128		10	19
Ratio of expenses before fee waiver (%)	0.10		0.21		0.40	0.40	*
Ratio of expenses after fee waiver (%)	0.09		0.18		0.40	0.40	*
Ratio of net investment income (loss) (%)	1.00		1.39		1.46	1.31	*
Portfolio turnover rate (%)(g)	149		78		22	8	**

Xtrackers MSCI Latin America Pacific Alliance ETF Selected Per Share Data	Period Ended 5/31/2019(b)
Net Asset Value, beginning of period	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.38
Net realized and unrealized gain (loss)	(0.33	)(d)

Total from investment operations	0.05

Less distributions from:
Net investment income	(0.11)

Total distributions	(0.11)

Net Asset Value, end of period	$24.94

Total Return (%)	0.20	(e)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	2
Ratio of expenses before fee waiver (%)	0.45	*
Ratio of expenses after fee waiver (%)	0.45	*
Ratio of net investment income (loss) (%)	2.53	*
Portfolio turnover rate (%)(g)	44	**

(a)	For the period June 24, 2015 (commencement of operations) through May 31, 2016.
(b)	For the period October 30, 2018 (commencement of operations) through May 31, 2019.
(c)	Based on average shares outstanding during the period.
(d)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(e)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(f)	The Fund’s total return includes a reimbursement by the Advisor for a realized loss on a trade executed incorrectly, which otherwise would have reduced total return by 0.22%.
(g)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	41

DBX ETF Trust

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of May 31, 2019, the Trust consists of thirty-seven investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers Eurozone Equity ETF
Xtrackers International Real Estate ETF*
Xtrackers Japan JPX-Nikkei 400 Equity ETF
Xtrackers MSCI Latin America Pacific Alliance ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group Gmbh & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Xtrackers Eurozone Equity ETF offers shares that are listed and traded on the Cboe BZX Exchange (“Cboe”).

Xtrackers International Real Estate ETF, Xtrackers Japan JPX-Nikkei 400 Equity ETF and Xtrackers MSCI Latin America Pacific Alliance ETF offer shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers Eurozone Equity ETF	NASDAQ Eurozone Large Mid Cap Index
Xtrackers International Real Estate ETF*	iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index*
Xtrackers Japan JPX-Nikkei 400 Equity ETF	JPX-Nikkei 400 Net Total Return Index
Xtrackers MSCI Latin America Pacific Alliance ETF	MSCI Latin America Pacific Alliance Capped Index

*

On February 22, 2019, the Fund changed its name from Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF to Xtrackers International Real Estate ETF and its Underlying Index from MSCI Asia Pacific ex Japan US Dollar Hedged Index to the iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index.

The NASDAQ Eurozone Large Mid Cap Index which is designed to track the performance of equity securities of large- and mid-capitalization companies based in the countries in the Economic and Monetary Union of the European Union. The NASDAQ Eurozone Large Mid Cap Index is rebalanced semi-annually in March and September.

The iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index is a free-float capitalization weighted index that provides exposure to publicly traded real estate securities in countries outside the United States, excluding Pakistan and Vietnam. The iSTOXX Developed and Emerging Markets ex USA PK VN is rebalanced quarterly.

The JPX-Nikkei Index 400 Net Total Return Index is designed to track the performance of equity securities of issuers that are primarily listed on the JASDAQ Stock Exchange (“JASDAQ”) or the following sections of the Tokyo Stock Exchange (“TSE”): the first section (for large companies), the second section (for middle-sized companies) and the “Mothers” (for high-growth and emerging stocks). The JPX-Nikkei Index 400 is rebalanced annually.

The MSCI Latin America Pacific Alliance Capped Index is designed to provide exposure to equity securities of issuers from Latin American member states of the Pacific Alliance, as well as securities of countries that are headquartered and carry out the majority of operations in these countries. The MSCI Latin America Pacific Alliance Capped Index is rebalanced quarterly.

42

DBX ETF Trust

Notes to Financial Statements (Continued)

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund, except Xtrackers Japan JPX-Nikkei 400 Equity ETF and Xtrackers International Real Estate ETF, is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of such a Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

In October 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification, which is intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. Effective with the current reporting period, the Funds adopted the amendments with the impacts being that the Funds are no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributable earnings and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Security Valuation    The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In

43

DBX ETF Trust

Notes to Financial Statements (Continued)

accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the accrual basis. Distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, are included in dividend income.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of Xtrackers Eurozone Equity ETF, Xtrackers International Real Estate ETF, Xtrackers Japan JPX-Nikkei 400 Equity ETF and Xtrackers MSCI Latin America Pacific Alliance ETF to pay out dividends from its net investment income semi-annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended May 31, 2019, the Funds did not incur any interest or penalties.

44

DBX ETF Trust

Notes to Financial Statements (Continued)

As of May 31, 2019, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Xtrackers Eurozone Equity ETF	$47,280	$(364,286)	$(188,437)	$(505,443)
Xtrackers International Real Estate ETF	503,785	(757,846)	(1,214,755)	(1,468,816)
Xtrackers Japan JPX-Nikkei 400 Equity ETF	380,001	(1,706,084)	(3,648,272)	(4,974,355)
Xtrackers MSCI Latin America Pacific Alliance ETF	123,109	—	(22,822)	100,287

The tax character of dividends and distributions declared for the periods ended May 31, 2019 and May 31, 2018 were as follows:

Period Ended May 31, 2019
Ordinary Income*
Xtrackers Eurozone Equity ETF	$71,498
Xtrackers International Real Estate ETF	73,382
Xtrackers Japan JPX-Nikkei 400 Equity ETF	378,111
Xtrackers MSCI Latin America Pacific Alliance ETF	21,262

Year Ended May 31, 2018
Ordinary Income*
Xtrackers Eurozone Equity ETF	$39,480
Xtrackers International Real Estate ETF	110,378
Xtrackers Japan JPX-Nikkei 400 Equity ETF	232,909

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions

At May 31, 2019, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers Eurozone Equity ETF	$104,577	$259,709	$364,286
Xtrackers International Real Estate ETF	634,915	122,931	757,846
Xtrackers Japan JPX-Nikkei 400 Equity ETF	1,458,631	247,453	1,706,084

For the fiscal year ended May 31, 2019, the effect of permanent “book/tax” reclassifications to the components of net assets are included below. These differences are primarily due to recognition of certain foreign currency gains (losses) as ordinary income (loss), return of capital distributions received, non-deductible excise tax paid, distribution re-classes, redemptions-in-kind, and passive foreign investment companies (“PFICs”).

	Distributable Earnings (Loss)	Paid-In Capital
Xtrackers Eurozone Equity ETF	$344,361	$(344,361)
Xtrackers International Real Estate ETF	(45,014)	45,014
Xtrackers Japan JPX-Nikkei 400 Equity ETF	14,531,150	(14,531,150)
Xtrackers MSCI Latin America Pacific Alliance ETF	(175,555)	175,555

45

DBX ETF Trust

Notes to Financial Statements (Continued)

As of May 31, 2019, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers Eurozone Equity ETF	$2,404,589	$(188,285)	$67,715	$(256,000)
Xtrackers International Real Estate ETF	61,326,719	(1,212,993)	288,768	(1,501,761)
Xtrackers Japan JPX-Nikkei 400 Equity ETF	33,057,725	(3,652,176)	710,938	(4,363,114)
Xtrackers MSCI Latin America Pacific Alliance ETF	2,519,451	(22,783)	104,750	(127,533)

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Foreign taxes payable as of May 31, 2019, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translation    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Funds may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended May 31, 2019, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.11% annualized effective rate as of May 31, 2019) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

46

DBX ETF Trust

Notes to Financial Statements (Continued)

As of May 31, 2019, Xtrackers Eurozone Equity ETF, Xtrackers International Real Estate ETF and Xtrackers Japan JPX-Nikkei 400 Equity ETF had securities on loan, which were classified as Common Stocks in the Schedule of Investments. The Xtrackers MSCI Latin America Pacific Alliance ETF had securities on loan, which were classified as Common Stocks and Exchange Traded Funds in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of May 31, 2019

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Xtrackers Eurozone Equity ETF
Common Stocks	$113,653	$—	$—	$18,253	$131,906

Gross amount of recognized liabilities for securities lending transactions					$131,906

Xtrackers International Real Estate ETF
Common Stocks	$412,237	$6,476	$5,423	$92,134	$516,270

Gross amount of recognized liabilities for securities lending transactions					$516,270

Xtrackers Japan JPX-Nikkei 400 Equity ETF
Common Stocks	$90,435	$—	$—	$167,564	$257,999

Gross amount of recognized liabilities for securities lending transactions					$257,999

Xtrackers MSCI Latin America Pacific Alliance ETF
Common Stocks	$—	$—	$3,572	$26,840	$30,412
Exchange-Traded Funds	1,320	379	135	1,621	3,455

Total Borrowings	$1,320	$379	$3,707	$28,461	$33,867

Gross amount of recognized liabilities for securities lending transactions					$33,867

Derivatives

Forward Foreign Currency Contracts    Xtrackers International Real Estate ETF may enter into forward foreign currency contracts (“forward currency contracts”) designed to offset a Fund’s exposure to non-U.S. currencies. In addition, the Fund may enter into forward currency contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to Shareholders.

A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Prior to February 22, 2019 Xtrackers International Real Estate ETF (formerly Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF) invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. The investment in forward currency contract short vs U.S. dollars had a contract value generally indicative of a range the former fund had to the value of non U.S. currencies during the period from June 1, 2018 through February 21, 2019.

The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency contracts. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

There were no open forward currency contracts as of the year ended May 31, 2019.

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended May 31, 2019, Xtrackers Eurozone Equity ETF, Xtrackers International Real Estate ETF and Xtrackers Japan JPX-Nikkei 400 Equity ETF utilized futures in order to simulate investment in the Funds’ Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

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DBX ETF Trust

Notes to Financial Statements (Continued)

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of May 31, 2019 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of May 31, 2019 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers International Real Estate ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$3,100
Xtrackers Japan JPX-Nikkei 400 Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$23,540

*

Includes cumulative appreciation or cumulative depreciation on futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended May 31, 2019 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

	Futures Contracts — Equity Contracts	Forward Foreign Currency Contracts — Foreign Exchange Contracts	Total
Xtrackers Eurozone Equity ETF	$(765)	$—	$(765)
Xtrackers International Real Estate ETF	(5,712)	102,847	97,135
Xtrackers Japan JPX-Nikkei 400 Equity ETF	(83,136)	—	(83,136)

Net Change in Unrealized Appreciation (Depreciation) on:

	Futures Contracts — Equity Contracts	Forward Foreign Currency Contracts — Foreign Exchange Contracts	Total
Xtrackers International Real Estate ETF	$(5,258)	$(4,146)	$(9,404)
Xtrackers Japan JPX-Nikkei 400 Equity ETF	(26,939)	—	(26,939)

48

DBX ETF Trust

Notes to Financial Statements (Continued)

For the period ended May 31, 2019 the average monthly volume of derivatives was as follows:

	Futures Contracts (Contract Value)	Forward Foreign Currency Contracts
Xtrackers Eurozone Equity ETF	$5,737	$—
Xtrackers International Real Estate ETF	245,722	(2,413,643	)*
Xtrackers Japan JPX-Nikkei 400 Equity ETF	166,167	—

*	For the period from June 1, 2018 through February 22, 2019

Affiliated Cash Management Vehicles    The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV, and DWS ESG Liquidity Fund maintains a floating NAV. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary management fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, for the period from June 1, 2018 through July 16, 2018, the Advisor was entitled to receive a unitary management fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Management Fee
Xtrackers Eurozone Equity ETF	0.15%
Xtrackers Japan JPX-Nikkei 400 Equity ETF	0.15%

For the period from June 1, 2018 through July 16, 2018, the Advisor had voluntarily agreed to waive a portion of its unitary management fee to the extent necessary to prevent the operating expenses of the Funds below, from exceeding 0.09% of the Fund’s average daily net assets. This agreement may only be terminated by the Fund’s Board (and may not be terminated by the Advisor) prior to that time. For the period from June 1, 2018 through July 16, 2018, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers Eurozone Equity ETF	$177
Xtrackers Japan JPX-Nikkei 400 Equity ETF	5,363

Effective July 17, 2018, the Board of Trustees terminated the Advisor’s voluntary expense limitation to the Funds below, and approved a reduction in the unitary management fee, at an annual rate equal to:

Unitary Management Fee
Xtrackers Eurozone Equity ETF	0.09%
Xtrackers Japan JPX-Nikkei 400 Equity ETF	0.09%

For its investment advisory services to Xtrackers International Real Estate ETF, for the period from June 1, 2018 through February 21, 2019, the Advisor was entitled to receive a unitary management fee from the Fund based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to 0.60%.

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DBX ETF Trust

Notes to Financial Statements (Continued)

Effective February 22, 2019, for its investment advisory services to Xtrackers International Real Estate ETF, the Advisor is entitled to receive a unitary management fee from the Fund based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to 0.12%.

Effective March 29, 2019 the Advisor had contractually agreed, until March 30, 2020, to waive a portion of its unitary management fee to the extent necessary to prevent the operating expenses of the Fund from exceeding 0.10% of the Fund’s average daily net assets. This agreement may only be terminated by the Fund’s Board (and may not be terminated by the Advisor) prior to that time. For the period March 29, 2019 through May 31, 2019, the Advisor waived $949 of the expenses of the Fund.

For its investment advisory services to Xtrackers MSCI Latin America Pacific Alliance ETF, the Advisor is entitled to receive a unitary management fee from the Fund based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to 0.45%.

The Advisor for the Funds below has contractually agreed to waive a portion of its management fees in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated cash management vehicles. For the period ended May 31, 2019, the Advisor waived expenses of the Fund’s as follows:

Expenses Waived
Xtrackers International Real Estate ETF	$137
Xtrackers Japan JPX-Nikkei 400 Equity ETF	21
Xtrackers MSCI Latin America Pacific Alliance ETF	6

Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services and expenses of the Independent Trustees. Each Fund is responsible for the payment of, interest expense, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of four Trustees, including three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the period ended May 31, 2019, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers Eurozone Equity ETF	$300,179	$302,207
Xtrackers International Real Estate ETF	17,247,999	4,833,735
Xtrackers Japan JPX-Nikkei 400 Equity ETF	75,695,989	75,759,691
Xtrackers MSCI Latin America Pacific Alliance ETF	2,406,293	1,313,670

For the period ended May 31, 2019, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers Eurozone Equity ETF	$3,137,832	$2,896,112
Xtrackers International Real Estate ETF	45,609,847	1,122,978
Xtrackers Japan JPX-Nikkei 400 Equity ETF	221,783,288	300,821,044
Xtrackers MSCI Latin America Pacific Alliance ETF	2,772,642	1,615,953

50

DBX ETF Trust

Notes to Financial Statements (Continued)

5. Fund Share Transactions

As of May 31, 2019, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At May 31, 2019, there was one affiliated shareholder account for the Fund listed below holding a significant percentage of the shares outstanding:

Approximate Percent of Outstanding Shares Held
Xtrackers MSCI Latin America Pacific Alliance ETF	95%

7. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers International Real Estate ETF and certain other funds managed by the Advisor to borrow up to $105 million. The Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain the Fund’s status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. The Fund may borrow up to the lesser of a pro-rata share of the credit facility at the amounts listed below or 33 percent of its net assets as permitted by the Act. The Fund had no outstanding loans at May 31, 2019.

Pro-rata Share
Xtrackers International Real Estate ETF	$525,000

8. Payments by Affiliates

During the period ended May 31, 2019, the Advisor agreed to reimburse Xtrackers Japan JPX-Nikkei 400 Equity ETF $117,653 for a loss on a trade executed incorrectly. The amount compensated was 0.22% of the Fund’s average net assets.

51

DBX ETF Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders of Xtrackers Eurozone Equity ETF, Xtrackers International Real Estate ETF (formerly, Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF), Xtrackers Japan JPX-Nikkei 400 Equity ETF, Xtrackers MSCI Latin America Pacific Alliance ETF, and the Board of Trustees of DBX ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Xtrackers Eurozone Equity ETF, Xtrackers International Real Estate ETF, Xtrackers Japan JPX-Nikkei 400 Equity ETF, and Xtrackers MSCI Latin America Pacific Alliance ETF (collectively referred to as the “Funds”), (four of the funds constituting DBX ETF Trust (the “Trust”)), including the schedules of investments, as of May 31, 2019, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (four of the funds constituting the DBX ETF Trust) at May 31, 2019, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. general accepted accounting principles.

Individual fund constituting the DBX ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Xtrackers Eurozone Equity ETF	For the year ended May 31, 2019	For each of the two years in the period ended May 31, 2019	For each of the three years in the period ended May 31, 2019 and the period from August 19, 2015 (commencement of operations) through May 31, 2016
Xtrackers International Real Estate ETF	For the year ended May 31, 2019	For each of the two years in the period ended May 31, 2019	For each of the five years in the period ended May 31, 2019
Xtrackers Japan JPX-Nikkei 400 Equity ETF	For the year ended May 31, 2019	For each of the two years in the period ended May 31, 2019	For each of the three years in the period ended May 31, 2019 and the period from June 24, 2015 (commencement of operations) through May 31, 2016
Xtrackers MSCI Latin America Pacific Alliance ETF	For the period from October 30, 2018 (commencement of operations) through May 31, 2019

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of the internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

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DBX ETF Trust

Report of Independent Registered Public Accounting Firm (Continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2019, by correspondence with the custodians and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

New York, New York

July 26, 2019

53

DBX ETF Trust

Trustees and Officers (Unaudited)

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Independent Trustees
Stephen R. Byers (1953) 345 Park Avenue New York, New York 10154	Trustee, Chairman of the Board and Member of the Audit and Nominating Committees; formerly, Lead Independent Trustee	Trustee since 2011 (Chairman of the Board since 2016; formerly, Lead Independent Trustee, 2015-2016)	Independent Director (2011-present); Independent Consultant (2014-present); formerly, Director of Investment Management, the Dreyfus Corporation (2000-2006) and Vice Chairman and Chief Investment Officer (2002-2006).	37	The Arbitrage Funds; Sierra Income Corporation; Mutual Fund Directors Forum.
George O. Elston (1964) 345 Park Avenue New York, New York 10154	Trustee, Chairman of the Audit Committee and Member of the Nominating Committee	Trustee since 2011 (Chairman of the Audit Committee since 2015)	Chief Financial Officer Enzyvant (2018-present); Chief Executive Officer, 2X Oncology, Inc. (2017-2018); Senior Vice President and Chief Financial Officer, Juniper Pharmaceuticals, Inc. (2014-2016); Senior Vice President and Chief Financial Officer, KBI BioPharma Inc. (2013-2014); Managing Partner, Chatham Street Partners (2010-2013).	37
J. David Officer (1948) 345 Park Avenue New York, New York 10154	Trustee, Chairman of the Nominating Committee and Member of the Audit Committee	Trustee since 2011 (Chairman of the Nominating Committee since 2015)	Independent Director (2010-present); formerly, Vice Chairman, the Dreyfus Corporation (2006-2009); President, The Dreyfus Family of Funds, Inc. (2006-2009).	37	Ilex Partners (Asia), LLC; Old Westbury Funds.

54

DBX ETF Trust

Trustees and Officers (Unaudited) (Continued)

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Interested Trustee
Michael Gilligan (1966) 345 Park Avenue New York, New York 10154	Trustee Treasurer, Chief Financial Officer and Controller	Trustee since 2016; Treasurer, Chief Financial Officer and Controller since 2010	Director in the Finance Division at DWS Investment Management Americas, Inc. (2008-present); Manager, Treasurer and Chief Financial Officer of the Advisor (2010-present); Chief Financial Officer of Global Passive Asset Management Platform (2012-2018); Global Finance Director, Alternative Investments (2018-present); Chief Financial Officer of RREEF America LLC (2018-present).	37	The Advisor, DBX Strategic Advisors LLC and DB Commodity Services LLC

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Freddi Klassen (1975) 345 Park Avenue New York, New York 10154	President and Chief Executive Officer	Since 2016	Director in DWS and Chief of Staff Office in the Americas for the Traditional Asset Classes Department (2014-present); Manager and Chief Operating Officer of DWS Investment Management Americas, Inc. (2018-present), the Advisor and DBX Strategic Advisors LLC and DB Commodity Services LLC (2016-present); Global Chief Operating Officer for Equities Technology in the Investment Bank Division at Deutsche Bank AG (2013-2014); Chief Operating Officer for Exchange Traded Funds and Systematic Funds in Europe (2008-2013).
Fiona Bassett (1974) 345 Park Avenue New York, New York 10154	Chief Operating Officer	Since 2014	Managing Director in DWS and Head of Passive Americas Asset Management Platform (2014-present); Manager and Chief Executive Officer and Chief Investment Officer of the Advisor (2014-present); Managing Director, COO Global Key Projects and Integration at Deutsche Asset Management (2012-2014); Managing Director at Deutsche Bank AG (2004-2012).

55

DBX ETF Trust

Trustees and Officers (Unaudited) (Continued)

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Frank Gecsedi (1967) 345 Park Avenue New York, New York 10154	Chief Compliance Officer	Since 2010	Director in the DWS Compliance Department (2016-present), Vice President in the Deutsche Asset Management Compliance Department at Deutsche Bank AG (2013-2016) and Chief Compliance Officer of the Advisor (2010-present); Vice President in Deutsche Bank’s Global Markets Legal, Risk and Capital Division (2010-2012).
Bryan Richards (1978) 345 Park Avenue New York New York 10154	Vice President	Since 2016	Managing Director in DWS (2018-present); Director in DWS (2014-2018); Portfolio Manager in the Passive Asset Management Department at Deutsche Bank AG (2011-present); Primary Portfolio Manager for the PowerShares DB Commodity ETFs (2011-2015).
Leslie Lowenbraun (1953) 345 Park Avenue New York, New York 10154	Secretary	Since 2016	Director in U.S. Retail Passive Legal of DWS (2018-present) and Chief Legal Officer of the Advisor (2017-present); Vice President in U.S. Retail Passive Legal of DWS (2014-2018) ; Counsel at Skadden, Arps, Slate, Meagher & Flom LLP (2005-2014).
Amy McDonald (1978) One International Place Boston, Massachusetts 02110	Assistant Secretary	Since 2018	Vice President in U.S. Retail Passive Legal of DWS (2018-present); Vice President, Fidelity Investments Asset Management Compliance (2016-2017); Legal Counsel and Senior Legal Counsel, Fidelity Investments (2010-2016).
Kevin Teevan (1973) 345 Park Avenue New York, New York 10154	Assistant Treasurer	Since 2018	Vice President in Finance for U.S. Traditional Asset Classes of DWS (2018-present); Vice President in Chief Operating Office for Global Transaction Banking at Deutsche Bank AG (2014-2017); Vice President in Finance for U.S. Passive Asset Management Platform at Deutsche Bank AG (2011-2014).
Christina A. Morse (1964) BNY Mellon Asset Servicing, Atlantic Terminal Office Tower, 2 Hanson Place Brooklyn, NY 11217	Assistant Secretary	Since 2016	Vice President at BNY Mellon-Asset Servicing (2014-present); Vice President and Counsel at Lord Abbett & Co. LLC (2013-2014).

Each Trustee serves until his or her successor is duly elected or appointed and qualified. Each officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

The Funds’ SAI includes additional information about the Funds’ Trustees and is available by calling 855-329-3837, or on the Company’s website at www.Xtrackers.com

56

DBX ETF Trust

Board Consideration in Approval of Investment Advisory Contract (Unaudited)

Xtrackers Eurozone Equity ETF, Xtrackers International Real Estate ETF, Xtrackers Japan JPX-Nikkei 400 Equity ETF, and Xtrackers MSCI Latin America Pacific Alliance ETF

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on February 11-12, 2019 (the “Meeting”), the Trustees, including the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Xtrackers Eurozone Equity ETF, Xtrackers International Real Estate ETF, Xtrackers Japan JPX-Nikkei 400 Equity ETF, and Xtrackers MSCI Latin America Pacific Alliance ETF (each a “Fund,” and collectively, the “Funds”). The Independent Trustees were advised throughout the review and Meeting by K&L Gates LLP (“Independent Trustee Counsel”).

Before reaching their decision to approve the Investment Advisory Agreement for another annual period, the Independent Trustees evaluated the materials furnished to them in advance of the Meeting from DBX Advisors LLC (“DBX” or the “Advisor”) for purposes of reviewing the agreement’s terms and also took into consideration the discussions they had with management during the Meeting and among themselves during their Executive Sessions held on February 11 and February 12, 2019. The Independent Trustees also noted that they had received and should take into consideration a substantial amount of information furnished throughout the year at regular Board meetings, which information included, among other things, an analysis of each Fund’s investment performance and related financial information, presentations given by DBX, as well as its periodic reports on brokerage commissions, portfolio execution and other services provided to the Funds.

In reaching its decision to continue in effect the Investment Advisory Agreement for another annual period, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Advisor from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Advisor.

The Board reached a determination, with the assistance of Dechert LLP (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services provided by the Advisor under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Advisor continuously during the prior year, in addition to the information the Advisor had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

The Board considered that the Advisor provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its Deutsche Bank affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also considered that in addition to managing the Funds’ portfolios directly, the Advisor provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds. The Trustees took into consideration that tracking error for each Fund during the year was in an expected range.

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DBX ETF Trust

Board Consideration in Approval of Investment Advisory Contract (Unaudited) (Continued)

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Advisor in supervising third party service providers to the Funds, such as the administrator and the custodian, noting the Advisor’s extensive work with these service providers (including onsite due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Advisor, which supports the Funds’ compliance program.

Advisor’s Financial Resources.    In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared each Fund’s advisory fee to that of other pertinent exchange-traded funds (“ETFs”) and noted that each Fund’s fee is competitive with the fees of its respective peer group. The Board agreed that it was familiar with the Advisor’s methodology for selecting each Fund’s peer group and believed that the Funds’ peer groups were appropriate. The Board considered that the fee for each of the Funds is a unitary fee pursuant to which the Advisor pays all of the Funds’ costs (subject to certain specified exceptions). The Board also considered that each Fund’s portfolio is managed on a day-to-day basis by the Advisor and that the Advisor also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered the expenses of the Advisor in developing and rendering services provided to the Funds and the information provided by the Advisor to the Board regarding the Funds’ profitability. The Board considered that the Advisor had provided extensive information about the Advisor’s profitability and the Advisor’s methodology in determining profitability. While the Advisor had provided information about the Advisor’s expenses relating to marketing the Funds, the Board considered the Advisor’s profitability without accounting for such expenses. The Board determined that, although only some of the Funds were profitable as of this time, the Advisor’s profitability with respect to each profitable Fund was not excessive. The Board considered whether the Advisor would benefit in other ways from its relationships with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Funds.

Economies of Scale.    The Board considered that certain Funds had attracted a substantial amount of assets, but determined that those Funds were not experiencing economies of scale beyond what was reflected in each Fund’s unitary fee, which the Board noted was very competitive. The Board considered that the other Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

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DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q or Form N-PORT (available for filings after March 31, 2019). Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca or Cboe, as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its period ended May 31, 2019.

Qualified Dividend Income*
Xtrackers Eurozone Equity ETF	93%
Xtrackers International Real Estate ETF	58%
Xtrackers Japan JPX-Nikkei 400 Equity ETF	100%
Xtrackers MSCI Latin America Pacific Alliance ETF	31%

* The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Each Fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

	Gross Foreign Income	Foreign Taxes Paid
Xtrackers Eurozone Equity ETF	$82,939	$8,852
Xtrackers International Real Estate ETF	395,510	26,277
Xtrackers Japan JPX-Nikkei 400 Equity ETF	663,946	73,052
Xtrackers MSCI Latin America Pacific Alliance ETF	68,909	8,453

59

DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax advisor, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

60

DBX ETF Trust

This report is intended for the shareholders of DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. There are special risks associated with an investments in real estate, including REITS. These risks include credit risk, interest rate fluctuations and the impact of varied economic conditions. Investing in foreign securities, particularly those of emerging markets, present certain risks such as currency fluctuations, political and economical changes, and market risks. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. The European financial markets have recently experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries, including Greece, Ireland, Italy, Portugal and Spain. A default or debt restructuring by any European country would adversely impact holders of that country’s debt, and sellers of credit default swaps linked to that country’s creditworthiness (which may be located in countries other than those listed in the previous sentence). These events have adversely affected the exchange rate of the euro, the common currency of certain EU countries, and may continue to significantly affect every country in Europe, including countries that do not use the euro. Italy, Portugal and Spain currently have high levels of debt and public spending, which may stifle economic growth, contribute to prolonged periods of recession or lower sovereign debt ratings and adversely impact investments. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Each Fund, except Xtrackers Japan JPX-Nikkei 400 Equity ETF and Xtrackers International Real Estate ETF, is non-diversified and can take larger positions in fewer issues, increasing each Fund’s potential risk. Performance of a Fund may diverge from that of an Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. A fund that focuses its investments in Japan can be impacted by the events and developments in Japan, which can adversely affect performance. There are additional risks associated with investing in aggressive growth stocks, non-diversified/concentrated funds and small- and mid-cap stocks which are more fully explained in the prospectuses, as applicable. An investment in any Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund. Please read the prospectus for more information.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. or Cboe BZX Exchange, Inc., as applicable. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NASDAQ and NASDAQ Index are servicemarks of NASDAQ Inc. and have been licensed for use by DBX. The Funds or securities referenced to herein are not sponsored, endorsed, issued, sold or promoted by NASDAQ Inc. nor does this company make any representation regarding the advisability of investing in the Funds. NASDAQ Inc.’s only relationship to each Fund is in the licensing of its trade names and the use of each Underlying Index which is determined, composed and calculated by NASDAQ Inc. without regard to the Funds. The Funds’ prospectus contains a more detailed description of the limited relationship NASDAQ Inc. has with DBX and any related Funds.

The iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index is the intellectual property (including registered trademarks) of STOXX Limited, Zug, Switzerland (“STOXX”), Deutsche Börse Group or their licensors, which is used under license. Xtrackers International Real Estate ETF is neither sponsored nor promoted, distributed or in any other manner supported by STOXX, Deutsche Börse Group or their licensors, research partners or data providers and STOXX, Deutsche Börse Group and their licensors, research partners or data providers do not give any warranty, and exclude any liability (whether in negligence or otherwise) with respect thereto generally or specifically in relation to any errors, omissions or interruptions in the Index is the intellectual property (including or its data).

The JPX-Nikkei 400 Total Return Index” (the “Index”) is copyrightable work calculated using such methodology independently developed by Japan Exchange Group, Inc. and Tokyo Stock Exchange, Inc. (hereinafter collectively called “JPX Group”) and Nikkei Inc. (hereinafter called “Nikkei”). JPX Group and Nikkei jointly own copyrights and any other intellectual property rights subsisting in “Index” itself and the methodology to calculate “Index”. JPN is not in any way sponsored, endorsed or promoted by JPX Group and Nikkei. JPX Group and Nikkei do not make any warranty or representation. JPX Group and Nikkei have no obligation to publish “Index” continuously and shall not be liable for any errors, delays or suspensions of the publication of “Index”.

The Funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such Funds or securities or any index on which such Funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX and any related Funds.

Copyright © 2019 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Invesment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 345 Park Ave. New York, NY 10154	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1100 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-38754-5 (7/19) DBX003925 (7/20)

Item 2.	Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3.	Audit Committee Financial Expert.

Stephen R. Byers, George O. Elston, and J. David Officer are the designated financial experts on the Audit Committee of DBX ETF Trust. With respect to DBX ETF Trust, Stephen Byers, George O. Elston, and J. David Officer are not “interested persons” as such terms are defined by Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $553,664 for 2019 and $699,504 for 2018.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2019 and $0 for 2018.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $304,417 for 2019 and $356,502 for 2018.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2019 and $0 for 2018.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

In accordance with Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the audit and permissible non-audit services of the Registrant.

(e)(2)	All of the services described in paragraphs (b) through (d) above were approved by the Audit Committee in accordance with paragraph (c) (7) (i) (c) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2019 and $0 for 2018.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Stephen R. Byers, George O. Elston, and J. David Officer.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)

The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)

There have been no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DBX ETF Trust

By (Signature and Title)*	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date August 2, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date August 2, 2019

By (Signature and Title)*	/s/ Michael Gilligan
Michael Gilligan
Treasurer, Chief Financial Officer and Controller

Date August 2, 2019

*	Print the name and title of each signing officer under his or her signature.